UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                             ---------------------------------
                                                       OMB APPROVAL
                                             ---------------------------------
                                             OMB Number:    3235-0578
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                                             per response........20.0
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                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09645
                                          ------------------------------------

                           Columbia Funds Series Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   One Financial Center, Boston, Massachusetts       02111
----------------------------------------------------- ------------------------
  (Address of principal executive offices)         (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111

------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    --------------------------

Date of fiscal year end:    3/31/06
                           --------------------

Date of reporting period:  12/31/05
                           ------------------

Item 1. Schedule of Investments.



INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)*
COMMON STOCKS - 65.9%

CONSUMER DISCRETIONARY - 7.6%

      AUTOMOBILES - 0.1%
                                        Harley-Davidson, Inc.                                        2,400          123,576
                                                                                         Automobiles Total          123,576

      DIVERSIFIED CONSUMER SERVICES - 0.5%
                                        Apollo Group, Inc., Class A(a)                               1,800          108,828
                                        Career Education Corp.(a)                                      900           30,348
                                        H&R Block, Inc.                                             16,400          402,620
                                        Weight Watchers International,
                                          Inc.(a)                                                    6,100          301,523
                                                                       Diversified Consumer Services Total          843,319

      HOTELS, RESTAURANTS & LEISURE - 0.6%
                                        Brinker International, Inc.                                  5,800          224,228
                                        Choice Hotels International, Inc.                            1,200           50,112
                                        Darden Restaurants, Inc.                                     6,100          237,168
                                        GTECH Holdings Corp.                                         4,000          126,960
                                        Panera Bread Co.(a)                                          1,100           72,248
                                        Yum! Brands, Inc.                                            6,800          318,784
                                                                       Hotels, Restaurants & Leisure Total        1,029,500

      HOUSEHOLD DURABLES - 0.8%
                                        Lennar Corp., Class A                                        1,700          103,734
                                        NVR, Inc.(a)                                                   800          561,600
                                        Pulte Homes, Inc.                                            5,800          228,288
                                        Toll Brothers, Inc.(a)                                      11,200          387,968
                                                                                  Household Durables Total        1,281,590

      LEISURE EQUIPMENT & PRODUCTS - 0.3%
                                        Marvel Entertainment, Inc.(a)                               33,200          543,816
                                                                        Leisure Equipment & Products Total          543,816

      MEDIA - 1.7%
                                        Clear Channel Communications, Inc.                           9,300          292,485
                                        Comcast Corp., Class A(a)                                    3,300           85,668
                                        DIRECTV Group, Inc.(a)                                       4,700           66,364
                                        Discovery Holding Co., Class A(a)                              300            4,545
                                        EchoStar Communications Corp.,
                                          Class A(a)                                                13,100          355,927
                                        Gannett Co., Inc.                                              400           24,228
                                        John Wiley & Sons, Inc., Class A                               700           27,328
                                        Liberty Media Corp., Class A(a)                              3,200           25,184
                                        Live Nation(a)                                               1,163           15,229
                                        McGraw-Hill Companies, Inc.                                  4,400          227,172
                                        Time Warner, Inc.                                           47,600          830,144
                                        Viacom, Inc., Class B                                       18,700          609,620


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

      MEDIA - (CONTINUED)
                                        Walt Disney Co.                                             14,700          352,359
                                                                                               Media Total        2,916,253

      MULTILINE RETAIL - 0.5%
                                        J.C. Penney Co., Inc.                                        7,200          400,320
                                        Nordstrom, Inc.                                              7,500          280,500
                                        Target Corp.                                                 3,700          203,389
                                                                                    Multiline Retail Total          884,209

      SPECIALTY RETAIL - 3.0%
                                        Abercrombie & Fitch Co., Class A                               400           26,072
                                        American Eagle Outfitters, Inc.                              1,000           22,980
                                        Autonation, Inc.(a)                                         28,900          627,997
                                        AutoZone, Inc.(a)                                            5,300          486,275
                                        Barnes & Noble, Inc.                                         9,900          422,433
                                        Bed Bath & Beyond, Inc.(a)                                   3,400          122,910
                                        Best Buy Co., Inc.                                           1,000           43,480
                                        Gap, Inc.                                                   22,100          389,844
                                        Home Depot, Inc.                                            22,100          894,608
                                        Limited Brands, Inc.                                        24,500          547,575
                                        Sherwin-Williams Co.                                         7,700          349,734
                                        Staples, Inc.                                               29,800          676,758
                                        TJX Companies, Inc.                                         20,900          485,507
                                                                                    Specialty Retail Total        5,096,173

      TEXTILES, APPAREL & LUXURY GOODS - 0.1%
                                        Coach, Inc.(a)                                               3,200          106,688
                                        NIKE, Inc., Class B                                          1,000           86,790
                                                                    Textiles, Apparel & Luxury Goods Total          193,478
                                                                              CONSUMER DISCRETIONARY TOTAL       12,911,914

CONSUMER STAPLES - 5.8%

      BEVERAGES - 1.8%
                                        Coca-Cola Co.                                               36,300        1,463,253
                                        Diageo PLC, ADR                                              7,300          425,590
                                        Pepsi Bottling Group, Inc.                                   9,700          277,517
                                        PepsiCo, Inc.                                               13,800          815,304
                                                                                           Beverages Total        2,981,664

      FOOD & STAPLES RETAILING - 0.9%
                                        Albertson's, Inc.                                              300            6,405
                                        Kroger Co.(a)                                                9,800          185,024
                                        Safeway, Inc.                                                1,400           33,124


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

      FOOD & STAPLES RETAILING - (CONTINUED)

                                        SUPERVALU, Inc.                                              6,200          201,376
                                        Sysco Corp.                                                  2,500           77,625
                                        Wal-Mart Stores, Inc.                                       23,700        1,109,160
                                                                            Food & Staples Retailing Total        1,612,714

      FOOD PRODUCTS - 0.5%
                                        General Mills, Inc.                                            400           19,728
                                        Pilgrim's Pride Corp.                                       13,600          450,976
                                        Tyson Foods, Inc., Class A                                  21,400          365,940
                                                                                       Food Products Total          836,644

      HOUSEHOLD PRODUCTS - 1.2%
                                        Clorox Co.                                                     600           34,134
                                        Procter & Gamble Co.                                        34,300        1,985,284
                                                                                  Household Products Total        2,019,418

      PERSONAL PRODUCTS - 0.0%
                                        Avon Products, Inc.                                            400           11,420
                                                                                   Personal Products Total           11,420

      TOBACCO - 1.4%
                                        Altria Group, Inc.                                          16,700        1,247,824
                                        Reynolds American, Inc.                                     12,400        1,182,092
                                                                                             Tobacco Total        2,429,916
                                                                                    CONSUMER STAPLES TOTAL        9,891,776

ENERGY - 5.7%

      ENERGY EQUIPMENT & SERVICES - 0.0%
                                        Patterson-UTI Energy, Inc.                                     200            6,590
                                                                         Energy Equipment & Services Total            6,590

      OIL, GAS & CONSUMABLE FUELS - 5.7%
                                        Amerada Hess Corp.                                           2,000          253,640
                                        Anadarko Petroleum Corp.                                     7,000          663,250
                                        Apache Corp.                                                 8,300          568,716
                                        Burlington Resources, Inc.                                   2,100          181,020
                                        Chevron Corp.                                               24,200        1,373,834
                                        ConocoPhillips                                              21,000        1,221,780
                                        Exxon Mobil Corp.                                           59,700        3,353,349
                                        Marathon Oil Corp.                                           6,900          420,693
                                        Occidental Petroleum Corp.                                   3,600          287,568
                                        Sunoco, Inc.                                                 8,400          658,392


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

ENERGY - (CONTINUED)

      OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
                                        Valero Energy Corp.                                         12,600          650,160
                                                                         Oil, Gas & Consumable Fuels Total        9,632,402
                                                                                              ENERGY TOTAL        9,638,992

FINANCIALS - 14.2%

      CAPITAL MARKETS - 3.4%
                                        Ameriprise Financial, Inc.                                     900           36,900
                                        Bear Stearns Companies, Inc.                                   800           92,424
                                        Charles Schwab Corp.                                        26,000          381,420
                                        Goldman Sachs Group, Inc.                                    9,000        1,149,390
                                        Lehman Brothers Holdings, Inc.                               8,900        1,140,713
                                        Mellon Financial Corp.                                      13,100          448,675
                                        Merrill Lynch & Co., Inc.                                   14,800        1,002,404
                                        Morgan Stanley                                              14,000          794,360
                                        Northern Trust Corp.                                           500           25,910
                                        State Street Corp.                                          11,600          643,104
                                        T. Rowe Price Group, Inc.                                      800           57,624
                                                                                     Capital Markets Total        5,772,924

      COMMERCIAL BANKS - 2.2%
                                        BB&T Corp.                                                     400           16,764
                                        Comerica, Inc.                                              10,000          567,600
                                        Marshall & Ilsley Corp.                                      1,800           77,472
                                        National City Corp.                                          1,600           53,712
                                        Popular, Inc.                                                5,000          105,750
                                        U.S. Bancorp                                                31,300          935,557
                                        Wachovia Corp.                                              11,900          629,034
                                        Wells Fargo & Co.                                           13,700          860,771
                                        Zions Bancorporation                                         7,300          551,588
                                                                                    Commercial Banks Total        3,798,248

      CONSUMER FINANCE - 0.3%
                                        American Express Co.                                         4,500          231,570
                                        Capital One Financial Corp.                                  2,600          224,640
                                        SLM Corp.                                                      900           49,581
                                                                                    Consumer Finance Total          505,791

      DIVERSIFIED FINANCIAL SERVICES - 1.8%
                                        Citigroup, Inc.                                             47,400        2,300,322
                                        JPMorgan Chase & Co.                                        19,800          785,862
                                                                      Diversified Financial Services Total        3,086,184


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      INSURANCE - 4.9%
                                        Allstate Corp.                                              15,600          843,492
                                        Ambac Financial Group, Inc.                                  5,900          454,654
                                        American International Group, Inc.                          23,200        1,582,936
                                        Endurance Specialty Holdings Ltd.                           10,300          369,255
                                        Fidelity National Financial, Inc.                            2,600           95,654
                                        Fidelity National Title Group,
                                          Inc., Class A                                              1,700           41,395
                                        Hartford Financial Services Group,
                                          Inc.                                                      10,100          867,489
                                        Lincoln National Corp.                                      12,000          636,360
                                        MBIA, Inc.                                                   5,400          324,864
                                        MetLife, Inc.                                               11,400          558,600
                                        Principal Financial Group, Inc.                             16,200          768,366
                                        Progressive Corp.                                            3,700          432,086
                                        Prudential Financial, Inc.                                  10,400          761,176
                                        SAFECO Corp.                                                 3,400          192,100
                                        St. Paul Travelers Companies, Inc.                           4,700          209,949
                                        Transatlantic Holdings, Inc.                                 1,200           80,640
                                                                                           Insurance Total        8,219,016

      REAL ESTATE - 0.2%
                                        Apartment Investment & Management
                                          Co., Class A, REIT                                           800           30,296
                                        Boston Properties, Inc., REIT                                  600           44,478
                                        CB Richard Ellis Group, Inc.,
                                          Class A(a)                                                 1,500           88,275
                                        Equity Office Properties Trust,
                                          REIT                                                       1,600           48,528
                                        Forest City Enterprises, Inc.,
                                          Class A                                                      500           18,965
                                        General Growth Properties, Inc.,
                                          REIT                                                       2,300          108,077
                                        Vornado Realty Trust, REIT                                     200           16,694
                                                                                         Real Estate Total          355,313

      THRIFTS & MORTGAGE FINANCE - 1.4%
                                        Countrywide Financial Corp.                                  3,100          105,989
                                        Fannie Mae                                                  11,300          551,553
                                        Freddie Mac                                                  6,900          450,915
                                        IndyMac Bancorp, Inc.                                        2,100           81,942
                                        MGIC Investment Corp.                                        5,500          362,010
                                        PMI Group, Inc.                                             12,500          513,375


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

         THRIFTS & MORTGAGE FINANCE - (CONTINUED)
                                        Washington Mutual, Inc.                                      5,700          247,950
                                                                          Thrifts & Mortgage Finance Total        2,313,734
                                                                                          FINANCIALS TOTAL       24,051,210

HEALTH CARE - 8.9%

      BIOTECHNOLOGY - 1.5%
                                        Amgen, Inc.(a)                                              17,600        1,387,936
                                        Genentech, Inc.(a)                                           1,000           92,500
                                        Gilead Sciences, Inc.(a)                                    12,600          663,138
                                        Techne Corp.(a)                                              7,900          443,585
                                                                                       Biotechnology Total        2,587,159

      HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
                                        Biomet, Inc.                                                 2,200           80,454
                                        Boston Scientific Corp.(a)                                  40,500          991,845
                                        Kinetic Concepts, Inc.(a)                                    5,500          218,680
                                        Medtronic, Inc.                                             11,100          639,027
                                        PerkinElmer, Inc.                                            5,900          139,004
                                                                    Health Care Equipment & Supplies Total        2,069,010

      HEALTH CARE PROVIDERS & SERVICES - 2.6%
                                        Aetna, Inc.                                                  7,700          726,187
                                        AmerisourceBergen Corp.                                      1,200           49,680
                                        Cardinal Health, Inc.                                        5,600          385,000
                                        Caremark Rx, Inc.(a)                                         3,700          191,623
                                        Cigna Corp.                                                  7,300          815,410
                                        Express Scripts, Inc.(a)                                       200           16,760
                                        Health Net, Inc.(a)                                          1,700           87,635
                                        McKesson Corp.                                              16,000          825,440
                                        Quest Diagnostics, Inc.                                      1,500           77,220
                                        Triad Hospitals, Inc.(a)                                     2,900          113,767
                                        UnitedHealth Group, Inc.                                    16,300        1,012,882
                                                                    Health Care Providers & Services Total        4,301,604

      PHARMACEUTICALS - 3.6%
                                        Abbott Laboratories                                         14,600          575,678
                                        Allergan, Inc.                                                 200           21,592
                                        Endo Pharmaceuticals Holdings,
                                          Inc.(a)                                                   16,600          502,316
                                        Forest Laboratories, Inc.(a)                                 6,400          260,352
                                        Johnson & Johnson                                           32,000        1,923,200
                                        King Pharmaceuticals, Inc.(a)                                2,100           35,532
                                        Merck & Co., Inc.                                           15,800          502,598


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      PHARMACEUTICALS - (CONTINUED)
                                        Pfizer, Inc.                                                85,300        1,989,196
                                        Wyeth                                                        6,200          285,634
                                                                                     Pharmaceuticals Total        6,096,098
                                                                                         HEALTH CARE TOTAL       15,053,871

INDUSTRIALS - 7.0%

      AEROSPACE & DEFENSE - 1.4%
                                        Boeing Co.                                                   8,500          597,040
                                        Lockheed Martin Corp.                                       12,400          789,012
                                        Northrop Grumman Corp.                                       7,400          444,814
                                        Precision Castparts Corp.                                      500           25,905
                                        Raytheon Co.                                                 3,900          156,585
                                        United Technologies Corp.                                    7,300          408,143
                                                                                 Aerospace & Defense Total        2,421,499

      AIR FREIGHT & LOGISTICS - 1.1%
                                        C.H. Robinson Worldwide, Inc.                               17,400          644,322
                                        FedEx Corp.                                                  6,500          672,035
                                        United Parcel Service, Inc., Class B                         7,200          541,080
                                                                             Air Freight & Logistics Total        1,857,437

      AIRLINES - 0.0%
                                        Southwest Airlines Co.                                       4,100           67,363
                                                                                            Airlines Total           67,363

      BUILDING PRODUCTS - 0.1%
                                        American Standard Companies, Inc.                            2,600          103,870
                                                                                   Building Products Total          103,870

      COMMERCIAL SERVICES & SUPPLIES - 1.1%
                                        Cendant Corp.                                               59,300        1,022,925
                                        Herman Miller, Inc.                                          5,100          143,769
                                        Robert Half International, Inc.                              1,700           64,413
                                        ServiceMaster Co.                                           20,600          246,170
                                        Waste Management, Inc.                                      12,500          379,375
                                                                      Commercial Services & Supplies Total        1,856,652

      INDUSTRIAL CONGLOMERATES - 1.9%
                                        3M Co.                                                       9,300          720,750
                                        General Electric Co.                                        70,900        2,485,045
                                                                            Industrial Conglomerates Total        3,205,795

      MACHINERY - 0.6%
                                        Cummins, Inc.                                                  800           71,784
                                        Danaher Corp.                                                7,800          435,084
                                        Illinois Tool Works, Inc.                                    4,300          378,357


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      MACHINERY - (CONTINUED)
                                        Pentair, Inc.                                                3,600          124,272
                                                                                           Machinery Total        1,009,497

      ROAD & RAIL - 0.3%
                                        J.B. Hunt Transport Services, Inc.                             700           15,848
                                        Norfolk Southern Corp.                                         600           26,898
                                        YRC Worldwide, Inc.(a)                                       9,500          423,795
                                                                                         Road & Rail Total          466,541

      TRADING COMPANIES & DISTRIBUTORS - 0.3%
                                        MSC Industrial Direct Co. , Class A                          7,300          293,606
                                        W.W. Grainger, Inc.                                          4,300          305,730
                                                                    Trading Companies & Distributors Total          599,336

      TRANSPORTATION - 0.2%
                                        Laidlaw International, Inc.                                 12,000          278,760
                                                                                      Transportation Total          278,760
                                                                                         INDUSTRIALS TOTAL       11,866,750

INFORMATION TECHNOLOGY - 10.3%

      COMMUNICATIONS EQUIPMENT - 1.8%
                                        Cisco Systems, Inc.(a)                                      92,300        1,580,176
                                        Motorola, Inc.                                              48,400        1,093,356
                                        QUALCOMM, Inc.                                               8,900          383,412
                                                                            Communications Equipment Total        3,056,944

      COMPUTERS & PERIPHERALS - 2.0%
                                        Apple Computer, Inc.(a)                                      4,300          309,127
                                        Dell, Inc.(a)                                               38,900        1,166,611
                                        Hewlett-Packard Co.                                         27,700          793,051
                                        International Business Machines
                                          Corp.                                                     12,900        1,060,380
                                        Western Digital Corp.(a)                                     7,300          135,853
                                                                             Computers & Peripherals Total        3,465,022

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
                                        Amphenol Corp., Class A                                      7,800          345,228
                                                                  Electronic Equipment & Instruments Total          345,228

      INTERNET SOFTWARE & SERVICES - 0.0%
                                        Google, Inc., Class A(a)                                       100           41,486
                                        VeriSign, Inc.(a)                                              400            8,768
                                                                        Internet Software & Services Total           50,254

      IT SERVICES - 0.8%
                                        Accenture Ltd., Class A                                      9,300          268,491
                                        Computer Sciences Corp.(a)                                   7,300          369,672


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

      IT SERVICES - (CONTINUED)
                                        Fiserv, Inc.(a)                                              9,400          406,738
                                        Global Payments, Inc.                                        7,700          358,897
                                                                                         IT Services Total        1,403,798

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
                                        Agere Systems, Inc.(a)                                         200            2,580
                                        Intel Corp.                                                108,000        2,695,680
                                        Lam Research Corp.(a)                                       12,700          453,136
                                        Linear Technology Corp.                                      6,200          223,634
                                        MEMC Electronic Materials, Inc.(a)                           5,200          115,284
                                        National Semiconductor Corp.                                10,400          270,192
                                        Texas Instruments, Inc.                                     28,600          917,202
                                                            Semiconductors & Semiconductor Equipment Total        4,677,708

      SOFTWARE - 2.7%
                                        Autodesk, Inc.                                               8,800          377,960
                                        Citrix Systems, Inc.(a)                                      8,500          244,630
                                        Computer Associates International,
                                          Inc.                                                         136            3,834
                                        Intuit, Inc.(a)                                              9,700          517,010
                                        Microsoft Corp.                                             73,000        1,908,950
                                        Oracle Corp.(a)                                             72,100          880,341
                                        Reynolds & Reynolds Co., Class A                            12,200          342,454
                                        Symantec Corp.(a)                                           14,000          245,000
                                                                                            Software Total        4,520,179
                                                                              INFORMATION TECHNOLOGY TOTAL       17,519,133

MATERIALS - 2.2%

      CHEMICALS - 0.7%
                                        Celanese Corp., Series A                                       100            1,912
                                        Dow Chemical Co.                                            10,600          464,492
                                        Eastman Chemical Co.                                         3,400          175,406
                                        PPG Industries, Inc.                                         8,800          509,520
                                        Scotts Miracle-Gro Co., Class A                                400           18,096
                                                                                           Chemicals Total        1,169,426

      CONSTRUCTION MATERIALS - 0.2%
                                        Lafarge North America, Inc.                                    300           16,506
                                        Martin Marietta Materials, Inc.                              4,900          375,928
                                                                              Construction Materials Total          392,434

      CONTAINERS & PACKAGING - 0.4%
                                        Ball Corp.                                                   7,000          278,040
                                        Owens-Illinois, Inc.(a)                                     13,900          292,456
                                                                              Containers & Packaging Total          570,496


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

      METALS & MINING - 0.7%
                                        Freeport-McMoRan Copper & Gold,
                                          Inc., Class B                                              3,300          177,540
                                        Nucor Corp.                                                 12,900          860,688
                                        Phelps Dodge Corp.                                           1,400          201,418
                                                                                     Metals & Mining Total        1,239,646

      PAPER & FOREST PRODUCTS - 0.2%
                                        MeadWestvaco Corp.                                          10,600          297,118
                                                                             Paper & Forest Products Total          297,118
                                                                                           MATERIALS TOTAL        3,669,120

TELECOMMUNICATION SERVICES - 1.9%

      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
                                        AT&T, Inc.                                                  29,101          712,680
                                        BellSouth Corp.                                              1,700           46,070
                                        Citizens Communications Co.                                  3,200           39,136
                                        MCI, Inc.                                                    1,500           29,595
                                        Verizon Communications, Inc.                                31,300          942,756
                                                              Diversified Telecommunication Services Total        1,770,237

      WIRELESS TELECOMMUNICATION SERVICES - 0.9%
                                        Crown Castle International Corp.(a)                         13,000          349,830
                                        NII Holdings, Inc.(a)                                        4,800          209,664
                                        Sprint Nextel Corp.                                         38,600          901,696
                                                                 Wireless Telecommunication Services Total        1,461,190
                                                                          TELECOMMUNICATION SERVICES TOTAL        3,231,427

UTILITIES - 2.3%

      ELECTRIC UTILITIES - 0.9%
                                        American Electric Power Co., Inc.                           19,000          704,710
                                        Edison International                                           500           21,805
                                        Entergy Corp.                                                1,700          116,705
                                        FirstEnergy Corp.                                           12,500          612,375
                                        Pepco Holdings, Inc.                                         3,000           67,110
                                                                                  Electric Utilities Total        1,522,705

      GAS UTILITIES - 0.2%
                                        Energen Corp.                                                2,800          101,696
                                        Equitable Resources, Inc.                                      100            3,669
                                        ONEOK, Inc.                                                  5,800          154,454
                                        UGI Corp.                                                    3,800           78,280
                                                                                       Gas Utilities Total          338,099


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
                                        Constellation Energy Group, Inc.                             1,600           92,160
                                        TXU Corp.                                                   14,800          742,812
                                                        Independent Power Producers & Energy Traders Total          834,972

      MULTI - UTILITIES - 0.7%
                                        CenterPoint Energy, Inc.                                    43,500          558,975
                                        DTE Energy Co.                                              12,300          531,237
                                        PG&E Corp.                                                   4,800          178,176
                                                                                   Multi - Utilities Total        1,268,388
                                                                                           UTILITIES TOTAL        3,964,164

                                        TOTAL COMMON STOCKS
                                        (COST OF $89,858,152)                                                   111,798,357

                                                                                                   PAR ($)

CORPORATE FIXED-INCOME BONDS & NOTES - 9.5%

BASIC MATERIALS - 0.2%

      FOREST PRODUCTS & PAPER - 0.1%

               INTERNATIONAL PAPER CO.
                                        4.250% 01/15/09                                             61,000           59,129

                        WESTVACO CORP.
                                        8.200% 01/15/30                                             81,000           94,237
                                                                             Forest Products & Paper Total          153,366

      METALS & MINING - 0.1%

                           ALCAN, INC.
                                        4.500% 05/15/13                                            225,000          214,207
                                                                                     Metals & Mining Total          214,207
                                                                                     BASIC MATERIALS TOTAL          367,573

COMMUNICATIONS - 1.1%

      MEDIA - 0.2%

     COMCAST CABLE COMMUNICATIONS, INC.
                                        7.125% 06/15/13                                             78,000           84,845

              TCI COMMUNICATIONS, INC.
                                        9.875% 06/15/22                                             51,000           68,615

                     TIME WARNER, INC.
                                        7.625% 04/15/31                                            142,000          157,529
                                        9.125% 01/15/13                                             88,000          103,231
                                                                                               Media Total          414,220

     TELECOMMUNICATION SERVICES - 0.9%

                            AT&T, INC.
                                        5.100% 09/15/14                                            250,000          244,778


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

            TELECOMMUNICATION SERVICES
            - (CONTINUED)

        BRITISH TELECOMMUNICATIONS PLC
                                        8.375% 12/15/10                                             53,000           60,424

      CINGULAR WIRELESS SERVICES, INC.
                                        8.125% 05/01/12                                             41,000           47,284

        DEUTSCHE TELEKOM INTERNATIONAL
                            FINANCE BV
                                        5.250% 07/22/13                                            183,000          181,724

  NEW CINGULAR WIRELESS SERVICES, INC.
                                        8.750% 03/01/31                                             37,000           49,003

                  SPRINT CAPITAL CORP.
                                        6.125% 11/15/08                                             24,000           24,673
                                        8.750% 03/15/32                                            116,000          153,336

          VERIZON GLOBAL FUNDING CORP.
                                        7.750% 12/01/30                                             28,000           33,312

             VERIZON NEW ENGLAND, INC.
                                        6.500% 09/15/11                                            224,000          229,927

            VERIZON PENNSYLVANIA, INC.
                                        5.650% 11/15/11                                            140,000          139,573

                    VODAFONE GROUP PLC
                                        7.750% 02/15/10                                            250,000          274,173
                                                                          Telecommunication Services Total        1,438,207
                                                                                      COMMUNICATIONS TOTAL        1,852,427

CONSUMER CYCLICAL - 0.7%

      AUTO MANUFACTURERS - 0.2%

    DAIMLERCHRYSLER N.A. HOLDING CORP.
                                        4.050% 06/04/08                                            199,000          193,699

                        FORD MOTOR CO.
                                        7.450% 07/16/31                                            252,000          171,360
                                                                                  Auto Manufacturers Total          365,059

      HOME BUILDERS - 0.3%

                      DR. HORTON, INC.
                                        7.875% 08/15/11                                            156,000          169,260

                               KB HOME
                                        5.750% 02/01/14                                            183,000          171,562

                   TOLL BROTHERS, INC.
                                        4.950% 03/15/14                                             97,000           89,981
                                                                                       Home Builders Total          430,803


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

      RETAIL - 0.2%
                          TARGET CORP.

                                        5.375% 06/15/09                                             22,000           22,361
                                        5.875% 03/01/12                                             66,000           69,476

                 WAL-MART STORES, INC.

                                        4.550% 05/01/13                                            325,000          317,405
                                                                                              Retail Total          409,242
                                                                                   CONSUMER CYCLICAL TOTAL        1,205,104

CONSUMER NON-CYCLICAL - 1.1%

      BEVERAGES - 0.5%

        ANHEUSER-BUSCH COMPANIES, INC.
                                        5.950% 01/15/33                                             91,000           97,145

           COCA-COLA ENTERPRISES, INC.
                                        5.750% 11/01/08                                            325,000          332,452

                    DIAGEO CAPITAL PLC
                                        3.375% 03/20/08                                            365,000          353,291
                                                                                           Beverages Total          782,888

      COMMERCIAL SERVICES - 0.0%

             R.R. DONNELLEY & SONS CO.
                                        4.950% 04/01/14                                             14,000           13,103
                                                                                 Commercial Services Total           13,103

      COSMETICS / PERSONAL CARE - 0.0%

                  PROCTER & GAMBLE CO.
                                        4.750% 06/15/07                                             51,000           51,017
                                                                           Cosmetics / Personal Care Total           51,017

      FOOD - 0.3%

                   GENERAL MILLS, INC.
                                        2.625% 10/24/06                                            250,000          245,503

                            KROGER CO.
                                        6.800% 04/01/11                                             19,000           19,916

                         SAFEWAY, INC.
                                        4.950% 08/16/10                                            175,000          169,727
                                                                                                 Food Total          435,146

      HEALTHCARE PRODUCTS - 0.1%

                       BAXTER FINCO BV
                                        4.750% 10/15/10(b)                                         250,000          245,890
                                                                                 Healthcare Products Total          245,890

         HEALTHCARE SERVICES - 0.2%

              UNITEDHEALTH GROUP, INC.
                                        3.375% 08/15/07                                            325,000          317,479


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

      HEALTHCARE SERVICES - (CONTINUED)

                       WELLPOINT, INC.
                                        6.375% 01/15/12                                             45,000           47,896
                                                                                 Healthcare Services Total          365,375

      HOUSEHOLD PRODUCTS / WARES - 0.0%

                  FORTUNE BRANDS, INC.
                                        2.875% 12/01/06                                             65,000           63,803
                                                                         Household Products /  Wares Total           63,803
                                                                               CONSUMER NON-CYCLICAL TOTAL        1,957,222

ENERGY - 0.6%

      OIL & GAS - 0.3%

                    CONOCO FUNDING CO.
                                        6.350% 10/15/11                                            142,000          151,481

                    DEVON ENERGY CORP.
                                        7.950% 04/15/32                                             31,000           39,886

                             USX CORP.
                                        6.650% 02/01/06                                            194,000          194,256

                      XTO ENERGY, INC.
                                        7.500% 04/15/12                                            175,000          196,473
                                                                                           Oil & Gas Total          582,096

      PIPELINES - 0.3%

      KINDER MORGAN ENERGY PARTNERS LP
                                        7.300% 08/15/33                                            270,000          304,382

                    TEPPCO PARTNERS LP
                                        7.625% 02/15/12                                            125,000          138,665
                                                                                           Pipelines Total          443,047
                                                                                              ENERGY TOTAL        1,025,143

FINANCIALS - 3.9%

      BANKS - 0.9%

                     HSBC HOLDINGS PLC
                                        7.350% 11/27/32                                             42,000           51,082

         KEY BANK NATIONAL ASSOCIATION
                                        7.000% 02/01/11                                             67,000           72,813

               MARSHALL & ILSLEY CORP.
                                        4.375% 08/01/09                                            300,000          295,557

                    NATIONAL CITY BANK
                                        4.625% 05/01/13                                            186,000          180,611

        SCOTLAND INTERNATIONAL FINANCE


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      BANKS - (CONTINUED)

                                        4.250% 05/23/13(b)                                         114,000          108,681

                 SOUTHTRUST BANK, INC.
                                        4.750% 03/01/13                                             53,000           52,575

                          U.S. BANK NA
                                        6.375% 08/01/11                                            189,000          201,523

                  UNION PLANTERS CORP.
                                        4.375% 12/01/10                                            203,000          197,186

                        WACHOVIA CORP.
                                        4.875% 02/15/14                                            325,000          318,211
                                                                                               Banks Total        1,478,239

      DIVERSIFIED FINANCIAL SERVICES - 2.7%

                  AMERICAN EXPRESS CO.
                                        3.750% 11/20/07                                             56,000           54,897
                                        4.750% 06/17/09                                            153,000          152,178
                                        5.500% 09/12/06                                             48,000           48,213

        AMERICAN GENERAL FINANCE CORP.
                                        2.750% 06/15/08                                             65,000           61,662

     ASSOCIATES CORP. OF NORTH AMERICA
                                        6.950% 11/01/18                                            120,000          138,206

          BEAR STEARNS COMPANIES, INC.
                                        4.500% 10/28/10                                            185,000          180,070

           CAPITAL ONE FINANCIAL CORP.
                                        5.500% 06/01/15                                            125,000          124,151

   CATERPILLAR FINANCIAL SERVICES CORP.
                                        2.350% 09/15/06                                            103,000          101,248
                                        5.950% 05/01/06                                            154,000          154,601

                       CIT GROUP, INC.
                                        7.375% 04/02/07                                             87,000           89,576

              CITIGROUP GLOBAL MARKETS
                        HOLDINGS, INC.
                                        6.500% 02/15/08                                             70,000           72,333

                       CITIGROUP, INC.
                                        5.000% 09/15/14                                            337,000          332,700

          COUNTRYWIDE HOME LOANS, INC.
                                        5.500% 08/01/06                                            302,000          303,039

   CREDIT SUISSE FIRST BOSTON USA, INC.
                                        4.875% 08/15/10                                            200,000          198,564

        GENERAL ELECTRIC CAPITAL CORP.
                                        5.875% 02/15/12                                             25,000           26,068
                                        6.750% 03/15/32                                            307,000          361,876

             GOLDMAN SACHS GROUP, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                                        4.125% 01/15/08                                             40,000           39,440
                                        6.345% 02/15/34                                            275,000          287,075

                    HSBC FINANCE CORP.
                                        5.875% 02/01/09                                            106,000          108,343
                                        6.375% 11/27/12                                             53,000           56,430
                                        7.200% 07/15/06                                            117,000          118,463

             JPMORGAN CHASE CAPITAL XV
                                        5.875% 03/15/35                                            475,000          474,055

        LEHMAN BROTHERS HOLDINGS, INC.
                                        5.000% 01/14/11                                            200,000          199,984

          MASSMUTUAL GLOBAL FUNDING II
                                        2.550% 07/15/08(b)                                          70,000           66,105

             MERRILL LYNCH & CO., INC.
                                        6.000% 02/17/09                                            149,000          153,673

                        MORGAN STANLEY
                                        4.750% 04/01/14                                            300,000          287,664

       PRINCIPAL LIFE GLOBAL FUNDING I
                                        6.250% 02/15/12(b)                                         144,000          152,512

                             SLM CORP.
                                        5.125% 08/27/12                                            300,000          299,892
                                                                      Diversified Financial Services Total        4,643,018

      REAL ESTATE - 0.0%

                      ERP OPERATING LP
                                        5.200% 04/01/13                                             16,000           15,910
                                                                                         Real Estate Total           15,910

      REAL ESTATE INVESTMENT TRUSTS - 0.2%

  HEALTH CARE PROPERTY INVESTORS, INC.
                                        6.450% 06/25/12                                             58,000           60,612

               SIMON PROPERTY GROUP LP

                                        5.750% 12/01/15(b)                                         200,000          202,036
                                                                       Real Estate Investment Trusts Total          262,648

      SAVINGS & LOANS - 0.1%

               WASHINGTON MUTUAL, INC.
                                        4.625% 04/01/14                                            195,000          184,755


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

         SAVINGS & LOANS - (CONTINUED)
                                        5.625% 01/15/07                                             50,000           50,391
                                                                                     Savings & Loans Total          235,146
                                                                                          FINANCIALS TOTAL        6,634,961

INDUSTRIALS - 0.9%

      AEROSPACE & DEFENSE - 0.2%

                            BOEING CO.
                                        5.125% 02/15/13                                             79,000           79,707

                 LOCKHEED MARTIN CORP.
                                        8.500% 12/01/29                                            150,000          203,500

                          RAYTHEON CO.
                                        5.375% 04/01/13                                             73,000           74,007
                                                                                 Aerospace & Defense Total          357,214

      ENVIRONMENTAL CONTROL - 0.1%

                WASTE MANAGEMENT, INC.

                                        7.375% 08/01/10                                            118,000          128,218
                                                                               Environmental Control Total          128,218

      MACHINERY - 0.2%

              JOHN DEERE CAPITAL CORP.
                                        4.625% 04/15/09                                            300,000          296,907
                                                                                           Machinery Total          296,907

      MISCELLANEOUS MANUFACTURING - 0.0%

                  GENERAL ELECTRIC CO.
                                        5.000% 02/01/13                                             66,000           65,907
                                                                         Miscellaneous Manufacturing Total           65,907

      TRANSPORTATION - 0.4%

         CANADIAN NATIONAL RAILWAY CO.
                                        6.900% 07/15/28                                             95,000          112,904

                             CSX CORP.
                                        6.750% 03/15/11                                            325,000          348,247

                   UNION PACIFIC CORP.
                                        3.875% 02/15/09                                            225,000          217,402
                                                                                      Transportation Total          678,553
                                                                                         INDUSTRIALS TOTAL        1,526,799

TECHNOLOGY - 0.2%

      COMPUTERS - 0.2%

 INTERNATIONAL BUSINESS MACHINES CORP.
                                        4.875% 10/01/06                                            104,000          104,073


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

TECHNOLOGY - (CONTINUED)

      COMPUTERS - (CONTINUED)

                                        6.220% 08/01/27                                            150,000          163,365
                                                                                           Computers Total          267,438
                                                                                          TECHNOLOGY TOTAL          267,438

UTILITIES - 0.8%

      ELECTRIC - 0.7%

            CENTERPOINT ENERGY HOUSTON
                          ELECTRIC LLC
                                        5.750% 01/15/14                                            225,000          232,094

               CONSOLIDATED EDISON CO.
                           OF NEW YORK
                                        4.700% 06/15/09                                            108,000          107,623

             EXELON GENERATION CO. LLC
                                        6.950% 06/15/11                                            225,000          242,237

                NISOURCE FINANCE CORP.
                                        5.400% 07/15/14                                            113,000          113,051

         NY STATE ELECTRIC & GAS CORP.
                                        5.750% 05/01/23                                             18,000           17,923

     PUBLIC SERVICE ELECTRIC & GAS CO.
                                        4.000% 11/01/08                                             57,000           55,488

                    SCOTTISH POWER PLC
                                        5.375% 03/15/15                                            275,000          274,621

         VIRGINIA ELECTRIC & POWER CO.
                                        5.375% 02/01/07                                             93,000           93,341
                                                                                            Electric Total        1,136,378

      GAS - 0.1%

                         SEMPRA ENERGY
                                        4.750% 05/15/09                                            150,000          147,886
                                                                                                 Gas Total          147,886
                                                                                           UTILITIES TOTAL        1,284,264

                                        TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                        (COST OF $16,123,186)                                                    16,120,931

MORTGAGE-BACKED SECURITIES - 8.6%

      FEDERAL HOME LOAN MORTGAGE CORP.

                                        5.000% 07/01/20                                          3,356,530        3,323,396
                                        5.000% 09/01/20                                          1,563,821        1,548,384
                                        5.000% 10/01/20                                            493,477          488,606
                                        6.500% 07/01/29                                            161,193          165,809
                                        6.500% 11/01/32                                            433,525          445,068
                                        8.000% 07/01/10                                              4,013            4,079


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                                        8.000% 09/01/25                                             84,736           90,548

 FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                        5.000% 10/01/20                                          5,821,783        5,759,820
                                        5.449% 08/01/36(c)                                          50,226           50,796
                                        5.500% 06/01/35                                          1,108,693        1,098,068
                                        5.500% 10/01/35                                            573,376          567,881
                                        6.500% 10/01/24                                            664,549          685,166
                                        6.500% 07/01/32                                             37,155           38,192
                                        6.500% 05/01/33                                             21,484           22,084
                                        7.500% 10/01/11                                             37,045           38,859
                                        8.500% 08/01/11                                             88,631           93,516
                                        10.000% 09/01/18                                            73,756           81,670

          GOVERNMENT NATIONAL MORTGAGE
                           ASSOCIATION
                                        7.500% 12/15/23                                             37,302           39,500

                                        TOTAL MORTGAGE-BACKED SECURITIES
                                        (COST OF $14,626,089)                                                    14,541,442

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%

AGENCY - 2.1%

      FEDERAL HOME LOAN MORTGAGE CORP.
                                        4.000% 09/15/15                                          1,300,000        1,262,851
                                        4.500% 03/15/21                                          1,500,000        1,459,601

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                        5.500% 08/25/17                                            278,916          281,457
                                        6.000% 04/25/17                                            260,000          269,199
                                        7.000% 01/25/21                                             32,100           33,009

                 VENDEE MORTGAGE TRUST
                                        0.303% 03/15/29(c)(d)                                   11,563,332           93,119
                                        0.445% 09/15/27(c)(d)                                    8,341,686           89,405
                                                                                              AGENCY TOTAL        3,488,641

NON - AGENCY - 4.2%

    COUNTRYWIDE ALTERNATIVE LOAN TRUST
                                        5.250% 03/25/35                                          1,394,753        1,371,265
                                        5.250% 08/25/35                                          1,209,472        1,206,981
                                        5.500% 10/25/35                                          1,815,315        1,819,798

 WASHINGTON MUTUAL MORTGAGE SECURITIES
                                 CORP.
                                        5.500% 10/25/35                                          1,400,000        1,402,534

    WELLS FARGO ALTERNATIVE LOAN TRUST


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

NON - AGENCY - (CONTINUED)

                                        5.500% 02/25/35                                          1,370,991        1,362,449
                                                                                        NON - AGENCY TOTAL        7,163,027

                                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                        (COST OF $10,770,969)                                                    10,651,668

GOVERNMENT AGENCIES & OBLIGATIONS - 5.5%

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%

                   PROVINCE OF ONTARIO
                                        3.500% 09/17/07                                            325,000          318,955

                    PROVINCE OF QUEBEC
                                        7.500% 09/15/29                                            169,000          224,434

                     REPUBLIC OF ITALY
                                        2.750% 12/15/06                                            123,000          121,210
                                        3.750% 12/14/07                                            302,000          297,319

                 UNITED MEXICAN STATES
                                        7.500% 04/08/33                                            191,000          225,380
                                                                      FOREIGN GOVERNMENT OBLIGATIONS TOTAL        1,187,298

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 4.8%

                   U.S. TREASURY BONDS
                                        6.250% 08/15/23                                          4,420,000        5,278,103
                                        7.250% 05/15/16                                          1,485,000        1,823,418

   U.S. TREASURY INFLATION INDEX NOTES
                                        3.875% 01/15/09                                          1,020,163        1,072,208
                                                              U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL        8,173,729

                                        TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                        (COST OF $9,221,406)                                                      9,361,027

ASSET-BACKED SECURITIES - 2.4%

       AMERICAN EXPRESS CREDIT ACCOUNT
                          MASTER TRUST
                                        1.690% 01/15/09                                            125,252          123,545

                AMERICREDIT AUTOMOBILE
                     RECEIVABLES TRUST
                                        2.070% 08/06/08                                            439,523          435,833

    BANK ONE AUTO SECURITIZATION TRUST
                                        1.820% 09/20/07                                            130,651          130,045

   CITIBANK CREDIT CARD ISSUANCE TRUST
                                        2.500% 04/07/08                                            621,000          617,671

   CITIBANK CREDIT CARD MASTER TRUST I
                                        6.100% 05/15/08                                            500,000          502,535


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                                                                                   PAR ($)        VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

            FIRST PLUS HOME LOAN TRUST
                                        7.720% 05/10/24                                             21,613           21,653

          FORD CREDIT AUTO OWNER TRUST
                                        2.700% 06/15/07                                            180,458          179,619

   HONDA AUTO RECEIVABLES OWNER TRUST
                                        3.060% 10/21/09                                            676,000          659,526

        LONG BEACH MORTGAGE LOAN TRUST
                                        4.459% 04/25/35(c)                                         498,941          498,951

   NISSAN AUTO RECEIVABLES OWNER TRUST
                                        2.700% 12/17/07                                            318,000          314,600

   VOLKSWAGEN AUTO LOAN ENHANCED TRUST
                                        2.270% 10/22/07                                            560,113          555,655

                                        TOTAL ASSET-BACKED SECURITIES
                                        (COST OF $4,058,926)                                                      4,039,633

                                                                                                   SHARES

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%

      BEAR STEARNS COMMERCIAL MORTGAGE
                            SECURITIES
                                        5.449% 12/11/40                                          1,430,000        1,460,216

MERRILL LYNCH MORTGAGE INVESTORS, INC.
                                        0.879% 12/15/30(c)                                       5,181,581          142,701

          MERRILL LYNCH MORTGAGE TRUST
                                        5.245% 11/12/37                                            790,000          799,377

                                        TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                                        (COST OF $2,402,249)                                                      2,402,294

                                                                                                     UNITS

WARRANTS - 0.0%

MATERIALS - 0.0%

      CHEMICALS - 0.0%

                         SOLUTIA, INC.  (a)(b)(e)(f)                                                   195               --
                                                                                           Chemicals Total               --
                                                                                           MATERIALS TOTAL               --

                                        TOTAL WARRANTS
                                        (COST OF $--)                                                                    --

                                                                                                   PAR ($)

SHORT-TERM OBLIGATION - 0.4%

                                        Repurchase agreement with State
                                           Street Bank & Trust Co., dated
                                           12/30/05, due 01/03/06 at
                                           4.080%, collateralized by a
                                           U.S. Government Agency
                                           Obligation maturing 09/01/20,
                                           market value of $694,773
                                           (repurchase proceeds $681,309)                          681,000          681,000

                                        TOTAL SHORT-TERM OBLIGATION
                                        (COST OF $681,000)                                                          681,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II


                                        TOTAL INVESTMENTS - 100.0%
                                        (COST OF $147,741,977)(G)(H)                                            169,596,352

                                        OTHER ASSETS & LIABILITIES, NET - (0.0)%                                    (47,756)

                                        NET ASSETS - 100.0%                                                     169,548,596


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a)   Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which did not include any illiquid securities except for the following, amounted to $775,224, which represents 0.5% of net assets.

                               Acquistion
      Security                    Date          Units        Cost       Value
      --------------------------------------------------------------------------
      Solutia, Inc.            07/09/02          195         $ --        $ --

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

________________________________________________________________________________
December 31, 2005 (Unaudited)                  Columbia Asset Allocation Fund II

(d) Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At December 31, 2005, these securities amounted to $182,524, which represents 0.1% of net assets.

                               Acquistion
      Security                    Date           Par         Cost       Value
      --------------------------------------------------------------------------
      Vendee Mortgage Trust:
       0.303% 03/15/29 .....   09/24/98-
                               06/23/03      $11,563,332    $82,334    $ 93,119
       0.446% 09/15/27 .....   02/26/98-
                               04/01/03        8,341,686     85,892      89,405
                                                                       --------
                                                                       $182,524
                                                                       --------

(e)   Rounds to less than $1.

(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)   Cost for federal income tax purposes is $147,741,977.

(h) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

             Unrealized            Unrealized          Net Unrealized
            APPRECIATION          DEPRECIATION          APPRECIATION
            ------------          ------------          ------------
            $25,406,613           $(3,552,238)           $21,854,375

      ACRONYM   NAME
      -------   ----

      ADR       American Depositary Receipt
      REIT      Real Estate Investment Trust

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)        Columbia LifeGoal Balanced Growth Portfolio



                                                                                                    SHARES        VALUE ($)*
INVESTMENT COMPANIES(A) - 100.0%

                                        Columbia Acorn International Fund,
                                          Class Z                                                  922,562       30,850,480
                                        Columbia Acorn USA Fund, Class Z                           440,226       11,899,308
                                        Columbia Cash Reserves, Capital
                                          Class Shares                                          18,162,374       18,162,374
                                        Columbia Convertible Securities
                                          Fund, Class Z                                            482,203        8,231,201
                                        Columbia High Income Fund, Class Z                       4,549,530       40,445,321
                                        Columbia International Value Fund,
                                          Class Z                                                1,348,997       30,541,281
                                        Columbia Large Cap Core Fund,
                                          Class Z                                                6,499,895       83,263,660
                                        Columbia Large Cap Value Fund,
                                          Class Z                                                5,453,689       75,369,982
                                        Columbia Marsico Focused Equities
                                          Fund, Class Z                                          4,232,376       86,975,317
                                        Columbia Marsico International
                                        Opportunities Fund, Class Z                              1,362,437       18,365,651
                                        Columbia Marsico Mid Cap Growth
                                        Fund, Class Z                                            3,709,444       51,412,889
                                        Columbia Mid Cap Value Fund, Class Z                     2,417,860       33,777,506
                                        Columbia Small Cap Growth Fund II,
                                          Class Z                                                  638,373        9,907,552
                                        Columbia Small Cap Value Fund II,
                                          Class Z                                                1,665,600       20,953,243
                                        Columbia Total Return Bond Fund,
                                          Class Z                                               32,193,991      313,247,532

                                        TOTAL INVESTMENT COMPANIES
                                        (COST OF $778,192,018)                                                  833,403,297

                                        TOTAL INVESTMENTS - 100.0%
                                        (COST OF $778,192,018)(B)(C)                                            833,403,297

                                        OTHER ASSETS & LIABILITIES, NET - 0.0%                                     (260,886)

                                        NET ASSETS - 100.0%                                                     833,142,411


Notes to Investment Portfolio:

*     Security Valuation:

      Investments in Mortgage-and Asset-Backed Portfolio or Class Z shares of other Columbia Funds (the "Underlying Funds") are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)   Cost for federal income tax purposes is $778,192,018.

(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized           Unrealized           Net Unrealized
      Appreciation         Depreciation           Appreciation
      ------------         ------------           ------------
      $62,423,505          $(7,212,226)           $55,211,279

________________________________________________________________________________
December 31, 2005 (Unaudited)        Columbia LifeGoal Balanced Growth Portfolio

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                 Columbia LifeGoal Growth Portfolio



                                                                                                    SHARES        VALUE ($)*
INVESTMENT COMPANIES(A) - 99.9%

                                        Columbia Acorn International Fund, Class Z               1,095,460       36,632,177
                                        Columbia Acorn USA Fund, Class Z                           401,111       10,842,035
                                        Columbia International Value Fund, Class Z               1,368,426       30,981,162
                                        Columbia Large Cap Core Fund, Class Z                    6,972,649       89,319,637
                                        Columbia Large Cap Value Fund, Class Z                   6,547,366       90,484,594
                                        Columbia Marsico Focused Equities Fund, Class Z          4,786,849       98,369,756
                                        Columbia Marsico International Opportunities Fund,
                                          Class Z                                                1,582,305       21,329,466
                                        Columbia Marsico Mid Cap Growth Fund, Class Z            3,173,217       43,980,785
                                        Columbia Mid Cap Value Fund, Class Z                     2,784,672       38,901,867
                                        Columbia Small Cap Growth Fund II, Class Z                 515,532        8,001,063
                                        Columbia Small Cap Value Fund II, Class Z                1,532,894       19,283,811

                                        TOTAL INVESTMENT COMPANIES
                                        (COST OF $429,238,100)                                                  488,126,353

                                        TOTAL INVESTMENTS - 99.9%
                                        (COST OF $429,238,100)(B)(C)                                            488,126,353

                                        OTHER ASSETS & LIABILITIES, NET - 0.1%                                      527,659

                                        NET ASSETS - 100.0%                                                     488,654,012


Notes to Investment Portfolio:

*     Security Valuation:

      Investments in Mortgage-and Asset-Backed Portfolio or Class Z shares of other Columbia Funds (the "Underlying Funds") are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)   Cost for federal income tax purposes is $429,238,100.

(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized         Unrealized        Net Unrealized
      Appreciation       Depreciation        Appreciation
      ------------       ------------       --------------
      $59,730,665         $(842,412)         $58,888,253

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)        Columbia LifeGoal Income & Growth Portfolio



                                                                                                    SHARES        VALUE ($)*
INVESTMENT COMPANIES(A) - 100.1%

                                        Columbia Acorn International Fund,
                                          Class Z                                                  175,164        5,857,479
                                        Columbia Acorn USA Fund, Class Z                            43,869        1,185,773
                                        Columbia Cash Reserves, Capital
                                          Class Shares                                           2,959,877        2,959,877
                                        Columbia Convertible Securities
                                          Fund, Class Z                                            125,479        2,141,929
                                        Columbia High Income Fund, Class Z                       2,130,086       18,936,464
                                        Columbia International Value Fund,
                                          Class Z                                                  197,506        4,471,530
                                        Columbia Large Cap Core Fund,
                                          Class Z                                                1,015,606       13,009,914
                                        Columbia Large Cap Value Fund,
                                          Class Z                                                  788,624       10,898,786
                                        Columbia Marsico Focused Equities
                                          Fund, Class Z                                            661,806       13,600,120
                                        Columbia Marsico International
                                          Opportunities Fund, Class Z                              263,716        3,554,891
                                        Columbia Marsico Mid Cap Growth
                                          Fund, Class Z                                            483,030        6,694,802
                                        Columbia Mid Cap Value Fund, Class Z                       314,762        4,397,221
                                        Columbia Short Term Bond Fund,
                                          Class Z                                                7,128,839       69,648,753
                                        Columbia Small Cap Growth Fund II,
                                          Class Z                                                   62,027          962,664
                                        Columbia Small Cap Value Fund II,
                                          Class Z                                                  172,645        2,171,874
                                        Columbia Total Return Bond Fund,
                                          Class Z                                                5,479,809       53,318,541

                                        TOTAL INVESTMENT COMPANIES
                                        (COST OF $211,384,767)                                                  213,810,618

                                        TOTAL INVESTMENTS - 100.1%
                                        (COST OF $211,384,767)(B)(C)                                            213,810,618

                                        OTHER ASSETS & LIABILITIES, NET - (0.1)%                                   (118,470)

                                        NET ASSETS - 100.0%                                                     213,692,148


Notes to Investment Portfolio:

*     Security Valuation:

      Investments in Mortgage-and Asset-Backed Portfolio or Class Z shares of other Columbia Funds (the "Underlying Funds") are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)   Cost for federal income tax purposes is $211,388,249.

(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized        Unrealized         Net Unrealized
      Appreciation      Depreciation         Appreciation
      ------------      ------------        --------------
       $6,145,386       $(3,719,535)         $2,425,851

________________________________________________________________________________
December 31, 2005 (Unaudited)        Columbia LifeGoal Income & Growth Portfolio

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                      Columbia LifeGoal Income Fund



                                                                                                    SHARES        VALUE ($)*
INVESTMENT COMPANIES(A) - 100.6%

                                        Columbia Cash Reserves, Capital
                                          Class Shares                                           1,871,225        1,871,225
                                        Columbia Convertible Securities
                                          Fund, Class Z                                            112,056        1,912,803
                                        Columbia High Income Fund, Class Z                         817,570        7,268,196
                                        Columbia Short Term Bond Fund,
                                          Class Z                                                1,671,241       16,328,023
                                        Columbia Total Return Bond Fund,
                                          Class Z                                                  377,157        3,669,736
                                        Mortgage- and Asset-Backed
                                          Portfolio                                                538,516        5,358,235

                                        TOTAL INVESTMENT COMPANIES
                                        (COST OF $36,901,748)                                                    36,408,218

                                        TOTAL INVESTMENTS - 100.6%
                                        (COST OF $36,901,748)(B)(C)                                              36,408,218

                                        OTHER ASSETS & LIABILITIES, NET - (0.6)%                                   (203,204)

                                        NET ASSETS - 100.0%                                                      36,205,014


Notes to Investment Portfolio:

*     Security Valuation:

      Investments in Mortgage-and Asset-Backed Portfolio or Class Z shares of other Columbia Funds (the "Underlying Funds") are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)   Cost for federal income tax purposes is $36,901,748.

(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized         Unrealized        Net Unrealized
      Appreciation       Depreciation        DEPRECIATION
      ------------       ------------       --------------
       $120,679           $(614,209)         $(493,530)

INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Treasury Reserves



                                                                                                 PAR ($)        VALUE ($)*
GOVERNMENT AGENCIES & OBLIGATIONS - 5.6%

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 5.6%

                         U.S. TREASURY NOTES

                                                      1.500% 03/31/06                           100,000,000       99,564,980
                                                      1.625% 02/28/06                           685,000,000      682,703,238
                                                      6.500% 10/15/06                           100,000,000      101,527,862

                                                                     U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                                                                                                      TOTAL      883,796,080

                                                        TOTAL GOVERNMENT AGENCIES &
                                                        OBLIGATIONS
                                                        (COST OF $883,796,080)                                   883,796,080
SHORT-TERM OBLIGATIONS - 94.6%

U.S. GOVERNMENT OBLIGATIONS
- 1.3%

                 UNITED STATES TREASURY BILL

                                                      (a) 01/26/06                              195,000,000      194,479,323
                                                      3.900% 01/19/06(b)                         10,000,000        9,980,500

                                                                        U.S. GOVERNMENT  OBLIGATIONS  TOTAL      204,459,823

REPURCHASE AGREEMENTS
- 93.3%

                                                        Repurchase agreement
                                                           with ABN AMRO Bank
                                                           US, dated 12/30/05,
                                                           due on 01/03/06, at
                                                           3.500% collateralized
                                                           by U.S. Treasury
                                                           Notes with maturities
                                                           to 05/15/06, market
                                                           value $510,000,938
                                                           (repurchase
                                                           proceeds $500,194,444)               500,000,000      500,000,000

                                                        Repurchase agreement
                                                           with Barclays Bank
                                                           PLC, dated 12/30/05,
                                                           due on 01/03/06, at
                                                           3.350% collateralized
                                                           by U.S. Treasury
                                                           Bond, Notes and Bill
                                                           with maturities to
                                                           02/15/31, market
                                                           value $591,601,047
                                                           (repurchase
                                                           proceeds $580,215,889)               580,000,000      580,000,000

                                                        Repurchase agreement
                                                           with Barclays Bank
                                                           PLC, dated 12/30/05,
                                                           due on 01/03/06, at
                                                           4.250% collateralized
                                                           by GNMA Bonds with
                                                           maturities to
                                                           12/15/35, market
                                                           value $280,500,000
                                                           (repurchase proceeds
                                                           $276,298,611)                        275,000,000      275,000,000

                                                        Repurchase agreement
                                                           with Bear Stearns,
                                                           dated 12/30/05, due
                                                           on 01/03/06, at
                                                           3.100% collateralized
                                                           by U.S. Treasury
                                                           Bonds, Notes and
                                                           Bills with maturities
                                                           to 08/15/25, market
                                                           value $1,881,901,990
                                                           (repurchase proceeds
                                                           $1,845,635,500)                    1,845,000,000    1,845,000,000

________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Treasury Reserves



                                                                                                 PAR ($)         VALUE ($)

SHORT-TERM OBLIGATIONS - (CONTINUED)

REPURCHASE AGREEMENTS
- (CONTINUED)

                                                        Repurchase agreement with Bear
                                                           Stearns, dated 12/30/05, due on
                                                           01/03/06, at 3.400%
                                                           collateralized by U.S. Treasury
                                                           Bonds and Notes with maturities
                                                           to 02/15/31, market value
                                                           $1,023,856,791 (repurchase
                                                           proceeds $1,000,377,778)           1,000,000,000    1,000,000,000

                                                        Repurchase agreement
                                                           with BNP Paribas,
                                                           dated 12/30/05, due
                                                           on 01/03/06, at
                                                           3.350% collateralized
                                                           by U.S. Treasury
                                                           Bonds, Notes and
                                                           Bills with maturities
                                                           to 11/15/15, market
                                                           value $1,021,020,176
                                                           (repurchase proceeds
                                                           $1,002,372,222)                    1,001,000,000    1,001,000,000

                                                        Repurchase agreement with
                                                           Countrywide Securities Corp.,
                                                           dated 12/30/05, due on
                                                           01/03/06, at 3.500%
                                                           collateralized by U.S. Treasury
                                                           Bonds and Notes with maturities
                                                           to 11/15/28, market value
                                                           $510,000,264 (repurchase
                                                           proceeds $500,194,444)               500,000,000      500,000,000

                                                        Repurchase agreement with
                                                           Countrywide Securities Corp.,
                                                           dated 12/30/05, due on
                                                           01/03/06, at 4.150%
                                                           collateralized by GNMA Bonds
                                                           with maturities to 12/15/35,
                                                           market value $392,700,000
                                                           (repurchase proceeds
                                                           $385,177,528)                        385,000,000      385,000,000

                                                        Repurchase agreement with Deutsche
                                                           Bank Securities dated 12/30/05,
                                                           due on 01/03/06, at 3.350%
                                                           collateralized by U.S. Treasury
                                                           Notes with maturities to
                                                           11/15/29, market value
                                                           $94,287,359 (repurchase
                                                           proceeds $92,472,407)                 92,438,000       92,438,000

                                                        Repurchase agreement
                                                           with Deutsche Bank
                                                           Securities, dated
                                                           12/30/05, due on
                                                           01/03/06, at 3.400%
                                                           collateralized by
                                                           U.S. Treasury Notes,
                                                           Bonds and Bills with
                                                           maturities to
                                                           05/15/21, market
                                                           value $306,000,071
                                                           (repurchase proceeds
                                                           $300,113,333)                        300,000,000      300,000,000

                                                        Repurchase agreement with Goldman
                                                           Sachs & Co., dated 12/30/05,
                                                           due on 01/03/06, at 2.750%
                                                           collateralized by a U.S.
                                                           Treasury Note maturing 03/15/10
                                                           market value $99,478,880
                                                           (repurchase proceeds
                                                           $97,557,800)                          97,528,000       97,528,000

                                                        Repurchase agreement with Goldman
                                                           Sachs & Co., dated 12/30/05,
                                                           due on 01/03/06, at 2.900%
                                                           collateralized by U.S. Treasury
                                                           Bond and Notes with maturities
                                                           to 05/15/16, market value
                                                           $1,020,000,126 (repurchase
                                                           proceeds $1,000,322,222)           1,000,000,000    1,000,000,000

________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Treasury Reserves



                                                                                                  PAR ($)          VALUE ($)
SHORT-TERM OBLIGATIONS - (CONTINUED)

REPURCHASE AGREEMENTS
- (CONTINUED)

                                                        Repurchase agreement with Goldman
                                                           Sachs & Co., dated 12/30/05,
                                                           due on 01/03/06, at 3.150%
                                                           collateralized by a U.S.
                                                           Treasury Note maturing
                                                           03/15/10, market value
                                                           $102,036,353 (repurchase
                                                           proceeds $100,035,000)               100,000,000      100,000,000

                                                        Repurchase agreement with Goldman
                                                           Sachs & Co., dated 12/30/05,
                                                           due on 01/03/06, at 3.300%
                                                           collateralized by U.S. Treasury
                                                           Bonds, Notes and Bill with
                                                           maturities to 02/15/26, market
                                                           value $2,032,047,215
                                                           (repurchase proceeds
                                                           $1,992,202,206)                    1,991,472,000    1,991,472,000

                                                        Repurchase agreement with Goldman
                                                           Sachs & Co., dated 12/30/05,
                                                           due on 01/03/06, at 4.120%
                                                           collateralized by GNMA Bonds
                                                           with maturities to 12/01/35,
                                                           market value $306,140,080
                                                           (repurchase proceeds
                                                           $300,137,333)                        300,000,000      300,000,000

                                                        Repurchase agreement with
                                                           Greenwich Capital, dated
                                                           12/30/05, due on 01/03/06, at
                                                           3.450% collateralized by U.S.
                                                           Treasury Bonds and Notes with
                                                           maturities to 08/15/25, market
                                                           value $765,000,965 (repurchase
                                                           proceeds $750,287,500)               750,000,000      750,000,000

                                                        Repurchase agreement
                                                           with HSBC Bank USA,
                                                           dated 12/30/05, due
                                                           on 01/03/06, at
                                                           3.500% collateralized
                                                           by U.S. Treasury
                                                           Bonds and Notes with
                                                           maturities to
                                                           11/15/27, market
                                                           value $510,003,476
                                                           (repurchase
                                                           proceeds $500,388,889)               500,000,000      500,000,000

                                                        Repurchase agreement
                                                           with HSBC Bank USA,
                                                           dated 12/30/05, due
                                                           on 01/03/06, at
                                                           4.150% collateralized
                                                           by GNMA Bonds with
                                                           maturities to
                                                           12/15/35, market
                                                           value $204,000,119
                                                           (repurchase proceeds
                                                           $200,092,222)                        200,000,000      200,000,000

                                                        Repurchase agreement with JPMorgan
                                                           Chase Bank, dated 12/30/05, due
                                                           on 01/03/06, at 3.400%
                                                           collateralized by U.S. Treasury
                                                           Notes with maturities to
                                                           11/15/13, market value
                                                           $765,002,083 (repurchase
                                                           proceeds $750,283,33)                750,000,000      750,000,000

                                                        Repurchase agreement
                                                           with JPMorgan Chase
                                                           Bank, dated 12/30/05,
                                                           due on 01/03/06, at
                                                           4.100% collateralized
                                                           by GNMA Bonds with
                                                           maturities to
                                                           12/15/46, market
                                                           value $510,001,933
                                                           (repurchase proceeds
                                                           $500,227,778)                        500,000,000      500,000,000

                                                        Repurchase agreement with Morgan
                                                           Stanley, dated 12/30/05, due on
                                                           01/03/06, at 3.450%
                                                           collateralized by U.S. Treasury
                                                           Bonds and Notes with maturities
                                                           to 11/15/22, market value
                                                           $2,040,000,310 (repurchase
                                                           proceeds $2,000,766,667)           2,000,000,000    2,000,000,000

________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Treasury Reserves



                                                                                                  PAR ($)          VALUE ($)
SHORT-TERM OBLIGATIONS - (CONTINUED)

REPURCHASE AGREEMENTS
- (CONTINUED)

                                                        Repurchase agreement
                                                           with Wachovia Bank,
                                                           dated 12/30/05, due
                                                           on 01/03/06, at
                                                           4.150% collateralized
                                                           by GNMA Bonds and a
                                                           U.S. Treasury Bond
                                                           with maturities to
                                                           10/15/44, market
                                                           value $204,000,053
                                                           (repurchase
                                                           proceeds $200,090,000)               200,000,000      200,000,000

                                                                                                 REPURCHASE
                                                                                                 AGREEMENTS
                                                                                                      TOTAL   14,867,438,000

                                                        TOTAL SHORT-TERM OBLIGATIONS
                                                        (COST OF $15,071,897,823)                             15,071,897,823

                                                        TOTAL INVESTMENTS - 100.2%
                                                        (COST OF $15,955,693,903)(C)                          15,955,693,903

                                                        OTHER ASSETS & LIABILITIES, NET - (0.2)%                (25,999,319)

                                                        NET ASSETS - 100.0%                                   15,929,694,584


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)   Zero coupon bond.

(b)   The rate shown represents the annualized yield at the date of purchase.

(c)   Cost for federal income tax purposes is $15,955,693,903.



                                                        ACRONYM   NAME
                                                        -------   ----
                                                        GNMA      Government National Mortgage Association


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves



                                                                                                     PAR ($)      VALUE ($)*
MUNICIPAL BONDS - 99.7%

NEW YORK - 92.7%

     NY ALBANY INDUSTRIAL DEVELOPMENT AGENCY
                                                  Daughters of Sarah Housing Co., Inc.,
                                                    Series 2001 A,
                                                      LOC: Troy Savings Bank & KeyBank N.A.

                                                      3.560% 03/01/31(a)                              7,025,000    7,025,000

               NY ALLEGANY COUNTY INDUSTRIAL
                          DEVELOPMENT AGENCY
                                                  Series 2004,
                                                    LOC: KeyBank N.A.

                                                      3.590% 04/01/29(a)                              1,890,000    1,890,000

      NY CONVENTION CENTER DEVELOPMENT CORP.
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Citibank N.A.

                                                      3.550% 11/15/44(a)                              1,000,000    1,000,000

                      NY DORMITORY AUTHORITY
                                                  Series 2000,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      2.850% 05/15/07(a)(b)                           2,000,000    2,000,000
                                                  Series 2005 B:
                                                    Insured: CIFG,
                                                      SPA: DEPFA Bank PLC

                                                      3.550% 07/01/31(a)                              2,875,000    2,875,000
                                                    LOC: Bayerische Landesbank

                                                      3.530% 05/15/39(a)                              1,425,000    1,425,000
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      SPA: BNP Paribas

                                                      3.540% 09/15/24(a)                              1,000,000    1,000,000
                                                  University of Rochester,
                                                    Series 1997 A,
                                                      Insured: MBIA

                                                      5.500% 07/01/06                                   400,000      404,739

               NY DUTCHESS COUNTY INDUSTRIAL
                          DEVELOPMENT AGENCY
                                                  Marist College,
                                                    Series 2005,
                                                      LOC: Bank of New York

                                                      3.500% 07/01/35(a)                              2,000,000    2,000,000
                                                  Trinity Pawling School Corp.,
                                                    Series 2002,
                                                      LOC: Allied Irish Banks PLC

                                                      3.400% 10/01/32(a)                                500,000      500,000

          NY EAST FARMINGDALE VOLUNTEER FIRE
                      COMPANY INCOME REVENUE
                                                  Series 2002,
                                                    LOC: Citibank N.A.

                                                      3.480% 11/01/22(a)                              2,900,000    2,900,000

            NY ENERGY RESEARCH & DEVELOPMENT
                                   AUTHORITY
                                                  Long Island Lighting Co.
                                                    Series 1997 A,
                                                      LOC: Royal Bank of Scotland

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves



                                                                                                     PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)

                                                      3.610% 12/01/27(a)                              1,000,000    1,000,000

           NY ENVIRONMENTAL FACILITIES CORP.
                                                  General Electric Co.,
                                                    Series 1992 A, AMT,

                                                      3.800% 10/01/11(a)                              2,970,000    2,970,000
                                                    Series 1997 A, AMT,

                                                      3.800% 12/01/27(a)                              4,100,000    4,100,000
                                                  Waste Management of New York LLC,
                                                    Series 2002 B, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.530% 05/01/19(a)                              1,000,000    1,000,000

       NY ERIE COUNTY INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                  Series 1996,
                                                    LOC: KeyBank of New York

                                                      3.590% 11/01/16(a)                                765,000      765,000
                                                  Series 2003,
                                                    Insured: FSA,

                                                      4.000% 05/01/06                                   300,000      301,216
                                                  Series 2005 J,
                                                    Insured: FSA,
                                                      LIQ FAC: Goldman Sachs

                                                      3.530% 05/01/12(a)                              3,000,000    3,000,000

         NY FOREST CITY NEW ROCHELLE REVENUE
                       CERTIFICATES OF TRUST
                                                  FC Washington-Lincoln LLC,
                                                    Series 2003,
                                                      LOC: Wachovia Bank N.A.

                                                      3.450% 06/01/11(a)                             11,720,000   11,720,000

         NY GREAT NECK NORTH WATER AUTHORITY
                               WATER SYSTEMS
                                                  Series 1993,
                                                    Insured: FGIC,
                                                      LOC: State Street Bank & Trust Co.

                                                      3.520% 01/01/20(a)                                185,000      185,000

         NY HEMPSTEAD INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                  Trigen-Nassau Energy Corp.,
                                                    Series 1998,
                                                      LOC: Societe Generale

                                                      3.610% 09/15/15(a)                              2,800,000    2,800,000

                   NY HOUSING FINANCE AGENCY
                                                  153rd Street Associates LLC,
                                                    Series 2003 A,
                                                      Insured: FNMA

                                                      3.410% 05/15/36(a)                              1,500,000    1,500,000
                                                  Baltimore Tower Housing LLC,
                                                    Series 2002 A, AMT,
                                                      LOC: FNMA

                                                      3.610% 05/15/34(a)                                800,000      800,000
                                                  Barclay Street Realty LLC,
                                                    Series 2004 A,
                                                      Insured: FNMA

                                                      3.520% 11/15/37(a)                                400,000      400,000

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves



                                                                                                     PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)
                                                  Chelsea Apartments,
                                                    Series 2003,

                                                      3.570% 11/15/36(a)                                500,000      500,000
                                                  Housing South Cove Plaza,
                                                    Series 1999,

                                                      3.570% 11/01/30(a)                                450,000      450,000
                                                  Series 2003 A, AMT,
                                                    Insured: FHLMC

                                                      3.550% 11/01/35(a)                                500,000      500,000
                                                  Series 2003 I,
                                                    LOC: Landesbank Hessen-Thuringen

                                                      3.560% 03/15/31(a)                              7,700,000    7,700,000
                                                  Yorkville Plaza Associates,
                                                    Series 1999 A, AMT,
                                                      Insured: FHLMC

                                                      3.600% 11/01/29(a)                                900,000      900,000

       NY JAY STREET DEVELOPMENT CORP. COURT
                      FACILITY LEASE REVENUE
                                                  Series 2001,
                                                    LOC: Toronto-Dominion Bank

                                                      3.470% 05/01/21(a)                              3,400,000    3,400,000
                                                  Series 2003  A-2,
                                                    LOC: DEPFA Bank PLC

                                                      3.460% 05/01/22(a)                                930,000      930,000
                                                  Series 2003,
                                                    LOC: DEPFA Bank:

                                                      3.470% 05/01/22(a)                                910,000      910,000

                                                      3.500% 05/01/22(a)                              1,000,000    1,000,000

        NY LIBERTY DEVELOPMENT CORP. REVENUE
                                                  377 Greenwich LLC,
                                                    Series 2004,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.450% 12/01/39(a)                              4,280,000    4,280,000

        NY LOCAL GOVERNMENT ASSISTANCE CORP.
                                                  Series 1995 E,
                                                    LOC: Landesbank Hessen-Thuringen

                                                      3.500% 04/01/25(a)                              2,000,000    2,000,000
                                                  Series 1995 F,
                                                    LOC: Societe Generale

                                                      3.330% 04/01/25(a)                              1,300,000    1,300,000
                                                  Series 1995,
                                                    LOC: Scotia Bank

                                                      3.420% 04/01/25(a)                              1,950,000    1,950,000
                                                  Series 2000,
                                                    Insured: FGIC
                                                      LIQ FAC: Lloyds TSB Bank PLC

                                                      3.250% 04/01/10(a)(b)                           3,200,000    3,200,000
                                                  Series 2003 3V,
                                                    Insured: FGIC
                                                      LOC: Landesbank Baden-Wurttemberg

                                                      3.530% 04/01/24(a)                              4,450,000    4,450,000

              NY LONG ISLAND POWER AUTHORITY
                                                  Series 1998 3-A,
                                                    LOC: JPMorgan Chase Bank & Landesbank Baden-Wurttemberg

                                                      3.550% 05/01/33(a)                              4,500,000    4,500,000

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves



                                                                                                     PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)
                                                  Series 1999,
                                                    Insured: FSA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.540% 12/01/22(a)                                500,000      500,000

    NY METROPOLITAN TRANSPORTATION AUTHORITY
                                                  Dedicated Tax Fund:
                                                    Series 2004 D-1,
                                                      Insured: AMBAC
                                                        SPA: Wachovia Bank N.A.

                                                      3.520% 11/01/34(a)                              2,000,000    2,000,000
                                                    Series 2005 A-1,
                                                      Insured: XLCA
                                                        LOC: Citibank N.A.

                                                      3.510% 11/01/31(a)                              1,000,000    1,000,000
                                                  Series 2003,
                                                    Insured: MBIA
                                                      SPA: Citibank N.A.

                                                      3.550% 11/15/28(a)                              2,700,000    2,700,000
                                                  Series 2005,
                                                    Insured: AMBAC
                                                      LIQ FAC: Citibank N.A.

                                                      3.550% 11/15/15(a)                              3,000,000    3,000,000

     NY MONROE COUNTY INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                  Margaret Woodbury Strong Museum,
                                                    Series 2005,
                                                      LOC: JPMorgan Chase Bank

                                                      3.530% 04/01/35(a)                              2,000,000    2,000,000
                                                  Series 1998,
                                                    LOC: KeyBank N.A.

                                                      3.590% 08/01/18(a)                              3,460,000    3,460,000
                                                  St. Ann's Nursing Home Co. Inc.,
                                                    Series 2000,
                                                      LOC: HSBC Bank USA

                                                      3.510% 07/01/30(a)                              2,900,000    2,900,000
                                                  St. Ann's Nursing Home for Aged,
                                                    Series 2000,
                                                      LOC: HSBC Bank USA

                                                      3.510% 07/01/30(a)                                400,000      400,000

       NY NASSAU COUNTY INTERMEDIATE FINANCE
                                   AUTHORITY
                                                  Series 2002,
                                                    Insured: FSA,
                                                      LOC: Dexia Credit Local

                                                      3.330% 11/15/22(a)                              6,900,000    6,900,000
                                                  Series 2005,
                                                    Insured: MBIA
                                                      SPA: Merrill Lynch Capital Services

                                                      3.540% 11/15/15(a)                              1,000,000    1,000,000

                 NY NASSAU HEALTH CARE CORP.
                                                  Series 2004 C-3,
                                                    Insured: FSA,
                                                      SPA: Dexia Credit Local

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves



                                                                                                     PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)

                                                      3.370% 08/01/29(a)                                700,000      700,000

        NY NEW YORK CITY HOUSING DEVELOPMENT
                                       CORP.
                                                  92nd Realty LLC,
                                                    Series 1999 A,
                                                      Insured: FNMA

                                                      3.600% 06/15/29(a)                              2,200,000    2,200,000
                                                  James West Ninety LLC,
                                                    Series 2002 A,

                                                      3.500% 06/15/32(a)                              1,480,000    1,480,000
                                                  RBNB Wall Street Owner LLC,
                                                    Series 2005 A,
                                                      LOC: Landesbank Hessen-Thuringen

                                                      3.550% 12/01/36(a)                              2,950,000    2,950,000
                                                  Related Broadway Development LLC,
                                                    Series 2001 A, AMT,
                                                      Insured: FNMA

                                                      3.600% 11/15/31(a)                              2,850,000    2,850,000
                                                  Upper East Lease Associates LLC,
                                                    Series 2003, AMT,
                                                      LOC: Landesbank Baden-Wurttemberg

                                                      3.610% 12/01/36(a)                              1,000,000    1,000,000

     NY NEW YORK CITY INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                  Abigail Press, Inc.,
                                                    Series 2002,
                                                      LOC: JPMorgan Chase Bank

                                                      3.620% 12/01/18(a)                                402,300      402,300
                                                  Allen-Stevenson School,
                                                    Series 2004,
                                                      LOC: Allied Irish Bank PLC

                                                      3.550% 12/01/34(a)                              1,000,000    1,000,000
                                                  Lycee Francais de New York
                                                    Series 2002 B,
                                                      LOC: JPMorgan Chase Bank

                                                      3.700% 06/01/32(a)                                980,000      980,000

    NY NEW YORK CITY MUNICIPAL WATER FINANCE
                                   AUTHORITY
                                                  Series 1995 A,
                                                    Insured: FGIC

                                                      3.670% 06/15/25(a)                              2,125,000    2,125,000
                                                  Series 2002 C-2,
                                                    SPA: DEFPA Bank PLC

                                                      3.500% 06/15/18(a)                              7,000,000    7,000,000

       NY NEW YORK CITY TRANSITIONAL FINANCE
                                   AUTHORITY
                                                  Series 2001 B,
                                                    SPA: Landesbank Hessen-Thuringen

                                                      3.670% 02/01/31(a)                              4,000,000    4,000,000
                                                  Series 2002 C4,
                                                    SPA: Landesbank Hessen-Thuringen

                                                      3.770% 08/01/31(a)                                580,000      580,000
                                                  Series 2002:
                                                    LOC: Landesbank Hessen-Thuringen

                                                      3.520% 11/01/22(a)                                800,000      800,000

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves



                                                                                                     PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)
                                                    LOC: Royal Bank of Canada,

                                                      3.700% 11/01/22(a)                              1,400,000    1,400,000
                                                  Series 2003,
                                                    Insured: MBIA-IBC

                                                      2.850% 11/01/08(a)(b)                           1,900,000    1,900,000

         NY NEW YORK CITY TRUST FOR CULTURAL
                                   RESOURCES
                                                  Series 1989,
                                                    LOC: KBC Bank N.V.

                                                      3.500% 05/01/14(a)                              1,015,000    1,015,000

                            NY NEW YORK CITY
                                                  Series 1994 B-8,
                                                    LOC: Bayerische Landesbank

                                                      3.520% 08/15/24(a)                                300,000      300,000
                                                  Series 2004 C-09,
                                                    Insured: MBIA,
                                                      SPA: Wachovia Bank PLC

                                                      3.530% 08/01/16(a)                              1,000,000    1,000,000
                                                  Series 2004 C-3,
                                                    Insured: CIFG,
                                                      SPA: DEFPA Bank PLC

                                                      3.510% 08/15/29(a)                                260,000      260,000
                                                  Series 2005 PT-3171,
                                                    Insured: XLCA,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.540% 09/01/22(a)                              1,000,000    1,000,000
                                                  Series 2005,
                                                    Insured: MBIA,
                                                      LIQ FAC: Citibank N.A.

                                                      3.550% 08/01/15(a)                              2,000,000    2,000,000

          NY NEWBURGH INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                  Multi-Family Housing Revenue,
                                                    Series 2005,
                                                      SPA: Merrill Lynch Capital Services,
                                                        GTY AGMT: Merrill Lynch & Co.

                                                      3.640% 07/01/41(a)                                980,000      980,000

     NY ONEIDA COUNTY INDUSTRIAL DEVELOPMENT
                              AGENCY REVENUE
                                                  Hamilton College, Series 2002,
                                                    Insured: MBIA,
                                                      LOC: Bank of New York

                                                      3.520% 09/15/32(a)                                940,000      940,000

               NY ONONDAGA COUNTY INDUSTRIAL
                          DEVELOPMENT AGENCY
                                                  General Super Plating Co. Inc.,
                                                    Series 2005, AMT,
                                                      LOC: Citizens Bank

                                                      3.660% 04/01/25(a)                              2,185,000    2,185,000

         NY PORT AUTHORITY OF NEW YORK & NEW
                                      JERSEY
                                                  Series 2003, AMT,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Citibank N.A.

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves


                                                                                                     PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)

                                                      3.590% 12/15/32(a)                              1,520,000    1,520,000
                                                  Series 2004,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.560% 11/01/16(a)                              2,665,000    2,665,000
                                                  Series 2005, AMT,
                                                    Insured: AMBAC,
                                                      SPA: BNP Paribas

                                                      3.570% 03/01/13(a)                                500,000      500,000
                                                  Series A,

                                                      3.130% 02/02/06(a)                              3,000,000    3,000,000

   NY SYRACUSE INDUSTRIAL DEVELOPMENT AGENCY
                                                  Byrne Dairy, Inc.,
                                                    Series 1988, AMT,
                                                      LOC: Chase Manhattan Bank

                                                      3.680% 08/01/08(a)                              3,900,000    3,900,000

                        NY THRUWAY AUTHORITY
                                                  Second General Highway & Bridge Trust Fund,
                                                    Series 2004,
                                                      Insured: AMBAC,
                                                        SPA: Merrill Lynch Capital Services

                                                      3.540% 04/01/12(a)                              5,915,000    5,915,000
                                                  Series 2005 PT-3216,
                                                    Insured: FSA,
                                                      SPA: DEPFA Bank PLC

                                                      3.540% 01/01/32(a)
                                                      LIQF                                            2,000,000    2,000,000
                                                  Series 2005,
                                                    Insured: FSA,
                                                      LIQ FAC: Citigroup Global Markets

                                                      3.550% 01/01/24(a)                              1,000,000    1,000,000

       NY TOBACCO SETTLEMENT FINANCING CORP.
                                                  Series 2004 PT-972,
                                                    Insured: AMBAC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.000% 08/12/11(a)                              1,000,000    1,000,000

               NY TOMPKINS COUNTY INDUSTRIAL
                  DEVELOPMENT AGENCY REVENUE
                                                  Care Community Kendal Ithaca,
                                                    Series 2000,
                                                      LOC: Wachovia Bank N.A.

                                                      3.470% 06/01/25(a)                              1,225,000    1,225,000

     NY TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
                                                  Series 1997,

                                                      4.000% 01/01/07(a)                              2,000,000    2,017,187
                                                  Series 2002 F,
                                                    SPA: ABN Amro Bank N.V.

                                                      3.550% 11/01/32(a)                              7,400,000    7,400,000

            NY WESTCHESTER COUNTY INDUSTRIAL
                                 DEVELOPMENT
                                                  Levister Redevelopment Co. LLC,
                                                    Series 2001 B, AMT,
                                                      LOC: Bank of New York

                                                      3.410% 08/01/33(a)                              1,000,000    1,000,000
                                                  Westchester Jewish Project,
                                                    Series 1998,

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves


                                                                                                     PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)
                                                      LOC: Chase Manhattan Bank

                                                      3.610% 10/01/28(a)                                990,000       990,000

                                                                                                            NEW
                                                                                                     YORK TOTAL   192,570,442

PUERTO RICO - 7.0%

     PR COMMONWEALTH OF PUERTO RICO ELECTRIC
                             POWER AUTHORITY
                                                  Series 1995 W,
                                                    Insured: MBIA

                                                      6.500% 07/01/06                                 1,000,000     1,018,461

              PR COMMONWEALTH OF PUERTO RICO
          INFRASTRUCTURE FINANCING AUTHORITY
                                                  Series 2005 Z-6,
                                                    Insured: FGIC,
                                                      LIQ FAC: Goldman Sachs

                                                      3.590% 06/26/37(a)                              2,975,000     2,975,000
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Landesbank Hessen-Thuringen

                                                      3.520% 07/01/23(a)                              1,500,000     1,500,000

              PR COMMONWEALTH OF PUERTO RICO
                                                  Series 2001,
                                                    Insured: FSA,
                                                      LIQ FAC: Bank of New York

                                                      3.530% 07/01/27(a)                              2,570,000     2,570,000
                                                  Series 2005 PT-3271,
                                                    Insured: XLCA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.500% 07/01/17(a)                              2,000,000     2,000,000
                                                  Series 2005,

                                                      4.500% 07/28/06                                 4,500,000     4,531,610

                                                                                              PUERTO RICO TOTAL    14,595,071

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $207,165,513)                                    207,165,513


                                                        TOTAL INVESTMENTS - 99.7%
                                                        (COST OF $207,165,513)(C)                                 207,165,513

                                                        OTHER ASSETS & LIABILITIES, NET - 0.3%                        570,560

                                                        NET ASSETS - 100.0%                                       207,736,073

NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.


(a) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia New York Tax-Exempt Reserves


                                                        (b) Illiquid securities.

                                                        (c) Cost for federal income tax purposes is $207,165,513.



                                                        ACRONYM    NAME
                                                        -------    ----
                                                        AMBAC      Ambac Assurance Corp.
                                                        AMT        Alternative Minimum Tax
                                                        CIFG       CIFG Assurance North America, Inc.
                                                        FGIC       Financial Guaranty Insurance Co.
                                                        FHLMC      Federal Home Loan Mortgage Corp.
                                                        FNMA       Federal National Mortgage Association
                                                        FSA        Financial Security Assurance, Inc.
                                                        GTY AGMT   Guaranty Agreement
                                                        IBC        Insured Bond Certificate
                                                        LIQ FAC    Liquidity Facility
                                                        LOC        Letter of Credit
                                                        MBIA       MBIA Insurance Corp.
                                                        SPA        Stand-by Purchase Agreement
                                                        XLCA       XL Capital Assurance, Inc.


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)*
COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 15.4%

     AUTO COMPONENTS - 0.2%

                                                  Midas, Inc. (a)                                       34,400            631,584

                                                  Standard Motor Products, Inc.                         34,300            316,589

                                                  Superior Industries International, Inc.               62,700          1,395,702

                                                                                         Auto Components Total          2,343,875

     AUTOMOBILES - 0.5%

                                                  Coachmen Industries, Inc.                             39,000            460,590

                                                  Fleetwood Enterprises, Inc. (a)                      174,200          2,151,370

                                                  Monaco Coach Corp.                                    72,900            969,570

                                                  Winnebago Industries, Inc.                            90,100          2,998,528

                                                                                             Automobiles Total          6,580,058

     DISTRIBUTORS - 0.2%

                                                  Audiovox Corp., Class A (a)                           53,500            741,510

                                                  Building Material Holding Corp.                       39,400          2,687,474

                                                                                            Distributors Total          3,428,984

     DIVERSIFIED CONSUMER SERVICES - 0.2%

                                                  CPI Corp.                                             18,800            351,748

                                                  Pre-Paid Legal Services, Inc.                         28,000          1,069,880

                                                  Vertrue, Inc. (a)                                     26,600            939,778

                                                                           Diversified Consumer Services Total          2,361,406

     HOTELS, RESTAURANTS & LEISURE - 3.4%

                                                  Aztar Corp. (a)                                       98,000          2,978,220

                                                  Bally Total Fitness Holding Corp. (a)                 93,400            586,552

                                                  CEC Entertainment, Inc. (a)                           93,550          3,184,442

                                                  IHOP Corp.                                            51,500          2,415,865

                                                  Jack in the Box, Inc. (a)                             97,700          3,412,661

                                                  Landry's Restaurants, Inc.                            45,600          1,217,976

                                                  Lone Star Steakhouse & Saloon, Inc.                   49,300          1,170,382

                                                  Marcus Corp.                                          59,100          1,388,850

                                                  Multimedia Games, Inc. (a)                            74,400            688,200

                                                  O'Charleys, Inc. (a)                                  61,300            950,763

                                                  P.F. Chang's China Bistro, Inc. (a)                   72,300          3,588,249

                                                  Panera Bread Co. (a)                                  85,400          5,609,072

                                                  Papa John's International, Inc. (a)                   32,600          1,933,506

                                                  Pinnacle Entertainment, Inc. (a)                     111,100          2,745,281

                                                  RARE Hospitality International, Inc. (a)              91,500          2,780,685

                                                  Red Robin Gourmet Burgers, Inc. (a)                   39,700          2,023,112

                                                  Ryan's Restaurant Group, Inc. (a)                    115,100          1,388,106

                                                  Shuffle Master, Inc. (a)                              95,550          2,402,127

                                                  Sonic Corp. (a)                                      162,600          4,796,700


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

     HOTELS, RESTAURANTS & LEISURE - (CONTINUED)

                                                  Steak n Shake Co. (a)                                 76,500          1,296,675

                                                  Triarc Companies, Inc., Class B                      148,764          2,209,145

                                                  WMS Industries, Inc. (a)                              62,500          1,568,125

                                                                           Hotels, Restaurants & Leisure Total         50,334,694

     HOUSEHOLD DURABLES - 2.7%

                                                  Bassett Furniture Industries, Inc.                    32,400            599,400

                                                  Champion Enterprises, Inc. (a)                       208,200          2,835,684

                                                  Ethan Allen Interiors, Inc.                           91,500          3,342,495

                                                  Interface, Inc., Class A (a)                         131,500          1,080,930

                                                  La-Z-Boy, Inc.                                       141,600          1,920,096

                                                  Lenox Group, Inc. (a)                                 38,100            504,444

                                                  Libbey, Inc.                                          38,300            391,426

                                                  M.D.C. Holdings, Inc.                                 89,232          5,530,599

                                                  M/I Homes, Inc.                                       34,200          1,389,204

                                                  Meritage Corp. (a)                                    63,000          3,963,960

                                                  National Presto Industries, Inc.                      12,900            572,115

                                                  NVR, Inc. (a)                                         14,500         10,179,000

                                                  Russ Berrie & Co., Inc.                               32,500            371,150

                                                  Skyline Corp.                                         18,600            677,040

                                                  Standard Pacific Corp.                               188,200          6,925,760

                                                                                      Household Durables Total         40,283,303

     INTERNET & CATALOG RETAIL - 0.3%

                                                  Insight Enterprises, Inc. (a)                        130,400          2,557,144

                                                  J Jill Group, Inc. (a)                                55,700          1,059,971

                                                                               Internet & Catalog Retail Total          3,617,115

     LEISURE EQUIPMENT & PRODUCTS - 1.1%

                                                  Arctic Cat, Inc.                                      35,000            702,100

                                                  JAKKS Pacific, Inc. (a)                               73,800          1,545,372

                                                  K2, Inc. (a)                                         128,500          1,299,135

                                                  Meade Instruments Corp. (a)                           46,600            127,218

                                                  Nautilus Group, Inc.                                  91,600          1,709,256

                                                  Polaris Industries, Inc.                             114,000          5,722,800

                                                  SCP Pool Corp.                                       142,850          5,316,877

                                                  Sturm Ruger & Co., Inc.                               59,000            413,590

                                                                            Leisure Equipment & Products Total         16,836,348

     MEDIA - 0.6%

                                                  4Kids Entertainment, Inc. (a)                         34,800            546,012

                                                  ADVO, Inc.                                            86,250          2,430,525

                                                  Arbitron, Inc.                                        84,600          3,213,108


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

     MEDIA - (CONTINUED)

                                                  Live Nation (a)                                      187,700          2,458,870

                                                  Thomas Nelson, Inc.                                   29,900            737,035

                                                                                                   Media Total          9,385,550

     MULTILINE RETAIL - 0.1%

                                                  Fred's, Inc.                                         109,250          1,777,498

                                                                                        Multiline Retail Total          1,777,498

     SPECIALTY RETAIL - 4.3%

                                                  Aaron Rents, Inc.                                    123,250          2,598,110

                                                  Burlington Coat Factory Warehouse Corp.               45,400          1,825,534

                                                  Cato Corp., Class A                                   85,500          1,833,975

                                                  Children's Place Retail Stores, Inc. (a)              58,700          2,900,954

                                                  Christopher & Banks Corp.                             98,700          1,853,586

                                                  Cost Plus, Inc. (a)                                   60,500          1,037,575

                                                  Dress Barn, Inc. (a)                                  61,800          2,386,098

                                                  Finish Line, Inc., Class A                           120,800          2,104,336

                                                  Genesco, Inc. (a)                                     62,700          2,432,133

                                                  Group 1 Automotive, Inc. (a)                          59,000          1,854,370

                                                  Guitar Center, Inc. (a)                               71,300          3,565,713

                                                  Gymboree Corp. (a)                                    86,800          2,031,120

                                                  Hancock Fabrics, Inc.                                 52,500            213,675

                                                  Haverty Furniture Companies, Inc.                     61,500            792,735

                                                  Hibbett Sporting Goods, Inc. (a)                      97,900          2,788,192

                                                  HOT Topic, Inc. (a)                                  123,000          1,752,750

                                                  Jo-Ann Stores, Inc. (a)                               64,250            758,150

                                                  Linens 'N Things, Inc. (a)                           124,400          3,309,040

                                                  MarineMax, Inc. (a)                                   43,000          1,357,510

                                                  Men's Wearhouse, Inc. (a)                            144,900          4,265,856

                                                  Movie Gallery, Inc.                                   70,800            397,188

                                                  Pep Boys-Manny, Moe & Jack, Inc.                     148,500          2,211,165

                                                  Select Comfort Corp. (a)                              96,300          2,633,805

                                                  Sonic Automotive, Inc.                                81,600          1,818,048

                                                  Stage Stores, Inc.                                    72,550          2,160,539

                                                  Stein Mart, Inc.                                      73,100          1,326,765

                                                  Too, Inc. (a)                                         91,300          2,575,573

                                                  Tractor Supply Co. (a)                                91,700          4,854,598

                                                  Zale Corp. (a)                                       134,000          3,370,100

                                                                                        Specialty Retail Total         63,009,193

     TEXTILES, APPAREL & LUXURY GOODS - 1.8%

                                                  Ashworth, Inc. (a)                                    38,300            323,635


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

     TEXTILES, APPAREL & LUXURY GOODS - (CONTINUED)

                                                  Brown Shoe Co., Inc.                                  50,600          2,146,958

                                                  Fossil, Inc. (a)                                     134,250          2,887,718

                                                  JOS. A. Bank Clothiers, Inc. (a)                      32,700          1,419,507

                                                  K-Swiss, Inc.                                         71,000          2,303,240

                                                  Kellwood Co.                                          76,300          1,822,044

                                                  Oxford Industries, Inc.                               38,800          2,122,360

                                                  Phillips-Van Heusen Corp.                            101,000          3,272,400

                                                  Quiksilver, Inc. (a)                                 321,600          4,450,944

                                                  Russell Corp.                                         90,700          1,220,822

                                                  Stride Rite Corp.                                     99,400          1,347,864

                                                  Wolverine World Wide, Inc.                           155,900          3,501,514

                                                                        Textiles, Apparel & Luxury Goods Total         26,819,006

                                                                                  CONSUMER DISCRETIONARY TOTAL        226,777,030

CONSUMER STAPLES - 3.5%

     BEVERAGES - 0.2%

                                                  Hansen Natural Corp. (a)                              34,700          2,734,707

                                                                                               Beverages Total          2,734,707

     FOOD & STAPLES RETAILING - 1.0%

                                                  Casey's General Stores, Inc.                         138,000          3,422,400

                                                  Great Atlantic & Pacific Tea Co., Inc. (a)            49,300          1,566,754

                                                  Longs Drug Stores Corp.                               72,900          2,652,831

                                                  Nash Finch Co.                                        36,300            924,924

                                                  Performance Food Group Co. (a)                       103,000          2,922,110

                                                  United Natural Foods, Inc. (a)                       113,600          2,999,040

                                                                                Food & Staples Retailing Total         14,488,059

     FOOD PRODUCTS - 1.6%

                                                  American Italian Pasta Co., Class A                   50,500            343,400

                                                  Corn Products International, Inc.                    202,200          4,830,558

                                                  Delta & Pine Land Co.                                 99,000          2,277,990

                                                  Flowers Foods, Inc.                                  143,400          3,952,104

                                                  Hain Celestial Group, Inc. (a)                       101,300          2,143,508

                                                  J & J Snack Foods Corp.                               18,600          1,105,026

                                                  Lance, Inc.                                           81,800          1,523,934

                                                  Peet's Coffee & Tea, Inc. (a)                         38,500          1,168,475

                                                  Ralcorp Holdings, Inc. (a)                            81,400          3,248,674

                                                  Sanderson Farms, Inc.                                 39,700          1,212,041


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

     FOOD PRODUCTS - (CONTINUED)

                                                  TreeHouse Foods, Inc. (a)                             85,200          1,594,944

                                                                                           Food Products Total         23,400,654

     HOUSEHOLD PRODUCTS - 0.2%

                                                  Spectrum Brands, Inc. (a)                            101,700          2,065,527

                                                  WD-40 Co.                                             45,800          1,202,708

                                                                                      Household Products Total          3,268,235

     PERSONAL PRODUCTS - 0.4%

                                                  Natures Sunshine Products, Inc.                       32,300            583,984

                                                  NBTY, Inc. (a)                                       152,900          2,484,625

                                                  Playtex Products, Inc. (a)                           173,900          2,377,213

                                                  USANA Health Sciences, Inc. (a)                       27,600          1,058,736

                                                                                       Personal Products Total          6,504,558

     TOBACCO - 0.1%

                                                  Alliance One International, Inc.                     238,900            931,710

                                                                                                 Tobacco Total            931,710

                                                                                        CONSUMER STAPLES TOTAL         51,327,923

ENERGY - 8.0%

     ENERGY EQUIPMENT & SERVICES - 4.0%

                                                  Atwood Oceanics, Inc. (a)                             36,500          2,848,095

                                                  CAL Dive International, Inc. (a)                     213,100          7,648,159

                                                  CARBO Ceramics, Inc.                                  54,150          3,060,558

                                                  Dril-Quip, Inc. (a)                                   22,100          1,043,120

                                                  Hydril (a)                                            53,700          3,361,620

                                                  Input/Output, Inc. (a)                               192,500          1,353,275

                                                  Lone Star Technologies, Inc. (a)                      83,800          4,329,108

                                                  Lufkin Industries, Inc.                               40,100          1,999,787

                                                  Maverick Tube Corp. (a)                              118,200          4,711,452

                                                  NS Group, Inc. (a)                                    61,700          2,579,677

                                                  Oceaneering International, Inc. (a)                   73,300          3,648,874

                                                  Offshore Logistics, Inc. (a)                          63,900          1,865,880

                                                  SEACOR Holdings, Inc. (a)                             56,900          3,874,890

                                                  Tetra Technologies, Inc. (a)                          95,075          2,901,689

                                                  Unit Corp. (a)                                       126,500          6,961,295

                                                  Veritas DGC, Inc. (a)                                 95,800          3,399,942

                                                  W-H Energy Services, Inc. (a)                         78,300          2,590,164

                                                                             Energy Equipment & Services Total         58,177,585

     OIL, GAS & CONSUMABLE FUELS - 4.0%

                                                  Cabot Oil & Gas Corp.                                134,250          6,054,675

                                                  Cimarex Energy Co. (a)                               225,900          9,715,959

                                                  Frontier Oil Corp.                                   155,000          5,817,150


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

ENERGY - (CONTINUED)

    OIL, GAS & CONSUMABLE FUELS - (CONTINUED)

                                                  Massey Energy Co.                                    210,900          7,986,783

                                                  Penn Virginia Corp.                                   51,000          2,927,400

                                                  Petroleum Development Corp. (a)                       45,500          1,516,970

                                                  Remington Oil & Gas Corp. (a)                         64,600          2,357,900

                                                  St. Mary Land & Exploration Co.                      155,100          5,709,231

                                                  Stone Energy Corp. (a)                                73,800          3,360,114

                                                  Swift Energy Co. (a)                                  78,700          3,547,009

                                                  Vintage Petroleum, Inc.                              151,100          8,058,163

                                                  World Fuel Services Corp.                             75,000          2,529,000

                                                                             Oil, Gas & Consumable Fuels Total         59,580,354

                                                                                                  ENERGY TOTAL        117,757,939

FINANCIALS - 14.6%

     CAPITAL MARKETS - 0.5%

                                                  Investment Technology Group, Inc. (a)                115,800          4,103,952

                                                  Piper Jaffray Companies, Inc. (a)                     54,300          2,193,720

                                                  SWS Group, Inc.                                       43,200            904,608

                                                                                         Capital Markets Total          7,202,280

     COMMERCIAL BANKS - 5.4%

                                                  Boston Private Financial Holdings, Inc.               94,300          2,868,606

                                                  Central Pacific Financial Corp.                       83,400          2,995,728

                                                  Chittenden Corp.                                     127,625          3,549,251

                                                  Community Bank System, Inc.                           82,100          1,851,355

                                                  East West Bancorp, Inc.                              154,200          5,626,758

                                                  First Bancorp.                                       221,600          2,750,056

                                                  First Midwest Bancorp, Inc.                          124,400          4,361,464

                                                  First Republic Bank                                   62,950          2,329,780

                                                  Glacier Bancorp, Inc.                                 86,000          2,584,300

                                                  Gold Banc Corp., Inc.                                104,800          1,909,456

                                                  Hudson United BanCorp (b)                            121,900          5,080,792

                                                  Irwin Financial Corp.                                 48,600          1,041,012

                                                  Nara Bancorp, Inc.                                    54,500            969,010

                                                  PrivateBancorp, Inc.                                  47,700          1,696,689

                                                  Prosperity Bancshares, Inc.                           58,900          1,692,786

                                                  Provident Bankshares Corp.                            90,200          3,046,054

                                                  Republic Bancorp, Inc.                               206,037          2,451,840

                                                  South Financial Group, Inc.                          204,700          5,637,438

                                                  Sterling Bancshares, Inc.                            124,500          1,922,280

                                                  Susquehanna Bancshares, Inc.                         128,400          3,040,512


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

     COMMERCIAL BANKS - (CONTINUED)

                                                  TrustCo Bank Corp. NY                                205,400          2,551,068

                                                  UCBH Holdings, Inc. (b)                              255,400          4,566,552

                                                  Umpqua Holdings Corp.                                122,000          3,480,660

                                                  United Bankshares, Inc.                              101,700          3,583,908

                                                  Whitney Holding Corp.                                173,600          4,784,416

                                                  Wintrust Financial Corp.                              64,900          3,563,010

                                                                                        Commercial Banks Total         79,934,781

     CONSUMER FINANCE - 0.3%

                                                  Cash America International, Inc.                      80,200          1,859,838

                                                  Rewards Network, Inc. (a)                             57,400            367,360

                                                  World Acceptance Corp. (a)                            50,100          1,427,850

                                                                                        Consumer Finance Total          3,655,048

     DIVERSIFIED FINANCIAL SERVICES - 0.1%

                                                  Financial Federal Corp.                               48,200          2,142,490

                                                                          Diversified Financial Services Total          2,142,490

     INSURANCE - 2.9%

                                                  Delphi Financial Group, Inc., Class A                 78,600          3,616,386

                                                  Hilb Rogal & Hobbs Co.                                98,200          3,781,682

                                                  Infinity Property & Casualty Corp.                    56,700          2,109,807

                                                  LandAmerica Financial Group, Inc.                     47,800          2,982,720

                                                  Philadelphia Consolidated Holding Co. (a)             50,600          4,892,514

                                                  Presidential Life Corp.                               58,900          1,121,456

                                                  ProAssurance Corp. (a)                                85,200          4,144,128

                                                  RLI Corp.                                             58,700          2,927,369

                                                  SCPIE Holdings, Inc. (a)                              27,500            572,000

                                                  Selective Insurance Group, Inc.                       77,400          4,109,940

                                                  Stewart Information Services Corp.                    49,700          2,418,899

                                                  UICI                                                  96,100          3,412,511

                                                  United Fire & Casualty Co.                            46,600          1,884,038

                                                  Zenith National Insurance Corp.                       99,800          4,602,776

                                                                                               Insurance Total         42,576,226

     REAL ESTATE - 3.4%

                                                  Acadia Realty Trust, REIT                             86,500          1,734,325

                                                  Colonial Properties Trust                            122,800          5,155,144

                                                  Commercial Net Lease Realty, Inc., REIT              148,600          3,026,982

                                                  EastGroup Properties, Inc., REIT                      60,400          2,727,664

                                                  Entertainment Properties Trust, REIT                  71,000          2,893,250

                                                  Essex Property Trust, Inc., REIT                      62,700          5,780,940

                                                  Glenborough Realty Trust, Inc.                        95,400          1,726,740


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

     REAL ESTATE - (CONTINUED)

                                                  Kilroy Realty Corp., REIT                             79,300          4,908,670

                                                  Lexington Corporate Properties Trust                 142,500          3,035,250

                                                  New Century Financial Corp.                          154,950          5,589,046

                                                  Parkway Properties, Inc., REIT                        38,800          1,557,432

                                                  Shurgard Storage Centers, Inc., Class A,
                                                     REIT                                              128,600          7,292,906

                                                  Sovran Self Storage, Inc., REIT                       46,900          2,202,893

                                                  Town & Country Trust, REIT                            48,200          1,629,642

                                                                                             Real Estate Total         49,260,884

     THRIFTS & MORTGAGE FINANCE - 2.0%

                                                  Anchor BanCorp Wisconsin, Inc.                        50,500          1,532,170

                                                  BankAtlantic Bancorp, Inc., Class A                  123,200          1,724,800

                                                  Bankunited Financial Corp.                            73,000          1,939,610

                                                  Brookline Bancorp, Inc.                              168,900          2,393,313

                                                  Dime Community Bancshares                             76,000          1,110,360

                                                  Downey Financial Corp.                                57,300          3,918,747

                                                  Fidelity Bankshares, Inc.                             61,300          2,004,510

                                                  FirstFed Financial Corp. (a)                          45,400          2,475,208

                                                  Flagstar BanCorp, Inc.                                95,800          1,379,520

                                                  Franklin Bank Corp. (a)                               64,100          1,153,159

                                                  Fremont General Corp.                                179,400          4,167,462

                                                  MAF Bancorp, Inc.                                     75,600          3,128,328

                                                  Sterling Financial Corp.                              95,425          2,383,717

                                                                              Thrifts & Mortgage Finance Total         29,310,904

                                                                                              FINANCIALS TOTAL        214,082,613

HEALTH CARE - 12.3%

     BIOTECHNOLOGY - 0.3%

                                                  ArQule, Inc. (a)                                      96,800            592,416

                                                  Cambrex Corp.                                         73,100          1,372,087

                                                  Enzo Biochem, Inc. (a)                                75,020            931,748

                                                  Regeneron Pharmaceuticals, Inc. (a)                  120,100          1,915,595

                                                  Savient Pharmaceuticals, Inc. (a)                    166,600            623,084

                                                                                           Biotechnology Total          5,434,930

     HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%

                                                  American Medical Systems Holdings, Inc. (a)          190,500          3,396,615

                                                  Analogic Corp.                                        37,900          1,813,515

                                                  ArthroCare Corp. (a)                                  68,700          2,895,018

                                                  BioLase Technology, Inc.                              63,800            509,762


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

     HEALTH CARE EQUIPMENT & SUPPLIES - (CONTINUED)

                                                  Biosite, Inc. (a)                                     47,800          2,690,662

                                                  CNS, Inc.                                             39,000            854,490

                                                  CONMED Corp. (a)                                      80,900          1,914,094

                                                  Cooper Companies, Inc.                               121,100          6,212,430

                                                  Cyberonics, Inc. (a)                                  59,700          1,928,310

                                                  Datascope Corp.                                       33,700          1,113,785

                                                  Diagnostic Products Corp.                             64,600          3,136,330

                                                  Dionex Corp. (a)                                      54,900          2,694,492

                                                  DJ Orthopedics, Inc. (a)                              60,000          1,654,800

                                                  Greatbatch, Inc. (a)                                  59,400          1,544,994

                                                  Haemonetics Corp. (a)                                 72,600          3,547,236

                                                  Hologic, Inc. (a)                                    121,700          4,614,864

                                                  ICU Medical, Inc. (a)                                 38,100          1,493,901

                                                  IDEXX Laboratories, Inc. (a)                          87,900          6,327,042

                                                  Immucor, Inc. (a)                                    125,025          2,920,584

                                                  Integra LifeSciences Holdings Corp. (a)               47,700          1,691,442

                                                  Intermagnetics General Corp. (a)                      70,650          2,253,735

                                                  Invacare Corp.                                        87,000          2,739,630

                                                  Kensey Nash Corp. (a)                                 27,400            603,622

                                                  Laserscope (a)                                        54,900          1,233,054

                                                  Mentor Corp.                                         104,400          4,810,752

                                                  Merit Medical Systems, Inc. (a)                       74,400            903,216

                                                  Osteotech, Inc. (a)                                   47,200            234,584

                                                  PolyMedica Corp.                                      66,300          2,219,061

                                                  Possis Medical, Inc. (a)                              47,300            470,635

                                                  ResMed, Inc. (a)                                     193,700          7,420,647

                                                  Respironics, Inc. (a)                                197,600          7,325,032

                                                  SurModics, Inc. (a)                                   42,600          1,575,774

                                                  Sybron Dental Specialties, Inc. (a)                  110,700          4,406,967

                                                  Theragenics Corp. (a)                                 87,600            264,552

                                                  Viasys Healthcare, Inc. (a)                           86,800          2,230,760

                                                  Vital Signs, Inc.                                     15,500            663,710

                                                                        Health Care Equipment & Supplies Total         92,310,097

     HEALTH CARE PROVIDERS & SERVICES - 4.7%

                                                  Amedisys, Inc. (a)                                    43,300          1,828,992

                                                  American Healthways, Inc. (a)                         92,700          4,194,675

                                                  AMERIGROUP Corp. (a)                                 141,250          2,748,725

                                                  AmSurg Corp. (a)                                      81,400          1,860,804

                                                  Centene Corp. (a)                                    117,000          3,075,930

                                                  Cerner Corp. (a)                                      84,900          7,718,259


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

     HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)

                                                  Chemed Corp.                                          70,600          3,507,408

                                                  Cross Country Healthcare, Inc. (a)                    57,300          1,018,794

                                                  CryoLife, Inc. (a)                                    59,000            197,060

                                                  Dendrite International, Inc. (a)                     119,000          1,714,790

                                                  Gentiva Health Services, Inc. (a)                     62,700            924,198

                                                  Hooper Holmes, Inc.                                  180,600            460,530

                                                  LCA-Vision, Inc.                                      56,600          2,689,066

                                                  NDC Health Corp. (a)                                  99,400          1,911,462

                                                  Odyssey Healthcare, Inc. (a)                          93,850          1,749,364

                                                  Owens & Minor, Inc.                                  109,400          3,011,782

                                                  PAREXEL International Corp. (a)                       73,000          1,478,980

                                                  Pediatrix Medical Group, Inc. (a)                     67,700          5,996,189

                                                  Pharmaceutical Product Development, Inc.             137,900          8,542,905

                                                  RehabCare Group, Inc. (a)                             46,100            931,220

                                                  SFBC International, Inc. (a)                          50,600            810,106

                                                  Sierra Health Services, Inc. (a)                      70,100          5,605,196

                                                  Sunrise Senior Living, Inc. (a)                       98,400          3,317,064

                                                  United Surgical Partners International, Inc. (a)     121,250          3,898,188

                                                                        Health Care Providers & Services Total         69,191,687

     PHARMACEUTICALS - 1.0%

                                                  Alpharma, Inc., Class A                              114,300          3,258,693

                                                  Bradley Pharmaceuticals, Inc. (a)                     38,200            362,900

                                                  Connetics Corp. (a)                                   96,500          1,394,425

                                                  Medicis Pharmaceutical Corp., Class A                149,200          4,781,860

                                                  MGI Pharma, Inc. (a)                                 212,400          3,644,784

                                                  Noven Pharmaceuticals, Inc. (a)                       64,700            978,911

                                                                                         Pharmaceuticals Total         14,421,573

                                                                                             HEALTH CARE TOTAL        181,358,287

INDUSTRIALS - 18.9%

     AEROSPACE & DEFENSE - 2.6%

                                                  AAR Corp. (a)                                         90,500          2,167,475

                                                  Applied Signal Technology, Inc.                       31,500            715,050

                                                  Armor Holdings, Inc. (a)                              81,400          3,471,710

                                                  Ceradyne, Inc. (a)                                    72,500          3,175,500

                                                  Cubic Corp.                                           42,500            848,300

                                                  Curtiss-Wright Corp.                                  59,600          3,254,160

                                                  DRS Technologies, Inc.                                76,800          3,949,056


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)



     AEROSPACE & DEFENSE - (CONTINUED)

                                                  EDO Corp.                                             40,400          1,093,224

                                                  Engineered Support Systems, Inc.                     114,562          4,770,362

                                                  Esterline Technologies Corp. (a)                      69,400          2,580,986

                                                  GenCorp, Inc. (a)                                    150,400          2,669,600

                                                  Kaman Corp., Class A                                  63,200          1,244,408

                                                  Mercury Computer Systems, Inc. (a)                    58,200          1,200,666

                                                  Moog, Inc., Class A (a)                               94,375          2,678,362

                                                  Teledyne Technologies, Inc. (a)                       92,200          2,683,020

                                                  Triumph Group, Inc. (a)                               43,600          1,596,196

                                                                                     Aerospace & Defense Total         38,098,075

     AIR FREIGHT & LOGISTICS - 0.6%

                                                  EGL, Inc. (a)                                         89,400          3,358,758

                                                  Forward Air Corp.                                     85,750          3,142,738

                                                  HUB Group, Inc., Class A (a)                          55,400          1,958,390

                                                                                 Air Freight & Logistics Total          8,459,886

     AIRLINES - 0.4%

                                                  Frontier Airlines, Inc. (a)                           99,200            916,608

                                                  Mesa Air Group, Inc. (a)                              79,300            829,478

                                                  Skywest, Inc.                                        158,700          4,262,682

                                                                                                Airlines Total          6,008,768

     BUILDING PRODUCTS - 1.3%

                                                  Apogee Enterprises, Inc.                              76,500          1,240,830

                                                  Drew Industries, Inc. (a)                             41,100          1,158,609

                                                  ElkCorp.                                              49,800          1,676,268

                                                  Griffon Corp. (a)                                     71,200          1,695,272

                                                  Lennox International, Inc.                           155,500          4,385,100

                                                  NCI Building Systems, Inc. (a)                        58,100          2,468,088

                                                  Simpson Manufacturing Co., Inc.                      100,400          3,649,540

                                                  Universal Forest Products, Inc.                       44,300          2,447,575

                                                                                       Building Products Total         18,721,282

     COMMERCIAL SERVICES & SUPPLIES - 3.9%

                                                  ABM Industries, Inc.                                 105,600          2,064,480

                                                  Administaff, Inc.                                     61,900          2,602,895

                                                  Angelica Corp.                                        25,500            421,770

                                                  Bowne & Co., Inc.                                     89,400          1,326,696

                                                  Brady Corp., Class A                                 134,800          4,877,064

                                                  CDI Corp.                                             34,200            937,080

                                                  Central Parking Corp.                                 49,100            673,652

                                                  Coinstar, Inc. (a)                                    75,100          1,714,533

                                                  Consolidated Graphics, Inc. (a)                       32,200          1,524,348


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

     COMMERCIAL SERVICES & SUPPLIES - (CONTINUED)

                                                  G&K Services, Inc., Class A                           57,900          2,272,575

                                                  Gevity HR, Inc.                                       75,400          1,939,288

                                                  Healthcare Services Group, Inc.                       73,800          1,528,398

                                                  Heidrick & Struggles International, Inc. (a)          51,000          1,634,550

                                                  John H. Harland Co.                                   77,200          2,902,720

                                                  Labor Ready, Inc. (a)                                146,100          3,041,802

                                                  Mobile Mini, Inc. (a)                                 41,700          1,976,580

                                                  NCO Group, Inc. (a)                                   88,200          1,492,344

                                                  On Assignment, Inc. (a)                               70,400            768,064

                                                  Portfolio Recovery Associates, Inc. (a)               43,100          2,001,564

                                                  School Specialty, Inc. (a)                            62,800          2,288,432

                                                  SOURCECORP, Inc. (a)                                  42,700          1,023,946

                                                  Spherion Corp. (a)                                   163,500          1,636,635

                                                  Standard Register Co.                                 34,800            550,188

                                                  Tetra Tech, Inc. (a)                                 156,300          2,449,221

                                                  United Stationers, Inc. (a)                           88,600          4,297,100

                                                  Viad Corp.                                            61,500          1,803,795

                                                  Volt Information Sciences, Inc. (a)                   22,300            424,146

                                                  Waste Connections, Inc. (a)                          127,150          4,381,589

                                                  Watson Wyatt & Co. Holdings                          115,500          3,222,450

                                                                          Commercial Services & Supplies Total         57,777,905

     CONSTRUCTION & ENGINEERING - 1.0%

                                                  EMCOR Group, Inc. (a)                                 42,600          2,876,778

                                                  Insituform Technologies, Inc., Class A
                                                     (a)                                                73,800          1,429,506

                                                  Shaw Group, Inc. (a)                                 216,800          6,306,712

                                                  URS Corp. (a)                                        118,200          4,445,502

                                                                              Construction & Engineering Total         15,058,498

     ELECTRICAL EQUIPMENT - 1.7%

                                                  A.O. Smith Corp.                                      55,300          1,941,030

                                                  Acuity Brands, Inc.                                  123,300          3,920,940

                                                  Artesyn Technologies, Inc. (a)                       109,300          1,125,790

                                                  Baldor Electric Co.                                   77,200          1,980,180

                                                  C&D Technologies, Inc.                                69,700            531,114

                                                  MagneTek, Inc. (a)                                    79,800            259,350

                                                  Regal-Beloit Corp.                                    84,000          2,973,600

                                                  Roper Industries, Inc.                               235,200          9,292,752

                                                  Vicor Corp.                                           52,900            836,349


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

     ELECTRICAL EQUIPMENT - (CONTINUED)

                                                  Woodward Governor Co.                                 27,000          2,322,270

                                                                                    Electrical Equipment Total         25,183,375

     INDUSTRIAL CONGLOMERATES - 0.1%

                                                  Standex International Corp.                           30,700            852,232

                                                  Tredegar Corp.                                        76,300            983,507

                                                                                Industrial Conglomerates Total          1,835,739

     MACHINERY - 4.6%

                                                  A.S.V., Inc. (a)                                      48,600          1,214,028

                                                  Albany International Corp., Class A                   88,400          3,196,544

                                                  Astec Industries, Inc. (a)                            48,000          1,567,680

                                                  Barnes Group, Inc.                                    47,700          1,574,100

                                                  Briggs & Stratton Corp.                              141,800          5,500,422

                                                  CLARCOR, Inc.                                        142,200          4,224,762

                                                  EnPro Industries, Inc. (a)                            58,300          1,571,185

                                                  Gardner Denver, Inc. (a)                              71,200          3,510,160

                                                  IDEX Corp.                                           143,450          5,897,229

                                                  JLG Industries, Inc.                                 141,700          6,470,022

                                                  Kaydon Corp.                                          77,200          2,481,208

                                                  Lindsay Manufacturing Co.                             31,600            607,668

                                                  Lydall, Inc. (a)                                      44,300            361,045

                                                  Manitowoc Co., Inc.                                   82,900          4,163,238

                                                  Mueller Industries, Inc.                             100,400          2,752,968

                                                  Oshkosh Truck Corp.                                  201,200          8,971,508

                                                  Robbins & Myers, Inc.                                 31,800            647,130

                                                  Stewart & Stevenson Services, Inc.                    80,300          1,696,739

                                                  Toro Co.                                             115,300          5,046,681

                                                  Valmont Industries, Inc.                              45,100          1,509,046

                                                  Wabash National Corp.                                 85,700          1,632,585

                                                  Watts Water Technologies, Inc., Class A               69,800          2,114,242

                                                  Wolverine Tube, Inc. (a)                              41,200            208,472

                                                                                               Machinery Total         66,918,662

     MARINE - 0.3%

                                                  Kirby Corp. (a)                                       70,400          3,672,768

                                                                                                  Marine Total          3,672,768

     ROAD & RAIL - 1.5%

                                                  Arkansas Best Corp.                                   69,200          3,022,656

                                                  Heartland Express, Inc.                              123,451          2,504,821

                                                  Kansas City Southern (a)                             203,100          4,961,733

                                                  Knight Transportation, Inc.                          156,900          3,252,537


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

     ROAD & RAIL - (CONTINUED)

                                                  Landstar System, Inc.                                160,500          6,699,270

                                                  Old Dominion Freight Line, Inc. (a)                   77,650          2,094,997

                                                                                             Road & Rail Total         22,536,014

     TRADING COMPANIES & DISTRIBUTORS - 0.9%

                                                  Applied Industrial Technologies, Inc.                 68,050          2,292,604

                                                  Hughes Supply, Inc.                                  183,400          6,574,890

                                                  Lawson Products                                       12,600            475,524

                                                  Watsco, Inc.                                          65,000          3,887,650

                                                                        Trading Companies & Distributors Total         13,230,668

                                                                                             INDUSTRIALS TOTAL        277,501,640

INFORMATION TECHNOLOGY - 15.9%

     COMMUNICATIONS EQUIPMENT - 1.2%

                                                  Bel Fuse, Inc., Class B                               32,100          1,020,780

                                                  Belden CDT, Inc.                                     118,850          2,903,506

                                                  Black Box Corp.                                       47,300          2,241,074

                                                  C-COR, Inc. (a)                                      131,200            637,632

                                                  Comtech Telecommunications Corp. (a)                  55,500          1,694,970

                                                  Digi International, Inc. (a)                          56,400            591,636

                                                  Ditech Communications Corp. (a)                       88,600            739,810

                                                  Harmonic, Inc. (a)                                   201,800            978,730

                                                  Inter-Tel, Inc.                                       57,500          1,125,275

                                                  NETGEAR, Inc. (a)                                     90,300          1,738,275

                                                  Network Equipment Technologies, Inc. (a)              67,500            297,000

                                                  PC-Tel, Inc. (a)                                      58,600            513,336

                                                  Symmetricom, Inc. (a)                                126,700          1,073,149

                                                  Tollgrade Communications, Inc. (a)                    36,100            394,573

                                                  ViaSat, Inc. (a)                                      61,700          1,649,241

                                                                                Communications Equipment Total         17,598,987

     COMPUTERS & PERIPHERALS - 1.1%

                                                  Adaptec, Inc. (a)                                    310,900          1,809,438

                                                  Avid Technology, Inc. (a)                            114,275          6,257,699

                                                  Hutchinson Technology, Inc. (a)                       70,100          1,994,345

                                                  Komag, Inc. (a)                                       82,100          2,845,586

                                                  Novatel Wireless, Inc. (a)                            80,300            972,433

                                                  SBS Technologies, Inc. (a)                            42,900            432,003

                                                  Synaptics, Inc. (a)                                   66,500          1,643,880

                                                                                 Computers & Peripherals Total         15,955,384


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

     ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.0%

                                                  Aeroflex, Inc. (a)                                   204,800          2,201,600

                                                  Agilysys, Inc.                                        83,500          1,521,370

                                                  Anixter International, Inc.                           89,200          3,489,504

                                                  Bell Microproducts, Inc. (a)                          82,000            627,300

                                                  Benchmark Electronics, Inc. (a)                      115,150          3,872,494

                                                  Brightpoint, Inc. (a)                                 75,400          2,090,842

                                                  Checkpoint Systems, Inc. (a)                         105,300          2,595,645

                                                  Cognex Corp.                                         129,700          3,902,673

                                                  Coherent, Inc. (a)                                    85,400          2,534,672

                                                  CTS Corp.                                             98,800          1,092,728

                                                  Daktronics, Inc.                                      42,900          1,268,553

                                                  Electro Scientific Industries, Inc. (a)               78,600          1,898,190

                                                  FLIR Systems, Inc. (a)                               190,200          4,247,166

                                                  Gerber Scientific, Inc. (a)                           61,200            585,684

                                                  Global Imaging Systems, Inc. (a)                      63,800          2,209,394

                                                  Itron, Inc. (a)                                       68,000          2,722,720

                                                  Keithley Instruments, Inc.                            39,200            548,016

                                                  Littelfuse, Inc. (a)                                  61,200          1,667,700

                                                  Methode Electronics, Inc., Class A                   103,400          1,030,898

                                                  MTS Systems Corp.                                     54,300          1,880,952

                                                  Park Electrochemical Corp.                            55,100          1,431,498

                                                  Paxar Corp. (a)                                       99,900          1,961,037

                                                  Photon Dynamics, Inc. (a)                             46,600            851,848

                                                  Planar Systems, Inc. (a)                              40,500            338,985

                                                  RadiSys Corp. (a)                                     56,400            977,976

                                                  Rogers Corp. (a)                                      44,600          1,747,428

                                                  ScanSource, Inc. (a)                                  34,800          1,902,864

                                                  Technitrol, Inc.                                     111,100          1,899,810

                                                  Trimble Navigation Ltd. (a)                          147,500          5,234,775

                                                  X-Rite, Inc.                                          50,600            506,000

                                                                      Electronic Equipment & Instruments Total         58,840,322

     INTERNET SOFTWARE & SERVICES - 1.2%

                                                  Blue Coat Systems, Inc. (a)                           35,400          1,618,488

                                                  Digital Insight Corp. (a)                             94,400          3,022,688

                                                  InfoSpace, Inc. (a)                                   75,700          1,954,574

                                                  j2 Global Communications, Inc. (a)                    67,800          2,897,772

                                                  MIVA, Inc. (a)                                        76,400            378,180

                                                  Secure Computing Corp. (a)                           101,300          1,241,938

                                                  WebEx Communications, Inc. (a)                        95,300          2,061,339


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

     INTERNET SOFTWARE & SERVICES - (CONTINUED)

                                                  Websense, Inc. (a)                                    65,300          4,286,292

                                                                            Internet Software & Services Total         17,461,271

     IT SERVICES - 1.9%

                                                  CACI International, Inc., Class A (a)                 82,600          4,739,588

                                                  Carreker Corp. (a)                                    58,900            293,911

                                                  CIBER, Inc. (a)                                      150,800            995,280

                                                  eFunds Corp. (a)                                     125,400          2,939,376

                                                  Global Payments, Inc.                                180,400          8,408,444

                                                  Intrado, Inc. (a)                                     48,900          1,125,678

                                                  iPayment, Inc. (a)                                    35,400          1,469,808

                                                  Keane, Inc. (a)                                      124,700          1,372,947

                                                  Mantech International Corp. (a)                       49,000          1,365,140

                                                  MAXIMUS, Inc.                                         52,300          1,918,887

                                                  Pegasus Solutions, Inc. (a)                           48,400            434,148

                                                  Startek, Inc.                                         30,900            556,200

                                                  TALX Corp.                                            58,450          2,671,750

                                                                                             IT Services Total         28,291,157

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%

                                                  Actel Corp. (a)                                       69,600            886,008

                                                  Advanced Energy Industries, Inc. (a)                  80,300            949,949

                                                  ATMI, Inc. (a)                                       103,600          2,897,692

                                                  Axcelis Technologies, Inc. (a)                       275,600          1,314,612

                                                  Brooks Automation, Inc. (a)                          204,330          2,560,255

                                                  Cohu, Inc.                                            60,700          1,388,209

                                                  Cymer, Inc. (a)                                       97,900          3,476,429

                                                  DSP Group, Inc. (a)                                   78,300          1,962,198

                                                  ESS Technology, Inc. (a)                              97,100            333,053

                                                  Exar Corp. (a)                                        96,600          1,209,432

                                                  FEI Co. (a)                                           68,300          1,309,311

                                                  Kopin Corp. (a)                                      188,700          1,009,545

                                                  Kulicke & Soffa Industries, Inc. (a)                 142,800          1,262,352

                                                  Microsemi Corp. (a)                                  171,900          4,754,754

                                                  Pericom Semiconductor Corp. (a)                       72,100            574,637

                                                  Photronics, Inc. (a)                                 113,200          1,704,792

                                                  Power Integrations, Inc. (a)                          81,000          1,928,610

                                                  Rudolph Technologies, Inc. (a)                        39,000            502,320

                                                  Skyworks Solutions, Inc. (a)                         434,300          2,210,587

                                                  Standard Microsystems Corp. (a)                       57,500          1,649,675


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (CONTINUED)

                                                  Supertex, Inc. (a)                                    32,300          1,429,275

                                                  Ultratech, Inc. (a)                                   66,200          1,087,004

                                                  Varian Semiconductor Equipment Associates, Inc. (a)  103,500          4,546,755

                                                  Veeco Instruments, Inc. (a)                           73,200          1,268,556

                                                                Semiconductors & Semiconductor Equipment Total         42,216,010

     SOFTWARE - 3.6%

                                                  Altiris, Inc. (a)                                     63,600          1,074,204

                                                  ANSYS, Inc. (a)                                       87,600          3,739,644

                                                  Captaris, Inc. (a)                                    77,900            287,451

                                                  Catapult Communications Corp. (a)                     28,300            418,557

                                                  EPIQ Systems, Inc. (a)                                35,100            650,754

                                                  FactSet Research Systems, Inc.                        92,800          3,819,648

                                                  FileNET Corp. (a)                                    114,200          2,952,070

                                                  Hyperion Solutions Corp. (a)                         163,050          5,840,451

                                                  Internet Security Systems, Inc. (a)                  105,900          2,218,605

                                                  JDA Software Group, Inc. (a)                          79,000          1,343,790

                                                  Kronos, Inc. (a)                                      87,400          3,658,564

                                                  Manhattan Associates, Inc. (a)                        75,900          1,554,432

                                                  MapInfo Corp. (a)                                     56,700            714,987

                                                  Micros Systems, Inc. (a)                             105,100          5,078,432

                                                  MRO Software, Inc. (a)                                59,200            831,168

                                                  Napster, Inc. (a)                                    120,300            423,456

                                                  Open Solutions, Inc. (a)                              54,500          1,249,140

                                                  Phoenix Technologies Ltd. (a)                         68,500            428,810

                                                  Progress Software Corp. (a)                          108,900          3,090,582

                                                  Quality Systems, Inc. (a)                             22,400          1,719,424

                                                  Radiant Systems, Inc. (a)                             62,600            761,216

                                                  Serena Software, Inc. (a)                             79,400          1,861,136

                                                  Sonic Solutions (a)                                   67,900          1,025,969

                                                  SPSS, Inc. (a)                                        44,400          1,373,292

                                                  Take-Two Interactive Software, Inc. (a)              194,250          3,438,225

                                                  THQ, Inc. (a)                                        172,750          4,120,087

                                                                                                Software Total         53,674,094

                                                                                  INFORMATION TECHNOLOGY TOTAL        234,037,225

MATERIALS - 5.7%

     CHEMICALS - 1.1%

                                                  Arch Chemicals, Inc.                                  64,900          1,940,510

                                                  Georgia Gulf Corp.                                    93,500          2,844,270

                                                  H.B. Fuller Co.                                       79,800          2,559,186


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

     CHEMICALS - (CONTINUED)

                                                  MacDermid, Inc.                                       68,800          1,919,520

                                                  Material Sciences Corp. (a)                           34,900            492,090

                                                  OM Group, Inc. (a)                                    79,300          1,487,668

                                                  Omnova Solutions, Inc. (a)                           112,700            540,960

                                                  Penford Corp.                                         24,600            300,120

                                                  PolyOne Corp. (a)                                    252,100          1,621,003

                                                  Quaker Chemical Corp.                                 26,700            513,441

                                                  Schulman (A.), Inc.                                   84,200          1,811,984

                                                  Wellman, Inc.                                         47,200            320,016

                                                                                               Chemicals Total         16,350,768

     CONSTRUCTION MATERIALS - 0.9%

                                                  Florida Rock Industries, Inc.                        129,250          6,341,005

                                                  Headwaters, Inc. (a)                                 115,000          4,075,600

                                                  Texas Industries, Inc.                                63,100          3,144,904

                                                                                  Construction Materials Total         13,561,509

     CONTAINERS & PACKAGING - 0.6%

                                                  AptarGroup, Inc.                                      95,800          5,000,760

                                                  Caraustar Industries, Inc. (a)                        78,900            685,641

                                                  Chesapeake Corp.                                      54,000            916,920

                                                  Myers Industries, Inc.                                85,800          1,250,964

                                                  Rock-Tenn Co., Class A                                85,400          1,165,710

                                                                                  Containers & Packaging Total          9,019,995

     METALS & MINING - 2.6%

                                                  A.M. Castle & Co. (a)                                 26,700            583,128

                                                  Aleris International, Inc. (a)                        85,265          2,748,943

                                                  AMCOL International Corp.                             60,400          1,239,408

                                                  Brush Engineered Materials, Inc. (a)                  52,700            837,930

                                                  Carpenter Technology Corp.                            59,800          4,214,106

                                                  Century Aluminum Co. (a)                              62,600          1,640,746

                                                  Chaparral Steel Co. (a)                               62,500          1,890,625

                                                  Cleveland-Cliffs, Inc.                                60,100          5,323,057

                                                  Commercial Metals Co.                                159,700          5,995,138

                                                  Quanex Corp.                                          69,300          3,462,921

                                                  Reliance Steel & Aluminum Co.                         75,900          4,639,008

                                                  RTI International Metals, Inc. (a)                    63,100          2,394,645

                                                  Ryerson Tull, Inc.                                    69,200          1,682,944

                                                  Steel Technologies, Inc.                              30,500            853,695

                                                                                         Metals & Mining Total         37,506,294


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

     PAPER & FOREST PRODUCTS - 0.5%

                                                  Buckeye Technologies, Inc. (a)                        90,700            730,135

                                                  Deltic Timber Corp.                                   33,700          1,747,682

                                                  Neenah Paper, Inc.                                    40,500          1,134,000

                                                  Pope & Talbot, Inc.                                   44,700            372,351

                                                  Schweitzer-Mauduit International, Inc.                41,800          1,035,804

                                                  Wausau-Mosinee Paper Corp.                           140,600          1,666,110

                                                                                 Paper & Forest Products Total          6,686,082

                                                                                               MATERIALS TOTAL         83,124,648

TELECOMMUNICATION SERVICES - 0.2%

     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%

                                                  Commonwealth Telephone Enterprises, Inc.              59,900          2,022,823

                                                  General Communication, Inc., Class A (a)             128,800          1,330,504

                                                                  Diversified Telecommunication Services Total          3,353,327

                                                                              TELECOMMUNICATION SERVICES TOTAL          3,353,327

UTILITIES - 4.3%

     ELECTRIC UTILITIES - 1.0%

                                                  ALLETE, Inc.                                          82,500          3,630,000

                                                  Central Vermont Public Service Corp.                  33,700            606,937

                                                  Cleco Corp.                                          137,000          2,856,450

                                                  El Paso Electric Co. (a)                             131,600          2,768,864

                                                  Green Mountain Power Corp.                            14,300            411,411

                                                  UIL Holdings Corp.                                    35,500          1,632,645

                                                  Unisource Energy Corp.                                95,200          2,970,240

                                                                                      Electric Utilities Total         14,876,547

     GAS UTILITIES - 2.9%

                                                  Atmos Energy Corp.                                   221,000          5,781,360

                                                  Cascade Natural Gas Corp.                             31,200            608,712

                                                  Energen Corp. (b)                                    200,900          7,296,688

                                                  Laclede Group, Inc.                                   58,100          1,697,101

                                                  New Jersey Resources Corp.                            75,500          3,162,695

                                                  Northwest Natural Gas Co.                             75,500          2,580,590

                                                  Piedmont Natural Gas Co.                             210,000          5,073,600

                                                  South Jersey Industries, Inc.                         78,700          2,293,318

                                                  Southern Union Co. (a)                               268,287          6,339,622

                                                  Southwest Gas Corp.                                  107,300          2,832,720

                                                  UGI Corp.                                            287,600          5,924,560

                                                                                           Gas Utilities Total         43,590,966


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund



                                                                                                        SHARES         VALUE ($)
COMMON STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)

     MULTI - UTILITIES - 0.3%

                                                  Avista Corp.                                         133,200          2,358,972

                                                  CH Energy Group, Inc.                                 37,200          1,707,480

                                                                                             Multi - Utilities
                                                                                                         Total          4,066,452

     WATER UTILITIES - 0.1%

                                                  American States Water Co.                             46,000          1,416,800

                                                                                         Water Utilities Total          1,416,800

                                                                                              UTILITIES  TOTAL         63,950,765

                                                  TOTAL COMMON STOCKS
                                                  (COST OF $970,518,321)                                            1,453,271,397
                                                                                                       UNITS
WARRANTS - 0.0%

               TIMCO AVIATION SERVICES, INC.      Expires 12/31/07 (a)(c)                                2,188                 --

                                                    TOTAL WARRANTS
                                                    (COST OF $0)                                                               --
                                                                                                       PAR ($)
SHORT-TERM OBLIGATION - 1.4%

                                                     Repurchase agreement with State Street
                                                       Bank & Trust Co., dated 12/30/05, due
                                                       01/03/06 at 4.080%, collateralized by
                                                       a U.S. Government Agency Obligation
                                                       maturing 02/23/07, market value of
                                                       $20,644,189 (repurchase proceeds
                                                       $20,246,174)                                 20,237,000         20,237,000

                                                    TOTAL SHORT-TERM OBLIGATION
                                                    (COST OF $20,237,000)                                              20,237,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Small Cap Index Fund


                                                    TOTAL INVESTMENTS - 100.2%
                                                    (COST OF $990,755,321)(D)(E)                                    1,473,508,397

                                                    OTHER ASSETS & LIABILITIES, NET - (0.2)%                           (2,469,999)

                                                    NET ASSETS - 100.0%                                             1,471,038,398

                                                    Notes to Investment Portfolio:

                                                    *      Security Valuation:

                                                           Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for
                                                           securities traded on the NASDAQ, which are valued at the
                                                           NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or
                                                           over-the-counter markets.

                                                           Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

                                                           Futures contracts are valued at the settlement price
                                                           established each day by the board of trade or exchange on
                                                           which they are traded.

                                                           Investments for which market quotations are not readily
                                                           available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.
                                                           If a security is valued at a "fair value", such value is
                                                           likely to be different from the last quoted market price for the security.

                                                    (a)    Non-income producing security.

                                                    (b)    Security pledged as collateral for open futures contracts.

                                                    (c)    Illiquid security.

                                                    (d)    Cost for federal income tax purposes is $990,755,321.

                                                    (e)    Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:


                                                            UNREALIZED      UNREALIZED     NET UNREALIZED
                                                           APPRECIATION    DEPRECIATION     APPRECIATION
                                                           ------------    ------------    -------------
                                                           $543,773,304    ($61,020,228)    $482,753,076

At December 31, 2005, the Fund held the following open long futures contracts:


                                                                             EXPIRATION          UNREALIZED
TYPE                 CONTRACTS       VALUE         AGGREGATE FACE VALUE         DATE            DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Russell 2000 Index      53         $18,124,549         $17,974,950            March -2006         $(149,599)


                                                    ACRONYM          NAME
                                                    -------          -----
                                                    REIT             Real Estate Investment Trust


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)       VALUE ($)*
MUNICIPAL BONDS - 94.9%

EDUCATION - 4.5%

         EDUCATION - 4.5%

   CA EDUCATION FACILITIES AUTHORITY REVENUE
                                                  Pitzer College,
                                                    Series 2005 A,

                                                      5.000% 10/01/25                             1,250,000        1,289,838
                                                  University of Redlands,
                                                    Series 2005 A,

                                                      5.000% 04/01/25                             1,270,000        1,308,811

    CA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                                BANK REVENUE
                                                  American Center For Wine Food Arts Project,
                                                    Series 1999,
                                                      Insured: ACA

                                                      5.250% 12/01/08                             1,040,000        1,085,739

         CA PUBLIC WORKS BOARD LEASE REVENUE
                                                  University of California Institute Project,
                                                    Series 2005 C,

                                                      5.000% 04/01/16                             1,000,000        1,074,640
                                                    Series 2005 D,

                                                      5.000% 05/01/15                             1,000,000        1,081,270

                                                                                            Education Total        5,840,298

                                                                                            EDUCATION TOTAL        5,840,298

HEALTH CARE - 9.4%

         CONTINUING CARE RETIREMENT - 1.1%

    CA ABAG FINANCE AUTHORITY FOR NON-PROFIT
                                       CORPS
                                                  Certificates of Participation, Refunding,
                                                    American Baptist Homes Project,
                                                      Series 1998 A,

                                                      5.500% 10/01/07                               195,000          200,041
                                                  Certificates of Participation, Refunding,
                                                      Episcopal Homes Foundation Project,
                                                    Series 1998,

                                                      5.000% 07/01/07                             1,250,000        1,267,875

                                                                           Continuing Care Retirement Total        1,467,916

         HOSPITALS - 8.3%

              CA LOMA LINDA HOSPITAL REVENUE
                                                  Loma Linda University Medical Center A,
                                                    Series 2005,

                                                      5.000% 12/01/16                             2,000,000        2,090,960

                                                      5.000% 12/01/18                             2,000,000        2,066,620

        CA STATEWIDE COMMUNITIES DEVELOPMENT
                           AUTHORITY REVENUE
                                                  Adventist Health Facilities,
                                                    Series 2005 A,

                                                      5.000% 03/01/17                             1,000,000        1,041,360
                                                  Certificates of Participation,
                                                    Catholic Healthcare West Project,
                                                      Series 1999,

________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)

                                                      6.000% 07/01/09                               490,000          508,095
                                                  Kaiser Permanente,
                                                    Series 2004 E,

                                                      3.875% 04/01/32                             5,000,000        4,992,950

                                                                                                      Total
                                                                                                  Hospitals       10,699,985

                                                                                          HEALTH CARE TOTAL       12,167,901

HOUSING - 3.2%

         MULTI-FAMILY - 3.2%

    CA ABAG FINANCE AUTHORITY FOR NON-PROFIT
                                      CORPS.
                                                  Winterland San Francisco Partners LP,
                                                    Series 2000 B,

                                                      6.250% 08/15/30                             2,000,000        2,103,320

        CA MUNICIPAL MORTGAGE AND EQUITY TAX
                 EXEMPT BOND SUBSIDIARY LLC,
                                                  Perpetual Preferred,
                                                    Series 2004 A-2,

                                                      4.900% 06/30/49(a)                          2,000,000        2,005,680

                                                                                                      Total
                                                                                               Multi-family        4,109,000

                                                                                              HOUSING TOTAL        4,109,000

OTHER - 7.4%

         REFUNDED/ESCROWED (B) - 6.6%

    CA DEPARTMENT OF WATER RESOURCES REVENUE
                                                  Central Valley Project,
                                                    Series 1998 T,
                                                      Pre-refunded 12/01/08,

                                                      5.500% 12/01/08                                20,000           21,297

          CA FOOTHILL/EASTERN TRANSPORTATION
        CORRIDOR AGENCY CALIFORNIA TOLL ROAD
                                     REVENUE
                                                  Senior Lien,
                                                    Series 1995 A,
                                                      Pre-refunded 01/01/10,

                                                      7.150% 01/01/13                             1,750,000        2,027,813

      CA HEALTH FACILITIES FINANCE AUTHORITY
                                     REVENUE
                                                  Cedars-Sinai Medical Center Project,
                                                    Series 1999 A,
                                                      Pre-refunded 12/01/09,

                                                      6.125% 12/01/19                             1,000,000        1,110,860
                                                  Kaiser Permanente Project,
                                                    Series 1998 A,
                                                      Escrowed to Maturity,
                                                        Insured: FSA

                                                      5.250% 06/01/12                             2,000,000        2,127,500

________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED/ESCROWED (B) - (CONTINUED)

        CA LOS GATOS JOINT UNION HIGH SCHOOL
                                    DISTRICT
                                                  GO,
                                                    Series 2002 C,
                                                      Pre-refunded 06/01/12,
                                                        Insured: FSA

                                                      5.375% 06/01/13                             1,105,000        1,226,826

        CA SAN MATEO COUNTY TRANSIT DISTRICT
                                                    Series 1997 A,
                                                      Pre-refunded 06/01/13,
                                                        Insured: MBIA

                                                      5.000% 06/01/13                             1,180,000        1,282,931

        CA STATEWIDE COMMUNITIES DEVELOPMENT
                                   AUTHORITY
                                                  Catholic West,
                                                    Series 1999,
                                                      Escrowed to Maturity,

                                                      6.000% 07/01/09                               715,000          746,617

                                                                                                      Total
                                                                                          Refunded/Escrowed        8,543,844

         TOBACCO - 0.8%

      CA GOLDEN STATE TOBACCO SECURITIZATION
                                       CORP.
                                                  Tobacco Settlement Revenue,
                                                    Series 2003 A-1,

                                                      3.400% 06/01/08                             1,000,000          980,180

                                                                                              Tobacco Total          980,180

                                                                                                OTHER TOTAL        9,524,024

TAX-BACKED - 50.1%

         LOCAL APPROPRIATED - 15.4%

                   CA ALAMEDA COUNTY REVENUE
                                                  Certificates of Participation, Refunding,
                                                    Series 2001 A,
                                                      Insured: MBIA

                                                      4.250% 12/01/11                             1,000,000        1,036,670

       CA ANAHEIM PUBLIC FINANCING AUTHORITY
                               LEASE REVENUE
                                                  Public Improvements Project,
                                                    Series 1997 C,
                                                      Insured: FSA

                                                      6.000% 09/01/11                             1,000,000        1,123,830

              CA COUNTY OF SAN DIEGO REVENUE
                                                  Certificates of Participation,
                                                    Refunding, N&E County Justice Facilities,
                                                      Series 2005,
                                                        Insured: AMBAC

                                                      5.000% 11/15/19                             2,030,000        2,168,547

       CA FOOTHILL-DE ANZA COMMUNITY COLLEGE
                            DISTRICT REVENUE
                                                  Refunding,
                                                    Series 2005,


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL APPROPRIATED - (CONTINUED)
                                                      Insured: FGIC

                                                      5.250% 08/01/18                             1,000,000        1,120,530

       CA FOOTHILL-DE ANZA COMMUNITY COLLEGE
                                    DISTRICT
                                                  Refunding,
                                                    Series 2005 D,
                                                      Insured: FGIC

                                                      5.250% 08/01/21                             1,000,000        1,131,450

        CA KINGS RIVER CONSERVATIVE DISTRICT
                                     REVENUE
                                                  Certificates of Participation, Peaking Project,
                                                    Series 2004,

                                                      5.000% 05/01/14                             3,135,000        3,347,647

      CA LOS ANGELES COMMUNITY REDEVELOPMENT
                        AGENCY LEASE REVENUE
                                                  Vermont Manchester Social Services Project,
                                                    Insured: AMBAC

                                                      5.000% 09/01/15                             1,095,000        1,190,550

         CA LOS ANGELES COUNTY LEASE REVENUE
                                                  Refunding,
                                                    Series 2002B,
                                                      Insured: AMBAC

                                                      6.000% 12/01/12                             1,000,000        1,142,720

        CA LOS ANGELES MUNICIPAL IMPROVEMENT
                     CORPORATE LEASE REVENUE
                                                  Special Tax-Police Emergency Projects,
                                                    Series 2002 G,
                                                      Insured: FGIC

                                                      5.250% 09/01/13                             1,500,000        1,651,515

            CA OAKLAND J.T. POWERS FINANCING
                     AUTHORITY LEASE REVENUE
                                                  Refunding, Oakland Convention Centers,
                                                    Series 2001,
                                                      Insured: AMBAC

                                                      5.500% 10/01/11                             3,000,000        3,305,100

                 CA RIVERSIDE COUNTY REVENUE
                                                  Refunding, Certificates of Participation,
                                                    Series 2005 A,
                                                      Insured: FGIC

                                                      5.000% 11/01/17                             1,465,000        1,576,911

       CA SAN JOSE FINANCING AUTHORITY LEASE
                                     REVENUE
                                                  Convention Center Project,
                                                    Series 2001F,
                                                      Insured: MBIA

                                                      5.000% 09/01/15                             1,000,000        1,068,680

                                                                                   Local Appropriated Total       19,864,150

         LOCAL GENERAL OBLIGATIONS - 21.0%

        CA CENTER COMMUNITY COLLEGE DISTRICT
                                                  GO, Election of 2002,
                                                    Series 2004 A,


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)
                                                      Insured: MBIA

                                                      5.250% 08/01/22                               965,000        1,048,241

       CA COMPTON COMMUNITY COLLEGE DISTRICT
                                                  GO,
                                                    Series 2004A,
                                                      Insured: MBIA

                                                      5.250% 07/01/17                             1,330,000        1,457,866

    CA EAST BAY MUNICIPAL UTILITIES DISTRICT
                   WASTEWATER SYSTEM REVENUE
                                                  GO, Refunding,
                                                    Series 2003 F,
                                                      Insured: AMBAC

                                                      5.000% 04/01/15                             1,000,000        1,075,060

                CA LOS ALTOS SCHOOL DISTRICT
                                                  GO,
                                                    Series 2001B,

                                                      5.000% 08/01/14                             1,290,000        1,377,849

   CA LOS ANGELES COMMUNITY COLLEGE DISTRICT
                                                  GO,
                                                    Series 2003 B,
                                                      Insured: FSA

                                                      5.000% 08/01/12                               500,000          542,445

        CA LOS GATOS JOINT UNION HIGH SCHOOL
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: FSA

                                                      5.000% 12/01/17                             2,000,000        2,147,180

        CA LUCIA MAR UNIFIED SCHOOL DISTRICT
                                                  GO,
                                                    Election 2004,
                                                      Series 2004 A,
                                                        Insured: FGIC

                                                      5.250% 08/01/20                             1,230,000        1,340,762

    CA PAJARO VALLEY UNIFIED SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: FSA

                                                      5.250% 08/01/18                             1,535,000        1,692,905

        CA RANCHO SANTIAGO COMMUNITY COLLEGE
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: FSA

                                                      5.250% 09/01/19                             1,000,000        1,123,840

           CA RESCUE UNIFIED SCHOOL DISTRICT
                                                  GO, Election 1998, Capital Appreciation,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      (c) 09/01/26                                1,100,000          411,840

         CA SAN BERNARDINO COMMUNITY COLLEGE
                                    DISTRICT


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: PSF

                                                      5.000% 08/01/17                             3,000,000        3,249,240

     CA SAN DIEGO COMMUNITY COLLEGE DISTRICT
                                                  GO,
                                                    Election of 2002,
                                                      Series 2005,
                                                        Insured: FSA

                                                      (c) 05/01/15                                1,000,000          674,050

             CA SAN MATEO FOSTER CITY SCHOOL
      FACILITIES FINANCING AUTHORITY REVENUE
                                                  GO,
                                                    Series 2005,
                                                      Insured: FSA

                                                      5.500% 08/15/19                             2,000,000        2,303,560

         CA SAN RAMON VALLEY SCHOOL DISTRICT
                                                  GO,
                                                    Election 2002,
                                                      Series 2004,
                                                        Insured: FSA

                                                      5.250% 08/01/16                             1,800,000        1,979,658

           CA SOUTHWESTERN COMMUNITY COLLEGE
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2005 B,
                                                      Insured: FGIC

                                                      5.250% 08/01/17                             1,230,000        1,371,167

         CA VENTURA COUNTY COMMUNITY COLLEGE
                                    DISTRICT
                                                  GO,
                                                    Election 2002,
                                                      Series 2005 B,
                                                        Insured: MBIA

                                                      5.000% 08/01/18                             1,000,000        1,078,120

         CA WEST CONTRA COSTA UNIFIED SCHOOL
                                    DISTRICT
                                                  GO,
                                                    Election 2002,
                                                      Series 2005 D,
                                                        Insured: FGIC

                                                      (c) 08/01/17                                1,000,000          601,760

        CA WILLIAM S. HART UNION HIGH SCHOOL
                                    DISTRICT
                                                  GO,
                                                    Series 2005 B,
                                                      Insured: FSA

                                                      (c) 09/01/22                                2,000,000          922,860

     CA YOSEMITE  COMMUNITY COLLEGE DISTRICT
                                                  GO,
                                                    Series 2005 A,
                                                      Insured: FGIC


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)

                                                      5.000% 08/01/16                             2,505,000        2,727,319

                                                                            Local General Obligations Total       27,125,722

         SPECIAL NON-PROPERTY TAX - 2.7%

                        CA ECONOMIC RECOVERY
                                                  Series 2004 A, AMT,
                                                    Insured: FGIC

                                                      5.250% 07/01/14                             1,870,000        2,074,036

                       CA UNIVERSITY REVENUE
                                                  Series 2003 A,
                                                    Insured: FGIC

                                                      5.000% 11/01/12                             1,325,000        1,440,394

                                                                                   Special Non-Property Tax
                                                                                                      Total        3,514,430

         SPECIAL PROPERTY TAX - 9.2%

        CA CULVER CITY REDEVELOPMENT FINANCE
            AUTHORITY TAX ALLOCATION REVENUE
                                                  Series 1993,
                                                    Insured: AMBAC

                                                      5.500% 11/01/14                             2,025,000        2,240,400

    CA INDIAN WELLS REDEVELOPMENT AGENCY TAX
                          ALLOCATION REVENUE
                                                  Consolidated Whitewater Project,
                                                    Series 2003A,
                                                      Insured: AMBAC

                                                      5.000% 09/01/14                             1,455,000        1,569,843

    CA LONG BEACH BOND FINANCE AUTHORITY TAX
                          ALLOCATION REVENUE
                                                  Series 2002 B,
                                                    Insured: AMBAC

                                                      5.500% 11/01/19                             1,070,000        1,220,827

         CA OAKLAND REDEVELOPMENT AGENCY TAX
                          ALLOCATION REVENUE
                                                  Center District Project Redevelopment,
                                                    Series 1992,
                                                      Insured: AMBAC

                                                      5.500% 02/01/14                             3,700,000        4,046,912
                                                  Center District Project,
                                                    Series 2003,
                                                      Insured: FGIC

                                                      5.500% 09/01/12                             1,500,000        1,665,975

    CA REDWOOD CITY REDEVELOPMENT AGENCY TAX
                          ALLOCATION REVENUE
                                                  Redevelopment Project Area NO.2,
                                                    Series 2003A,
                                                      Insured: AMBAC

                                                      5.250% 07/15/13                             1,000,000        1,101,110

                                                                                 Special Property Tax Total       11,845,067

         STATE APPROPRIATED - 1.0%

         CA PUBLIC WORKS BOARD LEASE REVENUE
                                                  Department of General Services-Butterfield,
                                                    Series 2005 A,


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         STATE APPROPRIATED - (CONTINUED)

                                                      5.000% 06/01/15                             1,200,000        1,286,076

                                                                                   State Appropriated Total        1,286,076

         STATE GENERAL OBLIGATIONS - 0.8%

              PR COMMONWEALTH OF PUERTO RICO
                                                  GO,
                                                    Series 2004 A,

                                                      5.250% 07/01/19                             1,000,000        1,059,750

                                                                                  State General Obligations
                                                                                                      Total        1,059,750

                                                                                                 TAX-BACKED
                                                                                                      TOTAL       64,695,195

TRANSPORTATION - 1.7%

         AIRPORTS - 1.7%

      CA SAN FRANCISCO CITY & COUNTY AIRPORT
   COMMISSION, INTERNATIONAL AIRPORT REVENUE
                                                  Refunding, Second Tier,
                                                    Series 2003 29B,
                                                      Insured: FGIC

                                                      5.250% 05/01/13                             2,000,000        2,199,220

                                                                                             Airports Total        2,199,220

                                                                                       TRANSPORTATION TOTAL        2,199,220

UTILITIES - 18.6%

         INDEPENDENT POWER PRODUCERS - 3.4%

       CA SACRAMENTO POWER AUTHORITY REVENUE
                                                  Cogeneration Project, Refunding:
                                                    Series 1998,
                                                      Insured: MBIA

                                                      5.250% 07/01/09                             1,000,000        1,054,450
                                                    Series 2005,
                                                      Insured: AMBAC

                                                      5.250% 07/01/15                             3,000,000        3,316,530

                                                                          Independent Power Producers Total        4,370,980

         MUNICIPAL ELECTRIC - 13.4%

            CA DEPARTMENT OF WATER RESOURCES
                                                  Series 2002 A,

                                                      6.000% 05/01/13                             2,375,000        2,684,581

        CA LOS ANGELES WATER & POWER REVENUE
                                                  Series 2001 A,
                                                    Insured: MBIA

                                                      5.250% 07/01/15                             1,300,000        1,400,503

              CA MODESTO IRRIGATION DISTRICT
                                                  Certificates of Participation,


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         MUNICIPAL ELECTRIC - (CONTINUED)
                                                    Series 2001 A,
                                                      Insured: FSA

                                                      5.250% 07/01/18                             1,185,000        1,273,816

    CA SACRAMENTO MUNICIPAL UTILITY DISTRICT
                                                  Electronic Revenue,
                                                    Series 2003 R,
                                                      Insured: MBIA

                                                      5.000% 08/15/12                             1,615,000        1,752,598

         CA SOUTHERN CALIFORNIA PUBLIC POWER
                   AUTHORITY PROJECT REVENUE
                                                  Power Authority:
                                                    Series 1989,

                                                      6.750% 07/01/13                             3,000,000        3,515,340
                                                    Series 2005 A,
                                                      Insured: FSA

                                                      5.000% 01/01/18                             2,000,000        2,148,400

           CA WALNUT ENERGY CENTER AUTHORITY
                                                  Series 2004 A,
                                                    Insured: AMBAC

                                                      5.000% 01/01/16                             2,055,000        2,201,809

     PR COMMONWEALTH OF PUERTO RICO ELECTRIC
                             POWER AUTHORITY
                                                  Series 1997 A,
                                                    Insured: MBIA

                                                      6.250% 07/01/10                             2,000,000        2,235,240

                                                                                         Municipal Electric
                                                                                                      Total       17,212,287

         WATER & SEWER - 1.8%

              CA METROPOLITAN WATER DISTRICT
                          WATERWORKS REVENUE
                                                  Series 2004 B,

                                                      5.000% 07/01/14                             1,500,000        1,637,715

     CA ORANGE COUNTY WATER DISTRICT REVENUE
                                                  Certificates of Participation,
                                                    Series 2003 B,
                                                      Insured: MBIA

                                                      5.375% 08/15/17                               650,000          707,759

                                                                                        Water & Sewer Total        2,345,474


                                                                                            UTILITIES TOTAL        23,928,741


                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $120,825,195)                                   122,464,379
                                                                                                   SHARES
INVESTMENT COMPANY - 5.1%

                                                        Columbia Tax-Exempt Reserves,
                                                          Capital Class (d)                       6,671,734        6,671,734

                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $6,671,733)                                      6,671,734


________________________________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund



                                                        TOTAL INVESTMENTS - 100.0%
                                                        (COST OF $127,496,928)(E)(F)                            129,136,113

                                                        OTHER ASSETS & LIABILITIES, NET - 0.0%                      (58,962)

                                                        NET ASSETS - 100.0%                                     129,077,151

                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *      Security Valuation:

                                                               Debt securities generally are valued by pricing services
                                                               approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                               techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are
                                                               valued at an over-the-counter or exchange bid quotation.
                                                               Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental
                                                               analysis of the financial condition of the issuer and the
                                                               estimated value of any collateral. Valuations developed
                                                               through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential
                                                               variation may be greater for those securities valued using fundamental analysis.

                                                               Investments in other investment companies are valued at net asset value.

                                                               Investments for which market quotations are not readily
                                                               available, or quotations which management believes are not appropriate, are valued at fair value under procedures
                                                               approved by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

                                                        (a)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of this security represents 1.6% of net assets.

                                                        (b)    The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (c)    Zero coupon bond.

                                                        (d)    Money market mutual fund registered under the Investment
                                                               Company Act of 1940, as amended, and advised by Columbia
                                                               Management Advisors, LLC.

                                                        (e)    Cost for federal income tax purposes is $127,496,928.

                                                        (f)    Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                                Unrealized       Unrealized      Net Unrealized
                                                               Appreciation     Depreciation      Appreciation
                                                               ------------     ------------     --------------
                                                                $2,036,092       $(396,907)        $1,639,185

INVESTMENT PORTFOLIO ___________________________________________________________
December 31, 2005 (Unaudited)                   Columbia California Intermediate
                                                             Municipal Bond Fund

                                                        ACRONYM       NAME
                                                        -------       -----
                                                        ABAG          Association of Bay Area Government
                                                        ACA           ACA Financial Guaranty Corp.
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FSA           Financial Security Assurance, Inc.
                                                        GO            General Obligation
                                                        MBIA          MBIA Insurance Corp.
                                                        PSFG          Permanent School Fund Guaranteed

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 98.9%

CALIFORNIA - 90.1%

     CA ABAG FINANCE AUTHORITY FOR NONPROFIT
                                      CORPS.
                                                  Jewish Community Center of San Francisco,
                                                    Series 2002,
                                                      LOC: Allied Irish Bank PLC

                                                      3.700% 11/15/31(a)                         19,430,000       19,430,000
                                                  Lease Pass Through Obligations,
                                                    Series 2003 A,
                                                      LOC: Societe Generale

                                                      4.400% 07/01/08(a)                         12,000,000       12,000,000

     CA ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 2002,
                                                    Insured: MBIA,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 07/01/09(a)                         14,485,000       14,485,000
                                                  Series 2003,
                                                    Insured: FGIC,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 08/01/11(a)                          8,895,000        8,895,000
                                                  Series 2004:
                                                    Insured: FGIC,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 07/01/11(a)                         10,590,000       10,590,000
                                                    Insured: FSA,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 06/01/12(a)                          7,825,000        7,825,000
                                                    Insured: MBIA,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 08/01/12(a)                          8,575,000        8,575,000
                                                  Series 2005:
                                                    Insured: AMBAC,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 12/01/12(a)                          6,925,000        6,925,000
                                                    Insured: FGIC,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 08/01/13(a)                         14,995,000       14,995,000
                                                    Insured: FSA,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 08/01/13(a)                         10,000,000       10,000,000
                                                    Insured: MBIA,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 08/01/13(a)                          8,845,000        8,845,000

             CA ALAMEDA CONTRA COSTA SCHOOLS
                         FINANCING AUTHORITY
                                                  Certificates of Participation:
                                                    Series 1997 D,
                                                      LOC: Bank of Nova Scotia

                                                      3.530% 07/01/18(a)                            700,000          700,000
                                                    Series 1997,
                                                      LOC: Scotia Bank

                                                      3.530% 07/01/23(a)                          1,730,000        1,730,000
                                                    Series 1999 G,
                                                      Insured: AMBAC

                                                      3.530% 08/01/24(a)                          7,300,000        7,300,000
                                                    Series 2000 F,
                                                      LOC: KBC Bank N.V.


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

                                                      3.580% 08/01/23(a)                            945,000          945,000
                                                    Series 2000 I,
                                                      Insured: AMBAC

                                                      3.530% 08/01/29(a)                            620,000          620,000
                                                    Series 2003 L,
                                                      LOC: Scotia Bank

                                                      3.530% 08/01/33(a)                         13,360,000       13,360,000
                                                    Series 2005 M,
                                                      LOC: Bank of Nova Scotia

                                                      3.530% 08/01/30(a)                          5,515,000        5,515,000

          CA ALAMEDA CORRIDOR TRANSPORTATION
                                   AUTHORITY
                                                  Series 1999 CMC-1,
                                                    Insured: MBIA

                                                      3.590% 10/01/13(a)                          6,480,000        6,480,000
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.570% 10/01/20(a)                          8,695,000        8,695,000

    CA ALAMEDA COUNTY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Edward L Shimmon Inc Project,
                                                    Series 1996 A, AMT,
                                                      LOC: Bank of the West & BNP Paribas

                                                      3.580% 11/01/26(a)                          5,400,000        5,400,000
                                                  Jeta LLC,
                                                    Series 2004 A,
                                                      LOC: Comerica Bank

                                                      3.570% 04/01/34(a)                          1,000,000        1,000,000
                                                  OZ Enterprises LLC,
                                                    Series 2005,
                                                      LOC: Comerica Bank

                                                      3.570% 08/01/35(a)                          5,000,000        5,000,000
                                                  Segale Brothers Wood Production Project,
                                                    Series 2002, AMT,
                                                      LOC: Bank of the West

                                                      3.440% 10/01/32(a)                          2,680,000        2,680,000

           CA ALVORD UNIFIED SCHOOL DISTRICT
                                                  Series 2004,
                                                    Insured: MBIA,
                                                      SPA: BNP Paribas

                                                      3.530% 02/01/24(a)                          4,020,000        4,020,000

        CA ANTELOPE VALLEY COMMUNITY COLLEGE
                                    DISTRICT
                                                  Series 2005,
                                                    Insured: MBIA,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.530% 08/01/26(a)                          7,965,000        7,965,000

                                 CA BERKELEY
                                                  Series 1993,
                                                    LOC: Wells Fargo Bank N.A.

                                                      3.480% 06/01/23(a)                          7,460,000        7,460,000

        CA BURBANK GLENDALE PASADENA AIRPORT
                                   AUTHORITY
                                                  Series 2005 137,
                                                    Insured: AMBAC,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                      SPA: Merrill Lynch Capital Services

                                                      3.590% 07/01/18(a)                          2,885,000        2,885,000
                                                  Series 2005 904,
                                                    Insured: AMBAC,
                                                      LIQ FAC: JPMorgan Chase & Co.

                                                      3.560% 01/01/13(a)                          5,740,000        5,740,000

         CA CARLSBAD UNIFIED SCHOOL DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  School Facilities Bridge Funding Program,
                                                    Series 2001,
                                                      Insured: FSA

                                                      3.340% 09/01/24(a)                          1,700,000        1,700,000

              CA CARSON REDEVELOPMENT AGENCY
                                                  Series 2003,
                                                    Insured: MBIA

                                                      3.550% 10/01/19(a)                          3,165,000        3,165,000

           CA CLOVIS UNIFIED SCHOOL DISTRICT
                                                  Series 2005 Pz-49,
                                                    Insured: FGIC,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.570% 08/01/24(a)                          3,395,000        3,395,000
                                                  Series 2005,
                                                    Insured: FGIC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.590% 08/01/28(a)                          1,515,000        1,515,000

     CA COLTON JOINT UNIFIED SCHOOL DISTRICT
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.530% 02/01/12(a)                          5,440,000        5,440,000

                  CA COMMUNITIES DEVELOPMENT

                                                      3.500% 01/04/06                            74,385,000       74,385,000

              CA COVINA REDEVELOPMENT AGENCY
                                                  Shadowhills Apartments, Inc.,
                                                    Series 1994 A,
                                                      Insured: FNMA

                                                      3.430% 12/01/15(a)                          7,375,000        7,375,000

    CA DALY CITY HOUSING DEVELOPMENT FINANCE
                                      AGENCY
                                                  Series 1999 A,

                                                      3.430% 10/15/29(a)                          6,700,000        6,700,000

            CA DEPARTMENT OF WATER RESOURCES
                                                  Center Valley Project:
                                                    Series 1999 127,
                                                      Insured: FGIC,
                                                        LIQ FAC: JPMorgan Chase Bank

                                                      3.040% 12/01/22(a)                         11,600,000       11,600,000
                                                    Series 2004 2168,
                                                      Insured: FGIC,
                                                        SPA: Merrill Lynch Capital Services

                                                      3.530% 12/01/10(a)                          5,155,000        5,155,000
                                                  Power Supply Revenue:
                                                    Series 2002 C-15,
                                                      LOC: Bank of Nova Scotia

                                                      3.400% 05/01/22(a)                         36,245,000       36,245,000
                                                    Series 2002 C-4,
                                                      LOC: JPMorgan Chase Bank & California State Teachers' Retirement
                                                      System


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

                                                      3.530% 05/01/22(a)                         94,900,000       94,900,000
                                                    Series 2003,
                                                      Insured: MBIA-IBC

                                                      3.530% 05/01/11(a)                             75,000           75,000
                                                    Series 2005 G-1,
                                                      LOC: Bank of Nova Scotia Trust Co.

                                                      3.150% 05/01/11(a)                         24,100,000       24,100,000
                                                    Series 2005 G-12,
                                                      Insured: FGIC,
                                                        LOC: Landesbank Baden-Wurttemberg,

                                                      3.170% 05/01/18(a)                         20,800,000       20,800,000

        CA DESERT COMMUNITY COLLEGE DISTRICT
                                                  Series 2005 912,
                                                    Insured: MBIA,
                                                      LIQ FAC: JPMorgan Chase Bank

                                                      3.540% 02/01/13(a)                          4,185,000        4,185,000

              CA DUARTE REDEVELOPMENT AGENCY
               CERTIFICATES OF PARTICIPATION
                                                  Johnson Duarte Partners Project,
                                                    Series 1984 B,
                                                      LOC: General Electric Capital Corp.

                                                      3.430% 12/01/14(a)                          5,000,000        5,000,000
                                                  Piken Duarte Partners Project,
                                                    Series 1984 A,
                                                      LOC: General Electric Capital Corp.

                                                      3.430% 12/01/14(a)                          7,000,000        7,000,000

      CA EAST BAY MUNICIPAL UTILITY DISTRICT
                                                  Water System Revenue,
                                                    Series 2003,
                                                      Insured: MIBIA,
                                                        LIQ FAC: Citigroup Global Market, Inc.,

                                                      3.550% 06/01/19(a)                          4,060,000        4,060,000

         CA EASTERN MUNICIPAL WATER DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  Water & Sewer Revenue,
                                                    Series 2003 B,
                                                      Insured: MBIA

                                                      3.340% 07/01/33(a)                         34,925,000       34,925,000

                        CA ECONOMIC RECOVERY
                                                  Series 2004 C-1,
                                                    SPA: Landesbank Baden-Wurttemberg

                                                      3.750% 07/01/23(a)                         12,710,000       12,709,999
                                                  Series 2004 C-14,
                                                    Insured: XLCA,
                                                      LOC: DEPFA Bank PLC

                                                      3.340% 07/01/23(a)                         35,400,000       35,400,000
                                                  Series 2004 C-18,
                                                    Insured: XLCA,
                                                      LOC: DEPFA Bank PLC

                                                      3.500% 07/01/23(a)                          5,550,000        5,550,000
                                                  Series 2004 C-21,
                                                    Insured: XLCA,
                                                      SPA: Dexia Credit Local

                                                      3.530% 07/01/23(a)                          4,000,000        4,000,000
                                                  Series 2004,
                                                    LIQ FAC: Citibank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

                                                      3.550% 07/01/23(a)                         18,745,000       18,745,000
                                                  Series 2004C-11,
                                                    LOC: BNP Paribas

                                                      3.450% 07/01/23(a)                         26,980,000       26,980,000

         CA EDUCATIONAL FACILITIES AUTHORITY
                                                  Life Chiropractic College,
                                                    Series 1999,
                                                      LOC: Bank of the West

                                                      3.520% 01/01/25(a)                          6,200,000        6,200,000
                                                  Pitzer College,
                                                    Series 2005 B,
                                                      LOC: Bank of New York

                                                      3.470% 04/01/45(a)                          5,500,000        5,500,000
                                                  Series 2000 A,
                                                    LIQ FAC: Societe Generale

                                                      3.550% 10/01/27(a)                         14,275,000       14,275,000

     CA FREMON CERTIFICATES OF PARTICIPATION
                                                  Capital Improvement Funding Project,
                                                    Series 2001,
                                                      LOC: Scotia Bank

                                                      3.500% 08/01/30(a)                         31,095,000       31,095,000

          CA FREMONT UNIFIED SCHOOL DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  Series 2005,
                                                    Insured: FSA,
                                                      LOC: Dexia Credit Local

                                                      3.510% 09/01/30(a)                         10,500,000       10,500,000

       CA FREMONT UNION HIGH SCHOOL DISTRICT
                                                  Series 2005,
                                                    Insured: FGIC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.530% 09/01/23(a)                          3,530,000        3,530,000

                CA FULLERTON SCHOOL DISTRICT
                                                  Series 2002,
                                                    Insured: FGIC

                                                      3.530% 08/01/21(a)                          5,800,000        5,800,000

    CA GOLETA WATER DISTRICT CERTIFICATES OF
                               PARTICIPATION
                                                  Series 2003,
                                                    Insured: MBIA

                                                      3.550% 12/01/22(a)                          1,740,000        1,740,000

     CA GROSSMONT-CUYAMACA COMMUNITY COLLEGE
                                    DISTRICT
                                                  Series 2005 949,
                                                    Insured: FGIC,
                                                      LIQ FAC: JPMorgan Chase Bank

                                                      3.540% 02/01/13(a)                          6,190,000        6,190,000

                                  CA HAYWARD
                                                  Multi-Family Housing:
                                                    Series 1998 A, AMT,
                                                      Insured: FNMA

                                                      3.540% 03/15/33(a)                          2,600,000        2,600,000
                                                    Series 2001 A,
                                                      LOC: U.S. Bank N.A.

                                                      3.800% 08/01/32(a)                          5,100,000        5,100,000


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

    CA HEALTH FACILITIES FINANCING AUTHORITY
                                     REVENUE
                                                  Catholic Healthcare West
                                                    Series 1988 B,
                                                      Insured: MBIA

                                                      3.370% 07/01/16(a)                         11,745,000       11,745,000

                   CA HOUSING FINANCE AGENCY
                                                  Series 2000, AMT,
                                                    LOC: State Street Bank & Trust Co.

                                                      3.590% 08/01/29(a)                          7,245,000        7,245,000
                                                  Series 2001 E, AMT,

                                                      3.530% 02/01/36(a)                          5,675,000        5,675,000
                                                  Series 2002 A,
                                                    SPA: FNMA

                                                      3.530% 02/01/37(a)                          1,300,000        1,300,000
                                                  Series 2002 B, AMT,
                                                    SPA: FNMA

                                                      3.530% 02/01/35(a)                         13,015,000       13,015,000
                                                  Series 2003 K, AMT,

                                                      3.600% 08/01/34(a)                          7,565,000        7,565,000
                                                  Series 2004 E-1,
                                                    LIQ FAC: JPMorgan Chase Bank

                                                      3.530% 02/01/23(a)                          5,000,000        5,000,000
                                                  Series 2004 E-2, AMT,

                                                      3.530% 02/01/35(a)                         58,740,000       58,740,000
                                                  Series 2005 116,
                                                    LIQ FAC: Landesbank Hessen-Thuringen

                                                      3.560% 11/01/07(a)                         24,995,000       24,995,000
                                                  Series 2005 B, AMT,
                                                    SPA: BNP Paribas

                                                      3.600% 02/01/35(a)                         77,800,000       77,800,000
                                                  Series 2005 F,
                                                    SPA: Lloyds TSB Bank PLC

                                                      3.530% 02/01/37(a)                         23,315,000       23,315,000
                                                  Series 2005, AMT,
                                                    GIC: AIG Matched Funding Corp.,
                                                      LIQ FAC: Landesbank Hessen-Thuringen

                                                      3.580% 11/01/07(a)                         16,665,000       16,665,000
                                                  Series 2005,
                                                    LIQ FAC: Lloyds TSB Bank PLC

                                                      3.580% 02/01/08(a)                         30,000,000       30,000,000

       CA INDIO MULTI-FAMILY HOUSING REVENUE
                                                  Series 1996 A,
                                                    Insured: FNMA

                                                      3.430% 08/01/26(a)                          5,650,000        5,650,000

    CA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                                BANK REVENUE
                                                  Industrial Development Revenue:
                                                    Kruger & Sons, Inc.,
                                                      Series 2002, AMT,
                                                        LOC: Bank of the West

                                                      3.550% 11/01/28(a)                          4,980,000        4,980,000
                                                    Series 2003, AMT,
                                                      LOC: Mellon Bank

                                                      3.600% 08/01/28(a)                          2,260,000        2,260,000
                                                  J Paul Getty Trust,
                                                    Series D,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

                                                      2.250% 04/01/33(a)                         14,000,000       14,000,000
                                                  Series 2001,
                                                    LOC: Bank of New York,
                                                      LOC: California State Teachers' Retirement System

                                                      3.554% 11/15/37(a)                         29,450,000       29,450,000
                                                  Series 2003 A:
                                                    Insured: AMBAC

                                                      3.550% 07/01/37(a)                         22,070,000       22,070,000
                                                    Insured: FGIC

                                                      3.550% 07/01/29(a)                          7,000,000        7,000,000
                                                    LOC: Wells Fargo Bank N.A.

                                                      3.490% 09/01/28(a)                          4,000,000        4,000,000
                                                  Series 2003 B, AMT,

                                                      2.250% 04/01/33(a)                         15,000,000       15,000,000

                CA KERN HIGH SCHOOL DISTRICT
                                                  Series 2005,
                                                    Insured: FSA,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.530% 08/01/25(a)                          8,420,000        8,420,000

       CA LAKE ESLINORE RECREATION AUTHORITY
                                                  Series 2000 A,
                                                    LOC: Union Bank of California,
                                                      LOC: California State Teachers' Retirement System

                                                      3.520% 02/01/32(a)                          6,790,000        6,790,000

        CA LASSEN MUNICIPAL UTILITY DISTRICT
                                     REVENUE
                                                  Series 1996 A,

                                                      3.560% 05/01/08(a)                          3,800,000        3,800,000

                CA LIVERMORE CERTIFICATES OF
                               PARTICIPATION
                                                  Insured: AMBAC,
                                                    LOC: Dexia Public Finance Bank

                                                      3.500% 10/01/30(a)                          2,085,000        2,085,000

             CA LODI ELECTRIC SYSTEM REVENUE
               CERTIFICATES OF PARTICIPATION
                                                  Series 2002 A,
                                                    Insured: MBIA,
                                                      SPA: BNP Paribas

                                                      3.430% 07/01/32(a)                         12,500,000       12,500,000

        CA LONG BEACH BOND FINANCE AUTHORITY
                                                  Series 1999,
                                                    LOC: Bank One N.A.

                                                      3.470% 09/01/09(a)                          3,060,000        3,060,000

                CA LONG BEACH HARBOR REVENUE
                                                  Series 2004 A, AMT,
                                                    Insured: FGIC

                                                      2.500% 05/15/06                             2,155,000        2,151,390
                                                  Series 2005 140, AMT,
                                                    Insured: FGIC,
                                                      LIQ FAC: BNP Paribas

                                                      3.560% 05/15/14(a)                          3,330,000        3,330,000
                                                  Series 2005 MT-175,
                                                    Insured: FGIC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.230% 05/15/15(a)(b)                       4,995,000        4,995,000

________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

      CA LOS ANGELES COMMUNITY REDEVELOPMENT
                                      AGENCY
                                                  Multi-Family Housing Revenue:
                                                    Second & Central Apartment Project,
                                                      Series 2003 A, AMT,
                                                        LOC: HSBC Bank USA

                                                      3.390% 12/01/38(a)                         17,965,000       17,965,000
                                                    Series 1985,
                                                      Insured: FNMA

                                                      3.410% 12/15/24(a)                         12,665,000       12,665,000
                                                    Grand Promenade Project,
                                                      Series 2002,

                                                      3.430% 04/01/32(a)                         11,800,000       11,800,000

          CA LOS ANGELES COUNTY METROPOLITAN
                    TRANSPORTATION AUTHORITY

                                                      3.150% 02/06/06                            11,649,000       11,649,000
                                                  Sales Tax Revenue:
                                                    Series 2002,
                                                      Insured: MBIA

                                                      3.530% 01/01/07(a)                         11,630,000       11,630,000
                                                    Series 2004 A,
                                                      Insured: MBIA

                                                      3.550% 07/01/34(a)                          9,700,000        9,700,000

       CA LOS ANGELES DEPARTMENT OF AIRPORTS
                                                  Series 2002 C-1,
                                                    LOC: Bayerische Landesbank,
                                                      LOC: JP Morgan Chase Bank,
                                                        LOC: Landesbank Baden-Wurttmberg

                                                      3.340% 05/15/20(a)                         18,700,000       18,700,000

        CA LOS ANGELES DEPARTMENT OF WATER &
                               POWER REVENUE
                                                  Series 2001,
                                                    Insured: MBIA

                                                      3.590% 01/01/09(a)                         12,995,000       12,995,000
                                                  Series 2002 A-1,
                                                    LOC: National Australia Bank

                                                      3.450% 07/01/35(a)                         10,000,000       10,000,000
                                                  Series 2002 A-2,
                                                    LOC: National Australia Bank

                                                      3.340% 07/01/35(a)                         25,700,000       25,700,000
                                                  Series 2002 A-4,

                                                      3.450% 07/01/35(a)                         18,400,000       18,400,000
                                                  Series 2002 A-5,
                                                    LOC: National Australia Bank

                                                      3.450% 07/01/35(a)                         10,775,000       10,775,000
                                                  Series 2002 A-6,

                                                      3.340% 07/01/35(a)                          9,000,000        9,000,000
                                                  Series 2002 A-7,
                                                    LOC: National Australia Bank

                                                      3.450% 07/01/35(a)                          5,000,000        5,000,000
                                                  Series 2002 A-8,

                                                      3.500% 07/01/35(a)                          5,100,000        5,100,000

         CA LOS ANGELES MULTI-FAMILY REVENUE
                                                  Series 1991 B,

________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                    Insured: FHLMC

                                                      3.450% 12/01/32(a)                          7,840,000        7,840,000

    CA LOS ANGELES WASTEWATER SYSTEM REVENUE
                                                  Series 2001 A,
                                                    Insured: FGIC

                                                      3.340% 12/01/31(a)                         20,000,000       20,000,000

    CA MADERA IRRIGATION FINANCING AUTHORITY
                                                  Series 2005 A,
                                                    Insured: XLCA,
                                                      LOC: Dexia Credit Local

                                                      3.750% 01/01/36(a)                          7,155,000        7,155,000

           CA METROPOLITAN WATER DISTRICT OF
                         SOUTHERN CALIFORNIA
                                                  Waterworks Revenue,
                                                    Series 2002 A,
                                                      SPA: Landesbank Baden-Wurttemberg

                                                      3.530% 07/01/25(a)                         60,285,000       60,285,000

              CA MODESTO IRRIGATION DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  Series 2003,
                                                    Insured: MBIA

                                                      3.530% 07/01/25(a)                         20,390,000       20,390,000

       CA MORGAN HILL UNITED SCHOOL DISTRICT
                                                  Series 2000 S,
                                                    Insured: FGIC

                                                      3.530% 08/01/25(a)                          4,290,000        4,290,000

             CA MULTI-FAMILY HOUSING REVENUE
                                                  Turnleaf Apartments,
                                                    Series 2003 A,

                                                      3.510% 06/01/36(a)                         15,290,000       15,290,000

     CA NEWPORT MESA UNIFIED SCHOOL DISTRICT
                                                  Series 2003,
                                                    Insured: FGIC

                                                      3.550% 08/01/20(a)                          5,900,000        5,900,000

             CA OAKLAND REDEVELOPMENT AGENCY
                                                  Series 2003,
                                                    Insured: FGIC

                                                      3.530% 03/01/11(a)                         11,750,000       11,750,000

          CA OAKLAND-ALAMEDA COUNTY COLISEUM
                     AUTHORITY LEASE REVENUE
                                                  Series 2000 C-1,
                                                    LOC: Bank of New York,
                                                      LOC: California State Teachers' Retirement System

                                                      3.520% 02/01/25(a)                          7,800,000        7,800,000

                                  CA OAKLAND
                                                  Series 2002 756,
                                                    Insured: FGIC,
                                                      LOC: Morgan Stanley Dean Witter

                                                      3.530% 01/15/32(a)                          8,248,500        8,248,500

      CA ORANGE COUNTY APARTMENT DEVELOPMENT
                                     REVENUE
                                                  Series 1985 Z,

________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                    LOC: FHLMC

                                                      3.430% 11/01/07(a)                          5,200,000        5,200,000
                                                  Series 1998 H,
                                                    Insured: FNMA

                                                      3.490% 11/15/28(a)                         10,700,000       10,700,000
                                                  Series 1999 D,
                                                    LOC: FHLMC

                                                      3.490% 12/01/29(a)                          4,500,000        4,500,000
                                                  The Lake Joint Venture,
                                                    Series 1991 A,
                                                      LOC: FHLMC

                                                      3.490% 12/01/06(a)                          5,400,000        5,400,000

          CA ORANGE COUNTY HOUSING AUTHORITY
                                                  Apartment Development Revenue,
                                                    Oasis Martinique Project,
                                                      Series 1998 I,

                                                      3.440% 06/15/28(a)                         19,700,000       19,700,000

       CA ORANGE COUNTY IMPROVEMENT BOND ACT
                                        1915
                                                  Series 1988,
                                                    LOC: KBC Bank N.V.

                                                      3.700% 09/02/18(a)                          4,115,000        4,115,000

          CA ORANGE COUNTY SPECIAL FINANCING
                                   AUTHORITY
                                                  Teeter Plan Revenue:
                                                    Series 1995 B,
                                                      Insured: AMBAC

                                                      3.530% 11/01/14(a)                         14,900,000       14,900,000
                                                    Series 1995 C,
                                                      Insured: AMBAC

                                                      3.530% 11/01/14(a)                         23,775,000       23,775,000
                                                    Series 1995 D,
                                                      Insured: AMBAC

                                                      3.530% 11/01/14(a)                         17,170,000       17,170,000
                                                    Series 1995 E,
                                                      Insured: AMBAC

                                                      3.530% 11/01/14(a)                         10,625,000       10,625,000

     CA ORANGE COUNTY WATER DISTRICT REVENUE
               CERTIFICATES OF PARTICIPATION
                                                  Series 2003,
                                                    Insured: MBIA

                                                      3.530% 02/15/11(a)                          4,575,000        4,575,000

               CA OXNARD FINANCING AUTHORITY
                                                  Series 2003 B,
                                                    Insured: AMBAC,
                                                      SPA: Wachovia Bank N.A.

                                                      3.480% 06/01/33(a)                          7,200,000        7,200,000
                                                  Series B,
                                                    Insured: AMBAC

                                                      3.480% 06/01/34(a)                          2,900,000        2,900,000

    CA PAJARO VALLEY UNIFIED SCHOOL DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  School Facilities Bridge Funding Project,
                                                    Series 2000,
                                                      Insured: FSA

                                                      3.340% 09/01/23(a)                            115,000          115,000


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

   CA PASADENA CERTIFICATES OF PARTICIPATION
                                                  City Hall & Park Improvement Projects,
                                                    Insured: AMBAC,
                                                      LOC: State Street Bank & Trust Co.

                                                      3.470% 02/01/33(a)                          8,500,000        8,500,000

                   CA PASADENA WATER REVENUE
                                                  Series 2003,
                                                    Insured: FGIC

                                                      3.530% 06/01/27(a)                          5,285,000        5,285,000

       CA PERALTA COMMUNITY COLLEGE DISTRICT
                                                  Series 2004,
                                                    Insured: MBIA

                                                      3.530% 08/01/08(a)                          5,875,000        5,875,000

       CA PITTSBURG REDEVELOPMENT AGENCY TAX
                                  ALLOCATION
                                                  Series 2004 A,
                                                    Insured: AMBAC,
                                                      LOC: State Street Bank & Trust Co.

                                                      3.750% 09/01/35(a)                         45,365,000       45,365,000

          CA PLEASANTON MULTI-FAMILY HOUSING
                                     REVENUE
                                                  Greenbriar Bernal Apartments LP,
                                                    Series 2001 A,
                                                      Insured: FNMA

                                                      3.550% 09/15/34(a)                          2,900,000        2,900,000

    CA POLLUTION CONTROL FINANCING AUTHORITY
                                                  Amador Valley Industries LLC,
                                                    Series 2005 A,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.550% 06/01/15(a)                          5,950,000        5,950,000
                                                  Blue Line Transfer, Inc.,
                                                    Series 2002 A, AMT,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.550% 08/01/14(a)                          1,995,000        1,995,000
                                                  Sierra Pacific Industries, Inc.,
                                                    Series 1993,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.510% 02/01/13(a)                         13,400,000       13,400,000
                                                  Solid Waste Disposal:
                                                    Series 1997 A, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.540% 09/01/19(a)                         20,000,000       20,000,000
                                                    Series1998 A, AMT,
                                                      LOC: Comerica Bank

                                                      3.600% 03/01/18(a)                          1,100,000        1,100,000

     CA POMONA CERTIFICATES OF PARTICIPATION
                                                  Serise 2004,
                                                      LOC: HSH Nordbank Agency

                                                      3.450% 01/01/34(a)                         25,045,000       25,045,000

               CA POWAY REDEVELOPMENT AGENCY
                                                  Tax Allocation,
                                                    Series 2003 R,
                                                      Insured: MBIA

                                                      3.550% 06/15/20(a)                          4,270,000        4,270,000

            CA POWAY UNIFIED SCHOOL DISTRICT
                                                  Series 2004,
                                                    Insured: MBIA


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

                                                      3.530% 08/01/08(a)                          7,465,000        7,465,000

             CA RESCUE UNION SCHOOL DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  Series 2001,
                                                    Insured: FSA,
                                                      LIQ FAC: First Union National Bank

                                                      3.500% 10/01/25(a)                         14,145,000       14,145,000

     CA RIVERSIDE COMMUNITY COLLEGE DISTRICT
                                                  Series 2005 913,
                                                    Insured: FSA,
                                                      LOC: JPMorgan Chase Bank

                                                      3.540% 02/01/13(a)                          2,490,000        2,490,000

       CA RIVERSIDE COUNTY HOUSING AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Series 1998 A, AMT,
                                                      Insured: FHLMC

                                                      3.610% 01/15/29(a)                         12,600,000       12,600,000

               CA RIVERSIDE ELECTRIC REVENUE
                                                  Series 1998,
                                                    Insured: AMBAC

                                                      3.590% 10/01/11(a)                          1,600,000        1,600,000

          CA ROWLAND UNIFIED SCHOOL DISTRICT
                                                  Series 2003,
                                                    Insured: FSA

                                                      3.550% 08/01/22(a)                          5,950,000        5,950,000

        CA SACRAMENTO COUNTY CERTIFICATES OF
                               PARTICIPATION
                                                  Series 1990,
                                                    LOC: Bayerische Landesbank

                                                      3.500% 06/01/20(a)                         10,115,000       10,115,000

      CA SACRAMENTO COUNTY HOUSING AUTHORITY
                                                  Wasatch Pool Holdings LLC:
                                                    Series 2001 E,
                                                      Insured: FNMA

                                                      3.430% 02/15/31(a)                         12,000,000       12,000,000
                                                    Series 2001 F,
                                                      Insured: FNMA

                                                      3.540% 02/15/31(a)                          3,750,000        3,750,000

           CA SACRAMENTO COUNTY MULTI-FAMILY
                             HOUSING REVENUE
                                                  Woodbridge-301 LLC,
                                                    Series 2004 B,
                                                      Insured: FNMA

                                                      3.430% 06/15/34(a)                         10,200,000       10,200,000

    CA SAN BERNARDINO COUNTY CERTIFICATES OF
                               PARTICIPATION
                                                  County Center Refinancing Project,
                                                    Series 1996,

                                                      3.450% 07/01/15(a)                          2,900,000        2,900,000

            CA SAN BERNARDINO COUNTY HOUSING
                                   AUTHORITY
                                                  Multi-Family Housing Revenue:
                                                    Series 1985,
                                                      Inusred: FNMA

                                                      3.520% 05/15/30(a)                          3,500,000        3,500,000


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                    Arrowview Park Apartments Project,
                                                      Series 1992 A,
                                                        LOC: Redlands Federal Bank

                                                      3.430% 09/01/22(a)                          2,930,000        2,930,000
                                                    Indian Knoll Apartments Project,
                                                      Series 1985 A,
                                                        Insured: FNMA

                                                      3.500% 05/15/31(a)                          3,580,000        3,580,000

                CA SAN DIEGO COUNTY REGIONAL
                              TRANSPORTATION

                                                      3.150% 02/06/06                            56,159,000       56,159,000

              CA SAN DIEGO HOUSING AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Series 2004 C,
                                                      Insured: FNMA

                                                      3.490% 01/15/35(a)                         11,915,000       11,915,000

              CA SAN FRANCISCO CITY & COUNTY
                        REDEVELOPMENT AGENCY
                                                  Multi-Family Housing Revenue:
                                                    8th & Howard Family Apartments,
                                                      Series 2000 B, AMT,
                                                        LOC: Citibank N.A.

                                                      3.530% 12/01/34(a)                          7,905,000        7,905,000
                                                    Fillmore Center Project:
                                                      Series 1992  B-1,
                                                        LOC: Credit Suisse First Boston Bank

                                                      3.500% 12/01/17(a)                         35,125,000       35,125,000
                                                      Series 1992 A,
                                                        LOC: Credit Suisse First Boston Bank

                                                      3.500% 12/01/17(a)                         18,500,000       18,500,000
                                                      Series 1992, AMT,
                                                        LOC: Credit Suisse First Boston Bank

                                                      3.510% 12/01/17(a)                          3,000,000        3,000,000
                                                    South Harbor Project,
                                                      Series 1986,
                                                        LOC: Credit Local de France

                                                      3.550% 12/01/16(a)                          7,200,000        7,200,000

        CA SAN JOAQUIN COUNTY TRANSPORTATION
                                   AUTHORITY

                                                      3.180% 01/04/06                            37,300,000       37,300,000

             CA SAN JOSE FINANCING AUTHORITY
                                                  Lease Revenue,
                                                    Series 2003,
                                                      Insured: AMBAC

                                                      3.530% 06/01/10(a)                          6,485,000        6,485,000

    CA SAN JOSE MULTI-FAMILY HOUSING REVENUE
                                                  Fairfield Trestles LP,
                                                    Series 2004 A,
                                                      LOC: FHLMC

                                                      3.540% 03/01/37(a)                          3,650,000        3,650,000
                                                  Pollard Plaza Apartments Project,
                                                    Series 2002 D,

                                                      3.390% 08/01/35(a)                         11,500,000       11,500,000

________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                  Sunset Square LP,
                                                    Series 2002 E,
                                                      LOC: Citibank N.A.

                                                      3.580% 06/01/34(a)                          6,494,000        6,494,000

            CA SAN JOSE REDEVELOPMENT AGENCY
                                                  Series 2005,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.530% 08/01/26(a)                          7,530,000        7,530,000

         CA SAN JOSE UNIFIED SCHOOL DISTRICT
                                                  Series 2005,
                                                    Insured: FGIC,
                                                      LIQ FAC: Citibank N.A.

                                                      3.550% 08/01/29(a)                         14,800,000       14,800,000

          CA SAN RAMON VALLEY UNIFIED SCHOOL
                                    DISTRICT
                                                  Series 2004,

                                                      3.530% 08/01/23(a)                          5,170,000        5,170,000

        CA SANTA ANA HEALTH FACILITY REVENUE
                                                  Town & Country Manor Christian & Missionary Alliance,
                                                    Series 1990,
                                                      LOC: BNP Paribas

                                                      3.700% 10/01/20(a)                          5,400,000        5,400,000

          CA SANTA ROSA HIGH SCHOOL DISTRICT
                                                  Series 2004,
                                                    Insured: MBIA

                                                      3.530% 08/01/11(a)                          4,350,000        4,350,000

             CA SANTA ROSA HOUSING AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Apple Creek Apartments,
                                                      Series 1995 E,
                                                        LOC: FHLMC

                                                      3.550% 03/01/12(a)                         17,040,000       17,040,000

            CA SANTA ROSA WASTEWATER REVENUE
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.610% 09/01/31(a)                          3,470,000        3,470,000

    CA SCHOOL CASH RESERVE PROGRAM AUTHORITY
                                                  Series 2005 A,

                                                      4.000% 07/06/06                            54,520,000       54,719,928

        CA SIMI VALLEY COMMUNITY DEVELOPMENT
                                      AGENCY
                                                  Multi-Family Housing Revenue,
                                                    Series 1985 A,

                                                      3.450% 05/01/10(a)                         15,500,000       15,500,000

    CA SONOMA COUNTY JUNIOR COLLEGE DISTRICT
                                                  Series 2005 PT-3231,
                                                    Insured: FSA,
                                                      LIQ FAC: DEPFA Bank PLC

                                                      3.530% 08/01/29(a)                         10,260,000       10,260,000

       CA SOUTHERN CALIFORNIA HOME FINANCING
                                   AUTHORITY


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                  Single Family Revenue,
                                                    Series 2004 B,

                                                      3.530% 02/01/35(a)                         15,960,000       15,960,000

         CA SOUTHERN CALIFORNIA PUBLIC POWER
                                   AUTHORITY
                                                  Power Project Revenue,
                                                    Series 2003,
                                                      Insured: AMBAC

                                                      3.530% 07/01/11(a)                          4,930,000        4,930,000

        CA SOUTHERN HOME FINANCING AUTHORITY
                                                  Series 2004 B, AMT,

                                                      3.530% 02/01/34(a)                         28,800,000       28,800,000

     CA STANISLAUS WASTE-TO-ENERGY FINANCING
                                      AGENCY
                                                  Covanta Energy Corp.
                                                    Series 2000,
                                                      Insured: MBIA,
                                                        LOC: Morgan Guaranty Trust of NY

                                                      3.500% 01/01/10(a)                          7,420,000        7,420,000

                                    CA STATE

                                                      3.120% 03/08/06                             7,284,000        7,284,000

                                                      3.200% 02/01/06                               312,000          312,000

        CA STATEWIDE COMMUNITIES DEVELOPMENT
                                   AUTHORITY

                                                      3.200% 02/01/06                               312,000          312,000
                                                  Fairfax Senior Citizens Housing Project,
                                                    Series 2000 A,

                                                      3.510% 09/15/30(a)                          5,935,000        5,935,000
                                                  Hanna Boys Center Project,
                                                    Series 2002,
                                                      LOC: Northern Trust Co.

                                                      3.550% 12/31/32(a)                          5,000,000        5,000,000
                                                  Industrial Development Revenue,
                                                    Series 2002 A, AMT,
                                                      LOC: Bank of the West

                                                      3.550% 12/01/17(a)                          3,600,000        3,600,000
                                                  Multi-Family Revenue:
                                                    Bay Vista at Meadow Park LP,
                                                      Series 2003 1, AMT,
                                                        LOC: Wells Fargo Bank N.A.

                                                      3.580% 12/15/37(a)                          7,500,000        7,500,000
                                                    Canion County Apartments,
                                                      Series 2002 M,

                                                      3.550% 12/01/34(a)                         10,900,000       10,900,000
                                                    Chateau Pleasant Hill Associates LLC,
                                                      Series 2005 C,
                                                        Insured: FNMA

                                                      3.430% 07/15/35(a)                          7,500,000        7,500,000
                                                    Cienega Preservation LP,
                                                      Series 2002 V,
                                                        LOC: Washington Mutual Bank

                                                      3.650% 10/01/33(a)                         11,760,000       11,760,000
                                                    Community Housing Solutions,
                                                      Series 2004 A,
                                                        LOC: Citibank N.A.

                                                      3.430% 09/01/36(a)                          9,000,000        9,000,000


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                    Greentree Senior Apartments,
                                                      Series 2000 P, AMT,
                                                        LIQ FAC: FNMA

                                                      3.540% 11/15/30(a)                          7,350,000        7,350,000
                                                    Maple Square Apartments Project,
                                                      Series 2004, AMT,

                                                      3.580% 08/01/39(a)                          6,000,000        6,000,000
                                                    UHC Madera LP,
                                                      Series 2005 B, AMT,
                                                        LOC: Citibank N.A.

                                                      3.580% 01/01/38(a)                          5,750,000        5,750,000
                                                  Plan Nine Partners LLC,
                                                    Series 2005 A,
                                                      LOC: Union Bank of California N.A.

                                                      3.500% 02/01/35(a)                         13,415,000       13,415,000
                                                  Series 2005 A-4,

                                                      4.000% 06/30/06                            15,200,000       15,253,865
                                                  Series 2005,
                                                    LOC: BNP Paribas

                                                      3.470% 10/01/45(a)                         20,000,000       20,000,000
                                                  Solid Waste Revenue,
                                                    Chevron Corp.
                                                      Series 1994,
                                                        QTY AGMT: Chevron Corp.

                                                      3.560% 12/15/24(a)                          8,300,000        8,300,000

                                    CA STATE
                                                  Series 2003 B-3,
                                                    LOC: BNP Paribas & Bank of New York,
                                                      LOC: California State Teachers' Retirement System

                                                      3.520% 05/01/33(a)                          1,000,000        1,000,000
                                                  Series 2005 A:
                                                    LOC: Calyon Bank

                                                      3.070% 05/01/40(a)                         78,000,000       78,000,000
                                                    LOC: Fortis Bank S.A./N.A.

                                                      3.070% 05/01/40(a)                         87,500,000       87,500,000
                                                  Series 2005 B,
                                                    LOC: Societe Generale

                                                      3.080% 05/01/40(a)                         50,000,000       50,000,000
                                                  Series 2005 MT-162,
                                                    Insured: FSA,
                                                      LOC: DEPFA Bank PLC

                                                      3.150% 08/01/17(a)(b)                      13,510,000       13,510,000
                                                  Series 2005 MT-171,
                                                    Insured: FSA,
                                                      LOC: DEPFA Bank PLC

                                                      3.230% 08/01/16(a)(b)                       9,895,000        9,895,000
                                                  Series 2005:
                                                    Insured MBIA-IBC,
                                                      LIQ FAC: Dexia Credit Local

                                                      3.530% 02/01/25(a)                         10,665,000       10,665,000
                                                    Insured: MBIA,
                                                      LIQ FAC: Societe Generale

                                                      3.550% 03/01/35(a)                         15,000,000       15,000,000

                CA TRANSIT FINANCE AUTHORITY
                                                  Series 1997,
                                                    Insured: FSA,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)       VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)
                                                      LOC: Credit Suisse First Boston

                                                      3.500% 10/01/27(a)                          9,395,000        9,395,000

             CA UNIFIED HIGH SCHOOL DISTRICT
               CERTIFICATES OF PARTICIPATION
                                                  Series 2001,

                                                      3.340% 06/01/13(a)                          8,215,000        8,215,000

                 CA UNIVERSITY OF CALIFORNIA
                                                  Series 2003,
                                                    Insured: FSA

                                                      3.530% 09/01/09(a)                          7,615,000        7,615,000
                                                  Series 2005,
                                                    Insured: FSA,
                                                      LIQ FAC: Lehman Liquidity Co.

                                                      3.550% 05/15/38(a)                          6,480,000        6,480,000
                                                  Series SGB-57-A,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Societe Generale

                                                      3.550% 05/15/33(a)                         12,815,000       12,815,000

    CA VALLEJO CERTIFICATES OF PARTICIPATION
                                                  Capital Improvement Project,
                                                    Series 2003,
                                                      LOC: Union Bank of California,
                                                        LOC: California State Teachers Retirement,

                                                      3.580% 12/01/23(a)                          7,490,000        7,490,000

           CA WALNUT ENERGY CENTER AUTHORITY

                                                      3.250% 01/12/06                             7,750,000        7,750,000

         CA WEST CONTRA COSTA UNIFIED SCHOOL
                                    DISTRICT
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.530% 08/01/24(a)                          5,960,000        5,960,000

                      EAGLE TAX-EXEMPT TRUST
                                                  Series 1998,
                                                    Insured: FGIC,
                                                      LIQ FAC: Citibank N.A.

                                                      3.580% 05/15/15(a)                         13,000,000       13,000,000


                                                                                          CALIFORNIA  TOTAL    2,805,841,682

PUERTO RICO - 8.8%

                      EAGLE TAX-EXEMPT TRUST
                                                  Series 2000,
                                                    LIQ FAC: Citibank N.A.

                                                      3.540% 10/01/34(a)                          9,000,000        9,000,000
                                                  Series 2001,
                                                    LIQ FAC: Citibank N.A.

                                                      3.540% 10/01/34(a)                          9,725,000        9,725,000

     PR COMMONWEALTH OF PUERTO RICO ELECTRIC
                             POWER AUTHORITY
                                                  Series 2000,
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.500% 07/01/20(a)                          2,600,000        2,599,897
                                                  Series 2005-681,
                                                    Insured: FGIC,
                                                      LIQ FAC: JPMorgan Chase Bank

                                                      3.540% 07/01/12(a)                          1,745,000        1,745,000


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

PUERTO RICO - (CONTINUED)

    PR COMMONWEALTH OF PUERTO RICO HIGHWAY &
                    TRANSPORTATION AUTHORITY
                                                  Series 1999,
                                                    Insured: AMBAC

                                                      3.500% 01/01/19(a)                         17,005,000       17,005,000
                                                  Series 2003,
                                                    Insured: FGIC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.500% 01/01/11(a)                         19,595,000       19,595,000
                                                  Series 2004,
                                                    Insured: MBIA

                                                      3.500% 07/01/18(a)                         11,740,000       11,738,872
                                                  Series 2005 MT-174,
                                                    Insured: CIFG,
                                                        LOC: Merrill Lynch Capital Services

                                                      3.230% 07/01/19(a)(b)                       4,945,000        4,945,000
                                                  Series 2005,
                                                    Insured: MBIA,
                                                      LIQ FAC: Lehman Liquidity Co.

                                                      3.550% 07/01/35(a)                          9,460,000        9,460,000

              PR COMMONWEALTH OF PUERTO RICO
          INFRASTRUCTURE FINANCING AUTHORITY
                                                  Series 2005 MT-173,
                                                    Insured: AMBAC,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.230% 07/01/26(b)                          3,065,000        3,065,000
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Landesbank Hessen-Thuringen

                                                      3.520% 07/01/23(a)                          5,500,000        5,500,000
                                                  Series 2005 MT-172,
                                                    Insured: FGIC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.230% 07/01/26(a)(b)                       2,485,000        2,485,000

       PR COMMONWEALTH OF PUERTO RICO PUBLIC
                         BUILDINGS AUTHORITY
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.500% 01/01/13(a)                         14,140,000       14,140,000

       PR COMMONWEALTH OF PUERTO RICO PUBLIC
                             FINANCING CORP.
                                                  Series 2004,

                                                      3.540% 08/01/30(a)                          5,045,000        5,045,000

              PR COMMONWEALTH OF PUERTO RICO
                                                  Series 2001,
                                                    Insured: FSA,
                                                      LIQ FAC: Bank of New York

                                                      3.530% 07/01/27(a)                         14,160,000       14,160,000
                                                  Series 2005 PT-3271,
                                                    Insured: XLCA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.500% 07/01/17(a)                          4,560,000        4,560,000
                                                  Series 2005,

                                                      4.500% 07/28/06                            85,325,000       85,933,129

                             TICS/TOCS TRUST
                                                  Series 2001-2,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia California Tax-Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

PUERTO RICO - (CONTINUED)
                                                    Insured: FSA,
                                                      LIQ FAC: Bank of New York

                                                      3.540% 07/01/19(a)                         17,545,000       17,545,000
                                                  Series 2002,
                                                    Insured: MBIA,
                                                      LIQ FAC: Bank of New York

                                                      3.550% 04/01/44(a)                         36,160,000       36,160,000

                                                                                          PUERTO RICO TOTAL      274,406,898

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $3,080,248,580)                               3,080,248,580

                                                        TOTAL INVESTMENTS - 98.9%
                                                        (COST OF $3,080,248,580)(C)                            3,080,248,580

                                                        OTHER ASSETS & LIABILITIES, NET - 1.1%                    34,394,696

                                                        NET ASSETS - 100.0%                                    3,114,643,276

                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *      Security Valuation:

                                                               Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and
                                                               thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the
                                                               instrument is not significant. Restricted securities and
                                                               certain other assets may be valued under procedures adopted by the Board of Trustees.

                                                        (a)    The interest rate shown on floating rate or variable rate
                                                               securities reflects the rate at December 31, 2005.

                                                        (b)    Illiquid security.

                                                        (c)    Cost for federal income tax purposes is $3,080,248,580.

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        CIFG          CIFG Assurance North America, Inc.
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FHLMC         Federal Home Loan Mortgage Corp.
                                                        FNMA          Federal National Mortgage Association
                                                        FSA           Financial Security Assurance, Inc.
                                                        IBC           Insured Bond Certificate
                                                        LIQ FAC       Liquidity Facility
                                                        LOC           Letter of Credit
                                                        MBIA          MBIA Insurance Corp.
                                                        SPA           Stand-by Purchase Agreement
                                                        XLCA          XL Capital Assurance, Inc.


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)*

CORPORATE FIXED-INCOME BONDS & NOTES - 78.9%

BASIC MATERIALS - 4.0%

      CHEMICALS - 1.3%

                      DOW CHEMICAL CO.
                                        6.125% 02/01/11                                            248,000          259,671

                                        7.375% 11/01/29                                            208,000          250,338

                  EASTMAN CHEMICAL CO.
                                        6.300% 11/15/18                                            169,000          172,071

                         PRAXAIR, INC.
                                        4.750% 07/15/07                                            111,000          110,912

                                                                                           Chemicals Total          792,992

      FOREST PRODUCTS & PAPER - 1.8%

          CHAMPION INTERNATIONAL CORP.
                                        7.350% 11/01/25                                            116,000          123,285

               INTERNATIONAL PAPER CO.
                                        5.850% 10/30/12                                            402,000          408,436

                    MEADWESTVACO CORP.
                                        6.850% 04/01/12                                            368,000          391,044

                        WESTVACO CORP.
                                        8.200% 01/15/30                                            145,000          168,696

                                                                             Forest Products & Paper Total        1,091,461

      METALS & MINING - 0.9%

                           ALCAN, INC.
                                        6.450% 03/15/11                                            288,000          304,998

                           ALCOA, INC.
                                        7.375% 08/01/10                                            223,000          244,680

                                                                                     Metals & Mining Total          549,678

                                                                                     BASIC MATERIALS TOTAL        2,434,131

COMMUNICATIONS - 13.1%

      MEDIA - 2.5%

      COMCAST CABLE COMMUNICATIONS, INC.

                                        7.125% 06/15/13                                            172,000          187,095

           NEWS AMERICA HOLDINGS, INC.

                                        6.550% 03/15/33                                             22,000           22,568

                                        8.150% 10/17/36                                            209,000          252,081

                                        9.250% 02/01/13                                            125,000          152,207

                    ROGERS CABLE, INC.

                                        6.250% 06/15/13                                             11,000           10,780

              TCI COMMUNICATIONS, INC.

                                        9.875% 06/15/22                                            192,000          258,315

                     TIME WARNER, INC.

                                        7.625% 04/15/31                                            100,000          110,936


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

      MEDIA - (CONTINUED)

                                        9.125% 01/15/13                                            440,000          516,155

                                                                                               Media Total        1,510,137

      TELECOMMUNICATION SERVICES - 10.6%

                       BELLSOUTH CORP.

                                        6.000% 10/15/11                                             83,000           86,298

      BELLSOUTH TELECOMMUNICATIONS, INC.

                                        6.375% 06/01/28                                            140,000          145,732

        BRITISH TELECOMMUNICATIONS PLC

                                        8.375% 12/15/10                                            112,000          127,689

                                        8.875% 12/15/30                                             43,000           57,786

DEUTSCHE TELEKOM INTERNATIONAL FINANCE
                                    BV

                                        5.250% 07/22/13                                            490,000          486,585

                                        8.000% 06/15/10                                            840,000          937,146

                     FRANCE TELECOM SA

                                        7.750% 03/01/11                                            370,000          414,629

                                        8.500% 03/01/31                                            263,000          354,611

              SBC COMMUNICATIONS, INC.

                                        4.125% 09/15/09                                            400,000          386,204

                                        5.875% 02/01/12                                            500,000          514,920

                  SPRINT CAPITAL CORP.

                                        6.125% 11/15/08                                             43,000           44,205

                                        8.375% 03/15/12                                            560,000          650,076

                                        8.750% 03/15/32                                            310,000          409,777

             TELECOM ITALIA CAPITAL SA

                                        5.250% 10/01/15                                            450,000          436,513

                TELEFONOS DE MEXICO SA

                                        4.500% 11/19/08                                             80,000           78,600

                           TELUS CORP.

                                        7.500% 06/01/07                                            452,000          467,359

          VERIZON GLOBAL FUNDING CORP.

                                        7.750% 12/01/30                                            221,000          262,926

            VERIZON PENNSYLVANIA, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

      TELECOMMUNICATION SERVICES - (CONTINUED)

                                        5.650% 11/15/11                                            644,000          642,036

                                                                          Telecommunication Services Total        6,503,092

                                                                                      COMMUNICATIONS TOTAL        8,013,229

CONSUMER CYCLICAL - 3.2%

      AIRLINES - 0.4%

            CONTINENTAL AIRLINES, INC.

                                        7.461% 04/01/15                                            278,868          260,044

                                                                                            Airlines Total          260,044

      AUTO MANUFACTURERS - 1.3%

    DAIMLERCHRYSLER N.A. HOLDING CORP.

                                        4.050% 06/04/08                                            839,000          816,649

                                                                                  Auto Manufacturers Total          816,649

      LODGING - 0.5%

          HARRAH'S OPERATING CO., INC.

                                        5.625% 06/01/15                                            300,000          292,818

                                                                                             Lodging Total          292,818

      RETAIL - 1.0%

                             CVS CORP.

                                        5.298% 01/11/27(b)                                         153,459          152,227

                          KOHL'S CORP.

                                        6.700% 02/01/06                                            170,000          170,238

                          TARGET CORP.

                                        5.400% 10/01/08                                            169,000          171,615

                 WAL-MART STORES, INC.

                                        7.550% 02/15/30                                            100,000          127,528

                                                                                              Retail Total          621,608

                                                                                   CONSUMER CYCLICAL TOTAL        1,991,119

CONSUMER NON-CYCLICAL - 5.3%

      BEVERAGES - 0.8%

        ANHEUSER-BUSCH COMPANIES, INC.

                                        5.950% 01/15/33                                            245,000          261,542

           COCA-COLA ENTERPRISES, INC.

                                        7.000% 10/01/26                                            180,000          209,234

                                                                                           Beverages Total          470,776

      COMMERCIAL SERVICES - 0.8%

                  ERAC USA FINANCE CO.


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

      COMMERCIAL SERVICES - (CONTINUED)

                                        6.750% 05/15/07(a)                                         500,000          512,545

                                                                                 Commercial Services Total          512,545

      COSMETICS / PERSONAL CARE - 0.2%

                  PROCTER & GAMBLE CO.
                                        4.750% 06/15/07                                            136,000          136,046

                                                                           Cosmetics / Personal Care Total          136,046

      FOOD - 1.8%

                 CADBURY-SCHWEPPES PLC
                                        5.125% 10/01/13(a)                                         449,000          444,223

                      FRED MEYER, INC.
                                        7.450% 03/01/08                                            384,000          399,510

                            KROGER CO.

                                        6.750% 04/15/12                                             12,000           12,621

                                        6.800% 04/01/11                                            202,000          211,742

                                                                                                Food Total        1,068,096

      HEALTHCARE SERVICES - 0.9%

                       WELLPOINT, INC.
                                        6.375% 06/15/06                                            377,000          379,628

                                        6.375% 01/15/12                                            185,000          196,905

                                                                                 Healthcare Services Total          576,533

      PHARMACEUTICALS - 0.8%

                                 WYETH
                                        5.500% 02/01/14                                            450,000          456,327

                                                                                     Pharmaceuticals Total          456,327

                                                                               CONSUMER NON-CYCLICAL TOTAL        3,220,323

DIVERSIFIED - 0.9%

      HOLDING COMPANIES - DIVERSIFIED - 0.9%

  HUTCHISON WHAMPOA INTERNATIONAL LTD.
                                        6.250% 01/24/14(a)                                         500,000          523,350

                                                                     Holding Companies - Diversified Total          523,350

                                                                                         DIVERSIFIED TOTAL          523,350

ENERGY - 7.5%

      OIL & GAS - 5.8%

                    AMERADA HESS CORP.
                                        7.300% 08/15/31                                            325,000          376,181

                    CONOCO FUNDING CO.


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

         OIL & GAS - (CONTINUED)

                                        6.350% 10/15/11                                            271,000          289,095

                 DEVON FINANCING CORP.
                                        7.875% 09/30/31                                            225,000          286,673

              GAZPROM INTERNATIONAL SA
                                        7.201% 02/01/20(a)                                         275,000          293,563

                           NEXEN, INC.
                                        5.875% 03/10/35                                            100,000           99,387

                                        7.875% 03/15/32                                             90,000          112,294

    PEMEX PROJECT FUNDING MASTER TRUST
                                        7.875% 02/01/09                                             25,000           26,725

                                        8.625% 02/01/22                                            392,000          479,220

 RAS LAFFAN LIQUEFIED NATURAL GAS CO.,
                              LTD. III
                                        5.838% 09/30/27(a)                                         350,000          349,898

                             USX CORP.
                                        6.650% 02/01/06                                            351,000          351,463

                   VALERO ENERGY CORP.
                                        6.875% 04/15/12                                            243,000          264,904

                                        7.500% 04/15/32                                             13,000           15,722

                      XTO ENERGY, INC.
                                        7.500% 04/15/12                                            545,000          611,871

                                                                                           Oil & Gas Total        3,556,996

      PIPELINES - 1.7%

    CENTERPOINT ENERGY RESOURCES CORP.
                                        7.875% 04/01/13                                            188,000          215,636

                     DUKE CAPITAL LLC.
                                        4.370% 03/01/09                                            418,000          408,975

                    TEPPCO PARTNERS LP
                                        7.625% 02/15/12                                            346,000          383,825

                                                                                           Pipelines Total        1,008,436

                                                                                              ENERGY TOTAL        4,565,432

FINANCIALS - 32.8%

      BANKS - 6.2%

                        BANK ONE CORP.
                                        6.000% 08/01/08                                            987,000        1,013,915

                     BARCLAYS BANK PLC
                                        7.400% 12/15/09                                              6,000            6,517

                  BB&T CAPITAL TRUST I
                                        5.850% 08/18/35                                            150,000          150,650

            CHINATRUST COMMERCIAL BANK
                                        5.625% 12/29/49(a)(b)                                      105,000          101,920


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      BANKS - (CONTINUED)

             FIRST UNION NATIONAL BANK
                                        5.800% 12/01/08                                            482,000          494,281

                     HSBC HOLDINGS PLC
                                        7.350% 11/27/32                                            123,000          149,596

                  MELLON FUNDING CORP.
                                        4.875% 06/15/07                                            186,000          186,229

                    NATIONAL CITY BANK
                                        4.625% 05/01/13                                            445,000          432,108

           POPULAR NORTH AMERICA, INC.
                                        4.250% 04/01/08                                             20,000           19,624

                                        6.125% 10/15/06                                            312,000          314,175

               REGIONS FINANCIAL CORP.
                                        7.750% 09/15/24                                             87,000          110,046

        SCOTLAND INTERNATIONAL FINANCE
                                        4.250% 05/23/13(a)                                         322,000          306,975

                 SOUTHTRUST BANK, INC.
                                        4.750% 03/01/13                                             75,000           74,399

                            US BANCORP
                                        4.500% 07/29/10                                            450,000          442,332

                                                                                               Banks Total        3,802,767

      DIVERSIFIED FINANCIAL SERVICES - 20.5%

                  AMERICAN EXPRESS CO.
                                        3.750% 11/20/07                                            100,000           98,031

        AMERICAN GENERAL FINANCE CORP.
                                        2.750% 06/15/08                                            143,000          135,657

          BEAR STEARNS COMPANIES, INC.
                                        4.500% 10/28/10                                            652,000          634,624

                      CAPITAL ONE BANK
                                        5.125% 02/15/14                                            300,000          294,756

                       CIT GROUP, INC.
                                        7.375% 04/02/07                                            193,000          198,715

                              CITICORP
                                        8.040% 12/15/19(a)                                         500,000          602,685

CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
                                        6.500% 02/15/08                                            210,000          216,999

                       CITIGROUP, INC.
                                        6.000% 02/21/12                                            237,000          250,087

          COUNTRYWIDE HOME LOANS, INC.
                                        5.500% 08/01/06                                            660,000          662,270


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

  CREDIT SUISSE FIRST BOSTON USA, INC.
                                        4.625% 01/15/08                                             30,000           29,861

                                        6.125% 11/15/11                                            229,000          240,828

                 FORD MOTOR CREDIT CO.
                                        5.800% 01/12/09                                            254,000          220,952

                                        7.375% 02/01/11                                            758,000          664,326

         FUND AMERICAN COMPANIES, INC.
                                        5.875% 05/15/13                                            275,000          277,789

        GENERAL ELECTRIC CAPITAL CORP.
                                        6.750% 03/15/32(c)                                       1,032,000        1,216,470

       GENERAL MOTORS ACCEPTANCE CORP.
                                        6.150% 04/05/07                                            178,000          169,084

             GOLDMAN SACHS GROUP, INC.
                                        4.750% 07/15/13                                            304,000          294,220

                                        6.600% 01/15/12                                            711,000          765,996

                    HSBC FINANCE CORP.
                                        5.875% 02/01/09                                            202,000          206,464

                                        6.375% 11/27/12                                            402,000          428,017

     INTERNATIONAL LEASE FINANCE CORP.
                                        4.875% 09/01/10                                            500,000          493,920

              JOHN DEERE CAPITAL CORP.
                                        7.000% 03/15/12                                            165,000          181,797

        LEHMAN BROTHERS HOLDINGS, INC.
                                        4.000% 01/22/08                                            333,000          327,302

                                        7.000% 02/01/08                                            352,000          366,260

                                        7.875% 08/15/10                                            262,000          291,742

          MASSMUTUAL GLOBAL FUNDING II
                                        2.550% 07/15/08(a)                                         152,000          143,543

             MERRILL LYNCH & CO., INC.
                                        2.070% 06/12/06                                            125,000          123,470

                                        3.700% 04/21/08                                             76,000           74,076

                                        6.000% 02/17/09                                            539,000          555,903

                        MORGAN STANLEY
                                        5.300% 03/01/13                                            518,000          520,621

                                        6.600% 04/01/12                                            294,000          316,747

  NATIONAL RURAL UTILITIES COOPERATIVE
                         FINANCE CORP.
                                        3.250% 10/01/07                                            355,000          345,625

                                        5.750% 08/28/09                                            221,000          226,890

                                        8.000% 03/01/32                                            163,000          215,300

         PRINCIPAL LIFE GLOBAL FUNDING


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                                        6.125% 03/01/06                                             50,000           50,112

                PRUDENTIAL FUNDING LLC
                                        6.600% 05/15/08(a)                                         399,000          413,440

                             SLM CORP.
                                        5.000% 04/15/15                                            275,000          273,105

                                                                      Diversified Financial Services Total       12,527,684

      INSURANCE - 1.2%

HARTFORD FINANCIAL SERVICES GROUP, INC.
                                        2.375% 06/01/06                                             78,000           77,262
                                        4.625% 07/15/13                                             72,000           69,564

                   HARTFORD LIFE, INC.
                                        7.375% 03/01/31                                             32,000           39,219

                         METLIFE, INC.
                                        5.375% 12/15/12                                            110,000          111,278
                                        6.500% 12/15/32                                            235,000          261,113

            PRUDENTIAL FINANCIAL, INC.
                                        4.500% 07/15/13                                             52,000           49,840

     TRAVELERS PROPERTY CASUALTY CORP.
                                        6.375% 03/15/33                                            125,000          131,951

                                                                                           Insurance Total          740,227

      REAL ESTATE - 0.0%

                      ERP OPERATING LP
                                        5.200% 04/01/13                                             11,000           10,938

                                                                                         Real Estate Total           10,938

REAL ESTATE INVESTMENT TRUSTS - 2.9%

                 CAMDEN PROPERTY TRUST
                                        5.375% 12/15/13                                            509,000          506,124

                      EOP OPERATING LP
                                        4.750% 03/15/14                                            443,000          419,796
                                        7.000% 07/15/11                                            208,000          222,487

  HEALTH CARE PROPERTY INVESTORS, INC.
                                        6.450% 06/25/12                                            149,000          155,710

               SIMON PROPERTY GROUP LP
                                        3.750% 01/30/09                                            487,000          467,354

                                                                       Real Estate Investment Trusts Total        1,771,471

      SAVINGS & LOANS - 2.0%

           GOLDEN WEST FINANCIAL CORP.
                                        4.750% 10/01/12                                            271,000          267,707


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)         VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      SAVINGS & LOANS - (CONTINUED)

               WASHINGTON MUTUAL, INC.
                                        4.625% 04/01/14                                            587,000          556,159

                                        5.625% 01/15/07                                            421,000          424,297

                                                                                     Savings & Loans Total        1,248,163

                                                                                          FINANCIALS TOTAL       20,101,250

INDUSTRIALS - 3.5%

      AEROSPACE & DEFENSE - 1.2%

                            BOEING CO.
                                        5.125% 02/15/13                                            233,000          235,085

                GENERAL DYNAMICS CORP.
                                        4.500% 08/15/10                                              8,000            7,875

                NORTHROP GRUMMAN CORP.
                                        7.125% 02/15/11                                            322,000          351,286

                          RAYTHEON CO.
                                        5.375% 04/01/13                                            120,000          121,655

                                                                                 Aerospace & Defense Total          715,901

      ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%

                  EMERSON ELECTRIC CO.
                                        4.750% 10/15/15                                            200,000          195,638

                                                                   Electrical Components & Equipment Total          195,638

      ENVIRONMENTAL CONTROL - 0.4%

                WASTE MANAGEMENT, INC.
                                        7.375% 08/01/10                                            244,000          265,128

                                                                               Environmental Control Total          265,128

      MISCELLANEOUS MANUFACTURING - 0.8%

                  GENERAL ELECTRIC CO.
                                        5.000% 02/01/13                                            508,000          507,289

                                                                         Miscellaneous Manufacturing Total          507,289

      TRANSPORTATION - 0.8%

    BURLINGTON NORTHERN SANTA FE CORP.
                                        6.750% 07/15/11                                            222,000          239,480

         CANADIAN NATIONAL RAILWAY CO.
                                        6.900% 07/15/28                                            188,000          223,431

                   UNION PACIFIC CORP.


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      TRANSPORTATION - (CONTINUED)

                                        4.698% 01/02/24                                             20,929           20,170

                                                                                      Transportation Total          483,081

                                                                                         INDUSTRIALS TOTAL        2,167,037

TECHNOLOGY - 0.3%

      COMPUTERS - 0.3%

 INTERNATIONAL BUSINESS MACHINES CORP.
                                        6.500% 01/15/28                                            172,000          194,074

                                                                                           Computers Total          194,074

                                                                                          TECHNOLOGY TOTAL          194,074

UTILITIES - 8.3%

      ELECTRIC - 8.3%

                 AEP TEXAS CENTRAL CO.
                                        6.650% 02/15/33                                            400,000          438,076

     AMERICAN ELECTRIC POWER CO., INC.
                                        5.250% 06/01/15                                             93,000           92,362

                 APPALACHIAN POWER CO.
                                        3.600% 05/15/08                                             97,000           93,970

           COLUMBUS SOUTHERN POWER CO.
                                        6.600% 03/01/33                                            111,000          122,431

               COMMONWEALTH EDISON CO.
                                        4.700% 04/15/15                                            125,000          119,788

              DOMINION RESOURCES, INC.
                                        4.819% 09/28/07(b)                                         185,000          185,146

                                        5.000% 03/15/13                                             31,000           30,279

                    DUQUESNE LIGHT CO.
                                        6.700% 04/15/12                                             60,000           64,952

         DUQUESNE LIGHT HOLDINGS, INC.
                                        6.250% 08/15/35                                            275,000          269,222

                     ENERGY EAST CORP.
                                        6.750% 06/15/12                                             35,000           38,392

                     FIRSTENERGY CORP.
                                        6.450% 11/15/11                                             88,000           93,293

              KIOWA POWER PARTNERS LLC
                                        5.737% 03/30/21(a)                                         210,000          207,908

       MIDAMERICAN ENERGY HOLDINGS CO.
                                        5.000% 02/15/14                                            507,000          492,074

                NISOURCE FINANCE CORP.


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - (CONTINUED)

      ELECTRIC - (CONTINUED)

                                        5.400% 07/15/14                                            310,000          310,139

                       OHIO EDISON CO.
                                        4.000% 05/01/08                                             16,000           15,629

            PACIFIC GAS & ELECTRIC CO.
                                        6.050% 03/01/34                                            130,000          134,681

                  PEPCO HOLDINGS, INC.
                                        3.750% 02/15/06                                            122,000          121,854

                                        5.500% 08/15/07                                             45,000           45,270

                 PROGRESS ENERGY, INC.
                                        6.050% 04/15/07                                            433,000          438,235

                        PSEG POWER LLC
                                        5.500% 12/01/15                                             26,000           25,777

     PUBLIC SERVICE ELECTRIC & GAS CO.
                                        4.000% 11/01/08                                             94,000           91,507

        SOUTHERN CALIFORNIA EDISON CO.
                                        6.000% 01/15/34                                            104,000          110,020

                                        6.650% 04/01/29                                            200,000          224,042

    SOUTHERN CO. CAPITAL FUNDING, INC.
                                        5.300% 02/01/07                                            255,000          255,638

                    SOUTHERN POWER CO.
                                        6.250% 07/15/12                                            126,000          132,014

                             TXU CORP.
                                        5.550% 11/15/14                                            300,000          285,987

                                        6.550% 11/15/34                                            500,000          474,065

         VIRGINIA ELECTRIC & POWER CO.
                                        5.375% 02/01/07                                            180,000          180,659

                                                                                            Electric Total        5,093,410

                                                                                           UTILITIES TOTAL        5,093,410

                                        TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                        (COST OF $48,598,063)                                                    48,303,355

GOVERNMENT AGENCIES & OBLIGATIONS - 14.0%

      FOREIGN GOVERNMENT OBLIGATIONS - 3.6%

           EXPORT-IMPORT BANK OF KOREA
                                        4.625% 03/16/10                                            225,000          220,658

                    REGION OF LOMBARDY
                                        5.804% 10/25/32                                            157,000          170,409

                     REPUBLIC OF CHILE
                                        5.500% 01/15/13                                            101,000          103,626


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                                                                                   PAR ($)        VALUE ($)

GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

      FOREIGN GOVERNMENT OBLIGATIONS - (CONTINUED)

              REPUBLIC OF SOUTH AFRICA
                                        6.500% 06/02/14                                            233,000          252,222

                 UNITED MEXICAN STATES
                                        6.375% 01/16/13                                            188,000          200,220

                                        7.500% 04/08/33                                            524,000          618,320

                                        8.375% 01/14/11                                            523,000          596,220

                                                                      FOREIGN GOVERNMENT OBLIGATIONS TOTAL        2,161,675

      U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 10.4%

                   U.S. TREASURY BONDS
                                        5.375% 02/15/31                                            425,000          477,394

                                        8.500% 02/15/20                                            105,000          147,295

                   U.S. TREASURY NOTES
                                        3.750% 05/15/08                                             65,000           64,076

                                        4.375% 12/15/10                                          3,500,000        3,502,734

                                        4.500% 11/15/15                                          2,175,000        2,192,842

                                                              U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL        6,384,341

                                          TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                          (COST OF $8,410,141)                                                    8,546,016

      COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%

   CS FIRST BOSTON MORTGAGE SECURITIES
                                 CORP.
                                        5.230% 12/15/40(b)                                         250,000          249,600

                                          TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                                          (COST OF $247,305)                                                        249,600

      SHORT-TERM OBLIGATIONS - 5.4%

                                          Repurchase agreement with State
                                            Street Bank & Trust Co., dated
                                            12/30/05, due 01/03/06 at
                                            4.080%, collateralized by a
                                            U.S. Government Agency maturing
                                            02/15/08, market value of
                                            $3,397,946 (repurchase proceeds
                                            $3,331,510)                                          3,330,000        3,330,000

                                          TOTAL SHORT-TERM OBLIGATIONS
                                          (COST OF $3,330,000)                                                    3,330,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                           Corporate Bond Portfolio


                                          TOTAL INVESTMENTS - 98.7%
                                          (COST OF $60,585,509)(D)(E)                                            60,428,971

                                          OTHER ASSETS & LIABILITIES, NET - 1.3%                                    813,892

                                          NET ASSETS - 100.0%                                                    61,242,863


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $3,900,050, which represents 6.4% of net assets.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c) A portion of this security with a market value of $58,693 is pledged as collateral for open futures contracts.

(d)   Cost for federal income tax purposes is $60,585,509.

(e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

          UNREALIZED         UNREALIZED        NET UNREALIZED
         APPRECIATION       DEPRECIATION        DEPRECIATION
         ------------       ------------       --------------
           $733,368          ($889,906)          ($156,538)

      At December 312005, the Fund held the following open short futures contracts:

                     NUMBER OF              AGGREGATE   EXPIRATION   UNREALIZED
      TYPE           CONTRACTS    VALUE     FACE VALUE     DATE     DEPRECIATION
      --------------------------------------------------------------------------

      10-Year U.S.
      Treasury
      Notes             25      $2,712,109  $2,735,156   Mar-2005   $   (23,047)

      5- Year U.S
      Treasury
      Notes              6         638,203     538,062   Mar-2005           141
                                                                    -----------
                                                                    $   (22,906)
                                                                    -----------

At December 31, 2005, the Fund held the following open long futures contracts:

                     NUMBER OF              AGGREGATE   EXPIRATION   UNREALIZED
      TYPE           CONTRACTS    VALUE     FACE VALUE     DATE     APPRECIATION
      --------------------------------------------------------------------------

      2-Year U.S.
      Treasury
      Notes              15     $3,079,219  $3,077,812   Mar-2005   $    (1,407)

      U.S. Treasury
      Bonds              13      1,462,906   1,484,437   Mar-2005        21,531
                                                                    -----------
                                                                    $    20,124
                                                                    -----------

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)*

MUNICIPAL BONDS - 99.5%

EDUCATION - 2.0%

      EDUCATION - 2.0%

         FL BROWARD COUNTY EDUCATIONAL
           FACILITIES AUTHORITY REVENUE

                                        Nova Southeastern University Project,
                                          Series 2004 B,

                                             5.250% 04/01/17                                       610,000          639,616

      FL MIAMI-DADE COUNTY EDUCATIONAL
          FACILITIES AUTHORITY REVENUE

                                        University of Miami Project,
                                          Series 2004 A,
                                             Insured: AMBAC:

                                             5.000% 04/01/14                                     1,465,000        1,591,693

                                             5.000% 04/01/15                                     1,000,000        1,080,590

         FL VOLUSIA COUNTY EDUCATIONAL
          FACILITIES AUTHORITY REVENUE
                                        Embry Riddle Aeronautical University Project,
                                          Series 1999 A,

                                             5.750% 10/15/29                                     2,380,000        2,442,784

                                                                                           Education Total          5,754,683

                                                                                           EDUCATION TOTAL          5,754,683

HEALTH CARE - 13.1%

      HOSPITALS - 13.1%

             FL ESCAMBIA COUNTY HEALTH
FACILITIES AUTHORITY REVENUE REFUNDING
                                        Ascension Health Credit Group Project,
                                          Series 2003 A:

                                             5.250% 11/15/11                                     2,125,000        2,286,351

                                             5.250% 11/15/14                                     1,000,000        1,085,950

            FL HIGHLANDS COUNTY HEALTH
          FACILITIES AUTHORITY REVENUE

                                        Refunding,
                                          Adventist Health Systems Project,
                                             Series 2005 A,

                                             5.000% 11/15/20                                     1,000,000        1,037,040
                                        Refunding,
                                          Adventist Health Systems Project,
                                             Series 2005 B,

                                             5.000% 11/15/20                                     1,000,000        1,037,040

     FL HILLSBOROUGH COUNTY INDUSTRIAL
DEVELOPMENT AUTHORITY HOSPITAL REVENUE

                                        Refunding,
                                          Tampa General Hospital Project,
                                             Series 2003 A,

                                             5.000% 10/01/18                                     1,000,000        1,035,330

                FL LEE MEMORIAL HEALTH
         SYSTEM HOSPITAL BOARD REVENUE

                                        Refunding,
                                          Series 2002 A,
                                             Insured: FSA,

                                             5.750% 04/01/15                                     1,000,000        1,113,030


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      HOSPITALS - (CONTINUED)

             FL MARION COUNTY HOSPITAL
                      DISTRICT REVENUE
                                        Refunding,
                                          Series 1999,

                                             5.250% 10/01/11                                     2,025,000        2,140,020

           FL MIAMI-DADE COUNTY PUBLIC
                    FACILITIES REVENUE
                                        Refunding,
                                          Jackson Health Systems Project,
                                             Series 2005 B,
                                               Insured: MBIA,

                                             5.000% 06/01/19                                     2,000,000        2,123,340

             FL NORTH BROWARD HOSPITAL
                      DISTRICT REVENUE
                                        Unrefunded Balance,
                                          Series 1997,
                                             Insured: MBIA,

                                             5.250% 01/15/17                                     1,210,000        1,243,118

               FL ORANGE COUNTY HEALTH
          FACILITIES AUTHORITY REVENUE
                                        Unrefunded Balance,
                                          Series 1999 A,
                                             Insured: MBIA,

                                             6.250% 10/01/16                                     1,815,000        2,138,923

             FL SARASOTA COUNTY PUBLIC
                HOSPITAL BOARD REVENUE
                                        Refunding,
                                          Sarasota Memorial Hospital Project,
                                             Series 1998 B,
                                             Insured: MBIA,

                                             5.250% 07/01/11                                     1,750,000        1,882,125

             FL SOUTH BROWARD HOSPITAL
                      DISTRICT REVENUE
                                        Refunding,
                                          Series 2003 A,
                                             Insured: MBIA,

                                             5.250% 05/01/13                                     1,500,000        1,632,720
                                        Refunding,
                                          Series 2003 A,
                                             Insured: MBIA,

                                             5.250% 05/01/12                                     3,955,000        4,281,287
                                          Series 2002:

                                             5.500% 05/01/22                                     1,000,000        1,071,790

                                             5.600% 05/01/27                                     4,000,000        4,301,760

              FL ST. PETERSBURG HEALTH
          FACILITIES AUTHORITY REVENUE
                                        All Children's Hospital Project,
                                          Series 2002,
                                             Insured: AMBAC:

                                             5.500% 11/15/14                                     1,720,000        1,878,515

                                             5.500% 11/15/15                                     1,995,000        2,168,605

                                             5.500% 11/15/16                                     1,980,000        2,148,221

       FL TAMPA HEALTH SYSTEMS REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      HOSPITALS - (CONTINUED)

                                        Catholic Health East Project,
                                          Series 1998 A-1,
                                             Insured: MBIA,

                                             4.875% 11/15/15                                     2,000,000        2,076,100
                                                                                           Total Hospitals       36,681,265
                                                                                         HEALTH CARE TOTAL       36,681,265

HOUSING - 5.5%

      MULTI-FAMILY - 4.0%

               FL CAPITAL TRUST AGENCY
                       HOUSING REVENUE
                                        Atlantic Housing Foundation C,

                                             5.250% 07/01/15                                     2,410,000        2,411,783

               FL CAPITAL TRUST AGENCY
          MULTI-FAMILY HOUSING REVENUE
                                        Shadow Run Project,
                                          Series 2000 A,
                                             Mandatory Put 11/01/10 @ 100,

                                             5.150% 11/01/30                                     4,300,000        4,488,899

     FL COLLIER COUNTY HOUSING FINANCE
        AUTHORITY MULTI-FAMILY REVENUE
                                        Goodlette Arms Project,
                                          Series 2002 A-1,

                                             4.900% 02/15/32                                     3,250,000        3,391,928

             FL HOUSING FINANCE AGENCY
                     REVENUE REFUNDING
                                        The Vineyards Project,
                                          Series 1995 H,

                                             6.400% 11/01/15                                     1,000,000        1,022,220

                                                                                        Total Multi-Family       11,314,830

      SINGLE-FAMILY - 1.5%

    FL ESCAMBIA COUNTY HOUSING FINANCE
               AUTHORITY SINGLE-FAMILY
                      MORTGAGE REVENUE
                                        Series 2000 A, AMT,
                                          Insured: MBIA,

                                             6.300% 10/01/20                                       190,000          191,047

FL HOUSING FINANCE CORPORATION REVENUE
                                        Homeowner Mortgage Project:
                                          Series 1997-2, AMT,
                                             Insured: MBIA,

                                             5.750% 07/01/14                                     1,570,000        1,625,013
                                          Series 1998-1,
                                             Insured: MBIA:

                                             4.950% 01/01/11                                       990,000        1,020,027


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

HOUSING - (CONTINUED)

      SINGLE-FAMILY - (CONTINUED)

                                             4.950% 07/01/11                                     1,360,000        1,400,963

                                                                                       Single-Family Total        4,237,050

                                                                                             HOUSING TOTAL       15,551,880

INDUSTRIALS - 1.1%

      FOREST PRODUCTS & PAPER - 1.1%

               FL BAY COUNTY POLLUTION
                       CONTROL REVENUE
                                        Refunding,
                                          International Paper Company,
                                             Series 1998 A,

                                             5.100% 09/01/12                                     2,375,000        2,485,414

          FL ESCAMBIA COUNTY POLLUTION
                       CONTROL REVENUE
                                        International Paper Company,
                                          Series 2003 A,

                                             4.700% 04/01/15                                       500,000          497,595

                                                                             Forest Products & Paper Total        2,983,009

                                                                                         INDUSTRIALS TOTAL        2,983,009

OTHER - 11.1%

      POOL / BOND BANK - 1.6%

                FL GULF BREEZE REVENUE

                                        Local Government Loan Program,
                                          Series 1985 C,
                                             Insured: FGIC,

                                             5.000% 12/01/15                                     1,000,000        1,050,380

               FL STATE MUNICIPAL LOAN
                       COUNCIL REVENUE
                                        Series 2002 A,
                                          Insured: MBIA,

                                             5.500% 05/01/13                                     1,000,000        1,104,950
                                        Series 2003 B,
                                          Insured: MBIA,

                                             5.250% 12/01/13                                     1,125,000        1,237,398
                                        Series 2005 A,
                                          Insured: MBIA,

                                             5.000% 02/01/19                                     1,015,000        1,081,300

                                                                                    Pool / Bond Bank Total        4,474,028

      REFUNDED / ESCROWED (A) - 9.5%

                         FL BOCA RATON
                                        GO,
                                          Series 2000,
                                             Pre-refunded 07/01/09,

                                             5.000% 07/01/13                                     1,470,000        1,564,639


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

      REFUNDED / ESCROWED (A) - (CONTINUED)

        FL BREVARD COUNTY SCHOOL BOARD
       CONSTITUTIONAL FUEL TAX REVENUE
                                        Series 2000,
                                          Pre-refunded 08/01/10,
                                             Insured: FSA,

                                             6.000% 08/01/14                                     1,195,000        1,335,030

   FL HILLSBOROUGH COUNTY SCHOOL BOARD
            DISTRICT SALES TAX REVENUE
                                        Series 2002,
                                          Pre-refunded 10/01/11,
                                             Insured: AMBAC,

                                             5.375% 10/01/13                                     1,060,000        1,159,227

               FL LAKELAND ELECTRICITY
                       & WATER REVENUE
                                        Refunding,
                                          Series 1990,
                                             Escrowed to Maturity,
                                                Insured: AMBAC,

                                             (b) 10/01/09                                        1,000,000          875,000

     FL MIAMI-DADE COUNTY SCHOOL BOARD
                                        Series 2001 A,
                                          Certificates of Participation,
                                             Escrowed to Maturity,
                                                Insured: MBIA,

                                             5.500% 05/01/10                                     2,000,000        2,158,940

               FL ORANGE COUNTY HEALTH
          FACILITIES AUTHORITY REVENUE
                                        Orlando Regional Healthcare System Project,
                                          Series 1996 A,
                                             Escrowed to Maturity,
                                                Insured: MBIA:

                                             6.250% 10/01/08                                     4,640,000        5,002,152

                                             6.250% 10/01/16                                     4,705,000        5,672,818

       FL ORLANDO UTILITIES COMMISSION
              WATER & ELECTRIC REVENUE
                                        Series 1989 D,
                                          Escrowed to Maturity,

                                             6.750% 10/01/17                                     1,800,000        2,163,960

   FL PORT ST. LUCIE UTILITIES REVENUE
                                        Series 2003,
                                          Pre-refunded 09/01/13,

                                             5.000% 09/01/16                                       510,000          553,789

            FL REEDY CREEK IMPROVEMENT
            DISTRICT UTILITIES REVENUE

                                        Series 2003 1,
                                          Pre-refunded 10/01/13,
                                             Insured: MBIA,

                                             5.250% 10/01/15                                     1,490,000        1,643,276

        VA ARLINGTON COUNTY INDUSTRIAL
         DEVELOPMENT AUTHORITY REVENUE
                                        Virginia Hospital Arlington Health Systems Project,
                                          Pre-refunded 07/01/11,
                                             Series 2001,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

      REFUNDED / ESCROWED (A) - (CONTINUED)

                                             5.500% 07/01/14                                     4,180,000        4,594,447

                                                                                 Total Refunded / Escrowed       26,723,278

                                                                                               OTHER TOTAL       31,197,306

OTHER REVENUE - 1.3%

      RECREATION - 1.3%

           FL STATE BOARD OF EDUCATION
                       LOTTERY REVENUE
                                        Series 2000 C,
                                          Insured: FGIC,

                                             5.250% 07/01/17                                     1,000,000        1,070,880
                                        Series 2002 A:
                                          Insured: FGIC,

                                             5.375% 07/01/17                                     1,450,000        1,583,081
                                          Insured: FGIC,

                                             5.500% 07/01/12                                     1,000,000        1,106,840

                                                                                          Recreation Total        3,760,801

                                                                                       OTHER REVENUE TOTAL        3,760,801

RESOURCE RECOVERY - 2.6%

      DISPOSAL - 0.6%

                  FL OKEECHOBEE COUNTY
                                        Various Disposal-Waste Management/Landfill,
                                          Series 2004 A, AMT,

                                             4.200% 07/01/39                                     1,750,000        1,756,790

                                                                                            Disposal Total        1,756,790

      RESOURCE RECOVERY - 2.0%

            FL PALM BEACH COUNTY SOLID
               WASTE AUTHORITY REVENUE

                                        Unrefunded Balance,
                                          Series 1997 A,
                                             Insured: AMBAC,

                                             6.000% 10/01/10                                     5,000,000        5,481,150

                                                                                   Resource Recovery Total        5,481,150

                                                                                   RESOURCE RECOVERY TOTAL        7,237,940

TAX - BACKED - 35.5%

      LOCAL APPROPRIATED - 5.9%

        FL BREVARD COUNTY SCHOOL BOARD

                                        Certificates of Participation,
                                          Series 2004 A,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      LOCAL APPROPRIATED - (CONTINUED)

                                             Insured: FGIC,

                                             5.000% 07/01/17                                     1,470,000        1,569,901

                     FL BROWARD COUNTY
                                        Certificates of Participation,
                                          Series 2004,
                                             Insured: MBIA,

                                             5.000% 06/01/13                                     1,000,000        1,077,790

        FL COLLIER COUNTY SCHOOL BOARD
                                        Certificates of Participation,
                                          Series 2002,
                                             Insured: FSA,

                                             5.000% 02/15/13                                     1,500,000        1,599,585

        FL FLAGLER COUNTY SCHOOL BOARD
                                        Certificates Participation,
                                          Series A,
                                             Master Lease Revenue Program,
                                                Insured: FSA,

                                             5.000% 08/01/18                                     2,320,000        2,472,679

            FL LEE COUNTY SCHOOL BOARD
                                        Certificates of Participation,
                                          Series 2004 A,
                                                Insured: FSA,

                                             5.000% 08/01/16                                     1,000,000        1,068,470

                  FL MIAMI-DADE COUNTY
              SPECIAL OBLIGATION BONDS
                                        Series 2002 A-1,
                                          Insured: AMBAC,

                                             5.000% 04/01/11                                     1,000,000        1,070,610

         FL ORANGE COUNTY SCHOOL BOARD

                                        Certificates of Participation,
                                          Series 2005 A,
                                             Insured: MBIA,

                                             5.000% 08/01/18                                     1,000,000        1,067,440

        FL OSCEOLA COUNTY SCHOOL BOARD
                                        Certificates of Participation,
                                          Series 2004 A,
                                             Insured: FGIC:

                                             5.000% 06/01/16                                     2,240,000        2,406,589

                                             5.000% 06/01/17                                     1,000,000        1,068,950

     FL PALM BEACH COUNTY SCHOOL BOARD
                                        Certificates of Participation,
                                          Series 2002 A,
                                                Insured: FSA,

                                             5.375% 08/01/14                                     3,000,000        3,289,200

                                                                                  Local Appropriated Total       16,691,214

      LOCAL GENERAL OBLIGATIONS - 2.4%

                     FL BROWARD COUNTY

                                        GO,
                                          Series 2001 A,

                                             5.250% 01/01/14                                     1,025,000        1,109,880


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      LOCAL GENERAL OBLIGATIONS - (CONTINUED)

                  FL PALM BEACH COUNTY
                                        GO,
                                          Refunding,
                                             Series 1998,

                                             5.500% 12/01/11                                     2,000,000        2,210,440

                     FL PORT ST. LUCIE
                                        GO,
                                          Series 2005,
                                             Insured: MBIA,

                                             5.000% 07/01/18                                     1,170,000        1,257,902

            FL REEDY CREEK IMPROVEMENT
                              DISTRICT
                                        GO,
                                          Series 2004 A,
                                             Insured: MBIA,

                                             5.000% 06/01/17                                     1,000,000        1,068,920

        PR COMMONWEALTH OF PUERTO RICO
              MUNICIPAL FINANCE AGENCY
                                        Series 1999 A,
                                          Insured: FSA,
                                             5.500% 08/01/09                                     1,000,000        1,072,160

                                                                           Local General Obligations Total        6,719,302

      SPECIAL NON - PROPERTY TAX - 21.4%

     FL COLLIER COUNTY GAS TAX REVENUE
                                        Series 2003,
                                          Insured: AMBAC,

                                             5.250% 06/01/15                                     3,285,000        3,580,814

FL HIALEAH CAPITAL IMPROVEMENT REVENUE
                                        Series 1993,

                                             5.500% 10/01/18                                     1,375,000        1,376,265

        FL HILLSBOROUGH COUNTY CAPITAL
                   IMPROVEMENT REVENUE

                                        Refunding,
                                          Criminal Justice Facilities Project,
                                             Series 2003,
                                                Insured: FGIC,

                                             5.000% 08/01/12                                     1,000,000        1,075,040

     FL HILLSBOROUGH COUNTY INDIVIDUAL
                 DEVELOPMENT AUTHORITY
                                        Cigarette Tax Allocation, H. Lee Moffitt Cancer Project,
                                          Series 2002 B,
                                             Insured: AMBAC,

                                             5.500% 09/01/15                                     2,335,000        2,575,902

    FL JACKSONVILLE EXCISE TAX REVENUE
                                        Refunding,
                                          Series 1995 A,
                                             Insured: FGIC,

                                             5.000% 10/01/09                                     1,000,000        1,056,960


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      SPECIAL NON - PROPERTY TAX - (CONTINUED)

FL JACKSONVILLE GUARANTEED ENTITLEMENT
                   IMPROVEMENT REVENUE

                                        Refunding,
                                          Series 2002,
                                             Insured: FGIC:

                                             5.375% 10/01/18                                     3,450,000        3,749,322

                                             5.375% 10/01/19                                     3,720,000        4,042,747

     FL JACKSONVILLE SALES TAX REVENUE
                                        Refunding:
                                          Series 2002,
                                             Insured: FGIC,

                                             5.375% 10/01/18                                     1,000,000        1,086,760
                                          Series 2003,
                                             Insured: MBIA,

                                             5.250% 10/01/19                                     1,080,000        1,175,170
                                          Series 2001,
                                             Insured FGIC,

                                             5.500% 10/01/12                                     2,000,000        2,218,920

          FL JEA ST. JOHNS RIVER POWER
                  PARK SYSTEMS REVENUE
                                        Refunding Issue 2-Series 21,
                                          Insured: MBIA,

                                             5.000% 10/01/19                                     1,000,000        1,067,870
                                        Refunding,
                                          Series 2002,

                                             5.250% 10/01/13                                     4,500,000        4,826,385

                 FL LEE COUNTY CAPITAL
                   IMPROVEMENT REVENUE
                                        Series 1997 A,
                                          Insured: MBIA,

                                             5.750% 10/01/11                                     1,000,000        1,112,680

              FL MANATEE COUNTY SCHOOL
            DISTRICT SALES TAX REVENUE
                                        Series 2003,
                                          Insured: AMBAC,

                                             5.000% 10/01/12                                     4,285,000        4,621,587

  FL OCALA CAPITAL IMPROVEMENT REVENUE
                                        Refunding,
                                          Series 2003,
                                             Insured: AMBAC,

                                             5.375% 10/01/16                                     1,530,000        1,680,720

  FL ORANGE COUNTY TOURIST DEVELOPMENT
                 TAX AUTHORITY REVENUE
                                        Refunding,
                                          Series 1998 A,
                                             Insured: AMBAC,

                                             5.000% 10/01/15                                     4,000,000        4,203,320

             FL OSCEOLA COUNTY TOURIST
               DEVELOPMENT TAX REVENUE
                                        Series 2002 A,
                                          Insured: FGIC,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      SPECIAL NON - PROPERTY TAX - (CONTINUED)

                                             5.500% 10/01/14                                     1,555,000        1,721,494

 FL PALM BEACH COUNTY CRIMINAL JUSTICE
                    FACILITIES REVENUE
                                        Series 1993,
                                          Insured: FGIC,

                                             5.375% 06/01/09                                     1,500,000        1,597,470

           FL PALM BEACH COUNTY PUBLIC
                   IMPROVEMENT REVENUE
                                        GO,
                                          Refunding,
                                             Series 2004,

                                             5.000% 08/01/17                                     1,000,000        1,071,280

     FL PASCO COUNTY SALES TAX REVENUE
                                        Series 2003,
                                          Insured: AMBAC,

                                             5.000% 12/01/16                                     1,240,000        1,330,384

    FL POLK COUNTY TRANSIT IMPROVEMENT
                               REVENUE
                                        Refunding,
                                          Series 2004,
                                             Insured: FSA,

                                             5.000% 12/01/25                                     1,000,000        1,056,110

   FL PORT ST. LUCIE SALES TAX REVENUE
                                        Series 2003,
                                          Insured: MBIA,

                                             5.000% 09/01/19                                     1,000,000        1,067,450

  FL SEMINOLE COUNTY SALES TAX REVENUE
                                        Series 2001,
                                          Insured: FGIC,

                                             5.375% 10/01/13                                     1,295,000        1,419,566

 FL TALLAHASSEE BLUE PRINT 2000 INTERN
                    GOVERNMENT REVENUE
                                        Series 2003,
                                          Insured: FSA,

                                             5.000% 10/01/13                                     3,775,000        4,057,483

       FL TAMPA SPORTS AUTHORITY SALES
                           TAX REVENUE
                                        Tampa Bay Arena Project,
                                          Series 1995,
                                             Insured: MBIA:

                                             5.750% 10/01/15                                     2,500,000        2,817,650

                                             5.750% 10/01/20                                     1,000,000        1,180,010

        PR COMMONWEALTH OF PUERTO RICO
    HIGHWAY & TRANSPORTATION AUTHORITY
                                        Series 2005 BB,
                                          Insured: FSA,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      SPECIAL NON - PROPERTY TAX - (CONTINUED)

                                             5.250% 07/01/22                                     3,000,000        3,387,600

                                                                          Special Non - Property Tax Total       60,156,959

      SPECIAL PROPERTY TAX - 0.4%

          FL WEST PALM BEACH COMMUNITY
                  REDEVELOPMENT AGENCY
                                        Tax Increment Revenue,
                                          Northwood/Pleasant City,
                                             Series A,

                                             5.000% 03/01/25                                       980,000        1,009,890

                                                                                Special Property Tax Total        1,009,890

      STATE APPROPRIATED - 2.4%

        FL STATE DEPARTMENT MANAGEMENT
                              SERVICES
                                        Division Facilities Management Revenue,
                                          Refunding, Florida Facilities Pool,
                                             Series A,
                                                Insured: AMBAC,

                                             5.000% 09/01/21                                     3,000,000        3,225,900

                FL STATE DEPARTMENT OF
                      GENERAL SERVICES
                                        Division of Facilities Management Revenue,
                                          Series 2003 A,
                                             Insured: FSA,

                                             5.250% 09/01/15                                     1,515,000        1,684,422

        PR COMMONWEALTH OF PUERTO RICO
                  PUBLIC FINANCE CORP.
                                        Commonwealth Appropriation,
                                          Series 2004 A,
                                             Insured: AMBAC,

                                             5.750% 08/01/27                                     1,675,000        1,809,637

                                                                                  State Appropriated Total        6,719,959

      STATE GENERAL OBLIGATIONS - 3.0%

           FL STATE BOARD OF EDUCATION
                                        Public Education Capital Outlay,
                                          GO,
                                             Refunding,
                                                Series 2000 A,

                                             5.750% 06/01/13                                     1,000,000        1,096,360

 FL STATE DEPARTMENT OF TRANSPORTATION
                                        GO,
                                          Series 2004 A,

                                             5.000% 07/01/30                                     1,000,000        1,050,150

        PR COMMONWEALTH OF PUERTO RICO
                  PUBLIC FINANCE CORP.
                                        Commonwealth Appropriation,
                                          Series 2004 A,
                                             Insured: AMBAC,

                                             5.250% 08/01/30                                     1,000,000        1,082,220
                                        GO,
                                          Series 1997,
                                                Insured: MBIA,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      STATE GENERAL OBLIGATIONS - (CONTINUED)

                                             6.500% 07/01/15                                     4,190,000        5,077,861

                                                                           State General Obligations Total        8,306,591

                                                                                        TAX - BACKED TOTAL       99,603,915

TRANSPORTATION - 5.0%

      AIRPORTS - 2.6%

 FL GREATER ORLANDO AVIATION AUTHORITY
                                        Orlando Airport Facilities Revenue,
                                          Refunding,
                                             Series 2003 A,
                                                Insured: FSA,

                                             5.000% 10/01/13                                     1,500,000        1,618,245

 FL MIAMI-DADE COUNTY AVIATION REVENUE
                                        Series 1998 C, AMT,
                                          Insured: MBIA,

                                             5.250% 10/01/15                                     3,500,000        3,657,185

          FL PENSACOLA AIRPORT REVENUE
                                        Series 1997 B, AMT,
                                          Insured: MBIA,

                                             5.625% 10/01/14                                     2,000,000        2,097,940

                                                                                            Airports Total        7,373,370

      TOLL FACILITIES - 2.4%

            FL ORLANDO & ORANGE COUNTY
          EXPRESSWAY AUTHORITY REVENUE
                                        Junior Lien,
                                          Series 1990,
                                             Insured: FGIC,

                                             6.500% 07/01/10                                     2,000,000        2,247,960

      FL OSCEOLA COUNTY TRANSPORTATION
                               REVENUE
                                        Osceola Parkway Project,
                                          Series 2004,
                                             Insured: MBIA,

                                             5.000% 04/01/18                                     1,000,000        1,066,740

   FL STATE TURNPIKE AUTHORITY REVENUE
                                        Refunding,
                                          Series 2005 A,
                                             Insured: AMBAC,

                                             5.000% 07/01/21                                     3,000,000        3,223,230

                                                                                     Toll Facilities Total        6,537,930

                                                                                      TRANSPORTATION TOTAL       13,911,300

UTILITIES - 20.9%

      JOINT POWER AUTHORITY - 0.7%

       FL STATE MUNICIPAL POWER AGENCY
                               REVENUE
                                        Refunding,
                                          Stanton II Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

      JOINT POWER AUTHORITY - (CONTINUED)

                                        Series 2002,
                                          Insured: AMBAC,

                                             5.500% 10/01/21                                     1,850,000        2,021,828

                                                                               Joint Power Authority Total        2,021,828

      MUNICIPAL ELECTRIC - 9.5%

 FL CHARLOTTE COUNTY UTILITIES REVENUE
                                        Refunding,
                                          Series 1996 A,
                                             Insured: FGIC,

                                             5.625% 10/01/16                                     1,250,000        1,296,325

      FL GAINESVILLE UTILITIES SYSTEMS
                               REVENUE
                                        Series 1992 B,

                                             6.500% 10/01/11                                     3,000,000        3,444,030

      FL KISSIMMEE UTILITIES AUTHORITY
                                        Electrical System Improvement Revenue,
                                          Refunding,
                                             Series 2003,
                                                Insured: FSA,

                                             5.250% 10/01/15                                     2,235,000        2,442,095

       FL ORLANDO UTILITIES COMMISSION
               UTILITY SYSTEMS REVENUE
                                        Series B,

                                             5.000% 10/01/24                                     3,000,000        3,177,930

      FL ORLANDO UTILITIES COMMISSION
              WATER & ELECTRIC REVENUE
                                        Refunding:
                                          Series 2001,

                                             5.000% 10/01/09                                     5,865,000        6,194,848
                                          Series 2002 C:

                                             5.250% 10/01/16                                     1,500,000        1,628,100

                                             5.250% 10/01/18                                     6,425,000        6,931,226

   FL PORT ST. LUCIE UTILITIES REVENUE
                                        Series 2003,
                                          Insured: MBIA,

                                             5.000% 09/01/17                                       920,000          985,219

        PR COMMONWEALTH OF PUERTO RICO
              ELECTRIC POWER AUTHORITY
                                        Series 2003 NN,
                                          Insured: MBIA,

                                             5.250% 07/01/19                                       500,000          562,490

                                                                                  Municipal Electric Total       26,662,263

      WATER & SEWER - 10.7%

   FL BREVARD COUNTY UTILITIES REVENUE
                                        Refunding,
                                          Series 2002,
                                             Insured: FGIC,

                                              5.250% 03/01/14                                    2,000,000        2,171,560

        FL COCOA WATER & SEWER REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

      WATER & SEWER - (CONTINUED)

                                        Refunding,
                                          Series 2003,
                                             Insured: AMBAC,

                                             5.500% 10/01/19                                     1,000,000        1,137,690

            FL DAYTONA BEACH UTILITIES
                       SYSTEMS REVENUE

                                        Refunding,
                                          Series D,
                                             Insured: FSA,

                                             5.250% 11/15/16                                     1,200,000        1,303,524

   FL HOLLY HILL WATER & SEWER REVENUE
                                        Refunding,
                                          Series 2002,
                                             Insured: MBIA,

                                             5.000% 10/01/15                                       745,000          798,543

            FL HOLLYWOOD WATER & SEWER
                   IMPROVEMENT REVENUE
                                        Refunding,
                                          Series 2003,
                                             Insured: FSA,

                                             5.000% 10/01/17                                     1,070,000        1,146,548

    FL MANATEE COUNTY PUBLIC UTILITIES
                 & IMPROVEMENT REVENUE
                                        Refunding,
                                          Series 2003 A,
                                             Insured: MBIA,

                                             5.000% 10/01/12                                     2,000,000        2,159,580

       FL MIAMI-DADE COUNTY STORMWATER
                     UTILITIES REVENUE
                                        Series 2004,
                                          Insured: MBIA,

                                             5.000% 04/01/24                                     2,445,000        2,587,764

     FL MUNICIPAL LOAN COUNCIL REVENUE
                                        North Miami Beach Water Project,
                                          Series 2002 B,
                                             Insured: MBIA,

                                             5.375% 08/01/16                                     1,485,000        1,622,600

     FL OCALA UTILITIES SYSTEM REVENUE
                                        Refunding,
                                          Series B,
                                             Insured: FGIC,

                                             5.250% 10/01/20                                     1,000,000        1,096,670

   FL PORT ST. LUCIE UTILITIES REVENUE
                                        Series 2003,
                                          Insured: MBIA,

                                             5.000% 09/01/19                                     2,115,000        2,257,657
                                        Unrefunded Balance,
                                          Series 2003,

                                             5.000% 09/01/16                                       490,000          524,736

          FL SARASOTA COUNTY UTILITIES
                       SYSTEMS REVENUE
                                        Refunding,
                                          Series 2002 C,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

      WATER & SEWER - (CONTINUED)

                                             Insured: FGIC,

                                             5.250% 10/01/16                                     1,000,000        1,085,400

 FL SEBRING WATER & WASTEWATER REVENUE
                                        Refunding,
                                          Series 2002,
                                             Insured: FGIC,

                                             5.250% 01/01/14                                     1,030,000        1,125,038

         FL STATE GOVERNMENTAL UTILITY
                     AUTHORITY REVENUE
                                        Lehigh Utilities Systems,
                                          Series 2003,
                                             Insured: AMBAC,

                                             5.000% 10/01/17                                     1,180,000        1,264,417

           FL TALLAHASSEE CONSERVATIVE
              UTILITIES SYSTEM REVENUE
                                        Refunding,
                                          Series 2001,
                                             Insured: FGIC:

                                             5.500% 10/01/14                                     1,330,000        1,500,107

                                             5.500% 10/01/18                                     1,000,000        1,146,480

            FL TAMPA BAY WATER UTILITY
                       SYSTEMS REVENUE
                                        Refunding And Improvement,
                                          Insured: FGIC,

                                             5.500% 10/01/19                                     1,500,000        1,729,245

        FL TAMPA WATER & SEWER REVENUE
                                        Series 2002 B,

                                             5.000% 07/01/10                                     1,000,000        1,064,560

                 FL TOHOPEKALIGA WATER
           UTILITIES AUTHORITY REVENUE
                                        Series 2003 B,
                                          Insured: FSA,

                                             5.250% 10/01/17                                     1,110,000        1,210,133

  FL WATER POLLUTION CONTROL FINANCING
                   CORPORATION REVENUE
                                        Series 2001,

                                             5.500% 01/15/13                                     1,390,000        1,516,629

  FL WINTER PARK WATER & SEWER REVENUE
                                        Series 2002,
                                          Insured: AMBAC,

                                             5.250% 12/01/14                                     1,405,000        1,533,782

                                                                                       Water & Sewer Total       29,982,663

                                                                                           UTILITIES TOTAL       58,666,754

                                        TOTAL MUNICIPAL BONDS
                                        (COST OF $267,056,191)                                                  275,348,853


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund


                                                                                                    SHARES        VALUE ($)

INVESTMENT COMPANY - 0.0%

                                        Columbia Tax-Exempt Reserves, Capital
                                          Class (c)                                                  1,000            1,000

                                        TOTAL INVESTMENT COMPANY
                                        (COST OF $1,000)                                                              1,000

                                        TOTAL INVESTMENTS - 98.1%
                                        (COST OF $267,057,191)(D)(E)                                            275,349,853

                                        OTHER ASSETS & LIABILITIES, NET - 1.9%                                    5,362,563

                                        NET ASSETS - 100.0%                                                     280,712,416


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Investments in other investment companies are valued at net asset value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)   Zero coupon bond.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)   Cost for federal income tax purposes is $267,057,191.

(e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

             Unrealized        Unrealized       Net Unrealized
            APPRECIATION      DEPRECIATION       APPRECIATION
            ------------      ------------      --------------
             $8,953,389        $(660,727)         $8,292,662

      ACRONYM     NAME
      -------     ----
      AMBAC       Ambac Assurance Corp.
      AMT         Alternative Minimum Tax
      FGIC        Financial Guaranty Insurance Co.
      FSA         Financial Security Assurance, Inc.

________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Florida Intermediate Municipal Bond Fund

      GO          General Obligation
      MBIA        MBIA Insurance Corp.

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)*

MUNICIPAL BONDS - 95.6%

EDUCATION - 5.7%

      EDUCATION - 5.7%

       GA ATHENS UNIVERSITY OF GEORGIA
             STUDENT HOUSING AUTHORITY
                     REVENUE REFUNDING
                                        Series 2002,
                                          Insured: AMBAC,

                                             5.250% 12/01/19                                     1,150,000        1,231,075

         GA BULLOCH COUNTY DEVELOPMENT
                             AUTHORITY
                                        Student Housing Lease Revenue,
                                          Georgia Southern University Project,
                                             Series 2002,
                                                Insured: AMBAC:

                                             3.750% 08/01/10                                     1,055,000        1,069,411

                                             4.000% 08/01/11                                     1,090,000        1,116,018

  GA COBB COUNTY DEVELOPMENT AUTHORITY
                                        University Facilities Lease Revenue,
                                          Kennesaw State University Foundation, Inc. Project,
                                             Series 2004,
                                                Insured: MBIA,

                                             5.000% 07/15/19                                     1,870,000        1,997,160

          GA FULTON COUNTY DEVELOPMENT
                     AUTHORITY REVENUE
                                        Georgia Tech Foundation Facilities Project,
                                          Series 1997 A,

                                             5.000% 09/01/17                                     1,735,000        1,801,590

                                                                                           Education Total        7,215,254

                                                                                           EDUCATION TOTAL        7,215,254

HEALTH CARE - 15.9%

      HOSPITALS - 15.9%

            GA CHATHAM COUNTY HOSPITAL
                     AUTHORITY REVENUE
                                        Memorial Health University,
                                          Series 2004 A,

                                             5.375% 01/01/26                                     1,000,000        1,052,080
                                        Memorial Health Medical Center Project,
                                          Series 2001 A,

                                             6.125% 01/01/24                                     3,000,000        3,287,940

            GA CLAYTON COUNTY HOSPITAL
                     AUTHORITY REVENUE
                                        Anticipation Certificates, Southern Regional Medical Center Project,
                                          Series 1998 A,
                                             Insured: MBIA,

                                             5.250% 08/01/09                                     3,190,000        3,381,272

   GA FULCO HOSPITAL AUTHORITY REVENUE
                                        Anticipation Certificates, Catholic Health East Project,
                                          Series 1998 A,
                                             Insured: MBIA,

                                             4.600% 11/15/09                                      2,000,000        2,080,840

 GA GAINESVILLE & HALL COUNTY HOSPITAL
                     AUTHORITY REVENUE

                                        Anticipation Certificates, Northeast Georgia Health System, Inc. Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      HOSPITALS - (CONTINUED)
                                        Series 2001,

                                             5.000% 05/15/15                                     1,000,000        1,029,790

              GA HENRY COUNTY HOSPITAL
                     AUTHORITY REVENUE
                                        Henry Medical Center Project,
                                          Series 1997,
                                             Pre-refunded 07/01/07,
                                                Insured: AMBAC,

                                             6.000% 07/01/29                                     3,000,000        3,317,490

                  GA SAVANNAH HOSPITAL
                     AUTHORITY REVENUE
                                        St. Joseph's Candler Health Systems Project:
                                          Series 1998 A,
                                             Insured: FSA:

                                             5.250% 07/01/11                                     1,225,000        1,291,616

                                             5.250% 07/01/12                                     1,310,000        1,380,465
                                          Series 1998 B,
                                             Insured: FSA,

                                             5.250% 07/01/10                                     1,000,000        1,057,600

               GA TIFT COUNTY HOSPITAL
                     AUTHORITY REVENUE
                                        Series 2002,
                                          Insured: AMBAC,

                                             5.250% 12/01/18                                     2,225,000        2,380,639

                                                                                           Total Hospitals       20,259,732

                                                                                         HEALTH CARE TOTAL       20,259,732

HOUSING - 7.0%

      MULTI-FAMILY - 6.8%

          GA ATLANTA URBAN RESIDENTIAL
        FINANCE AUTHORITY MULTI-FAMILY
                     REVENUE REFUNDING
                                        Housing City Plaza Project,
                                          Series 1998, AMT,
                                             Insured: FNMA,

                                             4.550% 12/01/28                                     2,000,000        2,044,240

   GA CLAYTON COUNTY HOUSING AUTHORITY
                  MULTI-FAMILY HOUSING
                     REVENUE REFUNDING
                                        Tara Court II Apartments Project,
                                          Series 2001,
                                             Mandatory Put 12/01/11 @ 100,
                                                Insured: FNMA,

                                             4.350% 12/01/31                                     3,755,000        3,851,842

  GA COBB COUNTY DEVELOPMENT AUTHORITY
                                        University Facilities Revenue,
                                          Kennesaw State University Housing Project,
                                             Series 2004 A,
                                                Insured: MBIA,

                                             5.250% 07/15/19                                     2,000,000        2,180,860

    GA LAWRENCEVILLE HOUSING AUTHORITY
                  MULTI-FAMILY REVENUE
                                        Knollwood Park Apartments Project,
                                          Series 1997, AMT,
                                             Insured: FNMA,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

HOUSING - (CONTINUED)

      MULTI-FAMILY - (CONTINUED)

                                             6.250% 12/01/29                                       500,000          545,805

                                                                                        Total Multi-Family        8,622,747

      SINGLE-FAMILY - 0.2%

  GA STATE HOUSING & FINANCE AUTHORITY
        SINGLE-FAMILY MORTGAGE REVENUE
                                        Series 1998 B-3,
                                          Insured: FHA,

                                             4.400% 06/01/17                                       290,000          290,287

                                                                                       Single-Family Total          290,287

                                                                                             HOUSING TOTAL        8,913,034

INDUSTRIALS - 4.8%

      FOOD PRODUCTS - 0.8%

 GA CARTERSVILLE DEVELOPMENT AUTHORITY
    SEWER FACILITIES REVENUE REFUNDING
                                        Anheuser Busch Companies, Inc. Project,
                                          Series 1997, AMT,

                                             6.125% 05/01/27                                     1,000,000        1,030,190

                                                                                       Food Products Total        1,030,190

      FOREST PRODUCTS & PAPER - 2.4%

        GA RICHMOND COUNTY DEVELOPMENT
               AUTHORITY ENVIRONMENTAL
                   IMPROVEMENT REVENUE
                                        International Paper Company Project,
                                          Series 2001 A,

                                             5.150% 03/01/15                                     3,000,000        3,101,700

                                                                             Forest Products & Paper Total        3,101,700

      OIL & GAS SERVICES - 1.6%

        LA CALCASIEU PARISH INDUSTRIAL
                     DEVELOPMENT BOARD
                                        Pollution Control Revenue,
                                          Occidental Petroleum Project,
                                             Series 2001,

                                             4.800% 12/01/06                                     2,000,000        2,014,120

                                                                                   Oil &Gas Services Total        2,014,120

                                                                                         INDUSTRIALS TOTAL        6,146,010

OTHER - 21.2%

      POOL / BOND BANK - 1.1%

      AK MUNICIPAL BOND BANK AUTHORITY
                               REVENUE
                                        Series 2003,
                                          Insured: MBIA,

                                             5.250% 12/01/17                                     1,315,000        1,420,213

                                                                                    Pool / Bond Bank Total        1,420,213


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

      REFUNDED / ESCROWED (A) - 18.8%

         GA ATLANTA AIRPORT FACILITIES
                     REVENUE REFUNDING
                                        Series 2000 A,
                                          Pre-refunded 01/01/10,
                                             Insured: FGIC,

                                             5.600% 01/01/30                                     5,000,000        5,450,150

         GA ATLANTA WATER & WASTEWATER
                                        Series 1999 A,
                                          Pre-refunded 05/01/09,
                                             Insured: FGIC,

                                             5.000% 11/01/38                                     1,060,000        1,123,621

       GA CLAYTON COUNTY WATER & SEWER
                     AUTHORITY REVENUE
                                        Series 2000,
                                          Pre-refunded 05/01/10:

                                             5.600% 05/01/18                                     1,000,000        1,095,020

                                             6.250% 05/01/17                                     2,000,000        2,241,140

     GA FORSYTH COUNTY SCHOOL DISTRICT
                                        GO,
                                          Series 1999,
                                             Pre-refunded 02/01/10,

                                             6.000% 02/01/15                                     2,000,000        2,230,220

    GA FULTON COUNTY HOUSING AUTHORITY
                                        Multi-Family Housing Revenue,
                                          Concorde Place Apartments Project,
                                             Series 1996 A, AMT,
                                                Pre-refunded 07/01/08,

                                             6.375% 01/01/27                                     2,900,000        3,091,690

       GA MACON BIBB COUNTY INDUSTRIAL
                     AUTHORITY REVENUE
                                        Weyerhaeuser Company Project,
                                          Series 1982,
                                             Escrowed to Maturity,

                                             9.000% 10/01/07                                     1,000,000        1,094,420

 GA METROPOLITAN ATLANTA RAPID TRANSIT
           AUTHORITY SALES TAX REVENUE
                                        Series 1983 D,
                                          Escrowed to Maturity,

                                             7.000% 07/01/11                                       540,000          631,503
                                        Series 1998 B,
                                          Pre-refunded 07/01/08,
                                             Insured: MBIA,

                                             5.100% 07/01/13                                     2,500,000        2,630,900

                              GA STATE
                                        GO:
                                          Series 1999 D,
                                             Pre-refunded 11/01/09,

                                             5.800% 11/01/13                                     3,000,000        3,311,760
                                          Series 2002 B,
                                             Pre-refunded 05/01/12,

                                             5.000% 05/01/20                                     1,000,000        1,079,050

                                                                                 Total Refunded / Escrowed       23,979,474


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

      TOBACCO - 1.3%

 SC TOBACCO SETTLEMENT FINANCING CORP.
                                        Series 2001 B,

                                             6.375% 05/15/28                                     1,500,000        1,606,095

                                                                                             Tobacco Total        1,606,095

                                                                                               OTHER TOTAL       27,005,782

TAX - BACKED - 21.9%

      LOCAL APPROPRIATED - 7.3%

 GA COLLEGE PARK BUSINESS & INDUSTRIAL
         DEVELOPMENT AUTHORITY REVENUE
                                        Refunding,
                                          Civic Center Project,
                                             Insured: AMBAC,

                                             5.250% 09/01/19                                     3,230,000        3,548,220

                GA EAST POINT BUILDING
                     AUTHORITY REVENUE
                                        Series 2000,
                                          Insured: FSA,

                                             (b) 02/01/18                                        2,490,000        1,322,489

             GA FULTON COUNTY BUILDING
                     AUTHORITY REVENUE
                                        Judicial Center Facilities Project,
                                          Series 2002 B,
                                             Insured: MBIA,

                                             4.000% 01/01/08                                     2,000,000        2,025,760

        GA MUNICIPAL ASSOCIATION, INC.
                                        Certificates of Participation, City Court Atlanta Project,
                                          Series 2002,
                                             Insured: AMBAC,

                                             5.250% 12/01/26                                     1,250,000        1,332,887

        GA SMYRNA DOWNTOWN DEVELOPMENT
           AUTHORITY REVENUE REFUNDING
                                        Series 2002,
                                          Insured: AMBAC,

                                             5.250% 02/01/16                                     1,000,000        1,108,750

                                                                                  Local Appropriated Total        9,338,106

      LOCAL GENERAL OBLIGATIONS - 12.5%

                         AL BIRMINGHAM
                                        GO,
                                          Refunding,
                                             Series 2003 A,
                                                Insured: AMBAC,

                                             5.250% 06/01/18                                     2,320,000        2,525,621

     GA CHEROKEE COUNTY SCHOOL SYSTEMS
                                        GO,
                                        Series 1993,
                                          Insured: AMBAC,

                                             5.875% 02/01/09                                       805,000          838,271
                                        State Aid Withholding:
                                          Series 1999,

                                             5.000% 02/01/13                                     1,500,000        1,624,710
                                          Series 2001:


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      LOCAL GENERAL OBLIGATIONS - (CONTINUED)

                                             5.250% 08/01/15                                     1,000,000        1,085,640

                                             5.250% 08/01/17                                     1,000,000        1,079,910

                    GA GWINNETT COUNTY
                                        GO,
                                        Series 2002,

                                             4.000% 01/01/11                                     1,000,000        1,026,930

  GA MERIWETHER COUNTY SCHOOL DISTRICT
                                        GO,
                                        State Aid Withholding,
                                          Series 1996,
                                             Insured: FSA,

                                             5.500% 02/01/16                                     1,000,000        1,041,860

       GA PEACH COUNTY SCHOOL DISTRICT
                                        GO,
                                        State Aid Withholding,
                                          Series 1994,
                                             Insured: MBIA,

                                             6.500% 02/01/08                                       500,000          531,875

                           GA ROSEWELL
                                        GO,
                                          Series 2000,

                                             5.500% 02/01/12                                     2,000,000        2,139,600

                            MI DETROIT
                                        GO,
                                          Refunding,
                                             Series 2001 B,
                                                Insured: MBIA,

                                             5.375% 04/01/14                                     3,650,000        3,951,599

                                                                           Local General Obligations Total       15,846,016

      SPECIAL NON - PROPERTY TAX - 2.1%

      GA COBB-MARIETTA COUNTY COLISEUM
              & EXHIBIT HALL AUTHORITY
                     REVENUE REFUNDING
                                        Series 2005,
                                          Insured: MBIA,

                                             5.250% 10/01/19                                     2,430,000        2,707,822

                                                                          Special Non - Property Tax Total        2,707,822

                                                                                        TAX - BACKED TOTAL       27,891,944

TRANSPORTATION - 1.9%

      TRANSPORTATION - 1.9%

 GA METROPOLITAN ATLANTA RAPID TRANSIT
           AUTHORITY REVENUE REFUNDING
                                        Series 1992,
                                          Insured: MBIA,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

      TRANSPORTATION - (CONTINUED)

                                             6.250% 07/01/18                                     2,000,000        2,354,940

                                                                                      Transportation Total        2,354,940

                                                                                      TRANSPORTATION TOTAL        2,354,940

UTILITIES - 17.2%

      INVESTOR OWNED - 4.9%

          GA MONROE COUNTY DEVELOPMENT
   AUTHORITY POLLUTION CONTROL REVENUE
                                        Georgia Power Company Plant Scherer Project,
                                          Series 2001, Mandatory Put 12/01/08 @ 100,
                                             Insured: AMBAC,

                                             4.200% 01/01/12                                     5,000,000        5,084,000
                                        Oglethorpe Power Corporation Project,
                                          Series 1992 A,

                                             6.800% 01/01/12                                     1,000,000        1,153,300

                                                                                      Investor Owned Total        6,237,300

      JOINT POWER AUTHORITY - 0.8%

                 GA MUNICIPAL ELECTRIC
                     AUTHORITY REVENUE

                                        Project One Subordinated,
                                          Series 1998 A,
                                             Insured: MBIA,

                                             5.250% 01/01/13                                     1,000,000        1,093,560

                                                                               Joint Power Authority Total        1,093,560

      MUNICIPAL ELECTRIC - 1.7%

              TX SAM RAYBURN MUNICIPAL
                  POWER AGENCY REVENUE
                                        Refunding,
                                          Series 2002,

                                             6.000% 10/01/16                                     2,000,000        2,141,620

                                                                                  Municipal Electric Total        2,141,620

      WATER & SEWER - 9.8%

      GA CHEROKEE COUNTY WATER & SEWER
           AUTHORITY REVENUE REFUNDING
                                        Series 1993,
                                          Insured: MBIA,

                                             5.300% 08/01/09                                       350,000          363,444

       GA COBB & MARIETTA COUNTY WATER
                     AUTHORITY REVENUE
                                        Series 2000,

                                             5.125% 11/01/20                                     5,195,000        5,601,872

              GA COLUMBUS COUNTY WATER
             & SEWER REVENUE REFUNDING
                                        Series 2003,
                                          Insured: FSA,

                                             5.250% 05/01/13                                     2,220,000        2,442,644

    GA GRIFFIN COMBINED PUBLIC UTILITY
         IMPROVEMENT REVENUE REFUNDING
                                        Series 2002,


________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

      WATER & SEWER - (CONTINUED)

                                          Insured: AMBAC,

                                             5.125% 01/01/19                                     2,585,000        2,787,690

           GA UPPER OCONEE BASIN WATER
           AUTHORITY REVENUE REFUNDING
                                        Series 2005,
                                          Insured: MBIA,

                                             5.000% 07/01/17                                     1,140,000        1,247,593

                                                                                       Water & Sewer Total       12,443,243

                                                                                           UTILITIES TOTAL       21,915,723

                                               TOTAL MUNICIPAL BONDS
                                               (COST OF $116,963,198)                                           121,702,419

                                                                                                  SHARES

INVESTMENT COMPANY - 3.3%

                                               Columbia Tax-Exempt Reserves,
                                                 Capital Class (c)                               4,187,000        4,187,000

                                               TOTAL INVESTMENT COMPANY
                                               (COST OF $4,187,000)                                               4,187,000

                                               TOTAL INVESTMENTS - 98.9%
                                               (COST OF $121,150,198)(D)(E)                                     125,889,419

                                               OTHER ASSETS & LIABILITIES, NET - 1.1%                             1,338,921

                                               NET ASSETS - 100.0%                                              127,228,340

NOTES TO INVESTMENT PORTFOLIO:


*     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Investments in other investment companies are valued at net asset value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

________________________________________________________________________________
December 31, 2005 (Unaudited)  Columbia Georgia Intermediate Municipal Bond Fund

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)   Zero coupon bond.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)   Cost for federal income tax purposes is $121,150,198.

(e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

          Unrealized        Unrealized       Net Unrealized
         APPRECIATION      DEPRECIATION       APPRECIATION
         ------------      ------------      --------------
          $4,894,989        $(155,768)         $4,739,221

      ACRONYM     NAME
      -------     ----
      AMBAC       Ambac Assurance Corp.
      AMT         Alternative Minimum Tax
      FGIC        Financial Guaranty Insurance Co.
      FHA         Federal Housing Administration
      FNMA        Federal National Mortgage Association
      FSA         Financial Security Assurance Inc.
      GO          General Obligation
      MBIA        MBIA Insurance Corp.

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)*

COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 10.5%

      AUTO COMPONENTS - 0.0%

                                        Goodyear Tire & Rubber Co. (a)                               8,700          151,206
                                                                                     Auto Components Total          151,206

      AUTOMOBILES - 0.4%
                                        Harley-Davidson, Inc.                                       39,000        2,008,110
                                                                                         Automobiles Total        2,008,110

      DISTRIBUTORS - 0.1%
                                        Genuine Parts Co.                                            4,700          206,424
                                                                                        Distributors Total          206,424

      DIVERSIFIED CONSUMER SERVICES - 0.0%
                                        Apollo Group, Inc., Class A (a)                                800           48,368
                                        H&R Block, Inc.                                              2,200           54,010
                                                                       Diversified Consumer Services Total          102,378

      HOTELS, RESTAURANTS & LEISURE - 2.1%
                                        Carnival Corp.                                               8,700          465,189
                                        Darden Restaurants, Inc.                                    78,500        3,052,080
                                        International Game Technology                               36,600        1,126,548
                                        McDonald's Corp.                                            58,700        1,979,364
                                        Yum! Brands, Inc.                                           59,200        2,775,296
                                                                       Hotels, Restaurants & Leisure Total        9,398,477

      HOUSEHOLD DURABLES - 0.5%
                                        Black & Decker Corp.                                         2,500          217,400
                                        Pulte Homes, Inc.                                           53,700        2,113,632
                                                                                  Household Durables Total        2,331,032

      INTERNET & CATALOG RETAIL - 0.4%
                                        Amazon.com, Inc. (a)                                         1,400           66,010
                                        eBay, Inc. (a)                                              38,200        1,652,150
                                                                           Internet & Catalog Retail Total        1,718,160

      MEDIA - 2.9%
                                        Comcast Corp., Class A (a)                                  58,600        1,521,256
                                        Gannett Co., Inc.                                           14,900          902,493
                                        McGraw-Hill Companies, Inc.                                 39,500        2,039,385
                                        Time Warner, Inc.                                          201,500        3,514,160
                                        Tribune Co.                                                  4,200          127,092
                                        Viacom, Inc., Class B                                      109,300        3,563,180
                                        Walt Disney Co.                                             67,700        1,622,769
                                                                                               Media Total       13,290,335

      MULTILINE RETAIL - 1.4%
                                        Dollar General Corp.                                        44,800          854,336
                                        Federated Department Stores, Inc.                           20,100        1,333,233


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

      MULTILINE RETAIL - (CONTINUED)

                                        J.C. Penney Co., Inc.                                       26,700        1,484,520
                                        Nordstrom, Inc.                                             71,300        2,666,620
                                        Target Corp.                                                 4,400          241,868
                                                                                    Multiline Retail Total        6,580,577

      SPECIALTY RETAIL - 2.5%
                                        Autonation, Inc. (a)                                        84,500        1,836,185
                                        Bed Bath & Beyond, Inc. (a)                                 15,000          542,250
                                        Home Depot, Inc.                                            81,700        3,307,216
                                        Linens 'N Things, Inc. (a)                                  42,900        1,141,140
                                        Lowe's Companies, Inc.                                      15,400        1,026,564
                                        OfficeMax, Inc.                                              1,700           43,112
                                        Sherwin-Williams Co.                                        40,700        1,848,594
                                        Staples, Inc.                                               60,100        1,364,871
                                        TJX Companies, Inc.                                          7,200          167,256
                                                                                    Specialty Retail Total       11,277,188

      TEXTILES, APPAREL & LUXURY GOODS -0.2%
                                        Coach, Inc. (a)                                             21,700          723,478
                                        Jones Apparel Group, Inc.                                    4,974          152,801
                                        Liz Claiborne, Inc.                                          2,600           93,132
                                        V.F. Corp.                                                   1,100           60,874
                                                                    Textiles, Apparel & Luxury Goods Total        1,030,285
                                                                              CONSUMER DISCRETIONARY TOTAL       48,094,172

CONSUMER STAPLES - 9.0%

      BEVERAGES - 2.3%
                                        Coca-Cola Co.                                              153,300        6,179,523
                                        Pepsi Bottling Group, Inc.                                   3,600          102,996
                                        PepsiCo, Inc.                                               67,300        3,976,084
                                                                                           Beverages Total       10,258,603

      FOOD & STAPLES RETAILING - 1.6%
                                        Kroger Co. (a)                                             127,600        2,409,088
                                        Safeway, Inc.                                               20,800          492,128
                                        SUPERVALU, Inc.                                             19,500          633,360
                                        Sysco Corp.                                                 26,500          822,825
                                        Wal-Mart Stores, Inc.                                       67,600        3,163,680
                                                                            Food & Staples Retailing Total        7,521,081

      FOOD PRODUCTS - 0.4%
                                        General Mills, Inc.                                          3,200          157,824
                                        H.J. Heinz Co.                                               9,900          333,828


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

      FOOD PRODUCTS - (CONTINUED)

                                        Kellogg Co.                                                  4,900          211,778
                                        Tyson Foods, Inc., Class A                                  69,000        1,179,900
                                                                                       Food Products Total        1,883,330

      HOUSEHOLD PRODUCTS - 2.4%
                                        Clorox Co.                                                  25,700        1,462,073
                                        Colgate-Palmolive Co.                                        1,000           54,850
                                        Kimberly-Clark Corp.                                        48,200        2,875,130
                                        Procter & Gamble Co.                                       115,500        6,685,140
                                                                                  Household Products Total       11,077,193

         TOBACCO - 2.3%
                                        Altria Group, Inc.                                          85,900        6,418,448
                                        Reynolds American, Inc.                                     41,600        3,965,728
                                                                                             Tobacco Total       10,384,176
                                                                                    CONSUMER STAPLES TOTAL       41,124,383

ENERGY - 8.8%

      ENERGY EQUIPMENT & SERVICES - 0.5%
                                        BJ Services Co.                                             23,300          854,411
                                        Schlumberger Ltd.                                           12,900        1,253,235
                                                                         Energy Equipment & Services Total        2,107,646

      OIL & GAS SERVICES - 8.3%
                                        Anadarko Petroleum Corp.                                     7,400          701,150
                                        Apache Corp.                                                18,200        1,247,064
                                        Burlington Resources, Inc.                                  13,800        1,189,560
                                        Chevron Corp.                                              102,600        5,824,602
                                        ConocoPhillips                                             103,800        6,039,084
                                        Devon Energy Corp.                                          23,900        1,494,706
                                        Exxon Mobil Corp.                                          260,100       14,609,817
                                        Kerr-McGee Corp.                                             6,600          599,676
                                        Marathon Oil Corp.                                          11,500          701,155
                                        Occidental Petroleum Corp.                                  29,900        2,388,412
                                        Sunoco, Inc.                                                29,700        2,327,886
                                        Valero Energy Corp.                                         16,000          825,600
                                                                                  Oil & Gas Services Total       37,948,712
                                                                                              ENERGY TOTAL       40,056,358

FINANCIALS - 20.0%

      CAPITAL MARKETS - 4.4%
                                        Ameriprise Financial, Inc.                                  14,000          574,000
                                        Bank of New York Co., Inc.                                  50,700        1,614,795
                                        Charles Schwab Corp.                                        88,400        1,296,828


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      CAPITAL MARKETS - (CONTINUED)

                                        Franklin Resources, Inc.                                       700           65,807
                                        Goldman Sachs Group, Inc.                                   39,700        5,070,087
                                        Lehman Brothers Holdings, Inc.                              23,900        3,063,263
                                        Mellon Financial Corp.                                      13,700          469,225
                                        Merrill Lynch & Co., Inc.                                   52,300        3,542,279
                                        Morgan Stanley                                              56,700        3,217,158
                                        State Street Corp.                                          17,800          986,832
                                                                                     Capital Markets Total       19,900,274

      COMMERCIAL BANKS - 3.2%
                                        BB&T Corp.                                                  30,227        1,266,814
                                        Comerica, Inc.                                              12,100          686,796
                                        Fifth Third Bancorp                                         15,500          584,660
                                        KeyCorp                                                     14,600          480,778
                                        National City Corp.                                         71,900        2,413,683
                                        PNC Financial Services Group, Inc.                           5,700          352,431
                                        Regions Financial Corp.                                      7,500          256,200
                                        U.S. Bancorp                                               104,800        3,132,472
                                        Wachovia Corp.                                              16,400          866,904
                                        Wells Fargo & Co.                                           52,000        3,267,160
                                        Zions Bancorporation                                        15,700        1,186,292
                                                                                    Commercial Banks Total       14,494,190

      CONSUMER FINANCE - 0.7%
                                        American Express Co.                                        49,700        2,557,562
                                        Capital One Financial Corp.                                  5,900          509,760
                                        SLM Corp.                                                      600           33,054
                                                                                    Consumer Finance Total        3,100,376

      DIVERSIFIED FINANCIAL SERVICES - 3.4%
                                        CIT Group, Inc.                                             18,800          973,464
                                        Citigroup, Inc. ClassA                                     206,000        9,997,180
                                        JPMorgan Chase & Co.                                       112,100        4,449,249
                                                                      Diversified Financial Services Total       15,419,893

      INSURANCE - 6.9%
                                        Ace Ltd.                                                    34,000        1,816,960
                                        AFLAC, Inc.                                                  4,400          204,248
                                        Allstate Corp.                                              70,500        3,811,935
                                        American International Group, Inc.                         108,500        7,402,955
                                        Aon Corp.                                                      800           28,760
                                        Chubb Corp.                                                  1,500          146,475
                                        Hartford Financial Services Group, Inc.                      8,800          755,832


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      INSURANCE - (CONTINUED)

                                        Loews Corp.                                                  8,500          806,225
                                        MBIA, Inc.                                                  21,100        1,269,376
                                        MetLife, Inc.                                               66,200        3,243,800
                                        Principal Financial Group, Inc.                             48,600        2,305,098
                                        Progressive Corp.                                            9,300        1,086,054
                                        Prudential Financial, Inc.                                  39,300        2,876,367
                                        SAFECO Corp.                                                15,700          887,050
                                        St. Paul Travelers Companies, Inc.                          57,900        2,586,393
                                        Torchmark Corp.                                              1,285           71,446
                                        UICI                                                        19,843          704,625
                                        UnumProvident Corp.                                         35,700          812,175
                                        XL Capital Ltd., Class A                                    13,400          902,892
                                                                                           Insurance Total       31,718,666

      REAL ESTATE - 0.6%
                                        Equity Office Properties Trust, REIT                        55,600        1,686,348
                                        Equity Residential Property Trust, REIT                        200            7,824
                                        Plum Creek Timber Co., Inc., REIT                            9,161          330,254
                                        Public Storage, Inc., REIT                                   6,900          467,268
                                        Vornado Realty Trust, REIT                                     700           58,429
                                                                                         Real Estate Total        2,550,123

      THRIFTS & MORTGAGE FINANCE - 0.8%
                                        Countrywide Financial Corp.                                 20,500          700,895
                                        Fannie Mae                                                  18,800          917,628
                                        Freddie Mac                                                 10,500          686,175
                                        MGIC Investment Corp.                                       14,100          928,062
                                        Sovereign Bancorp, Inc.                                      9,100          196,742
                                        Washington Mutual, Inc.                                      8,600          374,100
                                                                          Thrifts & Mortgage Finance Total        3,803,602
                                                                                          FINANCIALS TOTAL       90,987,124

HEALTH CARE - 12.5%

      BIOTECHNOLOGY - 1.7%
                                        Amgen, Inc. (a)                                             61,600        4,857,776
                                        Applera Corp. - Applied Biosystems Group                       700           18,592
                                        Genzyme Corp. (a)                                            3,100          219,418
                                        Gilead Sciences, Inc. (a)                                   52,200        2,747,286
                                                                                       Biotechnology Total        7,843,072

      HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
                                        Bausch & Lomb, Inc.                                          5,200          353,080
                                        Baxter International, Inc.                                  12,800          481,920
                                        Boston Scientific Corp. (a)                                 98,300        2,407,367


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      HEALTH CARE EQUIPMENT & SUPPLIES - (CONTINUED)

                                        Fisher Scientific International, Inc. (a)                    9,000          556,740
                                        Medtronic, Inc.                                             26,100        1,502,577
                                        PerkinElmer, Inc.                                            7,400          174,344
                                        Waters Corp. (a)                                            11,500          434,700
                                                                    Health Care Equipment & Supplies Total        5,910,728

      HEALTH CARE PROVIDERS & SERVICES - 3.9%
                                        Aetna, Inc.                                                 15,800        1,490,098
                                        AmerisourceBergen Corp.                                     60,400        2,500,560
                                        Beverly Enterprises, Inc. (a)                               93,400        1,089,978
                                        Cardinal Health, Inc.                                       11,500          790,625
                                        Caremark Rx, Inc. (a)                                       11,200          580,048
                                        CIGNA Corp.                                                 40,400        4,512,680
                                        Coventry Health Care, Inc. (a)                                 400           22,784
                                        Express Scripts, Inc. (a)                                    5,400          452,520
                                        HCA, Inc.                                                   14,300          722,150
                                        Humana, Inc. (a)                                            13,652          741,713
                                        McKesson Corp.                                              23,200        1,196,888
                                        UnitedHealth Group, Inc.                                    60,500        3,759,470
                                                                    Health Care Providers & Services Total       17,859,514

      PHARMACEUTICALS - 5.6%
                                        Abbott Laboratories                                         68,400        2,697,012
                                        Bristol-Myers Squibb Co.                                     6,200          142,476
                                        Eli Lilly & Co.                                              1,900          107,521
                                        Forest Laboratories, Inc. (a)                               43,500        1,769,580
                                        Johnson & Johnson                                          131,100        7,879,110
                                        King Pharmaceuticals, Inc. (a)                               9,200          155,664
                                        Merck & Co., Inc.                                           57,700        1,835,437
                                        Pfizer, Inc.                                               317,000        7,392,440
                                        Watson Pharmaceuticals, Inc. (a)                            20,451          664,862
                                        Wyeth                                                       63,900        2,943,873
                                                                                     Pharmaceuticals Total       25,587,975
                                                                                         HEALTH CARE TOTAL       57,201,289

INDUSTRIALS - 10.7%

      AEROSPACE & DEFENSE - 2.0%
                                        Boeing Co.                                                  29,100        2,043,984
                                        General Dynamics Corp.                                      20,500        2,338,025
                                        Lockheed Martin Corp.                                       20,900        1,329,867
                                        Northrop Grumman Corp.                                      19,900        1,196,189


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      AEROSPACE & DEFENSE - (CONTINUED)

                                        Raytheon Co.                                                43,200        1,734,480
                                        Rockwell Collins, Inc.                                       6,400          297,408
                                        United Technologies Corp.                                    3,100          173,321
                                                                                 Aerospace & Defense Total        9,113,274

      AIR FREIGHT & LOGISTICS - 1.0%
                                        FedEx Corp.                                                  7,400          765,086
                                         United Parcel Service, Inc., Class B                       48,100        3,614,715
                                                                             Air Freight & Logistics Total        4,379,801

      BUILDING PRODUCTS - 0.2%
                                        American Standard Companies, Inc.                            8,700          347,565
                                        Masco Corp.                                                 26,100          787,959
                                                                                   Building Products Total        1,135,524

      COMMERCIAL SERVICES & SUPPLIES - 1.2%
                                        Cendant Corp.                                              155,100        2,675,475
                                        Equifax, Inc.                                               41,700        1,585,434
                                        Pitney Bowes, Inc.                                           3,558          150,326
                                        R.R. Donnelley & Sons Co.                                    9,011          308,266
                                        Robert Half International, Inc.                             24,420          925,274
                                                                      Commercial Services & Supplies Total        5,644,775

      CONSTRUCTION & ENGINEERING - 0.1%
                                        Fluor Corp.                                                  7,400          571,724
                                                                          Construction & Engineering Total          571,724

      ELECTRICAL EQUIPMENT - 0.6%
                                        Cooper Industries Ltd., Class A                             11,100          810,300
                                        Emerson Electric Co.                                        21,600        1,613,520
                                        Rockwell Automation, Inc.                                    1,800          106,488
                                                                                Electrical Equipment Total        2,530,308

      INDUSTRIAL CONGLOMERATES - 3.8%
                                        3M Co.                                                      51,300        3,975,750
                                        General Electric Co. (b)                                   294,300       10,315,215
                                        Tyco International Ltd.                                    101,400        2,926,404
                                                                            Industrial Conglomerates Total       17,217,369

      MACHINERY - 1.0%
                                        Cummins, Inc.                                                2,800          251,244
                                        Danaher Corp.                                                3,100          172,918
                                        Illinois Tool Works, Inc.                                    8,800          774,312
                                        Ingersoll-Rand Co., Ltd., Class A                           38,800        1,566,356
                                        ITT Industries, Inc.                                        15,800        1,624,556
                                        Navistar International Corp. (a)                             6,700          191,754


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      MACHINERY - (CONTINUED)

                                        Parker Hannifin Corp.                                        2,200          145,112
                                                                                           Machinery Total        4,726,252

      ROAD & RAIL - 0.8%
                                        Burlington Northern Santa Fe Corp.                          23,500        1,664,270
                                        CSX Corp.                                                   27,700        1,406,329
                                        Norfolk Southern Corp.                                      11,100          497,613
                                                                                         Road & Rail Total        3,568,212
                                                                                         INDUSTRIALS TOTAL       48,887,239

INFORMATION TECHNOLOGY - 14.3%

      COMMUNICATIONS EQUIPMENT - 3.1%
                                        Cisco Systems, Inc. (a)                                    435,000        7,447,200
                                        Corning, Inc. (a)                                            8,700          171,042
                                        Motorola, Inc.                                             197,200        4,454,748
                                        QUALCOMM, Inc.                                              49,700        2,141,076
                                                                            Communications Equipment Total       14,214,066

      COMPUTERS & PERIPHERALS - 3.0%
                                        Apple Computer, Inc. (a)                                    26,800        1,926,652
                                        Dell, Inc. (a)                                             120,300        3,607,797
                                        EMC Corp. (a)                                                4,400           59,928
                                        Hewlett-Packard Co.                                        135,300        3,873,639
                                        International Business Machines Corp                        48,900        4,019,580
                                        Lexmark International, Inc., Class A (a)                     3,600          161,388
                                        QLogic Corp. (a)                                               700           22,757
                                        Seagate Technology, Inc., Escrow Shares (a)                 97,200              972
                                                                             Computers & Peripherals Total       13,672,713

      INTERNET SOFTWARE & SERVICES - 0.1%
                                        Yahoo!, Inc. (a)                                            18,500          724,830
                                                                        Internet Software & Services Total          724,830

      IT SERVICES - 0.5%
                                        Fiserv, Inc. (a)                                            53,800        2,327,926
                                                                                         IT Services Total        2,327,926

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
                                        Analog Devices, Inc.                                        21,800          781,966
                                        Freescale Semiconductor, Inc., Class B (a)                  36,500          918,705
                                        Intel Corp.                                                385,500        9,622,080
                                        Linear Technology Corp.                                      7,600          274,132


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (CONTINUED)

                                        LSI Logic Corp. (a)                                         67,600          540,800
                                        Micron Technology, Inc. (a)                                  4,800           63,888
                                        National Semiconductor Corp.                                31,600          820,968
                                        NVIDIA Corp. (a)                                            36,400        1,330,784
                                        Texas Instruments, Inc.                                    163,300        5,237,031
                                                            Semiconductors & Semiconductor Equipment Total       19,590,354

      SOFTWARE - 3.3%
                                        Autodesk, Inc.                                              27,100        1,163,945
                                        Intuit, Inc. (a)                                            12,400          660,920
                                        Microsoft Corp. (b)                                        303,700        7,941,755
                                        Oracle Corp. (a)                                           335,800        4,100,118
                                        Siebel Systems, Inc.                                        95,500        1,010,390
                                                                                            Software Total       14,877,128
                                                                              INFORMATION TECHNOLOGY TOTAL       65,407,017

MATERIALS - 2.8%

      CHEMICALS - 0.6%
                                        Dow Chemical Co.                                            48,200        2,112,124
                                        Eastman Chemical Co.                                         4,900          252,791
                                        International Flavors & Fragrances, Inc.                       835           27,972
                                        PPG Industries, Inc.                                         8,100          468,990
                                                                                           Chemicals Total        2,861,877

      CONSTRUCTION MATERIALS - 0.1%
                                        Vulcan Materials Co.                                         8,900          602,975
                                                                              Construction Materials Total          602,975

      CONTAINERS & PACKAGING - 0.2%
                                        Ball Corp.                                                  14,022          556,954
                                        Sealed Air Corp. (a)                                         1,499           84,199
                                                                              Containers & Packaging Total          641,153

      METALS & MINING - 1.8%
                                        Freeport-McMoRan Copper & Gold, Inc., Class B               45,900        2,469,420
                                        Nucor Corp.                                                 51,300        3,422,736
                                        Phelps Dodge Corp.                                          16,200        2,330,694
                                                                                     Metals & Mining Total        8,222,850


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

      PAPER & FOREST PRODUCTS - 0.1%
                                        MeadWestvaco Corp.                                          12,162          340,901
                                                                             Paper & Forest Products Total          340,901
                                                                                           MATERIALS TOTAL       12,669,756

TELECOMMUNICATION SERVICES - 2.9%

      DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
                                        AT&T, Inc.                                                 140,000        3,428,600
                                        BellSouth Corp.                                             89,300        2,420,030
                                        MCI, Inc.                                                   33,900          668,847
                                        Sprint Nextel Corp.                                         70,100        1,637,536
                                        Verizon Communications, Inc.                               163,200        4,915,584
                                                              Diversified Telecommunication Services Total       13,070,597
                                                                          TELECOMMUNICATION SERVICES TOTAL       13,070,597

UTILITIES - 3.0%

      ELECTRIC UTILITIES - 1.4%
                                        American Electric Power Co., Inc.                           50,400        1,869,336
                                        Edison International                                         8,800          383,768
                                        Entergy Corp.                                                9,800          672,770
                                        FirstEnergy Corp.                                           46,300        2,268,237
                                        PPL Corp.                                                    8,700          255,780
                                        Progress Energy, Inc.                                       27,200        1,194,624
                                                                                  Electric Utilities Total        6,644,515

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%

                                        Duke Energy Corp.                                           53,900        1,479,555
                                        TXU Corp.                                                   41,400        2,077,866
                                                        Independent Power Producers & Energy Traders Total        3,557,421

      MULTI - UTILITIES - 0.8%

                                        CenterPoint Energy, Inc.                                   199,300        2,561,005
                                        PG&E Corp.                                                  27,600        1,024,512
                                                                                   Multi - Utilities Total        3,585,517
                                                                                           UTILITIES TOTAL       13,787,453

                                        TOTAL COMMON STOCKS
                                        (COST OF $372,144,158)                                                  431,285,388

                                                                                                 CONTRACTS        VALUE ($)

PURCHASED CALL OPTIONS - 0.1%

                                        Euro 1 Year Swaption
                                        Strike Price: $3.75
                                        Expiring: 07/10/06                                         100,000           75,054

                                        TOTAL PURCHASED CALL OPTIONS
                                        (COST OF $56,720)                                                            75,054


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


                                                                                                    PAR($)

SHORT-TERM OBLIGATIONS - 5.4%

                                        Repurchase agreement with State
                                          Street Bank & Trust Co., dated
                                          12/30/05, due 01/03/06 at
                                          4.080%, collateralized by a
                                          U.S. Government Obligation
                                          maturing 02/23/07, market value
                                          of $24,939,009 (repurchase
                                          proceeds $24,460,084)                                 24,449,000       24,449,000

                                        TOTAL SHORT-TERM OBLIGATIONS
                                        (COST OF $24,449,000)                                                    24,449,000

                                        TOTAL INVESTMENTS - 99.9%
                                        (COST OF $396,649,878)(D)(E)                                            455,809,442

                                        OTHER ASSETS & LIABILITIES, NET - 0.1%                                      354,832

                                        NET ASSETS - 100.0%                                                     456,164,274


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

      Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

      Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

      Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a)   Non-income producing security.

(b)   Security pledged as collateral for open futures contracts.

(d)   Cost for federal income tax purposes is $396,649,878.

(e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       UNREALIZED       UNREALIZED       NET UNREALIZED
      APPRECIATION     DEPRECIATION       APPRECIATION
      ------------     ------------      --------------
      $65,301,413      ($6,141,849)       $59,159,564

________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund

At December 31, 2005, the Fund held the following open long futures contracts:


                                                                   Expiration      Unrealized
TYPE              CONTRACTS      VALUE      AGGREGATE FACE VALUE      DATE        DEPRECIATION
-----------------------------------------------------------------------------------------------
S & P 500 Index      96       $30,355,459       $30,115,200          Mar-06        $(240,589)


At December 31, 2005, the Fund held the following open long swap contracts:


                               NOTIONAL      PAYMENTS MADE BY THE      PAYMENTS RECEIVED BY THE      UNREALIZED
DESCRIPTION                     AMOUNT               FUND                       FUND                DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Contract with Bear Stearns,                 Notional Amount X          Notional Amount X
   Effective: 10/06/05                      (Morgan Stanley )          (Morgan Stanley)
   Expires: 04/21/06          $ 5,154,639   Max (0, Strike^2-Vol^2)    Max (0, Vol^2-Strike^2)           (105,670)

Contract with Bear Stearns,                 Notional Amount X          Notional Amount X
   Effective: 10/06/05                      (SPX Index)                (SPX Index)
   Expires: 04/21/06            13,071895   Max (0, Strike^2-Vol^2)    Max (0, Vol^2-Strike^2)                  0
                                                                                                  -----------------
                                                                       Total unrealized
                                                                       depreciation                   $  (105,670)
                                                                                                  =================


At December 31, 2005, the Fund held the following open long swap contracts:


                               NOTIONAL      PAYMENTS MADE BY THE      PAYMENTS RECEIVED BY THE      UNREALIZED
DESCRIPTION                      AMOUNT              FUND                       FUND                APPRECIATION
----------------------------------------------- -------------------------------------------------------------------
Contract with Bear Stearns,                 Notional Amount X          Notional Amount X
   Effective: 10/06/05                      (Morgan Stanley)           (Morgan Stanley)
   Expires: 04/21/06          $(5,154,639)  Max (0, Strike^2-Vol^2)    Max (0, Vol^2-Strike^2)        $         0

Contract with Bear Stearns,                 Notional Amount X          Notional Amount X
   Effective: 10/06/05                      (SPX Index)                (SPX Index)
   Expires: 04/21/06          (13,071,895)  Max (0, Strike^2-Vol^2)    Max (0, Vol^2-Strike^2)            105,882
                                                                                                  -----------------
                                                                       Total unrealized
                                                                       appreciation                   $   105,882
                                                                                                  =================


At December 31, 2005, the Fund had entered into the following forward currency exchange contracts:


Forward  Currency Contracts                                   Aggregate      Settlement     Unrealized
to Sell                       In exchange for   Value         Face Value        Date       Appreciation
---------------------------------------------------------------------------------------------------------
CHF                                EUR          $ 1,997,252   $ 1,997,549     01/05/06      $   20,297
CHF                                USD            1,975,409     2,000,000     01/05/06          24,590
EUR                                GBP            2,001,335     2,004,352     01/05/06           3,017
JPY                                USD            2,036,024     2,000,000     01/05/06         (36,024)
                                                                                           --------------
                                                                                            $   11,880
                                                                                           ==============


________________________________________________________________________________
December 31, 2005 (Unaudited)              Columbia Large Cap Enhanced Core Fund


Forward  Currency Contracts                                   Aggregate      Settlement     Unrealized
to Buy                        In exchange for   Value         Face Value        Date        Depreciation
---------------------------------------------------------------------------------------------------------
EUR                                 CHF         $ 2,001,335   $ 1,997,549     01/05/06      $     3,786
GBP                                 EUR           1,996,971     2,004,352     01/05/06          (37,381)
                                                                                           --------------
                                                                                            $   (33,595)
                                                                                           ==============

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)*

MUNICIPAL BONDS - 99.0%

EDUCATION - 1.9%

      EDUCATION - 1.9%

    MD STATE HEALTH & HIGHER EDUCATION
          FACILITIES AUTHORITY REVENUE

                                        College of Notre Dame Project,
                                          Series 1998,
                                             Insured: MBIA,
                                             4.600% 10/01/14                                       510,000          542,064

       MD STATE INDUSTRIAL DEVELOPMENT
           FINANCING AUTHORITY REVENUE
                                        Refunding,
                                          American Center for Physics Facilities Project,
                                             Series 2001,
                                             5.250% 12/15/15                                     1,000,000        1,080,690

       MD UNIVERSITY SYSTEMS AUXILIARY
          FACILITIES & TUITION REVENUE

                                         Series 2000 A,
                                             5.000% 10/01/08                                     1,975,000        2,065,751
                                                                                           Education Total        3,688,505
                                                                                           EDUCATION TOTAL        3,688,505

HEALTH CARE - 2.9%

      HOSPITALS - 2.9%

  MD STATE HEALTH & HIGHER EDUCATIONAL
          FACILITIES AUTHORITY REVENUE
                                        Johns Hopkins Medical Project,
                                          Series 1998,
                                             Insured: MBIA,
                                             5.000% 07/01/29                                     1,000,000        1,032,710

          MS STATE HOSPITAL FACILITIES
         & EQUIPMENT AUTHORITY REVENUE
                                        Forrest County General Hospital Project,
                                          Series 2000,
                                             Insured: FSA:
                                             5.500% 01/01/24                                     3,100,000        3,288,046
                                             5.625% 01/01/20                                     1,000,000        1,082,630

                                                                                           Total Hospitals        5,403,386
                                                                                         HEALTH CARE TOTAL        5,403,386

HOUSING - 8.6%

      MULTI-FAMILY - 3.8%

          MD MONTGOMERY COUNTY HOUSING
              OPPORTUNITIES COMMISSION
         MULTI-FAMILY MORTGAGE REVENUE
                                        Series 2000 A,
                                             6.100% 07/01/30                                     1,500,000        1,568,250

         MD STATE ECONOMIC DEVELOPMENT
   CORPORATION STUDENT HOUSING REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

HOUSING - (CONTINUED)

      MULTI-FAMILY - (CONTINUED)

                                        Collegiate Housing Project,
                                          Series 1999 A,:
                                             5.300% 06/01/08                                       495,000          506,241
                                             5.600% 06/01/11                                       575,000          605,970
                                        Salisbury Collegiate Housing Project,
                                          Series 1999 A,:
                                             5.600% 06/01/10                                       575,000          600,726
                                             5.700% 06/01/12                                     1,000,000        1,051,390
                                             6.000% 06/01/19                                       815,000          856,418
                                             6.000% 06/01/30                                     1,850,000        1,933,287
                                                                                        Total Multi-Family        7,122,282

      SINGLE-FAMILY - 4.8%

      MD PRINCE GEORGES COUNTY HOUSING
      AUTHORITY SINGLE-FAMILY MORTGAGE
                               REVENUE
                                        Series 2000 A, AMT,
                                          Insured: GNMA,
                                             6.150% 08/01/19                                        30,000           31,245

        MD STATE COMMUNITY DEVELOPMENT
  ADMINISTRATION DEPARTMENT OF HOUSING
       & COMMUNITY DEVELOPMENT REVENUE
                                        Residential Project,:
                                          Series 1998 B, AMT,
                                             Insured: FHA,
                                             4.950% 09/01/11                                       500,000          515,165
                                          Series 1999 D, AMT,
                                             5.375% 09/01/24                                     2,410,000        2,479,817
                                          Single-Family Program,:
                                             Series 1997-1,
                                               Insured: FHA,
                                             4.950% 04/01/07                                       915,000          929,091
                                             Series 1998-3, AMT,:
                                             4.500% 04/01/08                                     3,440,000        3,500,647
                                             4.700% 04/01/10                                     1,685,000        1,730,950

                                                                                       Single-Family Total        9,186,915
                                                                                             HOUSING TOTAL       16,309,197

INDUSTRIALS - 0.6%

      MANUFACTURING - 0.6%

TN MAURY COUNTY INDUSTRIAL DEVELOPMENT
           BOARD MULTI-MODEL POLLUTION
                       CONTROL REVENUE
                                        General Motors Corp.-Saturn Corp.,
                                          Series 1997,


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      MANUFACTURING - (CONTINUED)

                                             6.500% 09/01/24                                     1,355,000        1,042,442
                                                                                       Manufacturing Total        1,042,442
                                                                                         INDUSTRIALS TOTAL        1,042,442

OTHER - 20.6%

      OTHER - 1.6%

     MD STATE TRANSPORTATION AUTHORITY

                                        Baltimore/Washington International Airport Project,
                                          Series 2002 A,
                                             Insured: AMBAC,
                                             4.500% 03/01/15                                     3,000,000        3,124,710
                                                                                               Other Total        3,124,710

      POOL / BOND BANK - 1.1%

    TX WATER DEVELOPMENT BOARD REVENUE
                                        Series 1997,
                                             5.000% 07/15/12                                     2,000,000        2,064,720
                                                                                    Pool / Bond Bank Total        2,064,720

      REFUNDED / ESCROWED (A) - 17.9%

      MD BALTIMORE CONSOLIDATED PUBLIC
                           IMPROVEMENT
                                        GO,
                                          Series 1997 A,
                                             Pre-refunded 10/15/07,
                                               Insured: FGIC,
                                             5.300% 10/15/16                                     1,740,000        1,834,360

  MD HOWARD COUNTY CONSOLIDATED PUBLIC
                           IMPROVEMENT
                                        GO,:
                                          Series 2000 A,
                                             Pre-refunded 02/15/08:
                                             5.250% 02/15/16                                     1,500,000        1,575,225
                                             5.250% 02/15/17                                     1,900,000        1,995,285
                                             5.250% 02/15/18                                     2,000,000        2,100,299
                                          Series 2002 A,
                                             Pre-refunded 02/15/12,
                                             5.250% 08/15/15                                     1,800,000        1,966,014

     MD MONTGOMERY COUNTY CONSOLIDATED
                    PUBLIC IMPROVEMENT
                                        GO,
                                          Series 1997 A,
                                             Pre-refunded 05/01/07,
                                             5.375% 05/01/13                                     1,000,000        1,046,810

 MD PRINCE GEORGES COUNTY CONSOLIDATED
                    PUBLIC IMPROVEMENT
                                        GO,
                                          Series 1999,
                                             Pre-refunded 10/01/09,
                                                Insured: FSA,


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                  PAR ($)         VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

      REFUNDED / ESCROWED (A) - (CONTINUED)

                                             5.000% 10/01/12                                     1,935,000        2,061,588

          MD QUEEN ANNES COUNTY SCHOOL
                   & PUBLIC FACILITIES
                                        GO,
                                          Series 2000,
                                             Pre-refunded 10/15/10,
                                               Insured: FGIC,
                                             5.250% 01/15/14                                     1,200,000        1,293,960

      MD STATE & LOCAL FACILITIES LOAN
                                        GO,:
                                          Series 1998-2,
                                             Pre-refunded 07/15/08,
                                             5.000% 07/15/11                                     1,000,000        1,051,260
                                          Series 1996-2,
                                             Pre-refunded 06/15/06,
                                             5.250% 06/15/11                                     1,550,000        1,594,671

  MD STATE HEALTH & HIGHER EDUCATIONAL
          FACILITIES AUTHORITY REVENUE
                                        Johns Hopkins Hospital Redevelopment Project,
                                          Series 1979,
                                             Escrowed to Maturity,
                                             5.750% 07/01/09                                     2,000,000        2,158,080
                                        Johns Hopkins University Project,
                                          Series 1999,
                                             Pre-refunded 07/01/09,
                                             6.000% 07/01/39                                     5,000,000        5,477,250

     MD STATE TRANSPORTATION AUTHORITY
                               REVENUE

                                        Transportation Facilities Project,
                                          Series 1978,
                                             Escrowed to Maturity,
                                             6.800% 07/01/16                                       680,000          787,345

       MD UNIVERSITY SYSTEMS AUXILIARY
          FACILITIES & TUITION REVENUE

                                        Series 1996 A, Pre-refunded
                                          04/01/06:
                                             5.600% 04/01/13                                     3,520,000        3,574,701
                                             5.600% 04/01/14                                     3,115,000        3,163,407
                                        Series 1997 A,
                                          Pre-refunded 04/01/07,
                                             5.125% 04/01/13                                     1,000,000        1,032,390

     MD WASHINGTON SUBURBAN SANITATION
                    DISTRICT AUTHORITY

                                        General Construction,
                                          GO,
                                             Series 2000,
                                               Pre-refunded 06/01/10,
                                             5.250% 06/01/22                                     1,000,000        1,075,160

  MO ST. LOUIS COUNTY MORTGAGE REVENUE
                                        Series 1989 A, AMT,
                                          Escrowed to Maturity,
                                             Insured: GNMA,


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

      REFUNDED / ESCROWED (A) - (CONTINUED)

                                             7.950% 08/01/09                                       150,000          161,837
                                                                                 Total Refunded / Escrowed       33,949,642
                                                                                               OTHER TOTAL       39,139,072

RESOURCE RECOVERY - 6.1%

      DISPOSAL - 3.9%

          FL ORANGE COUNTY SOLID WASTE
                    FACILITIES REVENUE
                                        Refunding,
                                          Series 2003,
                                             Insured: MBIA,
                                             5.000% 10/01/15                                     2,915,000        3,096,517

  MD PRINCE GEORGES COUNTY SOLID WASTE
             MANAGEMENT SYSTEM REVENUE
                                        Series 2003,
                                          Insured: MBIA,
                                             5.000% 06/15/08                                     4,135,000        4,302,799
                                                                                            Disposal Total        7,399,316

      RESOURCE RECOVERY - 2.2%

           MD NORTHEAST WASTE DISPOSAL
                     AUTHORITY REVENUE
                                        Refunding,
                                          Series 2003, AMT,
                                             Insured: AMBAC,
                                             5.500% 04/01/10                                     2,500,000        2,671,375

     MD NORTHEAST SOLID WASTE DISPOSAL
                     AUTHORITY REVENUE

                                        Montgomery County Resources Recreation Project,
                                          Series 1993 A, AMT,
                                             6.000% 07/01/07                                     1,500,000        1,540,245
                                                                                   Resource Recovery Total        4,211,620
                                                                                   RESOURCE RECOVERY TOTAL       11,610,936

TAX - BACKED - 48.0%

      LOCAL GENERAL OBLIGATIONS - 30.6%

                MD ANNE ARUNDEL COUNTY

                                        GO,
                                          Refunding,:
                                             Series 1995,:
                                             5.200% 04/01/08                                     2,855,000        2,888,061
                                             5.300% 04/01/10                                       500,000          505,860
                                          Series 2003,
                                             5.000% 03/01/13                                     4,045,000        4,394,528

      MD BALTIMORE CONSOLIDATED PUBLIC
                           IMPROVEMENT


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                  PAR ($)         VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      LOCAL GENERAL OBLIGATIONS - (CONTINUED)

                                        GO,:
                                          Series 1991 C,
                                          Insured: FGIC,
                                             6.375% 10/15/07                                     2,075,000        2,188,067
                                          Series 1998 B,
                                          Insured: FGIC,
                                             6.500% 10/15/08                                     1,000,000        1,045,400

                          MD BALTIMORE
                                        GO,
                                          Series 1989 B,
                                             Insured: MBIA,
                                             7.050% 10/15/07                                     1,000,000        1,064,780

                     MD HARFORD COUNTY
                                        GO,
                                          Series 1997,
                                             5.500% 12/01/07                                     1,000,000        1,041,570

  MD HOWARD COUNTY CONSOLIDATED PUBLIC
                           IMPROVEMENT
                                        GO,:
                                          Series 2002 A,
                                             5.000% 08/15/09                                     3,900,000        4,121,910
                                          Unrefunded Balance,
                                             Series 2002 A,
                                             5.250% 08/15/15                                       795,000          864,722

          MD LAUREL PUBLIC IMPROVEMENT

                                        GO,
                                          Refunding,
                                          Series 1996 A,
                                             Insured: FGIC,
                                             5.000% 10/01/11                                     1,530,000        1,564,486

     MD MONTGOMERY COUNTY CONSOLIDATED
                    PUBLIC IMPROVEMENT

                                        GO,:
                                          Series 1992 A,
                                             5.800% 07/01/07                                     1,500,000        1,556,325
                                          Series 1997 A,
                                             5.375% 05/01/08                                     1,000,000        1,046,370
                                          Series 2005 A,
                                             5.000% 06/01/24                                     5,000,000        5,348,550

                  MD MONTGOMERY COUNTY
                                        GO,
                                          Refunding,
                                             Series 2001,:
                                             5.250% 10/01/10                                     3,800,000        4,110,270
                                             5.250% 10/01/14                                     1,000,000        1,091,390

 MD PRINCE GEORGES COUNTY CONSOLIDATED
                    PUBLIC IMPROVEMENT
                                        GO,:
                                             5.125% 10/01/10                                     1,000,000        1,076,200
                                          Series 1999,
                                             Insured: FSA,


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      LOCAL GENERAL OBLIGATIONS - (CONTINUED)

                                             5.125% 10/01/16                                     3,300,000        3,517,041
                                          Series 2000,
                                             5.125% 10/01/08                                     1,000,000        1,048,940
                                          Series 2001,
                                             Insured: FGIC:
                                             5.250% 12/01/11                                     4,825,000        5,263,351
                                             5.250% 12/01/12                                     4,650,000        5,084,403
                                          Unrefunded Balance,
                                             Series 1999,
                                               Insured: FSA,
                                             5.000% 10/01/12                                        65,000           69,087

                  MD ST. MARY'S COUNTY
                                        GO,
                                          Refunding,
                                             Series 2003,
                                             3.000% 11/01/07                                     1,565,000        1,558,239

                MD WASHINGTON SUBURBAN
                   SANITATION DISTRICT
                                        GO,
                                          Water Supply,
                                             5.000% 06/01/18                                     3,180,000        3,451,349

 MD WICOMICO COUNTY PUBLIC IMPROVEMENT

                                        GO,
                                          Series 1997,
                                             Insured: MBIA:
                                             4.800% 12/01/10                                     1,290,000        1,335,021
                                             4.900% 12/01/11                                     1,355,000        1,403,401
                                             5.000% 12/01/12                                     1,425,000        1,479,606
                                                                           Local General Obligations Total       58,118,927

      SPECIAL NON - PROPERTY TAX - 5.3%

        MD BALTIMORE EXCHANGED REVENUE

                                        Series 1996 A,
                                          Insured: FGIC,
                                             5.900% 07/01/10                                     1,725,000        1,896,086

                MD STATE DEPARTMENT OF
                TRANSPORTATION REVENUE
                                        Series 2002,:
                                             5.500% 02/01/11                                     1,265,000        1,386,288
                                             5.500% 02/01/14                                     6,115,000        6,881,148
                                                                          Special Non - Property Tax Total       10,163,522

      SPECIAL PROPERTY TAX - 1.5%

     MD WASHINGTON SUBURBAN SANITATION
                    DISTRICT AUTHORITY
                                        GO,
                                          Refunding,
                                             Series 2001,
                                             5.000% 06/01/08                                     2,700,000        2,809,215
                                                                                Special Property Tax Total        2,809,215


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

      STATE APPROPRIATED - 0.3%

      MD STATE STADIUM AUTHORITY LEASE
                               REVENUE
                                        Ocean City Convention Project,
                                          Series 1995,
                                             5.375% 12/15/13                                       500,000          505,865
                                                                                  State Appropriated Total          505,865

      STATE GENERAL OBLIGATIONS - 10.3%

                         GU GOVERNMENT
                                        GO,
                                          Series 1993 A,
                                             5.200% 11/15/08                                       600,000          599,298

          MD BALTIMORE BOARD OF SCHOOL
   COMMISSIONERS SCHOOL SYSTEM REVENUE
                                        Series 2003 A,
                                             5.000% 05/01/12                                     1,375,000        1,487,420

                              MD STATE
                                        State & Local Facilities Loan,
                                          GO,:
                                             Series 2000,:
                                             5.500% 08/01/09                                     5,500,000        5,904,580
                                             5.750% 08/01/11                                     2,970,000        3,276,504
                                          Series 2002,
                                             5.500% 03/01/13                                     2,245,000        2,513,816

 PR PUBLIC BUILDINGS AUTHORITY REVENUE

                                        Guaranteed Refunding, Government Facilities,
                                          Series 2003 H,
                                             Insured: AMBAC,
                                             5.500% 07/01/18                                     5,000,000        5,716,350
                                                                           State General Obligations Total       19,497,968
                                                                                        TAX - BACKED TOTAL       91,095,497

TRANSPORTATION - 4.6%

      AIR TRANSPORTATION - 1.1%

              TN MEMPHIS SHELBY COUNTY
                     AIRPORT AUTHORITY
                                        Federal Express Corp.,
                                          Series 2001,
                                             5.000% 09/01/09                                     2,000,000        2,073,740
                                                                                  Air Transportation Total        2,073,740

      TRANSPORTATION - 3.5%

       DC WASHINGTON METROPOLITAN AREA
       TRANSPORTATION AUTHORITY REVENUE
                                        Refunding,
                                          Series 1993,
                                             Insured: FGIC,
                                             6.000% 07/01/10                                       350,000          388,006


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                  PAR ($)         VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

      TRANSPORTATION - (CONTINUED)

     MD STATE TRANSPORTATION AUTHORITY
           FACILITIES PROJECTS REVENUE

                                        Series 2004,
                                          Insured: FSA,
                                             5.250% 07/01/14                                     3,090,000        3,434,288

   MD STATE TRANSPORTATION AUTHORITY REVENUE

                                        Series 1992,
                                             5.800% 07/01/06                                     2,800,000        2,835,812
                                                                                      Transportation Total        6,658,106
                                                                                      TRANSPORTATION TOTAL        8,731,846

UTILITIES - 5.7%

      INVESTOR OWNED - 1.8%

           KS BURLINGTON ENVIRONMENTAL
                   IMPROVEMENT REVENUE
                                        Refunding, Kansas City Power & Light Project,
                                          Series 1998 K,
                                             4.750% 09/01/15                                     1,000,000        1,016,010

           MD CALVERT COUNTY POLLUTION
                       CONTROL REVENUE

                                        Refunding,
                                          Baltimore Gas & Electric Company Project,
                                             Series 1993,
                                             5.550% 07/15/14                                       800,000          811,672

    MD PRINCE GEORGES COUNTY POLLUTION
                       CONTROL REVENUE
                                        Refunding,
                                          Potomac Electric Project,
                                             Series 1995,
                                             5.750% 03/15/10                                     1,500,000        1,631,280
                                                                                      Investor Owned Total        3,458,962

      MUNICIPAL ELECTRIC - 3.9%

      TX AUSTIN UTILITY SYSTEM REVENUE
                                        Refunding,
                                          Series 1997,
                                             Insured: FSA,
                                             5.125% 11/15/13                                     3,000,000        3,089,520

        TX SAM RAYBURN MUNICIPAL POWER
                        AGENCY REVENUE

                                        Refunding,
                                          Series 2002,
                                             6.000% 10/01/16                                     2,000,000        2,141,620

 TX SAN ANTONIO ELECTRIC & GAS REVENUE
                                        GO,
                                          Refunding,
                                             Series 1998 A,


________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund


                                                                                                   PAR ($)        VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

      MUNICIPAL ELECTRIC - (CONTINUED)

                                             5.250% 02/01/16                                     2,000,000        2,109,820
                                                                                  Municipal Electric Total        7,340,960
                                                                                           UTILITIES TOTAL       10,799,922

                                        TOTAL MUNICIPAL BONDS
                                        (COST OF $182,634,973)                                                  187,820,803

                                                                                                    SHARES

INVESTMENT COMPANY - 0.4%

                                        Columbia Tax-Exempt Reserves,
                                          Capital Class (b)                                        744,279          744,279

                                        TOTAL INVESTMENT COMPANY
                                        (COST OF $744,279)                                                          744,279

                                        TOTAL INVESTMENTS - 99.4%
                                        (COST OF $183,379,252)(C)(D)                                            188,565,082

                                        OTHER ASSETS & LIABILITIES, NET - 0.6%                                    1,193,192

                                        NET ASSETS - 100.0%                                                     189,758,274



________________________________________________________________________________
December 31, 2005 (Unaudited) Columbia Maryland Intermediate Municipal Bond Fund

NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Investments in other investment companies are valued at net asset value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)   Cost for federal income tax purposes is $183,379,252.

(d) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized        Unrealized        Net Unrealized
      Appreciation      Depreciation        Appreciation
      ------------      ------------       --------------
       $6,123,598        $(937,768)          $5,185,830

      ACRONYM     NAME
      -------     ----
      AMBAC       Ambac Assurance Corp.
      AMT         Alternative Minimum Tax
      FGIC        Financial Guaranty Insurance Co.
      FHA         Federal Housing Administration
      FSA         Financial Security Assurance, Inc.
      GNMA        Government National Mortgage Co.
      GO          General Obligation
      MBIA        MBIA Insurance Corp.

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 98.3%

EDUCATION - 6.6%

         EDUCATION - 6.6%

         IL EDUCATIONAL FACILITIES AUTHORITY
                                                  Depaul University,
                                                    Series 2003 C,
                                                      Insured: AMBAC,

                                                      5.000% 09/01/18                             8,650,000        8,935,104

                      SC FLORENCE DARLINGTON
                                                  Communication For Technical Education Special Fee Revenue,
                                                    Series A,
                                                      Insured: MBIA:

                                                      5.000% 03/01/18                             1,725,000        1,853,081

                                                      5.000% 03/01/20                             1,905,000        2,034,845

                                                                                            Education Total       12,823,030

                                                                                            EDUCATION TOTAL       12,823,030

HEALTH CARE - 13.7%

         HOSPITALS - 13.7%

                        SC CHARLESTON COUNTY
                                                  Hospital Facilities Revenue, Care Alliance Health Services Project
                                                  Refunding,
                                                    Series 1999 A,
                                                      Insured: FSA:

                                                      5.000% 08/15/12                             1,000,000        1,054,700

                                                      5.125% 08/15/15                             6,370,000        6,883,613

           SC GREENVILLE HOSPITAL FACILITIES
                            SYSTEMS REVENUE,
                                                  Series 1996 B,

                                                      5.250% 05/01/17                             2,000,000        2,047,600
                                                  Series 1996 A,

                                                      5.400% 05/01/07                             1,000,000        1,025,290

         SC HORRY COUNTY HOSPITAL FACILITIES
                                     REVENUE
                                                  Conway Hospital, Inc., Project,
                                                    Series 1998,
                                                      Insured: AMBAC:

                                                      4.750% 07/01/10                             1,100,000        1,142,757

                                                      4.875% 07/01/11                             1,200,000        1,246,992

     SC JOBS ECONOMIC DEVELOPMENT AUTHORITY,
                 HOSPITAL FACILITIES REVENUE
                                                  Georgetown Memorial Hospital Project,
                                                    Series 2001,
                                                      Insured: RAD,

                                                      5.250% 02/01/21                             1,250,000        1,298,300
                                                  Oconee Memorial Hospital, Inc. Project,
                                                    Series 1999,
                                                      Insured: FSA,

                                                      5.300% 02/01/14                             4,375,000        4,620,919

         SC LEXINGTON COUNTY HEALTH SERVICES
                            DISTRICT REVENUE
                                                  Lexemed, Inc., Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)
                                                    Series 1997,
                                                      Insured: FSA:

                                                      5.125% 11/01/21                             3,000,000        3,157,020

                                                      5.500% 11/01/06                             1,180,000        1,201,936
                                                  Lexington Medical Center,
                                                    Series 2003,

                                                      5.500% 11/01/23                             2,000,000        2,117,180

       SC SPARTANBURG COUNTY HEALTH SERVICES
                   DISTRICT HOSPITAL REVENUE
                                                  Series 1997 B,
                                                    Insured: MBIA,

                                                      5.125% 04/15/17                             1,000,000        1,027,950

                                                                                                      Total
                                                                                                  Hospitals       26,824,257

                                                                                          HEALTH CARE TOTAL       26,824,257

INDUSTRIALS - 2.9%

         FOREST PRODUCTS & PAPER - 2.9%

          SC GEORGETOWN COUNTY ENVIRONMENTAL
                   POLLUTION CONTROL REVENUE
                                                  International Paper Company Project:
                                                    Series 1999 A,

                                                      5.125% 02/01/12                             5,000,000        5,137,750
                                                    Refunding,
                                                      Series 1997 A, AMT,

                                                      5.700% 10/01/21                               500,000          512,830

                                                                              Forest Products & Paper Total        5,650,580

                                                                                          INDUSTRIALS TOTAL        5,650,580

OTHER - 18.9%

         OTHER - 0.5%

      SC COLUMBIA PARKING FACILITIES REVENUE
                                                  Series 1994, AMT,
                                                    Insured: AMBAC,

                                                      5.750% 12/01/09                             1,000,000        1,012,020

                                                                                                      Other
                                                                                                      Total        1,012,020

         REFUNDED /
         ESCROWED
         (A) - 16.5%

                                  IL CHICAGO
                                                  Series 2001 A,
                                                    Pre-refunded 01/01/11,
                                                      Insured: MBIA,

                                                      5.500% 01/01/14                             1,845,000        2,027,618

                          SC BEAUFORT COUNTY
                                                  School District,
                                                    GO:
                                                      Series 2000 B,
                                                        Pre-refunded 03/01/09,


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED / ESCROWED
         (A) - (CONTINUED)

                                                      5.500% 03/01/16                             1,725,000        1,835,780
                                                      Series 2000 C,
                                                        Pre-refunded 03/01/09,

                                                      5.125% 03/01/12                             1,200,000        1,263,636
                                                      Series 2001 A,
                                                        Pre-refunded 03/01/11,

                                                      5.000% 03/01/18                             1,135,000        1,213,871

                          SC BERKELEY COUNTY
                                                  School District,
                                                    GO,
                                                      Series 2000,
                                                        Pre-refunded 04/01/08,

                                                      5.000% 04/01/21                             2,500,000        2,638,975

            SC CAMDEN PUBLIC UTILITY REVENUE
                                                  Series 1997,
                                                    Pre-refunded 03/01/07,
                                                      Insured: MBIA,

                                                      5.500% 03/01/17                               950,000          992,503

                        SC CHARLESTON COUNTY
                                                  Hospital Facilities, Revenue,
                                                    Series 1992,
                                                      Escrowed to Maturity,
                                                        Insured: MBIA,

                                                      6.000% 10/01/09                             1,000,000        1,002,250
                                                  Public Improvement Authority, GO,
                                                    Series 1994,
                                                      Pre-refunded 06/01/06,

                                                      5.500% 06/01/14                             1,000,000        1,009,210

                        SC GEORGETOWN COUNTY
                                                  School District,
                                                    GO,
                                                      Series 2000,
                                                        Pre-refunded 03/01/11,

                                                      5.250% 03/01/19                             1,000,000        1,081,210

                               SC GREENVILLE
                                                  Water Utility Improvement, Waterworks Revenue,
                                                    Series 1997,
                                                      Pre-refunded 02/01/12,

                                                      5.500% 02/01/22                             1,500,000        1,564,770

                       SC HILTON HEAD ISLAND
                                                  GO,
                                                    Series 2001,
                                                      Pre-refunded 03/01/09,

                                                      5.000% 03/01/13                             1,000,000        1,049,300

     SC JOBS ECONOMIC DEVELOPMENT AUTHORITY,
                 HOSPITAL FACILITIES REVENUE
                                                  Palmetto Health Alliance Project,
                                                    Series 2000 A,
                                                      Pre-refunded 12/12/10,

                                                      7.125% 12/15/15                             5,500,000        6,474,050

                                SC LEXINGTON
                                                  Water and Sewer Authority Revenue,
                                                    Series 1997,
                                                      Pre-refunded 10/01/14,
                                                        Insured: RAD,

________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED / ESCROWED
         (A) - (CONTINUED)

                                                      5.450% 04/01/19                             2,000,000        2,137,260

                       SC MEDICAL UNIVERSITY
                                                  Hospital Facilities Revenue,
                                                    Series 1999,
                                                      Escrowed to Maturity,

                                                      5.500% 07/01/09                             1,575,000        1,682,273

          SC PIEDMONT MUNICIPAL POWER AGENCY
                                                  Electric Revenue, Refunding,
                                                    Series 2001 A,
                                                      Pre-refunded 01/01/07,
                                                        Insured: MBIA,

                                                      5.250% 01/01/09                             5,000,000        5,159,950

       SC TRANSPORTATION INFRASTRUCTURE BANK
                                     REVENUE
                                                  Series 1998 A,
                                                    Pre-refunded 10/01/08,
                                                      Insured: MBIA,

                                                      5.000% 10/01/12                             1,000,000        1,053,470

                                                                                           Total Refunded /
                                                                                                   Escrowed       32,186,126

         TOBACCO - 1.9%

       SC TOBACCO SETTLEMENT FINANCING CORP.
                                                  Series 2001 B,

                                                      6.375% 05/15/28                             3,500,000        3,747,555

                                                                                              Tobacco Total        3,747,555

                                                                                                OTHER TOTAL       36,945,701

RESOURCE RECOVERY - 2.2%

         RESOURCE RECOVERY
         - 2.2%

     SC CHARLESTON COUNTY RESOURCES RECOVERY
                                     REVENUE
                                                  Foster Wheeler Charleston,
                                                    Series 1997, AMT,
                                                      Insured: AMBAC,

                                                      5.250% 01/01/10                             4,000,000        4,237,880

                                                                                          Resource Recovery
                                                                                                      Total        4,237,880

                                                                                          RESOURCE RECOVERY
                                                                                                      TOTAL        4,237,880

TAX - BACKED
- 19.4%

         LOCAL APPROPRIATED - 4.6%

        SC CHARLESTON COUNTY CERTIFICATES OF
                               PARTICIPATION
                                                  Public Facilities Corp.,
                                                    Series 2005,
                                                      Insured: MBIA,

                                                      5.125% 06/01/17                             2,470,000        2,680,765


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED
- (CONTINUED)

         LOCAL APPROPRIATED - (CONTINUED)

        SC GREENVILLE COUNTY SCHOOL DISTRICT
                INSTALLMENT PURCHASE REVENUE
                                                  Building Equity Sooner Tomorrow Project,
                                                    Series 2003,

                                                      5.250% 12/01/16                             4,625,000        4,955,595

         SC NEWBERRY INVESTING IN CHILDREN'S
      EDUCATION INSTALLMENT PURCHASE REVENUE
                                                  Newberry County School District Project,
                                                    Series 2005,

                                                      5.250% 12/01/15                             1,265,000        1,350,944

                                                                                   Local Appropriated Total        8,987,304

         LOCAL GENERAL OBLIGATIONS
         - 11.2%

                                  IL CHICAGO
                                                  GO,
                                                    Series 2001 A,
                                                      Insured: MBIA,

                                                      5.500% 01/01/14                               655,000          716,046

                        SC GEORGETOWN COUNTY
                                                  School District,
                                                    GO,
                                                      Series 2000,

                                                      5.500% 03/01/09                             2,480,000        2,641,026

                       SC HILTON HEAD ISLAND
                                                  GO:
                                                    Series 2002,
                                                      Insured: AMBAC,

                                                      5.000% 12/01/16                             1,825,000        1,981,257
                                                    Series A,
                                                      Insured: AMBAC,

                                                      5.000% 12/01/17                             1,960,000        2,119,466

                          SC RICHLAND COUNTY
                                                  School District Number 001,
                                                    GO,
                                                      Refunding,
                                                        Series 2001 A,

                                                      5.250% 03/01/19                             3,570,000        3,829,789

                       SC SPARTANBURG COUNTY
                                                  School District Number 007,
                                                    GO,
                                                      Series 2001:

                                                      4.000% 03/01/12                             1,275,000        1,304,861

                                                      4.125% 03/01/13                             3,240,000        3,333,506

                                                      5.000% 03/01/18                             2,000,000        2,181,840

              SC YORK COUNTY SCHOOL DISTRICT
                                                  School District Number 003,
                                                    GO,
                                                      Series 2001,

                                                      5.000% 03/01/12                             3,410,000        3,669,296

                                                                            Local General Obligations Total       21,777,087


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         SPECIAL NON - PROPERTY TAX - 1.9%

          IL METROPOLITAN PIER &  EXPOSITION
                                   AUTHORITY
                                                  Dedicated State Tax Revenue, McCormick Place Expansion,
                                                    Refunding,
                                                      Series 2002 B,
                                                        Insured: MBIA,

                                                      5.750% 06/15/23                             2,000,000        2,227,420

               SC HILTON HEAD ISLAND REVENUE
                                                  Series 2002,
                                                    Insured: MBIA,

                                                      5.250% 12/01/16                             1,440,000        1,564,675

                                                                                 Special Non - Property Tax
                                                                                                      Total        3,792,095

         STATE GENERAL OBLIGATIONS - 1.7%

                                    SC STATE
                                                  Highway Improvement,
                                                    GO:
                                                      Series 1999 A,

                                                      4.600% 05/01/11                             1,885,000        1,986,752
                                                      Series 2000 A,

                                                      4.800% 03/01/09                             1,245,000        1,299,718

                                                                                  State General Obligations
                                                                                                      Total        3,286,470

                                                                                         TAX - BACKED TOTAL       37,842,956

TRANSPORTATION - 5.0%

         TRANSPORTATION - 5.0%

    SC TRANSPORTATION INFRASTRUCTURE REVENUE
                                                  Junior Lien:
                                                    Series 2004 A,
                                                      Insured: AMBAC,

                                                      5.000% 10/01/16                             1,985,000        2,129,766
                                                    Series 2001 B,
                                                      Insured: AMBAC:

                                                      5.250% 10/01/13                             3,340,000        3,601,722

                                                      5.250% 10/01/17                             3,670,000        3,940,479

                                                                                       Transportation Total        9,671,967

                                                                                       TRANSPORTATION TOTAL        9,671,967

UTILITIES - 29.6%

         INVESTOR OWNED - 1.9%

      SC JOBS-ECONOMIC DEVELOPMENT AUTHORITY
                                                  Electric & Gas Company Project, AMT,
                                                    Insured: AMBAC,

                                                      4.200% 11/01/12                             3,615,000        3,667,020

                                                                                       Investor Owned Total        3,667,020


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         JOINT POWER AUTHORITY - 5.6%

         SC PUBLIC SERVICE AUTHORITY REVENUE
                                                  Refunding:
                                                    Series 2002 D,
                                                      Insured: FSA,

                                                      5.000% 01/01/18                             2,000,000        2,128,640
                                                    Series 2001 A,
                                                      Insured: FSA,

                                                      5.250% 01/01/18                             1,615,000        1,742,585
                                                    Series 2002 A,
                                                      Insured: FSA,

                                                      5.500% 01/01/17                             1,480,000        1,629,051
                                                  Series 1999 A,
                                                    Insured: MBIA,

                                                      5.625% 01/01/13                             2,000,000        2,176,420

       WA ENERGY NORTHWEST, ELECTRIC REVENUE
                                                  Columbia Generating Project,
                                                    Series 2002 A,
                                                      Insured: MBIA,

                                                      5.500% 07/01/17                             3,000,000        3,275,160

                                                                                Joint Power Authority Total       10,951,856

         MUNICIPAL ELECTRIC - 4.4%

                                SC ROCK HILL
                                                  Water Utility System Revenue,
                                                    Series 2003 A,
                                                      Insured: FSA:

                                                      5.250% 01/01/13                             2,350,000        2,574,425

                                                      5.375% 01/01/19                             1,500,000        1,631,565

                SC WINNSBORO UTILITY REVENUE
                                                  Refunding,
                                                    Series 1999,
                                                      Insured: MBIA,

                                                      5.250% 08/15/13                             1,020,000        1,121,674

       TX SAM RAYBURN MUNICIPAL POWER AGENCY
                                     REVENUE
                                                  Refunding,
                                                    Series 2002,

                                                      6.000% 10/01/16                             3,000,000        3,212,430

                                                                                         Municipal Electric
                                                                                                      Total        8,540,094

         WATER & SEWER - 17.7%

    SC BERKELEY COUNTY WATER & SEWER REVENUE
                                                  Series 2003,
                                                    Insured: MBIA:

                                                      5.250% 06/01/17                             2,790,000        3,028,685

                                                      5.250% 06/01/19                             1,000,000        1,083,540

            SC CAMDEN PUBLIC UTILITY REVENUE
                                                  Series 1997,
                                                    Insured: MBIA,

                                                      5.500% 03/01/17                                50,000           52,150

            SC CHARLESTON WATERWORKS & SEWER
                                                  Capital Improvement Revenue,

________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                   PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         WATER & SEWER - (CONTINUED)
                                                    Refunding,
                                                      Series 1998,

                                                      5.250% 01/01/08                             5,105,000        5,298,428

      SC COLUMBIA WATERWORKS & SEWER SYSTEMS
                                     REVENUE
                                                  Refunding,
                                                    Series 1993,

                                                      5.500% 02/01/09                             7,000,000        7,442,400

       SC GRAND STRAND WATER & SEWER SYSTEMS
                                     REVENUE
                                                  Series A,
                                                    Insured: FSA,

                                                      5.375% 06/01/14                             2,000,000        2,189,920

     SC GREENVILLE WATER UTILITY IMPROVEMENT
                                                  Waterworks Revenue,
                                                    Series 2002,

                                                      5.250% 02/01/14                             1,555,000        1,687,346

     SC MOUNT PLEASANT WATER & SEWER REVENUE
                                                  Refunding,
                                                    Series 2002,
                                                      Insured: FGIC,

                                                      5.250% 12/01/16                             1,980,000        2,151,428

                                                      5.250% 12/01/18                             1,270,000        1,372,260

           SC NORTH CHARLESTON WATER & SEWER
                            DISTRICT REVENUE
                                                  Refunding,
                                                    Series 2002,
                                                      Insured: FSA,

                                                      5.500% 07/01/17                             3,040,000        3,346,158

          SC WESTERN CAROLINA REGIONAL SEWER
                                   AUTHORITY
                                                  Series 2005 B,
                                                    Insured: FSA,

                                                      5.250% 03/01/16                             6,250,000        6,938,563

                                                                                        Water & Sewer Total       34,590,878


                                                                                           UTILITIES  TOTAL       57,749,848


                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $184,677,656)                                   191,746,219
                                                                                                   SHARES
INVESTMENT COMPANY - 0.9%

                                                        Columbia Tax Exempt Reserves
                                                           Capital Class (b)                         57,794           57,794


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia South Carolina Intermediate
                                                             Municipal Bond Fund



                                                                                                   SHARES        VALUE ($)
INVESTMENT COMPANY - (CONTINUED)

                                                        Columbia Tax Exempt Reserves
                                                           Capital Class (b)                      1,633,000        1,633,000


                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $1,690,794)                                       1,690,794


                                                        TOTAL INVESTMENTS - 99.2%
                                                        (COST OF $186,368,450)(C)(D)                             193,437,013


                                                        OTHER ASSETS & LIABILITIES, NET - 0.8%                     1,536,436


                                                        NET ASSETS - 100.0%                                      194,973,449


                                                        NOTES TO INVESTMENT PORTFOLIO:


                                                        *      Security Valuation:

                                                               Debt securities generally are valued by pricing services
                                                               approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                               techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are
                                                               valued at an over-the-counter or exchange bid quotation.
                                                               Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental
                                                               analysis of the financial condition of the issuer and the
                                                               estimated value of any collateral. Valuations developed
                                                               through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential
                                                               variation may be greater for those securities valued using fundamental analysis.

                                                               Investments in other investment companies are valued at net asset value.

                                                               Investments for which market quotations are not readily
                                                               available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.
                                                               If a security is valued at a "fair value", such value is
                                                               likely to be different from the last quoted market price for the security.

                                                        (a)    The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (b)    Money market mutual fund registered under the Investment
                                                               Company Act of 1940, as amended, and advised by Columbia
                                                               Management Advisors, LLC.

                                                        (c)    Cost for federal income tax purposes is $186,368,450.

                                                        (d)    Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                           Unrealized      Unrealized     Net Unrealized
                                                          Appreciation    Depreciation     Appreciation
                                                          ------------    ------------    --------------
                                                           $7,230,417      $(161,854)       $7,068,563

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FSA           Financial Security Assurance Inc.
                                                        GO            General Obligation
                                                        MBIA          MBIA Insurance Corp.
                                                        RAD           Radian Asset Assurance, Inc.


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)        VALUE ($)*
CORPORATE FIXED-INCOME BONDS & NOTES - 33.7%

BASIC MATERIALS - 0.4%

         CHEMICALS - 0.2%

                      EQUISTAR CHEMICALS L P

                                                      6.500% 02/15/06                             2,500,000        2,501,550

                                                                                            Chemicals Total        2,501,550

         FOREST PRODUCTS & PAPER - 0.2%

                     INTERNATIONAL PAPER CO.

                                                      4.250% 01/15/09                             3,335,000        3,232,716

                                                                              Forest Products & Paper Total        3,232,716

                                                                                      BASIC MATERIALS TOTAL        5,734,266

COMMUNICATIONS - 3.9%

         MEDIA - 0.9%

          COMCAST CABLE COMMUNICATIONS, INC.

                                                      6.375% 01/30/06                             2,510,000        2,513,012

                      JONES INTERCABLE, INC.

                                                      7.625% 04/15/08                             1,875,000        1,977,150

                           TIME WARNER, INC.

                                                      6.125% 04/15/06                             2,460,000        2,467,700
                                                      8.110% 08/15/06                             4,641,000        4,714,096

                                                                                                Media Total       11,671,958

         TELECOMMUNICATION SERVICES - 3.0%

      DEUTSCHE TELEKOM INTERNATIONAL FINANCE
                                          BV

                                                      8.000% 06/15/10                             5,450,000        6,080,292

                         GTE SOUTHWEST, INC.

                                                      6.000% 01/15/06                             2,225,000        2,225,779

         NEW CINGULAR WIRELESS SERVICES, INC

                                                      7.500% 05/01/07                             5,970,000        6,169,398

                    SBC COMMUNICATIONS, INC.

                                                      5.750% 05/02/06                            10,000,000       10,029,400

                        SPRINT CAPITAL CORP.

                                                      6.375% 05/01/09                             3,750,000        3,892,875

                VERIZON GLOBAL FUNDING CORP.

                                                      7.250% 12/01/10                             6,000,000        6,523,380
                                                      7.600% 03/15/07                               600,000          617,430

                          VODAFONE GROUP PLC


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

         TELECOMMUNICATION SERVICES - (CONTINUED)

                                                      7.750% 02/15/10                             5,100,000        5,593,119

                                                                                 Telecommunication Services
                                                                                                      Total       41,131,673

                                                                                       COMMUNICATIONS TOTAL       52,803,631

CONSUMER CYCLICAL - 2.5%

         AUTO MANUFACTURERS - 0.6%

            DAIMLERCHRYSLER NA HOLDING CORP.

                                                      4.750% 01/15/08                             3,950,000        3,913,660

                   TOYOTA MOTOR CREDIT CORP.

                                                      2.800% 01/18/06                             4,000,000        3,997,600

                                                                                   Auto Manufacturers Total        7,911,260

         HOME BUILDERS - 0.1%

                                     KB HOME

                                                      9.500% 02/15/11                             2,000,000        2,102,500

                                                                                        Home Builders Total        2,102,500

         LODGING - 0.3%

                     AMERISTAR CASINOS, INC.

                                                      10.750% 02/15/09                            2,000,000        2,120,000

                                  MGM MIRAGE

                                                      7.250% 10/15/06                             1,500,000        1,522,500

                                                                                              Lodging Total        3,642,500

         RETAIL - 1.5%

                            HOME DEPOT, INC.

                                                      5.375% 04/01/06                             5,000,000        5,008,050

                      LOWE'S COMPANIES, INC.

                                                      8.250% 06/01/10                             1,135,000        1,284,888

                                TARGET CORP.

                                                      5.950% 05/15/06                             6,000,000        6,026,880

                       WAL-MART STORES, INC.

                                                      4.000% 01/15/10                             8,485,000        8,211,698

                                                                                               Retail Total       20,531,516

                                                                                    CONSUMER CYCLICAL TOTAL       34,187,776


CONSUMER NON-CYCLICAL - 4.6%

         BEVERAGES - 1.4%

                          BOTTLING GROUP LLC

                                                      2.450% 10/16/06                            10,300,000       10,115,012


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

         BEVERAGES - (CONTINUED)

                 COCA-COLA ENTERPRISES, INC.

                                                      5.750% 11/01/08                             1,275,000        1,304,236

                  CONSTELLATION BRANDS, INC.

                                                      8.625% 08/01/06                             2,000,000        2,035,000

                          DIAGEO CAPITAL PLC

                                                      3.500% 11/19/07                             5,000,000        4,874,500

                                                                                            Beverages Total       18,328,748

         COSMETICS / PERSONAL CARE - 0.5%

                        PROCTER & GAMBLE CO.

                                                      4.750% 06/15/07                             6,675,000        6,677,269

                                                                                  Cosmetics / Personal Care
                                                                                                      Total        6,677,269

         FOOD - 1.2%

                         GENERAL MILLS, INC.

                                                      2.625% 10/24/06                             1,800,000        1,767,618
                                                      5.125% 02/15/07                             5,710,000        5,720,792

                                  KROGER CO.

                                                      7.650% 04/15/07                             1,585,000        1,630,569
                                                      7.800% 08/15/07                             2,860,000        2,969,080

                               SAFEWAY, INC.

                                                      4.950% 08/16/10                             3,725,000        3,612,766

                                                                                                 Food Total       15,700,825

         HEALTHCARE PRODUCTS - 0.5%

                             BAXTER FINCO BV

                                                      4.750% 10/15/10(a)                          7,500,000        7,376,700

                                                                                  Healthcare Products Total        7,376,700

         HEALTHCARE SERVICES - 0.6%

                    UNITEDHEALTH GROUP, INC.

                                                      3.375% 08/15/07                             5,415,000        5,289,697

                             WELLPOINT, INC.

                                                      6.375% 06/15/06                             3,000,000        3,020,910

                                                                                  Healthcare Services Total        8,310,607

         HOUSEHOLD PRODUCTS / WARES - 0.2%

                        FORTUNE BRANDS, INC.

                                                      2.875% 12/01/06                             3,275,000        3,214,675

                                                                                 Household Products / Wares
                                                                                                      Total        3,214,675

         PHARMACEUTICALS - 0.2%

                 GLAXOSMITHKLINE CAPITAL PLC


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

         PHARMACEUTICALS - (CONTINUED)

                                                      2.375% 04/16/07                             3,000,000        2,915,160

                                                                                      Pharmaceuticals Total        2,915,160

                                                                                      CONSUMER NON-CYCLICAL
                                                                                                      TOTAL       62,523,984

ENERGY - 1.5%

         OIL & GAS - 1.5%

                   CHEVRONTEXACO CAPITAL CO.

                                                      3.500% 09/17/07                             7,850,000        7,693,235

                          DEVON ENERGY CORP.

                                                      2.750% 08/01/06                             5,825,000        5,754,226

                          MARATHON OIL CORP.

                                                      5.375% 06/01/07                             1,725,000        1,735,609

                                   USX CORP.

                                                      6.850% 03/01/08                             5,550,000        5,767,505

                                                                                            Oil & Gas Total       20,950,575

                                                                                               ENERGY TOTAL       20,950,575

FINANCIALS - 15.6%

         BANKS - 4.0%

                               BANK ONE N.A.

                                                      5.500% 03/26/07                             9,500,000        9,579,325

                            FIFTH THIRD BANK

                                                      2.700% 01/30/07                             7,266,000        7,114,286

                     MARSHALL & ILSLEY CORP.

                                                      5.750% 09/01/06                             5,000,000        5,023,050

                                  US BANCORP

                                                      2.750% 03/30/06                            11,000,000       10,957,100

                              WACHOVIA CORP.

                                                      3.625% 02/17/09                            10,000,000        9,654,700

                           WELLS FARGO & CO.

                                                      4.520% 03/10/08(b)                         13,000,000       13,006,500

                                                                                                Banks Total       55,334,961

         DIVERSIFIED FINANCIAL SERVICES - 9.3%

               AMERICAN EXPRESS CREDIT CORP.

                                                      3.000% 05/16/08                             2,500,000        2,397,925

              AMERICAN GENERAL FINANCE CORP.

                                                      3.000% 11/15/06                             3,000,000        2,954,460
                                                      5.875% 07/14/06                             6,125,000        6,160,035

                BEAR STEARNS COMPANIES, INC.

                                                      3.000% 03/30/06                             4,500,000        4,483,170


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

         DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

                                                      6.500% 05/01/06                             1,100,000        1,106,259

                            CAPITAL ONE BANK

                                                      4.875% 05/15/08                             3,800,000        3,784,534

        CATERPILLAR FINANCIAL SERVICES CORP.

                                                      3.625% 11/15/07                             1,850,000        1,808,338
                                                      5.950% 05/01/06                             8,000,000        8,031,200

                             CIT GROUP, INC.

                                                      4.125% 02/21/06                             1,700,000        1,698,895
                                                      5.500% 11/30/07                             4,000,000        4,040,800

                             CITIGROUP, INC.

                                                      5.500% 08/09/06                            10,000,000       10,043,400

                COUNTRYWIDE HOME LOANS, INC.

                                                      2.875% 02/15/07                               500,000          488,645
                                                      4.125% 09/15/09                             7,000,000        6,747,230

        CREDIT SUISSE FIRST BOSTON USA, INC.

                                                      4.875% 08/15/10                             5,480,000        5,440,654

              GENERAL ELECTRIC CAPITAL CORP.

                                                      4.875% 10/21/10                             7,000,000        6,979,420

                   GOLDMAN SACHS GROUP, INC.

                                                      4.125% 01/15/08                             8,560,000        8,440,160

                     HOUSEHOLD FINANCE CORP.

                                                      6.400% 06/17/08                             5,725,000        5,909,173

                        JPMORGAN CHASE & CO.

                                                      3.800% 10/02/09                             2,500,000        2,408,500

              LEHMAN BROTHERS HOLDINGS, INC.

                                                      4.000% 01/22/08                             5,440,000        5,346,922
                                                      5.000% 01/14/11                             3,825,000        3,824,694

                   MERRILL LYNCH & CO., INC.

                                                      4.125% 01/15/09                             8,000,000        7,820,720

                              MORGAN STANLEY

                                                      3.875% 01/15/09                             9,400,000        9,122,230

                   PITNEY BOWES CREDIT CORP.

                                                      5.750% 08/15/08                             1,525,000        1,556,796

                         USA EDUCATION, INC.

                                                      5.625% 04/10/07                            12,000,000       12,113,160

                 WELLS FARGO FINANCIAL, INC.

                                                      4.875% 06/12/07                             4,000,000        4,007,080

                                                                       Diversified Financial Services Total      126,714,400

         INSURANCE - 0.5%

           ALLSTATE FINANCIAL GLOBAL FUNDING


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

         INSURANCE - (CONTINUED)

                                                      6.150% 02/01/06(a)                          1,500,000        1,501,560

        ALLSTATE FINANCIAL GLOBAL FUNDING II

                                                      2.625% 10/22/06(a)                          2,450,000        2,399,751

                    GENWORTH FINANCIAL, INC.

                                                      4.750% 06/15/09                             2,010,000        1,992,332

     HARTFORD FINANCIAL SERVICES GROUP, INC.

                                                      2.375% 06/01/06                               699,000          692,387

                                                                                            Insurance Total        6,586,030

         REAL ESTATE - 0.5%

                SECURITY CAPITAL GROUP, INC.

                                                      7.150% 06/15/07                             6,315,000        6,528,636

                                                                                          Real Estate Total        6,528,636

         REAL ESTATE INVESTMENT TRUSTS - 0.3%

                  AMERICAN HEALTH PROPERTIES

                                                      7.500% 01/15/07                             3,420,000        3,501,806

                                                                              Real Estate Investment Trusts
                                                                                                      Total        3,501,806

         SAVINGS & LOANS - 1.0%

                     WASHINGTON MUTUAL, INC.

                                                      4.200% 01/15/10                             8,855,000        8,571,020

                          WORLD SAVINGS BANK

                                                      4.125% 03/10/08                             5,750,000        5,668,178

                                                                                            Savings & Loans
                                                                                                      Total       14,239,198

                                                                                           FINANCIALS TOTAL      212,905,031

INDUSTRIALS - 2.9%

         AEROSPACE & DEFENSE - 0.8%

                                  BOEING CO.

                                                      8.100% 11/15/06                             1,820,000        1,869,650

                   UNITED TECHNOLOGIES CORP.

                                                      4.875% 11/01/06                             8,475,000        8,475,593

                                                                                        Aerospace & Defense
                                                                                                      Total       10,345,243

         AUTO MANUFACTURERS - 0.6%

                       FORD MOTOR CREDIT CO.

                                                      7.375% 10/28/09                             8,760,000        7,769,507

                                                                                   Auto Manufacturers Total        7,769,507

         ENVIRONMENTAL CONTROL - 0.3%

                    USA WASTE SERVICES, INC.

                                                      7.125% 10/01/07                             1,430,000        1,482,567


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - (CONTINUED)

         ENVIRONMENTAL CONTROL - (CONTINUED)

                      WASTE MANAGEMENT, INC.

                                                      7.375% 08/01/10                             3,000,000        3,259,770

                                                                                Environmental Control Total        4,742,337

         MACHINERY - 0.4%

                    JOHN DEERE CAPITAL CORP.

                                                      4.625% 04/15/09                             5,855,000        5,794,635

                                                                                            Machinery Total        5,794,635

         MISCELLANEOUS MANUFACTURING - 0.1%

               HONEYWELL INTERNATIONAL, INC.

                                                      5.125% 11/01/06                             1,620,000        1,624,633

                                                                          Miscellaneous Manufacturing Total        1,624,633

         TRANSPORTATION - 0.7%

               CANADIAN NATIONAL RAILWAY CO.

                                                      6.450% 07/15/06(b)                            910,000          917,944

                                   CSX CORP.

                                                      6.750% 03/15/11                             3,450,000        3,696,778

                         UNION PACIFIC CORP.

                                                      3.875% 02/15/09                             5,325,000        5,145,175

                                                                                       Transportation Total        9,759,897

                                                                                          INDUSTRIALS TOTAL       40,036,252

TECHNOLOGY - 0.6%

         COMPUTERS - 0.6%

       INTERNATIONAL BUSINESS MACHINES CORP.

                                                      2.375% 11/01/06                             2,700,000        2,647,998
                                                      4.875% 10/01/06                             5,000,000        5,003,500

                                                                                            Computers Total        7,651,498

                                                                                           TECHNOLOGY TOTAL        7,651,498

UTILITIES - 1.7%


         ELECTRIC - 1.2%

                   EXELON GENERATION CO. LLC

                                                      6.950% 06/15/11                             5,350,000        5,759,863

                          SCOTTISH POWER PLC

                                                      4.910% 03/15/10                             6,900,000        6,842,799

               VIRGINIA ELECTRIC & POWER CO.

                                                      5.750% 03/31/06                             3,562,000        3,569,872

                                                                                             Electric Total       16,172,534

         GAS - 0.5%

            KINDER MORGAN ENERGY PARTNERS LP


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - (CONTINUED)

         GAS - (CONTINUED)

                                                      6.750% 03/15/11                             3,525,000        3,755,218

                               SEMPRA ENERGY

                                                      4.750% 05/15/09                             3,810,000        3,756,317

                                                                                                  Gas Total        7,511,535

                                                                                                  UTILITIES
                                                                                                      TOTAL       23,684,069


                                                        TOTAL CORPORATE FIXED-INCOME BONDS &
                                                        NOTES
                                                        (COST OF $469,069,876)                                   460,477,082

ASSET-BACKED SECURITIES - 22.6%

             AAMES MORTGAGE INVESTMENT TRUST

                                                      4.719% 01/25/35(b)                          7,969,291        7,970,247

                    ABFS MORTGAGE LOAN TRUST

                                                      (c) 12/15/33
                                                      (4.428% 02/15/06)                              61,536           60,009

      AMERICAN EXPRESS CREDIT ACCOUNT MASTER
                                       TRUST

                                                      1.690% 01/15/09                             4,051,790        3,996,564

     AMRESCO RESIDENTIAL SECURITIES MORTGAGE
                                  LOAN TRUST

                                                      4.799% 06/25/27(b)                             49,605           49,617
                                                      4.859% 07/25/28(b)                            128,492          130,124

       BEAR STEARNS ASSET BACKED SECURITIES,
                                        INC.

                                                      4.489% 06/25/35(b)                         11,622,447       11,623,609

                     BMW VEHICLE OWNER TRUST

                                                      2.530% 02/25/08                             1,822,067        1,799,655

            CHASE MANHATTAN AUTO OWNER TRUST

                                                      1.520% 05/15/07                               332,168          331,873
                                                      2.080% 05/15/08                             6,859,540        6,783,331
                                                      2.260% 11/15/07                               845,891          839,682
                                                      2.570% 02/16/10                             3,953,084        3,858,724

                    CIT EQUIPMENT COLLATERAL

                                                      2.200% 03/20/08                             1,916,617        1,889,043

         CITIBANK CREDIT CARD ISSUANCE TRUST

                                                      2.500% 04/07/08                             5,000,000        4,973,200
                                                      5.650% 06/16/08                             5,575,000        5,597,913

            CITYSCAPE HOME EQUITY LOAN TRUST

                                                      (c) 07/25/28
                                                      (7.380% 02/25/06)                             182,440          181,999
                                                      7.410% 05/25/28                                46,763           46,654


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

       COUNTRYWIDE ASSET-BACKED CERTIFICATES

                                                      4.469% 08/25/35(b)                          3,607,900        3,607,611
                                                      4.499% 08/25/35(b)                         10,316,179       10,317,004
                                                      4.559% 02/25/36(b)                         20,372,344       20,377,029

            CREDIT-BASED ASSET SERVICING AND
                        SECURITIZATION CORP.

                                                      (c) 12/25/35
                                                      (4.134% 02/25/06)                           2,365,000        2,325,765

                 DAIMLER CHRYSLER AUTO TRUST

                                                      2.580% 04/08/09                             5,000,000        4,853,150

                  DISCOVER CARD MASTER TRUST

                                                      5.750% 12/15/08                             8,500,000        8,538,675

                                EDUCAP, INC.

                                                      4.650% 09/20/15(b)                            588,591          592,846

          FIRST ALLIANCE MORTGAGE LOAN TRUST

                                                      6.680% 06/25/25                               186,186          185,616
                                                      8.225% 09/20/27                               520,296          520,223

          FIRST FRANKLIN MORTGAGE LOAN ASSET
                         BACKED CERTIFICATES

                                                      4.579% 03/25/25(b)                          8,669,198        8,671,972

                  FIRST PLUS HOME LOAN TRUST

                                                      (c) 05/10/24
                                                      (7.720% 03/10/06)                              88,852           89,017

                FORD CREDIT AUTO OWNER TRUST

                                                      4.419% 01/15/07(b)                            225,734          225,729

        GMAC MORTGAGE CORPORATION LOAN TRUST

                                                      3.970% 09/25/34(b)                          1,900,000        1,843,399

              GREEN TREE MORTGAGE LOAN TRUST

                                                      4.529% 12/25/32(a)(b)                       5,315,613        5,315,613

                      GSAA HOME EQUITY TRUST

                                                      4.220% 08/25/34(b)                          1,090,000        1,074,762
                                                      4.736% 06/25/34(b)                          1,785,572        1,763,449

                                 GSAMP TRUST

                                                      4.549% 11/25/34(b)                          4,165,298        4,165,923

            HARLEY-DAVIDSON MOTORCYCLE TRUST

                                                      3.090% 06/15/10                             1,723,264        1,689,557

          HONDA AUTO RECEIVABLES OWNER TRUST

                                                      2.790% 03/16/09                             4,000,000        3,929,200

                  IMC HOME EQUITY LOAN TRUST

                                                      7.080% 08/20/28                                78,517           78,302
                                                      7.310% 11/20/28                                98,828           98,715
                                                      7.500% 04/25/26                               491,688          493,517
                                                      7.520% 08/20/28                               524,587          523,580

                           IRWIN HOME EQUITY


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

                                                      4.549% 09/25/17(b)                          1,557,035        1,556,895

                      JOHN DEERE OWNER TRUST

                                                      2.320% 12/17/07                             5,000,000        4,941,291

                  KEYCORP STUDENT LOAN TRUST

                                                      4.510% 10/25/25(b)                         12,080,000       12,141,125
                                                      4.879% 01/27/23(a)(b)                       2,833,437        2,845,621

           LONG BEACH AUTO RECEIVABLES TRUST

                                                      (c) 07/15/10
                                                      (2.841% 02/15/06)                           8,100,000        7,893,936

         MASTR ASSET BACKED SECURITIES TRUST

                                                      4.529% 11/25/35(b)                         30,468,829       30,476,751

          MBNA CREDIT CARD MASTER NOTE TRUST

                                                      6.550% 12/15/08                             5,000,000        5,035,900

                  MORGAN STANLEY ABS CAPITAL

                                                      4.459% 02/25/35(b)                          5,330,872        5,331,245
                                                      4.559% 05/25/34(b)                          2,931,851        2,932,026

         NISSAN AUTO RECEIVABLES OWNER TRUST

                                                      1.510% 08/15/07                               462,029          461,151
                                                      2.610% 07/15/08                             1,415,552        1,397,914

                   NOVASTAR HOME EQUITY LOAN

                                                      4.509% 01/25/36(b)                         13,887,454       13,890,093
                                                      4.769% 05/25/33(b)                          4,306,605        4,336,277

   RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.

                                                      3.981% 04/25/29                               930,000          907,643
                                                      4.479% 03/25/35(b)                          8,830,320        8,830,055

                                                      4.509% 09/25/35(b)                         31,852,127       31,858,815
                                                      4.719% 03/25/33(b)                          2,028,244        2,026,338
                                                      4.719% 09/25/33(b)                            450,063          453,465

     RESIDENTIAL FUNDING MORTGAGE SECURITIES
                                    II, INC.

                                                      4.669% 08/25/33(b)                             86,272           86,418
                                                      (c) 07/25/28
                                                      (4.760% 02/25/06)                           2,180,000        2,087,001

                      SLM STUDENT LOAN TRUST

                                                      5.219% 01/25/13(b)                          8,950,000        9,197,645

                       TERWIN MORTGAGE TRUST

                                                      4.829% 07/25/34(b)                          2,508,844        2,534,284

         TOYOTA AUTO RECEIVABLES OWNER TRUST

                                                      2.200% 03/15/10                             4,000,000        3,953,040

                   WFS FINANCIAL OWNER TRUST

                                                      2.810% 08/22/11                            20,700,000       20,278,134


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

                                                      3.540% 11/21/11                             1,895,000        1,863,505


                                                        TOTAL ASSET-BACKED SECURITIES
                                                        (COST OF $310,388,915)                                   308,729,466

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.2%

AGENCY - 5.7%

            FEDERAL HOME LOAN MORTGAGE CORP.

                                                      3.000% 06/15/09                             1,123,031        1,118,137
                                                      4.000% 07/15/14                            28,670,000       28,121,503
                                                      4.000% 09/15/15                             3,980,000        3,887,484
                                                      4.000% 10/15/26                            15,460,000       15,107,402
                                                      5.500% 11/15/21                            15,427,443       15,549,458
                                                      5.500% 01/15/23                             1,200,135           56,202
                                                      5.500% 05/15/27                             1,294,503          103,444
                                                      6.000% 06/15/31                               695,418          704,604
                                                      7.000% 06/15/22                               183,177          182,861
                                                      8.500% 09/15/06                                10,327           10,311

       FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                                      (d) 05/25/23                                1,295,000          992,847
                                                      4.929% 09/25/18(b)                          1,248,243        1,242,446
                                                      5.000% 04/25/31                             4,704,263        4,658,464
                                                      6.000% 01/25/16                                31,278           31,193
                                                      8.000% 10/25/06                                 3,265            3,276

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

                                                      3.500% 12/20/26                             1,140,767        1,136,003
                                                      5.000% 05/16/27                               550,029          540,267

               SMALL BUSINESS ADMINISTRATION
                  PARTICIPATION CERTIFICATES

                                                      4.880% 11/01/24                             4,829,171        4,783,451

                                                                                               AGENCY TOTAL       78,229,353

NON - AGENCY - 10.5%

         BANK OF AMERICA MORTGAGE SECURITIES

                                                      5.250% 02/25/18(e)                          1,325,920        1,315,379

       BEAR STEARNS ADJUSTABLE RATE MORTGAGE
                                       TRUST

                                                      3.513% 06/25/34(b)                          3,583,400        3,503,884

          COUNTRYWIDE ALTERNATIVE LOAN TRUST

                                                      4.779% 03/25/34(b)                          1,170,427        1,172,476
                                                      5.250% 08/25/35                            10,928,230       10,905,717
                                                      5.500% 10/25/35                            13,376,003       13,409,042

         COUNTRYWIDE HOME LOAN MORTGAGE PASS
                               THROUGH TRUST

                                                      4.879% 03/25/34(b)                          5,318,870        5,323,284


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

NON - AGENCY - (CONTINUED)

                                                      5.000% 01/25/18                               264,817          263,816
                                                      5.500% 09/25/35                            32,253,878       32,283,229

   CS FIRST BOSTON MORTGAGE SECURITIES CORP.

                                                      5.500% 09/25/35(b)                         20,434,313       20,443,180

        GMAC MORTGAGE CORPORATION LOAN TRUST

                                                      4.879% 05/25/18(b)                          3,541,930        3,544,374

                 OCWEN RESIDENTIAL MBS CORP.

                                                      7.000% 10/25/40(a)                             22,417           22,363

               PNC MORTGAGE SECURITIES CORP.

                                                      (d) 04/28/27                                    6,089            5,582

            RESIDENTIAL ACCREDIT LOANS, INC.

                                                      4.979% 07/25/32(b)                             93,208           93,294

     RESIDENTIAL FUNDING MORTGAGE SECURITIES
                                     I, INC.

                                                      4.779% 07/25/18(b)                          8,074,562        8,085,705

                                SACO I, INC.

                                                      4.579% 04/25/35(a)(b)                      26,666,396       26,654,951
                                                      7.000% 08/25/36(a)                            395,268          391,552

                                 SEARS CORP.

                                                      8.500% 04/01/17                                50,174           50,174

           STRUCTURED ASSET SECURITIES CORP.

                                                      5.500% 05/25/33                               403,414          396,846
                                                      5.500% 07/25/33                               287,558          286,760
                                                      5.750% 04/25/33                             2,805,124        2,770,652

       WASHINGTON MUTUAL MORTGAGE SECURITIES
                                       CORP.

                                                      5.500% 10/25/35                             4,060,000        4,067,349

      WELLS FARGO MORTGAGE BACKED SECURITIES

                                                      4.500% 08/25/18                             3,189,127        3,112,779
                                                      5.250% 08/25/33                             4,758,747        4,749,230

                                                                                         NON - AGENCY TOTAL      142,851,618


                                                        TOTAL COLLATERALIZED MORTGAGE
                                                        OBLIGATIONS
                                                        (COST OF $223,260,326)                                   221,080,971

MORTGAGE-BACKED SECURITIES - 12.3%

            FEDERAL HOME LOAN MORTGAGE CORP.

                                                      4.000% 05/01/11                             5,138,650        4,991,710


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                                                      4.000% 06/01/11                            23,712,091       23,031,682
                                                      4.500% 10/01/14                            18,260,764       17,820,031
                                                      5.000% 09/01/19                             4,447,692        4,405,752
                                                      5.000% 04/01/20                             4,092,604        4,052,205
                                                      5.000% 07/01/20                             9,674,792        9,579,290
                                                      5.000% 08/01/20                             3,500,430        3,465,876
                                                      5.000% 09/01/20                             2,064,136        2,043,760
                                                      5.500% 05/01/17                               209,343          210,723
                                                      5.500% 09/01/17                               798,083          803,345
                                                      5.500% 12/01/17                             3,753,138        3,777,885
                                                      5.500% 01/01/19                                17,279           17,387
                                                      5.500% 07/01/19                               687,842          692,118
                                                      6.000% 10/01/06                                34,882           35,047
                                                      6.000% 03/01/17                               115,754          118,157
                                                      6.000% 04/01/17                               115,305          117,699
                                                      6.000% 08/01/17                               314,621          321,152
                                                      7.000% 05/01/19                                   291              293
                                                      7.500% 09/01/15                               180,389          189,447
                                                      8.500% 07/01/30                               104,800          113,397

       FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                                      4.500% 11/01/14                             4,170,144        4,099,696
                                                      4.500% 02/01/20                             3,247,908        3,160,560
                                                      4.500% 08/01/20                             6,953,003        6,766,013
                                                      4.500% 09/01/20                               995,877          969,094
                                                      4.500% 10/01/20                             6,969,420        6,781,989
                                                      5.000% 08/01/19                               884,159          875,163
                                                      5.000% 11/01/19                            13,587,916       13,449,658
                                                      5.000% 03/01/20                             1,688,954        1,670,978
                                                      5.000% 04/01/20                            13,090,423       12,951,097
                                                      5.000% 05/01/20                             9,121,270        9,024,188
                                                      5.000% 06/01/20                               727,815          720,068
                                                      5.000% 08/01/20                             6,678,834        6,607,749
                                                      6.000% 03/01/09                               242,905          243,591
                                                      6.000% 05/01/09                                59,964           60,134
                                                      6.000% 01/01/14                               131,237          134,103
                                                      6.000% 02/01/17                               660,008          674,667
                                                      6.000% 05/01/17                               283,048          289,334
                                                      6.500% 03/01/12                                58,398           60,046
                                                      6.500% 07/01/32                                23,777           24,437
                                                      7.500% 11/01/09                                27,200           27,399
                                                      7.500% 08/01/15                               113,706          119,576


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                                                      8.000% 05/01/15                               148,747          158,845
                                                      8.000% 08/01/30                                40,967           43,761
                                                      8.000% 05/01/31                                55,885           59,696
                                                      8.000% 07/01/31                                69,172           73,882
                                                      9.000% 04/01/16                               602,345          635,248
                                                  TBA,
                                                      5.500% 01/18/21(f)                         17,270,000       17,372,549

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

                                                      4.375% 04/20/22(b)                          3,283,861        3,291,515
                                                      4.375% 06/20/29(b)                          1,051,234        1,056,154
                                                      6.500% 09/15/13                               100,028          103,344
                                                      6.500% 03/15/32                                 5,611            5,863
                                                      6.500% 11/15/33                               522,834          546,210
                                                      7.000% 11/15/13                               113,669          118,627
                                                      7.000% 04/15/29                               141,151          148,267
                                                      7.000% 08/15/29                                 5,891            6,188

               SMALL BUSINESS ADMINISTRATION

                                                      2.375% 06/25/22(b)                            509,676          510,102


                                                        TOTAL MORTGAGE-BACKED SECURITIES
                                                        (COST OF $171,521,494)                                   168,626,747

GOVERNMENT AGENCIES & OBLIGATIONS - 9.0%

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

                        GOVERNMENT OF CANADA

                                                      6.750% 08/28/06                             1,000,000        1,014,510

                 MOROCCO GOVERNMENT AID BOND

                                                      4.688% 05/01/23(b)                            437,500          434,569

                         PROVINCE OF ONTARIO

                                                      3.500% 09/17/07                             3,500,000        3,434,900

                          PROVINCE OF QUEBEC

                                                      6.500% 01/17/06                             1,100,000        1,100,748

                                                      7.000% 01/30/07                             5,000,000        5,119,850

                           REPUBLIC OF ITALY

                                                      2.500% 03/31/06                             1,950,000        1,940,191

                       SWEDISH EXPORT CREDIT

                                                      2.875% 01/26/07                             5,000,000        4,918,700

                       UNITED MEXICAN STATES


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

FOREIGN GOVERNMENT OBLIGATIONS - (CONTINUED)

                                                      4.625% 10/08/08                             8,000,000        7,920,000

                                                                             FOREIGN GOVERNMENT OBLIGATIONS
                                                                                                      TOTAL       25,883,468

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 7.1%

               FEDERAL HOME LOAN BANK SYSTEM

                                                      2.000% 02/13/06                             6,000,000        5,981,916
                                                      4.500% 05/11/07                            20,400,000       20,330,069

                         U.S. TREASURY NOTES

                                                      2.875% 11/30/06                            30,000,000       29,583,990
                                                      3.875% 01/15/09                            39,123,438       41,119,359

                                                                     U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                                                                                                      TOTAL       97,015,334


                                                        TOTAL GOVERNMENT AGENCIES &
                                                        OBLIGATIONS
                                                        (COST OF $124,671,921)                                   122,898,802

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%

         CITIGROUP COMMERCIAL MORTGAGE TRUST

                                                      4.733% 10/15/41                             1,820,000        1,778,268

   CS FIRST BOSTON MORTGAGE SECURITIES CORP.

                                                      6.480% 05/17/40                            21,900,061       22,502,969

            LB-UBS COMMERCIAL MORTGAGE TRUST

                                                      5.642% 12/15/25                            11,866,990       11,975,455

      MERRILL LYNCH MORTGAGE INVESTORS, INC.

                                                      0.879% 12/15/30(b)(g)                      14,432,176          397,462

                   NATIONSLINK FUNDING CORP.

                                                      6.888% 11/10/30                             2,630,000        2,694,698

               PNC MORTGAGE ACCEPTANCE CORP.

                                                      5.910% 03/12/34                             2,802,355        2,841,195

     PRUDENTIAL SECURITIES SECURED FINANCING
                                       CORP.

                                                      6.480% 11/01/31                             4,070,127        4,172,653



                                                        TOTAL COMMERCIAL MORTGAGE-BACKED
                                                        SECURITIES
                                                        (COST OF $47,613,240)                                     46,362,700


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund



                                                                                                  PAR ($)          VALUE ($)
SHORT-TERM OBLIGATIONS - 3.9%

REPURCHASE AGREEMENT - 2.7%

                                                        Repurchase agreement with State
                                                           Street Bank & Trust Co., dated
                                                           12/30/05, due 01/03/06 at
                                                           4.080%, collateralized by U.S.
                                                           Government Agency Obligations
                                                           maturing 02/23/07, market value
                                                           of $37,993,086 (repurchase
                                                           proceeds $37,260,884)                 37,244,000       37,244,000

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 1.2%


      FEDERAL HOME LOAN BANK, DISCOUNT NOTES

                                                      4.170% 01/11/06(h)                         17,000,000       16,980,308

                                                               U.S. Government Agencies & Obligations Total       16,980,308


                                                        TOTAL SHORT-TERM OBLIGATIONS
                                                        (COST OF $54,224,308)                                     54,224,308

                                                        TOTAL INVESTMENTS - 101.1%
                                                        (COST OF $1,400,750,080)(I)(J)                         1,382,400,076

                                                        OTHER ASSETS & LIABILITIES, NET - (1.1)%                (15,221,688)

                                                        NET ASSETS - 100.0%                                    1,367,178,388

NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. exchanges or over-the-counter markets.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Short Term Bond Fund

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $46,508,111, which represents 3.4% of net assets.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)   Zero coupon bond.

(e)   Investments in affiliates during the nine months ended December 31, 2005:
      Security name: Bank of America Mortgage Securities Par as of 03/31/05: $- Par purchases: $1,499,444 Par sold: $173,524 Par as of 12/31/05:
      $1,325,920 Net realized gain/loss: $(2,724) Interest income earned: 7,333 Value at end of period: $1,315,379

(f)   Security, or a portion thereof, purchased on a delayed delivery basis.

(g) Accrued interest accumulates in the value of this security and is payable at redemption.

(h)   The rate shown represents the annualized yield at the date of purchase.

(i)   Cost for federal income tax purposes is $1,400,750,080.

(j) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:


      UNREALIZED          UNREALIZED       NET UNREALIZED
     APPRECIATION        DEPRECIATION       DEPRECIATION
     ------------        -------------     --------------
       $679,873          $(19,029,877)     $(18,350,004)

ACRONYM       NAME
-------       -----
TBA           To Be Announced

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 98.3%

EDUCATION - 7.0%

         EDUCATION - 5.4%

         IL EDUCATIONAL FACILITIES AUTHORITY
                                     REVENUE
                                                  National Louis University,
                                                    Series 1999 A,
                                                      LOC: America National Bank & Trust,

                                                      2.970% 06/01/29                             5,700,000        5,700,000

   MI OAKLAND UNIVERSITY OF MICHIGAN REVENUE
                                                  Series 2001,
                                                    Insured: FGIC,

                                                      2.950% 03/01/31                             5,330,000        5,330,000

             NC UNIVERSITY OF NORTH CAROLINA
                                                  Series 2002 B,

                                                      5.000% 12/01/06                             2,800,000        2,844,800

    PA CHESTER COUNTY INDUSTRIAL DEVELOPMENT
                           AUTHORITY REVENUE
                                                  Malvern Prep School Project,
                                                    Series 2001,
                                                      LOC: First Union National Bank,

                                                      3.020% 04/01/31                             8,450,000        8,450,000

      PA STATE HIGHER EDUCATIONAL FACILITIES
                                     REVENUE
                                                  Drexel University Project,
                                                    Series 2003,

                                                      5.000% 05/01/08                             1,030,000        1,064,948

    SC UNIVERSITY OF SOUTH CAROLINA ATHLETIC
                          FACILITIES REVENUE
                                                  Series 2005,

                                                      3.500% 03/16/06                             4,425,000        4,425,221

                  TX TECH UNIVERSITY REVENUE
                                                  Financing Systems, Seventh Series,
                                                    Insured: MBIA,

                                                      5.250% 08/15/09                             1,100,000        1,168,805

    TX UNIVERSITY OF TEXAS REVENUE REFUNDING
                                                  Permian University Project,
                                                    Series 2002 A:

                                                      5.000% 07/01/06                             4,000,000        4,035,240

                                                      5.000% 07/01/08                             3,500,000        3,637,550

                                                                                            Education Total       36,656,564

         PREP SCHOOL - 1.2%

                  DC PRIVATE SCHOOLS REVENUE
                                                  Field School Project, Series 2001 A,
                                                    LOC: First Union National Bank,

                                                      2.970% 07/01/31                             2,840,000        2,840,000

            TX RED RIVER AUTHORITY EDUCATION
                           FINANCING REVENUE
                                                  Parish Day School Project,
                                                    Series 2001 A,
                                                      LOC: Allied Irish Bank PLC,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

EDUCATION - (CONTINUED)

         PREP SCHOOL - (CONTINUED)

                                                      3.100% 12/01/31                             5,000,000        4,919,900

                                                                                          Prep School Total        7,759,900

         STUDENT LOAN - 0.4%

                 AK STUDENT LOAN CORPORATION
                                                  Student Loan Revenue,
                                                    Series 1999 A, AMT,
                                                      Insured: AMBAC,

                                                      4.900% 07/01/08                             2,500,000        2,577,000

                                                                                         Student Loan Total        2,577,000

                                                                                            EDUCATION TOTAL       46,993,464

HEALTH CARE - 4.9%

         HEALTH SERVICES - 0.2%

         MN MINNEAPOLIS & ST. PAUL HOUSING &
             REDEVELOPMENT AUTHORITY REVENUE
                                                  Health Care Systems, HealthPartners Obligation Group Project,
                                                    Series 2003,

                                                      4.500% 12/01/07                             1,500,000        1,522,695

                                                                                      Health Services Total        1,522,695

         HOSPITALS - 4.5%

    AZ UNIVERSITY MEDICAL CENTER CORPORATION
                                                  Hospital Revenue:
                                                    Refunding:
                                                      Series 2004:

                                                      5.000% 07/01/06                               700,000          705,187

                                                      5.000% 07/01/07                               300,000          305,826

        FL ESCAMBIA COUNTY HEALTH FACILITIES
                           AUTHORITY REVENUE
                                                  Ascension Health Credit Project,
                                                    Series 2003 A,

                                                      5.000% 11/15/07                             1,700,000        1,747,855

       GA GAINESVILLE & HALL COUNTY HOSPITAL
                           AUTHORITY REVENUE
                                                  Refunding,
                                                    Northeast Georgia Health System, Inc. Project,
                                                      Series 2000,

                                                      4.000% 05/15/07                               950,000          954,465

         MI STATE HOSPITAL FINANCE AUTHORITY
                                     REVENUE
                                                  Ascension Health Credit Project,
                                                    Series 1999 B,
                                                      Mandatory Put 11/15/06 @ 100,

                                                      5.300% 11/15/33                             1,800,000        1,827,288
                                                  Refunding Hospital Henry Ford Health Systems A,

                                                      5.000% 03/01/06                             2,980,000        2,987,569

    MO STATE HEALTH & EDUCATIONAL FACILITIES
                           AUTHORITY REVENUE
                                                  Saint Lukes Episcopal-Presbyterian Hospital Project,
                                                    Series 2001,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)
                                                      Insured: FSA,

                                                      4.000% 12/01/06                             2,470,000        2,484,203
                                                  SSM Health Care Project,
                                                    Series 2002 A,

                                                      5.000% 06/01/07                             4,000,000        4,085,800

      NC MEDICAL CARE COMMISSION HEALTH CARE
                          FACILITIES REVENUE
                                                  Refunding, Novant Health Obligation Group A,

                                                      5.000% 11/01/07                             1,825,000        1,876,374
                                                  Mission St. Josephs Health System,
                                                    Series 2001,

                                                      5.000% 10/01/08                             1,675,000        1,743,424
                                                  Halifax Regional Medical Center, Inc. Project,
                                                    Series 1998,

                                                      4.600% 08/15/06                               660,000          662,086

    NM STATE HOSPITAL EQUIPMENT LOAN COUNCIL
                                     REVENUE
                                                  Presbyterian Healthcare Project,
                                                    Series 2001 A,

                                                      4.600% 08/01/08                             2,900,000        2,969,687

         SC FLORENCE COUNTY HOSPITAL REVENUE
                                                  McLeord Regional Medical Center Project:
                                                    Series 1998 A,
                                                      Insured: MBIA,

                                                      5.500% 11/01/07                             1,330,000        1,381,577
                                                    Series 2004 A,
                                                      Insured: FSA,

                                                      5.000% 11/01/09                             1,155,000        1,219,056

          TX HARRIS COUNTY HEALTH FACILITIES
             DEVELOPMENT CORPORATION REVENUE
                                                  St. Luke's Episcopal Hospital Project,
                                                    Series 2001 A,

                                                      5.250% 02/15/06                             2,000,000        2,004,520

    WI STATE HEALTH & EDUCATIONAL FACILITIES
                           AUTHORITY REVENUE
                                                  Gundersen Lutheran Hospital Project,
                                                    Series 2003 A,
                                                      Insured: FSA,

                                                      5.000% 02/15/07                             1,005,000        1,023,291
                                                    Refunding,
                                                  Prohealth Care, Inc. Obligation Group,

                                                      4.300% 08/15/07                             2,040,000        2,054,198

                                                                                                      Total
                                                                                                  Hospitals       30,032,406

         NURSING HOMES - 0.2%

      CO HEALTH FACILITIES AUTHORITY REVENUE
                                                  Evangelical Lutheran,
                                                    Series 2004 B,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         NURSING HOMES - (CONTINUED)

                                                      3.750% 06/01/34                             1,500,000        1,485,495

                                                                                        Nursing Homes Total        1,485,495

                                                                                          HEALTH CARE TOTAL       33,040,596

HOUSING - 2.3%

         MULTI-FAMILY
         - 1.1%

         GA CLAYTON COUNTY HOUSING AUTHORITY
                MULTI-FAMILY HOUSING REVENUE
                                                  Refunding,
                                                    Tara Court II Apartments Project,
                                                      Series 2001,
                                                        Mandatory Put 12/01/11 @ 100,
                                                           Insured: FNMA

                                                      4.350% 12/01/31                             3,280,000        3,364,591

      MI STATE HOUSING DEVELOPMENT AUTHORITY
                                                  Rental Housing Revenue,
                                                    Series 2000 B,
                                                      Insured: MBIA,

                                                      2.880% 04/01/24                             4,500,000        4,500,000


                                                                                         Total Multi-Family        7,864,591


         SINGLE-FAMILY
         - 1.2%

            ID HOUSING & FINANCE ASSOCIATION
                                                  Single-Family Mortgage Project,
                                                    Series 2002 B-1, AMT,
                                                      LOC: Bayerische Landesbank Girozentrale,

                                                      3.000% 07/01/33                             5,000,000        5,000,000

             MA STATE HOUSING FINANCE AGENCY
                                                  Series 2003 O, AMT,

                                                      2.200% 12/01/06                             3,000,000        2,950,200

                                                                                              Single-Family
                                                                                                      Total        7,950,200

                                                                                              HOUSING TOTAL       15,814,791

INDUSTRIALS - 6.1%

         CHEMICALS - 0.4%

    TX RED RIVER AUTHORITY POLLUTION CONTROL
                           REVENUE REFUNDING
                                                  Hoechst Celanese Corporation Project, Series 1994,

                                                      5.200% 05/01/07                             2,440,000        2,446,417

                                                                                            Chemicals Total        2,446,417

         FOREST PRODUCTS & PAPER - 2.3%

      SC JOBS ECONOMIC DEVELOPMENT AUTHORITY
                                     REVENUE
                                                  Shannon Forest Project,
                                                    Series 2003,

                                                      2.970% 04/01/23                             2,740,000        2,740,000


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

         FOREST PRODUCTS & PAPER - (CONTINUED)

            SC RICHLAND COUNTY ENVIRONMENTAL
               IMPROVEMENT REVENUE REFUNDING
                                                  International Paper Company Project,
                                                    Series 2002 A,

                                                      4.250% 10/01/07                             7,750,000        7,796,423

       WI KAUKAUNA POLLUTION CONTROL REVENUE
                                   REFUNDING
                                                  International Paper Company Project,
                                                    Series 1997 A,

                                                      5.150% 07/01/06                             5,000,000        5,033,550

                                                                              Forest Products & Paper Total       15,569,973

         MANUFACTURING - 0.7%

               GA GWINNETT COUNTY INDUSTRIAL
               DEVELOPMENT AUTHORITY REVENUE
                                                  Maltese Signs, Inc. Project,
                                                    Series 2000,
                                                      LOC: SunTrust Bank,

                                                      3.050% 02/01/15                             2,000,000        2,000,000

      SC JOBS ECONOMIC DEVELOPMENT AUTHORITY
                                     REVENUE
                                                  RBC Linear Precision Products Project,
                                                    Series 1998, AMT,
                                                      LOC: First Union National Bank,

                                                      3.120% 09/01/19                             1,030,000        1,030,000
                                                  Valley Proteins, Inc. Project,
                                                    Series 1995, AMT:

                                                      3.020% 04/01/10                               410,000          410,000

                                                      3.020% 09/01/10                             1,570,000        1,570,000

                                                                                        Manufacturing Total        5,010,000

         OIL, GAS & CONSUMABLE FUELS
         - 2.7%

              LA CALCASIEU PARISH INDUSTRIAL
                           DEVELOPMENT BOARD
                                                  Pollution Control Revenue,
                                                    Occidental Petroleum Project,
                                                      Series 2001,

                                                      4.800% 12/01/06                             5,000,000        5,035,300

            LA STATE OFFSHORE TERM AUTHORITY
                                                  Deepwater Port Revenue Refunding,
                                                    Loop LLC Project,
                                                      Series 2003,
                                                        Mandatory Put 09/01/08 @ 100,

                                                      4.000% 09/01/23                             1,000,000          996,870

      TX GULF COAST WASTE DISPOSAL AUTHORITY
                                                  Environmental Facility Revenue Refunding,
                                                    Occidental Chemical Corporation Project,
                                                      Series 2001,

                                                      4.200% 11/01/06                             4,000,000        4,013,520

           WY UINTA COUNTY POLLUTION CONTROL
                           REFUNDING REVENUE
                                                  Amoco Project, Remarketing 12/01/03,
                                                    Series 1998,
                                                      Mandatory Put 07/01/07 @ 100,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

         OIL & GAS SERVICES
         - (CONTINUED)

                                                      2.250% 07/01/26                             8,350,000        8,171,978


                                                                                Oil & Gas Services    Total       18,217,668

                                                                                          INDUSTRIALS TOTAL       41,244,058

OTHER - 5.3%

         OTHER
         - 2.0%

        NY CONVENTION CENTER OPERATING CORP.
                                                  Yale Building Project,
                                                    Series 2003,

                                                       06/01/08(a)                               15,000,000       13,789,050


                                                                                                Other Total       13,789,050

         POOL / BOND BANK
         - 0.3%

         MI MUNICIPAL BOND AUTHORITY REVENUE
                                                  Clean Water Revolving Fund Project,
                                                    Series 2001,

                                                      5.000% 10/01/08                             1,900,000        1,984,740

                                                                                           Pool / Bond Bank
                                                                                                      Total        1,984,740

         REFUNDED / ESCROWED
         (B) - 1.9%

      AZ MARICOPA COUNTY UNIFIED HIGH SCHOOL
                                    DISTRICT
                                                  GO,
                                                    Number 210 Phoenix,
                                                      Unrefunded Balance, Series 2009,
                                                        Pre-refunded 07/01/06,

                                                      5.000% 07/01/09                             2,010,000        2,047,386

        FL JEA WATER & SEWER SYSTEMS REVENUE
                                                  Refunding,
                                                    Series 2002 B,
                                                      Escrowed to Maturity,
                                                        Insured: FSA,

                                                      5.250% 10/01/07                             1,975,000        2,042,347

         TX AUSTIN UTILITIES SYSTEMS REVENUE
                                                  Refunding,
                                                    Series 1992 A,
                                                      Escrowed to Maturity,
                                                        Insured: MBIA,

                                                      6.000% 11/15/06                             1,265,000        1,294,765

       TX KELLER INDEPENDENT SCHOOL DISTRICT
                                                  GO,
                                                    Series 1993,
                                                      Pre-refunded 02/15/06,
                                                        Insured: PSFG,

                                                      5.500% 08/15/13                             6,445,000        6,462,466

   TX MIDLOTHIAN INDEPENDENT SCHOOL DISTRICT
                                                  GO,
                                                    Series 1995,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED / ESCROWED (B) - (CONTINUED)
                                                      Escrowed to Maturity,
                                                        Insured: PSFG,

                                                      (a) 02/15/07                                1,145,000        1,102,624

                                                                                 Total Refunded /  Escrowed       12,949,588

         TOBACCO - 1.1%

           AL 21ST CENTURY AUTHORITY TOBACCO
                          SETTLEMENT REVENUE
                                                  Series 2001,

                                                      5.250% 12/01/07                             2,000,000        2,047,540

             VA TOBACCO SETTLEMENT FINANCING
                                 CORPORATION
                                                  Series 2005,

                                                      4.000% 06/01/13                             5,000,000        4,987,150

                                                                                              Tobacco Total        7,034,690

                                                                                                OTHER TOTAL       35,758,068

RESOURCE RECOVERY - 3.1%

         DISPOSAL - 1.5%

      AR STATE DEVELOPMENT FINANCE AUTHORITY
                                                  Facilities Revenue,
                                                    Waste Management, Inc. Project,
                                                      Series 2001, AMT,
                                                        Mandatory Put 08/01/06 @ 100,

                                                      3.650% 08/01/21                             3,000,000        2,995,950

      SC JOBS ECONOMIC DEVELOPMENT AUTHORITY
                                     REVENUE
                                                  Refunding:
                                                    Republic Services, Inc. Project,
                                                      Series 2004, AMT,
                                                        Mandatory Put 04/01/07 @ 100,

                                                      3.250% 04/01/34                             2,000,000        1,978,160
                                                    Waste Management South Carolina, Inc. Project,
                                                      Series 2001,
                                                        AMT, Mandatory Put 11/01/07 @ 100,

                                                      3.300% 11/01/16                             5,500,000        5,421,130

                                                                                             Disposal Total       10,395,240

         RESOURCE RECOVERY
         - 1.6%

       MS BUSINESS FINANCE CORPORATION SOLID
                      WASTE DISPOSAL REVENUE
                                                  Waste Management, Inc. Project,
                                                    Series 2004, AMT,
                                                      Mandatory Put 03/01/09 @ 100,

                                                      3.350% 03/01/29                             3,000,000        2,893,620

           NY STATE ENVIRONMENTAL FACILITIES
                                 CORPORATION
                                                  Solid Waste Disposal Revenue,
                                                    Waste Management Project,
                                                      Series 2002 A, AMT,
                                                        Mandatory Put 05/01/06 @ 100,

                                                      2.900% 05/01/12                             3,650,000        3,638,722


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

RESOURCE RECOVERY - (CONTINUED)

         RESOURCE RECOVERY
         - (CONTINUED)

      VA FAIRFAX COUNTY ECONOMIC DEVELOPMENT
                                   AUTHORITY
                                                  Resource Recovery Revenue Refunding,
                                                    Series 1998 A, AMT,
                                                      Insured: AMBAC,

                                                      5.950% 02/01/07                             4,000,000        4,104,760

                                                                                          Resource Recovery
                                                                                                      Total       10,637,102

                                                                                          RESOURCE RECOVERY
                                                                                                      TOTAL       21,032,342

TAX - BACKED - 36.4%

         LOCAL APPROPRIATED - 1.3%

                NC CHARLOTTE CERTIFICATES OF
                               PARTICIPATION
                                                  Equipment Acquisition Project,
                                                    Series 2003 C,

                                                      5.000% 03/01/07                             1,000,000        1,019,450

         NC FAYETTEVILLE INSTALLMENT PAYMENT
                                     REVENUE
                                                  Municipal Building Project,
                                                    Series 2005,
                                                      Insured: MBIA:

                                                      4.000% 02/01/07                             1,240,000        1,249,647

                                                      4.000% 02/01/08                             1,465,000        1,484,587

           NC LINCOLN COUNTY CERTIFICATES OF
                               PARTICIPATION
                                                  Series 2003,
                                                    Insured: FSA,

                                                      4.500% 06/01/07                             1,285,000        1,306,228

        NC RUTHERFORD COUNTY CERTIFICATES OF
                               PARTICIPATION
                                                  Series 2002,
                                                    Insured: AMBAC,

                                                      4.500% 09/01/06                             1,125,000        1,134,293

            NC WINSTON SALEM CERTIFICATES OF
                               PARTICIPATION
                                                  Risk Acceptance Management Corporation Project,
                                                    Series 1988,

                                                      2.950% 07/01/09                             1,545,000        1,545,000

           SC NEWBERRY INVESTING IN CHILDREN
                                   EDUCATION
                                                  Newberry County School Project:

                                                      4.000% 12/01/08                               300,000          302,073

                                                      5.000% 12/01/09                               600,000          625,218

                                                                                   Local Appropriated Total        8,666,496

         LOCAL GENERAL OBLIGATIONS
         - 15.5%

                                AK ANCHORAGE
                                                  GO,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED -
(CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)
                                                    Series 2002 A,
                                                      Insured: MBIA,

                                                      4.000% 06/01/06                             4,890,000        4,905,355

                      AK NORTH SLOPE BOROUGH
                                                  GO:
                                                    Series 1996,
                                                      Insured: MBIA,

                                                      (a) 06/30/07                               10,700,000       10,166,391
                                                    Series 2001 A,
                                                      Insured: MBIA,

                                                      (a) 06/30/07                                1,500,000        1,424,985

                                   AL HOOVER
                                                  GO,
                                                    Series 2003,
                                                      Insured: MBIA,

                                                      5.000% 03/01/08                             2,100,000        2,173,164

          AZ MARICOPA COUNTY SCHOOL DISTRICT
                        NUMBER 014 CREIGHTON
                                                  GO,
                                                    Unrefunded Balance,
                                                      School Improvement Project,
                                                        Series 1991 C,

                                                      7.875% 07/01/06                             1,030,000        1,053,309

           AZ MARICOPA COUNTY UNIFIED SCHOOL
                          DISTRICT NUMBER 97
                                                  GO,
                                                    Refunding,
                                                      Series 2003,
                                                        Insured: FGIC,

                                                      5.000% 07/01/07                             2,925,000        2,999,061

         CO DENVER CITY & COUNTY BOARD WATER
                                  COMMISSION
                                                  Refunding Revenue,
                                                    Series 2001 B,

                                                      5.000% 09/01/06                             1,000,000        1,011,600

      GA COWETA COUNTY SCHOOL DISTRICT SALES
                                         TAX
                                                  GO,
                                                    State Aid Withholding,
                                                      Series 2002,

                                                      4.000% 08/01/07                             1,200,000        1,213,908

            GA COWETA COUNTY SCHOOL DISTRICT
                                                  GO,
                                                    Series 2002, State Aid Withholding,

                                                      5.000% 08/01/07                             2,000,000        2,053,840

      GA DOWNTOWN SAVANNAH AUTHORITY REVENUE
                                                  Refunding,
                                                    Series 2005,

                                                      4.000% 01/01/09                             2,120,000        2,157,227

           GA FAYETTE COUNTY SCHOOL DISTRICT
                                                  GO,
                                                    State Aid Withholding,
                                                      Series 2001,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)

                                                      5.250% 03/01/09                             2,600,000        2,747,004

               IL CHICAGO METROPOLITAN WATER
                        RECLAMATION DISTRICT
                                                  GO,
                                                    Greater Chicago Capital Improvement Bonds,
                                                      Series 2002 D,

                                                      5.000% 12/01/07                             2,000,000        2,061,660

                                  IL CHICAGO
                                                  GO,
                                                    Capital Appreciation, Central Loop Project,
                                                      Series 2003 A,
                                                        Insured: XLCA,

                                                      (a) 12/01/08                                5,000,000        4,507,850

                              IL COOK COUNTY
                                                  GO:
                                                    High School District No 209 Proviso Township,
                                                      Series 2004,
                                                        Insured: FSA,

                                                      1.000% 12/01/09                             1,885,000        1,762,305
                                                    Refunding,
                                                      Series 2003 B,
                                                        Insured: MBIA,

                                                      5.000% 11/15/07                             4,545,000        4,682,123

                                 IL EVANSTON
                                                  GO,
                                                    Refunding,
                                                      Series 2002 C,

                                                      5.000% 01/01/06                             1,400,000        1,400,070

                               IL SCHAUMBERG
                                                  GO,
                                                    Series 2002 A,

                                                      5.000% 01/01/07                             1,000,000        1,017,430

                              LA NEW ORLEANS
                                                  GO,
                                                    Public Improvement,
                                                      Series 1997 A,
                                                        Insured: AMBAC,

                                                      (a) 09/01/07                                7,110,000        6,645,930

                              MN MINNEAPOLIS
                                                  GO,
                                                    Convention Center Project,
                                                      Series 2002,

                                                      4.000% 12/01/07                             2,200,000        2,231,240

                             NJ ESSEX COUNTY
                                                  GO,
                                                    Refunding,
                                                      Series 1996 A-1,
                                                        Insured: FGIC,

                                                      6.000% 11/15/07                             3,000,000        3,146,250

                             NV CLARK COUNTY
                                                  GO,
                                                    Refunding,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)
                                                      School District, Series 1996,
                                                        Insured: FGIC,

                                                      4.750% 06/15/09                             3,300,000        3,353,394

                                NV LAS VEGAS
                                                  GO,
                                                    Refunding,
                                                      Tax & Sewer,
                                                        Series 2002 B,

                                                      4.000% 01/01/08                             2,000,000        2,024,600

                                    OK MOORE
                                                  GO,
                                                    Refunding,
                                                      Series 1999,
                                                        Insured: MBIA,

                                                      6.000% 04/01/08                             1,565,000        1,615,956

                             PA BERKS COUNTY
                                                  GO,
                                                    Series 2002,
                                                      Insured: MBIA,

                                                      2.940% 11/01/23                             6,600,000        6,600,000

                             PA PHILADELPHIA
                                                  GO,
                                                    Refunding,
                                                      School District,
                                                        Series 1998 B,
                                                           Insured: MBIA,

                                                      5.000% 10/01/06                             3,000,000        3,038,370

                                 TN FRANKLIN
                                                  GO,
                                                    Refunding,
                                                      Special School District,
                                                        Series 2002,

                                                      4.500% 06/01/06                             1,335,000        1,342,009

                             TN MAURY COUNTY
                                                  GO,
                                                    Series 2004 A,
                                                      Insured: MBIA,

                                                      4.000% 04/01/08                             1,125,000        1,141,920

      TN METROPOLITAN GOVERNMENT NASHVILLE &
                             DAVIDSON COUNTY
                                                  GO,
                                                    Refunding,
                                                      Public Improvement, Series 2004,

                                                      5.000% 11/15/07                             2,700,000        2,784,186

                                   TX AUSTIN
                                                  GO:
                                                    Refunding,
                                                      Public Improvement, Series 2001,

                                                      5.250% 09/01/08                             3,000,000        3,145,260
                                                    Series 2001,

                                                      5.250% 09/01/08                             4,110,000        4,309,006

                               TX CARROLLTON
                                                  GO,
                                                    Refunding,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED
- (CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)
                                                      Farmers Branch Independent School District:
                                                        Series 1993,

                                                      (a) 02/15/07                                1,555,000        1,495,879
                                                        Series 2000,
                                                          Insured: PSFG

                                                      5.000% 02/15/07                             1,245,000        1,268,344

                                TX FORT BEND
                                                  GO,
                                                    Independent School District,
                                                      Series 2002,
                                                        Insured: PSFG,

                                                      5.000% 08/15/07                             1,330,000        1,365,338

                                  TX SOCORRO
                                                  GO,
                                                    Refunding,
                                                      Independent School District,
                                                        Series 2002,
                                                          Insured: PSFG

                                                      5.000% 08/15/06                             1,725,000        1,743,509

                           TX TARRANT COUNTY
                                                  GO,
                                                    Refunding,
                                                      Series 2004,

                                                      4.000% 07/15/09                             2,000,000        2,039,500

                              WA KING COUNTY
                                                  GO,
                                                    School District Number 408 Auburn,
                                                      Series 1992 A,

                                                      6.375% 12/01/06                             1,975,000        2,029,352

                                WI MILWAUKEE
                                                  GO,
                                                    Refunding:
                                                      Series 2002 W,
                                                        Insured: FSA,

                                                      4.500% 03/15/09                             2,080,000        2,149,784
                                                      Series 2002,
                                                        Insured: FSA,

                                                      5.000% 09/01/07                             2,070,000        2,126,718

                                  WI OSHKOSH
                                                  GO,
                                                    Refunding,
                                                      Area School District,
                                                        Series 1996 B,
                                                          Insured: MBIA

                                                      4.900% 03/01/06                             1,695,000        1,699,746

                                                                            Local General Obligations Total      104,633,573

         SPECIAL NON - PROPERTY TAX
         - 5.7%

       AZ STATE TRANSPORTATION BOARD HIGHWAY
                                     REVENUE
                                                  Refunding,
                                                    Series 1993 A,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         SPECIAL NON - PROPERTY TAX
         - (CONTINUED)

                                                      5.000% 07/01/09                             1,370,000        1,443,199

         CO REGIONAL TRANSPORTATION DISTRICT
                                                  Sales Tax Revenue Refunding,
                                                    Series 2003 A,
                                                      Insured: FSA,

                                                      5.000% 11/01/07                             2,370,000        2,441,835

           CT SPECIAL TAX OBLIGATION REVENUE
                                                  Transportation Infrastructure,
                                                    Series 1993 A,

                                                      5.375% 09/01/08                             2,000,000        2,104,220

           AK FAYETTEVILLE SALES AND USE TAX
                         CAPITAL IMPROVEMENT
                                                  Series B,
                                                    Insured: MBIA,

                                                      4.000% 12/01/11                             6,830,000        6,972,474

           FL JEA ST. JOHNS RIVER POWER PARK
                   SYSTEMS REVENUE REFUNDING
                                                  Series 2002,

                                                      5.000% 10/01/06                             5,000,000        5,063,200

      FL PINELLAS COUNTY CAPITAL IMPROVEMENT
                                     REVENUE
                                                  Series 2000,

                                                      4.500% 01/01/06                             4,250,000        4,250,170

               MD STATE ECONOMIC DEVELOPMENT
                   CORPORATION LEASE REVENUE
                                                  Maryland Aviation Administration Facilities,
                                                    Series 2003, AMT,
                                                      Insured: FSA,

                                                      5.000% 06/01/07                             3,680,000        3,761,843

              NM STATE SEVERANCE TAX REVENUE
                                                  Series 2002,

                                                      5.000% 07/01/07                             5,000,000        5,125,100

        NV STATE HIGHWAY IMPROVEMENT REVENUE
                                                  Series 2000 A,

                                                      5.000% 12/01/08                             7,000,000        7,309,190

                                                                                 Special Non - Property Tax
                                                                                                      Total       38,471,231

         SPECIAL PROPERTY TAX - 0.9%

                           GA DE KALB COUNTY
                                                  GO,
                                                    Special Recreation Tax District,
                                                      Series 2001,

                                                      5.000% 12/01/06                             6,185,000        6,285,630

                                                                                 Special Property Tax Total        6,285,630

         STATE APPROPRIATED - 3.3%

        AL MONTGOMERY DOWNTOWN REDEVELOPMENT
                     AUTHORITY LEASE REVENUE
                                                  Refunding,
                                                    State of Alabama Project,
                                                      Series 2002,
                                                        Insured: MBIA,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         STATE APPROPRIATED - (CONTINUED)

                                                      5.000% 10/01/07                             3,085,000        3,172,922

         IN STATE OFFICE BUILDING COMMISSION FACILITIES
         REVENUE
                                                  Indiana State Museum Facility,
                                                    Series 2003,
                                                      Insured: MBIA,

                                                      5.000% 07/01/07                             1,550,000        1,587,867

         OH STATE BUILDING AUTHORITY REVENUE
                                                  Arts Facilities Building Project,
                                                    Series 1996,

                                                      5.000% 10/01/06                             4,000,000        4,051,440

         OH STATE HIGHER EDUCATIONAL CAPITAL
                          FACILITIES REVENUE
                                                  Series 2002 II-A,

                                                      5.000% 12/01/07                            10,000,000       10,315,900

     VA PORT AUTHORITY PORT FACILITY REVENUE
                                                  Series 2003, AMT,
                                                    Insured: MBIA:

                                                      4.000% 07/01/09                             1,120,000        1,136,464

                                                      5.000% 07/01/07                             1,015,000        1,039,198

                                                      5.000% 07/01/08                             1,065,000        1,102,967

                                                                                   State Appropriated Total       22,406,758

         STATE GENERAL OBLIGATIONS - 9.7%

                 FL STATE BOARD OF EDUCATION
                                                  GO,
                                                    Series 2003 D,

                                                      5.000% 06/01/07                             2,195,000        2,247,417
                                                    Series 2003 I,

                                                      5.000% 06/01/08                             2,000,000        2,077,580

                                    HI STATE
                                                  GO,
                                                    Refunding,
                                                      Series 2002 CY,
                                                        Insured: FSA,

                                                      5.250% 02/01/07                             2,500,000        2,552,500

                                    IL STATE
                                                  GO,
                                                    Series 2001,

                                                      5.000% 05/01/07                             1,680,000        1,716,893

                                    LA STATE
                                                  GO,
                                                    Refunding,
                                                      Series 2005 A,
                                                        Insured: MBIA,

                                                      5.000% 08/01/08                             5,000,000        5,194,700

                                    MS STATE
                                                  GO,
                                                    Refunding:
                                                      Gaming County Highway Improvements Project,
                                                        Series 2001 B,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         STATE GENERAL OBLIGATIONS - (CONTINUED)

                                                      5.000% 10/01/06                             6,750,000        6,828,772
                                                      Series 1996,

                                                      5.100% 12/01/09                             2,000,000        2,026,440

                                    NM STATE
                                                  GO,
                                                    Refunding,
                                                      Series 2001 B,

                                                      5.000% 09/01/06                             5,915,000        5,984,028

                                    OR STATE
                                                  Pension,
                                                    GO,
                                                      Series 2003:

                                                      3.312% 06/01/07                             2,055,000        2,012,277

                                                      3.742% 06/01/08                             2,000,000        1,952,240

                                    PA STATE
                                                  GO,
                                                    Refunding,
                                                      First Series,

                                                      5.000% 01/15/09                             2,270,000        2,379,232

              PR COMMONWEALTH OF PUERTO RICO
                                                  GO,
                                                    Refunding,
                                                      Public Improvement,
                                                        Series 2003 C,

                                                      5.000% 07/01/18                             7,375,000        7,550,746

       PR PUBLIC BUILDINGS AUTHORITY REVENUE
                                                  Guaranteed Government Facilities:
                                                    Series 2002 C,

                                                      5.250% 07/01/08                             6,470,000        6,721,748
                                                    Series 2004 K,

                                                      4.500% 07/01/22                             3,000,000        3,025,290

                                    TX STATE
                                                  GO,
                                                    Refunding,
                                                      Series 1992 A,

                                                      8.000% 10/01/07                             5,000,000        5,390,400

                                    WA STATE
                                                  GO:
                                                    Refunding,
                                                      Series 2002 R-A,

                                                      5.000% 09/01/06                             1,500,000        1,517,205
                                                      Series 2001 B,

                                                      5.000% 09/01/06                             3,655,000        3,696,923

                                    WI STATE
                                                  GO,
                                                    Refunding,
                                                      Series 1993,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         STATE GENERAL OBLIGATIONS - (CONTINUED)

                                                      4.900% 11/01/06                             2,250,000        2,280,420

                                                                                  State General Obligations
                                                                                                      Total       65,154,811

                                                                                               TAX - BACKED
                                                                                                      TOTAL      245,618,499

TRANSPORTATION - 12.5%

         AIR TRANSPORTATION - 2.4%

        OH DAYTON FACILITIES REVENUE FUNDING
                                                  Series 1993,

                                                      6.050% 10/01/09                             2,000,000        2,163,860
                                                  Air Freight Corporation Project,
                                                    Series 1993 F,

                                                      6.050% 10/01/09                             3,000,000        3,245,790
                                                    Series 1996 D, AMT,

                                                      6.200% 10/01/09                             2,575,000        2,790,373

            TN MEMPHIS SHELBY COUNTY AIRPORT
                                   AUTHORITY
                                                  Federal Express Corp.,
                                                    Series 2001,

                                                      5.000% 09/01/09                             7,710,000        7,994,268

                                                                                   Air Transportation Total       16,194,291

         AIRPORTS - 4.6%

    CO DENVER COLORADO CITY & COUNTY SPECIAL
                  FACILITIES AIRPORT REVENUE
                                                  Rental Car Project,
                                                    Series 1999 A, AMT,
                                                      Insured: MBIA,

                                                      5.500% 01/01/08                             1,000,000        1,034,830

      DC METROPOLITAN WASHINGTON DISTRICT OF
         COLUMBIA AIRPORTS AUTHORITY REVENUE
                                                  Virginia General Airport Project,
                                                    Series 1997 B, AMT,
                                                      Insured: FGIC,

                                                      6.000% 10/01/06                             4,000,000        4,075,800

       FL GREATER ORLANDO AVIATION AUTHORITY
                                     REVENUE
                                                  Refunding,
                                                    Airport Facilities Project,
                                                      Series 2002 C,
                                                        Insured: MBIA,

                                                      5.250% 10/01/07                             1,240,000        1,279,072

       FL MIAMI-DADE COUNTY AVIATION REVENUE
                                                  Refunding:
                                                    Series 1998 A, AMT,
                                                      Insured: FGIC,

                                                      5.250% 10/01/07                             7,305,000        7,518,817
                                                    Series 2000-SG141, Societe Generale SpA,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

         AIRPORTS - (CONTINUED)
                                                      Insured: FGIC,

                                                      2.960% 10/01/29                             2,870,000        2,870,000

            HI STATE AIRPORTS SYSTEM REVENUE
                                                  Series 2001, AMT,
                                                    Insured: FGIC,

                                                      5.000% 07/01/08                             9,815,000       10,124,467

         OK TULSA AIRPORTS IMPROVEMENT TRUST
                             GENERAL REVENUE
                                                  Tulsa International Airport,
                                                    Series 2004 A, AMT,
                                                      Insured: FGIC,

                                                      5.000% 06/01/09                             1,165,000        1,212,544

          WA SEATTLE PORT OF SEATTLE REVENUE
                                                  Series 2001 B, AMT,
                                                    Insured: FGIC,

                                                      5.500% 04/01/08                             2,750,000        2,860,110

                                                                                             Airports Total       30,975,640

         PORTS - 0.7%

                           NY PORT AUTHORITY
                                                  New York & New Jersey Revenue,
                                                    Series 2004, AMT:

                                                      4.000% 12/01/06                             1,400,000        1,407,476

                                                      4.000% 12/01/07                             1,600,000        1,613,120

                                                      4.000% 12/01/08                             1,900,000        1,916,796

                                                                                                Ports Total        4,937,392

         TOLL FACILITIES - 4.1%

         CO PUBLIC HIGHWAY AUTHORITY REVENUE
                                                  Series 1997 B,
                                                    Insured: MBIA,

                                                      (a) 09/01/07                               14,895,000       14,056,709

          DE TRANSPORTATION AUTHORITY SYSTEM
                                     REVENUE
                                                  Series 1998,
                                                    Insured: FGIC,

                                                      4.500% 07/01/09                             1,000,000        1,036,590

      LA STATE TRANSPORTATION AUTHORITY TOLL
                                     REVENUE
                                                  Series 2005,

                                                      5.000% 09/01/09                             5,000,000        5,225,600

         TX DALLAS HIGHWAY AUTHORITY REVENUE
                                                  Refunding,
                                                    Series 2003 C,
                                                      Mandatory Put 07/01/08 @ 100,
                                                        Insured: FSA,

                                                      5.000% 01/01/18                             2,450,000        2,540,307

          TX HARRIS COUNTY TOLL ROAD REVENUE
                                                  Series 2004 B-2,
                                                    Insured: FGIC,

                                                      5.000% 08/15/21                             5,000,000        5,233,600

                                                                                      Toll Facilities Total       28,092,806


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

         TRANSPORTATION - 0.7%

   SC TRANSITION INFRASTRUCTURE BANK REVENUE
                                                  Series 1998 A,
                                                    Insured: MBIA,

                                                      5.000% 10/01/06                             4,500,000        4,558,185

                                                                                             Transportation
                                                                                                      Total        4,558,185

                                                                                       TRANSPORTATION TOTAL       84,758,314

UTILITIES
- 20.7%

         INVESTOR OWNED - 9.2%

           FL HILLSBOROUGH COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Pollution Control Revenue Refunding,
                                                    Tampa Electric Company Project,
                                                      Series 1993, AMT,
                                                        Mandatory Put 08/01/07 @ 100,

                                                      4.250% 11/01/20                             7,000,000        7,055,160

       GA BURKE COUNTY DEVELOPMENT AUTHORITY
                                                  Pollution Control Revenue,
                                                    Oglethorpe Power Corporation,
                                                      Series 1993 A,
                                                        Insured: FGIC,

                                                      2.950% 01/01/16                             9,800,000        9,800,000

      GA MONROE COUNTY DEVELOPMENT AUTHORITY
                   POLLUTION CONTROL REVENUE
                                                  Georgia Power Company Plant Scherer Project,
                                                    Series 2001, Mandatory Put 12/01/08 @ 100,
                                                      Insured: AMBAC,

                                                      4.200% 01/01/12                             3,750,000        3,813,000

       IN ROCKPORT POLLUTION CONTROL REVENUE
                                                  Refunding:
                                                    AEP Generating Company Project:
                                                      Series 1995 A,
                                                        Mandatory Put 07/13/06 @ 100,

                                                      4.050% 07/01/25                             1,500,000        1,503,000
                                                      Series 1995 B,
                                                        Mandatory Put 07/13/06 @ 100,

                                                      4.050% 07/01/25                             6,000,000        6,012,000
                                                    Indiana Michigan Power Company Project,
                                                      Series 2003 C,
                                                        Mandatory Put 10/01/06 @ 100,

                                                      2.625% 04/01/25                             3,000,000        2,963,610

     KS BURLINGTON ENVIRONMENTAL IMPROVEMENT
                                     REVENUE
                                                  Refunding,
                                                    Power & Light Project,
                                                      Series 1998 C,
                                                        Mandatory Put 10/01/07 @ 100,

                                                      4.750% 09/01/15                             9,000,000        9,144,090

         NH STATE BUSINESS FINANCE AUTHORITY
                                                  Pollution Control Revenue Refunding,
                                                    United Illuminating Company Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES
- (CONTINUED)

         INVESTOR OWNED - (CONTINUED)
                                                      Series 1999 A, AMT,
                                                        Mandatory Put 12/03/07 @ 100,

                                                      3.250% 12/01/29                             3,000,000        2,974,170

           OH HAMILTON COUNTY LOCAL DISTRICT
                  COOLING FACILITIES REVENUE
                                                  Trigen Cinergy Corporation, Remarketing 05/25/99, AMT,
                                                    Mandatory Put 06/01/09 @ 100,

                                                      4.600% 06/01/23                             5,000,000        4,992,800

        OH STATE WATER DEVELOPMENT AUTHORITY
                                                  Pollution Control Revenue Refunding,
                                                    Ohio Education, Remarketing 06/01/05,
                                                      Series 1999 A,
                                                        Mandatory Put 06/01/06 @ 100,

                                                      3.350% 06/01/33                             2,000,000        1,997,620

         TX BRAZOS RIVER AUTHORITY POLLUTION
                             CONTROL REVENUE
                                                  Refunding,
                                                    Texas Utilities Electric Company Project:
                                                      Series 2001 A, AMT,
                                                        Mandatory Put 05/01/06 @ 100,

                                                      5.400% 04/01/30                             4,000,000        4,028,160
                                                      Series 2001 B,
                                                        Mandatory Put 11/01/06 @ 100,

                                                      4.750% 05/01/29                             6,910,000        6,977,718

          WV PUTNAM COUNTY POLLUTION CONTROL
                                     REVENUE
                                                  Refunding,
                                                    Appalachian Power Company  Project,
                                                      Series 2003 E,
                                                        Mandatory Put 11/01/06 @ 100,

                                                      2.800% 05/01/19                             1,000,000          987,910

                                                                                       Investor Owned Total       62,249,238

          JOINT POWER AUTHORITY - 0.6%

         AZ AGRICULTURAL IMPROVEMENT & POWER
                                    DISTRICT
                                                  Electric Systems Revenue Refunding,
                                                    Salt River Project,
                                                      Series 2002 D,

                                                      5.000% 01/01/08                             2,400,000        2,478,456

       GA MUNICIPAL ELECTRIC AUTHORITY POWER
                                     REVENUE
                                                  Unrefunded, Series 1998 W,

                                                      6.400% 01/01/06                             1,130,000        1,130,090

                                                                                Joint Power Authority Total        3,608,546

         MUNICIPAL ELECTRIC - 5.6%

       AK ANCHORAGE ELECTRIC UTILITY REVENUE
                                                  Refunding,
                                                    Senior Lien, Series 1999,
                                                      Insured: MBIA,

                                                      5.000% 06/01/06                             4,600,000        4,633,074

          FL GAINESVILLE UTILITIES AUTHORITY
                                                  Electric Systems Revenue,
                                                    Series 2003 C,


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES
- (CONTINUED)

         MUNICIPAL ELECTRIC - (CONTINUED)

                                                      5.000% 10/01/08                             5,000,000        5,214,950

            FL KISSIMMEE UTILITIES AUTHORITY
                                                  Electric System Revenue,
                                                    Refunding,
                                                      Series 2001,
                                                        Insured: AMBAC,

                                                      5.000% 10/01/06                             1,380,000        1,398,050

   LA STATE ENERGY & POWER AUTHORITY REVENUE
                                                  Refunding,
                                                    Power Project,
                                                      Series 2000,
                                                        Insured: FSA,

                                                      5.250% 01/01/06                             3,000,000        3,000,150

         PR ELECTRIC POWER AUTHORITY REVENUE
                                                  Refunding,
                                                    Series 2002,

                                                      5.000% 07/01/06                             3,000,000        3,023,730

         TN MEMPHIS ELECTRIC SYSTEMS REVENUE
                                                  Subordinated,
                                                    Series 2003 A,
                                                      Insured: MBIA,

                                                      5.000% 12/01/09                            10,000,000       10,553,300

         TX AUSTIN UTILITIES SYSTEMS REVENUE
                                                  Refunding,
                                                    Unrefunded Balance,
                                                      Series 1992 A,
                                                        Insured: MBIA,

                                                      6.000% 11/15/06                             2,735,000        2,798,890

       TX SAM RAYBURN MUNICIPAL POWER AGENCY
                                     REVENUE
                                                  Refunding,
                                                    Series 2002,

                                                      5.000% 10/01/07                             3,265,000        3,313,551

            WA LEWIS COUNTY PUBLIC UTILITIES
                    DISTRICT NO. 001 REVENUE
                                                  Refunding,
                                                    Series 2003,

                                                      5.000% 10/01/06                             2,000,000        2,025,580

       WEST VIRGINIA PUBLIC ENERGY AUTHORITY
                              ENERGY REVENUE
                                                  Morgantown Associates Project A,
                                                    LOC: Dexia,

                                                      5.050% 07/01/08                             2,015,000        2,046,978

                                                                                         Municipal Electric
                                                                                                      Total       38,008,253

         WATER & SEWER - 5.3%

      AL BIRMINGHAM WATERWORKS & SEWER BOARD
                                                  Water & Sewer Revenue,
                                                    Series 2004 B,
                                                      Insured: FGIC:


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         WATER & SEWER - (CONTINUED)

                                                      2.880% 01/01/07                             1,110,000        1,087,578

                                                      3.420% 01/01/08                             1,145,000        1,112,196

                                                      3.890% 01/01/09                             1,185,000        1,150,031

           AL JEFFERSON COUNTY SEWER REVENUE
                                                  Series 2003 C-10,
                                                    Insured: FSA,

                                                      3.250% 02/01/42                             4,000,000        4,000,000

        FL JEA WATER & SEWER SYSTEMS REVENUE
                                                  Refunding,
                                                    Unrefunded Balance,
                                                      Series 2002 B,
                                                        Insured: FSA,

                                                      5.250% 10/01/07                             1,800,000        1,859,832

      IN FORT WAYNE SEWER WORKS IMPROVEMENTS
                                     REVENUE
                                                  Refunding,
                                                    Series 2002 B,
                                                      Insured: AMBAC,

                                                      5.000% 08/01/06                             1,585,000        1,600,628

    KS JOHNSON COUNTY WATER DISTRICT NO. 001
                                     REVENUE
                                                  Series 1996 A,

                                                      5.250% 12/01/06                             1,100,000        1,120,075

   NJ ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                                                  North Jersey Port District Project,
                                                    Insured: AMBAC:

                                                      7.050% 02/15/06                             1,175,000        1,178,983

                                                      7.100% 02/15/07                             1,260,000        1,291,727

                                                      7.150% 02/15/09                             1,445,000        1,544,069

          PA PHILADELPHIA WATER & WASTEWATER
                                     REVENUE
                                                  Refunding,
                                                    Series 1993,
                                                      Insured: MBIA-IBC,

                                                      5.500% 06/15/06                             5,000,000        5,051,450

          TX CORPUS CHRISTI UTILITIES SYSTEM
                                     REVENUE
                                                  Refunding:
                                                    Series 1999,
                                                      Insured: FSA,

                                                      5.000% 07/15/07                             1,000,000        1,025,300
                                                    Series 2002,
                                                      Insured: FSA,

                                                      4.000% 07/15/07                             1,000,000        1,010,400

         TX DALLAS WATERWORKS & SEWER SYSTEM
                                     REVENUE
                                                  Refunding,
                                                    Series 2001,

                                                      5.000% 10/01/06                             1,000,000        1,012,790

     TX HOUSTON WATER & SEWER SYSTEM REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES
- (CONTINUED)

         WATER & SEWER - (CONTINUED)
                                                  Series 1991 C,
                                                    Insured: AMBAC,

                                                      (a) 12/01/08                                2,400,000        2,163,384

    TX HOUSTON WATER & SEWER SYSTEMS REVENUE
                                                  Series 1991 C,
                                                    Insured: AMBAC,

                                                      (a) 12/01/06                                6,485,000        6,288,050

         TX SAN ANTONIO WATER SYSTEM REVENUE
                                                  Series 2002 A,
                                                    Insured: FSA,

                                                      5.000% 05/15/06                             1,000,000        1,006,500

              WI APPLETON WATERWORKS REVENUE
                                                  Refunding:
                                                    Series 2001,
                                                      Insured: FGIC,

                                                      4.000% 01/01/07                             1,375,000        1,384,955

                                                      4.000% 01/01/08                             1,000,000        1,013,070

                                                                                        Water & Sewer Total       35,901,018

                                                                                                  UTILITIES
                                                                                                      TOTAL      139,767,055

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $666,999,018)                                   664,027,187
                                                                                                   SHARES
INVESTMENT COMPANY - 1.0%

                                                        Columbia Tax-Exempt Reserves,
                                                         Capital Class (c)                        6,545,000        6,545,000

                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $6,545,000)                                       6,545,000

                                                        TOTAL INVESTMENTS - 99.3%
                                                        (COST OF $673,544,018)(D)(E)                             670,572,187

                                                        OTHER ASSETS & LIABILITIES, NET - 0.7%                     5,003,386

                                                        NET ASSETS - 100.0%                                      675,575,573


________________________________________________________________________________
December 31, 2005 (Unaudited)            Columbia Short-Term Municipal Bond Fund





                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *      Security Valuation:

                                                               Debt securities generally are valued by pricing services
                                                               approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                               techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are
                                                               valued at an over-the-counter or exchange bid quotation.
                                                               Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental
                                                               analysis of the financial condition of the issuer and the
                                                               estimated value of any collateral. Valuations developed
                                                               through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential
                                                               variation may be greater for those securities valued using fundamental analysis.

                                                               Investments in other investment companies are valued at net asset value.

                                                               Investments for which market quotations are not readily
                                                               available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.
                                                               If a security is valued at a "fair value", such value is
                                                               likely to be different from the last quoted market price for the security.

                                                        (a)    Zero coupon bond.

                                                        (b)    The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (c)    Money market mutual fund registered under the Investment
                                                               Company Act of 1940, as amended, and advised by Columbia
                                                               Management Advisors, LLC.

                                                        (d)    Cost for federal income tax purposes is $673,544,018.

                                                        (e)    Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:


                                                             Unrealized      Unrealized    Net Unrealized
                                                            Appreciation    Depreciation    Depreciation
                                                            ------------    ------------   --------------
                                                             $2,049,340     $(5,021,171)    $(2,971,831)

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FNMA          Federal National Mortgage Association
                                                        FSA           Financial Security Assurance Inc.
                                                        GO            General Obligation
                                                        IBC           Insured Bond Certificate
                                                        LOC           Letter of Credit
                                                        MBIA          MBIA Insurance Corp.
                                                        PSFG          Permenant School Fund Gauranteed
                                                        SpA           Stand-by Purchase Agreement
                                                        XLCA          XL Capital Assurance, Inc.

`
INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                 PAR ($)        VALUE ($)*

MUNICIPAL BONDS - 102.6%

ALABAMA - 3.8%
       AL ASMS MOBILE PUBLIC EDUCATIONAL
                      BUILDING AUTHORITY

                                              Alabama High School Math & Science Foundation,
                                                Series 1997,
                                                  LOC: AmSouth Bank of Alabama

                                                  3.580% 07/01/22(a)                             8,215,000        8,215,000

      AL BIRMINGHAM MEDICAL CLINIC BOARD

                                              University of Alabama Health Services Foundation:
                                                Series 2001 A,
                                                  LOC: First Commercial Bank

                                                  3.610% 03/01/31(a)                             6,295,000        6,295,000
                                                Series 2005,
                                                  LOC: SunTrust Bank

                                                  3.550% 09/01/15(a)                            10,000,000       10,000,000
                                              Series 1991,
                                                LOC: AmSouth Bank

                                                  1.000% 12/01/26(a)                            94,500,000       94,500,000

 AL FOLEY PUBLIC PARK & RECREATION BOARD

                                              YMCA of Mobile,
                                                Series 2002,
                                                  LOC: Regions Bank

                                                  3.580% 10/01/22(a)                             1,990,000        1,990,000

  AL MOBILE INDUSTRIAL DEVELOPMENT BOARD

                                              Holnam, Inc.,
                                                Series 1999 A,
                                                  LOC: Bayerische Landesbank

                                                  1.000% 06/01/32(a)                             9,230,000        9,230,000

      AL SCOTTSBORO SOLID WASTE DISPOSAL
                               AUTHORITY

                                              Series 2003,
                                                LOC: Regions Bank

                                                  3.540% 11/01/18(a)                             5,460,000        5,460,000

        AL SPACE SCIENCE EXHIBIT FINANCE
                               AUTHORITY

                                              Series 2005 A,
                                                LOC: AmSouth Bank

                                                  3.610% 10/01/22(a)                             4,400,000        4,400,000

    AL TUSCALOOSA COUNTY EDUCATION BOARD

                                              Series 2003,
                                                LOC: Regions Bank

                                                  3.530% 02/01/16(a)                             5,600,000        5,600,000

      AL TUSCALOOSA EDUCATIONAL BUILDING
                               AUTHORITY

                                              Stillman College,
                                                Series 2002 A,
                                                  LOC: AmSouth Bank

                                                  3.630% 10/01/23(a)                            14,760,000       14,760,000

                                                                                           ALABAMA   TOTAL      160,450,000

ALASKA - 2.9%

                 AK HOUSING FINANCE CORP.

                                              Series 2005-703,
                                                Insured: FGIC


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
ALASKA - (CONTINUED)

                                              3.550% 12/01/12(a)                                 6,275,000        6,275,000

       AK VALDEZ MARINE TERMINAL REVENUE

                                              BP PLC,
                                                Series 2003 A,

                                                  3.780% 06/01/37(a)                            20,195,000       20,195,000
                                              BP Pipelines, Inc.,
                                                Series 2003 C,

                                                  3.780% 07/01/37(a)                            55,000,000       55,000,000
                                              Exxon Mobil Corp.,
                                                Series 1993 C,

                                                  3.750% 12/01/33(a)                            40,675,000       40,675,000

                                                                                              ALASKA TOTAL      122,145,000

ARIZONA - 1.0%

          AZ HEALTH FACILITIES AUTHORITY

                                              Banner Health System,
                                                Series 2005 A,

                                                  Insured: MBIA

                                                  3.490% 01/01/29(a)                            26,400,000       26,400,000

   AZ PIMA COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Broadway Proper Retirement Community I LP,
                                                Series 2000 A,
                                                  Insured: GNMA,
                                                    LOC: State Street Bank & Trust Co.

                                                  3.500% 12/01/25(a)                             9,285,000        9,285,000

AZ TEMPE INDUSTRIAL DEVELOPMENT AUTHORITY

                                              Centers for Habilitation,
                                                Series 2001,
                                                  LOC: Wells Fargo Bank N.A.

                                                  3.630% 12/01/21(a)                             2,800,000        2,800,000

           AZ TOURISM & SPORTS AUTHORITY

                                              Series 2004,
                                                Insured: MBIA,
                                                  LIQ FAC: Citigroup Global Markets, Inc.

                                                  3.560% 07/01/21(a)                             3,210,000        3,210,000

                                                                                             ARIZONA TOTAL       41,695,000

CALIFORNIA - 6.5%

 CA ABN AMRO MUNITOPS CERTIFICATES TRUST

                                              Series 2004,
                                                Insured: FSA

                                                  3.560% 01/15/12(a)                            11,190,000       11,190,000

      CA ALAMEDA CORRIDOR TRANSPORTATION
                               AUTHORITY

                                              Series 2005,
                                                LOC: Merrill Lynch Capital Services

                                                  3.570% 10/01/19(a)                            14,850,000       14,850,000

        CA DEPARTMENT OF WATER RESOURCES


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)

                                              Power Supply Revenue:
                                                Series 2002 B-2,
                                                  LOC: BNP Paribas

                                                  3.750% 05/01/22(a)                            55,250,000       55,250,000
                                                Series 2002 C-4,
                                                  LOC: JPMorgan Chase Bank & California State Teachers' Retirement
                                                  System

                                                  3.530% 05/01/22(a)                            32,550,000       32,550,000
                                                Series 2002 C-8,
                                                  LOC: Bayerische Landesbank

                                                  1.000% 05/01/22(a)                            79,700,000       79,700,000

                    CA ECONOMIC RECOVERY

                                              Series 2004 C-1,
                                                SPA: Landesbank Baden-Wurttemberg

                                                  3.750% 07/01/23(a)                            24,785,000       24,785,000
                                              Series 2004 C-6,
                                                LOC: Citibank N.A.

                                                  3.750% 07/01/23(a)                            53,110,000       53,110,000

                                                                                          CALIFORNIA TOTAL      271,435,000

COLORADO - 3.7%

 CO ABN AMRO MUNITOPS CERTIFICATES TRUST

                                              Series 2005,
                                                Insured: FGIC

                                                  3.550% 06/01/13(a)                             5,140,000        5,140,000

                         CO ADAMS COUNTY

                                              Series 2005 T,
                                                Insured: MBIA,
                                                  LOC: Goldman Sachs

                                                  3.550% 08/06/13(a)                            13,200,000       13,200,000

 CO ARAPAHOE COUNTY SCHOOL DISTRICT NO.6

                                              Series 2003,
                                                Insured: FGIC

                                                  3.550% 12/01/10(a)                             5,765,000        5,765,000

           CO BROOMFIELD CERTIFICATES OF
                           PARTICIPATION

                                              Series 2002 PT-1643,
                                                Insured: AMBAC,
                                                  SPA: Merrill Lynch Capital Services

                                                  3.550% 12/01/08(a)                             9,695,000        9,695,000

      CO CASTLE PINES NORTH METROPOLITAN
                                DISTRICT

                                              Series 1999,
                                                LOC: US Bank N.A.

                                                  3.600% 12/01/28(a)                             6,915,000        6,915,000

      CO DENVER CITY & COUNTY EXCISE TAX
                                 REVENUE

                                              Series 2001,
                                                Insured: FSA

                                                  3.510% 09/01/25(a)                            25,785,000       25,785,000

         CO DEPARTMENT OF TRANSPORTATION

                                              Series 2003,
                                                Insured: AMBAC

                                                  3.560% 12/15/16(a)                             3,210,000        3,210,000

       CO DOUGLAS COUNTY COLORADO SCHOOL
                          DISTRICT NO. 1

                                              Series 2001,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

COLORADO - (CONTINUED)

                                                Insured: MBIA

                                                  3.550% 06/15/09(a)                             5,655,000        5,655,000

   CO ERIE CERTIFICATES OF PARTICIPATION

                                              Series 2005,
                                                LOC: KeyBank N.A.

                                                  3.580% 11/01/35(a)                             4,365,000        4,365,000

          CO HEALTH FACILITIES AUTHORITY

                                              Plan de Salud Del Valle,
                                                Series 2005,
                                                  LOC: KeyBank N.A.

                                                  3.540% 06/01/30                               11,000,000       11,000,000

          CO HOUSING & FINANCE AUTHORITY

                                              Series 2005,

                                                  2.500% 03/29/06(a)                             8,500,000        8,500,000

 CO KIPPLING RIDGE METROPOLITAN DISTRICT

                                              Series 2005,
                                                LOC: US Bank N.A.

                                                  3.560% 12/01/23(a)                             3,715,000        3,715,000

    CO LAFAYETTE EXEMPLATORY IMPROVEMENT
                                DISTRICT

                                              Series 2002,
                                                LOC: Wells Fargo Bank N.A.

                                                  3.560% 12/01/22(a)                             3,125,000        3,125,000

                        CO MOFFAT COUNTY

                                              Pollution Control Revenue,
                                                National Rural Utility Cooperative Finance Corp.,
                                                  Series 1984,
                                                    Insured: AMBAC

                                                  3.400% 07/01/10(a)                            25,510,000       25,510,000

        CO WESTMINSTER COLORADO ECONOMIC
                   DEVELOPMENT AUTHORITY

                                              Tax Increment Revenue,
                                                Series 2005,
                                                  LOC: DEFPA Bank PLC

                                                  3.550% 12/01/28(a)                             6,100,000        6,100,000

                  EAGLE TAX-EXEMPT TRUST

                                              Series 2001,
                                                Insured: MBIA

                                                  3.560% 05/15/26(a)                            18,700,000       18,700,000

                                                                                            COLORADO TOTAL      156,380,000

DELAWARE - 0.4%

                  DE KENT COUNTY REVENUE

                                              Charter Schools, Inc. Project,
                                                Series 2002,
                                                  LOC: Wachovia Bank

                                                  3.570% 11/01/22(a)                             3,975,000        3,975,000

    DE NEW CASTLE COUNTY STUDENT HOUSING
                                 REVENUE

                                              Series 2005,
                                                LOC: Bank of New York


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
DELAWARE - (CONTINUED)

                                                  3.540% 08/01/31(a)                            13,000,000       13,000,000

                                                                                            DELAWARE TOTAL       16,975,000

DISTRICT OF COLUMBIA - 0.1%

                                DC STATE

                                              Series 2003,
                                                LOC: SunTrust Bank

                                                  3.550% 10/01/30(a)                             1,945,000        1,945,000

                                                                                DISTRICT OF COLUMBIA TOTAL        1,945,000

FLORIDA - 2.4%

     FL ALACHUA COUNTY HEALTH FACILITIES
                               AUTHORITY

                                              Meridian Behavioral Income Project,
                                                Series 2003,
                                                  LOC: Wachovia Bank

                                                  3.470% 07/01/18(a)                             3,700,000        3,700,000
                                              Shands Teaching Hospital:
                                                Series 2002 A,
                                                  LOC: SunTrust Bank

                                                  3.750% 12/01/12(a)                            12,835,000       12,835,000
                                                Series 2003 A,
                                                  LOC: SunTrust Bank

                                                  3.750% 12/01/32(a)                             2,750,000        2,750,000

            FL DEVELOPMENT FINANCE CORP.

                                              Central Florida Community College Foundation,
                                                Series 2003 A-1,
                                                  LOC: SunTrust Bank

                                                  3.650% 06/01/23(a)                             1,905,000        1,905,000

        FL HIGHER EDUCATIONAL FACILITIES
                     FINANCING AUTHORITY

                                              St. Thomas University,
                                                Series 2003,
                                                  LOC: SunTrust Bank

                                                  3.750% 01/01/19(a)                             3,150,000        3,150,000

                FL HOUSING FINANCE CORP.

                                              Series 2005 Mt-168,
                                                LOC: FHLMC

                                                  3.250% 10/01/32(a)(b)                         16,180,000       16,180,000

    FL LEE COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Hope of Southwest Florida, Inc.,
                                                Series 2004,
                                                  LOC: SunTrust Bank

                                                  3.750% 10/01/23(a)                             5,300,000        5,300,000

         FL MIAMI-DADE COUNTY INDUSTRIAL
                   DEVELOPMENT AUTHORITY

                                              Dave & Mary Alper Community,
                                                Series 2002,
                                                  LOC: Northern Trust Co.

                                                  3.550% 04/01/32(a)                             5,695,000        5,695,000

 FL ORANGE COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Bishop Moore High School Project,
                                                Series 2000,
                                                  LOC: SunTrust Bank

                                                  3.550% 10/01/25(a)                            10,000,000       10,000,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
FLORIDA - (CONTINUED)

                                FL TAMPA

                                              Tampa LLC,
                                                Series 2005 A,
                                                  LOC: Royal Bank of Canada

                                                  3.520% 10/01/37(a)                             9,000,000        9,000,000

     FL TITUSVILLE MULTI-PURPOSE REVENUE

                                              Series 1998,
                                                LOC: SunTrust Bank

                                                  3.600% 01/01/25(a)                               300,000          300,000
                                              Series 1999 A,
                                                LOC: SunTrust Bank

                                                  3.600% 01/01/25(a)                             4,100,000        4,100,000

          FL UNIVERSITY OF NORTH FLORIDA
                        FOUNDATION, INC.

                                              Series 1997,
                                                LOC: First Union National Bank:

                                                  3.580% 11/01/27(a)                             5,400,000        5,400,000

                                                  3.580% 11/01/30(a)                            11,600,000       11,600,000
                                              Series 2003,
                                                LOC: First Union National Bank

                                                  3.580% 11/01/24(a)                             9,400,000        9,400,000

                                                                                             FLORIDA TOTAL      101,315,000

GEORGIA - 3.5%

         GA ATHENS CLARKE COUNTY UNIFIED
        GOVERNMENT DEVELOPMENT AUTHORITY

                                              University of Georgia Athletic Association,
                                                Series 2001,
                                                  LOC: SunTrust Bank

                                                  3.750% 09/01/31(a)                            20,400,000       20,400,000

   GA BURKE COUNTY DEVELOPMENT AUTHORITY

                                                  3.350% 01/12/06                               14,675,000       14,675,000

     GA CLAYTON COUNTY HOUSING AUTHORITY

                                              Multi-Family Housing Revenue:
                                                Series 1990 A,
                                                  Insured: FSA

                                                  3.560% 01/01/21(a)                             5,300,000        5,300,000
                                                Series 1990 B,
                                                  Insured: FSA

                                                  3.560% 01/01/21(a)                             3,690,000        3,690,000
                                                Series 1990 C,
                                                  Insured: FSA

                                                  3.560% 01/01/21(a)                             6,955,000        6,955,000
                                                Series 1990 D,
                                                  Insured: FSA,

                                                  3.560% 01/01/21(a)                             2,215,000        2,215,000
                                                Series 1990 F,
                                                  Insured: FSA

                                                  3.560% 01/01/21(a)                             3,945,000        3,945,000

    GA COBB COUNTY DEVELOPMENT AUTHORITY

                                              North Cobb Christian School,
                                                Series 1998 A,
                                                  LOC: Branch Banking & Trust


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
GEORGIA - (CONTINUED)

                                                  3.550% 03/01/22(a)                             6,875,000        6,875,000
                                              YMCA of Cobb County,
                                                Series 2003,
                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 12/01/25(a)                             2,740,000        2,740,000

       GA COBB COUNTY HOSPITAL AUTHORITY

                                              Wellstar Cobb Hospital,
                                                Series 2004,
                                                  LOC: SunTrust Bank

                                                  3.530% 04/01/34(a)                            25,000,000       25,000,000

       GA COLUMBUS DEVELOPMENT AUTHORITY

                                              Foundation Properties, Inc.,
                                                Series 2004,
                                                  LOC: Columbus Bank & Trust

                                                  3.580% 12/01/33(a)                             5,970,000        5,970,000

          GA COLUMBUS HOSPITAL AUTHORITY

                                              St. Francis Hospital, Inc.,
                                                Series 2000 A,
                                                  LOC: Columbus Bank & Trust

                                                  3.550% 01/01/31(a)                             6,350,000        6,350,000

  GA DEKALB COUNTY DEVELOPMENT AUTHORITY

                                              American Cancer Society, Inc.,
                                                Series 1988,
                                                  LOC: SunTrust Bank

                                                  3.550% 05/01/13(a)                             4,445,000        4,445,000

  GA FULTON COUNTY DEVELOPMENT AUTHORITY

                                              Mt. Vernon Presbyterian School,
                                                LOC: Branch Banking & Trust

                                                  3.550% 08/01/35(a)                             5,000,000        5,000,000

 GA FULTON COUNTY WATER & SEWAGE REVENUE

                                              Series 2005,
                                                Insured: FGIC,
                                                  LIQ FAC: Citibank N.A.

                                                  3.560% 01/01/35(a)                             1,650,000        1,650,000

   GA MACON BIBB COUNTY GEORGIA HOSPITAL
                               AUTHORITY

                                              Central Georgia Health,
                                                Series 2000,
                                                  LOC: SunTrust Bank

                                                  3.750% 05/01/30(a)                             2,475,000        2,475,000
                                              Series 1998,
                                                LOC: SunTrust Bank

                                                  3.550% 12/01/18(a)                             4,000,000        4,000,000

   GA MUNICIPAL ELECTRIC POWER AUTHORITY

                                              Series 2004 R-253,
                                                Insured: AMBAC,
                                                  LIQ FAC: Citibank N.A.

                                                  3.560% 01/01/26(a)                             5,495,000        5,495,000

   GA RICHMOND COUNTY HOSPITAL AUTHORITY

                                              University Health Services, Inc.,
                                                Series  1999,
                                                  LOC: SunTrust Bank

                                                  3.550% 01/01/19(a)                            15,900,000       15,900,000

  GA WORTH COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
GEORGIA - (CONTINUED)

                                              Seabrook Enterprises, Inc.,
                                                Series 1996 A,
                                                  LOC: Harris Trust & Savings Bank

                                                  3.550% 08/01/23(a)                             4,650,000        4,650,000

                                                                                             GEORGIA TOTAL      147,730,000

HAWAII - 0.8%

       HI DEPARTMENT OF BUDGET & FINANCE
                 SPECIAL PURPOSE REVENUE

                                              Queen's Health Systems,
                                                Series 1998 A,
                                                  SPA: Bank of Nova Scotia

                                                  3.560% 07/01/26(a)                            16,368,000       16,368,000

               HI HONOLULU CITY & COUNTY

                                              Series 2003,
                                                Insured: MBIA

                                                  3.560% 03/01/22(a)                             4,960,000        4,960,000
                                              Series 2004 A,
                                                Insured: MBIA

                                                  3.560% 10/01/10(a)                             5,000,000        5,000,000
                                              Series 2005 A,
                                                Insured: MBIA,
                                                  LOC: Citibank N.A.

                                                  3.560% 07/01/24(a)                             5,525,000        5,525,000

                                                                                              HAWAII TOTAL       31,853,000

IDAHO - 0.2%

       ID BOISE COUNTY HOUSING AUTHORITY

                                              Series 2002,
                                                LOC: KeyBank N.A.

                                                  3.610% 03/01/33(a)                             1,300,000        1,300,000

    ID BOISE COUNTY URBAN RENEWAL AGENCY

                                              Series 2004 A,
                                                LOC: KeyBank N.A.

                                                  3.610% 03/01/24(a)                             8,055,000        8,055,000

                                                                                               IDAHO TOTAL        9,355,000

ILLINOIS - 8.0%

  IL ABN AMRO MUNITOPS CERTIFICATE TRUST

                                              Series 2002,
                                                Insured: MBIA,
                                                  SPA: ABN AMRO Bank N.V.

                                                  3.560% 12/01/10(a)                            22,345,000       22,345,000

                          IL BOLINGBROOK

                                              Series 2004,
                                                LOC: Harris Trust & Savings Bank

                                                  3.430% 12/01/29(a)                            22,575,000       22,575,000

           IL CHICAGO BOARD OF EDUCATION

                                              Series 2004 E,
                                                Insured: FSA,

                                                  3.570% 03/01/15(a)                             7,200,000        7,200,000
                                              Series 2005 Z-8,
                                                Insured: FGIC,
                                                  LIQ FAC: Goldman Sachs


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - (CONTINUED)

                                                  3.590% 10/28/25(a)                             7,900,000        7,900,000

 IL CHICAGO O'HARE INTERNATIONAL AIRPORT
                                 REVENUE

                                                  2.850% 01/18/06                                7,000,000        7,000,000
                                              Series 2005 C,
                                                Insured: CIFG

                                                  1.000% 01/01/35(a)                            15,500,000       15,500,000

                              IL CHICAGO

                                              Series 1997 A,
                                                LOC: Northern Trust Co.

                                                  3.600% 12/01/11(a)                             1,030,000        1,030,000
                                              Series 2004 B-24,
                                                LOC: Wachovia Bank N.A.

                                                  3.540% 01/01/25(a)                             4,070,000        4,070,000
                                              Series 2004,
                                                Insured: FSA,

                                                  3.550% 01/01/29(a)                            10,545,000       10,545,000
                                              Series 2005 Z-10,
                                                Insured: FGIC,
                                                  LIQ FAC: Goldman Sachs

                                                  3.590% 06/29/29(a)                             3,105,000        3,105,000

         IL CITY OF CHICAGO WATER SYSTEM

                                                  3.220% 05/12/06                               39,842,000       39,842,000

                            IL CRESTWOOD

                                              Series 2003,
                                                LOC: Fifth Third Bank

                                                  3.560% 09/01/28(a)                             8,055,000        8,055,000

         IL DEKALB TAX INCREMENT REVENUE

                                              Series 2003,
                                                LOC: Northern Trust Co.

                                                  3.600% 01/01/13(a)                             4,240,000        4,240,000

        IL DEVELOPMENT FINANCE AUTHORITY

                                              American Academy of Dermatology,
                                                Series 2001,
                                                  LOC: American National Bank & Trust

                                                  3.650% 04/01/21(a)                             5,500,000        5,500,000
                                              Chicago Academy of Science,
                                                Series 1997,
                                                  LOC: JPMorgan Chase Bank

                                                  3.530% 01/01/31(a)                             2,420,000        2,420,000
                                              Christian Heritage Academy,
                                                Series 2001,
                                                  LOC: Glenview State Bank

                                                  3.800% 12/01/21(a)                             4,625,000        4,625,000
                                              Community Action Partnership,
                                                Series 2004,
                                                  LOC: US Bank Trust N.A.

                                                  3.530% 03/01/39(a)                             3,125,000        3,125,000
                                              IIT Research Institute,
                                                Series 2004,
                                                  LOC: Fifth Third Bank

                                                  3.580% 10/01/34(a)                             7,320,000        7,320,000
                                              Little City Foundation Project,
                                                Series 1994,
                                                  LOC: LaSalle National Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                 PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - (CONTINUED)

                                                  3.530% 02/01/19(a)                             4,080,000        4,080,000
                                              Massachusetts Eye & Ear Associates, Inc.,
                                                Series 1992,
                                                  LOC: LaSalle National Bank

                                                  3.500% 10/01/17(a)                             6,000,000        6,000,000
                                              Sinai Community Institute, Inc.,
                                                Series 1997,
                                                  LOC: LaSalle National Bank

                                                  3.500% 03/01/22(a)                             5,000,000        5,000,000
                                              Village Oak Park Residence Corp.,
                                                LOC: LaSalle Bank N.A.

                                                  3.500% 07/01/41(a)                             3,675,000        3,675,000

     IL EDUCATIONAL FACILITIES AUTHORITY

                                              Benedictine University Project,
                                                Series 2000,
                                                  LOC: LaSalle Bank

                                                  3.500% 08/01/25(a)                            13,260,000       13,260,000
                                              Beverly Arts Center,
                                                Series 2003,
                                                  LOC: Fifth Third Bank

                                                  3.580% 10/01/28(a)                             5,295,000        5,295,000
                                              St. Xavier University,
                                                Series 2002 A,
                                                  LOC: LaSalle Bank N.A.

                                                  3.500% 10/01/32(a)                             4,500,000        4,500,000

                    IL FINANCE AUTHORITY

                                              The Clare at Water Tower,
                                                Series 2005 D,
                                                  LOC: LaSalle Bank N.A.

                                                  3.550% 05/15/38(a)                            18,050,000       18,050,000

          IL HEALTH FACILITIES AUTHORITY

                                              Glenkirk Project,
                                                Series 1997,
                                                  LOC: Harris Trust & Savings Bank

                                                  3.450% 02/15/21(a)                             2,285,000        2,285,000
                                              University of Chicago Hospital,
                                                Series 1994 C,
                                                  Insured: MBIA,
                                                    LOC: JPMorgan Chase Bank

                                                  3.750% 08/15/26(a)                             5,450,000        5,450,000

                         IL MACON COUNTY

                                              Millikin University,
                                                Series 2001,
                                                  LOC: National City Bank

                                                  3.560% 10/01/31(a)                               700,000          700,000

   IL MARION SPECIAL SERVICES AREA NO. 2

                                              Series 2002,
                                                LOC: US Bank N.A.

                                                  3.600% 01/01/22(a)                             7,095,000        7,095,000

       IL METROPOLITAN PIER & EXPOSITION
                               AUTHORITY

                                              Series 2005,
                                                Insured: MBIA

                                                  3.590% 12/15/36(a)                             1,000,000        1,000,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                 PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - (CONTINUED)

                                              Series 2005 Z-5,
                                                Insured: MBIA,
                                                  LIQ FAC: Goldman Sachs

                                                  3.590% 04/03/34(a)                            18,005,000       18,005,000

                                IL NILES

                                              Series 2001,
                                                LOC: LaSalle Bank N.A.

                                                  3.500% 03/01/31(a)                             6,000,000        6,000,000

    IL NORTHERN COOK COUNTY SOLID WASTER
                                  AGENCY

                                              Series 2002,
                                                LOC: Northern Trust Co.

                                                  3.530% 05/01/15(a)                             5,200,000        5,200,000

                           IL OAK FOREST

                                              Homewood Pool, South Suburban Mayors Project,
                                                Series 1989,
                                                  LOC: Bank One N.A.

                                                  3.560% 07/01/24(a)                            18,900,000       18,900,000

    IL PEORIA HEIGHTS LIMITED OBLIGATION
                                 REVENUE

                                              Series 2001,
                                                LOC: National City Bank

                                                  3.600% 09/01/36(a)                             2,800,000        2,800,000

        IL QUAD CITIES REGIONAL ECONOMIC
                   DEVELOPMENT AUTHORITY

                                              Two Rivers YMCA,
                                                Series 2002,
                                                  LOC: US Bank N.A.

                                                  3.800% 12/01/31(a)                             2,500,000        2,500,000

                      IL SCHAUMBURG CITY

                                              Series 2004,
                                                Insured: FGIC

                                                  3.560% 12/01/41(a)                             5,000,000        5,000,000

                                IL STATE

                                              Series 2003,
                                                Insured: FSA

                                                  3.560% 12/01/20(a)                             2,345,000        2,345,000
                                              Series 2004:
                                                Insured: AMBAC,
                                                  LOC: JPMorgan Chase Bank

                                                  3.550% 11/01/12(a)                             3,180,000        3,180,000
                                                Insured: FGIC,
                                                  LOC: JPMorgan Chase Bank

                                                  3.550% 12/15/15(a)                             7,040,000        7,040,000

               IL TOLL HIGHWAY AUTHORITY

                                              Toll Highway Revenue,
                                                Series 2005 R-4073,
                                                  Insured: FSA,
                                                    LIQ FAC: Citibank N.A.

                                                  3.560% 01/01/23(a)                             3,720,000        3,720,000

    IL WILL & KENDALL COUNTIES COMMUNITY
    CONSTRUCTION SCHOOL DISTRICT NO. 202

                                              Series 2003,
                                                Insured: FGIC

                                                  3.560% 01/01/23(a)                             5,460,000        5,460,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                 PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - (CONTINUED)

      IL WILL COUNTY FOREST PRESERVATION
                                DISTRICT

                                              Series 2005,
                                                Insured: FGIC,
                                                  LIQ FAC: Merrill Lynch Capital Services

                                                  3.590% 12/01/18(a)                             3,030,000        3,030,000

                                                                                            ILLINOIS TOTAL      335,967,000

INDIANA - 3.5%

IN ANGOLA EDUCATIONAL FACILITIES REVENUE

                                              Tri-State University, Inc.,
                                                Series 2004,
                                                  LOC: Fifth Third Bank

                                                  3.580% 09/01/15(a)                             1,000,000        1,000,000

                            IN BOND BANK

                                              Series 2003 II-R-2079,
                                                Insured: MBIA,
                                                  LIQ FAC: Citigroup Global Market, Inc.

                                                  3.560% 09/01/21(a)                             2,415,000        2,415,000
                                              Series 2004,
                                                Insured: AMBAC

                                                  3.550% 02/01/12(a)                             5,445,000        5,445,000
                                              Series 2005,

                                                  3.500% 01/27/06                               18,000,000       18,003,008

        IN DEVELOPMENT FINANCE AUTHORITY
          INDUSTRIAL DEVELOPMENT REVENUE

                                              Indiana University Foundation,
                                                Series 1998,
                                                  LOC: National City Bank

                                                  3.610% 08/01/18(a)                             5,950,000        5,950,000

        IN DEVELOPMENT FINANCE AUTHORITY

                                              Children's Museum,
                                                Series 2003,
                                                  LIQ FAC: Fifth Third Bank

                                                  3.580% 07/01/33(a)                            17,000,000       17,000,000
                                              Rehabilitation Center, Inc.,
                                                Series 2002,
                                                  LOC: Old National Bank

                                                  3.630% 07/01/17(a)                             2,025,000        2,025,000

         IN DYER REDEVELOPMENT AUTHORITY

                                              Economic Development Lease Rent Revenue,
                                                Series 2005 PT-2721,
                                                  Insured: CIFG,
                                                    SPA: Merrill Lynch Capital Services

                                                  3.550% 07/15/23(a)                            12,260,000       12,260,000

     IN EDUCATIONAL FACILITIES AUTHORITY

                                              University of Indianapolis,
                                                Series 2001, AMT,
                                                  LOC: Fifth Third Bank

                                                  3.800% 10/01/30(a)                             4,265,000        4,265,000

                       IN ELKHART COUNTY

                                              Hubbard Hill Estates, Inc.,
                                                Series 2001,
                                                  LOC: Fifth Third Bank

                                                  3.580% 11/01/21(a)                             2,610,000        2,610,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                 PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
INDIANA - (CONTINUED)

      IN FORT WAYNE ECONOMIC DEVELOPMENT
                                 REVENUE

                                              St. Anne Home of Diocese,
                                                Series 1998,
                                                  LOC: Fifth Third Bank

                                                  3.600% 09/01/23(a)                             5,370,000        5,370,000

  IN HEALTH FACILITY FINANCING AUTHORITY

                                              Community Hospital of Indiana,
                                                Series 2005 B,
                                                  LOC: National City Bank

                                                  3.530% 05/01/35(a)                             4,000,000        4,000,000
                                              Southern Indiana Rehab Hospital,
                                                Series 2001,
                                                  LOC: Bank One Kentucky

                                                  3.650% 04/01/20(a)                             2,300,000        2,300,000

    IN HENRY COUNTY ECONOMIC DEVELOPMENT
                                 REVENUE

                                              Henry County YMCA, Inc.,
                                                Series 2004,
                                                  LOC: US Bank N.A.

                                                  3.600% 02/15/24(a)                             2,560,000        2,560,000

IN INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT
                               BOND BANK

                                              Series 2005 G-3,
                                                Insured: MBIA,
                                                  SPA: DEPFA Bank PLC

                                                  3.520% 01/01/35(a)                            20,000,000       20,000,000
                                              Series 2005,
                                                Insured: AMBAC

                                                  3.590% 02/01/25(a)                             3,000,000        3,000,000
                                              Series 2006 A,

                                                  4.500% 07/06/06                               19,550,000       19,670,428

   IN MERRILLVILLE MULTI-SCHOOL BUILDING
                                   CORP.

                                              Series 2005 923,
                                                Insured: FGIC,
                                                  LIQ FAC: JPMorgan Chase Bank

                                                  3.550% 01/15/13(a)                             4,780,000        4,780,000

   IN ST. JOSEPH COUNTY INDIANA ECONOMIC
                     DEVELOPMENT REVENUE

                                              Brothers of the Holy Cross,
                                                Series 1997,
                                                  LOC: KeyBank N.A.

                                                  3.590% 09/01/17(a)                             4,230,000        4,230,000

     IN TRANSPORTATION FINANCE AUTHORITY

                                              Series 2004,
                                                Insured: FGIC,
                                                  LOC: Wachovia Bank N.A.

                                                  3.540% 06/01/28(a)                             5,000,000        5,000,000
                                              Series 2004,
                                                Insured: MBIA-IBC

                                                  3.550% 06/01/09(a)                             3,845,000        3,845,000

                                                                                             INDIANA TOTAL      145,728,436

IOWA - 0.5%

                           IA DES MOINES

                                              Series 2004,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
IOWA - (CONTINUED)

                                                Insured: AMBAC

                                                  3.550% 06/01/24(a)                             3,000,000        3,000,000

                            IA EVANSDALE

                                              Series 2005,
                                                LOC: Wells Fargo Bank N.A.

                                                  3.560% 09/01/30(a)                             5,000,000        5,000,000

      IA HIGHER EDUCATION LOAN AUTHORITY
                                 REVENUE

                                              American Institute of Business,
                                                Series 1998,
                                                  LOC: Wells Fargo Bank N.A.

                                                  3.630% 11/01/13(a)                             1,270,000        1,270,000
                                              Loras College,
                                                Series 2000,
                                                  LOC: LaSalle Bank N.A.

                                                  3.750% 11/01/30(a)                            13,335,000       13,335,000

                                                                                                IOWA TOTAL       22,605,000

KANSAS - 0.2%

        KS UNIVERSITY OF KANSAS HOSPITAL
                               AUTHORITY

                                              Jayhawk Primary Care, Inc.,
                                                Series 2004,
                                                  LOC: Harris Trust & Savings Bank

                                                  3.750% 09/01/34(a)                             2,600,000        2,600,000

        KS WICHITA CITY HOSPITAL REVENUE

                                              Series 2005,
                                                Insured: MBIA

                                                  3.550% 10/01/10(a)                             7,155,000        7,155,000

                                                                                              KANSAS TOTAL        9,755,000

KENTUCKY - 1.8%

   KY ASSET/LIABILITY COMMISSION GENERAL
                            FUND REVENUE

                                              Series 2005 A,

                                                  4.000% 06/28/06                               10,000,000       10,034,085
                                              Series 2005 R-7011,
                                                Insured: MBIA

                                                  3.560% 05/01/21(a)                             3,185,000        3,185,000

 KY ASSOCIATION OF COUNTIES CERTIFICATES
                        OF PARTICIPATION

                                              Series 2005,

                                                  4.000% 06/30/06                               14,750,000       14,836,328

 KY CHRISTIAN COUNTY INDUSTRIAL BUILDING
                                 REVENUE

                                              Audubon Area Community Services,
                                                Series 2004,
                                                  LOC: Branch Banking & Trust

                                                  3.550% 01/01/29(a)                             1,800,000        1,800,000

KY ECONOMIC DEVELOPMENT FINANCE AUTHORITY

                                              Baptist Convalescent Center,
                                                Series 1999,
                                                  LOC: Fifth Third Bank

                                                  3.500% 12/01/19(a)                             4,300,000        4,300,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
KENTUCKY - (CONTINUED)

                                              Goodwill Industries,
                                                Series 2003,
                                                  LOC: Branch Banking & Trust

                                                  3.550% 08/01/23(a)                             9,640,000        9,640,000

                     KY JEFFERSON COUNTY

                                              Multi-Family Housing Revenue,
                                                Canter Chase Apartments Project,
                                                  Series 2002,
                                                    Insured: FHLMC

                                                  3.570% 06/01/32(a)                             9,100,000        9,100,000

KY LEXINGTON FAYE URBAN COUNTY GOVERNMENT

                                              Roman Catholic Lexington:
                                                Series 2005 A,
                                                  LOC: Fifth Third Bank

                                                  3.580% 10/01/32(a)                             3,300,000        3,300,000
                                                Series 2005 B,
                                                  LOC: Fifth Third Bank

                                                  3.580% 10/01/32(a)                             4,735,000        4,735,000

                             KY MAYFIELD

                                              League of Cities Funding Trust
                                                Series 1996,
                                                  LOC: PNC Bank

                                                  3.470% 07/01/26(a)                             3,795,000        3,795,000

    KY MOREHEAD LEAGUE OF CITIES FUNDING
                                   TRUST

                                              Series 2004 A,
                                                LOC: US Bank N.A.

                                                  3.580% 06/01/34(a)                             5,280,000        5,280,000

      KY PROPERTY & BUILDINGS COMMISSION

                                              Series 2004,
                                                Insured: FSA

                                                  3.550% 04/01/13(a)                             5,315,000        5,315,000

                                                                                            KENTUCKY TOTAL       75,320,413

LOUISIANA - 3.1%

         LA JEFFERSON SALES TAX DISTRICT

                                              Series 2005,
                                                Insured: AMBAC

                                                  3.200% 12/01/17(a)(b)                          5,130,000        5,130,000

           LA NEW ORLEANS AVIATION BOARD

                                              Series 1993 B,
                                                Insured: MBIA,
                                                  LOC: Dexia Credit Local

                                                  3.600% 08/01/16(a)                            25,000,000       25,000,000

          LA OFFSHORE TERMINAL AUTHORITY

                                              Loop LLC,
                                                Series 2003,
                                                  LOC: SunTrust Bank

                                                  3.750% 09/01/14(a)                            18,830,000       18,830,000

          LA PUBLIC FACILITIES AUTHORITY

                                              Pennington Medical Foundation,
                                                Series 2001 A,
                                                  LOC: BNP Paribas

                                                  3.500% 07/01/31(a)                            36,650,000       36,650,000
                                              The Glen Retirement System,
                                                Series 2001,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
LOUISIANA - (CONTINUED)

                                                  LOC: AmSouth Bank

                                                  3.630% 09/01/16(a)                             3,160,000        3,160,000
                                              Tiger Athletic Foundation,
                                                Series 1999,
                                                  LOC: Regions Bank

                                                  3.530% 09/01/28(a)                             9,200,000        9,200,000

   LA ST. JAMES PARISH POLLUTION CONTROL

                                                  3.150% 02/14/06                               26,000,000       26,000,000

  LA UPPER PONTALBA BUILDING RESTORATION
                                   CORP.
                                              Series 1996,
                                                LOC: Bank One N.A.

                                                  3.650% 12/01/16(a)                             3,870,000        3,870,000

                                                                                           LOUISIANA TOTAL      127,840,000

MAINE - 0.1%

                    ME FINANCE AUTHORITY

                                              Erskine Academy,
                                                Series 2004,
                                                  LOC: KeyBank N.A.

                                                  3.590% 12/01/20(a)                             2,000,000        2,000,000

          ME HEALTH & HIGHER EDUCATIONAL
                    FACILITIES AUTHORITY

                                              Series 2003,
                                                Insured: FSA

                                                  3.550% 07/01/11(a)                             2,695,000        2,695,000

                                                                                               MAINE TOTAL        4,695,000

MARYLAND - 0.2%

                         MD ANNE ARUNDEL

                                              West Capital Associates LP,
                                                Series 1985,
                                                  LOC: SunTrust Bank

                                                  3.700% 12/01/15(a)                             3,500,000        3,500,000

MD BALTIMORE COUNTY ECONOMIC DEVELOPMENT
                                 REVENUE

                                              Torah Institution Baltimore,
                                                Series 2004,
                                                  LOC: Branch Banking & Trust

                                                  3.550% 07/01/24(a)                             3,890,000        3,890,000

                                                                                            MARYLAND TOTAL        7,390,000

MASSACHUSETTS - 2.5%

           MA DEVELOPMENT FINANCE AGENCY

                                                  3.250% 04/17/06                               15,000,000       15,000,000
                                              Dexter School,
                                                Series 2000,

                                                  Insured: MBIA,
                                                    SPA: First Union National Bank

                                                  3.530% 05/01/31(a)                             8,210,000        8,210,000

      MA HEALTH & EDUCATIONAL FACILITIES
                               AUTHORITY

                                              Series 2004 PT-911,
                                                Insured: AMBAC,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
MASSACHUSETTS - (CONTINUED)

                                                  SPA: Merrill Lynch Capital Services

                                                  3.100% 03/25/11(a)(b)                          9,535,000        9,535,000

               MA HOUSING FINANCE AGENCY

                                              Series 2005 U,
                                                GIC: AIG

                                                  2.650% 01/31/06(a)                             9,000,000        9,000,000

                                MA STATE

                                              Series 1997 B,
                                                SPA: Landesbank Hessen-Thuringen

                                                  3.580% 08/01/15(a)                            44,300,000       44,300,000
                                              Series 2000 A,
                                                LOC: Landesbank Baden-Wurttemberg

                                                  3.800% 12/01/30(a)                             1,125,000        1,125,000

                           MA WINCHESTER

                                              Series 2005,
                                                  3.750% 07/03/06(a)                             8,000,000        8,040,968

     ROARING FORK MUNICIPAL PRODUCTS LLC

                                              Series 2004,
                                                Insured: FGIC

                                                  3.590% 12/15/16(a)                             8,285,000        8,285,000

                                                                                       MASSACHUSETTS TOTAL      103,495,968

MICHIGAN - 5.9%

 MI ABN AMRO MUNITOPS CERTIFICATES TRUST

                                              Series 2002,
                                                Insured: FGIC,
                                                  LOC: ABN AMRO Bank N.V.

                                                  3.530% 11/01/10(a)                             8,000,000        8,000,000

       MI ANN ARBOR ECONOMIC DEVELOPMENT

                                              Ann Arbor YMCA,
                                                Series 2004,
                                                  LOC: Fifth Third Bank

                                                  3.560% 04/01/34(a)                             2,200,000        2,200,000

                   MI BUILDING AUTHORITY

                                              Series 2003,
                                                Insured: MBIA,

                                                  3.560% 10/15/18(a)                             4,155,000        4,155,000
                                              Series 2005,
                                                Insured: AMBAC,
                                                  LOC: Citibank N.A.

                                                  3.560% 10/15/24(a)                             3,525,000        3,525,000

   MI FREMONT HOSPITAL FINANCE AUTHORITY

                                              Gerber Memorial Health Services,
                                                Series 2002,
                                                  LOC: Fifth Third Bank

                                                  3.580% 11/01/27(a)                             5,245,000        5,245,000

          MI GRAND RAPIDS PUBLIC SCHOOLS

                                              Series 2004,
                                                LOC: Fifth Third Bank

                                                  3.580% 05/01/23(a)                               720,000          720,000

                         MI GRAND VALLEY

                                              State University Revenue:
                                                Series 2001 B,
                                                  Insured: FGIC


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
MICHIGAN - (CONTINUED)

                                                  3.530% 06/01/27(a)                            21,035,000       21,035,000
                                                Series 2003,
                                                  Insured: XLCA

                                                  3.530% 09/01/28(a)                            12,420,000       12,420,000

MI HIGHER EDUCATION FACILITIES AUTHORITY
                                 REVENUE

                                              Hope College:
                                                Series 2002 B,
                                                  LOC: Fifth Third Bank

                                                  3.550% 04/01/32(a)                             8,040,000        8,040,000
                                                Series 2004,
                                                  LOC: Bank One N.A.

                                                  3.560% 04/01/34(a)                             7,755,000        7,755,000

           MI HOSPITAL FINANCE AUTHORITY

                                              Series 2003,
                                                LOC: Fifth Third

                                                  3.560% 12/01/32(a)                             8,100,000        8,100,000
                                              Series 2005 H,
                                                Insured: CIFG

                                                  3.800% 11/01/40(a)                            17,500,000       17,500,000

        MI HOUSING DEVELOPMENT AUTHORITY

                                              Series 2004,
                                                Insured: FGIC,
                                                  LOC: Merrill Lynch Capital Services

                                                  3.430% 10/01/13(a)                            21,765,000       21,765,000

             MI MUNICIPAL BOND AUTHORITY

                                              Series 2005 A,
                                                LOC: JPMorgan Chase Bank

                                                  3.750% 03/21/06                               15,000,000       15,037,959
                                              Series 2005 B-2,
                                                LOC: JPMorgan Chase Bank

                                                  4.000% 08/18/06                               40,000,000       40,177,094

   MI OAKLAND ECONOMIC DEVELOPMENT CORP.

                                              Series 2002,
                                                LOC: Allied Irish Bank PLC

                                                  3.560% 12/01/32(a)                             7,665,000        7,665,000

MI PUBLIC EDUCATIONAL FACILITY AUTHORITY

                                              West Michigan Academy,
                                                Series 2003,
                                                  LOC: Fifth Third Bank

                                                  3.580% 12/01/18(a)                             2,215,000        2,215,000

    MI SOUTH CENTRAL POWER AGENCY SUPPLY
                         SYSTEMS REVENUE

                                              Series 2004,

                                                  3.530% 11/01/11(a)                             5,760,000        5,760,000

                                MI STATE

                                              Series 2005 A,

                                                  4.500% 09/29/06                               36,000,000       36,322,481

                  MI STRATEGIC FUND LTD.

                                              Environmental Research Institute:
                                                Series 200 A,

                                                  3.470% 10/01/15(a)                             4,370,000        4,370,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
MICHIGAN - (CONTINUED)

                                                Series 2000 B,

                                                  3.470% 10/01/25(a)                             4,260,000        4,260,000

            MI WEST SHORE MEDICAL CENTER

                                              Series 2001,
                                                LOC: National City Bank

                                                  3.560% 04/01/22(a)                            10,935,000       10,935,000

                                                                                            MICHIGAN TOTAL      247,202,534

MINNESOTA - 1.4%

                      MN BROOKLYN CENTER

                                              BCC Associates LLC,
                                                Series 2001,
                                                  LOC: US Bank N.A.

                                                  3.800% 12/01/14(a)                             1,900,000        1,900,000

         MN COMMUNITY DEVELOPMENT AGENCY

                                              Series 1995 A,
                                                LOC: US Bank N.A.

                                                  3.560% 10/01/24(a)                             4,830,000        4,830,000

               MN HOUSING FINANCE AGENCY

                                              Series 2005 D,

                                                  2.900% 05/18/06                               20,000,000       20,000,000

      MN SOUTHERN MUNICIPAL POWER AGENCY

                                              Series 2005,
                                                Insured: MBIA

                                                  3.590% 01/01/27(a)                             1,000,000        1,000,000

                                MN STATE

                                              Series 2005,
                                                  3.540% 10/01/21(a)                            31,240,000       31,240,000

                                                                                           MINNESOTA TOTAL       58,970,000

MISSISSIPPI - 0.4%

               MS BUSINESS FINANCE CORP.

                                              Belhaven College,
                                                Series 2004,
                                                  LOC: First Tennessee Bank

                                                  3.700% 07/01/24(a)                          4,800,000          4,800,000
                                              Mississippi College,
                                                Series 2003,
                                                  LOC: AmSouth Bank

                                                  3.630% 07/01/23(a)                            11,600,000       11,600,000

                                                                                         MISSISSIPPI TOTAL       16,400,000

MISSOURI - 2.3%

   MO CLAY COUNTY PUBLIC SCHOOL DISTRICT
                                  NO. 53

                                              Series 2004,
                                                Insured: FSA

                                                  3.550% 03/01/12(a)                             6,070,000        6,070,000

       MO DESLOGE INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              National Health Corp.,
                                                Series 1989,
                                                  LOC: Regions Bank

                                                  3.200% 12/01/10(a)                             1,370,000        1,370,000

            MO DEVELOPMENT FINANCE BOARD


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
MISSOURI - (CONTINUED)

                                              Southeast Missouri State University,
                                                Series 2003 B,
                                                  LOC: US Bank N.A.

                                                  3.550% 10/01/23(a)                             4,705,000        4,705,000

MO DUNKLIN COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                                National Health Corp.,
                                                  Series 1989,
                                                    LOC: Regions Bank

                                                  3.200% 12/01/10(a)                             1,355,000        1,355,000

      MO HEALTH & EDUCATIONAL FACILITIES
                               AUTHORITY

                                              Missouri Baptist College,
                                                Series 2002,
                                                  LOC: US Bank N.A.

                                                  3.800% 11/15/22(a)                             4,740,000        4,740,000
                                              SSM Health Care Corp.,
                                                Series 2005 C-5,

                                                  Insured: FGIC,
                                                    LOC: US Bank N.A.

                                                  1.000% 06/01/33(a)                            23,500,000       23,500,000
                                              Washington University,
                                                Series 2004 B,
                                                  LOC: Dexia Credit Local

                                                  3.750% 02/15/34(a)                             5,150,000        5,150,000

   MO KANSAS CITY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Multi-Family Housing Revenue:
                                                Ethans Apartments Associates,
                                                  Series 2004,
                                                    LOC: Citibank N.A.

                                                  3.540% 02/01/39(a)                             8,000,000        8,000,000
                                                Timberlane Village Associates,
                                                  Series 1986,
                                                    LOC: UBS A.G.

                                                  3.580% 06/01/27(a)                            18,400,000       18,400,000

 MO PLATTE COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Series 1996,
                                                Insured: FHLMC

                                                  3.540% 04/01/28(a)                             8,260,000        8,260,000

                 MO SCA TAX EXEMPT TRUST

                                              Series 2005 PT-2521,
                                                Insured: FSA,
                                                  LOC: Merrill Lynch Capital Services

                                                  3.560% 01/01/30(a)                             8,400,000        8,400,000

     MO ST. LOUIS INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Wetterau, Inc.,
                                                Series 1989,
                                                  LOC: PNC Bank

                                                  3.530% 05/01/09(a)                             5,000,000        5,000,000

                                                                                            MISSOURI TOTAL       94,950,000

NEBRASKA - 0.6%

        NE EDUCATIONAL FINANCE AUTHORITY


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
NEBRASKA - (CONTINUED)

                                               Creighton University:
                                                 Series 2003,
                                                   Insured: AMBAC

                                                   3.750% 03/01/33(a)                            7,500,000        7,500,000
                                                 Series 2005 C,
                                                   Insured: FGIC,
                                                     LOC: JPMorgan Chase Bank

                                                   3.750% 07/01/35(a)                           13,350,000       13,350,000

NE ELEMENTARY & SECONDARY SCHOOL FINANCE
                               AUTHORITY

                                               Wider Omaha Lutheran School Association,
                                                 Series 2004 B,
                                                   LOC: PNC Bank N.A.

                                                   3.800% 09/01/29(a)                            3,950,000        3,950,000

  NE LANCASTER COUNTY HOSPITAL AUTHORITY
                                   NO. 1

                                               Bryanlgh Medical Center,
                                                 Series 2002,
                                                   Insured: AMBAC

                                                   3.750% 06/01/18(a)                            1,700,000        1,700,000

                                                                                            NEBRASKA TOTAL       26,500,000

NEVADA - 2.4%

         NV CLARK COUNTY SCHOOL DISTRICT

                                              Series 2004,
                                                Insured: MBIA

                                                  3.550% 06/15/23(a)                             6,245,000        6,245,000

                         NV CLARK COUNTY

                                              Airport Revenue:
                                                Series 2005 D-1,
                                                  Insured: FGIC,
                                                    LOC: Bayerische Landesbank

                                                  3.500% 07/01/40(a)                            47,190,000       47,190,000
                                                Series 2005 D-2,
                                                  Insured: FGIC

                                                  3.580% 07/01/40(a)                            13,000,000       13,000,000
                                                Series 2005 E-1,
                                                  Insured: FGIC,
                                                    SPA: Bayerische Landesbank

                                                  3.500% 07/01/36(a)                            13,800,000       13,800,000

                            NV HENDERSON

                                              Series 2004,
                                                Insured: FGIC

                                                  3.550% 06/01/24(a)                             8,610,000        8,610,000

           NV SYSTEM OF HIGHER EDUCATION

                                              Series 2005 Db-185,
                                                Insured: AMBAC,
                                                  LOC: Merrill Lynch Capital Services

                                                  3.550% 07/01/30(a)                             7,550,000        7,550,000

        NV WASHOE COUNTY SCHOOL DISTRICT

                                              Series 2003,
                                                Insured: FGIC

                                                  3.560% 06/01/20(a)                             3,965,000        3,965,000

                                                                                              NEVADA TOTAL      100,360,000

NEW HAMPSHIRE - 0.1%

        NH HEALTH & EDUCATION FACILITIES
                               AUTHORITY


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
NEW HAMPSHIRE - (CONTINUED)

                                              Series 2004 A,
                                                LOC: Citizens Bank

                                                  3.550% 12/01/34(a)                             5,000,000        5,000,000

                                                                                       NEW HAMPSHIRE TOTAL        5,000,000

NEW JERSEY - 1.8%

       NJ ECONOMIC DEVELOPMENT AUTHORITY

                                              Mount Olive Industrial Realty Co. LLC,
                                                Series 1998,
                                                  LOC: Bank of New York

                                                  3.760% 12/01/07(a)                             9,750,000        9,750,000
                                              Series 2004 502,
                                                Insured: MBIA,
                                                  LIQ FAC: PNC Bank N.A.

                                                  3.550% 01/01/22(a)                            10,810,000       10,810,000

  NJ STATE CERTIFICATES OF PARTICIPATION

                                              Series 2005 PT-3030,
                                                Insured: ABMAC,
                                                  SPA: Merrill Lynch Capital Services

                                                  3.540% 06/15/17(a)                             7,845,000        7,845,000

           NJ TRANSIT CORP. CERTIFICATES
                           PARTICIPATION

                                              Series 2000 B,
                                                Insured: AMBAC

                                                  5.500% 09/15/06                               46,675,000       47,386,410

                                                                                          NEW JERSEY TOTAL       75,791,410

NEW MEXICO - 0.6%

          NM FARMINGTON HOSPITAL REVENUE

                                              San Juan Regional Medical Center Project,
                                                Series 2004-B,
                                                  LOC: Bank of Nova Scotia

                                                  3.540% 06/01/28(a)                             5,000,000        5,000,000

         NM FARMINGTON POLLUTION CONTROL

                                              Arizona Public Service Co.
                                                Series 1994 A,
                                                  LOC: Barclays Bank PLC

                                                  3.770% 05/01/24(a)                             1,800,000        1,800,000

                    NM FINANCE AUTHORITY

                                              Series 2004,
                                                Insured: MBIA

                                                  3.550% 12/15/11(a)                            19,665,000       19,665,000

                                                                                          NEW MEXICO TOTAL       26,465,000

NEW YORK - 5.2%

           NY ALLEGANY COUNTY INDUSTRIAL
                      DEVELOPMENT AGENCY

                                              Series 2004,
                                                LOC: KeyBank N.A.

                                                  3.590% 04/01/29(a)                             3,005,000        3,005,000

                  NY DORMITORY AUTHORITY

                                              Series 2005 B,
                                                LOC: Bayerische Landesbank

                                                  3.530% 05/15/39(a)                            35,950,000       35,950,000

       NY HOUSING FINANCE AGENCY REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
NEW YORK - (CONTINUED)

                                              Liberty Street Realty LLC,
                                                Series 2003,
                                                  Insured: FHLMC

                                                  1.000% 05/01/35(a)                             5,000,000        5,000,000

    NY LOCAL GOVERNMENT ASSISTANCE CORP.

                                              Series 2000,
                                                Insured: FGIC,
                                                  LIQ FAC: Lloyds TSB Bank PLC

                                                  3.250% 04/01/10(a)(b)                          2,600,000        2,600,000

 NY METROPOLITAN TRANSPORTATION AUTHORITY

                                              Series 2003:
                                                Insured: AMBAC

                                                  3.540% 11/15/10(a)                             8,930,000        8,930,000
                                                Insured: MBIA
                                                  SPA: Citibank N.A.

                                                  3.550% 11/15/28(a)                             4,535,000        4,535,000
                                              Series 2005 G-2,
                                                LOC: BNP Paribas

                                                  3.750% 11/01/26(a)                            59,245,000       59,245,000

    NY NEW YORK CITY HOUSING DEVELOPMENT
                                   CORP.

                                              RBNB Wall Street Owner LLC,
                                                Series 2005 A,
                                                  LOC: Landesbank Hessen-Thuringen

                                                  1.000% 12/01/36(a)                            38,000,000       38,000,000

                        NY NEW YORK CITY

                                                  3.300% 01/06/06                               25,000,000       25,000,000
                                              Series 2004 C-3,
                                                Insured: CIFG,
                                                  LOC: DEPFA Bank PLC

                                                  3.510% 08/15/29(a)                            23,895,000       23,895,000

   NY TOBACCO SETTLEMENT FINANCING CORP.

                                              Series 2004 PT-972,
                                                Insured: AMBAC,
                                                  SPA: Merrill Lynch Capital Services

                                                  3.000% 08/12/11(a)                             4,995,000        4,995,000

 NY TRIBOROUGH BRIDGE & TUNNEL AUTHORITY

                                              Series 2002,
                                                Insured: MBIA

                                                  3.540% 05/15/10(a)                             2,450,000        2,450,000
                                              Series 2003,
                                                Insured: MBIA

                                                  3.540% 05/15/17(a)                             3,500,000        3,500,000

                                                                                            NEW YORK TOTAL      217,105,000

NORTH CAROLINA - 4.2%

    NC CAPITAL FACILITIES FINANCE AGENCY

                                              Educational Facilities Revenue:
                                                Barton College,
                                                  Series 2001,
                                                    LOC: Branch Banking & Trust Co.

                                                  3.550% 07/01/19(a)                             5,400,000        5,400,000
                                                Campbell University,
                                                  Series 2004,
                                                    LOC: Branch Banking & Trust Co.


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
NORTH CAROLINA - (CONTINUED)

                                                  3.550% 10/01/24(a)                             5,600,000        5,600,000

          NC CHARLOTTE HOUSING AUTHORITY

                                              Multi-Family Housing Revenue:
                                                Charlotte Stonehaven LLC,
                                                  Series 2005,
                                                    LOC: Wachovia Bank N.A.

                                                  3.530% 09/01/35(a)                             9,475,000        9,475,000
                                                Series 2005,
                                                  LOC: Wachovia Bank N.A.

                                                  3.530% 09/01/35(a)                             7,740,000        7,740,000

 NC FORSYTH COUNTY INDUSTRIAL FACILITIES
 & POLLUTION CONTROL FINANCING AUTHORITY

                                              YMCA of Winston-Salem,
                                                Series 2005,
                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 12/01/30(a)                            10,250,000       10,250,000

NC GUILFORD COUNTY INDUSTRIAL FACILITIES
 & POLLUTION CONTROL FINANCING AUTHORITY

                                              YMCA of Greensboro, Inc.,
                                                Series 2002,
                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 02/01/23(a)                             2,465,000        2,465,000

    NC HENDERSON COUNTY HOSPITAL REVENUE

                                              Series 2001,
                                                LOC: Branch Banking & Trust Co.

                                                  3.550% 10/01/21(a)                            13,305,000       13,305,000

                   NC MECKLENBURG COUNTY

                                              Series 2004 B,
                                                LOC: Landesbank Hessen-Thuringen

                                                  3.490% 02/01/24(a)                            46,000,000       46,000,000

              NC MEDICAL CARE COMMISSION

                                              Aldersgate United Retirement Community,
                                                Series 2001,
                                                  LOC: Branch Banking & Trust

                                                  3.500% 01/01/31(a)                            10,310,000       10,310,000
                                              Carolina Meadows, Inc.,
                                                Series 2004,

                                                  LOC: Allied Irish Bank PLC

                                                  3.560% 12/01/34(a)                             5,110,000        5,110,000
                                              Rutherford Hospital, Inc.,
                                                Series 2001,

                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 09/01/21(a)                             3,640,000        3,640,000
                                              Series 2003,
                                                LOC: Bank of Scotland,

                                                  3.550% 07/01/07(a)                               900,000          900,000
                                              Southeastern Regional Medical Center,
                                                LOC: Branch Banking & Trust

                                                  3.550% 06/01/37(a)                             2,500,000        2,500,000
                                              United Methodist Retirement Homes,
                                                Series 2005,
                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 10/01/35(a)                             5,000,000        5,000,000
                                              Well-Spring Retirement Community,
                                                Series 2003,
                                                  LOC: Allied Irish Bank PLC


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
NORTH CAROLINA - (CONTINUED)

                                                  3.560% 01/01/21(a)                             9,570,000        9,570,000
                                              Westcare, Inc.,
                                                Series 2002 A,
                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 09/01/22(a)                             9,300,000        9,300,000

                                NC STATE

                                              Series 2003,

                                                  3.550% 02/01/11(a)                             5,440,000        5,440,000
                                              Series 2004,

                                                  3.550% 03/01/12(a)                             5,400,000        5,400,000

                          NC WAKE COUNTY

                                              Series 2003 B,
                                                SPA: Lloyds TSB Bank PLC

                                                  4.000% 04/01/16(a)                             6,000,000        6,018,848
                                              Series 2004 A,
                                                LOC: Landesbank Hessen-Thuringen

                                                  4.000% 04/01/19(a)                            12,000,000       12,037,697

                                                                                      NORTH CAROLINA TOTAL      175,461,545

NORTH DAKOTA - 0.1%

   ND GRAND FORKS HEALTH CARE FACILITIES
                                 REVENUE

                                              Series 2004,
                                                Insured: MBIA

                                                  3.550% 07/21/09(a)                             5,845,000        5,845,000

                                                                                        NORTH DAKOTA TOTAL        5,845,000

OHIO - 6.6%

    OH AIR QUALITY DEVELOPMENT AUTHORITY

                                              Ohio Edison Co.,
                                                Series 2000 C,
                                                  LOC: Wachovia Bank N.A.

                                                  3.750% 06/01/23(a)                            14,700,000       14,700,000

  OH AKRON BATH COPLEY TOWNSHIP HOSPITAL
                                DISTRICT

                                              Summa Health System,
                                                Series 2004 B,
                                                  LOC: Bank One N.A.

                                                  3.560% 11/01/34(a)                            10,100,000       10,100,000

    OH CINCINNATI & HAMILTON COUNTY PORT
                               AUTHORITY

                                              Series 1985,
                                                LOC: Fifth Third Bank

                                                  3.800% 09/01/25(a)                             1,415,000        1,415,000

      OH CINCINNATI CITY SCHOOL DISTRICT

                                              Series 2005,
                                                Insured: FSA,
                                                  LOC: JPMorgan Chase Bank

                                                  3.550% 12/01/11(a)                             3,885,000        3,885,000

       OH CLEVELAND CUYAHOGA COUNTY PORT
                               AUTHORITY

                                              Cleveland Museum of Art,
                                                Series 2005 A,

                                                  3.530% 10/01/40(a)                             5,000,000        5,000,000

  OH COLUMBUS REGIONAL AIRPORT AUTHORITY


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
OHIO - (CONTINUED)

                                              Series 2004,
                                                LOC: US Bank N.A.

                                                  3.520% 03/01/34(a)                            24,750,000       24,750,000
                                              Series 2005,
                                                LOC: US Bank N.A.

                                                  3.520% 07/01/35(a)                            33,275,000       33,275,000

          OH CUYAHOGA COUNTY HEALTH CARE
                      FACILITIES REVENUE

                                              A.M. McGregor Home,
                                                Series 2001,
                                                  LOC: KeyBank N.A.

                                                  3.560% 01/01/32(a)                             4,615,000        4,615,000

     OH FRANKLIN COUNTY HOSPITAL REVENUE

                                              Children's Hospital,
                                                Insured: AMBAC,
                                                  LOC: National City Bank:

                                                  3.530% 11/01/25(a)                             7,305,000        7,305,000

                                                  3.530% 11/01/33(a)                            11,000,000       11,000,000

          OH HAMILTON COUNTY HEALTH CARE
                      FACILITIES REVENUE

                                              Episcopal Retirement Homes, Inc.,
                                                Series 2005 A,
                                                  LOC: KeyBank N.A.

                                                  3.500% 06/01/35(a)                             6,500,000        6,500,000

       OH HIGHLAND COUNTY HOSPITAL JOINT
                                TOWNSHIP

                                              Series 2004,
                                                LOC: Fifth Third Bank

                                                  3.580% 08/01/24(a)                             1,765,000        1,765,000

OH JACKSON LOCAL SCHOOL DISTRICT STARK &
                        SUMMIT COUNTIES,

                                              Series 2004,
                                                Insured: FGIC

                                                  3.540% 12/01/24(a)                             3,970,000        3,970,000

       OH LORAIN COUNTY HOSPITAL REVENUE

                                              Series 2005,
                                                Insured: AMBAC,
                                                  SPA: JPMorgan Chase Bank

                                                  3.530% 11/01/21(a)                            20,000,000       20,000,000

  OH MAHONING COUNTY HOSPITAL FACILITIES
                                 REVENUE

                                              Forum Health Obligation Group,
                                                Series 1997 B,
                                                  Insured: MBIA

                                                  3.530% 12/01/28(a)                            14,100,000       14,100,000
                                              Series 2002 B,
                                                LOC: Fifth Third Bank

                                                  3.550% 12/01/27(a)                             6,595,000        6,595,000

           OH MONTGOMERY COUNTY ECONOMIC
                     DEVELOPMENT REVENUE

                                              Series 1996,
                                                LOC: National City Bank

                                                  3.580% 05/01/26(a)                             8,000,000        8,000,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
OHIO - (CONTINUED)

     OH MUSKINGUM COUNTY HOSPITAL FACILITIES
                                     REVENUE

                                              Genesis Healthcare System,
                                                Series 2000,
                                                  LOC: National City Bank

                                                  3.560% 12/01/20(a)                            13,670,000       13,670,000

         OH SUMMIT COUNTY PORT AUTHORITY
          INDUSTRIAL DEVELOPMENT REVENUE

                                              Series 2005,

                                                  3.600% 10/01/23(a)                             4,935,000        4,935,000

                    OH UNIVERSITY TOLEDO

                                              Series 2002,
                                                Insured: FGIC

                                                  3.750% 06/01/32(a)                             9,200,000        9,200,000

   OH WARREN COUNTY ECONOMIC DEVELOPMENT
                                 REVENUE

                                              Ralph J. Stolle Countryside,
                                                Series 2000,
                                                  LOC: Fifth Third Bank

                                                  3.580% 08/01/20(a)                             1,000,000        1,000,000

          OH WATER DEVELOPMENT AUTHORITY

                                              Firstenergy Nuclear Generation,
                                                Series 2005 B,
                                                  LOC: Barclays Bank PLC

                                                  3.500% 01/01/34(a)                            67,700,000       67,700,000

                                                                                                OHIO TOTAL      273,480,000

OKLAHOMA - 0.0%

         OK INDUSTRIAL AUTHORITY REVENUE

                                              Amateur Softball Association Project,
                                                Series 2002,
                                                  LOC: Bank One Oklahoma N.A.

                                                  3.580% 06/01/14(a)                             1,260,000        1,260,000

                                                                                            OKLAHOMA TOTAL        1,260,000

PENNSYLVANIA - 2.2%

PA ALLEGHENY COUNTY HOSPITAL DEVELOPMENT
                               AUTHORITY

                                              University Pittsburgh Medical Center,
                                                Series 2005 B-1,

                                                  3.630% 12/01/16(a)                            13,100,000       13,100,000

          PA ALLEGHENY COUNTY INDUSTRIAL
                     DEVELOPMENT REVENUE

                                              United Jewish Federation,
                                                Series 1995 B,
                                                  LOC: PNC Bank N.A.

                                                  3.530% 10/01/25(a)                             5,975,000        5,975,000

       PA ALLEGHENY COUNTY REDEVELOPMENT
                               AUTHORITY

                                              Series 2001 A,
                                                LOC: National City Bank

                                                  3.600% 11/01/19(a)                             2,700,000        2,700,000

     PA DELAWARE VALLEY REGIONAL FINANCE
                               AUTHORITY

                                              Series 2003 PT-784,
                                                LOC: Merrill Lynch Capital Services


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
PENNSYLVANIA - (CONTINUED)

                                                  3.540% 07/01/26(a)                             9,995,000        9,995,000

             PA EMMAUS GENERAL AUTHORITY

                                              Series 1989 H-19,
                                                LOC: DEPFA Bank PLC

                                                  3.600% 03/01/24(a)                            15,000,000       15,000,000

                 PA HARRISBURG AUTHORITY

                                              Series 2002 B,
                                                Insured: FSA

                                                  3.560% 03/01/34(a)                            11,270,000       11,270,000
                                              Series 2002 D,
                                                Insured: FSA

                                                  3.560% 03/01/34(a)                             1,885,000        1,885,000

        PA HIGHER EDUCATIONAL FACILITIES
                               AUTHORITY

                                              Series 2005,
                                                LOC: Sovereign Bank

                                                  3.560% 11/01/36(a)                             8,000,000        8,000,000

        PA LEHIGH COUNTY GENERAL PURPOSE
                               AUTHORITY

                                              Series 2003 PT-855,
                                                Insured: AMBAC,
                                                  SPA: Merrill Lynch Capital Services

                                                  2.950% 07/01/18(a)(b)                          8,610,000        8,610,000

PA LUZERNE COUNTY INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Series 2005,
                                                LOC: PNC Bank N.A.

                                                  1.000% 11/01/26(a)                            10,500,000       10,500,000

         PA MONTGOMERY COUNTY INDUSTRIAL
                   DEVELOPMENT AUTHORITY

                                              Series 1987,
                                                LOC: PNC Bank N.A.

                                                  3.530% 09/01/06(a)                             5,000,000        5,000,000

                                                                                        PENNSYLVANIA TOTAL       92,035,000

PUERTO RICO - 0.1%

          PR COMMONWEALTH OF PUERTO RICO
      INFRASTRUCTURE FINANCING AUTHORITY

                                              Series 2005,
                                                Insured: FGIC,
                                                  LIQ FAC: Dexia Credit Local

                                                  3.500% 07/01/22                                1,955,000        1,955,000

                                                                                         PUERTO RICO TOTAL        1,955,000

RHODE ISLAND - 0.2%

 RI HOUSING & MORTGAGE FINANCE AUTHORITY

                                              Series 2003 43-B,

                                                  1.470% 06/15/06(a)                            10,000,000        9,910,021

                                                                                        RHODE ISLAND TOTAL        9,910,021

SOUTH CAROLINA - 1.9%

 SC ABN AMRO MUNITOPS CERTIFICATES TRUST

                                              Series 2003,
                                                Insured: FSA


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
SOUTH CAROLINA - (CONTINUED)

                                                3.550% 03/01/11(a)                              23,515,000       23,515,000

SC HOUSING FINANCE &DEVELOPMENT AUTHORITY

                                              Mid-America Apartments LP,
                                                Series 2005,
                                                  Insured: FNMA

                                                  3.530% 11/15/35(a)                             7,200,000        7,200,000

  SC JOBS ECONOMIC DEVELOPMENT AUTHORITY

                                              Health Care Facilities Revenue:
                                                Baptist Ministries, Inc.,
                                                  Series 2000,
                                                    LOC: Nations Bank N.A.

                                                  3.580% 07/01/20(a)                             6,100,000        6,100,000
                                                Carolina Village, Inc.,
                                                  Series 2000,
                                                    LOC: Branch Banking & Trust

                                                  3.550% 02/01/22(a)                            13,250,000       13,250,000
                                              Hospital Facility Revenue,
                                                Canon Memorial Hospital,
                                                  Series 2004 A,
                                                    LOC: National Bank of South Carolina

                                                  3.610% 06/01/24(a)                             6,160,000        6,160,000

     SC PUBLIC SERVICE AUTHORITY REVENUE

                                              Series 2002,
                                                Insured: FSA

                                                  3.550% 07/01/10(a)                             5,490,000        5,490,000
                                              Series 2004,
                                                Insured: AMBAC

                                                  3.560% 01/01/22(a)                             4,565,000        4,565,000

   SC TRANSPORTATION INFRASTRUCTURE BANK
                                 REVENUE

                                              Series 2004, AMT,
                                                Insured: AMBAC

                                                  3.550% 04/01/12(a)                            12,770,000       12,770,000

                                                                                      SOUTH CAROLINA TOTAL       79,050,000

TENNESSEE - 3.2%

        TN BLOUNT COUNTY PUBLIC BUILDING
                               AUTHORITY

                                              Local Government Public Improvement,
                                                Series 2002,
                                                  Insured: AMBAC

                                                  3.530% 06/01/17(a)                             3,775,000        3,775,000

       TN CLEVELAND HEALTH & EDUCATIONAL
                FACILITIES BOARD REVENUE

                                              Lee University Project,
                                                Series 2002,
                                                  LOC: First Tennessee

                                                  3.800% 12/01/19(a)                             2,850,000        2,850,000

  TN COLLIERVILLE INDUSTRIAL DEVELOPMENT
                                   BOARD

                                              St. Georges High School Project,
                                                Series 2001,
                                                  LOC: AmSouth Bank

                                                  3.550% 08/01/31(a)                            20,245,000       20,245,000

TN DICKSON COUNTY INDUSTRIAL DEVELOPMENT
                           BOARD REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TENNESSEE - (CONTINUED)

                                              The Jackson Foundation-Renaissance Learning Center Project,
                                                Series 1997,
                                                  LOC: SunTrust Bank of Nashville

                                                  3.550% 11/01/12(a)                             8,800,000        8,800,000

             TN JACKSON ENERGY AUTHORITY

                                              Gas Revenue,
                                                Series 2002,

                                                  Insured: FSA,
                                                    LIQ FAC: SunTrust Bank

                                                  3.540% 04/01/27(a)                             5,730,000        5,730,000
                                              Water Revenue,
                                                Series 2002,

                                                  Insured: FSA,
                                                    LIQ FAC: SunTrust Bank

                                                  3.540% 12/01/23(a)                             4,800,000        4,800,000

     TN KNOX COUNTY HEALTH EDUCATIONAL &
                HOUSING FACILITIES BOARD

                                              Volunteer Student Housing LLC,
                                                Series 2002,
                                                  LOC: Allied Irish Banks PLC

                                                  3.520% 09/01/34(a)                            19,850,000       19,850,000

         TN LOUDON WATER & SEWER REVENUE

                                              Series 1996,
                                                LOC: Wachovia Bank

                                                  3.570% 09/01/06(a)                               275,000          275,000

  TN METROPOLITAN GOVERNMENT NASHVILLE &
 DAVIDSON COUNTY DISTRICT ENERGY REVENUE

                                              Series 2002,
                                                Insured: AMBAC

                                                  3.550% 04/01/10(a)                             5,320,000        5,320,000

  TN METROPOLITAN GOVERNMENT NASHVILLE &
    DAVIDSON COUNTY HEALTH & EDUCATIONAL
                        FACILITIES BOARD

                                              The Blakeford at Green Hills,
                                                Series 2005,
                                                  LOC: Fifth Third Bank

                                                  3.580% 07/01/16(a)                             7,000,000        7,000,000
                                              Timberlake Apartments Associates,
                                                Series 2002,
                                                  Insured: FNMA

                                                  3.560% 08/15/32(a)                             7,000,000        7,000,000

  TN METROPOLITAN GOVERNMENT NASHVILLE &
  DAVIDSON COUNTY INDUSTRIAL DEVELOPMENT
                                   BOARD

                                              Nashville Apartment Properties,
                                                Series 1995-2,
                                                  LOC: AmSouth Bank

                                                  3.650% 09/01/15(a)                             3,255,000        3,255,000

        TN SEVIER COUNTY PUBLIC BUILDING
                               AUTHORITY

                                              Local Government Public Improvement Revenue:
                                                Series 1998 III-B-2,
                                                  Insured: AMBAC,
                                                    SPA: Landesbank Hessen-Thuringen

                                                  3.530% 06/01/19(a)                             4,500,000        4,500,000
                                                Series 2005 VI-F-1,
                                                  Insured: XCLA,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TENNESSEE - (CONTINUED)

                                                    SPA: DEPFA Bank PLC

                                                  3.800% 06/01/35(a)                             6,000,000        6,000,000
                                                Series 2005 VI-F-2,
                                                  Insured:  XLCA,
                                                    SPA: DEPFA Bank PLC

                                                  3.800% 06/01/15(a)                             6,500,000        6,500,000
                                              Series 2005 F-3,
                                                Insured: XLCA

                                                  3.800% 06/01/30(a)                             5,850,000        5,850,000

   TN SHELBY COUNTY HEALTH EDUCATIONAL &
        HOUSING FACILITIES BOARD REVENUE

                                              Memphis University School Project,
                                                Series 2002,
                                                  LOC: SunTrust Bank

                                                  3.540% 10/01/22(a)                             4,520,000        4,520,000
                                              St. Benedict Auburndale School,
                                                Series 2003,
                                                  LOC: AmSouth Bank

                                                  3.540% 05/01/33(a)                             5,170,000        5,170,000
                                              St. Mary's Episcopal School Project,
                                                Series 2004,
                                                  LOC: First Tennessee Bank

                                                  3.810% 12/01/34(a)                             3,500,000        3,500,000

                        TN SUMNER COUNTY

                                              Series 2003,
                                                LOC: SunTrust Bank

                                                  3.540% 06/01/06(a)                             4,000,000        4,000,000

         TN WILLIAMSON COUNTY INDUSTRIAL
                       DEVELOPMENT BOARD

                                              St. Matthew Catholic Church,
                                                Series 2004,
                                                  LOC: SunTrust Bank

                                                  3.600% 07/01/24(a)                             3,650,000        3,650,000

                                                                                           TENNESSEE TOTAL      132,590,000

TEXAS - 11.7%

   TX ABN AMRO MUNITOPS CERTIFICATE TRUST

                                              Series 2003,
                                                Insured: PSFG,
                                                  SPA: ABN AMRO Bank N.V.

                                                  3.560% 08/15/10(a)                             5,000,000        5,000,000

TX AMES HIGHER EDUCATION FACILITIES CORP.

                                              Southwest Austin Catholic School,
                                                Series 2003,
                                                  LOC: Allied Irish Bank PLC

                                                  3.580% 12/01/33(a)                             5,385,000        5,385,000

    TX BEXAR COUNTY HOUSING FINANCE CORP.

                                              Northwest Trails LP,
                                                Series 2004,

                                                  Insured: FNMA

                                                  3.550% 12/15/34(a)                             4,930,000        4,930,000

TX BRAZOSPORT INDEPENDENT SCHOOL DISTRICT

                                              Series 2003,

                                                  3.550% 08/15/10(a)                             4,982,000        4,982,000

TX BRIDGEPORT INDEPENDENT SCHOOL DISTRICT

                                              Series 2004,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TEXAS - (CONTINUED)

                                                  3.550% 02/15/09(a)                             5,175,000        5,175,000

  TX BROWNSVILLE UTILITY SYSTEMS REVENUE

                                              Series 2005,
                                                Insured: AMBAC,
                                                  LIQ FAC: Citigroup Global Markets

                                                  3.560% 09/01/24(a)                             7,000,000        7,000,000

TX CANUTILLO INDEPENDENT SCHOOL DISTRICT

                                              Series 2003,

                                                  3.550% 08/15/09(a)                             4,795,000        4,795,000

  TX COPPELL INDEPENDENT SCHOOL DISTRICT

                                              Series 2005,

                                                  3.590% 08/15/28(a)                             3,300,000        3,300,000

                       TX CORPUS CHRISTI

                                              Series 2005,
                                                Insured: FSA

                                                  3.550% 03/01/25(a)                             4,855,000        4,855,000

 TX CYPRESS FAIRBANKS INDEPENDENT SCHOOL
                                DISTRICT

                                              Series 2005,
                                                Insured: PSFG

                                                  3.550% 02/15/20(a)                             6,275,000        6,275,000

   TX DALLAS INDEPENDENT SCHOOL DISTRICT

                                              Series 2004,
                                                Insured: PSFG

                                                  3.560% 08/15/24(a)                             4,490,000        4,490,000
                                              Series 2005 1003,
                                                Insured: PSFG,
                                                  LIQ FAC: JPMorgan Chase Bank

                                                  3.550% 02/15/11(a)                             4,940,000        4,940,000

                        TX DENTON COUNTY

                                              Series 2005,
                                                Insured: MBIA

                                                  3.550% 07/15/10(a)                             4,600,000        4,600,000

              TX DENTON UTILITIES SYSTEM

                                              Series, 2004,
                                                Insured: MBIA

                                                  3.550% 12/01/24(a)                             5,315,000        5,315,000

  TX GRAND PRAIRIE HOUSING FINANCE CORP.

                                              General Electric Capital Corp.,
                                                Series 1993,

                                                  3.450% 06/01/10(a)                             9,600,000        9,600,000
                                              Windbridge Grand Prairie,
                                                Series 1993,

                                                  3.450% 06/01/10(a)                             9,000,000        9,000,000

TX GRAPEVINE INDUSTRIAL DEVELOPMENT CORP.

                                              Series 1993,
                                                LOC: JPMorgan Chase Bank

                                                  3.450% 03/01/10(a)                             2,300,000        2,300,000

  TX GREGG COUNTY HOUSING FINANCE CORP.

                                              Bally Properties LLC,
                                                Series 2004 A,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TEXAS - (CONTINUED)

                                                  3.540% 02/15/23(a)                             5,125,000        5,125,000
                                              Summer Green LLC,
                                                Series 2004 A,

                                                  3.540% 02/15/23(a)                             2,640,000        2,640,000

     TX GUADALUPE-BLANCO RIVER AUTHORITY

                                              Series 2004,
                                                Insured: MBIA,

                                                  3.540% 04/15/27(a)                            11,700,000       11,700,000

  TX GULF COAST WASTE DISPOSAL AUTHORITY

                                              Armco, Inc.,
                                                Series 1998,
                                                  LOC: PNC Bank

                                                  3.530% 12/01/08(a)                             6,850,000        6,850,000

TX HARLANDALE INDEPENDENT SCHOOL DISTRICT

                                              Series 2004,
                                                Insured: PSFG,
                                                  LOC: JPMorgan Chase Bank

                                                  3.550% 08/15/12(a)                             2,710,000        2,710,000

      TX HARRIS COUNTY HEALTH FACILITIES
                       DEVELOPMENT CORP.

                                              Christus Health,
                                                Series 2005 A-2,

                                                  Insured: AMBAC,
                                                    LOC: Wachovia Bank N.A.

                                                  1.000% 07/01/31(a)                            34,395,000       34,395,000

TX HARRIS COUNTY-HOUSTON SPORTS AUTHORITY

                                                  Series 2005,
                                                Insured: MBIA,
                                                  LIQ FAC: Merrill Lynch Capital Services

                                                  3.590% 11/15/38(a)                             2,000,000        2,000,000

 TX HAYS CONSOLIDATED INDEPENDENT SCHOOL
                                DISTRICT

                                              Series 2005,
                                                Insured: PSFG,
                                                  SPA: Merrill Lynch Capital Services

                                                  3.550% 08/15/25(a)                             3,680,000        3,680,000

                TX HFDC OF CENTRAL TEXAS

                                              Francisan Communities Village,
                                                Series 2004 C,
                                                  LOC: Sovereign Bank FSB

                                                  3.560% 05/15/38(a)                             6,500,000        6,500,000

                              TX HOUSTON

                                                  2.860% 01/18/06                                7,000,000        7,000,000

  TX HOUSTON INDEPENDENT SCHOOL DISTRICT

                                              Series 2005 DB-169,
                                                Insured: PSFG,
                                                  LIQ FAC: Deutsche Bank A.G.

                                                  3.550% 02/15/24(a)                             3,380,000        3,380,000
                                              Series 2005 II-R-408,
                                                Insured: PSFG,
                                                  LIQ FAC: Citibank N.A.

                                                  3.560% 02/15/29(a)                             5,295,000        5,295,000
                                              Series 2005 PT-2836,
                                                Insured: PSFG,
                                                  LIQ FAC: Merrill Lynch Capital Services


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TEXAS - (CONTINUED)

                                                  3.550% 02/15/18(a)                            10,755,000       10,755,000
                                              Series 2005 PT-3160,
                                                Insured: PSFG,
                                                  LIQ FAC: Merrill Lynch Capital Services

                                                  3.550% 02/15/20(a)                             5,420,000        5,420,000

       TX HOUSTON UTILITY SYSTEM REVENUE

                                              Series 2004:
                                                Insured: FSA

                                                  3.560% 05/15/20(a)                             5,165,000        5,165,000
                                                Insured: MBIA

                                                  3.550% 05/15/28(a)                             7,280,000        7,280,000
                                                Insured: MBIA

                                                  3.540% 05/15/27(a)                            12,145,000       12,145,000

TX HOUSTON WATER & SEWER SYSTEMS REVENUE

                                              Series 2002,
                                                Insured: MBIA

                                                  3.530% 12/01/23(a)                            12,495,000       12,495,000
                                              Series 2005,
                                                Insured: FSA

                                                  3.590% 12/01/26(a)                             3,405,000        3,405,000

                              TX HOUSTON

                                              Series 2004,
                                                Insured: MBIA,
                                                  LOC: JPMorgan Chase Bank

                                                  3.550% 03/01/12(a)                             9,270,000        9,270,000

      TX HUNT MEMORIAL HOSPITAL DISTRICT

                                              Series 1998,
                                                Insured: FSA

                                                  3.560% 08/15/17(a)                            10,760,000       10,760,000

 TX MESQUITE INDEPENDENT SCHOOL DISTRICT
                                   NO. 1

                                              Series 2005 1032,
                                                Insured: PSFG,
                                                  LIQ FAC: JPMorgan Chase Bank

                                                  3.550% 08/15/13(a)                             5,100,000        5,100,000

    TX MIDLOTHIAN INDUSTRIAL DEVELOPMENT
                                   CORP.

                                              Box-Crow Cement Co.
                                                Series 1984,
                                                  LOC: UBS A.G.

                                                  3.550% 12/01/09(a)                            15,400,000       15,400,000

  TX MONTGOMERY COUNTY MUNICIPAL UTILITY
                         DISTRICT NO. 46

                                              Series 2004,
                                                Insured: FGIC,
                                                  LIQ FAC: JPMorgan Chase Bank

                                                  3.550% 09/01/10(a)                             1,300,000        1,300,000

               TX MUNICIPAL POWER AGENCY

                                              Series 2004,
                                                Insured: FGIC

                                                  3.580% 09/01/11(a)                            28,000,000       28,000,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TEXAS - (CONTINUED)

        TX NORTH CENTRAL HEALTH FACILITY
                       DEVELOPMENT CORP.

                                              Series 2004,
                                                Insured: MBIA

                                                  2.850% 07/11/12(a)(b)                         14,520,000       14,520,000

      TX NORTH CENTRAL HEALTH FACILITIES
                             DEVELOPMENT

                                                  2.860% 02/02/06                               20,000,000       20,000,000

TX NORTH EAST INDEPENDENT SCHOOL DISTRICT

                                              Series 2005 PT-3156,
                                                Insured: PSFG,
                                                  LIQ FAC: Merrill Lynch Capital Services

                                                  3.550% 02/01/22(a)                             4,090,000        4,090,000

TX NORTHSIDE INDEPENDENT SCHOOL DISTRICT

                                              Series 2005,
                                                LIQ FAC: Lehman Liquidity Co.

                                                  3.580% 06/15/33(a)                             5,585,000        5,585,000

                        TX NUECES COUNTY

                                              Series 2004,
                                                Insured: AMBAC

                                                  3.550% 02/15/12(a)                            10,565,000       10,565,000

TX RICHARDSON INDEPENDENT SCHOOL DISTRICT

                                              Series 2005 PT-2835,
                                                Insured: PSFG,
                                                  LIQ FAC: Merrill Lynch Capital Services

                                                  3.550% 02/15/25(a)                             5,835,000        5,835,000

TX ROUND ROCK INDEPENDENT SCHOOL DISTRICT

                                              Series 2005 A,
                                                Insured: PSFG,
                                                  LIQ FAC: Citibank N.A.

                                                  3.560% 08/01/15(a)                            10,000,000       10,000,000

   TX SAN ANTONIO EDUCATIONAL FACILITIES
                                   CORP.

                                              University Incarnate Word Project,
                                                Series 2001,
                                                  LOC: Bank One N.A.

                                                  3.620% 12/01/21(a)                             7,655,000        7,655,000

        TX SAN ANTONIO HEALTH FACILITIES
               DEVELOPMENT CORP. REVENUE

                                              CTRC Clinical Foundation,
                                                LOC: Wells Fargo Bank N.A.

                                                  3.530% 06/01/20(a)                             4,400,000        4,400,000

            TX SAN ANTONIO WATER REVENUE

                                              Series 2003 A,
                                                Insured: MBIA

                                                  3.560% 05/15/33(a)                            38,630,000       38,630,000

  TX SAN MARCOS CONSOLIDATED INDEPENDENT
                         SCHOOL DISTRICT

                                              Series 2005,
                                                Insured: PSFG

                                                  3.550% 08/01/26(a)                             6,155,000        6,155,000

   TX SPRING INDEPENDENT SCHOOL DISTRICT

                                              Series 2005,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TEXAS - (CONTINUED)

                                                Insured: FGIC

                                                  3.550% 08/15/26(a)                             5,945,000        5,945,000

                                TX STATE

                                              Series 2005:

                                                  4.000% 04/01/06                                3,770,000        3,782,019
                                                LIQ FAC: Lehman Liquidity Co.

                                                  3.610% 04/01/30(a)                             7,490,000        7,490,000

TX UNIVERSITY OF TEXAS UNIVERSITY REVENUE

                                                  3.050% 02/08/06                               15,200,000       15,200,000

           TX VICTORIA HEALTH FACILITIES
                       DEVELOPMENT CORP.

                                              Warm Springs Rehabilitation Foundation,
                                                Series 1997,
                                                  LOC: Chase Bank of Texas N.A.

                                                  3.630% 09/01/27(a)                             1,325,000        1,325,000

  TX WHITE SETTLEMENT INDEPENDENT SCHOOL
                                DISTRICT

                                              Series 2005 II-R-2215,
                                                Insured: PSFG,
                                                  LIQ FAC: Citigroup Global Market, Inc.

                                                  3.560% 08/15/22(a)                             9,900,000        9,900,000

                    TX WILLIAMSON COUNTY

                                              Series 2001 188,
                                                Insured: FSA

                                                  3.550% 02/15/21(a)                             8,135,000        8,135,000

                                                                                               TEXAS TOTAL      488,924,019

UTAH - 0.4%

    UT ST. GEORGE INDUSTRIAL DEVELOPMENT
                                 REVENUE

                                              Bluff Cove Resort LLC,
                                                Series 2002,
                                                  LOC: JPMorgan Chase Bank

                                                  3.600% 08/01/11(a)                             2,210,000        2,210,000

                 UT WATER FINANCE AGENCY

                                              Series 2005 A-13,
                                                Insured: AMBAC,
                                                  SPA: JPMorgan Chase Bank

                                                  3.550% 10/01/27(a)                            10,000,000       10,000,000

       UT WEBER COUNTY HOUSING AUTHORITY

                                              Series 2001,
                                                LOC: Bank One N.A.

                                                  3.550% 11/01/39(a)                             2,630,000        2,630,000

                                                                                                UTAH TOTAL       14,840,000

VIRGINIA - 2.1%

  MORGAN KEEGAN MUNICIPAL PRODUCTS, INC.

                                              Series 2005 E,

                                                  3.550% 12/01/10(a)                            44,995,000       44,995,000

    VA ALEXANDRIA INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Series 1989,
                                                LOC: First Union National Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
VIRGINIA - (CONTINUED)

                                                  3.570% 01/01/09(a)                             2,705,000        2,705,000

          VA FRONT ROYAL & WARREN COUNTY
          INDUSTRIAL DEVELOPMENT REVENUE

                                              Series 2003,
                                                LOC: Branch Banking & Trust

                                                  3.550% 05/01/23(a)                             3,700,000        3,700,000

   VA HANOVER COUNTY VIRGINIA INDUSTRIAL
                   DEVELOPMENT AUTHORITY

                                              Covenant Woods,
                                                Series 1999,
                                                  LOC: Branch Banking & Trust Co.

                                                  3.550% 07/01/29(a)                             1,700,000        1,700,000

      VA RICHMOND INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Church Schools in The Diocese of Virginia,
                                                Series 2005,
                                                  LOC: SunTrust Bank

                                                  3.800% 05/01/35(a)                            18,095,000       18,095,000

         VA ROCKINGHAM COUNTY INDUSTRIAL
                   DEVELOPMENT AUTHORITY

                                              Sunnyside Presbyterian,
                                                Series 2003,
                                                  LOC: Branch Banking & Trust

                                                  3.550% 12/01/33(a)                            11,750,000       11,750,000

    VA WINCHESTER INDUSTRIAL DEVELOPMENT
                               AUTHORITY

                                              Westminster-Canterbury of Winchester, Inc.,
                                                Series 2005 B,
                                                  LOC: Branch Banking & Trust

                                                  3.550% 01/01/35(a)                             3,000,000        3,000,000

                                                                                            VIRGINIA TOTAL       85,945,000

WASHINGTON - 2.3%

   WA BROADWAY OFFICE PROPERTIES REVENUE

                                              Series 2002,
                                                Insured: MBIA

                                                  3.550% 06/01/10(a)                             8,900,000        8,900,000

     WA HEALTH CARE FACILITIES AUTHORITY

                                              Seattle Cancer Care,
                                                Series 2005,
                                                  LOC: Harris Trust & Savings Bank

                                                  3.540% 03/01/35(a)                             4,000,000        4,000,000

           WA HOUSING FINANCE COMMISSION

                                              Franke Tobey Jones,
                                                Series 2003,
                                                  LOC: Wells Fargo Bank N.V.

                                                  3.700% 09/01/33(a)                            13,035,000       13,035,000
                                              Pioneer Human Services,
                                                Series 2001 A,
                                                  LOC: US Bank Trust N.A.

                                                  3.700% 08/01/19(a)                             5,000,000        5,000,000
                                              Series 1988,
                                                LOC: Harris Trust & Savings Bank

                                                  3.550% 01/01/10(a)                            11,600,000       11,600,000
                                              Spokane United Methodist Homes:
                                                Series 1999 A,
                                                  LOC: Wells Fargo Bank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON - (CONTINUED)

                                                  3.700% 01/01/30(a)                            12,975,000       12,975,000
                                                Series 2002,
                                                  LOC: Wells Fargo Bank N.A.

                                                  3.700% 01/01/34(a)                             3,410,000        3,410,000
                                              Tacoma art Museum,
                                                Series 2002,
                                                  LOC: Northern Trust Co.

                                                  3.620% 06/01/32(a)                             4,075,000        4,075,000

                        WA PIERCE COUNTY

                                              Series 2005 921,
                                                Insured: AMBAC,
                                                  LIQ FAC: JPMorgan Chase Bank

                                                  3.550% 02/01/13(a)                             4,235,000        4,235,000

                          WA PORT TACOMA

                                              Series 2004,
                                                Insured: AMBAC

                                                  3.540% 12/01/21(a)                             4,475,000        4,475,000

                                WA STATE

                                              Series 2003,

                                                  2.375% 01/01/06                                4,020,000        4,020,000
                                              Series 2004 B-22,
                                                Insured: FSA

                                                  3.540% 07/01/24(a)                             4,385,000        4,385,000
                                              Series 2004,
                                                Insured: AMBAC

                                                  3.550% 01/01/12(a)                            14,620,000       14,620,000

                                                                                          WASHINGTON TOTAL       94,730,000

WEST VIRGINIA - 0.1%

          WV UNIVERSITY OF WEST VIRGINIA

                                              Series 2005,
                                                Insured: FGIC

                                                  3.550% 10/01/12(a)                             4,985,000        4,985,000

                                                                                       WEST VIRGINIA TOTAL        4,985,000

WISCONSIN - 1.3%

                              WI ALLOUEZ

                                              Series 2004,
                                                Insured: AMBAC

                                                  3.550% 04/01/24(a)                             5,185,000        5,185,000

      WI APPLETON INDUSTRIAL DEVELOPMENT
                                 REVENUE

                                              Appleton Center Associates,
                                                Series 1994,
                                                  LOC: US Bank N.A.

                                                  3.600% 12/15/09(a)                             3,205,000        3,205,000

          WI CENTER DISTRICT TAX REVENUE

                                              Series 2004,
                                                Insured: MBIA,

                                                  3.550% 12/15/21(a)                             6,630,000        6,630,000

      WI HEALTH & EDUCATIONAL FACILITIES
                               AUTHORITY

                                              Divine Savior Hospital,
                                                Series 2002 B,


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
WISCONSIN - (CONTINUED)

                                                  LOC: US Bank N.A.

                                                  3.590% 05/01/32(a)                             2,300,000        2,300,000
                                              ProHealth Care, Inc.,
                                                Series 2001 B,
                                                  Insured: AMBAC

                                                  3.750% 08/15/30(a)                             6,250,000        6,250,000
                                              Series 2003:
                                                Insured: MBIA,

                                                  3.350% 08/15/19(a)(b)                          8,500,000        8,500,000
                                                LOC: Bank One N.A.

                                                  3.570% 07/01/28(a)                             6,750,000        6,750,000
                                              Wisconsin Lutheran College,
                                                LOC: US Bank N.A.

                                                  3.800% 06/01/33(a)                             1,100,000        1,100,000

                                WI STATE

                                              Series 2004,
                                                Insured: FSA

                                                  3.550% 05/01/10(a)                             3,420,000        3,420,000

                           WI WEST ALLIS

                                              State Fair Park Exposition Center,
                                                Series 2001,
                                                  LOC: US Bank N.A.

                                                  3.570% 08/01/28(a)                             9,700,000        9,700,000

                                                                                           WISCONSIN TOTAL       53,040,000

WYOMING - 0.3%

      WY PLATTE COUNTY POLLUTION CONTROL
                                 REVENUE

                                              Tri-State Generation & Transmission Association,
                                                Series 1984 A,
                                                  LOC: National Rural Utility Finance

                                                  3.570% 07/01/14(a)                            14,100,000       14,100,000

                                                                                             WYOMING TOTAL       14,100,000


                                                    TOTAL MUNICIPAL BONDS
                                                    (COST OF $4,290,969,346)                                  4,290,969,346
SHORT-TERM OBLIGATION - 0.2%

VARIABLE RATE DEMAND NOTE(C) - 0.2%

     PUTTABLE FLOATING OPTION TAX-EXEMPT
                                RECEIPTS

                                              Series 2005,
                                                SPA: Merrill Lynch Capital Services

                                                  3.660% 08/01/28                                7,640,000        7,640,000

                                                                      VARIABLE RATE DEMAND NOTES TOTAL            7,640,000


                                                    TOTAL SHORT-TERM OBLIGATION
                                                    (COST OF $7,640,000)                                          7,640,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Tax Exempt Reserves


                                                    TOTAL INVESTMENTS - 102.8%
                                                    (COST OF $4,298,609,346)(D)                               4,298,609,346

                                                    OTHER ASSETS & LIABILITIES, NET - (2.8)%                   (118,005,193)

                                                    NET ASSETS - 100.0%                                       4,180,604,153


                                                    NOTES TO INVESTMENT PORTFOLIO:

                                                     *    Security Valuation:

                                                          Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and
                                                          thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of
                                                          Trustees.

                                                    (a)   The interest rate shown on floating rate or variable rate
                                                          securities reflects the rate at December 31, 2005.

                                                    (b)   Illiquid security.

                                                    (c)   Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change
                                                          periodically and the interest rates shown reflect the rates at
                                                          December 31, 2005.

                                                    (d)   Cost for federal income tax purposes is $4,298,609,346.

                                                    ACRONYM       NAME
                                                    -------       ----
                                                    AMBAC         Ambac Assurance Corp.
                                                    AMT           Alternative Minimum Tax
                                                    CIFG          CIFG Assurance North America, Inc.
                                                    FGIC          Financial Guaranty Insurance Co.
                                                    FHLMC         Federal Home Loan Mortgage Corp.
                                                    FNMA          Federal National Mortgage Association
                                                    FSA           Financial Security Assurance, Inc.
                                                    GNMA          Government National Mortgage Association
                                                    IBC           Insured Bond Certificate
                                                    LIQ FAC       Liquidity Facility
                                                    LOC           Letter of Credit
                                                    MBIA          MBIA Insurance Corp.
                                                    SPA           Stand-by Purchase Agreement
                                                    XLCA          XL Capital Assurance, Inc.


INVESTMENT PORTFOLIO ___________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                   PAR ($)     VALUE ($)*
CORPORATE FIXED-INCOME BONDS & NOTES - 35.3%

BASIC MATERIALS - 1.7%

      CHEMICALS - 0.9%

                       AIRGAS, INC.

                                        9.125% 10/01/11                             565,000        601,725

      BCP CRYSTAL US HOLDINGS CORP.

                                        9.625% 06/15/14                             240,000        267,000

                   DOW CHEMICAL CO.

                                        6.125% 02/01/11                           1,994,000      2,087,838

                                        7.375% 11/01/29                           2,716,000      3,268,842

       E.I. DUPONT DE NEMOURS & CO.

                                        3.375% 11/15/07                           2,108,000      2,053,824

               EASTMAN CHEMICAL CO.

                                        6.300% 11/15/18                           1,702,000      1,732,925

              EQUISTAR CHEMICALS LP

                                        10.125% 09/01/08                             25,000         27,125

                                        10.625% 05/01/11                            485,000        533,500

         HUNTSMAN INTERNATIONAL LLC

                                        7.375% 01/01/15(a)                          410,000        395,650

                       HUNTSMAN LLC

                                        11.500% 07/15/12                            450,000        510,750

                   IMC GLOBAL, INC.

                                        10.875% 08/01/13                            200,000        230,000

INNOPHOS INVESTMENTS HOLDINGS, INC.

                                        12.340% 02/15/15(a)(b)(c)                   163,617        155,437

              LYONDELL CHEMICAL CO.

                                        9.625% 05/01/07                             500,000        523,125

                          NALCO CO.

                                        7.750% 11/15/11                              75,000         76,969

                       NELL AF SARL

                                        8.375% 08/15/15(a)                          180,000        178,200

                                        8.375% 08/15/15(a)            EUR           160,000        192,265

               NOVA CHEMICALS CORP.

                                        6.500% 01/15/12               USD           520,000        503,100

                                        7.561% 11/15/13(a)(b)                       230,000        235,175

                      PRAXAIR, INC.

                                        4.750% 07/15/07                           1,989,000      1,987,429

                                        6.500% 03/01/08                           2,325,000      2,396,796

                          RHODIA SA

                                        8.875% 06/01/11                             465,000        480,694

                TERRA CAPITAL, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

BASIC MATERIALS - (CONTINUED)

      CHEMICALS - (CONTINUED)

                                        12.875% 10/15/08                            375,000        435,937

                  UAP HOLDING CORP.

                                        (d) 07/15/12
                                        (10.750% 01/15/08)                          125,000        108,125

               UNITED AGRI PRODUCTS

                                        8.250% 12/15/11                             196,000        206,290

                                                                            Chemicals Total     19,188,721

     FOREST PRODUCTS & PAPER - 0.5%

         ABITIBI-CONSOLIDATED, INC.

                                        8.375% 04/01/15                             410,000        391,550

                  BOISE CASCADE LLC

                                        7.025% 10/15/12(b)                          225,000        222,750

                                        7.125% 10/15/14                             650,000        607,750

         BUCKEYE TECHNOLOGIES, INC.

                                        8.500% 10/01/13                             220,000        221,100

         CARAUSTAR INDUSTRIES, INC.

                                        9.875% 04/01/11                             310,000        316,200

              GEORGIA-PACIFIC CORP.

                                        8.000% 01/15/24                             875,000        837,813

            INTERNATIONAL PAPER CO.

                                        4.250% 01/15/09                           2,827,000      2,740,296

                 MEADWESTVACO CORP.

                                        6.850% 04/01/12                             205,000        217,837

MILLAR WESTERN FOREST PRODUCTS LTD.

                                        7.750% 11/15/13                             190,000        141,550

                 NEWARK GROUP, INC.

                                        9.750% 03/15/14                             340,000        299,200

                      NEWPAGE CORP.

                                        10.000% 05/01/12                            305,000        300,425

                        NORSKE SKOG

                                        8.625% 06/15/11                             245,000        233,975

            TEMBEC INDUSTRIES, INC.

                                        8.500% 02/01/11                             480,000        266,400

                     WESTVACO CORP.

                                        8.200% 01/15/30                           2,710,000      3,152,868

                                                              Forest Products & Paper Total      9,949,714

IRON / STEEL - 0.0%

                RUSSEL METALS, INC.

                                        6.375% 03/01/14                             135,000        130,613


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

BASIC MATERIALS - (CONTINUED)

    IRON / STEEL - (CONTINUED)

                 UCAR FINANCE, INC.

                                        10.250% 02/15/12                            400,000        424,000

                                                                         Iron / Steel Total        554,613

             METALS & MINING - 0.3%

                        ALCAN, INC.

                                        4.500% 05/15/13                           1,200,000      1,142,436

                        ALCOA, INC.

                                        7.375% 08/01/10                           3,385,000      3,714,090

                      CODELCO, INC.

                                        5.500% 10/15/13(a)                        1,683,000      1,722,971

  HUDSON BAY MINING & SMELTING CO.,
                               LTD.

                                        9.625% 01/15/12                              80,000         85,200

                                                                      Metals & Mining Total      6,664,697

                                                                      BASIC MATERIALS TOTAL     36,357,745

COMMUNICATIONS - 4.7%

      MEDIA - 1.9%

     ADVANSTAR COMMUNICATIONS, INC.

                                        12.000% 02/15/11                            360,000        378,000

     ATLANTIC BROADBAND FINANCE LLC

                                        9.375% 01/15/14                             500,000        447,500

 CHARTER COMMUNICATIONS HOLDINGS II
                                LLC

                                        10.250% 09/15/10                            500,000        497,500

CHARTER COMMUNICATIONS HOLDINGS LLC

                                        9.920% 04/01/14(a)                          990,000        564,300

 COMCAST CABLE COMMUNICATIONS, INC.

                                        7.125% 06/15/13                           1,550,000      1,686,028

                      COMCAST CORP.

                                        6.500% 11/15/35                           4,800,000      4,902,720

                 CSC HOLDINGS, INC.

                                        7.000% 04/15/12(a)                          310,000        293,337

                                        7.625% 04/01/11                             830,000        825,850

  DEX MEDIA EAST LLC/DEX MEDIA EAST
                        FINANCE CO.

                                        9.875% 11/15/09                           1,000,000      1,085,000

                 DEX MEDIA WEST LLC

                                        5.875% 11/15/11                             170,000        170,850

                    DEX MEDIA, INC.

                                        (d) 11/15/13

                                        (9.000% 11/15/08)                           600,000        477,750

               DIRECTV HOLDINGS LLC


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

      MEDIA - (CONTINUED)

                                        8.375% 03/15/13                             159,000        171,720

                 ECHOSTAR DBS CORP.

                                        5.750% 10/01/08                             270,000        264,938

                                        6.625% 10/01/14                             625,000        601,562

                EMMIS OPERATING CO.

                                        6.875% 05/15/12                              75,000         74,063

        FISHER COMMUNICATIONS, INC.

                                        8.625% 09/15/14                             215,000        226,288

        HAIGHTS CROSS OPERATING CO.

                                        11.750% 08/15/11                             35,000         37,450

                    HOLLINGER, INC.

                                        12.875% 03/01/11(a)                         460,000        485,300

                 INSIGHT MIDWEST LP

                                        9.750% 10/01/09                             350,000        360,500

                  LAMAR MEDIA CORP.

                                        6.625% 08/15/15                             310,000        314,650

                                        7.250% 01/01/13                             225,000        234,563

               LIN TELEVISION CORP.

                                        6.500% 05/15/13                             295,000        283,200

        NEWS AMERICA HOLDINGS, INC.

                                        6.550% 03/15/33                             840,000        861,672

                                        8.150% 10/17/36                           3,650,000      4,402,374

                                        9.250% 02/01/13                             647,000        787,826

                 NEWS AMERICA, INC.

                                        6.400% 12/15/35(a)                        1,000,000      1,012,220

        PAXSON COMMUNICATIONS CORP.

                                        7.777% 01/15/12(a)(b)                       240,000        239,400

                     PRIMEDIA, INC.

                                        8.875% 05/15/11                             500,000        460,000

               QUEBECOR MEDIA, INC.

                                        11.125% 07/15/11                            500,000        542,500

       R.H. DONNELLEY FINANCE CORP.

                                        10.875% 12/15/12(a)                         145,000        164,575

                                        10.875% 12/15/12                             75,000         85,125

                 ROGERS CABLE, INC.

                                        7.875% 05/01/12                             255,000        272,850

     SINCLAIR BROADCAST GROUP, INC.

                                        8.750% 12/15/11                             500,000        525,625

           TCI COMMUNICATIONS, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

      MEDIA - (CONTINUED)

                                        9.875% 06/15/22                           2,159,000      2,904,697

           TELENET GROUP HOLDING NV

                                        (d) 06/15/14(a)

                                        (11.500% 12/15/08)                          478,000        390,765

                  TIME WARNER, INC.

                                        6.150% 05/01/07                           3,000,000      3,037,470

                                        6.625% 05/15/29                             910,000        911,665

                                        8.110% 08/15/06                           1,740,000      1,767,405

                                        9.125% 01/15/13                           2,472,000      2,899,854

                       VIACOM, INC.

                                        5.625% 05/01/07                           1,852,000      1,862,167

                    WALT DISNEY CO.

                                        5.500% 12/29/06                           2,179,000      2,191,072

              WDAC SUBSIDIARY CORP.

                                        8.375% 12/01/14(a)                          400,000        386,000

                                                                                Media Total     40,088,331

      TELECOMMUNICATION SERVICES
      - 2.8%

            AMERICAN CELLULAR CORP.

                                        10.000% 08/01/11                            400,000        434,500

              AMERICAN TOWERS, INC.

                                        7.250% 12/01/11                             250,000        260,000

                         AT&T, INC.

                                        5.875% 02/01/12                           6,800,000      7,002,912

                     AXTEL SA DE CV

                                        11.000% 12/15/13                            285,000        322,050

              CINCINNATI BELL, INC.

                                        7.000% 02/15/15                             665,000        651,700

              CINGULAR WIRELESS LLC

                                        7.125% 12/15/31                           3,000,000      3,445,950

        CITIZENS COMMUNICATIONS CO.

                                        9.000% 08/15/31                             605,000        614,075

     DEUTSCHE TELEKOM INTERNATIONAL
                         FINANCE BV

                                        8.000% 06/15/10                             890,000        992,928

                                        8.250% 06/15/30                           3,500,000      4,525,325

                       DIGICEL LTD.

                                        9.250% 09/01/12(a)                          340,000        349,350

      DOBSON CELLULAR SYSTEMS, INC.

                                        8.375% 11/01/11                             540,000        572,400

                  HORIZON PCS, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

      TELECOMMUNICATION SERVICES
      - (CONTINUED)

                                        11.375% 07/15/12                            410,000        470,475

            INMARSAT FINANCE II PLC

                                        (d) 11/15/12
                                        (10.375% 11/15/08)                          350,000        287,875

              INTELSAT BERMUDA LTD.

                                        8.250% 01/15/13(a)                          905,000        905,000

          LUCENT TECHNOLOGIES, INC.

                                        6.450% 03/15/29                             515,000        439,037

    NEW CINGULAR WIRELESS SERVICES,
                               INC.

                                        8.750% 03/01/31                             500,000        662,205

        NEXTEL COMMUNICATIONS, INC.

                                        7.375% 08/01/15                           1,350,000      1,423,953

              NEXTEL PARTNERS, INC.

                                        8.125% 07/01/11                             500,000        533,750

                     PANAMSAT CORP.

                                        9.000% 08/15/14                             270,000        283,500

        QWEST CAPITAL FUNDING, INC.

                                        6.875% 07/15/28                             865,000        778,500

QWEST COMMUNICATIONS INTERNATIONAL,
                               INC.

                                        7.500% 02/15/14(a)                          400,000        407,000

                        QWEST CORP.

                                        7.500% 06/15/23                             505,000        499,319

                                        8.875% 03/15/12                             630,000        707,175

                ROGERS CANTEL, INC.

                                        9.750% 06/01/16                             315,000        378,787

              ROGERS WIRELESS, INC.

                                        7.500% 03/15/15                              30,000         32,400

                                        8.000% 12/15/12                             265,000        280,900

               RURAL CELLULAR CORP.

                                        8.250% 03/15/12                             500,000        527,500

                                        9.750% 01/15/10                              60,000         60,600

                                        10.041% 11/01/12(a)(b)                      345,000        347,587

       SBA TELECOMMUNICATIONS, INC.

                                        (d) 12/15/11
                                        (9.750% 12/15/07)                           471,000        438,030

               SPRINT CAPITAL CORP.

                                        6.125% 11/15/08                           1,009,000      1,037,282

                                        6.875% 11/15/28                             950,000      1,041,456

                                        8.750% 03/15/32                           2,977,000      3,935,177


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)       VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

      TELECOMMUNICATION SERVICES
      - (CONTINUED)

       SYNIVERSE TECHNOLOGIES, INC.

                                        7.750% 08/15/13                             250,000        252,188

          TELECOM ITALIA CAPITAL SA

                                        5.250% 10/01/15                           5,000,000      4,850,150

                        TELUS CORP.

                                        7.500% 06/01/07                           7,873,000      8,140,525

 TIME WARNER TELECOM HOLDINGS, INC.

                                        9.250% 02/15/14                             135,000        141,919

          TIME WARNER TELECOM, INC.

                                        10.125% 02/01/11                            205,000        214,738

                       US LEC CORP.

                                        12.716% 10/01/09(b)                         175,000        187,688

                   US UNWIRED, INC.

                                        10.000% 06/15/12                            500,000        567,500

       VERIZON GLOBAL FUNDING CORP.

                                        7.750% 12/01/30                           1,700,000      2,022,507

         VERIZON PENNSYLVANIA, INC.

                                        5.650% 11/15/11                           8,157,000      8,132,121

                 VODAFONE GROUP PLC

                                        7.750% 02/15/10                             700,000        767,683

       ZEUS SPECIAL SUBSIDIARY LTD.

                                        (d) 02/01/15(a)
                                        (9.250% 02/01/10)                           270,000        176,175

                                                           Telecommunication Services Total     60,101,892

                                                                       COMMUNICATIONS TOTAL    100,190,223

CONSUMER CYCLICAL - 2.2%

      AIRLINES - 0.1%

         CONTINENTAL AIRLINES, INC.

                                        7.461% 04/01/15                           2,908,190      2,711,887

                                        7.568% 12/01/06                             500,000        490,000

                                                                             Airlines Total      3,201,887

      APPAREL - 0.1%

                BRODER BROTHERS CO.

                                        11.250% 10/15/10                            290,000        276,225

                 LEVI STRAUSS & CO.

                                        9.750% 01/15/15                             680,000        702,100

          PHILLIPS-VAN HEUSEN CORP.

                                        7.250% 02/15/11                             210,000        212,100


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

      APPAREL - (CONTINUED)

                                        8.125% 05/01/13                             300,000        315,375

                                                                              Apparel Total      1,505,800

      AUTO MANUFACTURERS - 0.3%

 DAIMLERCHRYSLER N.A. HOLDING CORP.

                                        4.050% 06/04/08                           6,697,000      6,518,592

                                        8.500% 01/18/31                             500,000        605,800

               GENERAL MOTORS CORP.

                                        8.375% 07/15/33                             265,000        175,562

       NAVISTAR INTERNATIONAL CORP.

                                        7.500% 06/15/11                             265,000        251,750

                                                                   Auto Manufacturers Total      7,551,704

      AUTO PARTS & EQUIPMENT - 0.1%

           COMMERCIAL VEHICLE GROUP

                                        8.000% 07/01/13(a)                          315,000        311,850

   COOPER-STANDARD AUTOMOTIVE, INC.

                                        7.000% 12/15/12                             110,000        101,475

         GOODYEAR TIRE & RUBBER CO.

                                        9.000% 07/01/15(a)                          690,000        681,375

                      REXNORD CORP.

                                        10.125% 12/15/12                            160,000        172,400

                                                               Auto Parts & Equipment Total      1,267,100

      DISTRIBUTION / WHOLESALE
      - 0.0%

                  BUHRMANN US, INC.

                                        7.875% 03/01/15                             130,000        127,400

                                                             Distribution / Wholesale Total        127,400

      ENTERTAINMENT - 0.1%

                 CINEMARK USA, INC.

                                        9.000% 02/01/13                             185,000        195,175

             GLOBAL CASH ACCESS LLC

                                        8.750% 03/15/12                             354,000        376,568

                    SIX FLAGS, INC.

                                        9.625% 06/01/14                             425,000        414,375

         SPEEDWAY MOTORSPORTS, INC.

                                        6.750% 06/01/13                             190,000        192,375

 STEINWAY MUSICAL INSTRUMENTS, INC.

                                        8.750% 04/15/11                             250,000        261,875


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

      ENTERTAINMENT - (CONTINUED)

                 WARNER MUSIC GROUP

                                        7.375% 04/15/14                             710,000        708,225

                                                                        Entertainment Total      2,148,593

      HOME BUILDERS - 0.4%

             BEAZER HOMES USA, INC.

                                        6.500% 11/15/13                           3,662,000      3,497,210

                  D.R. HORTON, INC.

                                        9.750% 09/15/10                             450,000        508,500

     K. HOVNANIAN ENTERPRISES, INC.

                                        6.000% 01/15/10                              40,000         37,900

                                        6.375% 12/15/14                              50,000         47,000

                                        6.500% 01/15/14                           1,850,000      1,766,750

                            KB HOME

                                        5.750% 02/01/14                           1,682,000      1,576,875

                                        8.625% 12/15/08                             125,000        131,250

             STANDARD PACIFIC CORP.

                                        7.000% 08/15/15                             370,000        341,788

                                                                        Home Builders Total      7,907,273

      HOME FURNISHINGS - 0.0%

               WII COMPONENTS, INC.

                                        10.000% 02/15/12                            240,000        236,400

                                                                     Home Furnishings Total        236,400

      LEISURE TIME - 0.1%

             EQUINOX HOLDINGS, INC.

                                        9.000% 12/15/09                             240,000        256,800

                           K2, INC.

                                        7.375% 07/01/14                             315,000        314,213

       ROYAL CARIBBEAN CRUISES LTD.

                                        6.875% 12/01/13                             100,000        105,375

                                        8.750% 02/02/11                             155,000        175,150

    TOWN SPORTS INTERNATIONAL, INC.

                                        (d) 02/01/14

                                        (11.000% 02/01/09)                          475,000        327,750

                                                                         Leisure Time Total      1,179,288

      LODGING - 0.4%

        CAESARS ENTERTAINMENT, INC.

                                        7.875% 03/15/10                              55,000         58,988

                   CCM MERGER, INC.

                                        8.000% 08/01/13(a)                          110,000        105,875


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

    LODGING - (CONTINUED)

    CHUKCHANSI ECONOMIC DEVELOPMENT
                          AUTHORITY

                                        8.000% 11/15/13(a)                          390,000        398,775

    CIRCUS & ELDORADO/SILVER LEGACY
                      CAPITAL CORP.

                                        10.125% 03/01/12                            270,000        285,525

                 GREEKTOWN HOLDINGS

                                        10.750% 12/01/13(a)                         605,000        600,462

              HARD ROCK HOTEL, INC.

                                        8.875% 06/01/13                             580,000        626,400

       HARRAH'S OPERATING CO., INC.

                                        5.625% 06/01/15                           2,700,000      2,635,362

  INN OF THE MOUNTAIN GODS RESORT &
                             CASINO

                                        12.000% 11/15/10                            285,000        282,150

         KERZNER INTERNATIONAL LTD.

                                        6.750% 10/01/15(a)                          490,000        475,300

                         MGM MIRAGE

                                        6.000% 10/01/09                             265,000        263,675

                                        6.750% 09/01/12                             500,000        510,000

                                        8.500% 09/15/10                             535,000        580,475

    MOHEGAN TRIBAL GAMING AUTHORITY

                                        6.125% 02/15/13                             170,000        167,875

         PENN NATIONAL GAMING, INC.

                                        6.750% 03/01/15                             460,000        451,375

                 SAN PASQUAL CASINO

                                        8.000% 09/15/13(a)                          270,000        271,350

                SENECA GAMING CORP.

                                        7.250% 05/01/12                              80,000         80,500

          STARWOOD HOTELS & RESORTS
                    WORLDWIDE, INC.

                                        7.875% 05/01/12                             105,000        115,763

              STATION CASINOS, INC.

                                        6.000% 04/01/12                             475,000        478,562

                 WYNN LAS VEGAS LLC

                                        6.625% 12/01/14                             645,000        628,875

                                                                              Lodging Total      9,017,287

      RETAIL - 0.6%

      ASBURY AUTOMOTIVE GROUP, INC.

                                        8.000% 03/15/14                             415,000        395,287

                   AUTONATION, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                   PAR ($)     VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

      RETAIL - (CONTINUED)

                                        9.000% 08/01/08                             200,000        214,500

                        COUCHE-TARD

                                        7.500% 12/15/13                             170,000        174,250

                          CVS CORP.

                                        5.298% 01/11/27(a)                        1,956,571      1,940,859

                     DOMINO'S, INC.

                                        8.250% 07/01/11                              50,000         52,000

             FERRELLGAS PARTNERS LP

                                        8.750% 06/15/12                             410,000        405,900

           GROUP 1 AUTOMOTIVE, INC.

                                        8.250% 08/15/13                              80,000         75,800

         LANDRY'S RESTAURANTS, INC.

                                        7.500% 12/15/14                             380,000        355,300

             LOWE'S COMPANIES, INC.

                                        6.500% 03/15/29                           1,510,000      1,702,404

                MOVIE GALLERY, INC.

                                        11.000% 05/01/12                            260,000        202,800

                     RITE AID CORP.

                                        7.500% 01/15/15                             290,000        273,688

       SUBURBAN PROPANE PARTNERS LP

                                        6.875% 12/15/13                             170,000        158,100

                       TARGET CORP.

                                        5.375% 06/15/09                           1,320,000      1,341,688

                                        5.400% 10/01/08                           2,876,000      2,920,492

                 TEMPUR-PEDIC, INC.

                                        10.250% 08/15/10                            410,000        441,775

              WAL-MART STORES, INC.

                                        7.550% 02/15/30                           1,280,000      1,632,358

                                                                               Retail Total     12,287,201

      TEXTILES - 0.0%

                            INVISTA

                                        9.250% 05/01/12(a)                          290,000        310,300

                                                                             Textiles Total        310,300

                                                                    CONSUMER CYCLICAL TOTAL     46,740,233


CONSUMER NON-CYCLICAL - 2.4%

      AGRICULTURE - 0.0%

   ALLIANCE ONE INTERNATIONAL, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

      AGRICULTURE - (CONTINUED)

                                        11.000% 05/15/12(a)                         210,000        184,800

                                                                          Agriculture Total        184,800

      BEVERAGES - 0.2%

     ANHEUSER-BUSCH COMPANIES, INC.

                                        5.750% 04/01/10                             530,000        545,980

                                        5.950% 01/15/33                           2,814,000      3,004,001

         CONSTELLATION BRANDS, INC.

                                        8.000% 02/15/08                             350,000        364,875

                                        8.125% 01/15/12                             240,000        251,400

               COTT BEVERAGES, INC.

                                        8.000% 12/15/11                             345,000        353,625

                                                                            Beverages Total      4,519,881

      BIOTECHNOLOGY - 0.0%

         BIO-RAD LABORATORIES, INC.

                                        7.500% 08/15/13                             300,000        316,500

                                                                        Biotechnology Total        316,500

      COMMERCIAL SERVICES - 0.2%

               ASHTEAD HOLDINGS PLC

                                        8.625% 08/01/15(a)                          435,000        448,050

       CORRECTIONS CORP. OF AMERICA

                                        6.250% 03/15/13                             530,000        524,700

                                        7.500% 05/01/11                             210,000        216,300

       DOLLAR FINANCIAL GROUP, INC.

                                        9.750% 11/15/11                             430,000        443,975

                     FTI CONSULTING

                                        7.625% 06/15/13(a)                          245,000        252,350

                    GEO GROUP, INC.

                                        8.250% 07/15/13                             310,000        304,187

                        HERTZ CORP.

                                        8.875% 01/01/14(a)                          370,000        377,400

                IRON MOUNTAIN, INC.

                                        7.750% 01/15/15                             460,000        464,600

                                        8.625% 04/01/13                             255,000        266,475

                     MAC-GRAY CORP.

                                        7.625% 08/15/15                              90,000         91,575

                  NATIONSRENT, INC.

                                        9.500% 10/15/10                             370,000        404,225

        SERVICE CORP. INTERNATIONAL


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

      COMMERCIAL SERVICES - (CONTINUED)

                                        7.700% 04/15/09                             345,000        362,250

                     SHERIDAN GROUP

                                        10.250% 08/15/11                            250,000        261,250

               UNITED RENTALS, INC.

                                        7.750% 11/15/13                              85,000         82,875

                       VERTIS, INC.

                                        10.875% 06/15/09                            500,000        492,500

                                                                  Commercial Services Total      4,992,712

      COSMETICS / PERSONAL CARE
      - 0.1%

             DEL LABORATORIES, INC.

                                        8.000% 02/01/12                             295,000        233,050

              ELIZABETH ARDEN, INC.

                                        7.750% 01/15/14                             455,000        458,981

               PROCTER & GAMBLE CO.

                                        4.750% 06/15/07                           1,893,000      1,893,644

                                                            Cosmetics / Personal Care Total      2,585,675

      FOOD - 0.7%

              CADBURY-SCHWEPPES PLC

                                        5.125% 10/01/13(a)                        5,772,000      5,710,586

                DOLE FOOD CO., INC.

                                        8.625% 05/01/09                             453,000        466,590

                   FRED MEYER, INC.

                                        7.450% 03/01/08                           1,630,000      1,695,836

                GENERAL MILLS, INC.

                                        2.625% 10/24/06                             915,000        898,539

                         KROGER CO.

                                        7.500% 04/01/31                           1,400,000      1,550,178

                                        7.650% 04/15/07                             700,000        720,125

                       MERISANT CO.

                                        9.500% 07/15/13                             410,000        252,150

       PINNACLE FOODS HOLDING CORP.

                                        8.250% 12/01/13                             410,000        391,550

           REDDY ICE HOLDINGS, INC.

                                        (d) 11/01/12
                                        (10.500% 11/01/08)                          355,000        282,225

                      SAFEWAY, INC.

                                        4.950% 08/16/10                           1,145,000      1,110,501

     STATER BROTHERS HOLDINGS, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL
- (CONTINUED)

      FOOD - (CONTINUED)

                                        8.125% 06/15/12                             530,000        527,350

                                                                                 Food Total     13,605,630

      HEALTHCARE PRODUCTS - 0.0%

                    BAXTER FINCO BV

                                        4.750% 10/15/10(a)                          900,000        885,204

                                                                  Healthcare Products Total        885,204

      HEALTHCARE SERVICES - 0.6%

                       DAVITA, INC.

                                        7.250% 03/15/15                             245,000        248,369

  EXTENDICARE HEALTH SERVICES, INC.

                                        6.875% 05/01/14                              65,000         63,213

                                        9.500% 07/01/10                              15,000         15,956

   FISHER SCIENTIFIC INTERNATIONAL,
                               INC.

                                        6.750% 08/15/14                             115,000        120,462

                          HCA, INC.

                                        6.950% 05/01/12                             235,000        243,540

                                        7.875% 02/01/11                             435,000        469,195

      INSIGHT HEALTH SERVICES CORP.

                                        9.875% 11/01/11                              85,000         66,088

                MQ ASSOCIATES, INC.

                                        (d) 08/15/12

                                        (12.250% 08/15/08)                        1,300,000        747,500

               SELECT MEDICAL CORP.

                                        7.625% 02/01/15                             170,000        164,475

             TENET HEALTHCARE CORP.

                                        9.875% 07/01/14                             655,000        664,825

              TRIAD HOSPITALS, INC.

                                        7.000% 05/15/12                             250,000        255,625

           UNITEDHEALTH GROUP, INC.

                                        3.375% 08/15/07                           1,000,000        976,860

         US ONCOLOGY HOLDINGS, INC.

                                        9.264% 03/15/15(b)                          130,000        129,025

                  US ONCOLOGY, INC.

                                        9.000% 08/15/12                             500,000        535,000

                    WELLPOINT, INC.

                                        6.375% 06/15/06                           6,769,000      6,816,180

                                        6.800% 08/01/12                             800,000        874,024

                                                                  Healthcare Services Total     12,390,337


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL
- (CONTINUED)

      HOUSEHOLD PRODUCTS / WARES
      - 0.2%

                  ACCO BRANDS CORP.

                                        7.625% 08/15/15                             335,000        315,737

              AMSCAN HOLDINGS, INC.

                                        8.750% 05/01/14                             395,000        333,775

               FORTUNE BRANDS, INC.

                                        2.875% 12/01/06                           1,926,000      1,890,523

                   JOSTENS IH CORP.

                                        7.625% 10/01/12                             350,000        350,000

             PLAYTEX PRODUCTS, INC.

                                        9.375% 06/01/11                             340,000        358,700

                         SCOTTS CO.

                                        6.625% 11/15/13                             175,000        178,063

                                                          Household Products /  Wares Total      3,426,798

      PHARMACEUTICALS - 0.4%

            AMERISOURCEBERGEN CORP.

                                        5.875% 09/15/15(a)                          325,000        326,625

                   ELAN FINANCE PLC

                                        7.750% 11/15/11                             435,000        406,725

           MYLAN LABORATORIES, INC.

                                        6.375% 08/15/15(a)                          500,000        501,250

                         NBTY, INC.

                                        7.125% 10/01/15(a)                          270,000        257,175

                        NYCOMED A/S

                                        11.750% 09/15/13(a)(c)        EUR           290,617        357,824

                     OMNICARE, INC.

                                        6.750% 12/15/13               USD           210,000        213,413

                                        6.875% 12/15/15                             210,000        214,462

              WARNER CHILCOTT CORP.

                                        8.750% 02/01/15(a)                          310,000        285,975

                              WYETH

                                        5.500% 02/01/14                           5,000,000      5,070,300

                                                                      Pharmaceuticals Total      7,633,749

                                                                CONSUMER NON-CYCLICAL TOTAL     50,541,286

DIVERSIFIED - 0.4%

    HOLDING COMPANIES - DIVERSIFIED
                             - 0.4%

    HUTCHISON WHAMPOA INTERNATIONAL
                               LTD.

                                        6.250% 01/24/14(a)                        6,000,000      6,280,200

                                        7.450% 11/24/33(a)                        1,000,000      1,156,120


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

DIVERSIFIED - (CONTINUED)

      HOLDING COMPANIES - DIVERSIFIED - (CONTINUED)

                           STENA AB

                                        7.000% 12/01/16                           1,000,000        905,000

                                                      Holding Companies - Diversified Total      8,341,320

                                                                          DIVERSIFIED TOTAL      8,341,320


ENERGY - 3.9%

      COAL - 0.1%

           ARCH WESTERN FINANCE LLC

                                        6.750% 07/01/13                             635,000        642,937

                  MASSEY ENERGY CO.

                                        6.875% 12/15/13(a)                          670,000        673,350

               PEABODY ENERGY CORP.

                                        6.875% 03/15/13                             340,000        354,025

                                                                                 Coal Total      1,670,312

      OIL & GAS - 2.7%

                 AMERADA HESS CORP.

                                        7.300% 08/15/31                           3,500,000      4,051,180

            CHESAPEAKE ENERGY CORP.

                                        6.375% 06/15/15                             225,000        225,000

                                        7.500% 09/15/13                             320,000        342,400

                                        7.500% 06/15/14                             470,000        498,200

            COMPTON PETROLEUM CORP.

                                        7.625% 12/01/13(a)                          375,000        378,750

                 CONOCO FUNDING CO.

                                        6.350% 10/15/11                           4,830,000      5,152,499

              DELTA PETROLEUM CORP.

                                        7.000% 04/01/15                             150,000        138,750

                 DEVON ENERGY CORP.

                                        7.950% 04/15/32                             775,000        997,146

              DEVON FINANCING CORP.

                                        7.875% 09/30/31                           2,500,000      3,185,250

                   FOREST OIL CORP.

                                        8.000% 12/15/11                             225,000        247,219

           GAZPROM INTERNATIONAL SA

                                        7.201% 02/01/20                             520,000        554,060

                                        7.201% 02/01/20(a)                        3,225,000      3,442,687

      MAGNUM HUNTER RESOURCES, INC.

                                        9.600% 03/15/12                             235,000        255,563

                 MARATHON OIL CORP.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                   PAR ($)       VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

      OIL & GAS - (CONTINUED)

                                        6.800% 03/15/32                           1,000,000      1,154,830

           NEWFIELD EXPLORATION CO.

                                        6.625% 09/01/14                             240,000        245,400

                        NEXEN, INC.

                                        5.875% 03/10/35                           1,390,000      1,381,479

                                        7.875% 03/15/32                           1,040,000      1,297,618

         OCCIDENTAL PETROLEUM CORP.

                                        4.250% 03/15/10                           1,825,000      1,779,028

 PEMEX PROJECT FUNDING MASTER TRUST

                                        5.010% 12/03/12(a)(b)                       500,000        499,880

                                        7.375% 12/15/14                           5,200,000      5,759,000

      PIONEER NATURAL RESOURCES CO.

                                        6.500% 01/15/08                           3,526,000      3,603,325

PLAINS EXPLORATION & PRODUCTION CO.

                                        7.125% 06/15/14                             170,000        175,950

                 POGO PRODUCING CO.

                                        6.625% 03/15/15                             225,000        219,375

       PREMCOR REFINING GROUP, INC.

                                        7.500% 06/15/15                             240,000        256,200

          PRIDE INTERNATIONAL, INC.

                                        7.375% 07/15/14                             405,000        436,388

   RAS LAFFAN LIQUEFIED NATURAL GAS
                       CO., LTD. II

                                        5.298% 09/30/20(a)                        5,000,000      4,951,200

                       TESORO CORP.

                                        6.625% 11/01/15(a)                          390,000        391,950

                        TOSCO CORP.

                                        8.125% 02/15/30                             200,000        269,348

                          USX CORP.

                                        6.650% 02/01/06                           7,032,000      7,041,282

            VINTAGE PETROLEUM, INC.

                                        7.875% 05/15/11                             150,000        156,750

                                        8.250% 05/01/12                               5,000          5,363

            WHITING PETROLEUM CORP.

                                        7.250% 05/01/12                             555,000        561,938

                   XTO ENERGY, INC.

                                        7.500% 04/15/12                           5,520,000      6,197,304

                                                                            Oil & Gas Total     55,852,312

      OIL & GAS SERVICES - 0.0%

   HORNBECK OFFSHORE SERVICES, INC.

                                        6.125% 12/01/14(a)                          415,000        404,625

________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

      OIL & GAS SERVICES - (CONTINUED)

                                        6.125% 12/01/14                             100,000         97,500

            NEWPARK RESOURCES, INC.

                                        8.625% 12/15/07                             310,000        310,000

        UNIVERSAL COMPRESSION, INC.

                                        7.250% 05/15/10                             190,000        193,087

                                                                   Oil & Gas Services Total      1,005,212

      PIPELINES - 1.1%

         ATLAS PIPELINE PARTNERS LP

                                        8.125% 12/15/15(a)                          295,000        298,688

 CENTERPOINT ENERGY RESOURCES CORP.

                                        7.875% 04/01/13                           1,674,000      1,920,078

                      COASTAL CORP.

                                        7.750% 06/15/10                             755,000        770,100

        COLORADO INTERSTATE GAS CO.

                                        6.800% 11/15/15(a)                          550,000        552,063

       CONSOLIDATED NATURAL GAS CO.

                                        5.375% 11/01/06                           3,144,000      3,151,797

                  DUKE CAPITAL LLC.

                                        4.370% 03/01/09                           4,046,000      3,958,647

   KINDER MORGAN ENERGY PARTNERS LP

                                        7.300% 08/15/33                           1,200,000      1,352,808

                KINDER MORGAN, INC.

                                        7.250% 03/01/28                           3,000,000      3,361,290

        MARKWEST ENERGY PARTNERS LP

                                        6.875% 11/01/14(a)                           90,000         82,800

 PACIFIC ENERGY PARTNERS LP/PACIFIC
               ENERGY FINANCE CORP.

                                        6.250% 09/15/15(a)                          425,000        418,625

                        SONAT, INC.

                                        7.625% 07/15/11                           1,030,000      1,049,312

                 TEPPCO PARTNERS LP

                                        7.625% 02/15/12                           3,991,000      4,427,296

           WILLIAMS COMPANIES, INC.

                                        6.375% 10/01/10(a)                        1,290,000      1,293,225


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

      PIPELINES - (CONTINUED)

                                        8.125% 03/15/12                             460,000        501,400

                                                                            Pipelines Total     23,138,129

                                                                               ENERGY TOTAL     81,665,965

FINANCIALS - 12.9%

      BANKS - 2.7%

         BANK OF NEW YORK CO., INC.

                                        3.900% 09/01/07                           2,100,000      2,070,054

                     BANK ONE CORP.

                                        6.000% 08/01/08                           2,000,000      2,054,540

               BB&T CAPITAL TRUST I

                                        5.850% 08/18/35                           1,000,000      1,004,330

         CHINATRUST COMMERCIAL BANK

                                        5.625% 12/29/49(a)(b)                     1,220,000      1,184,216

          FIRST UNION NATIONAL BANK

                                        5.800% 12/01/08                           7,489,000      7,679,820

                 HSBC FINANCE CORP.

                                        5.875% 11/01/34                           2,000,000      2,038,040

            MARSHALL & ILSLEY CORP.

                                        4.375% 08/01/09                           1,330,000      1,310,303

               MELLON FUNDING CORP.

                                        4.875% 06/15/07                           2,861,000      2,864,519

                 NATIONAL CITY BANK

                                        4.625% 05/01/13                           5,096,000      4,948,369

        POPULAR NORTH AMERICA, INC.

                                        6.125% 10/15/06                           5,292,000      5,328,885

                       U.S. BANK NA

                                        6.375% 08/01/11                           1,150,000      1,226,199

               UNION PLANTERS CORP.

                                        4.375% 12/01/10                           6,846,000      6,649,930

                         US BANCORP

                                        4.500% 07/29/10                           4,800,000      4,718,208

                     WACHOVIA CORP.

                                        4.560% 06/01/10(b)                        3,500,000      3,506,230

                                        4.875% 02/15/14                           2,145,000      2,100,191

                  WELLS FARGO & CO.

                                        4.520% 03/10/08(b)                        2,400,000      2,401,200

                                        4.591% 09/15/09(b)                        5,000,000      5,001,150

                                                                                Banks Total     56,086,184

     DIVERSIFIED FINANCIAL SERVICES
                             - 7.9%

               AMERICAN EXPRESS CO.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES
      - (CONTINUED)

                                        3.750% 11/20/07                           1,887,000      1,849,845

                                        4.750% 06/17/09                           2,746,000      2,731,254

     AMERICAN GENERAL FINANCE CORP.

                                        2.750% 06/15/08                           2,090,000      1,982,678

                                        5.375% 09/01/09                             850,000        857,914

       BEAR STEARNS COMPANIES, INC.

                                        4.500% 10/28/10                           6,256,000      6,089,278

                                        5.700% 01/15/07                           1,944,000      1,952,826

                   CAPITAL ONE BANK

                                        5.125% 02/15/14                           4,000,000      3,930,080

     CATERPILLAR FINANCIAL SERVICES
                              CORP.

                                        4.500% 09/01/08                           8,110,000      8,026,224

                    CIT GROUP, INC.

                                        7.375% 04/02/07                           2,752,000      2,833,487

                           CITICORP

                                        8.040% 12/15/19(a)                        6,000,000      7,232,220

 CITIGROUP GLOBAL MARKETS HOLDINGS,
                               INC.

                                        6.500% 02/15/08                           2,557,000      2,642,225

                    CITIGROUP, INC.

                                        5.000% 09/15/14                           1,876,000      1,852,062

       COUNTRYWIDE HOME LOANS, INC.

                                        2.875% 02/15/07                           1,000,000        977,290

                                        5.500% 08/01/06                          10,093,000     10,127,720

    CREDIT SUISSE FIRST BOSTON USA,
                               INC.

                                        4.625% 01/15/08                             700,000        696,752

                                        6.125% 11/15/11                           3,452,000      3,630,296

     DOW JONES CDX HIGH YIELD INDEX

                                        8.250% 06/29/10(a)                           29,400         29,731

                                        8.750% 12/29/10(a)                        2,970,000      2,995,987

            E*TRADE FINANCIAL CORP.

                                        8.000% 06/15/11                             375,000        389,063

      FUND AMERICAN COMPANIES, INC.

                                        5.875% 05/15/13                           3,225,000      3,257,701

   GALAXY ENTERTAINMENT FINANCE CO.
                               LTD.

                                        9.875% 12/15/12(a)                          370,000        375,550

     GENERAL ELECTRIC CAPITAL CORP.

                                        3.750% 12/15/09                           3,500,000      3,358,005

                                        6.750% 03/15/32                           6,000,000      7,072,500

          GOLDMAN SACHS GROUP, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES
      - (CONTINUED)

                                        4.125% 01/15/08                           1,200,000      1,183,200

                                        4.750% 07/15/13                           2,950,000      2,855,098

                                        6.345% 02/15/34                           1,550,000      1,618,061

                                        6.600% 01/15/12                           5,858,000      6,311,116

                 HSBC FINANCE CORP.

                                        5.875% 02/01/09                           4,336,000      4,431,826

                                        6.375% 11/27/12                           1,907,000      2,030,421

                                        6.400% 06/17/08                           1,850,000      1,909,515

                                        7.875% 03/01/07                           2,000,000      2,065,880

  INTERNATIONAL LEASE FINANCE CORP.

                                        4.875% 09/01/10                           6,000,000      5,927,040

               JPMORGAN CHASE & CO.

                                        4.720% 10/02/09(b)                        3,000,000      3,004,800

                                        7.250% 06/01/07                           7,008,000      7,233,097

          JPMORGAN CHASE CAPITAL XV

                                        5.875% 03/15/35                           1,925,000      1,921,169

              LABRANCHE & CO., INC.

                                        11.000% 05/15/12                            900,000        999,000

     LEHMAN BROTHERS HOLDINGS, INC.

                                        4.000% 01/22/08                           1,000,000        982,890

                                        7.000% 02/01/08                           4,530,000      4,713,510

       MASSMUTUAL GLOBAL FUNDING II

                                        2.550% 07/15/08(a)                        2,213,000      2,089,869

          MERRILL LYNCH & CO., INC.

                                        2.070% 06/12/06                           2,538,000      2,506,935

                                        3.700% 04/21/08                           2,717,000      2,648,206

                                        4.125% 01/15/09                             885,000        865,167

                                        6.000% 02/17/09                           5,640,000      5,816,870

                     MORGAN STANLEY

                                        4.750% 04/01/14                             730,000        699,982

                                        6.750% 04/15/11                           6,500,000      6,996,275

           NATIONAL RURAL UTILITIES
          COOPERATIVE FINANCE CORP.

                                        3.250% 10/01/07                           2,226,000      2,167,211

                                        5.750% 08/28/09                           2,700,000      2,771,955

             PRUDENTIAL FUNDING LLC

                                        6.600% 05/15/08(a)                        6,773,000      7,018,115

          RESIDENTIAL CAPITAL CORP.

                                        6.375% 06/30/10                           4,000,000      4,062,440

                          SLM CORP.

                                        4.500% 07/26/10                           5,650,000      5,522,366


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                    PAR ($)        VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      DIVERSIFIED FINANCIAL SERVICES
      - (CONTINUED)

                                        5.125% 08/27/12                           2,000,000      1,999,280

                                        6.500% 06/15/10               NZD           720,000        486,524

                                                       Diversified Financial Services Total    167,728,506

      INSURANCE - 0.5%

                     ALLSTATE CORP.

                                        5.350% 06/01/33               USD           625,000        596,594

  ALLSTATE FINANCIAL GLOBAL FUNDING
                                 II

                                        2.625% 10/22/06(a)                        1,500,000      1,469,235

           GENWORTH FINANCIAL, INC.

                                        4.750% 06/15/09                           1,500,000      1,486,815

                       ING GROEP NV

                                        5.775% 12/29/49(b)                        2,000,000      2,021,260

                      METLIFE, INC.

                                        5.375% 12/15/12                             938,000        948,900

 ST. PAUL TRAVELERS COMPANIES, INC.

                                        5.500% 12/01/15                           2,150,000      2,173,026

  TRAVELERS PROPERTY CASUALTY CORP.

                                        6.375% 03/15/33                           1,125,000      1,187,561

                                                                            Insurance Total      9,883,391

      REAL ESTATE - 0.3%

                   EOP OPERATING LP

                                        4.750% 03/15/14                           3,822,000      3,621,804

                                        7.000% 07/15/11                           3,136,000      3,354,422

                                                                          Real Estate Total      6,976,226

      REAL ESTATE INVESTMENT TRUSTS
      - 0.9%

              CAMDEN PROPERTY TRUST

                                        5.375% 12/15/13                           5,483,000      5,452,021

    HEALTH CARE PROPERTY INVESTORS,
                               INC.

                                        6.450% 06/25/12                           3,221,000      3,366,041

              ISTAR FINANCIAL, INC.

                                        4.875% 01/15/09                           5,439,000      5,351,160

            SIMON PROPERTY GROUP LP

                                        3.750% 01/30/09                           5,283,000      5,069,884

           THORNBURG MORTGAGE, INC.

                                        8.000% 05/15/13                             550,000        541,750

                                                        Real Estate Investment Trusts Total     19,780,856

      SAVINGS & LOANS - 0.6%

            WASHINGTON MUTUAL, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

      SAVINGS & LOANS - (CONTINUED)

                                        4.625% 04/01/14                           6,200,000      5,874,252

                                        5.625% 01/15/07                           6,302,000      6,351,345

             WESTERN FINANCIAL BANK

                                        9.625% 05/15/12                             210,000        234,675

                                                                      Savings & Loans Total     12,460,272

                                                                           FINANCIALS TOTAL    272,915,435

INDUSTRIALS - 2.8%

      AEROSPACE & DEFENSE - 0.5%

                    ARGO-TECH CORP.

                                        9.250% 06/01/11                             245,000        253,575

                 BE AEROSPACE, INC.

                                        8.500% 10/01/10                             495,000        529,650

           L-3 COMMUNICATIONS CORP.

                                        6.375% 10/15/15(a)                          410,000        411,025

                                        7.625% 06/15/12                             330,000        347,325

             NORTHROP GRUMMAN CORP.

                                        7.125% 02/15/11                           3,782,000      4,125,973

                       RAYTHEON CO.

                                        5.375% 04/01/13                           2,200,000      2,230,338

                        SEQUA CORP.

                                        9.000% 08/01/09                             445,000        473,925

       STANDARD AERO HOLDINGS, INC.

                                        8.250% 09/01/14                             255,000        211,012

                    TRANSDIGM, INC.

                                        8.375% 07/15/11                             420,000        441,000

          UNITED TECHNOLOGIES CORP.

                                        7.125% 11/15/10                           1,900,000      2,076,434

                                                                  Aerospace & Defense Total     11,100,257

      AUTO MANUFACTURERS - 0.5%

              FORD MOTOR CREDIT CO.

                                        7.375% 10/28/09                           1,755,000      1,556,562

                                        7.375% 02/01/11                           2,030,000      1,779,133

    GENERAL MOTORS ACCEPTANCE CORP.

                                        6.150% 04/05/07                           4,263,000      4,049,466

                                        6.875% 09/15/11                           1,391,000      1,263,974

                                        8.000% 11/01/31                           1,475,000      1,432,726

                                                                   Auto Manufacturers Total     10,081,861

      BUILDING MATERIALS - 0.1%

                       NORTEK, INC.


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                 PAR ($)       VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      BUILDING MATERIALS - (CONTINUED)

                                        8.500% 09/01/14                             150,000        144,750

                 NTK HOLDINGS, INC.

                                        (d) 03/01/14

                                        (10.750% 09/01/09)                          450,000        280,125

               RMCC ACQUISITION CO.

                                        9.500% 11/01/12(a)                          315,000        316,575

                                                                   Building Materials Total        741,450

  ELECTRICAL COMPONENTS & EQUIPMENT
                             - 0.0%

                COLEMAN CABLE, INC.

                                        9.875% 10/01/12                             225,000        182,250

                                                    Electrical Components & Equipment Total        182,250

      ELECTRONICS - 0.0%

     FLEXTRONICS INTERNATIONAL LTD.

                                        6.250% 11/15/14                             500,000        492,500

                  SANMINA-SCI CORP.

                                        6.750% 03/01/13                             260,000        247,650

                                                                          Electronics Total        740,150

      ENGINEERING & CONSTRUCTION - 0.0%

                J. RAY MCDERMOTT SA

                                        11.500% 12/15/13(a)                         410,000        481,750

                                                           Engineering & Construction Total        481,750

      ENVIRONMENTAL CONTROL - 0.4%

   ALLIED WASTE NORTH AMERICA, INC.

                                        6.375% 04/15/11                             180,000        174,600

                                        7.250% 03/15/15                             175,000        176,312

                                        7.875% 04/15/13                           1,000,000      1,030,000

             WASTE MANAGEMENT, INC.

                                        7.375% 08/01/10                           6,386,000      6,938,964

               WASTE SERVICES, INC.

                                        9.500% 04/15/14                             305,000        305,000

                                                                Environmental Control Total      8,624,876

      MACHINERY - DIVERSIFIED
      - 0.1%

            COLUMBUS MCKINNON CORP.

                                        8.875% 11/01/13(a)                          450,000        469,125

               DOUGLAS DYNAMICS LLC

                                        7.750% 01/15/12(a)                          335,000        323,275

                MANITOWOC CO., INC.

                                        7.125% 11/01/13                              10,000         10,275


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      MACHINERY - DIVERSIFIED
      - (CONTINUED)

                       WABTEC CORP.

                                        6.875% 07/31/13                             200,000        203,000

                                                              Machinery - Diversified Total      1,005,675

      METAL FABRICATE / HARDWARE
      - 0.1%

                   FASTENTECH, INC.

                                        11.500% 05/01/11                            350,000        343,875

                MUELLER GROUP, INC.

                                        10.000% 05/01/12                            250,000        265,000

             MUELLER HOLDINGS, INC.

                                        (d) 04/15/14

                                        (14.750% 04/15/09)                          270,000        205,200

                       TRIMAS CORP.

                                        9.875% 06/15/12                             385,000        319,550

                                                           Metal Fabricate / Hardware Total      1,133,625

      MISCELLANEOUS MANUFACTURING -
                               0.4%

                   BOMBARDIER, INC.

                                        6.300% 05/01/14(a)                          755,000        660,625

               GENERAL ELECTRIC CO.

                                        5.000% 02/01/13                           5,783,000      5,774,904

              J.B. POINDEXTER & CO.

                                        8.750% 03/15/14                             275,000        232,375

           KOPPERS INDUSTRIES, INC.

                                        9.875% 10/15/13                             600,000        651,000

                     POLYPORE, INC.

                                        8.750% 05/15/12                             250,000        220,000

                    SAMSONITE CORP.

                                        8.875% 06/01/11                             390,000        403,650

           TRINITY INDUSTRIES, INC.

                                        6.500% 03/15/14                             850,000        841,500

                                                          Miscellaneous Manufacturing Total      8,784,054

      PACKAGING & CONTAINERS - 0.1%

                     CROWN AMERICAS

                                        7.750% 11/15/15(a)                          530,000        548,550

            JEFFERSON SMURFIT CORP.

                                        8.250% 10/01/12                             280,000       268,800

                                        11.500% 10/01/15(a)(c)        EUR           437,651        479,275

OWENS-BROCKWAY GLASS CONTAINER, INC.

                                        6.750% 12/01/14               USD           425,000        412,250


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS
- (CONTINUED)

      PACKAGING & CONTAINERS - (CONTINUED)

                                        8.250% 05/15/13                             200,000        206,500

               OWENS-ILLINOIS, INC.

                                        7.500% 05/15/10                             435,000        435,000

              SILGAN HOLDINGS, INC.

                                        6.750% 11/15/13                             285,000        283,575

            STONE CONTAINER FINANCE

                                        7.375% 07/15/14                              75,000         68,250

                                                               Packaging & Containers Total      2,702,200

      TRANSPORTATION - 0.6%

 BURLINGTON NORTHERN SANTA FE CORP.

                                        6.750% 07/15/11                           4,184,000      4,513,448

      CANADIAN NATIONAL RAILWAY CO.

                                        6.900% 07/15/28                           3,339,000      3,968,268

                                        7.195% 01/02/16                           1,213,490      1,393,256

               CHC HELICOPTER CORP.

                                        7.375% 05/01/14                             405,000        410,063

           OFFSHORE LOGISTICS, INC.

                                        6.125% 06/15/13                             205,000        190,650

                            QDI LLC

                                        9.000% 11/15/10                             365,000        324,850

    SHIP FINANCE INTERNATIONAL LTD.

                                        8.500% 12/15/13                             800,000        752,000

              TEEKAY SHIPPING CORP.

                                        8.875% 07/15/11                             305,000        344,650

                       TFM SA DE CV

                                        9.375% 05/01/12(a)                          320,000        350,000

                UNION PACIFIC CORP.

                                        3.875% 02/15/09                             790,000        763,322

                                                                       Transportation Total     13,010,507

                                                                          INDUSTRIALS TOTAL     58,588,655

TECHNOLOGY - 0.4%

      COMPUTERS - 0.4%

                HEWLETT-PACKARD CO.

                                        5.750% 12/15/06                           6,394,000      6,444,129

    INTERNATIONAL BUSINESS MACHINES
                              CORP.

                                        5.875% 11/29/32                             700,000        739,788

                                                                            Computers Total      7,183,917


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

TECHNOLOGY - (CONTINUED)

      OFFICE / BUSINESS EQUIPMENT
      - 0.0%

                        XEROX CORP.

                                        7.125% 06/15/10                             315,000        327,600

                                                          Office / Business Equipment Total        327,600

      SEMICONDUCTORS - 0.0%

             AMKOR TECHNOLOGY, INC.

                                        9.250% 02/15/08                             235,000        227,950

      FREESCALE SEMICONDUCTOR, INC.

                                        6.875% 07/15/11                             175,000        183,313

                                                                       Semiconductors Total        411,263

                                                                           TECHNOLOGY TOTAL      7,922,780

UTILITIES - 3.9%

      ELECTRIC - 3.8%

              AEP TEXAS CENTRAL CO.

                                        6.650% 02/15/33                           5,830,000      6,384,958

                          AES CORP.

                                        7.750% 03/01/14                             110,000        115,363

                                        9.500% 06/01/09                             510,000        548,887

                  ALABAMA POWER CO.

                                        2.800% 12/01/06                           1,000,000        981,560

              APPALACHIAN POWER CO.

                                        3.600% 05/15/08                           1,804,000      1,747,643

         CENTERPOINT ENERGY HOUSTON
                       ELECTRIC LLC

                                        5.750% 01/15/14                             900,000        928,377

                   CMS ENERGY CORP.

                                        6.875% 12/15/15                             260,000        262,600

                                        8.500% 04/15/11                             155,000        168,950

            COMMONWEALTH EDISON CO.

                                        4.700% 04/15/15                           1,125,000      1,078,087

CONSOLIDATED EDISON CO. OF NEW YORK

                                        4.700% 06/15/09                           2,980,000      2,969,600

           DOMINION RESOURCES, INC.

                                        5.000% 03/15/13                             912,000        890,787

      DUQUESNE LIGHT HOLDINGS, INC.

                                        6.250% 08/15/35                           2,625,000      2,569,849

              DYNEGY HOLDINGS, INC.

                                        6.875% 04/01/11                             750,000        738,750

                                        7.125% 05/15/18                             100,000         89,250

                                        9.875% 07/15/10(a)                          380,000        416,100

              EDISON MISSION ENERGY


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                   PAR ($)       VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - (CONTINUED)

      ELECTRIC - (CONTINUED)

                                        7.730% 06/15/09                             500,000        517,500

          EXELON GENERATION CO. LLC

                                        5.350% 01/15/14                           2,125,000      2,125,914

                                        6.950% 06/15/11                             800,000        861,288

                  FIRSTENERGY CORP.

                                        6.450% 11/15/11                           4,626,000      4,904,254

       FPL ENERGY NATIONAL WIND LLC

                                        5.608% 03/10/24(a)                          621,645        613,570

           KIOWA POWER PARTNERS LLC

                                        5.737% 03/30/21(a)                        2,190,000      2,168,188

    MIDAMERICAN ENERGY HOLDINGS CO.

                                        5.000% 02/15/14                           4,302,000      4,175,349

           MIRANT NORTH AMERICA LLC

                                        7.375% 12/31/13(a)                          620,000        627,750

                   NEVADA POWER CO.

                                        5.875% 01/15/15                              50,000         49,670

                                        6.500% 04/15/12                              40,000         40,100

             NISOURCE FINANCE CORP.

                                        5.400% 07/15/14                           3,631,000      3,632,634

                 NORTHWESTERN CORP.

                                        5.875% 11/01/14                              10,000          9,963

         ORION POWER HOLDINGS, INC.

                                        12.000% 05/01/10                            780,000        881,400

         PACIFIC GAS & ELECTRIC CO.

                                        4.200% 03/01/11                           3,476,000      3,326,358

                                        6.050% 03/01/34                           1,377,000      1,426,586

               PEPCO HOLDINGS, INC.

                                        5.500% 08/15/07                           1,416,000      1,424,496

              PROGRESS ENERGY, INC.

                                        6.050% 04/15/07                           7,344,000      7,432,789

                     PSEG POWER LLC

                                        8.625% 04/15/31                           3,205,000      4,221,081

  PUBLIC SERVICE ELECTRIC & GAS CO.

                                        4.000% 11/01/08                           1,701,000      1,655,889

                 SCOTTISH POWER PLC

                                        4.910% 03/15/10                           1,300,000      1,289,223

           SIERRA PACIFIC RESOURCES


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - (CONTINUED)

      ELECTRIC - (CONTINUED)

                                        6.750% 08/15/17(a)                          850,000        845,750

     SOUTHERN CALIFORNIA EDISON CO.

                                        6.650% 04/01/29                             600,000        672,126

SOUTHERN CO. CAPITAL  FUNDING, INC.

                                        5.300% 02/01/07                           3,248,000      3,256,120

                 SOUTHERN POWER CO.

                                        6.250% 07/15/12                           1,753,000      1,836,671

                  TECO ENERGY, INC.

                                        7.000% 05/01/12                             355,000        373,637

                    TEXAS GENCO LLC

                                        6.875% 12/15/14(a)                          245,000        265,519

                          TXU CORP.

                                        5.550% 11/15/14                           3,450,000      3,288,850

                                        6.550% 11/15/34                           4,000,000      3,792,520

      VIRGINIA ELECTRIC & POWER CO.

                                        5.375% 02/01/07                           4,996,000      5,014,285

                                                                             Electric Total     80,620,241

      GAS - 0.1%

                      SEMPRA ENERGY

                                        4.750% 05/15/09                             750,000        739,432

                                                                                  Gas Total        739,432

                                                                            UTILITIES TOTAL     81,359,673

                                        TOTAL CORPORATE FIXED-INCOME BONDS &
                                        NOTES
                                        (COST OF $744,352,044)                                 744,623,315

MORTGAGE-BACKED SECURITIES - 31.1%

   FEDERAL HOME LOAN MORTGAGE CORP.

                                        3.500% 10/01/18                           4,433,630      4,114,978

                                        5.500% 12/01/17                             326,381        328,533

                                        5.500% 12/01/18                           1,846,332      1,858,028

                                        5.500% 07/01/19                           1,533,153      1,542,683

                                        5.500% 08/01/35                           4,710,109      4,667,915

                                        6.000% 05/01/17                             131,820        134,556

                                        6.000% 07/01/17                           2,990,478      3,052,554

                                        6.500% 11/01/32                          15,082,721     15,484,335

                                        8.000% 11/01/09                              23,692         24,733

                                        8.000% 04/01/10                              17,915         18,764


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                                        8.500% 11/01/26                             241,430        261,894
                                     TBA:

                                      4.500% 01/18/21(e)                         18,000,000     17,510,616

                                        5.000% 01/18/21(e)                       58,500,000     57,896,748

                                      5.500% 01/18/21(e)                         19,500,000     19,609,688

                                        5.500% 01/12/36(e)                       38,660,890     38,298,444

          FEDERAL NATIONAL MORTGAGE
                        ASSOCIATION

                                        5.000% 03/01/18                           4,245,391      4,206,072

                                        5.000% 06/01/18                             505,720        501,036

                                        5.000% 07/01/18                           1,523,631      1,509,520

                                        5.000% 08/01/18                           2,302,474      2,281,149

                                        5.000% 10/01/18                           4,453,314      4,412,069

                                        5.000% 01/01/19                             887,447        879,228

                                        5.000% 11/01/19                             602,496        596,366

                                        5.000% 12/01/19                             862,528        853,752

                                        5.000% 01/01/20                           1,598,727      1,581,711

                                        5.000% 05/01/20                           1,806,923      1,787,691

                                        5.000% 06/01/20                           2,543,255      2,516,186

                                        5.000% 07/01/20                             808,096        799,495

                                        5.000% 08/01/35                             303,669        294,243

                                        5.000% 09/01/35                         111,368,980    107,911,901

                                        5.000% 10/01/35                           7,597,271      7,361,438

                                        5.000% 11/01/35                          86,714,488     84,022,726

                                        5.000% 12/01/35                           4,122,392      3,994,426

                                        5.449% 08/01/36(b)                           69,171         69,956

                                        5.943% 06/01/32(b)                           52,527         51,853

                                        6.000% 09/01/16                             147,228        150,500

                                        6.118% 07/01/32(b)                          565,795        557,408

                                        6.500% 01/01/29                           9,951,598     10,254,246

                                        6.500% 05/01/32                             202,596        208,214

                                        6.500% 07/01/32                             107,477        110,458

                                        6.500% 08/01/32                             646,196        664,236

                                        6.500% 11/01/32                             174,710        179,555

                                        6.500% 01/01/33                           6,081,073      6,250,891

                                        6.500% 05/01/33                           1,576,053      1,620,065

                                        6.500% 10/01/34                           2,090,025      2,144,181

                                        6.500% 11/01/34                           9,113,529      9,350,858

                                        6.500% 01/01/35                           8,026,781      8,234,768

                                        6.500% 02/01/35                          47,420,873     48,655,776

                                        7.000% 10/01/11                             279,032        289,541

                                        8.000% 12/01/09                              368,650       371,926


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                                        10.000% 09/01/18                             93,476        103,505
                                     TBA:

                                      4.500% 01/18/21(e)                         30,000,000     29,184,360

                                        5.000% 01/18/21(e)                       19,000,000     18,792,178

                                        5.500% 01/12/36(e)                      107,559,000    106,483,410

                                        6.000% 01/12/36(e)                       17,231,000     17,387,147

       GOVERNMENT NATIONAL MORTGAGE
                        ASSOCIATION

                                        7.000% 01/15/30                           1,594,185      1,674,901

                                        7.500% 12/15/23                           1,469,512      1,556,118

                                        7.500% 07/20/28                             600,422        629,128

                                        8.000% 11/15/07                               8,109          8,294

                                        8.000% 05/15/17                              15,621         16,717

                                        8.500% 02/15/25                             160,921        175,427

                                        9.500% 09/15/09                               2,280          2,418

                                        13.000% 01/15/11                              6,783          7,547

                                        13.000% 02/15/11                              3,281          3,651

                                          TOTAL MORTGAGE-BACKED SECURITIES
                                          (COST OF $658,060,410)                               655,502,711

GOVERNMENT AGENCIES & OBLIGATIONS - 18.2%

FOREIGN GOVERNMENT OBLIGATIONS - 5.8%

           AFRICAN DEVELOPMENT BANK

                                        1.950% 03/23/10               JPY       475,000,000      4,215,894

   ARIES VERMOEGENSVERWALTUNGS GMBH

                                        9.600% 10/25/14               USD         2,000,000      2,586,800

         AUSTRALIAN GOVERNMENT BOND

                                        7.500% 09/15/09               AUD           655,000        516,425

            BELGIUM GOVERNMENT BOND

                                        3.750% 09/28/15               EUR         1,305,000      1,597,694

            CORP. ANDINA DE FOMENTO

                                        6.375% 06/18/09                             870,000      1,126,815

                  EKSPORTFINANS A/S

                                        1.800% 06/21/10               JPY       300,000,000      2,660,320

           EUROPEAN INVESTMENT BANK

                                        3.625% 10/15/13               EUR         1,130,000      1,368,566

                                        7.625% 12/07/07               GBP           190,000        346,491

        EXPORT-IMPORT BANK OF KOREA

                                        4.625% 03/16/10               USD         2,425,000      2,378,197

         FEDERAL REPUBLIC OF BRAZIL

                                        5.188% 04/15/24(b)                        1,000,000        973,800

                                        10.250% 06/17/13                          2,630,000      3,173,095

                                        14.500% 10/15/09                          1,330,000      1,706,390


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

FOREIGN GOVERNMENT

OBLIGATIONS

- (CONTINUED)

      FEDERAL REPUBLIC OF GERMANY

                                      4.250% 07/04/14                EUR         3,490,000       4,428,718

                                        5.250% 07/04/10                           2,695,000      3,481,374

               GOVERNMENT OF CANADA

                                        5.250% 06/01/13               CAD         2,240,000      2,087,404

                                        5.500% 06/01/10                             740,000        677,131

          GOVERNMENT OF NEW ZEALAND

                                        6.000% 11/15/11               NZD           915,000        632,144

                                        6.500% 04/15/13                             890,000        636,347

        HELLENIC REPUBLIC OF GREECE

                                        5.350% 05/18/11               EUR           365,000        476,602

    INTER-AMERICAN DEVELOPMENT BANK

                                        1.900% 07/08/09               JPY       120,000,000      1,064,747

             INTERNATIONAL BANK FOR
       RECONSTRUCTION & DEVELOPMENT

                                        2.000% 02/18/08                         315,000,000      2,761,479

                  KINGDOM OF NORWAY

                                        6.000% 05/16/11               NOK         4,535,000        752,298

                   KINGDOM OF SPAIN

                                        5.000% 07/30/12               EUR         3,015,000      3,946,379

                  KINGDOM OF SWEDEN

                                        4.000% 12/01/09               SEK         4,205,000        547,716

                                        5.500% 10/08/12                           4,730,000        675,995

        NETHERLANDS GOVERNMENT BOND

                                        3.250% 07/15/15               EUR         1,005,000      1,183,730

                PROVINCE OF ONTARIO

                                        1.875% 01/25/10               JPY       415,000,000      3,690,440

                                        5.000% 03/08/14               CAD           650,000        589,096

                 PROVINCE OF QUEBEC

                                        6.000% 10/01/12                             400,000        379,137

                                        7.000% 01/30/07               USD         1,490,000      1,525,715

               REPUBLIC OF BULGARIA

                                        8.250% 01/15/15                             970,000      1,171,372

                  REPUBLIC OF CHILE

                                        5.500% 01/15/13                             890,000        913,140

               REPUBLIC OF COLOMBIA

                                        9.750% 04/09/11                           1,872,009      2,106,010

                                        11.375% 01/31/08              EUR           280,000        381,216

                REPUBLIC OF FINLAND


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

FOREIGN GOVERNMENT OBLIGATIONS
- (CONTINUED)

                                      5.375% 07/04/13                EUR           725,000         981,427

                 REPUBLIC OF FRANCE

                                        4.750% 10/25/12                           4,220,000      5,472,217

                                        5.500% 10/25/10                           2,680,000      3,515,215

                REPUBLIC OF IRELAND

                                        5.000% 04/18/13                           1,570,000      2,073,444

                  REPUBLIC OF ITALY

                                        0.375% 10/10/06               JPY       330,000,000      2,804,999

                                        4.250% 11/01/09               EUR         1,975,000      2,439,180

                                        4.250% 02/01/15                           1,635,000      2,054,589

                 REPUBLIC OF PANAMA

                                        8.875% 09/30/27               USD         1,505,000      1,790,950

                                        9.375% 07/23/12                             275,000        321,750

                   REPUBLIC OF PERU

                                        7.500% 10/14/14               EUR           370,000        496,084

                                        9.125% 02/21/12               USD         1,600,000      1,832,000

            REPUBLIC OF PHILIPPINES

                                        10.625% 03/16/25                          1,080,000      1,378,350

                 REPUBLIC OF POLAND

                                        5.250% 01/15/14                             690,000        702,075

                                        5.750% 03/24/10               PLN         4,035,000      1,279,045

           REPUBLIC OF SOUTH AFRICA

                                        6.500% 06/02/14               USD         2,103,000      2,276,497

              REPUBLIC OF VENEZUELA

                                        9.250% 09/15/27                           2,380,000      2,820,300

                 RUSSIAN FEDERATION

                                        5.000% 03/31/30                           2,470,000      2,788,383

            UNITED KINGDOM TREASURY

                                        5.000% 09/07/14               GBP         1,810,000      3,314,033

                                        8.000% 06/07/21                             395,000        979,931

              UNITED MEXICAN STATES

                                        6.375% 01/16/13               USD         3,056,000      3,254,640

                                        7.500% 04/08/33                           9,791,000     11,553,380

                                        8.375% 01/14/11                           8,545,000      9,741,300

            VICTORIA TREASURY CORP.

                                        7.500% 08/15/08               AUD           650,000        500,759

                                                       FOREIGN GOVERNMENT OBLIGATIONS TOTAL    121,129,225

U.S. GOVERNMENT AGENCIES & OBLIGATIONS
- 12.4%

             FEDERAL HOME LOAN BANK


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

U.S. GOVERNMENT AGENCIES & OBLIGATIONS
- (CONTINUED)

                                        3.000% 05/15/06               USD           350,000        347,957

                                        3.625% 11/14/08                           2,300,000      2,235,269

                                        3.875% 06/14/13                           2,500,000      2,355,757

                                        4.375% 09/11/09                           3,455,000      3,407,162

   FEDERAL HOME LOAN MORTGAGE CORP.

                                        2.875% 05/15/07                           4,000,000      3,900,968

                                        4.500% 01/15/13                           4,078,000      4,005,738

                                        4.875% 11/15/13                           7,510,000      7,545,522

                                        5.125% 01/15/12               EUR         1,620,000      2,110,623

                                        5.750% 03/15/09                           3,634,000      3,741,247

                                        6.000% 06/15/11                           5,250,000      5,556,999

                                        6.750% 03/15/31                           2,000,000      2,506,918

          FEDERAL NATIONAL MORTGAGE
                        ASSOCIATION

                                        2.125% 10/09/07               JPY       320,000,000      2,800,699

                                        3.250% 02/15/09               USD         4,000,000      3,831,248

                                        4.125% 04/15/14                           7,000,000      6,675,144

                                        4.375% 07/17/13                          20,000,000     19,312,920

                                        5.250% 01/15/09                           5,249,000      5,329,110

                                        7.250% 05/15/30                           2,567,000      3,397,199

                U.S. TREASURY BONDS

                                        4.000% 02/15/15                          19,100,000     18,518,042

                                        5.375% 02/15/31                           8,500,000      9,547,888

                                        6.250% 08/15/23                          23,750,000     28,360,849

                                        6.250% 05/15/30                          14,000,000     17,387,342

                U.S. TREASURY NOTES

                                        1.625% 01/15/15                           6,258,960      6,029,870

                                        3.000% 11/15/07                          16,100,000     15,698,756

                                        3.625% 01/15/10(f    )                   20,000,000     19,451,560

                                        3.875% 01/15/09                          12,242,765     12,867,342

                                        4.250% 11/30/07                           1,653,000      1,648,157

                                        4.250% 11/15/13                             800,000        792,375

                                        4.500% 11/15/15                          16,000,000     16,131,248

               U.S. TREASURY STRIPS

                                        (g) 11/15/13                             20,650,000     14,571,321

                                        (g) 05/15/23                             50,000,000     22,311,550

                                               U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL    262,376,780

                                          TOTAL GOVERNMENT AGENCIES &
                                          OBLIGATIONS
                                          (COST OF $381,268,092)                               383,506,005


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                 PAR ($)       VALUE ($)
ASSET-BACKED SECURITIES - 13.2%

AEGIS ASSET BACKED SECURITIES TRUST

                                        4.479% 06/25/35(b)                        4,291,888      4,292,017

               AQ FINANCE NIM TRUST

                                        4.639% 08/25/08(a)(b)                        16,891         16,890

 ARIZONA EDUCATIONAL LOAN MARKETING
                              CORP.

                                        4.510% 12/01/13(b)                        8,433,333      8,433,333

            BANK ONE ISSUANCE TRUST

                                        4.599% 02/17/09(b)                        4,250,000      4,251,657

          BEAR STEARNS ASSET BACKED
                     SECURITY, INC.

                                        4.489% 02/25/35(b)                        3,538,809      3,538,774

                                        4.489% 03/25/35(b)                        3,400,647      3,400,409

                                        4.729% 03/25/35(b)                        5,487,680      5,489,106

                                        4.879% 08/25/34(b)                          994,472        998,371

        BOMBARDIER CAPITAL MORTGAGE
               SECURITIZATION CORP.

                                        6.230% 04/15/28                             172,251        171,182

     CAPITAL AUTO RECEIVABLES ASSET
                              TRUST

                                        4.649% 01/15/09(b)                          666,928        666,988

     CARRINGTON MORTGAGE LOAN TRUST

                                        4.509% 05/25/35(b)                        4,440,516      4,440,116

   CHASE MANHATTAN AUTO OWNER TRUST

                                        1.520% 05/15/07                             332,168        331,873

                                        2.040% 12/15/09                           1,081,010      1,055,195

                                        2.260% 11/15/07                           1,127,854      1,119,576

                                        2.780% 06/15/10                           1,179,116      1,156,088

CITIGROUP MORTGAGE LOAN TRUST, INC.

                                        4.469% 05/25/35(b)                        4,612,826      4,612,780

    CONTIMORTGAGE HOME EQUITY TRUST

                                        6.880% 01/15/28                             335,503        335,074

                                        7.680% 12/25/29                             827,477        825,590

           COUNTRYWIDE ASSET-BACKED
                       CERTIFICATES

                                        4.469% 07/25/35(b)                        6,063,397      6,064,125

                                        4.469% 08/25/35(b)                        4,395,866      4,395,514

                                        4.499% 08/25/35(b)                        7,888,843      7,889,474

                                        4.509% 10/25/35(b)                        8,104,547      8,105,277

                                        4.539% 08/25/35(a)(b)                     5,783,446      5,784,602

          FEDERAL NATIONAL MORTGAGE
             ASSOCIATION WHOLE LOAN

                                        7.800% 06/25/26                             345,372        368,387

 FIRST ALLIANCE MORTGAGE LOAN TRUST

                                        7.625% 07/25/25                           1,552,854      1,548,137

         FIRST PLUS HOME LOAN TRUST

                                        (d) 05/10/24

                                        (7.720% 03/10/06)                           312,184        312,762


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

       FORD CREDIT AUTO OWNER TRUST

                                        3.160% 08/15/07                           5,000,000      4,947,500

                                        4.419% 01/15/07(b)                          902,934        902,916

       GRACECHURCH CARD FUNDING PLC

                                        4.559% 02/17/09(b)                        3,500,000      3,503,605

     GREEN TREE MORTGAGE LOAN TRUST

                                        4.529% 12/25/32(a)(b)                     5,315,613      5,315,613

                        GSAMP TRUST

                                        4.549% 11/25/34(b)                        2,082,649      2,082,961

   HARLEY-DAVIDSON MOTORCYCLE TRUST

                                        1.890% 02/15/11                             339,019        331,923

                                        2.180% 01/15/09                           1,583,241      1,566,285

                                        2.960% 02/15/12                           1,931,307      1,878,544

            HOME EQUITY ASSET TRUST

                                        4.469% 08/25/35(b)                        4,333,484      4,333,744

 HONDA AUTO RECEIVABLES OWNER TRUST

                                        1.690% 02/21/07                             478,743        477,560

         HOUSEHOLD AUTOMOTIVE TRUST

                                        2.310% 04/17/08                           1,303,313      1,295,988

         IMC HOME EQUITY LOAN TRUST

                                        7.310% 11/20/28                           3,521,856      3,517,841

                                        7.500% 04/25/26                             725,442        728,139

                                        7.520% 08/20/28                           1,459,258      1,456,456

                  IRWIN HOME EQUITY

                                        4.549% 09/25/17(b)                        1,195,282      1,195,174

          KEYCORP SUDENT LOAN TRUST

                                        4.510% 07/25/29(b)                       13,513,259     13,601,477

  LONG BEACH AUTO RECEIVABLES TRUST

                                        4.250% 04/15/12                          20,000,000     19,679,044

     LONG BEACH MORTGAGE LOAN TRUST

                                        4.459% 04/25/35(b)                        2,972,261      2,972,321

MASTR ASSET BACKED SECURITIES TRUST

                                        4.529% 11/25/35(b)                       11,155,636     11,158,536

      MONEY STORE HOME EQUITY TRUST

                                        4.519% 08/15/29(b)                        8,279,279      8,269,426

         MORGAN STANLEY ABS CAPITAL

                                        4.459% 02/25/35(b)                        3,913,240      3,913,514

                                        4.469% 03/25/35(b)                        4,805,506      4,806,130

                                        4.559% 05/25/34(b)                        3,425,140      3,425,346

 NEW CENTURY HOME EQUITY LOAN TRUST

                                        7.320% 07/25/29                              69,336         69,707


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

 ONCOR ELECTRIC DELIVERY TRANSITION
                           BOND CO.

                                        2.260% 02/15/09                           4,339,446      4,296,138

         ONYX ACCEPTANCE AUTO TRUST

                                        3.380% 01/15/08                           6,600,330      6,582,641

  POPULAR ABS MORTGAGE PASS-THROUGH
                              TRUST

                                        4.469% 04/25/35(b)                        8,955,067      8,955,783

                                        4.479% 07/25/35(b)                        5,993,544      5,990,847

 RENNAISANCE HOME EQUITY LOAN TRUST

                                        4.489% 08/25/35(b)                        9,637,938      9,640,251

                                        4.499% 05/25/35(b)                        6,010,055      6,011,017

                                        4.509% 05/25/35(b)                        5,319,538      5,319,538

          SALOMON BROTHERS MORTGAGE
                     SECURITIES VII

                                        7.150% 06/25/28                             404,701        400,330

           SECURITIZED ASSET BACKED
              RECEIVABLES LLC TRUST

                                        4.629% 02/25/34(b)                        1,209,247      1,214,906

             SLM STUDENT LOAN TRUST

                                        4.210% 01/25/13(b)                        7,827,970      7,820,611

                                        4.230% 10/25/12(b)                        1,872,374      1,872,374

                                        4.230% 04/25/14(b)                        7,137,969      7,141,276

                                        4.240% 01/25/13(b)                        1,175,910      1,178,121

                                        4.310% 04/25/17(b)                        9,842,257      9,856,233

                                        4.360% 01/25/12(b)                        7,398,169      7,414,849

   STRUCTURED ASSET INVESTMENT LOAN
                              TRUST

                                        4.499% 03/25/35(b)                        2,570,284      2,570,413

        VOLKSWAGEN AUTO LEASE TRUST

                                        3.940% 10/20/10                           9,585,000      9,393,875

          WFS FINANCIAL OWNER TRUST

                                        2.340% 08/22/11                           2,245,960      2,200,726


                                          TOTAL ASSET-BACKED SECURITIES
                                          (COST OF $279,418,142)                               278,892,976
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%

AGENCY - 4.3%

   FEDERAL HOME LOAN MORTGAGE CORP.

                                        4.000% 09/15/15                           3,620,000      3,516,555

                                        4.000% 09/15/15                           3,155,000      3,081,661

                                        4.000% 11/15/16                          10,000,000      9,593,535

                                        4.000% 10/15/18                           7,850,000      7,260,050

                                        4.000% 10/15/26                           7,720,000      7,543,929

                                        4.500% 02/15/15                          15,130,000     14,962,671

                                        4.500% 03/15/18                          12,092,000     11,846,901


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

AGENCY - (CONTINUED)

                                        4.500% 10/15/18                           3,166,000      3,131,622

                                        4.500% 02/15/27                           2,050,000      2,009,135

                                        4.500% 08/15/28                           2,960,000      2,867,631

                                        6.000% 06/15/31                           2,737,905      2,774,070

                                        6.500% 10/15/23                             510,000        531,735

                                        6.500% 11/15/30                             400,521        401,527

          FEDERAL NATIONAL MORTGAGE
                        ASSOCIATION

                                        4.500% 11/25/14                           2,050,000      2,023,792

                                        5.500% 08/25/17                           8,781,320      8,861,319

                                        6.000% 04/25/17                           8,178,200      8,467,567

                                        8.250% 03/25/06                                 186            186

       GOVERNMENT NATIONAL MORTGAGE
                        ASSOCIATION

                                        4.500% 04/16/28                           2,090,000      2,057,210

                                                                               AGENCY TOTAL     90,931,096

NON - AGENCY - 4.7%

           BEAR STEARNS ALT-A TRUST

                                        4.659% 01/25/35(b)                        6,985,719      6,992,984

                                        4.729% 10/25/33(b)                        3,753,850      3,908,621

          BEAR STEARNS ASSET BACKED
                   SECURITIES, INC.

                                        5.000% 01/25/34                           3,464,765      3,423,118

 COUNTRYWIDE ALTERNATIVE LOAN TRUST

                                        4.779% 03/25/34(b)                        2,879,517      2,884,558

                                        5.250% 08/25/35                           8,848,609      8,830,381

     COUNTRYWIDE HOME LOAN MORTGAGE
                 PASS THROUGH TRUST

                                        4.593% 12/19/33(b)                        3,439,572      3,308,180

                                        5.000% 02/25/33                           7,898,000      7,804,883

                    IMPAC CMB TRUST

                                        4.639% 04/25/35(b)                        7,722,766      7,731,415

                                        4.869% 10/25/34(b)                        4,371,674      4,377,751

                       SACO I, INC.

                                        4.579% 04/25/35(a)(b)                    16,597,649     16,590,525

             SEQUOIA MORTGAGE TRUST

                                        5.250% 07/20/34(b)                        5,250,000      5,088,142

           SPECIALTY UNDERWRITING &
                RESIDENTIAL FINANCE

                                        4.469% 03/25/36(b)                       14,794,686     14,797,201

  STRUCTURED ASSET SECURITIES CORP.

                                        5.500% 07/25/33                           3,289,906      3,280,777


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                                                                  PAR ($)      VALUE ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

NON - AGENCY - (CONTINUED)

          WAMU ALTERNATIVE MORTGAGE
          PASS-THROUGH CERTIFICATES

                                        5.500% 07/25/35                           9,258,840      9,220,046

                                                                         NON - AGENCY TOTAL     98,238,582


                                          TOTAL COLLATERALIZED MORTGAGE
                                          OBLIGATIONS
                                          (COST OF $190,755,936)                               189,169,678

COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%

GMAC COMMERCIAL MORTGAGE SECURITIES
                              ,INC.

                                        1.535% 07/15/29(b)                       44,904,165      1,473,306

   LB-UBS COMMERCIAL MORTGAGE TRUST

                                        5.103% 11/15/30                          10,000,000     10,043,300

  MERRILL LYNCH MORTGAGE INVESTORS,
                               INC.

                                        0.879% 12/15/30(b)                       73,353,166      2,020,146

       MERRILL LYNCH MORTGAGE TRUST

                                        5.245% 11/12/37                           6,320,000      6,395,018

          NATIONSLINK FUNDING CORP.

                                        6.888% 11/10/30                           3,120,000      3,196,752


                                          TOTAL COMMERCIAL MORTGAGE BACKED
                                          SECURITIES
                                          (COST OF $24,714,780)                                 23,128,522
CONVERTIBLE BONDS - 0.0%

COMMUNICATIONS - 0.0%

      TELECOMMUNICATION SERVICES
      - 0.0%

              NORTEL NETWORKS CORP.

                                        4.250% 09/01/08                             485,000        454,687

QWEST COMMUNICATIONS INTERNATIONAL,
                               INC.

                                        3.500% 11/15/25                              90,000        104,288

                                                           Telecommunication Services Total        558,975

                                                                       COMMUNICATIONS TOTAL        558,975

                                          TOTAL CONVERTIBLE BONDS
                                          (COST OF $546,385)                                       558,975
SHORT-TERM OBLIGATION - 7.0%

                                          Repurchase agreement with
                                           State Street Bank & Trust
                                           Co., dated 12/30/05, due
                                           01/03/06 at 4.080%,
                                           collateralized by U.S.
                                           Government Agency
                                           Obligations with various
                                           maturities to 05/15/07,
                                           market value of
                                           $150,025,197 (repurchase
                                           proceeds $147,147,677)               147,081,000    147,081,000


                                          TOTAL SHORT-TERM OBLIGATION
                                          (COST OF $147,081,000)                               147,081,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                    Columbia Total Return Bond Fund



                                        TOTAL INVESTMENTS - 114.9%
                                        (COST OF $2,426,196,789)(H)(I)                       2,422,463,182

                                        OTHER ASSETS & LIABILITIES, NET -
                                        (14.9)%                                              (313,458,173)

                                        NET ASSETS - 100.0%                                  2,109,005,009

NOTES TO INVESTMENT PORTFOLIO:

o     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

      Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

      Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's (Funds' ) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $103,187,885, which represents 4.9% of net assets.

(b) The interest rate shown on floating rate or variable ( rate securities reflects the rate at December 31, 2005.

(c)   Pay-in-kind securities.

(d) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)   Security, or a portion thereof, purchased on a delayed delivery basis.

(f)   Security pledged as collateral for open futures contracts.

(g)   Zero coupon bond.

(h)   Cost for federal income tax purposes is $2,426,196,789.

(i) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       UNREALIZED             UNREALIZED       NET UNREALIZED
      APPRECIATION           DEPRECIATION       DEPRECIATION
      ------------           -------------     --------------
      $25,067,305            $(28,800,912)      $(3,733,607)

At December 31, 2005, the Fund held the following open long futures contract:



                                                                                 Unrealized
                                                   Aggregate      Expiration    Appreciation/
         Type            Contracts      Value       Face Value       Date       Depreciation
--------------------------------------------------------------------------------------------
10-Year U.S. Treasury       181      $19,802,531   $ 19,703,547    Mar-2006     $   98,984
       Notes
5-Year U.S. Treasury

        Notes               70         7,444,063      7,439,141    Mar-2006         4,922
2-Year U.S. Treasury
        Notes               95        19,492,813     19,501,719    Mar-2006         (8,906)
U.S. Treasury Bonds         36         4,110,750      4,051,125    Mar-2006        59,625
                                                                                ----------
                                                                                $  154,625
                                                                                ----------


At December 31, 2005, the following forward foreign currency contracts were outstanding



                                                               Value of
                                              Value of         contract      Market value    Unrealized
                                            contract when     when opened    of contract    appreciation/
                                Local       opened (local    (US dollars)    (US dollars)   depreciation
Description                    Currency    currency) (000)       (000)          (000)           (000)
---------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Expiring February 01, 2006       Aud               690,000   $    505,287    $    509,169   $      3,882
Expiring January 23, 2006        Euro            5,050,000      5,986,589       5,953,798        (32,791)
Expiring January 30, 2006        Euro              114,000        135,195         133,820         (1,375)
Expiring January 31, 2006        Euro              755,000        895,419         888,106         (7,313)
Expiring January 30, 2006        Nok             4,400,000        653,032         657,698          4,666
Net unrealized
appreciation/depreciation                                                                         (32,931)
                                                                                            -------------
   Total net unrealized depreciation                                                        $     (32,931)
                                                                                            -------------


                ACRONYM           NAME
                -------           ----
                 AUD         Australian Dollar
                 CAD         Canadian Dollar
                 EUR         Euro Currency
                 GBP         Great Britain Pound
                 JPY         Japanese Yen
                 NOK         Norwegian Krone
                 NZD         New Zealand Dollar
                 PLN         Polish Zloty
                 SEK         Swedish Krona
                 STRIPS      Separate Trading of Registered Interest and
                             Principal of Securities
                 TBA         To Be Announced
                 USD         United States Dollar

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                   SHARES         VALUE ($)*
COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 9.0%

         AUTO COMPONENTS - 0.8%

                                                        Johnson Controls, Inc.                      396,000       28,872,360

                                                                                      Auto Components Total       28,872,360

         HOTELS, RESTAURANTS & LEISURE - 3.0%

                                                        Carnival Corp.                              348,249       18,620,874

                                                        McDonald's Corp.                          1,324,219       44,652,665

                                                        Starwood Hotels & Resorts
                                                           Worldwide, Inc.                          747,200       47,716,192

                                                                        Hotels, Restaurants & Leisure Total      110,989,731

         MEDIA - 1.3%

                                                        News Corp., Class A                       1,995,600       31,031,580

                                                        Viacom, Inc., Class A                       238,234        7,804,546

                                                        Viacom, Inc., Class B                       253,900        8,277,140

                                                                                                Media Total       47,113,266

         MULTILINE RETAIL - 2.5%

                                                        Federated Department Stores, Inc.           542,507       35,984,489

                                                        J.C. Penney Co., Inc.                       959,190       53,330,964

                                                                                     Multiline Retail Total       89,315,453

         SPECIALTY RETAIL - 1.4%

                                                        Office Depot, Inc. (a)                      739,000       23,204,600

                                                        Staples, Inc.                             1,251,200       28,414,752

                                                                                     Specialty Retail Total       51,619,352

                                                                               CONSUMER DISCRETIONARY TOTAL      327,910,162

CONSUMER STAPLES - 6.1%

         BEVERAGES - 2.0%

                                                        Diageo PLC, ADR                             614,198       35,807,743

                                                        PepsiCo, Inc.                               621,375       36,710,835

                                                                                            Beverages Total       72,518,578

         FOOD PRODUCTS - 0.9%

                                                        Cadbury Schweppes PLC, ADR                  902,400       34,552,896

                                                                                        Food Products Total       34,552,896

         HOUSEHOLD PRODUCTS - 1.0%

                                                        Kimberly-Clark Corp.                        581,864       34,708,188

                                                                                   Household Products Total       34,708,188


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

         TOBACCO - 2.2%

                                                        Altria Group, Inc.                        1,067,177       79,739,465

                                                                                              Tobacco Total       79,739,465

                                                                                     CONSUMER STAPLES TOTAL      221,519,127

ENERGY - 12.9%

         ENERGY EQUIPMENT & SERVICES - 2.5%

                                                        Halliburton Co.                             541,749       33,566,768

                                                        Nabors Industries Ltd. (a)                  132,319       10,023,164

                                                        National-Oilwell Varco, Inc. (a)            284,900       17,863,230

                                                        Schlumberger Ltd.                           317,640       30,858,726

                                                                          Energy Equipment & Services Total       92,311,888

         OIL, GAS & CONSUMABLE FUELS - 10.4%

                                                        Chevron Corp.                               576,244       32,713,372

                                                        ConocoPhillips                              554,680       32,271,282

                                                        EOG Resources, Inc.                         245,600       18,019,672

                                                        Exxon Mobil Corp.                         2,665,028      149,694,623

                                                        Marathon Oil Corp.                          474,745       28,945,203

                                                        Murphy Oil Corp.                            287,100       15,500,529

                                                        Occidental Petroleum Corp.                  658,500       52,600,980

                                                        Williams Companies, Inc.                  2,072,800       48,026,776

                                                                          Oil, Gas & Consumable Fuels Total      377,772,437

                                                                                               ENERGY TOTAL      470,084,325

FINANCIALS - 34.8%

         CAPITAL MARKETS - 6.6%

                                                        Bank of New York Co., Inc.                1,347,883       42,930,074

                                                        Deutsche Bank AG                             93,300        9,037,971

                                                        Franklin Resources, Inc.                      4,994          469,486

                                                        Goldman Sachs Group, Inc.                   277,081       35,386,014

                                                        Lehman Brothers Holdings, Inc.              162,400       20,814,808

                                                        Merrill Lynch & Co., Inc.                 1,224,486       82,934,437

                                                        Morgan Stanley                              502,789       28,528,248

                                                        Nuveen Investments, Class A                 469,300       20,001,566

                                                                                      Capital Markets Total      240,102,604

         COMMERCIAL BANKS - 11.6%

                                                        Marshall & Ilsley Corp.                     923,703       39,756,177

                                                        Mitsubishi UFJ Financial Group,
                                                           Inc., ADR                              1,672,900       22,902,001

                                                        North Fork Bancorporation, Inc.           1,523,428       41,680,990

                                                        PNC Financial Services Group, Inc.          634,679       39,242,203


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

         COMMERCIAL BANKS - (CONTINUED)

                                                        SunTrust Banks, Inc.                        213,300       15,519,708

                                                        U.S. Bancorp                              2,593,282       77,513,199

                                                        UnionBanCal Corp.                           281,900       19,372,168

                                                        Wachovia Corp.                            1,534,007       81,087,610

                                                        Wells Fargo & Co.                         1,378,607       86,617,878

                                                                                     Commercial Banks Total      423,691,934

         DIVERSIFIED FINANCIAL SERVICES - 3.8%

                                                        CIT Group, Inc.                             203,500       10,537,230

                                                        Citigroup, Inc.                           1,910,610       92,721,903

                                                        JPMorgan Chase & Co.                        925,310       36,725,554

                                                                       Diversified Financial Services Total      139,984,687

         INSURANCE - 8.8%

                                                        ACE Ltd.                                    576,700       30,818,848

                                                        Allstate Corp.                              666,901       36,059,337

                                                        Ambac Financial Group, Inc.                 486,473       37,487,609

                                                        American International Group, Inc.          876,147       59,779,510

                                                        Genworth Financial, Inc., Class A         1,065,200       36,834,616

                                                        Hartford Financial Services Group, Inc.     484,160       41,584,502

                                                        St. Paul Travelers Companies, Inc.          836,371       37,360,693

                                                        UnumProvident Corp.                         915,500       20,827,625

                                                        XL Capital Ltd., Class A                    280,116       18,874,216

                                                                                            Insurance Total      319,626,956

         REAL ESTATE - 2.9%

                                                        Archstone-Smith Trust, REIT                 717,538       30,057,667

                                                        Equity Office Properties Trust, REIT        494,595       15,001,066

                                                        Host Marriott Corp., REIT                 1,587,700       30,086,915

                                                        Kimco Realty Corp., REIT                    326,600       10,477,328

                                                        ProLogis Trust, REIT                        446,900       20,879,168

                                                                                          Real Estate Total      106,502,144

         THRIFTS & MORTGAGE FINANCE - 1.1%

                                                        Golden West Financial Corp.                 627,100       41,388,600

                                                                           Thrifts & Mortgage Finance Total       41,388,600

                                                                                           FINANCIALS TOTAL    1,271,296,925

HEALTH CARE - 7.5%

         HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%

                                                        Baxter International, Inc.                  828,300       31,185,495

                                                                     Health Care Equipment & Supplies Total       31,185,495

         HEALTH CARE PROVIDERS & SERVICES - 1.8%

                                                        Aetna, Inc.                                 267,798       25,256,030


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)

                                                        Cigna Corp.                                 352,086       39,328,006

                                                                     Health Care Providers & Services Total       64,584,036

         PHARMACEUTICALS - 4.9%

                                                        AstraZeneca PLC, ADR                        827,000       40,192,200

                                                        GlaxoSmithKline PLC, ADR                    404,380       20,413,102

                                                        Novartis AG, ADR                            676,610       35,508,493

                                                        Pfizer, Inc.                              1,980,438       46,183,814

                                                        Sanofi-Aventis                              833,400       36,586,260

                                                                                      Pharmaceuticals Total      178,883,869

                                                                                          HEALTH CARE TOTAL      274,653,400

INDUSTRIALS - 10.1%

         AEROSPACE & DEFENSE - 4.1%

                                                        General Dynamics Corp.                      245,063       27,949,435

                                                        Goodrich Corp.                              882,200       36,258,420

                                                        Honeywell International, Inc.               795,759       29,642,023

                                                        United Technologies Corp.                   978,180       54,690,044

                                                                                  Aerospace & Defense Total      148,539,922

         BUILDING PRODUCTS - 0.8%

                                                        American Standard Companies, Inc.           689,400       27,541,530

                                                                                    Building Products Total       27,541,530

         INDUSTRIAL CONGLOMERATES - 0.9%

                                                        General Electric Co.                        953,416       33,417,231

                                                                             Industrial Conglomerates Total       33,417,231

         MACHINERY - 2.8%

                                                        Caterpillar, Inc.                           771,400       44,563,778

                                                        Eaton Corp.                                 364,725       24,469,400

                                                        Ingersoll-Rand Co., Ltd., Class A           819,000       33,063,030

                                                                                            Machinery Total      102,096,208

         ROAD & RAIL - 1.5%

                                                        Burlington Northern Santa Fe Corp.          502,900       35,615,378

                                                        Union Pacific Corp.                         243,300       19,588,083

                                                                                          Road & Rail Total       55,203,461

                                                                                          INDUSTRIALS TOTAL      366,798,352

INFORMATION TECHNOLOGY - 4.6%

         COMMUNICATIONS EQUIPMENT - 0.5%

                                                        Motorola, Inc.                              813,300       18,372,447

                                                                             Communications Equipment Total       18,372,447


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         COMPUTERS & PERIPHERALS - 2.4%

                                                        Dell, Inc. (a)                              301,400        9,038,986

                                                        Hewlett-Packard Co.                       1,474,480       42,214,362

                                                        International Business Machines Corp.       432,080       35,516,976

                                                                              Computers & Peripherals Total       86,770,324

         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%

                                                        Agilent Technologies, Inc. (a)              518,700       17,267,523

                                                                   Electronic Equipment & Instruments Total       17,267,523

         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%

                                                        Fairchild Semiconductor
                                                           International, Inc. (a)                  912,500       15,430,375

                                                        Intel Corp.                                 425,924       10,631,063

                                                        Taiwan Semiconductor Manufacturing
                                                           Co., Ltd., ADR                         1,964,400       19,467,204

                                                             Semiconductors & Semiconductor Equipment Total       45,528,642

                                                                               INFORMATION TECHNOLOGY TOTAL      167,938,936

MATERIALS - 4.5%

         CHEMICALS - 2.4%

                                                        Dow Chemical Co.                            619,200       27,133,344

                                                        E.I. du Pont de Nemours & Co.               499,400       21,224,500

                                                        PPG Industries, Inc.                        225,933       13,081,521

                                                        Rohm and Haas Co.                           537,100       26,006,382

                                                                                            Chemicals Total       87,445,747

         CONTAINERS & PACKAGING - 0.5%

                                                        Crown Holdings, Inc. (a)                    957,900       18,707,787

                                                                               Containers & Packaging Total       18,707,787

         METALS & MINING - 1.6%

                                                        Freeport-McMoRan Copper & Gold,
                                                           Inc., Class B                            269,700       14,509,860

                                                        Nucor Corp.                                 252,700       16,860,144

                                                        Rio Tinto PLC                                50,300        9,194,337

                                                        United States Steel Corp.                   383,400       18,430,038

                                                                                      Metals & Mining Total       58,994,379

                                                                                            MATERIALS TOTAL      165,147,913

TELECOMMUNICATION SERVICES - 3.2%

         DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%

                                                        AT&T, Inc.                                1,775,151       43,473,448

                                                        BellSouth Corp.                           1,049,469       28,440,610


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

TELECOMMUNICATION SERVICES - (CONTINUED)

         DIVERSIFIED TELECOMMUNICATION SERVICES -
         (CONTINUED)

                                                        Verizon Communications, Inc.              1,452,202       43,740,324

                                                               Diversified Telecommunication Services Total      115,654,382

                                                                           TELECOMMUNICATION SERVICES TOTAL      115,654,382

UTILITIES - 6.2%

         ELECTRIC UTILITIES - 4.3%

                                                        Edison International                        798,800       34,835,668

                                                        Entergy Corp.                               602,393       41,354,280

                                                        Exelon Corp.                              1,114,701       59,235,211

                                                        FPL Group, Inc.                             502,000       20,863,120

                                                                                   Electric Utilities Total      156,288,279

         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -
         0.4%

                                                        Duke Energy Corp.                           617,210       16,942,414

                                                         Independent Power Producers & Energy Traders Total       16,942,414

         MULTI - UTILITIES - 1.5%

                                                        Dominion Resources, Inc.                    251,028       19,379,362

                                                        PG&E Corp.                                  933,543       34,653,116

                                                                                    Multi - Utilities Total       54,032,478

                                                                                                  UTILITIES
                                                                                                      TOTAL      227,263,171

                                                        TOTAL COMMON STOCKS
                                                        (COST OF $3,017,255,865)                               3,608,266,693
CONVERTIBLE PREFERRED STOCKS - 0.7%

FINANCIALS - 0.7%

         INSURANCE - 0.7%

                                                        Genworth Financial, Inc., 6.000%            136,100        5,179,966

                                                        XL Capital Ltd., 7.000%                     728,111       18,537,706

                                                                                            Insurance Total       23,717,672

                                                                                           FINANCIALS TOTAL       23,717,672

                                                        TOTAL CONVERTIBLE PREFERRED STOCKS
                                                        (COST OF $21,880,457)                                     23,717,672
                                                                                                    UNITS
WARRANTS - 0.0%

                   LUCENT TECHNOLOGIES, INC.             Expires 12/10/07(a)                             41               23

                                                        TOTAL WARRANTS
                                                        (COST OF $26)                                                     23


________________________________________________________________________________
December 31, 2005 (Unaudited)                      Columbia Large Cap Value Fund



                                                                                                  PAR ($)          VALUE ($)
SHORT-TERM OBLIGATION - 0.6%

                                                        Repurchase agreement with State
                                                           Street Bank & Trust Co., dated
                                                           12/30/05, due 01/03/06 at
                                                           4.080%, collateralized by a
                                                           Federal National Mortgage
                                                           Association Bond maturing
                                                           01/19/07, market value of
                                                           $22,179,067 (repurchase
                                                           proceeds $21,752,857)                 21,743,000       21,743,000

                                                        TOTAL SHORT-TERM OBLIGATION
                                                        (COST OF $21,743,000)                                     21,743,000

                                                        TOTAL INVESTMENTS - 100.2%
                                                        (COST OF $3,060,879,348)(B)(C)                         3,653,727,388

                                                        OTHER ASSETS & LIABILITIES, NET - (0.2)%                  (6,268,423)

                                                        NET ASSETS - 100.0%                                    3,647,458,965

                                                        Notes to Investment Portfolio:

                                                        *     SECURITY VALUATION:

                                                              Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

                                                              Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

                                                              Investments for which market quotations are not readily
                                                              available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the
                                                              security.

                                                        (a)   Non-income producing security.

                                                        (b)   Cost for federal income tax purposes is $3,060,879,348.

                                                        (c)   Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:


                                                                 Unrealized         Unrealized        Net Unrealized
                                                                APPRECIATION       DEPRECIATION        APPRECIATION
                                                                ------------       -------------      --------------
                                                                $645,581,871       $(52,733,831)       $592,848,040


                                                        ACRONYM       NAME
                                                        -------       ----
                                                        ADR           American Depositary Receipt
                                                        REIT          Real Estate Investment Trust


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES       VALUE ($)*

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 11.4%

      AUTO COMPONENTS - 1.6%
                                        BorgWarner, Inc.                                           235,100       14,254,113
                                        Johnson Controls, Inc.                                     349,400       25,474,754
                                                                                     Auto Components Total       39,728,867

      HOTELS, RESTAURANTS & LEISURE - 2.8%
                                        Brinker International, Inc.                                313,350       12,114,111
                                        Harrah's Entertainment, Inc.                               222,600       15,869,154
                                        Outback Steakhouse, Inc.                                   367,300       15,283,353
                                        Starwood Hotels & Resorts  Worldwide, Inc.                 401,300       25,627,018
                                                                       Hotels, Restaurants & Leisure Total       68,893,636

      MEDIA - 0.8%
                                        Dow Jones & Co., Inc.                                      524,500       18,614,505
                                                                                               Media Total       18,614,505

      MULTILINE RETAIL - 3.0%
                                        Dollar General Corp.                                     1,020,000       19,451,400
                                        Federated Department Stores, Inc.                          396,755       26,316,759
                                        J.C. Penney Co., Inc.                                      498,200       27,699,920
                                                                                    Multiline Retail Total       73,468,079

      SPECIALTY RETAIL - 3.2%
                                        Office Depot, Inc. (a)                                     781,300       24,532,820
                                        Pacific Sunwear of California, Inc. (a)                    380,900        9,492,028
                                        Sherwin-Williams Co.                                       441,400       20,048,388
                                        TJX Companies, Inc.                                      1,000,900       23,250,907
                                                                                    Specialty Retail Total       77,324,143
                                                                              CONSUMER DISCRETIONARY TOTAL      278,029,230

CONSUMER STAPLES - 5.4%

      BEVERAGES - 1.0%
                                        Fomento Economico Mexicano SA de CV, ADR                   107,300        7,780,323
                                        Pepsi Bottling Group, Inc.                                 614,500       17,580,845
                                                                                           Beverages Total       25,361,168

      FOOD & STAPLES RETAILING - 1.7%
                                        Kroger Co. (a)                                             989,400       18,679,872
                                        SUPERVALU, Inc.                                            707,700       22,986,096
                                                                            Food & Staples Retailing Total       41,665,968

      FOOD PRODUCTS - 2.3%
                                        Corn Products International, Inc.                          756,500       18,072,785
                                        Dean Foods Co. (a)                                         631,200       23,770,992


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

      FOOD PRODUCTS - (CONTINUED)

                                        Tyson Foods, Inc., Class A                                 841,700       14,393,070
                                                                                       Food Products Total       56,236,847

      TOBACCO - 0.4%
                                        UST, Inc.                                                  226,200        9,235,746
                                                                                             Tobacco Total        9,235,746
                                                                                    CONSUMER STAPLES TOTAL      132,499,729

ENERGY - 6.8%

      ENERGY EQUIPMENT & SERVICES - 2.8%
                                        Dresser-Rand Group, Inc. (a)                               265,100        6,410,118
                                        National-Oilwell Varco, Inc. (a)                           301,508       18,904,551
                                        Noble Corp.                                                154,200       10,877,268
                                        Technip SA, ADR                                            205,000       12,459,900
                                        Weatherford International Ltd. (a)                         501,400       18,150,680
                                                                         Energy Equipment & Services Total       66,802,517

      OIL, GAS & CONSUMABLE FUELS - 4.0%
                                        Amerada Hess Corp.                                          94,200       11,946,444
                                        EOG Resources, Inc.                                        126,500        9,281,305
                                        Marathon Oil Corp.                                         145,701        8,883,390
                                        Murphy Oil Corp.                                           164,200        8,865,158
                                        Peabody Energy Corp.                                       148,800       12,264,096
                                        Williams Companies, Inc.                                 1,208,800       28,007,896
                                        XTO Energy, Inc.                                           429,521       18,873,153
                                                                         Oil, Gas & Consumable Fuels Total       98,121,442
                                                                                              ENERGY TOTAL      164,923,959

FINANCIALS - 25.9%

      CAPITAL MARKETS - 1.1%
                                        Bear Stearns Companies, Inc.                               229,800       26,548,794
                                                                                     Capital Markets Total       26,548,794

      COMMERCIAL BANKS - 8.7%
                                        Bank of Hawaii Corp.                                       429,700       22,146,738
                                        City National Corp.                                        341,300       24,723,772
                                        Cullen/Frost Bankers, Inc.                                 500,950       26,890,996
                                        Marshall & Ilsley Corp.                                    723,200       31,126,528
                                        Mercantile Bankshares Corp.                                345,600       19,505,664
                                        North Fork Bancorporation, Inc.                            944,323       25,836,677
                                        UnionBanCal Corp.                                          282,000       19,379,040
                                        Whitney Holding Corp.                                      442,300       12,189,788


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      COMMERCIAL BANKS - (CONTINUED)
                                        Zions Bancorporation                                       407,750       30,809,590
                                                                                    Commercial Banks Total      212,608,793

      DIVERSIFIED FINANCIAL SERVICES - 1.0%
                                        CIT Group, Inc.                                            460,300       23,834,334
                                                                      Diversified Financial Services Total       23,834,334

      INSURANCE - 7.6%
                                        ACE Ltd.                                                   386,700       20,665,248
                                        Ambac Financial Group, Inc.                                314,250       24,216,105
                                        Endurance Specialty Holdings Ltd.                          535,000       19,179,750
                                        Genworth Financial, Inc., Class A                          528,900       18,289,362
                                        Hartford Financial Services Group, Inc.                    154,500       13,270,005
                                        Lincoln National Corp.                                     407,800       21,625,634
                                        Loews Corp.                                                257,400       24,414,390
                                        Old Republic International Corp.                           723,950       19,010,927
                                        Willis Group Holdings Ltd.                                 316,300       11,684,122
                                        XL Capital Ltd., Class A                                   183,000       12,330,540
                                                                                           Insurance Total      184,686,083

      REAL ESTATE - 4.6%
                                        Archstone-Smith Trust, REIT                                430,700       18,042,023
                                        Boston Properties, Inc., REIT                              256,900       19,043,997
                                        Equity Office Properties Trust, REIT                       599,400       18,179,802
                                        Host Marriott Corp., REIT                                1,558,600       29,535,470
                                        ProLogis Trust, REIT                                       606,800       28,349,696
                                                                                         Real Estate Total      113,150,988

      THRIFTS & MORTGAGE FINANCE - 2.9%
                                        Golden West Financial Corp.                                409,700       27,040,200
                                        PMI Group, Inc.                                            646,300       26,543,541
                                        Sovereign Bancorp, Inc.                                    818,200       17,689,484
                                                                          Thrifts & Mortgage Finance Total       71,273,225
                                                                                          FINANCIALS TOTAL      632,102,217

HEALTH CARE - 5.1%

      BIOTECHNOLOGY - 0.2%

                                        Charles River Laboratories
                                          International, Inc. (a)                                  134,800        5,711,476
                                                                                       Biotechnology Total        5,711,476

      HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
                                        Hospira, Inc. (a)                                          373,900       15,995,442
                                        Millipore Corp. (a)                                        381,900       25,220,676
                                                                    Health Care Equipment & Supplies Total       41,216,118

      HEALTH CARE PROVIDERS & SERVICES - 1.6%
                                        Cigna Corp.                                                210,900       23,557,530


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)

                                        Community Health Systems, Inc. (a)                         431,300       16,536,042
                                                                    Health Care Providers & Services Total       40,093,572

      PHARMACEUTICALS - 1.6%
                                        IVAX Corp. (a)                                             509,500       15,962,635
                                        Shire Pharmaceuticals Group PLC, ADR                       570,200       22,118,058
                                                                                     Pharmaceuticals Total       38,080,693
                                                                                         HEALTH CARE TOTAL      125,101,859

INDUSTRIALS - 14.3%

      AEROSPACE & DEFENSE - 1.7%
                                        Goodrich Corp.                                             638,300       26,234,130
                                        Northrop Grumman Corp.                                     271,125       16,297,324
                                                                                 Aerospace & Defense Total       42,531,454

      BUILDING PRODUCTS - 0.9%
                                        American Standard Companies, Inc.                          518,200       20,702,090
                                                                                   Building Products Total       20,702,090

      COMMERCIAL SERVICES & SUPPLIES - 2.1%
                                        ARAMARK Corp., Class B                                     466,000       12,945,480
                                        Avery Dennison Corp.                                       243,500       13,458,245
                                        Manpower, Inc.                                             284,200       13,215,300
                                        Pitney Bowes, Inc.                                         294,700       12,451,075
                                                                      Commercial Services & Supplies Total       52,070,100

      CONSTRUCTION & ENGINEERING - 1.2%
                                        Fluor Corp.                                                175,100       13,528,226
                                        Jacobs Engineering Group, Inc. (a)                         222,800       15,121,436
                                                                          Construction & Engineering Total       28,649,662

      ELECTRICAL EQUIPMENT - 0.8%
                                        Cooper Industries Ltd., Class A                            258,400       18,863,200
                                                                                Electrical Equipment Total       18,863,200

      INDUSTRIAL CONGLOMERATES - 1.0%
                                        Textron, Inc.                                              320,700       24,687,486
                                                                            Industrial Conglomerates Total       24,687,486

      MACHINERY - 4.6%
                                        Dover Corp.                                                509,400       20,625,606
                                        Eaton Corp.                                                285,400       19,147,486
                                        Harsco Corp.                                               188,600       12,732,386
                                        Ingersoll-Rand Co., Ltd., Class A                          563,200       22,736,384
                                        Kennametal, Inc.                                           344,300       17,573,072


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      MACHINERY - (CONTINUED)
                                        Parker Hannifin Corp.                                      289,500       19,095,420
                                                                                           Machinery Total      111,910,354

      ROAD & RAIL - 1.3%
                                        Burlington Northern Santa Fe Corp.                         189,000       13,384,980
                                        Norfolk Southern Corp.                                     421,000       18,873,430
                                                                                         Road & Rail Total       32,258,410

      TRADING COMPANIES & DISTRIBUTORS - 0.7%
                                        United Rentals, Inc. (a)                                   702,100       16,422,119
                                                                    Trading Companies & Distributors Total       16,422,119
                                                                                         INDUSTRIALS TOTAL      348,094,875

INFORMATION TECHNOLOGY - 7.1%

      COMPUTERS & PERIPHERALS - 0.0%
                                        Seagate Technology, Inc., Escrow Shares (b)                105,800            1,058
                                                                             Computers & Peripherals Total            1,058

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.0%
                                        Agilent Technologies, Inc. (a)                             515,400       17,157,666
                                        Arrow Electronics, Inc. (a)                                778,600       24,938,558
                                        Ingram Micro, Inc., Class A (a)                            858,900       17,117,877
                                        Mettler-Toledo International, Inc. (a)                     388,000       21,417,600
                                        Tektronix, Inc.                                            548,350       15,468,954
                                                                  Electronic Equipment & Instruments Total       96,100,655

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
                                        ATI Technologies, Inc. (a)                                 605,500       10,287,445
                                        Cypress Semiconductor Corp. (a)                            353,200        5,033,100
                                        Fairchild Semiconductor International, Inc. (a)            559,400        9,459,454
                                        KLA-Tencor Corp.                                           243,500       12,011,855
                                        Lam Research Corp. (a)                                     156,900        5,598,192
                                        MEMC Electronic Materials, Inc. (a)                        442,400        9,808,008
                                                            Semiconductors & Semiconductor Equipment Total       52,198,054

      SOFTWARE - 1.0%
                                        Activision, Inc. (a)                                       480,533        6,602,523
                                        Cadence Design Systems, Inc. (a)                           464,300        7,855,956
                                        Electronic Arts, Inc. (a)                                  112,500        5,884,875


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

      SOFTWARE - (CONTINUED)

                                        Synopsys, Inc. (a)                                         196,100        3,933,766
                                                                                            Software Total       24,277,120
                                                                              INFORMATION TECHNOLOGY TOTAL      172,576,887

MATERIALS - 10.4%

      CHEMICALS - 5.9%
                                        Air Products & Chemicals, Inc.                             323,900       19,171,641
                                        Ashland, Inc.                                              213,900       12,384,810
                                        Celanese Corp., Series A                                   668,700       12,785,544
                                        Cytec Industries, Inc.                                     277,200       13,203,036
                                        Eastman Chemical Co.                                       226,300       11,674,817
                                        Engelhard Corp.                                            309,900        9,343,485
                                        Lubrizol Corp.                                             446,900       19,408,867
                                        Nalco Holding Co. (a)                                      836,700       14,817,957
                                        PPG Industries, Inc.                                       183,400       10,618,860
                                        Rohm and Haas Co.                                          423,200       20,491,344
                                                                                           Chemicals Total      143,900,361

      CONSTRUCTION MATERIALS - 0.6%
                                        Martin Marietta Materials, Inc.                            196,500       15,075,480
                                                                              Construction Materials Total       15,075,480

      CONTAINERS & PACKAGING - 1.9%
                                        Bemis Co., Inc.                                            707,700       19,723,599
                                        Crown Holdings, Inc. (a)                                 1,315,200       25,685,856
                                                                              Containers & Packaging Total       45,409,455

      METALS & MINING - 2.0%
                                        Alumina Ltd., ADR                                          573,300       12,515,139
                                        Freeport-McMoRan Copper & Gold, Inc., Class B              234,800       12,632,240
                                        Nucor Corp.                                                346,100       23,091,792
                                                                                     Metals & Mining Total       48,239,171
                                                                                           MATERIALS TOTAL      252,624,467

TELECOMMUNICATION SERVICES - 1.1%

      WIRELESS TELECOMMUNICATION SERVICES - 1.1%
                                        Telephone & Data Systems, Inc.                             357,800       12,891,534


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                    SHARES        VALUE ($)

COMMON STOCKS - (CONTINUED)

TELECOMMUNICATION SERVICES - (CONTINUED)

      WIRELESS TELECOMMUNICATION SERVICES - (CONTINUED)
                                        Telephone & Data Systems, Inc., Special Shares             408,100       14,124,341
                                                                 Wireless Telecommunication Services Total       27,015,875
                                                                          TELECOMMUNICATION SERVICES TOTAL       27,015,875

UTILITIES - 9.8%

      ELECTRIC UTILITIES - 5.0%
                                        Edison International                                       504,400       21,996,884
                                        Entergy Corp.                                              324,800       22,297,520
                                        Exelon Corp.                                               511,300       27,170,482
                                        FPL Group, Inc.                                            501,000       20,821,560
                                        Hawaiian Electric Industries, Inc.                         452,900       11,730,110
                                        PPL Corp.                                                  662,600       19,480,440
                                                                                  Electric Utilities Total      123,496,996

      GAS UTILITIES - 0.5%
                                        AGL Resources, Inc.                                        341,100       11,873,691
                                                                                       Gas Utilities Total       11,873,691

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.3%
                                        AES Corp. (a)                                              810,400       12,828,632
                                        Constellation Energy Group, Inc.                           321,200       18,501,120
                                                        Independent Power Producers & Energy Traders Total       31,329,752

      MULTI - UTILITIES - 3.0%
                                        Consolidated Edison, Inc.                                   60,700        2,812,231
                                        DTE Energy Co.                                              99,100        4,280,129
                                        Energy East Corp.                                          541,200       12,339,360
                                        NSTAR                                                      127,800        3,667,860
                                        PG&E Corp.                                                 853,100       31,667,072
                                        Sempra Energy                                              406,800       18,240,912
                                                                                   Multi - Utilities Total       73,007,564
                                                                                           UTILITIES TOTAL      239,708,003

                                        TOTAL COMMON STOCKS
                                        (COST OF $1,831,727,827)                                              2,372,677,101


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund


                                                                                                  PAR ($)        VALUE ($)
CONVERTIBLE BONDS - 0.4%

      COMMUNICATIONS - 0.4%

             LUCENT TECHNOLOGIES, INC.
                                        2.750% 06/15/25                                          8,670,000        8,875,913
                                                                                      Communications Total        8,875,913

                                        TOTAL CONVERTIBLE BONDS
                                        (COST OF $9,871,129)                                                      8,875,913

                                                                                                    SHARES

CONVERTIBLE PREFERRED STOCKS - 0.2%

MATERIALS - 0.1%

      CHEMICALS - 0.1%
                                        Celanese Corp. (a)                                          93,100        2,606,800
                                                                                           Chemicals Total        2,606,800
                                                                                           MATERIALS TOTAL        2,606,800

FINANCIALS - 0.1%

      INSURANCE - 0.1%
                                        Hartford Financial Services Group, Inc.                     41,600        3,208,400
                                                                                           Insurance Total        3,208,400
                                                                                          FINANCIALS TOTAL        3,208,400

                                        TOTAL CONVERTIBLE PREFERRED STOCKS
                                        (COST OF $4,465,275)                                                      5,815,200

                                                                                                   PAR ($)

SHORT-TERM OBLIGATION - 2.3%

                                        Repurchase agreement with State
                                          Street Bank & Trust Co., dated
                                          12/30/05, due 01/03/06 at
                                          4.080%, collateralized by a
                                          U.S. Treasury Bond maturing
                                          02/23/07, market value of
                                          $56,179,515 (repurchase
                                          proceeds $55,100,968)                                 55,076,000       55,076,000

                                        TOTAL SHORT-TERM OBLIGATION
                                        (COST OF $55,076,000)                                                    55,076,000

                                        TOTAL INVESTMENTS - 100.2%
                                        (COST OF $1,901,140,231)(C)(D)                                        2,442,444,214

                                        OTHER ASSETS & LIABILITIES, NET - (0.2)%                                 (4,779,062)

                                        NET ASSETS - 100.0%                                                   2,437,665,152


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Mid Cap Value Fund

NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a)   Non-income producing security.

(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)   Cost for federal income tax purposes is $1,901,140,231.

(d) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized        Unrealized       Net Unrealized
      APPRECIATION      DEPRECIATION       APPRECIATION
     -------------     -------------      ---------------
      $560,052,468      $(18,748,485)      $541,303,983

      ACRONYM       NAME
      -------       ----

      ADR           American Depositary Receipt
      REIT          Real Estate Investment Trust

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)         VALUE ($)*
COMMERCIAL PAPER - 36.8%

                        AMSTEL FUNDING CORP.

                                                      3.970% 01/04/06(a)(b)                     250,000,000      249,917,292
                                                      3.980% 01/06/06(a)(b)                     150,000,000      149,917,083
                                                      3.980% 01/18/06(a)(b)                      50,000,000       49,903,431
                                                      4.330% 02/28/06(a)(b)                     134,000,000      133,065,201

                        ATLANTIS ONE FUNDING

                                                      3.950% 02/17/06(a)(b)                      19,867,000       19,765,325
                                                      3.950% 02/23/06(a)(b)                     122,882,000      122,174,643
                                                      4.020% 03/21/06(a)(b)                     104,000,000      103,093,958
                                                      4.020% 03/22/06(a)(b)                      50,000,000       49,558,889

                           BAVARIA TRR CORP.

                                                      4.290% 01/06/06(a)(b)                     300,000,000      299,999,587

                          BETA FINANCE, INC.

                                                      4.350% 02/27/06(a)(b)                      85,000,000       84,414,555

                                   CAFCO LLC

                                                      4.330% 02/13/06(a)(b)                      50,000,000       49,741,403

                                CC USA, INC.

                                                      3.980% 02/28/06(a)(b)                      62,000,000       61,606,438

                                CHARTA CORP.

                                                      4.330% 02/13/06(a)(b)                      75,000,000       74,612,104
                                                      4.345% 02/27/06(a)(b)                     100,000,000       99,312,042
                                                      4.390% 02/22/06(a)(b)                      20,000,000       19,873,756

                          CHEYNE FINANCE LLC

                                                      4.440% 08/15/06(a)(b)                      10,000,000       10,000,000

                      COMPASS SECURITIZATION

                                                      4.360% 01/25/06(b)                        180,730,000      180,204,678
                                                      4.360% 02/23/06(b)                         27,987,000       27,807,355

           CONCORD MINUTEMEN CAPITAL CO. LLC

                                                      3.950% 02/15/06(a)(b)                      58,091,000       57,806,354

                     CROWN POINT CAPITAL CO.

                                                      3.950% 02/14/06(a)(b)                     199,873,000      198,915,386

                          CURZON FUNDING LLC

                                                      (c) 05/02/06(a)                             5,000,000        4,927,400
                                                      4.390% 03/13/06(a)(b)                     260,000,000      257,748,906

                          FCAR OWNER TRUST I

                                                      4.290% 01/27/06(b)                        150,000,000      149,535,250

                   GEMINI SECURITIZATION LLC

                                                      4.320% 02/03/06(a)(b)                      50,000,000       49,802,000

                 GIRO BALANCED FUNDING CORP.

                                                      4.250% 02/15/06(a)(b)                     110,600,000      110,012,438
                                                      4.270% 01/03/06(a)(b)                     232,723,000      232,667,793

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
COMMERCIAL PAPER - (CONTINUED)

                                                      4.320% 01/12/06(a)(b)                     275,000,000      274,637,000

                       GIRO FUNDING US CORP.

                                                      (c) 01/17/06(a)                            25,000,000       24,954,444
                                                      3.980% 02/22/06(a)(b)                      56,756,000       56,432,995
                                                      4.360% 02/27/06(a)(b)                     100,000,000       99,309,667

                        GOTHAM FUNDING CORP.

                                                      4.310% 01/10/06(a)(b)                     130,122,000      129,981,794

                        GRAMPIAN FUNDING LLC

                                                      (c) 01/31/06(a)                            20,000,000       19,931,667
                                                      (c) 03/22/06(a)                            10,000,000        9,912,000
                                                      3.680% 01/06/06(a)(b)                     223,000,000      222,886,022
                                                      3.920% 02/07/06(a)(b)                     125,000,000      124,498,958
                                                      3.961% 01/04/06(a)(b)                      75,000,000       74,975,250
                                                      4.020% 03/22/06(a)(b)                     117,000,000      115,967,800

                      GREYHAWK CAPITAL CORP.

                                                      4.230% 02/07/06(a)(b)                     145,000,000      144,369,613
                                                      4.300% 04/24/06(a)(b)                     120,000,000      118,380,333

                         IVORY FUNDING CORP.

                                                      (c) 01/03/06(a)                             6,505,000        6,503,554

                          KLIO FUNDING CORP.

                                                      4.230% 02/08/06(a)(b)                      34,580,000       34,425,600

                       KLIO II FUNDING CORP.

                                                      4.230% 02/08/06(a)(b)                     257,614,000      256,463,753
                                                      4.350% 01/20/06(a)(b)                      74,945,000       74,772,939
                                                      4.350% 01/23/06(a)(b)                     125,515,000      125,181,339
                                                      4.350% 01/24/06(a)(b)                      74,992,000       74,783,585

                  LAKE CONSTANCE FUNDING LLC

                                                      4.380% 05/04/06(a)(b)                      58,000,000       57,132,030

                      LEXINGTON PARKER CORP.

                                                      (c) 02/15/06(a)                            25,000,000       24,878,125
                                                      (c) 03/14/06(a)                            10,000,000        9,921,000

                  MORGAN STANLEY DEAN WITTER

                                                      4.280% 05/16/06(d)                        100,000,000      100,000,000
                                                      4.280% 07/10/06(d)                         50,000,000       50,000,000

                      NEW CENTER ASSET TRUST

                                                      4.250% 02/15/06(b)                        200,000,000      198,937,500

                     ORMOND QUAY FUNDING LLC

                                                      4.266% 05/04/06(a)(b)                     100,000,000       99,994,917

                        PARADIGM FUNDING LLC

                                                      3.980% 02/28/06(a)(b)                      82,750,000       82,224,055
                                                      4.360% 02/14/06(a)(b)                     147,500,000      146,715,792


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
COMMERCIAL PAPER - (CONTINUED)

                         PICAROS FUNDING LLC

                                                      (c) 02/17/06(a)                            15,000,000       14,923,233
                                                      4.370% 05/04/06(a)(b)                      50,000,000       49,253,458

                         SCALDIS CAPITAL LLC

                                                      (c) 03/14/06(a)                             6,650,000        6,597,731

                     SILVER TOWER US FUNDING

                                                      3.960% 02/23/06(a)(b)                      85,000,000       84,509,456

                     SPINTAB SWEDMORTGAGE AB

                                                      3.940% 02/27/06(b)                        190,000,000      188,826,750

                    UBS FINANCE DELAWARE LLC

                                                      4.190% 01/03/06(d)                        200,000,000      199,953,444

                   VICTORY RECEIVABLES CORP.

                                                      4.310% 01/12/06(a)(b)                      76,366,000       76,265,430
                                                      4.360% 01/27/06(a)(b)                      65,073,000       64,868,092

                                                        TOTAL COMMERCIAL PAPER
                                                        (COST OF $6,289,752,593)                               6,289,752,593
CORPORATE BONDS - 29.7%

                    ALLIANCE & LEICESTER PLC

                                                      4.329% 01/08/07(d)(e)                     125,000,000      125,000,000

               AMERICAN EXPRESS CREDIT CORP.

                                                      4.391% 12/05/06(d)                         50,000,000       50,000,000

                                CC USA, INC.

                                                      4.329% 01/24/06(d)(e)                     207,000,000      206,997,391

                             CITIGROUP, INC.

                                                      5.750% 05/10/06                            93,628,000       94,044,568

                      CULLINAN FINANCE CORP.

                                                      4.349% 08/25/06(d)(e)                     200,000,000      199,993,445
                                                      4.405% 09/05/06(d)(e)                      25,000,000       24,997,907

                        DORADA FINANCE, INC.

                                                      4.329% 01/25/06(d)(e)                     120,000,000      119,998,422

                         FIFTH THIRD BANCORP

                                                      4.350% 01/23/07(d)(e)                      20,000,000       20,000,000

              GENERAL ELECTRIC CAPITAL CORP.

                                                      4.470% 01/17/07(d)                         50,000,000       50,002,627

                   GOLDMAN SACHS GROUP, INC.

                                                      4.422% 09/13/07(a)(b)                     140,000,000      140,000,000
                   GOLDMAN SACHS GROUP, INC.          4.429% 12/13/06(b)(f)                     250,000,000      250,000,000
                                                      4.430% 04/21/06(a)(b)                      70,000,000       70,000,000

                    GULF GATE APARTMENTS LLC

                                                  LOC: Wells Fargo & Co.
                                                      4.420% 09/01/28(d)                          2,000,000        2,000,000

                 HARRIER FINANCE FUNDING LLC

                                                      4.300% 12/08/06(d)(e)                     200,000,000      199,981,264


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.315% 05/22/06(d)(e)                      30,000,000       29,995,997
                                                      4.329% 06/15/06(d)(e)                      50,000,000       49,999,411
                                                      4.329% 07/17/06(d)(e)                     209,000,000      208,991,586
                                                      4.339% 02/27/06(d)(e)                     100,000,000       99,997,616
                                                      4.339% 10/25/06(d)(e)                      42,500,000       42,493,488

                  HBOS TREASURY SERVICES PLC

                                                      4.311% 12/29/06(d)(e)                      20,000,000       20,000,000

                                  K2 USA LLC

                                                      4.279% 06/02/06(d)(e)                      40,000,000       40,002,182
                                                      4.319% 01/17/06(d)(e)                     183,000,000      182,998,417
                                                      4.324% 08/15/06(d)(e)                      25,000,000       24,998,452
                                                      4.334% 08/25/06(d)(e)                      20,000,000       19,998,707

                           LINKS FINANCE LLC

                                                      4.318% 11/20/06(d)(e)                      50,000,000       49,995,599
                                                      4.354% 03/15/06(d)(e)                      20,000,000       20,000,466

                   MERRILL LYNCH & CO., INC.

                                                      4.349% 01/16/07(d)                        125,000,000      125,000,000
                                                      4.450% 05/25/06(d)                         55,000,000       55,018,749
                                                      4.697% 06/06/06(d)                         41,500,000       41,549,476

                              MORGAN STANLEY

                                                      4.301% 01/03/07(d)                        202,230,000      202,247,297
                                                      4.449% 01/26/07(d)                        280,000,000      280,141,384

                     POST APARTMENT HOMES LP

                                                  LOC: SunTrust Bank
                                                      4.390% 07/15/29(d)                          3,085,000        3,085,000

     PREMIER ASSET COLLATERALIZED ENTITY LLC

                                                      4.329% 01/17/06(d)(e)                      50,000,000       50,000,000

                                      RACERS

                                                      4.390% 08/21/06(d)(e)                      40,000,000       40,000,000

                               RIO BRAVO LLC

                                                  LOC: Wells Fargo & Co.
                                                      4.420% 12/01/33(d)                          4,300,000        4,300,000

                        ROYAL BANK OF CANADA

                                                      4.390% 01/10/07(d)                         15,000,000       15,000,000

               SCHLITZ PARK ASSOCIATES II LP

                                                  LOC: US Bank N.A.
                                                      4.350% 12/01/21(d)                          6,580,000        6,580,000

                         SEDNA FINANCE, INC.

                                                      4.339% 09/15/06(d)(e)                      85,000,000       85,000,000
                                                      4.340% 06/16/06(d)(e)                      98,000,000       98,000,000

                         SIGMA FINANCE, INC.

                                                      4.000% 08/11/06(e)                         12,000,000       11,993,200


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.120% 01/17/06(d)(e)                     100,000,000       99,998,552
                                                      4.214% 01/23/06(d)(e)                      10,000,000       10,000,283
                                                      4.317% 02/15/06(d)(e)                      43,500,000       43,498,553
                                                      4.320% 11/16/06(d)(e)                     100,000,000       99,993,506
                                                      4.324% 08/14/06(d)(e)                     150,000,000      149,990,728
                                                      4.450% 03/10/06(d)(e)                      75,000,000       74,996,635

                                   SLM CORP.

                                                      4.435% 06/30/06(d)(e)                     115,000,000      115,000,000

                                   SMM TRUST

                                                      4.240% 01/10/06(d)                         11,990,000       11,990,000

              STANFIELD VICTORIA FUNDING LLC

                                                      4.319% 03/15/06(d)(e)                      50,000,000       49,998,000
                                                      4.339% 06/26/06(d)(e)                     100,000,000       99,989,796
                                                      4.349% 10/30/06(d)(e)                      50,000,000       49,991,065

                         TANGO FINANCE CORP.

                                                      4.140% 01/17/06(d)(e)                      25,000,000       25,000,139
                                                      4.324% 01/10/06(d)(e)                      50,000,000       49,999,873
                                                      4.328% 11/20/06(d)(e)                      83,500,000       83,492,590
                                                      4.369% 02/27/06(d)(e)                      62,000,000       62,001,519

                           WELLS FARGO & CO.

                                                      4.359% 01/12/07(d)(e)                      25,000,000       25,000,000

                   WHISTLEJACKET CAPITAL LLC

                                                      4.320% 05/15/06(d)(e)                      20,000,000       19,999,264
                                                      4.329% 04/18/06(d)(e)                      75,000,000       74,995,639
                                                      4.344% 10/31/06(d)(e)                     100,000,000       99,985,110
                                                      4.354% 06/30/06(d)(e)                      55,000,000       54,995,743

                      WHITE PINE FINANCE LLC

                                                      4.070% 10/06/06(d)(e)                      45,000,000       44,993,050
                                                      4.134% 04/20/06(d)(e)                      25,000,000       24,999,243
                                                      4.271% 04/05/06(d)(e)                       5,000,000        4,999,664
                                                      4.320% 03/10/06(d)(e)                      50,000,000       49,998,137
                                                      4.329% 02/15/06(d)(e)                      47,000,000       46,999,431
                                                      4.330% 03/20/06(d)(e)                      48,500,000       48,497,947
                                                      4.334% 10/25/06(d)(e)                     190,000,000      189,973,656

                                                        TOTAL CORPORATE BONDS
                                                        (COST OF $5,071,780,774)                               5,071,780,774
CERTIFICATES OF DEPOSIT - 13.9%

                   AMERICAN EXPRESS BANK FSB

                                                      4.330% 04/18/06(d)                         40,000,000       40,000,000

                           BARCLAYS BANK PLC

                                                      4.200% 02/17/06                           140,000,000      140,000,000
                                                      4.313% 06/21/06(d)                         23,000,000       22,998,406

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
CERTIFICATES OF DEPOSIT - (CONTINUED)

          CANADIAN IMPERIAL BANK OF COMMERCE

                                                      4.429% 12/15/06(d)                         50,000,000       50,000,000
                                                      4.803% 12/05/06                           103,000,000      103,002,305

               CREDIT SUISSE FIRST BOSTON NY

                                                      4.134% 10/18/06(d)                        185,000,000      185,000,000
                                                      4.330% 05/10/06(d)                         50,000,000       50,004,964
                                                      4.750% 11/07/06                           135,000,000      135,000,000

                              DEPFA BANK PLC

                                                      4.010% 03/14/06(a)(b)                      50,000,000       49,604,000

                           DEPFA BANK PLC NY

                                                      4.800% 12/05/06                           103,000,000      103,000,000

                               DEUTSCHE BANK

                                                      4.102% 08/25/06                           100,000,000      100,003,137

                  HBOS TREASURY SERVICES PLC

                                                      3.290% 03/15/06                            75,000,000       75,000,000
                                                      3.370% 03/20/06                            75,000,000       75,000,000

    LANDESBANK HESSEN THURINGEN GIROZENTRALE

                                                      3.250% 02/17/06                           105,000,000      105,000,000
                                                      3.300% 03/10/06                            50,000,000       50,000,000

                      ROYAL BANK OF SCOTLAND

                                                      4.329% 08/30/06(d)                        300,000,000      299,960,542

                            SOCIETE GENERALE

                                                      4.200% 09/01/06                           100,000,000      100,000,000
                                                      4.250% 09/06/06                           125,000,000      125,000,000

                    SVENSKA HANDELSBANKEN NY

                                                      4.310% 09/20/06(d)                        175,000,000      174,975,053

                      UNICREDITO ITALIANO NY

                                                      4.005% 02/22/06                           165,000,000      165,001,168
                                                      4.014% 10/03/06(d)                         95,000,000       94,989,360
                                                      4.366% 08/30/06(d)                        100,000,000      100,000,000

                                US BANK N.A.

                                                      4.310% 02/17/06(d)                         30,000,000       29,999,969


                                                        TOTAL CERTIFICATES OF DEPOSIT
                                                        (COST OF $2,373,538,904)                               2,373,538,904
EXTENDIBLE COMMERCIAL NOTES - 6.0%

               CAPITAL ONE MULTI-ASSET TRUST

                                                      4.390% 03/13/06(a)(b)                     100,000,000       99,134,194

         CITIBANK CREDIT CARD ISSUANCE TRUST

                                                      4.300% 01/19/06(a)(b)                     150,000,000      149,677,500

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
EXTENDIBLE COMMERCIAL NOTES - (CONTINUED)

                  GEORGETOWN FUNDING CO. LLC

                                                      4.260% 01/17/06(a)(b)                      75,000,000       74,858,000
                                                      4.360% 01/24/06(a)(b)                     129,829,000      129,467,354

                          HSBC FINANCE CORP.

                                                      4.380% 02/10/06(a)(b)                     125,000,000      124,391,667
                                                      4.410% 03/09/06(a)(b)                      50,000,000       49,589,625
                                                      4.410% 03/13/06(a)(b)                      50,000,000       49,565,125

                                  MITTEN RFC

                                                      4.230% 01/09/06(a)(b)                     200,000,000      199,812,000

                MONUMENT GARDENS FUNDING LLC

                                                      4.270% 01/03/06(a)(b)                     145,070,000      145,035,586


                                                        TOTAL EXTENDIBLE COMMERCIAL NOTES
                                                        (COST OF $1,021,531,051)                               1,021,531,051
ASSET-BACKED SECURITIES - 3.6%

                   DAVIS SQUARE FUNDING LTD.

                                                  LOC: AIG SunAmerica Institutional Fund II
                                                      4.440% 10/16/38(d)(e)                      42,500,000       42,500,000

                   GRANITE MASTER ISSUER PLC

                                                  LOC: Northern Rock PLC
                                                      4.330% 09/20/54(d)                        250,000,000      250,000,000

                         MOUND FINANCING PLC

                                                      4.299% 11/08/06(d)(e)                      70,000,000       70,000,000

                       PARAGON MORTGAGES PLC

                                                  LOC: Paragon
                                                      4.369% 06/15/41(d)(e)                     150,000,000      150,000,000

             RESIDENTIAL MORTGAGE SECURITIES

                                                  LOC: Barclays Bank PLC
                                                      4.372% 05/13/27(d)(e)                       7,168,579        7,168,580

                    SATURN VENTURES II, INC.

                                                      4.391% 05/08/06(a)(d)                      42,456,000       42,456,000

                        WINSTON FUNDING LTD.

                                                  LOC: Goldman Sachs Group, Inc.
                                                      4.431% 04/23/09(d)(e)                      50,000,000       50,000,000

                                                        TOTAL ASSET-BACKED SECURITIES
                                                        (COST OF $612,124,580)                                   612,124,580
MUNICIPAL BONDS - 2.2%

CALIFORNIA - 0.1%

       CA SAN JOSE FINANCING AUTHORITY LEASE
                                     REVENUE
                                                  Series 2000 C,
                                                    Insured: MBIA,
                                                      SPA: Morgan Guaranty Trust

                                                      4.400% 12/01/24(d)                          5,200,000        5,200,000

        CA STATEWIDE COMMUNITIES DEVELOPMENT
                                   AUTHORITY
                                                  Vineyard Creek LP,
                                                    Series 2003,
                                                      LOC: Federal Home Loan Bank

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

                                                      4.420% 12/01/36(d)                          3,700,000        3,700,000

                                                                                                 CALIFORNIA
                                                                                                      TOTAL        8,900,000

COLORADO - 0.1%

              CO HEALTH FACILITIES AUTHORITY

                                                  Crossroads at Delta Alf,
                                                    Series 2004,
                                                      LOC: US Bank N.A.

                                                      4.430% 11/01/28(d)                          2,705,000        2,705,000

              CO HOUSING & FINANCE AUTHORITY

                                                  Class 2004 B2,
                                                    SPA: Dexia Credit Local

                                                      4.450% 11/01/34(d)                          9,360,000        9,360,000

                                                                                             COLORADO TOTAL       12,065,000

CONNECTICUT - 0.1%

                CT HOUSING FINANCE AUTHORITY

                                                  Series 2001 A-4,
                                                    Insured: AMBAC,
                                                      LOC: FHLB

                                                      4.380% 05/15/32(d)                         14,000,000       14,000,000

                                                                                          CONNECTICUT TOTAL       14,000,000

KENTUCKY - 0.1%

                            KY HARDIN COUNTY

                                                  St. James Group, Inc.,
                                                    Series 2004,
                                                      LOC: Republic Bank & Trust,
                                                        LOC: Federal Home Loan Bank

                                                      4.400% 03/01/27(d)                         11,240,000       11,240,000

                                                                                             KENTUCKY TOTAL       11,240,000

MAINE - 0.5%

                                 ME PORTLAND

                                                  Series 2001,
                                                    LOC: Landesbank Hessen

                                                      4.380% 06/01/26(d)                         93,000,000       93,000,000

                                                                                                MAINE TOTAL       93,000,000

MARYLAND - 0.4%

                                MD BALTIMORE

                                                  Series 2002,
                                                    Insured: FGIC,
                                                      SPA: Dexia Credit Local

                                                      4.440% 07/01/32(d)                         50,000,000       50,000,000

              MD HEALTH & HIGHER EDUCATIONAL
                        FACILITIES AUTHORITY

                                                  Adventist Healthcare,
                                                    Series 2004 B,
                                                      LOC: LaSalle Bank N.A.

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MARYLAND - (CONTINUED)

                                                      4.400% 01/01/35(d)                         17,585,000       17,585,000

                                                                                             MARYLAND TOTAL       67,585,000

MASSACHUSETTS - 0.1%

                   MA HOUSING FINANCE AGENCY
                                                  Series 2004 A,
                                                    Insured: FSA,
                                                      SBPA: Dexia Credit Local

                                                      4.450% 01/01/44(d)                          8,608,000        8,608,000

                                                                                        MASSACHUSETTS TOTAL        8,608,000

MINNESOTA - 0.1%

         MN ST. PAUL HOUSING & REDEVELOPMENT
                                   AUTHORITY
                                                  Series 2004,
                                                    LOC: US Bank N.A.

                                                      4.430% 01/01/24(d)                         21,830,000       21,830,000

                                                                                            MINNESOTA TOTAL       21,830,000

NEW HAMPSHIRE - 0.1%

               NH BUSINESS FINANCE AUTHORITY
                                                  Series 2002 A,
                                                    SPA: Bank of New York,

                                                      4.380% 11/01/20(d)                          7,100,000        7,100,000
                                                  Series 2002 B,
                                                    SPA: Bank of New York

                                                      4.380% 11/01/20(d)                         10,000,000       10,000,000

            NH HEALTH & EDUCATION FACILITIES
                                   AUTHORITY
                                                  Series 2004,
                                                    LOC: Citizens Bank of New Hampshire,
                                                      LOC: Citizens Bank of Massachusetts

                                                      4.430% 12/01/08(d)                            765,000          765,000

                                                                                        NEW HAMPSHIRE TOTAL       17,865,000

NEW YORK - 0.4%

                            NY NEW YORK CITY
                                                  Series 2001 A-9,
                                                    Insured: FGIC

                                                      4.380% 11/01/23(d)                         65,100,000       65,100,000

                                                                                                   NEW YORK
                                                                                                      TOTAL       65,100,000

OHIO - 0.1%

        OH AIR QUALITY DEVELOPMENT AUTHORITY
                                                  Series 2004 B,
                                                    LOC: ABN AMRO Bank N.V.

                                                      4.450% 06/01/24(d)                         13,000,000       13,000,000

                                                                                                 OHIO TOTAL       13,000,000

TEXAS - 0.1%

                                    TX STATE
                                                  Series 1994 A-2,
                                                    SPA: DEPFA Bank PLC

                                                      4.400% 12/01/33(d)                            100,000          100,000
                                                  Series 2003,
                                                    LOC: DEPFA Bank PLC,
                                                      SPA: State Street Bank & Trust Co.

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS - (CONTINUED)

                                                      4.450% 12/01/23(d)                          9,495,000        9,495,000
                                                  Series 2005,
                                                    LOC: DEPFA Bank PLC,
                                                      SPA: Dexia Credit Local

                                                      4.400% 12/01/26(d)                         20,520,000       20,520,000

                                                                                                      TEXAS
                                                                                                      TOTAL       30,115,000

WASHINGTON - 0.0%

               WA HOUSING FINANCE COMMISSION
                                                  Vintage at Mt. Vernon,
                                                    Series 2003 B,
                                                      Insured: FNMA,
                                                        LOC: US Bank N.A.

                                                      4.440% 01/15/37(d)                          2,500,000        2,500,000
                                                  Virginia Mason Research Center,
                                                    Series 1997 B,
                                                      LOC: US Bank N.A.

                                                      4.430% 01/01/15(d)                          1,925,000        1,925,000

                                                                                           WASHINGTON TOTAL        4,425,000

WISCONSIN - 0.0%

           WI HOUSING & ECONOMIC DEVELOPMENT
                                   AUTHORITY
                                                  Home Ownership Revenue,
                                                    Series 2004,
                                                      LOC: Westdeutsche Landesbank,
                                                        SPA: Dexia Credit Local

                                                      4.400% 09/01/35(d)                          5,000,000        5,000,000

                                                                                            WISCONSIN TOTAL        5,000,000


                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $372,733,000)                                   372,733,000
TIME DEPOSIT - 1.1%

                                      CALYON

                                                      4.220% 01/03/06(d)                        200,000,000      200,000,000


                                                        TOTAL TIME DEPOSIT
                                                        (COST OF $200,000,000)                                   200,000,000
FUNDING AGREEMENTS - 0.3%

      GENERAL ELECTRIC CAPITAL ASSURANCE CO.

                                                      4.557% 06/08/06(b)                         50,000,000       50,000,000


                                                        TOTAL FUNDING AGREEMENTS
                                                        (COST OF $50,000,000)                                     50,000,000
REPURCHASE AGREEMENTS - 6.3%

                                                        Repurchase agreement with
                                                           Countrywide Securities Corp.,
                                                           dated 12/30/05, due on
                                                           01/03/06, at 4.290%
                                                           collateralized by FNMA Bonds
                                                           with maturities to 01/01/36,
                                                           market value $510,000,000
                                                           (repurchase proceeds
                                                           $500,238,333)                        500,000,000      500,000,000

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves



                                                        Repurchase agreement with Goldman
                                                           Sach & Co., dated 12/30/05, due
                                                           on 01/03/06, at 4.250%
                                                           collateralized by FNMA and FHLB
                                                           Bonds with maturities to
                                                           12/15/10 market value
                                                           $149,492,240 (repurchase
                                                           proceeds $146,630,209)               146,561,000      146,561,000

                                                        Repurchase agreement with Goldman
                                                           Sach & Co., dated 12/30/05, due
                                                           on 01/03/06, at 4.340%
                                                           collateralized by FNMA Bond and
                                                           commercial papers with
                                                           maturities to 12/01/35 market
                                                           value $445,884,840 (repurchase
                                                           proceeds $437,352,800)               437,142,000      437,142,000

                                                        TOTAL REPURCHASE AGREEMENTS
                                                        (COST OF $1,083,703,000)                               1,083,703,000

                                                        TOTAL INVESTMENTS - 99.9%
                                                        (COST OF $17,075,163,902)(G)                          17,075,163,902

                                                        OTHER ASSETS & LIABILITIES, NET - 0.1%                    13,709,568

                                                        NET ASSETS - 100.0%                                   17,088,873,470

NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At December 31, 2005, these securities, which did not include any illiquid securities except the following, amounted to $6,518,078,667, which represents 38.1% of net assets.



                                                                                                ACQUISITION   ACQUISITION
                                                            SECURITY                               DATE           COST
                                                            --------------------------------------------------------------
                                                            Goldman Sachs Group, Inc.
                                                              4.422% 09/13/17                     03/07/05     140,000,000
                                                              4.430% 04/21/06                     07/19/05      70,000,000
                                                            Saturn Ventures II, Inc.
                                                              4.391% 05/08/06                     11/07/05      42,456,000
                                                                                                              ------------
                                                                                                              $252,456,000
                                                                                                              ============


(b)   The rate shown represents the annualized yield at the date of purchase.

(c)   Zero coupon bond.

(d) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Money Market Reserves

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which did not include any illiquid securities except the following, amounted to $3,990,490,253, which represents 23.4% of net assets.



                                                                                            ACQUISITION   ACQUISITION
                                                        SECURITY                               DATE           COST
                                                        --------------------------------------------------------------
                                                        Racers
                                                          4.390% 08/21/06                     08/29/05      40,000,000
                                                        Davis Square Funding Ltd.
                                                          4.440% 10/16/38                     10/15/03      42,500,000
                                                        Winston Funding Ltd.
                                                          4.431% 04/23/09                     05/27/03      50,000,000
                                                                                                          ------------
                                                                                                          $132,500,000
                                                                                                          ============


(f)   Illiquid security.

(g)   Cost for federal income tax purposes is $17,075,163,902.



                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FHLB          Federal Home Loan Bank
                                                        FNMA          Federal National Mortgage Association
                                                        FSA           Financial Security Assurance, Inc.
                                                        LOC           Letter of Credit
                                                        MBIA          MBIA Insurance Corp.
                                                        SBPA          Stand-by Bond Purchase Agreement
                                                        SPA           Stand-by Purchase Agreement


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Government Reserves



                                                                                                PAR ($)           VALUE ($)*
GOVERNMENT AGENCIES & OBLIGATIONS - 35.8%

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 35.8%

              FEDERAL FARM CREDIT BANK
                                        4.161% 06/01/07(a)                                     100,000,000       99,985,850
                                        4.161% 11/01/07(a)                                      10,000,000        9,996,426
                                        4.171% 10/01/07(a)                                      50,000,000       49,997,861
                                        4.210% 11/09/07(a)                                     100,000,000       99,979,904
                                        4.221% 12/01/06(a)                                      25,000,000       25,006,205
                                        4.236% 01/03/07(a)                                      25,000,000       25,005,643
                                        4.250% 03/21/07(a)                                     125,000,000      124,984,753
                                        4.250% 06/27/07                                         30,000,000       29,995,543
                                        4.250% 10/03/07(a)                                      82,000,000       81,999,978
                                        4.250% 10/26/07(a)                                     100,000,000      100,000,000
                                        4.255% 03/20/07(a)                                      10,000,000       10,000,587
                                        4.259% 10/31/07(a)                                     150,000,000      149,972,548
                                        4.260% 08/09/06(a)                                      20,000,000       19,996,411
                                        4.260% 02/26/07(a)                                      50,000,000       49,994,249
                                        4.260% 08/02/07(a)                                      50,000,000       49,991,898
                                        4.260% 08/23/07(a)                                     150,000,000      149,964,281
                                        4.260% 08/24/07(a)                                      50,000,000       49,987,671
                                        4.265% 08/22/07(a)                                      42,425,000       42,423,530
                                        4.280% 01/25/07(a)                                      25,000,000       24,996,057
                                        4.319% 06/28/06(a)                                      50,000,000       49,997,436

                FEDERAL HOME LOAN BANK
                                        2.000% 02/13/06                                         70,000,000       69,803,597
                                        2.000% 06/16/06                                         10,000,000        9,902,554
                                        2.050% 02/10/06                                          7,800,000        7,790,577
                                        2.375% 02/15/06                                          5,000,000        4,988,335
                                        2.500% 03/13/06                                         49,900,000       49,716,425
                                        2.500% 03/30/06                                         23,000,000       22,925,920
                                        2.500% 04/11/06                                         80,000,000       79,756,513
                                        2.875% 05/23/06                                          3,350,000        3,336,009
                                        3.000% 10/20/06                                          2,000,000        1,974,609
                                        3.500% 06/06/06                                          7,000,000        6,985,854
                                        3.625% 05/11/06                                         18,600,000       18,598,543
                                        3.750% 01/16/07                                         40,000,000       39,575,062
                                        3.875% 12/20/06                                        122,000,000      121,047,600
                                        3.914% 04/04/07(a)                                     290,000,000      289,865,390
                                        4.000% 08/11/06                                         36,000,000       36,000,000
                                        4.150% 04/28/06                                         42,175,000       42,173,755
                                        4.184% 06/02/06(a)                                     100,000,000       99,972,945


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Government Reserves



                                                                                                PAR ($)           VALUE ($)
GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (CONTINUED)

                                        4.195% 05/10/06(a)                                      80,000,000       79,984,454
                                        4.249% 07/02/07(a)                                     425,000,000      424,811,945
                                        4.300% 05/22/06                                          8,170,000        8,168,131
                                        4.360% 06/12/06(a)                                      77,000,000       76,993,013
                                        4.360% 06/13/06(a)                                     148,000,000      147,947,559
                                        4.360% 12/13/06(a)                                      27,000,000       26,991,607
                                        4.371% 12/22/06(a)                                      10,000,000        9,994,782
                                        4.401% 12/29/06(a)                                     400,000,000      399,800,347
                                        4.404% 03/28/06(a)                                     100,000,000       99,987,090
                                        5.125% 03/06/06                                         15,120,000       15,156,584

                            SALLIE MAE
                                        5.250% 03/15/06                                         11,800,000       11,830,709
                                                              U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL    3,450,356,740

                                        TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                        (COST OF $3,450,356,740)                                              3,450,356,740

SHORT-TERM OBLIGATIONS - 64.1%

U.S. GOVERNMENT

OBLIGATIONS - 64.1%

      GOVERNMENT & AGENCY DISCOUNT NOTES - 64.1%

                FEDERAL HOME LOAN BANK
                                        (b) 01/04/06                                            50,000,000       49,983,542
                                        (b) 02/03/06                                           134,733,000      134,280,230
                                        3.400% 01/03/06(c)                                   1,362,407,000    1,362,149,656
                                        4.100% 01/25/06(c)                                     947,952,000      945,360,931
                                        4.150% 01/27/06(c)                                     160,000,000      159,520,444
                                        4.160% 01/13/06(c)                                     200,000,000      199,722,667
                                        4.160% 01/18/06(c)                                     803,147,000      801,569,262
                                        4.165% 01/18/06(c)                                     400,000,000      399,213,278
                                        4.175% 01/13/06(c)                                     388,095,000      387,554,901
                                        4.185% 01/13/06(c)                                     700,000,000      699,023,500
                                        4.240% 02/15/06(c)                                     126,031,000      125,363,036
                                        4.240% 02/17/06(c)                                     120,000,000      119,334,950
                                        4.240% 02/22/06(c)                                     500,000,000      496,937,778
                                        4.245% 02/17/06(c)                                     236,850,000      235,537,358


________________________________________________________________________________
December 31, 2005 (Unaudited)                       Columbia Government Reserves



                                                                                                PAR ($)           VALUE ($)
SHORT-TERM OBLIGATIONS - (CONTINUED)

U.S. GOVERNMENT

OBLIGATIONS - (CONTINUED)

      GOVERNMENT & AGENCY DISCOUNT NOTES - (CONTINUED)

                                        4.280% 03/08/06(c)                                      73,443,000       72,866,717
                                                                  Government & Agency Discount Notes Total    6,188,418,250
                                                                         U.S. GOVERNMENT OBLIGATIONS TOTAL    6,188,418,250

                                        TOTAL SHORT-TERM OBLIGATIONS
                                        (COST OF $6,188,418,250)                                              6,188,418,250


                                        TOTAL INVESTMENTS - 99.9%
                                        (COST OF $9,638,774,990)(D)                                           9,638,774,990

                                        OTHER ASSETS & LIABILITIES, NET - 0.1%                                    5,044,707


                                        NET ASSETS - 100.0%                                                   9,643,819,697


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(b)   Zero coupon bond.

(c)   The rate shown represents the annualized yield at the date of purchase.

(d)   Cost for federal income tax purposes is $9,638,774,990.

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)            Mortgage - and Asset - Backed Portfolio



                                                                                                PAR ($)           VALUE ($)*
MORTGAGE-BACKED SECURITIES - 94.8%

      FEDERAL HOME LOAN MORTGAGE CORP.

                                            5.500% 10/01/20                                      4,875,040        4,904,612
                                            5.500% 11/01/20                                      2,873,105        2,890,533
                                            6.500% 11/01/32                                         46,166           47,395
                                        TBA:
                                            5.000% 12/01/21(a)                                  12,200,000       12,074,194
                                            5.500% 12/01/36(a)                                   5,500,000        5,448,438
                                            6.000% 12/01/36(a)                                   8,000,000        8,067,504

 FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                            5.000% 09/01/35                                     20,748,395       20,104,330
                                            6.500% 05/01/32                                         92,702           95,272
                                            6.500% 07/01/32                                         16,569           17,032
                                            6.500% 10/01/32                                         22,158           22,773
                                            6.500% 01/01/33                                         73,760           75,806
                                            6.500% 05/01/33                                         48,822           50,185
                                            6.500% 07/01/34                                      4,174,075        4,282,232
                                            6.500% 03/01/35                                      3,548,473        3,640,420
                                            7.000% 02/01/32                                         75,514           78,954
                                            7.000% 06/01/32                                          2,861            2,985
                                        TBA:
                                            5.000% 12/01/21(a)                                   3,000,000        2,967,186
                                            5.500% 12/01/36(a)                                  15,844,000       15,685,560

          GOVERNMENT NATIONAL MORTGAGE
                           ASSOCIATION

                                            7.000% 03/15/31                                          8,968            9,416

                                                TOTAL MORTGAGE-BACKED SECURITIES
                                                (COST OF $80,837,643)                                            80,464,827

ASSET-BACKED SECURITIES - 18.7%

       AAMES MORTGAGE INVESTMENT TRUST

                                            4.720% 01/25/35(b)                                     419,436          419,487

                AMERICREDIT AUTOMOBILE
                      RECEIVABLES TRUST
                                            2.750% 10/09/07                                        303,247          302,592

                   ARIZONA EDUCATIONAL
                  LOAN MARKETING CORP.
                                            4.510% 12/01/13(b)                                     766,667          766,667

             BEAR STEARNS ASSET BACKED
                        SECURITY, INC.
                                            4.730% 03/25/35(b)                                     498,880          499,010

        CHASE CREDIT CARD MASTER TRUST
                                            4.480% 02/15/11(b)                                     475,000          476,206

 COUNTRYWIDE ASSET-BACKED CERTIFICATES
                                            4.470% 08/25/35(b)                                     541,185          541,142
                                            4.480% 07/25/35(b)                                     593,578          593,637
                                            4.540% 08/25/35(b)(c)                                  642,587          642,716


________________________________________________________________________________
December 31, 2005 (Unaudited)            Mortgage - and Asset - Backed Portfolio



                                                                                                PAR ($)           VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

            HOME EQUITY MORTGAGE TRUST
                                            4.580% 06/25/35(b)                                     724,285          724,387

             KEYCORP SUDENT LOAN TRUST
                                            4.510% 07/25/29(b)                                   1,175,066        1,182,737

   MASTR ASSET BACKED SECURITIES TRUST
                                            4.530% 11/25/35(b)                                   1,580,382        1,580,793

            MORGAN STANLEY ABS CAPITAL
                                            4.460% 02/25/35(b)                                     380,777          380,803
                                            4.560% 05/25/34(b)                                     266,690          266,706

             NOVASTAR HOME EQUITY LOAN
                                            4.510% 01/25/36(b)                                   1,089,212        1,089,419

            ONYX ACCEPTANCE AUTO TRUST
                                            2.400% 12/15/07                                        234,009          233,508
                                            3.380% 01/15/08                                        767,480          765,423

    RENNAISANCE HOME EQUITY LOAN TRUST
                                            4.510% 05/25/35(b)                                     531,954          531,954

                SLM STUDENT LOAN TRUST
                                            4.210% 01/25/13(b)                                     869,774          868,957
                                            4.230% 10/25/12(b)                                     208,041          208,041
                                            4.230% 04/25/14(b)                                     931,039          931,471
                                            4.240% 01/25/13(b)                                     226,036          226,461
                                            4.310% 04/25/17(b)                                     928,515          929,833
                                            4.360% 01/25/12(b)                                     891,096          893,105

STRUCTURED ASSET INVESTMENT LOAN TRUST
                                            4.500% 03/25/35(b)                                     428,381          428,402

                 TERWIN MORTGAGE TRUST
                                            4.830% 07/25/34(b)                                     325,221          328,518


                                                TOTAL ASSET-BACKED SECURITIES
                                                (COST OF $15,814,667)                                            15,811,975

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%

AGENCY - 0.7%

 FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                                6.000% 04/25/17                                    291,000          301,297
                                                5.500% 08/25/17                                    304,089          306,859
                                                                                              AGENCY TOTAL          608,156

NON - AGENCY - 6.6%

              BEAR STEARNS ALT-A TRUST
                                                4.660% 01/25/35(b)                                 698,572          699,298

                       IMPAC CMB TRUST
                                                4.640% 04/25/35(b)                                 772,277          773,142
                                                4.870% 10/25/34(b)                               1,113,487        1,115,035


________________________________________________________________________________
December 31, 2005 (Unaudited)            Mortgage - and Asset - Backed Portfolio



                                                                                                PAR ($)           VALUE ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

NON - AGENCY - (CONTINUED)

                                            4.880% 04/25/35(b)                                   1,507,456        1,507,365

                          SACO I, INC.

                                            4.580% 04/25/35(b)                                   1,484,452        1,483,815
                                                                                        NON - AGENCY TOTAL        5,578,655


                                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                (COST OF $6,208,322)                                              6,186,811

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%

      BEAR STEARNS COMMERCIAL MORTGAGE
                            SECURITIES
                                            5.450% 12/11/40                                      1,060,000        1,082,398

                                                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                                                (COST OF $1,065,770)                                              1,082,398

GOVERNMENT AGENCIES & OBLIGATIONS - 0.1%

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 0.1%

                FEDERAL HOME LOAN BANK

                                            3.000% 05/15/06                                        100,000           99,416

                                                              U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL           99,416

                                                TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                                (COST OF $99,488)                                                    99,416

SHORT-TERM OBLIGATIONS - 29.5%

U.S. GOVERNMENT OBLIGATIONS - 10.6%

      GOVERNMENT & AGENCY DISCOUNT NOTES - 10.6%

                FEDERAL HOME LOAN BANK

                                            (d) 01/13/06                                         9,000,000        8,988,150
                                                                  Government & Agency Discount Notes Total        8,988,150

REPURCHASE AGREEMENTS - 18.9%

                                            Repurchase agreement with State
                                               Street Bank & Trust Co., dated
                                               12/30/05, due 01/03/06 at
                                               4.080%, collateralized by a
                                               Government Agency Obligation
                                               maturing 05/15/07, market value
                                               of $16,371,950 (repurchase
                                               proceeds $16,057,276)                            16,050,000       16,050,000

                                                TOTAL SHORT-TERM OBLIGATIONS
                                                (COST OF $25,038,150)                                            25,038,150


                                                TOTAL INVESTMENTS - 151.7%
                                                (COST OF $129,064,040)(E)(F)                                    128,683,577

                                                OTHER ASSETS & LIABILITIES, NET - (51.7)%                       (43,831,631)

                                                NET ASSETS - 100.0%                                              84,851,946


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a)   Security purchased on a delayed delivery basis.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of this security represents 0.8% of net assets.

(d)   Zero coupon bond.

(e)   Cost for federal income tax purposes is $129,064,040.

(f) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       UNREALIZED        UNREALIZED       NET UNREALIZED
      APPRECIATION      DEPRECIATION       DEPRECIATION
      ------------      ------------      --------------
        $260,739          ($641202)          ($380,463)

ACRONYM       NAME
-------       ----
TBA           To Be Announced

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)               Columbia Marsico Mid Cap Growth Fund



                                                                                                  SHARES          VALUE ($)*
COMMON STOCKS - 92.8%

CONSUMER DISCRETIONARY - 29.4%

      HOTELS, RESTAURANTS & LEISURE - 19.3%
                                        Cheesecake Factory, Inc. (a)                               569,765       21,303,513
                                        Las Vegas Sands Corp. (a)                                  538,797       21,266,318
                                        MGM Mirage (a)                                             350,168       12,840,660
                                        Shangri-La Asia Ltd.                                     3,594,000        6,002,631
                                        Station Casinos, Inc.                                      403,897       27,384,217
                                        Wynn Resorts Ltd. (a)                                      278,561       15,279,071
                                                                       Hotels, Restaurants & Leisure Total      104,076,410

         HOUSEHOLD DURABLES - 2.9%
                                        Toll Brothers, Inc. (a)                                    462,060       16,005,758
                                                                                  Household Durables Total       16,005,758

         MEDIA - 2.5%
                                        Getty Images, Inc. (a)                                     150,246       13,412,461
                                                                                               Media Total       13,412,461

         MULTILINE RETAIL - 2.8%
                                        Nordstrom, Inc.                                            401,522       15,016,923
                                                                                    Multiline Retail Total       15,016,923

      TEXTILES, APPAREL & LUXURY GOODS - 1.9%
                                        Coach, Inc. (a)                                            316,415       10,549,276
                                                                    Textiles, Apparel & Luxury Goods Total       10,549,276
                                                                              CONSUMER DISCRETIONARY TOTAL      159,060,828

CONSUMER STAPLES - 3.0%

      FOOD PRODUCTS - 3.0%
                                        Dean Foods Co. (a)                                         431,173       16,237,975
                                                                                       Food Products Total       16,237,975
                                                                                    CONSUMER STAPLES TOTAL       16,237,975

FINANCIALS - 22.1%

      CAPITAL MARKETS - 7.4%
                                        Crystal River Capital (b)(c)                               300,129        7,503,225
                                        Investors Financial Services Corp.                         426,715       15,715,913
                                        Jefferies Group, Inc.                                      370,825       16,679,709
                                                                                     Capital Markets Total       39,898,847

      COMMERCIAL BANKS - 4.1%
                                        ICICI Bank Ltd., ADR                                       234,722        6,759,994
                                        UCBH Holdings, Inc.                                        850,425       15,205,599
                                                                                    Commercial Banks Total       21,965,593

      DIVERSIFIED FINANCIAL SERVICES - 3.5%
                                        Chicago Mercantile Exchange                                 52,057       19,130,427
                                                                      Diversified Financial Services Total       19,130,427


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia Marsico Mid Cap Growth Fund



                                                                                                  SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      REAL ESTATE - 7.1%
                                        Government Properties Trust, Inc., REIT                    550,867        5,139,589
                                        KKR Financial Corp., REIT                                  587,026       14,082,754
                                        Redwood Trust, Inc., REIT                                   60,072        2,478,570
                                        St. Joe Co.                                                247,667       16,648,176
                                                                                         Real Estate Total       38,349,089
                                                                                          FINANCIALS TOTAL      119,343,956

HEALTH CARE - 15.5%

      BIOTECHNOLOGY - 8.7%
                                        Amylin Pharmaceuticals, Inc. (a)                           782,248       31,227,340
                                        Genzyme Corp. (a)                                          224,907       15,918,918
                                                                                       Biotechnology Total       47,146,258

      HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
                                        Kyphon, Inc. (a)                                           131,234        5,358,284
                                                                    Health Care Equipment & Supplies Total        5,358,284

      HEALTH CARE PROVIDERS & SERVICES - 5.8%
                                        Humana, Inc. (a)                                           282,851       15,367,295
                                        UnitedHealth Group, Inc.                                   255,229       15,859,948
                                                                    Health Care Providers & Services Total       31,227,243
                                                                                         HEALTH CARE TOTAL       83,731,785

INDUSTRIALS - 11.6%

      AEROSPACE & DEFENSE - 5.6%
                                        Alliant Techsystems, Inc. (a)                               66,819        5,089,603
                                        Hexcel Corp. (a)                                           298,904        5,395,217
                                        Precision Castparts Corp.                                  382,625       19,823,802
                                                                                 Aerospace & Defense Total       30,308,622

      AIR FREIGHT & LOGISTICS - 2.4%
                                        Expeditors International of Washington, Inc.               194,704       13,144,467
                                                                             Air Freight & Logistics Total       13,144,467

      MACHINERY - 2.5%
                                        Cummins, Inc.                                              148,205       13,298,435
                                                                                           Machinery Total       13,298,435


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia Marsico Mid Cap Growth Fund



                                                                                                 SHARES           VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      ROAD & RAIL - 1.1%
                                        Genesee & Wyoming, Inc., Class A (a)                       149,346        5,607,942
                                                                                         Road & Rail Total        5,607,942
                                                                                         INDUSTRIALS TOTAL       62,359,466

INFORMATION TECHNOLOGY - 9.9%

      COMMUNICATIONS EQUIPMENT - 4.2%
                                        Juniper Networks, Inc. (a)                                 303,327        6,764,192
                                        QUALCOMM, Inc.                                             310,346       13,369,706
                                        Sycamore Networks, Inc. (a)                                564,439        2,438,376
                                                                            Communications Equipment Total       22,572,274

      INTERNET SOFTWARE & SERVICES - 2.7%
                                        Google, Inc., Class A (a)                                   35,698       14,809,672
                                                                        Internet Software & Services Total       14,809,672

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
                                        Broadcom Corp., Class A (a)                                344,577       16,246,806
                                                            Semiconductors & Semiconductor Equipment Total       16,246,806
                                                                              INFORMATION TECHNOLOGY TOTAL       53,628,752

TELECOMMUNICATION SERVICES - 1.3%

      DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
                                        Level 3 Communications, Inc. (a)                           863,372        2,477,878
                                                              Diversified Telecommunication Services Total        2,477,878

      WIRELESS TELECOMMUNICATION SERVICES - 0.8%
                                        Leap Wireless International, Inc. (a)                      115,512        4,375,594
                                                                 Wireless Telecommunication Services Total        4,375,594
                                                                          TELECOMMUNICATION SERVICES TOTAL        6,853,472

                                        TOTAL COMMON STOCKS
                                        (COST OF $440,387,883)                                                  501,216,234

      INVESTMENT COMPANY - 4.5%

                                        SSgA Prime Money Market Fund                            24,362,361       24,362,361

                                        TOTAL INVESTMENT COMPANY
                                        (COST OF $24,362,361)                                                    24,362,361

CONVERTIBLE PREFERRED STOCK - 1.4%

FINANCIALS - 1.4%

      DIVERSIFIED FINANCIAL SERVICES - 1.4%
                                        Merrill Lynch & Co., Inc., 6.750%                          199,144        7,756,858
                                                                      Diversified Financial Services Total        7,756,858
                                                                                          FINANCIALS TOTAL        7,756,858

                                        TOTAL CONVERTIBLE PREFERRED STOCK
                                        (COST OF $6,780,853)                                                      7,756,858


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia Marsico Mid Cap Growth Fund



                                                                                                                  VALUE ($)
                                        TOTAL INVESTMENTS - 98.7%
                                        (COST OF $471,531,097)(D)(E)                                            533,335,453

                                        OTHER ASSETS & LIABILITIES, NET - 1.3%                                    6,903,272

                                        NET ASSETS - 100.0%                                                     540,238,725


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Investments in other investment companies are valued at net asset value.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a)   Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of this security, which is not illiquid, represents 1.4% of net assets.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)   Cost for federal income tax purposes is $471,531,097.

(e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

       Unrealized       Unrealized      Net Unrealized
      Appreciation     Depreciation      Appreciation
      ------------     ------------      ------------
       $73,326,602     $(11,522,246)      $61,804,356

ACRONYM       NAME
-------       ----
ADR           American Depositary Receipt
REIT          Real Estate Investment Trust

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)*
MUNICIPAL BONDS - 98.7%
EDUCATION - 6.1%

         EDUCATION - 6.1%

     NC APPALACHIAN STATE UNIVERSITY REVENUE
                                                  Series 2005,
                                                    Insured: MBIA,

                                                      5.000% 07/15/21                             1,485,000        1,586,010
                                                  Series 1998,
                                                    Insured: MBIA,

                                                      5.000% 05/15/18                             1,000,000        1,051,100
                                                  Series 2003 A,
                                                    Insured: FGIC,

                                                      5.125% 05/01/18                             1,000,000        1,075,270
                                                  Utility Systems Project,
                                                    Series 1998,
                                                      Insured: MBIA,

                                                      5.000% 05/15/12                             1,000,000        1,078,480

        NC CAPITAL FACILITIES FINANCE AGENCY
              EDUCATIONAL FACILITIES REVENUE
                                                  Johnson & Wales University Project,
                                                    Series 2003 A,
                                                      Insured: XLCA,

                                                      5.250% 04/01/21                             1,000,000        1,068,220

                                  NC RALEIGH
                                                  North Carolina State University Revenue,
                                                    Series 2003 A,

                                                      5.000% 10/01/17                             1,000,000        1,074,310

             NC UNIVERSITY OF NORTH CAROLINA
                                                  Certificates of Participation,
                                                    Series 2004,
                                                      Insured: AMBAC,

                                                      5.000% 06/01/12                             1,705,000        1,834,307
                                                  Chapel Hill Hospital Revenue Refunding,
                                                    Series 1999,
                                                      Insured: AMBAC,

                                                      5.250% 02/15/12                             1,690,000        1,792,177

                                                                                            Education Total       10,559,874

                                                                                            EDUCATION TOTAL       10,559,874

HEALTH CARE - 14.3%

  HOSPITALS - 14.3%

    AZ UNIVERSITY MEDICAL CENTER CORPORATION
                  HOSPITAL REVENUE REFUNDING
                                                  Series 2004,

                                                      5.250% 07/01/13                             1,000,000        1,065,650

           NC CHARLOTTE-MECKLENBURG HOSPITAL
                           AUTHORITY REVENUE
                                                  Carolinas Healthcare Systems Project,
                                                    Series 1997 A:

                                                      5.000% 01/15/17                             2,000,000        2,065,400

                                                      5.125% 01/15/22                             3,000,000        3,100,950


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)

      NC MEDICAL CARE COMMISSION HEALTH CARE
                          FACILITIES REVENUE
                                                  Carolina Medicorp, Inc. Project,
                                                    Series 1996:

                                                      5.100% 05/01/07                             2,000,000        2,044,400

                                                      5.125% 05/01/08                             1,715,000        1,750,243
                                                  Gaston Memorial Hospital Project:
                                                    Series 1995,

                                                      5.400% 02/15/11                             2,750,000        2,810,720
                                                    Series 1995,
                                                      Insured: AMBAC,

                                                      5.250% 02/15/07                             1,130,000        1,152,397
                                                  Hospital Revenue,
                                                    Pitt County Memorial Hospital,
                                                      Series 1998 B,

                                                      5.000% 12/01/18                             1,000,000        1,043,200
                                                  Northeast Medical Center Project,
                                                    Series 2002 A,
                                                      Insured: AMBAC,

                                                      5.000% 11/01/10                             1,000,000        1,065,700
                                                  Novant Health Obligation Group,
                                                    Series 2003 A,

                                                      5.000% 11/01/17                             3,500,000        3,680,355
                                                  Novant Health, Inc. Project,
                                                    Series 1998 A,
                                                      Insured: MBIA,

                                                      5.000% 10/01/08                             2,605,000        2,720,480
                                                  Pitt County Memorial Hospital Project,
                                                    Series 1998 B,

                                                      4.750% 12/01/28                             1,000,000        1,005,190
                                                  Stanley Memorial Hospital Project,
                                                    Series 1996,
                                                      Insured: AMBAC,

                                                      5.250% 10/01/06                             1,000,000        1,014,630

                                                                                                      Total
                                                                                                  Hospitals       24,519,315

                                                                                          HEALTH CARE TOTAL       24,519,315

HOUSING - 4.2%


         SINGLE-FAMILY - 4.2%

           NC HOUSING FINANCE AGENCY REVENUE
                                                  Series 1994 Y,

                                                      6.300% 09/01/15                               310,000          313,159
                                                  Home Ownership Project:
                                                    Series 1998 A-2, AMT,

                                                      5.200% 01/01/20                             1,060,000        1,079,122
                                                    Series 1999 A-3, AMT,

                                                      5.150% 01/01/19                             1,250,000        1,276,612
                                                    Series 1999 A-6, AMT,

                                                      6.000% 01/01/16                               750,000          777,480
                                                    Series 2000 A-8, AMT:


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
HOUSING - (CONTINUED)


         SINGLE-FAMILY - (CONTINUED)

                                                      5.950% 07/01/10                               625,000          648,269

                                                      6.050% 07/01/12                               460,000          476,735
                                                  Series 1996 A-5, AMT,

                                                      5.550% 01/01/19                             2,585,000        2,663,119

                                                                                              Single-Family
                                                                                                      Total        7,234,496

                                                                                              HOUSING TOTAL        7,234,496

INDUSTRIALS - 1.4%

         MANUFACTURING - 0.6%

                           NC ROBESON COUNTY
                                                  Industrial Facilities, Pollution Control Revenue,
                                                    Refunding,
                                                      Campbell Soup Company Project,
                                                        Series 1991,

                                                      6.400% 12/01/06                             1,000,000        1,027,400

                                                                                        Manufacturing Total        1,027,400

         OTHER INDUSTRIAL DEVELOPMENT BONDS - 0.8%

                       NC MECKLENBERG COUNTY
                                                  Industrial Facilities & Pollution Control Financing Authority,
                                                    Flour Corporation Project,
                                                      Series 1993,

                                                      5.250% 12/01/09                             1,335,000        1,336,762

                                                                   Other Industrial Development Bonds Total        1,336,762

                                                                                          INDUSTRIALS TOTAL        2,364,162

OTHER - 26.5%

         REFUNDED / ESCROWED (A) - 26.5%

                         NC BRUNSWICK COUNTY
                                                  Certificates of Participation,
                                                    Series 2000,
                                                      Pre-refunded 06/01/10,
                                                        Insured: FSA,

                                                      5.500% 06/01/20                             1,000,000        1,092,360

                          NC CABARRUS COUNTY
                                                  GO,
                                                    Series 1997,
                                                      Pre-refunded 02/01/07,
                                                        Insured: MBIA,

                                                      5.300% 02/01/13                             1,500,000        1,561,965

                                NC CHARLOTTE
                                                  GO:
                                                    Series 2000,
                                                      Pre-refunded 06/01/10,

                                                      5.500% 06/01/12                             1,000,000        1,092,360
                                                    Water & Sewer:
                                                      Series 1996,
                                                        Escrowed to Maturity,

                                                      5.500% 05/01/06                             1,000,000        1,007,330


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
OTHER - (CONTINUED)

         REFUNDED / ESCROWED (A) - (CONTINUED)
                                                      Series 1998,
                                                        Pre-refunded 02/01/08,

                                                      4.750% 02/01/12                             1,855,000        1,946,989
                                                  Water & Sewer System Revenue,
                                                    Series 1999,
                                                      Pre-refunded 06/01/09,

                                                      5.375% 06/01/19                             2,545,000        2,733,432

      NC DURHAM WATER & SEWER UTILITY SYSTEM
                                     REVENUE
                                                  Series 2001,
                                                    Pre-refunded 06/01/11,

                                                      5.250% 06/01/16                             1,000,000        1,092,930

     NC EASTERN MUNICIPAL POWER AGENCY POWER
                              SYSTEM REVENUE
                                                  Series 1986 A,
                                                    Escrowed to Maturity,

                                                      5.000% 01/01/17                             2,165,000        2,345,041

                           NC IREDELL COUNTY
                                                  Public Facilities Corporate Installment Payment Revenue,
                                                    School Projects,
                                                      Series 2000,
                                                        Pre-refunded 06/01/10,

                                                      5.125% 06/01/18                             2,180,000        2,348,100

                           NC JOHNSON COUNTY
                                                  GO,
                                                    Series 2000,
                                                      Pre-refunded 03/01/10,
                                                        Insured: FGIC:

                                                      5.500% 03/01/12                             1,305,000        1,421,275

                                                      5.500% 03/01/15                             1,925,000        2,113,246

                                                      5.500% 03/01/16                             2,700,000        2,964,033

    NC MECKLENBURG COUNTY PUBLIC IMPROVEMENT
                                                  GO,
                                                    Series 2000 D,
                                                      Pre-refunded 01/01/10,

                                                      5.000% 04/01/11                             1,800,000        1,920,852

         NC MEDICAL CARE COMMISSION HOSPITAL
                                     REVENUE
                                                  Duke University Hospital Project,
                                                    Series 1996 C,
                                                      Pre-refunded 06/01/06,

                                                      5.250% 06/01/17                             2,000,000        2,016,160

         NC ORANGE COUNTY PUBLIC IMPROVEMENT
                                                  GO,
                                                    Series 2000,
                                                      Pre-refunded 04/01/10:

                                                      5.300% 04/01/17                             1,000,000        1,091,080

                                                      5.300% 04/01/18                             4,645,000        5,068,067

                                  NC RALEIGH
                                                  GO,
                                                    Series 1996,


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
OTHER - (CONTINUED)

         REFUNDED / ESCROWED (A) - (CONTINUED)
                                                      Pre-refunded 06/01/06,

                                                      5.300% 06/01/16                             1,910,000        1,963,919

                          NC RANDOLPH COUNTY
                                                  Certificates of Participation,
                                                    Series 2000,
                                                      Pre-refunded 06/01/09:
                                                        Insured: FSA,

                                                      5.200% 06/01/12                             1,000,000        1,068,430

                                                      5.300% 06/01/13                             1,000,000        1,071,640

                                                      5.500% 06/01/14                             2,115,000        2,280,076

                                                      5.500% 06/01/15                             1,000,000        1,078,050

                                                      5.750% 06/01/22                             1,350,000        1,466,181

             NC WAKE COUNTY HOSPITAL REVENUE
                                                  Series 1993,
                                                    Escrowed to Maturity,
                                                      Insured: MBIA,

                                                      5.125% 10/01/26                             3,065,000        3,323,594

                                    TN STATE
                                                  Series 1999 B,
                                                    Pre-refunded 05/01/09,
                                                      Insured: FSA,

                                                      5.250% 05/01/17                             1,325,000        1,403,904

                                                                                           Total Refunded /
                                                                                                   Escrowed       45,471,014

                                                                                                OTHER TOTAL       45,471,014

RESOURCE RECOVERY - 2.8%

         DISPOSAL - 2.8%

     NC HAYWOOD COUNTY INDUSTRIAL FACILITIES
     & POLLUTION CONTROL FINANCING AUTHORITY
                SOLID WASTE DISPOSAL REVENUE
                                                  Champion International Corporation Project:
                                                    Series 1993, AMT,

                                                      5.500% 10/01/18                               500,000          505,830
                                                    Series 1999, AMT,

                                                      6.400% 11/01/24                             4,000,000        4,217,440

                                                                                             Disposal Total        4,723,270

                                                                                          RESOURCE RECOVERY
                                                                                                      TOTAL        4,723,270

TAX - BACKED - 35.2%

         LOCAL APPROPRIATED - 12.3%

                          NC CABARRUS COUNTY
                                                  Certificates of Participation,
                                                    Installment Financing Contract, Series 2001,

                                                      5.500% 04/01/13                             2,000,000        2,183,700


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TAX - BACKED - (CONTINUED)

         LOCAL APPROPRIATED - (CONTINUED)

                           NC CATAWBA COUNTY
                                                  Certificates of Participation,
                                                    Public School & Community College Project,
                                                     Series 2004,
                                                     Insured: MBIA,

                                                      5.250% 06/01/14                             1,500,000        1,651,215

                              NC CHAPEL HILL
                                                  Certificates of Participation,
                                                    Chapel Hill Operations Center,
                                                      Series 2005,

                                                      5.250% 06/01/21                             1,360,000        1,466,801

                                  NC CONCORD
                                                  Certificates of Participation,
                                                    Series 2001,
                                                      Insured: MBIA,

                                                      5.000% 06/01/17                             1,490,000        1,577,761

                            NC GASTON COUNTY
                                                  Certificates of Participation,
                                                    Series 2005,
                                                      Insured: MBIA,

                                                      5.000% 12/01/15                             1,350,000        1,468,017

                               NC GREENVILLE
                                                  Certificates of Participation,
                                                    Public Facilities & Equipment Project,
                                                      Series 2004,
                                                        Insured: AMBAC,

                                                      5.250% 06/01/22                             2,180,000        2,350,476

         NC IREDELL COUNTY PUBLIC FACILITIES
       CORPORATE INSTALLMENT PAYMENT REVENUE
                                                  School Projects,
                                                    Series 2000,
                                                      Insured: AMBAC,

                                                      5.500% 06/01/09                             1,955,000        2,089,875

                              NC PITT COUNTY
                                                  Certificates of Participation,
                                                    School Facilities Project,
                                                      Series 2000 B,
                                                        Insured: FSA:

                                                      5.500% 04/01/25                             1,000,000        1,072,390

                                                      5.750% 04/01/16                             1,390,000        1,516,421

                          NC RANDOLPH COUNTY
                                                  Certificates of Participation:
                                                    Series 2003,
                                                      Insured: FSA,

                                                      5.000% 06/01/14                             2,395,000        2,593,713
                                                    Series 2004,
                                                      Insured: FSA:

                                                      5.000% 06/01/15                             2,000,000        2,171,160

                                                      5.000% 06/01/18                             1,000,000        1,076,720

                                                                                   Local Appropriated Total       21,218,249


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TAX - BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - 16.5%

                                NC CHARLOTTE
                                                  GO:
                                                    Series 2002 C:

                                                      5.000% 07/01/20                             1,570,000        1,663,729

                                                      5.000% 07/01/22                             1,265,000        1,338,294
                                                    Series 2003,

                                                      4.250% 07/01/11                             1,500,000        1,558,920

                            NC CRAVEN COUNTY
                                                  GO,
                                                    Insured: AMBAC,

                                                      5.000% 05/01/19                             1,000,000        1,068,330

                        NC CUMBERLAND COUNTY
                                                  Series 1998,
                                                    Insured: FGIC,

                                                      5.000% 03/01/17                             1,000,000        1,049,790

                           NC FORSYTH COUNTY
                                                  GO,
                                                    Series 2003 B,

                                                      4.750% 03/01/22                             1,945,000        2,017,840

                            NC GASTON COUNTY
                                                  GO,
                                                    Series 2002,
                                                      Insured: AMBAC,

                                                      5.250% 06/01/20                             1,500,000        1,615,305

            NC GREENSBORO PUBLIC IMPROVEMENT
                                                  GO,
                                                    Series 1998,

                                                      4.700% 04/01/10                             1,000,000        1,038,290

                 NC HIGH POINT WATER & SEWER
                                                  GO,
                                                    Series 2002,
                                                      Insured: MBIA,

                                                      4.500% 06/01/14                             1,275,000        1,340,025

                       NC MECKLENBURG COUNTY
                                                  GO:
                                                    Series 1993,

                                                      6.000% 04/01/11                             1,000,000        1,124,300
                                                    Series 2001 A:

                                                      5.000% 04/01/16                             1,170,000        1,252,590

                                                      5.000% 04/01/17                             2,000,000        2,140,320

                              NC NEW HANOVER
                                                  GO,
                                                    Series 2001:

                                                      4.600% 06/01/14                             1,750,000        1,846,670

                                                      5.000% 06/01/17                             2,000,000        2,142,020

         NC ORANGE COUNTY PUBLIC IMPROVEMENT
                                                  GO,
                                                    Series 2005 A,

                                                      5.000% 04/01/22                             2,000,000        2,132,560


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TAX - BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)

           NC WILMINGTON PUBLIC IMPROVEMENT
                                                  GO,
                                                    Series 1997 A,
                                                      Insured: FGIC:

                                                      5.000% 04/01/11                             1,000,000        1,039,840

                                                      5.000% 04/01/13                             1,000,000        1,039,840

                               NC WILMINGTON
                                                  Certificates of Participation:
                                                    Series 1999 A,
                                                      Insured: MBIA,

                                                      5.350% 06/01/24                             1,550,000        1,642,504
                                                    Series 2003 A,
                                                      Insured: AMBAC,

                                                      5.000% 06/01/14                             1,240,000        1,332,318

                                                                            Local General Obligations Total       28,383,485

         SPECIAL NON - PROPERTY
         TAX
         - 0.8%

        NC CHARLOTTE STORM WATER FEE REVENUE
                                                  Series 2002,

                                                      5.250% 06/01/15                             1,315,000        1,434,481

                                                                                 Special Non - Property Tax
                                                                                                      Total        1,434,481

         STATE APPROPRIATED - 1.2%

       NC INFRASTRUCTURE FINANCE CORPORATION
                      LEASE PURCHASE REVENUE
                                                  North Carolina Facilities Project,
                                                    Series 2004,

                                                      5.250% 11/01/15                             1,800,000        1,976,814

                                                                                   State Appropriated Total        1,976,814

         STATE GENERAL OBLIGATIONS - 4.4%

                                    NC STATE
                                                  GO,
                                                    Series 2001 A,

                                                      4.750% 03/01/14                             5,000,000        5,312,350

       PR PUBLIC BUILDINGS AUTHORITY REVENUE
                                                  Government Facilities,
                                                    Series 2002,

                                                      5.250% 07/01/23                             2,000,000        2,247,820

                                                                                  State General Obligations
                                                                                                      Total        7,560,170

                                                                                               TAX - BACKED
                                                                                                      TOTAL       60,573,199

TRANSPORTATION - 0.6%

         AIRPORTS - 0.6%

                                NC CHARLOTTE
                                                  Series 1999 B, AMT,
                                                    Insured: MBIA,


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
TRANSPORTATION - (CONTINUED)

         AIRPORTS - (CONTINUED)

                                                      6.000% 07/01/24                             1,000,000        1,076,190

                                                                                             Airports Total        1,076,190

                                                                                       TRANSPORTATION TOTAL        1,076,190

UTILITIES
- 7.6%

         JOINT POWER AUTHORITY - 1.9%

              NC MUNICIPAL POWER AGENCY NO.1
                                                  Series 1992,
                                                    Insured: MBIA,

                                                      7.250% 01/01/07                             2,000,000        2,076,040

        WA STATE PUBLIC POWER SUPPLY SYSTEMS
                                     REVENUE
                                                  Series 1993 A,
                                                    Insured: MBIA,

                                                      5.800% 07/01/07                             1,150,000        1,191,573

                                                                                Joint Power Authority Total        3,267,613

         MUNICIPAL ELECTRIC - 3.1%

     NC FAYETTEVILLE PUBLIC WORKS COMMISSION
                                     REVENUE
                                                  Series 1997,
                                                    Insured: FSA,

                                                      5.250% 03/01/07                             1,150,000        1,176,300

          NC GREENVILLE UTILITIES COMMISSION
                                    REVENUE,
                                                  Series 2000 A,
                                                    Insured: MBIA,

                                                      5.500% 09/01/19                             1,000,000        1,065,930

         PR ELECTRIC POWER AUTHORITY REVENUE
                                                  Series 1995 Y,
                                                    Insured: MBIA,

                                                      7.000% 07/01/07                             1,000,000        1,053,510

       TX SAM RAYBURN MUNICIPAL POWER AGENCY
                           REVENUE REFUNDING
                                                  Series 2002,

                                                      5.000% 10/01/07                             2,000,000        2,029,740

                                                                                         Municipal Electric
                                                                                                      Total        5,325,480

         WATER & SEWER - 2.6%

     NC GREENSBORO ENTERPRISE SYSTEM REVENUE
                                                  Series 1998 A:

                                                      5.000% 06/01/18                             1,000,000        1,041,540

                                                      5.500% 06/01/08                             1,305,000        1,370,981

       NC RALEIGH COMBINED ENTERPRISE SYSTEM
                                     REVENUE
                                                  Series 1996,

                                                      5.250% 03/01/07                             1,000,000        1,023,450

                             NC UNION COUNTY
                                                  Enterprise System Revenue,


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
UTILITIES - (CONTINUED)

         WATER & SEWER - (CONTINUED)
                                                    Series 2003 A,
                                                      Insured: FSA,

                                                      5.000% 06/01/16                             1,045,000        1,112,037

                                                                                        Water & Sewer Total        4,548,008

                                                                                            UTILITIES TOTAL       13,141,101


                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $162,463,659)                                   169,662,621
                                                                                                   SHARES
INVESTMENT COMPANY - 0.6%

                                                        Columbia Tax-Exempt Reserves,
                                                           Capital Class (b)                        965,000          965,000


                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $965,000)                                           965,000


                                                        TOTAL INVESTMENTS - 99.3%
                                                        (COST OF $163,428,659)(C)(D)                             170,627,621


                                                        OTHER ASSETS & LIABILITIES, NET - 0.7%                     1,253,527


                                                        NET ASSETS - 100.0%                                      171,881,148


                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *      Security Valuation:

                                                               Debt securities generally are valued by pricing services
                                                               approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                               techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are
                                                               valued at an over-the-counter or exchange bid quotation.
                                                               Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental
                                                               analysis of the financial condition of the issuer and the
                                                               estimated value of any collateral. Valuations developed
                                                               through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential
                                                               variation may be greater for those securities valued using fundamental analysis.

                                                               Investments in other investment companies are valued at net asset value.

                                                               Investments for which market quotations are not readily
                                                               available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.
                                                               If a security is valued at a "fair value", such value is
                                                               likely to be different from the last quoted market price for the security.

                                                        (a)    The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (b)    Money market mutual fund registered under the Investment
                                                               Company Act of 1940, as amended, and advised by Columbia
                                                               Management Advisors, LLC.

                                                        (c)    Cost for federal income tax purposes is $163,428,659.


________________________________________________________________________________
December 31, 2005 (Unaudited)               Columbia North Carolina Intermediate
                                                             Municipal Bond fund



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)
                                                        (d)    Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                              Unrealized       Unrealized      Net Unrealized

                                                             APPRECIATION     DEPRECIATION      APPRECIATION
                                                             ------------     ------------     --------------
                                                              $7,566,326       $(367,364)        $7,198,962

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FSA           Financial Security Assurance, Inc.
                                                        GO            General Obligation
                                                        MBIA          MBIA Insurance Corp.
                                                        XLCA          Insured by XL Capital Assurance


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)       VALUE ($)*
COMMERCIAL PAPER - 31.1%

                    ALLIANCE & LEICESTER PLC

                                                      4.390% 03/13/06(a)(b)                     100,000,000       99,134,194

                        AMSTEL FUNDING CORP.

                                                      3.950% 01/18/06(a)(b)                     375,000,000      374,275,729
                                                      3.950% 02/15/06(a)(b)                     321,615,000      320,039,086
                                                      3.960% 03/24/06(a)(b)                      20,000,000       19,819,600
                                                      3.970% 02/24/06(a)(b)                     135,024,000      134,227,021
                                                      3.990% 02/27/06(a)(b)                     184,335,000      183,182,138
                                                      4.140% 03/29/06(a)(b)                     134,350,000      133,025,309
                                                      4.210% 02/06/06(a)(b)                     501,650,000      499,538,053
                                                      4.330% 02/28/06(a)(b)                     265,289,000      263,438,314

                        ATLANTIS ONE FUNDING

                                                      3.950% 02/17/06(a)(b)                      80,000,000       79,590,578
                                                      3.980% 03/01/06(a)(b)                     183,421,000      182,236,610
                                                      4.020% 03/22/06(a)(b)                     154,567,000      153,203,376

                           BAVARIA TRR CORP.

                                                      4.240% 02/07/06(a)(b)                       7,460,000        7,427,491
                                                      4.290% 01/06/06(a)(b)                     467,000,000      466,999,358
                                                      4.350% 03/06/06(b)(c)                     400,000,000      399,992,957

             BAVARIA UNIVERSAL FUNDING CORP.

                                                      4.280% 02/10/06(a)(b)                      12,885,000       12,823,725
                                                      4.440% 02/16/06(b)(c)                     173,000,000      172,997,461

                          BETA FINANCE, INC.

                                                      (d) 02/21/06(b)                            95,500,000       94,965,598

                      BLUE BELL FUNDING LTD.

                                                      4.320% 01/13/06(a)(b)                     225,000,000      224,676,000

                                   CAFCO LLC

                                                      4.310% 02/16/06(a)(b)                     100,000,000       99,449,278
                                                      4.310% 02/17/06(a)(b)                     100,000,000       99,437,306
                                                      4.345% 02/27/06(a)(b)                     100,000,000       99,312,042

                                CC USA, INC.

                                                      3.980% 03/22/06(a)(b)                      45,000,000       44,607,000
                                                      4.020% 03/23/06(a)(b)                      42,000,000       41,624,835

                                CHARTA CORP.

                                                      4.300% 02/07/06(a)(b)                     100,000,000       99,558,056
                                                      4.370% 02/17/06(a)(b)                     197,500,000      196,373,208
                                                      4.370% 02/22/06(a)(b)                      80,000,000       79,495,022
                                                      4.380% 02/24/06(a)(b)                     100,000,000       99,343,000

                       CHEYNE FINANCE US LLC

                                                      4.115% 01/20/06(a)(b)                      10,000,000        9,978,282


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
COMMERCIAL PAPER - (CONTINUED)

                          COMPASS SECURITIES

                                                      4.300% 02/21/06(a)(b)                     155,570,000      154,622,319

           CONCORD MINUTEMEN CAPITAL CO. LLC

                                                      3.950% 02/14/06(a)(b)                     152,824,000      152,091,803
                                                      4.320% 02/08/06(a)(b)                     101,077,000      100,616,089
                                                      4.360% 01/19/06(a)(b)                     100,737,000      100,517,393
                                                      4.433% 03/20/06(a)(b)                     194,600,000      194,591,143

                 COUNTRYWIDE FINANCIAL CORP.

                                                      4.250% 01/03/06(a)                        430,000,000      429,898,472
                                                      4.280% 01/03/06(a)                        202,070,000      202,021,952

                             CRC FUNDING LLC

                                                      4.270% 02/21/06(a)(b)                     100,000,000       99,395,083
                                                      4.270% 02/22/06(a)(b)                      99,000,000       98,389,390
                                                      4.330% 02/09/06(a)(b)                     100,000,000       99,530,917

                     CROWN POINT CAPITAL CO.

                                                      3.680% 01/12/06(a)(b)                      10,000,000        9,988,756
                                                      3.950% 02/22/06(a)(b)                      61,268,000       60,921,087
                                                      3.980% 01/04/06(a)(b)                      77,213,000       77,187,391
                                                      4.319% 06/15/06(b)(c)                     150,000,000      149,986,065

                          CURZON FUNDING LLC

                                                      4.020% 03/21/06(a)(b)                     150,000,000      148,693,208
                                                      4.320% 05/02/06(a)(b)                       5,000,000        4,927,400
                                                      4.340% 02/08/06(a)(b)                     200,000,000      199,083,778

                    DEER VALLEY FUNDING LTD.

                                                      4.320% 01/24/06(a)(b)                      98,267,000       97,995,783
                                                      4.330% 01/31/06(a)(b)                     200,000,000      199,278,333

                    DRESDNER US FINANCE INC.

                                                      (d) 02/10/06                              200,000,000      199,130,000

                 EUREKA SECURITIZATION, INC.

                                                      4.270% 02/21/06(a)(b)                      72,500,000       72,061,435
                                                      4.350% 02/22/06(a)(b)                     100,000,000       99,371,667

                 GIRO BALANCED FUNDING CORP.

                                                      (d) 04/13/06(b)                            45,000,000       44,461,950

                                                      3.950% 02/10/06(a)(b)                     170,000,000      169,259,556
                                                      4.040% 03/23/06(a)(b)                      62,201,000       61,642,590
                                                      4.280% 01/18/06(a)(b)                      42,650,000       42,563,800
                                                      4.290% 01/23/06(a)(b)                      50,806,000       50,672,804
                                                      4.300% 01/27/06(a)(b)                      50,831,000       50,673,141
                                                      4.320% 01/13/06(a)(b)                     156,584,000      156,358,519


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
COMMERCIAL PAPER - (CONTINUED)

                                                      4.339% 05/12/06(b)(c)                     250,000,000      250,000,000
                                                      4.360% 02/21/06(a)(b)                     108,410,000      107,740,388

                       GIRO FUNDING US CORP.

                                                      (d) 01/17/06(b)                            69,270,000       69,144,082
                                                      4.100% 01/17/06(a)(b)                       6,000,000        5,989,067
                                                      4.190% 01/31/06(a)(b)                     163,917,000      163,344,656
                                                      4.220% 02/08/06(a)(b)                       5,000,000        4,977,728
                                                      4.300% 01/31/06(a)(b)                     100,000,000       99,641,667
                                                      4.310% 01/30/06(a)(b)                     150,000,000      149,479,208

                        GOTHAM FUNDING CORP.

                                                      4.270% 01/25/06(a)(b)                     100,000,000       99,715,333
                                                      4.270% 01/31/06(a)(b)                     164,300,000      163,715,366

                        GRAMPIAN FUNDING LLC

                                                      (d) 01/05/06(b)                           565,000,000      564,748,889
                                                      3.680% 01/06/06(a)(b)                     482,000,000      481,753,644
                                                      3.920% 02/07/06(a)(b)                     434,000,000      432,260,383
                                                      3.920% 02/17/06(a)(b)                       9,000,000        8,953,940
                                                      3.940% 02/17/06(a)(b)                      94,500,000       94,017,604
                                                      3.960% 03/22/06(a)(b)                      10,000,000        9,912,000
                                                      4.020% 03/22/06(a)(b)                     310,000,000      307,265,111
                                                      4.200% 02/17/06(a)(b)                      10,000,000        9,945,167
                                                      4.270% 02/21/06(a)(b)                     269,500,000      267,869,750
                                                      4.390% 03/13/06(a)(b)                     167,000,000      165,554,105

                        GREYHAWK FUNDING LLC

                                                      (d) 04/13/06(b)                           100,000,000       98,804,333
                                                      3.950% 02/13/06(a)(b)                      60,000,000       59,719,067
                                                      4.270% 02/14/06(a)(b)                      97,500,000       96,991,158
                                                      4.280% 02/15/06(a)(b)                     100,000,000       99,465,000
                                                      4.300% 04/25/06(a)(b)                     134,941,000      133,103,553
                                                      4.310% 04/24/06(a)(b)                     177,439,000      175,038,497
                                                      4.330% 03/01/06(a)(b)                     125,000,000      124,112,951
                                                      4.340% 02/21/06(a)(b)                     200,000,000      198,770,333

                       KLIO II FUNDING CORP.

                                                      4.170% 01/27/06(a)(b)                      41,287,000       41,162,657
                                                      4.230% 02/08/06(a)(b)                      50,000,000       49,766,366
                                                      4.360% 01/20/06(a)(b)                      99,530,000       99,300,970

                  LAKE CONSTANCE FUNDING LLC

                                                      4.330% 03/01/06(a)(b)                     135,300,000      134,339,859

              LEXINGTON PARKER CAPITAL CORP.

                                                      (d) 04/07/06(b)                           200,000,000      197,792,000
                                                      3.700% 01/19/06(a)(b)                     102,225,000      102,036,435
                                                      3.900% 02/15/06(a)(b)                       5,000,000        4,975,625


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
COMMERCIAL PAPER - (CONTINUED)

                                                      3.940% 02/16/06(a)(b)                      94,056,000       93,586,086
                                                      3.950% 02/14/06(a)(b)                     137,667,000      137,007,422
                                                      3.950% 03/14/06(a)(b)                      10,000,000        9,921,000
                                                      3.980% 03/20/06(a)(b)                     102,042,000      101,173,112
                                                      4.241% 03/01/06(b)(c)                     250,000,000      249,991,843
                                                      4.290% 01/09/06(a)(b)                     149,000,000      148,999,296
                                                      4.290% 03/09/06(b)(c)                     375,000,000      374,985,911
                                                      4.310% 04/10/06(b)(c)                     300,000,000      299,983,698
                                                      4.320% 01/20/06(a)(b)                      59,000,000       58,999,694
                                                      4.320% 02/21/06(b)(c)                     200,000,000      199,993,580
                                                      4.329% 04/25/06(b)(c)                     150,000,000      149,988,443

                      MILLSTONE FUNDING LTD.

                                                      4.310% 01/19/06(a)(b)                      50,000,000       49,892,250
                                                      4.310% 01/27/06(a)(b)                      77,428,000       77,186,984

                  MORGAN STANLEY DEAN WITTER

                                                      4.280% 05/16/06(c)                        380,000,000      380,000,000
                                                      4.280% 07/10/06(c)                        412,000,000      412,000,000

                      NEW CENTER ASSET TRUST

                                                      4.260% 02/15/06(a)                        240,000,000      238,722,000
                                                      4.270% 02/14/06(a)                         97,500,000       96,991,158
                                                      4.340% 02/13/06(a)                        200,000,000      198,963,222

                     ORMOND QUAY FUNDING LLC

                                                      4.334% 04/25/06(b)(c)                     135,000,000      134,993,624
                                                      4.390% 03/07/06(a)(b)                      75,000,000       74,405,521

                        PARADIGM FUNDING LLC

                                                      4.390% 03/15/06(a)(b)                     350,000,000      346,884,319

                         PICAROS FUNDING LLC

                                                      3.920% 02/17/06(a)(b)                       5,000,000        4,974,411
                                                      4.370% 05/04/06(a)(b)                      90,565,000       89,212,789

                           PREMIER ASSET LLC

                                                      4.040% 01/25/06(a)(b)                      15,000,000       14,959,600
                                                      4.120% 01/17/06(a)(b)                       2,400,000        2,395,605

                         SCALDIS CAPITAL LLC

                                                      4.030% 01/23/06(b)(c)                       5,688,000        5,673,992
                                                      4.270% 02/17/06(a)(b)                      70,511,000       70,117,921

              STANFIELD VICTORIA FUNDING LLC

                                                      4.260% 02/21/06(a)(b)                       4,400,000        4,373,446

                       SUNBELT FUNDING CORP.

                                                      4.220% 02/10/06(a)(b)                     164,589,000      163,817,260
                                                      4.280% 02/13/06(a)(b)                      24,000,000       23,877,307
                                                      4.330% 02/08/06(a)(b)                      57,573,000       57,309,859


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
COMMERCIAL PAPER - (CONTINUED)

                    UBS FINANCE DELAWARE LLC

                                                      4.190% 01/03/06(a)                        311,657,000      311,584,453

                  WHISTLEJACKET CAPITAL LTD.

                                                      4.310% 04/24/06(a)(b)                       2,568,000        2,533,259

                                                        TOTAL COMMERCIAL PAPER
                                                        (COST OF $17,873,608,408)                             17,873,608,408

CORPORATE BONDS - 28.6%

                       1800 INDIAN WOOD LTD.
                                                    LOC: Fifth Third Bank

                                                      4.490% 04/01/26(c)                          1,000,000        1,000,000

             20/20 CUSTOM MOLDED PLASTICS LP
                                                    LOC: National City Bank

                                                      4.380% 08/01/13(c)                          4,020,000        4,020,000

                         2320 PROPERTIES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 11/01/22(c)                          1,420,000        1,420,000

                                    2440 LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/24(c)(e)                       2,530,000        2,530,000

                           4-L CO. OF CARMEL
                                                    LOC: JPMorgan Chase Bank

                                                      4.370% 11/01/13(c)                            330,000          330,000

             701 GREEN VALLEY ASSOCIATES LLC
                                                    LOC: Wachovia Bank N.A.

                                                      4.500% 01/01/18(c)                          2,100,000        2,100,000

            A & M HOSPITAL CONVENTION CENTER
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.560% 01/01/25(c)                          9,200,000        9,200,000

                                   ABSOM LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 06/01/15(c)                          2,110,000        2,110,000

                             ACC LEASING LLC
                                                    LOC: National City Bank

                                                      4.380% 05/01/23(c)                          3,270,000        3,270,000

                     ACME PAPER & SUPPLY CO.
                                                    LOC: Wachovia Bank N.A.

                                                      4.550% 09/15/20(c)                          3,190,000        3,190,000

                   AL-FE HEAT TREATING, INC.
                                                    LOC: National City Bank

                                                      4.380% 05/01/21(c)                          3,000,000        3,000,000

                    ALLIANCE & LEICESTER PLC

                                                      4.409% 01/08/07(c)(e)                     500,000,000      500,000,000

               AMERICAN EXPRESS CREDIT CORP.

                                                      4.493% 04/05/06(c)                        300,000,000      300,000,000
                                                      4.493% 01/05/07(c)                         10,000,000       10,011,799
                                                      4.493% 03/05/08(c)                         13,000,000       13,000,000
                                                      4.540% 01/19/07(c)(e)                      82,000,000       82,009,446


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                           AMERICAN MADE LLC
                                                    LOC: National City Bank

                                                      4.380% 12/01/24(c)                          5,745,000        5,745,000

                              ANOMATIC CORP.
                                                    LOC: Fifth Third Bank

                                                      4.380% 07/01/10(c)                          4,980,000        4,980,000

                       AQUARIUM PARKING DECK
                                                    LOC: SunTrust Bank

                                                      4.370% 04/01/20(c)                          6,000,000        6,000,000

            ARCHBISHOP OF CINCINNATI TRUSTEE
                                                    LOC: Fifth Third Bank

                                                      4.490% 04/01/23(c)                            960,000          960,000

                                AROGAS, INC.
                                                    LOC: Wachovia Bank

                                                      4.530% 12/01/10(c)                          7,700,000        7,700,000

       ATLANTA BREAD CO. INTERNATIONAL, INC.
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.560% 09/01/23(c)                          1,735,000        1,735,000

                 ATLAS CAPITAL FUNDING CORP.

                                                      4.359% 09/25/06(c)(e)                     170,000,000      170,000,000

           AUTUMN HOUSE AT POWDER MILL, INC.
                                                    LOC: SunTrust Bank

                                                      4.350% 02/01/28(c)(e)                       1,975,000        1,975,000

                                AVATAR CORP.
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/39(c)                          1,750,000        1,750,000

                        BANK OF NEW YORK CO.

                                                      4.419% 01/26/07(c)(e)                     125,000,000      125,000,000

                      BARNES & THORNBURG LLP
                                                    LOC: Fifth Third Bank

                                                      4.490% 07/01/08(c)                          1,903,000        1,903,000

                 BARRY-WEHMILLER GROUP, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/18(c)                          4,265,000        4,265,000

                    BASIC WATER CO. SPE1 LLC
                                                    LOC: US Bank N.A.

                                                      4.390% 08/01/24(c)                         17,600,000       17,600,000

             BATH TECHNOLOGY ASSOCIATES LTD.
                                                    LOC: National City Bank

                                                      4.380% 07/01/17(c)                          1,630,000        1,630,000

                    BECKFIELD PROPERTIES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/24(c)                            900,000          900,000

                     BENJAMIN ROSE INSTITUTE
                                                    LOC: National City Bank

                                                      4.330% 12/01/28(c)                         16,075,000       16,075,000

                     BERKELEY REALTY CO. LLC


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)
                                                    LOC: Wachovia Bank N.A.

                                                      4.500% 03/01/22(c)                          4,605,000        4,605,000

                     BERKS MEDICAL REALTY LP
                                                    LOC: Wachovia Bank N.A.

                                                      4.450% 03/01/26(c)                          4,295,000        4,295,000

                BEST ONE TIRE & SERVICES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 02/01/18(c)                          7,800,000        7,800,000

                          BETA FINANCE, INC.

                                                      4.315% 06/13/06(c)(e)                      20,000,000       19,999,438
                                                      4.329% 01/24/06(c)(e)                     195,000,000      194,997,543

                          BF FT. MYERS, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 11/01/17(c)                         12,635,000       12,635,000

              BLEACH TECH / LDJ SEVILLE LTD.
                                                    LOC: National City Bank

                                                      4.380% 11/01/35(c)                          5,035,000        5,035,000

                      BLUEGRASS WIRELESS LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 02/01/12(c)                          4,000,000        4,000,000

                               BOOZER LUMBER
                                                    LOC: Wachovia Bank N.A.

                                                      4.450% 10/01/17                             3,415,000        3,415,000

        BRACALENTE'S MANUFACTURING CO., INC.
                                                    LOC: Wachovia Bank N.A.

                                                      4.550% 06/01/08(c)                            795,000          795,000

                                  BRCH CORP.
                                                    LOC: Wachovia Bank

                                                      4.320% 12/01/28(c)                          8,000,000        8,000,000

                        BREWSTER DAIRY, INC.
                                                    LOC: National City Bank

                                                      4.380% 04/03/23(c)                          5,405,000        5,405,000

                BROOKVILLE ENTERPRISES, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/25(c)                          1,450,000        1,450,000

                    BROOKWOOD BAPTIST CHURCH
                                                   LOC: AmSouth Bank N.A.

                                                      4.590% 12/01/23(c)                          4,560,000        4,560,000

                          BROSIS FINANCE LLC
                                                    LOC: Branch Banking & Trust Co.

                                                      4.480% 09/01/24(c)                          9,500,000        9,500,000

       BUTLER COUNTY SURGICAL PROPERTIES LLC
                                                    LOC: Fifth Third Bank:

                                                      4.490% 03/01/23(c)                          2,015,000        2,015,000
                                                      4.490% 07/01/25(c)                          1,460,000        1,460,000

                         CANAL POINTE LLC OH
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/13(c)                          1,300,000        1,300,000

                      CAPITAL MARKETS ACCESS


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)
                                                    LOC: SunTrust Bank

                                                      4.370% 11/01/30(c)                          9,330,000        9,330,000

                                CC USA, INC.

                                                      4.320% 01/17/06(c)(e)                      65,000,000       64,999,429
                                                      4.329% 01/25/06(c)(e)                     261,000,000      260,996,568

                                    CCO LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 09/01/24(c)                          4,750,000        4,750,000

              CENTRAL AVENUE PROPERTIES LTD.
                                                    LOC: Fifth Third Bank

                                                      4.490% 11/01/23(c)                          1,225,000        1,225,000

             CENTRAL CONCRETE SUPERMIX, INC.
                                                    LOC: SunTrust Bank

                                                      4.370% 05/01/21(c)                          5,000,000        5,000,000

               CENTRAL OHIO MEDICAL TEXTILES
                                                    LOC: National City Bank

                                                      4.330% 03/01/23 (c)                        12,880,000       12,880,000

                          CENTRAL SUPPLY CO.
                                                    LOC: Fifth Third Bank

                                                      4.490% 08/01/23 (c)                         3,865,000        3,865,000

                 CHAGRIN VALLEY PARTNERS LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 11/01/13 (c)                           970,000          970,000

                       CHATHAM CAPITAL CORP.
                                                    LOC: Fifth Third Bank

                                                      4.440% 11/01/28 (c)                         6,200,000        6,200,000

                          CHEYNE FINANCE LLC

                                                      4.349% 08/25/06 (c)(e)                    100,000,000       99,993,340
                                                      4.359% 07/25/06(b)(c)                     100,000,000      100,000,000
                                                      4.399% 06/26/06(b)(c)                     100,000,000      100,000,000
                                                      4.399% 07/17/06(b)(c)                     100,000,000      100,000,000
                                                      4.440% 08/15/06(b)(c)                       9,500,000        9,500,000

                             CITIGROUP, INC.

                                                      4.625% 03/20/06 (c)                        72,930,000       72,951,841

                         CLINIC BUILDING LLC
                                                    LOC: National City Bank

                                                      4.380% 02/01/23 (c)                         4,990,000        4,990,000

                        COLE INVESTMENTS LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 07/01/19 (c)                         1,510,000        1,510,000

                             COLORTECH, INC.
                                                    LOC: JPMorgan Chase Bank:

                                                      4.370% 07/01/22 (c)                         2,030,000        2,030,000
                                                      4.520% 07/01/22 (c)                            90,000           90,000

                       COLUMBUS BANK & TRUST

                                                      4.459% 03/09/06 (c)                       100,000,000      100,000,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

               COMMODORE MEDICAL SERVICES LP
                                                    LOC: Fifth Third Bank

                                                      4.490% 08/01/23(c)                          1,405,000        1,405,000

            CONESTOGA WOOD SPECIALTIES CORP.
                                                    LOC: Wachovia Bank

                                                      4.430% 03/01/14(c)                         12,450,000       12,450,000

                    CONGREGATION MKOR SHALOM
                                                    LOC: Wachovia Bank

                                                      4.500% 06/01/23(c)                          2,125,000        2,125,000

                    CORNELL IRON WORKS, INC.
                                                    LOC: Wachovia Bank

                                                      4.450% 04/01/19(c)                          5,580,000        5,580,000

                               CORSAIR TRUST

                                                      4.627% 06/30/06(c)(e)                     300,000,000      300,000,000

                     CRESCENT PAPER TUBE CO.
                                                    LOC: Fifth Third Bank

                                                      4.490% 08/01/22 (c)                         3,505,000        3,505,000

                      CRESTMONT REALTY CORP.
                                                    LOC: Fifth Third Bank

                                                      4.490% 11/01/22 (c)                         4,290,000        4,290,000

                 CROSSPOINT COMMUNITY CHURCH
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 09/01/23 (c)                         4,830,000        4,830,000

                      CULLINAN FINANCE CORP.

                                                      4.349% 09/25/06 (c)(e)                    150,000,000      150,000,000
                                                      4.405% 09/05/06(c)(e)                      30,000,000       29,996,801

                          CUMBERLAND COLLEGE
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/23 (c)                         2,600,000        2,600,000

                                DAPSCO, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 02/01/15 (c)                         1,695,000        1,695,000

                DAUPHINE ORLEANS HOTEL CORP.
                                                    LOC: AmSouth Bank N.A.,

                                                      4.590% 12/01/20 (c)                         4,365,000        4,365,000

                          DEFIANCE METAL CO.
                                                    LOC: AMN AMRO Bank of Chicago

                                                      4.580% 09/09/09 (c)                         2,700,000        2,700,000

                         DELTIME LLC PROJECT
                                                    LOC: National City Bank

                                                      4.380% 02/01/23 (c)                         2,350,000        2,350,000

                       DERBY FABRICATING LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 06/01/24 (c)                           730,000          730,000

                       DIGERINOMO AGGREGATES
                                                    LOC: National City Bank

                                                      4.380% 01/01/15 (c)                         5,290,000        5,290,000

                         DJD INVESTMENTS LLC
                                                    LOC: AmSouth Bank N.A.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.590% 04/01/24 (c)                         7,920,000        7,920,000

                           DOMINICAN SISTERS
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/23(c)                          3,850,000        3,850,000

             DON'S LAUNDERERS-CLEANERS, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/24(c)(e)                       3,050,000        3,050,000

                        DORADA FINANCE, INC.

                                                      4.329% 01/25/06(c)(e)                     170,000,000      169,997,764

                     DRIFTWOOD LANDING CORP.
                                                    LOC: National City Bank

                                                      4.380% 01/15/22(c)                         18,080,000       18,080,000

                         DUBLIN BUILDING LLC
                                                    LOC: National City Bank

                                                      4.380% 11/01/18(c)                          1,720,000        1,720,000

                EASTRIDGE CHRISTIAN ASSEMBLY
                                                    LOC: US Bank N.A.

                                                      4.510% 08/01/29(c)                          7,605,000        7,605,000

 EAU CLAIRE COOPERATIVE HEALTH CENTERS, INC.
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.610% 12/01/19(c)                          2,840,000        2,840,000

                        EDGEWATER PARTNER LP
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 05/01/29(c)                          5,798,000        5,798,000

                ELDER LAND DEVELOPMENT CORP.
                                                    LOC: Fifth Third Bank

                                                      4.490% 09/01/23(c)                          2,665,000        2,665,000

         ELDER LAND DEVELOPMENT OF TAMPA BAY
                                                    LOC: Fifth Third Bank

                                                      4.490% 09/01/23(c)                          4,460,000        4,460,000

           ENCORE COMMERCIAL DEVELOPMENT LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 06/01/23(c)                          1,510,000        1,510,000

            EVANDALE SURGICAL PROPERTIES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/23(c)                          2,225,000        2,225,000

             EVANGELICAL COMMUNITY CHURCH OF
                   BLOOMINGTON INDIANA, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 07/01/23(c)                          2,390,000        2,390,000

                                  EXAL CORP.
                                                    LOC: Fifth Third Bank

                                                      4.490% 03/01/09(c)                          3,200,000        3,200,000

        EXECUTIVE MANAGEMENT DECISIONS, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/44(c)                            895,000          895,000

                    FALLS VILLAGE REALTY LLC
                                                    LOC: Fifth Third Bank


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.490% 12/01/29(c)                          2,925,000        2,925,000

                       FANNIN AND FANNIN LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/24(c)                          1,900,000        1,900,000

                                      FE LLC
                                                    LOC: Fifth Third Bank

                                                      4.440% 04/01/28(c)                          2,980,000        2,980,000

   FIRST TENNESSEE BANK NATIONAL ASSOCIATION

                                                      4.460% 12/08/06(c)(e)                     250,000,000      250,000,000

     FIRST UNITED PENTECOSTAL CHURCH OF WEST
                                      MONROE
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 03/01/23(c)                          2,643,000        2,643,000

       FLORIDA ORTHOPAEDIC INSTITUTE SURGERY
                                  CENTER LLC
                                                    LOC: Wachovia Bank

                                                      4.500% 01/01/26(c)                          3,300,000        3,300,000

                           FOOD SUPPLY, INC.
                                                    LOC: SunTrust Bank

                                                      4.370% 05/01/24(c)                          4,355,000        4,355,000

                      FORNELL ASSOCIATES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 07/01/23(c)                          2,780,000        2,780,000

                               FORTUNE 5 LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/21(c)                          1,455,000        1,455,000

                       FRESH UNLIMITED, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 11/01/44(c)                            980,000          980,000

                            GALDAY INN, INC.
                                                    LOC: Wachovia Bank,

                                                      4.500% 12/01/20(c)                          4,615,000        4,615,000

              GENERAL ELECTRIC CAPITAL CORP.

                                                      4.570% 01/17/07(c)                         13,000,000       13,000,000

            GLOBAL PROPERTIES HOLDINGS, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/25(c)                          6,500,000        6,500,000

                   GOLDMAN SACHS GROUP, INC.

                                                      4.429% 12/13/06(a)(f)                     675,000,000      675,000,000
                                                      4.430% 08/16/06(c)(f)                     200,000,000      200,000,000
                                                      4.490% 12/15/06(c)(e)                     219,500,000      219,509,403
                                                      4.502% 09/13/07(a)(b)                     510,000,000      510,000,000
                                                      4.570% 04/21/06(a)(b)                     430,000,000      430,000,000
                                                      4.781% 04/20/06(c)                         80,000,000       80,047,857

   GRAND RAPIDS CHRISTIAN SCHOOL ASSOCIATION
                                                    LOC: Fifth Third Bank

                                                      4.490% 09/01/28(c)                          4,120,000        4,120,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

             GREEN STREET SURGERY CENTER LLC
                                                    LOC: National City Bank

                                                      4.330% 03/01/23                             4,845,000        4,845,000(C)

                     GREENBRIER PARTNERS LLC
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.560% 08/01/19(c)                          3,360,000        3,360,000

                  GREENE RIVER PACKING, INC.
                                                    LOC: Wachovia Bank

                                                      4.500% 11/01/16(c)                          1,300,000        1,300,000

                     HAN SUNG INDUSTRIES LLC
                                                    LOC: Wachovia Bank

                                                      4.500% 06/01/21(c)                          3,030,000        3,030,000

                            HARBOR PLAZA LLC
                                                    LOC: FHLB

                                                      4.490% 07/01/49(c)                          2,000,000        2,000,000

                      HARLAN DEVELOPMENT CO.
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/23(c)                          7,260,200        7,260,200

                 HARRIER FINANCE FUNDING LLC

                                                      4.340% 01/17/06(c)(e)                     115,000,000      114,999,747
                                                      4.430% 06/15/06(c)(e)                     100,000,000       99,998,821

                 HERMAN & KITTLE CAPITAL LLC
                                                    LOC: FHLB

                                                      4.400% 02/01/37(c)                          4,250,000        4,250,000

             HOSPITAL LAUNDRY SERVICES, INC.
                                                    LOC: Wachovia Bank

                                                      4.530% 08/01/23                             6,895,000        6,895,000

            HUDSON MONTESSORI SCHOOL PROJECT
                                                    LOC: National City Bank

                                                      4.380% 07/01/30(c)                          3,090,000        3,090,000

                          ICE LAND USA, LTD.
                                                    LOC: Fifth Third Bank

                                                      4.490% 08/01/22(c)                          2,595,000        2,595,000

               IMAGING BUSINESS MACHINES LLC
                                                    LOC: AmSouth Bank N.A.

                                                      4.519% 07/01/24(c)                          4,095,000        4,095,000

                  IRISH LIFE & PERMANENT PLC

                                                      4.530% 01/22/07(c)(e)                     400,000,000      400,000,000

        JACKSON NATIONAL LIFE GLOBAL FUNDING

                                                      4.519% 01/24/07(c)(e)                     300,000,000      300,000,000

                  JACKSON TUBE SERVICE, INC.
                                                    LOC: Wachovia Bank

                                                      4.500% 12/01/15(c)                          3,030,000        3,030,000

            JAMES A. MARIN & DONNA F. MARTIN
                                                    LOC: Wachovia Bank

                                                      4.450% 07/01/20(c)                          6,700,000        6,700,000

                            JMB REALTY CORP.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)
                                                    LOC: Wachovia Bank

                                                      4.490% 05/01/22(c)                          2,285,000        2,285,000

                 JOE HOLLAND CHEVROLET, INC.
                                                    LOC: Wachovia Bank

                                                      4.490% 07/01/24(c)                          3,150,000        3,150,000

                       JOHNSON BIBLE COLLEGE
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 09/01/18(c)                          2,000,000        2,000,000

    JOHNSON RESEARCH & DEVELOPMENT CO., INC.
                                                    LOC: Wachovia Bank

                                                      4.500% 09/01/16(c)                          4,920,000        4,920,000

                        JX ENTERPRISES GROUP
                                                    LOC: JPMorgan Chase Bank

                                                      4.370% 07/01/14(c)                            135,000          135,000

                                  K2 USA LLC

                                                      4.329% 01/24/06(c)(e)                     130,000,000      129,998,362
                                                      4.334% 08/25/06(c)(e)                      80,000,000       79,994,827
                                                      4.334% 09/25/06(c)(e)                      90,000,000       89,989,654
                                                      4.335% 02/01/06(c)(e)                     100,000,000       99,998,301
                                                      4.340% 11/15/06(c)(e)                     150,000,000      150,028,699
                                                      4.350% 02/06/06(c)(e)                     125,000,000      124,997,466
                                                      4.369% 02/08/06(c)(e)                     118,000,000      117,997,543
                                                      4.420% 06/15/06(c)(e)                     150,000,000      149,989,667
                                                      4.460% 02/15/06(c)(e)                     100,000,000      100,002,159
                                                      4.488% 06/22/06(c)(e)                     250,000,000      250,014,608

                  KEATING MUETHING & KLEKAMP
                                                    LOC: Wachovia Bank

                                                      4.490% 11/01/24(c)                          1,000,000        1,000,000

                     KENWOOD LINCOLN-MERCURY
                                                    LOC: National City Bank

                                                      4.380% 05/01/15(c)                          4,655,000        4,655,000

                                   KEYES CO.
                                                    LOC: SunTrust Bank

                                                      4.350% 06/01/18(c)                          5,760,000        5,760,000

            KINGSTON CARE CENTER OF SYLVANIA
                                                    LOC: JPMorgan Chase Bank

                                                      4.370% 05/01/33(c)                         11,675,000       11,675,000

                          L & H HOLDINGS LLC
                                                    LOC: Wachovia Bank

                                                      4.650% 12/01/24(c)                          2,680,000        2,680,000

                      L.E. POPE BUILDING CO.
                                                    LOC: Wachovia Bank

                                                      4.480% 11/01/13                            11,440,000       11,440,000

                          LAIRD BROTHERS LLC
                                                    LOC: Wachovia Bank

                                                      4.490% 02/01/28(c)                          3,560,000        3,560,000

                  LEE FAMILY PARTNERSHIP LLC


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)
                                                    LOC: Wachovia Bank

                                                      4.490% 06/01/34(c)                          4,525,000        4,525,000

                  LEHMANN PROPERTY GROUP LLC
                                                    LOC: Wachovia Bank

                                                      4.490% 04/01/55(c)                          2,500,000        2,500,000

                  LIBERTY LIGHTHOUSE CO. LLC

                                                      3.440% 03/01/06(e)                         99,000,000       99,000,000
                                                      4.176% 01/27/06(c)(e)                      50,000,000       49,998,285
                                                      4.339% 04/28/06(c)(e)                      50,000,000       49,998,393
                                                      4.350% 02/01/06(c)(e)                      50,000,000       49,999,788
                                                      4.350% 02/02/06(c)(e)                     100,000,000       99,999,123
                                                      4.358% 04/05/06(c)(e)                     100,000,000       99,997,425
                                                      4.435% 02/14/06(c)(e)                      25,000,000       24,999,849
                                                      4.435% 03/15/06(c)(e)                     100,000,000       99,999,000
                                                      4.440% 04/18/06(c)(e)                      50,000,000       49,997,069
                                                      4.475% 03/22/06(c)(e)                     100,000,000       99,998,904

                  LINCOLN PARK ASSOCIATES LP
                                                    LOC: National City Bank

                                                      4.450% 11/01/22(c)                         11,915,000       11,915,000

                           LINKS FINANCE LLC

                                                      4.334% 08/25/06(c)(e)                     250,000,000      249,983,836
                                                      4.334% 10/25/06(c)(e)                     100,000,000       99,991,863
                                                      4.335% 02/01/06(c)(e)                     200,000,000      199,996,603
                                                      4.344% 09/01/06(c)(e)                     100,000,000       99,993,342
                                                      4.374% 12/08/06(c)(e)                     150,000,000      149,978,979
                                                      4.425% 10/16/06(c)(e)                      18,000,000       17,997,088
                                                      4.465% 08/22/06(c)(e)                     100,000,000       99,993,616
                                                      4.590% 04/13/06(c)(e)                      40,000,000       40,002,770

                              LOFT QUEST LLC
                                                    LOC: LaSalle National Bank

                                                      4.530% 06/01/27(c)                          7,795,000        7,795,000

                       LONG TERM CAPITAL LLC
                                                    LOC: Wachovia Bank

                                                      4.500% 05/01/18(c)                          2,995,000        2,995,000

                         LP PINEWOOD SPV LLC
                                                    LOC: Wachovia Bank

                                                      4.400% 02/01/18(c)                        100,700,000      100,700,000

                   LRC MEADOWS INVESTORS LLC
                                                    LOC: JPMorgan Chase Bank

                                                      4.540% 12/01/34(c)                          1,300,000        1,300,000

                           LTC INVESTORS LLC
                                                    LOC: National City Bank

                                                      4.490% 11/01/24(c)                          2,275,000        2,275,000

                           M&P RICHFIELD LLC
                                                    LOC: US Bank N.A.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.380% 10/01/28(c)                          1,980,000        1,980,000

               MACATAWA CAPITAL PARTNERS LLC
                                                    LOC: Wachovia Bank

                                                      4.600% 04/01/29(c)                            165,000          165,000

                    MANOR HOMES HOLDINGS LLC
                                                    LOC: Wachovia Bank

                                                      4.490% 06/01/23(c)                          5,030,000        5,030,000

                               MARITAL TRUST
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 12/01/09(c)                          3,000,000        3,000,000

                        MARSH ENTERPRISE LLC
                                                    LOC: Fifth Third Bank

                                                      4.440% 01/01/28(c)                          7,740,000        7,740,000

                         MAX DAETWYLER CORP.
                                                    LOC: Wachovia Bank

                                                      4.600% 07/01/13(c)                          1,500,000        1,500,000

                   MERRILL LYNCH & CO., INC.

                                                      4.450% 01/16/07(c)                        625,000,000      625,000,000
                                                      4.551% 06/16/06(c)                        245,255,000      245,364,756

             MEYER COOKWARE INDUSTRIES, INC.
                                                    LOC: Banque National de Paris NY

                                                      4.350% 05/01/27(c)                          6,655,000        6,655,000

                            MICHAEL J. BARRY
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 11/01/24(c)                          5,725,000        5,725,000

                   MICHIGAN EQUITY GROUP LLC
                                                    LOC: Fifth Third Bank:

                                                      4.490% 04/01/34(c)                          1,350,000        1,350,000

                                                      4.490% 04/01/34(c)                          4,540,000        4,540,000

                    MIDTOWN CHURCH OF CHRIST
                                                    LOC: Wachovia Bank

                                                      4.600% 11/01/22(c)                          2,250,000        2,250,000

                              MORGAN STANLEY

                                                      4.375% 01/03/07(c)                        677,200,000      677,213,986
                                                      4.420% 01/04/07(c)                        499,000,000      499,108,923
                                                      4.449% 01/26/07(c)                        180,200,000      180,251,005

                                      MRN LP
                                                    LOC: US Bank N.A.:

                                                      4.380% 10/01/13(c)                          3,785,000        3,785,000
                                                      4.380% 12/01/33(c)                         11,671,000       11,671,000

                            MULTIMETCO, INC.
                                                    LOC: AmSouth Bank N.A.

                                                      4.500% 09/01/18(c)                          2,715,000        2,715,000

                       NEBAR INVESTMENTS LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 07/01/50(c)                          2,000,000        2,000,000

               NEIGHBORHOOD PROPERTIES, INC.
                                                    LOC: Fifth Third Bank


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.490% 09/01/23(c)                          2,115,000        2,115,000

                     NESS FAMILY PARTNERS LP
                                                    LOC: Banque National de Paris NY

                                                      4.360% 09/01/34(c)                          6,026,294        6,026,294

                    NEW LEXINGTON CLINIC PSC
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/18(c)                          3,700,000        3,700,000

                    NEW MEDIA TECHNOLOGY LLC

                                                      4.420% 10/01/35(c)(e)                      20,000,000       20,000,000

                 NICK AND NAT PROPERTIES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/25(c)                         11,875,000       11,875,000

                                  NOSAM LLC
                                                    LOC: Wachovia Bank

                                                      4.400% 04/01/24(c)                          3,395,000        3,395,000

            OHIO VENTURE CAPITAL FUNDING LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/16(c)                          5,000,000        5,000,000

            OKOLONA CHRISTIAN CHURCH PROJECT
                                                    LOC: National City Bank

                                                      4.380% 11/01/22(c)                          7,200,000        7,200,000

                 PARK STATE PROPERTIES I LLC
                                                    LOC: US Bank N.A.,

                                                      4.440% 11/01/34(c)                         13,500,000       13,500,000

               PEARLSTINE DISTRIBUTORS, INC.
                                                    LOC: Wachovia Bank

                                                      4.450% 03/01/23(c)                          4,265,000        4,265,000

                 PERSIMMON RIDGE GOLF COURSE
                                                    LOC: Fifth Third Bank

                                                      4.490% 04/01/14(c)                          3,080,000        3,080,000

                    PETITTI ENTERPRISE, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 08/01/23(c)                          2,075,000        2,075,000

                PHYSICIANS MEDICAL PLAZA LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/24(c)                            995,600          995,600

                  PIKE STREET PROPERTIES LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/23(c)                          2,395,000        2,395,000

                  PILOT DRIVE PROPERTIES LLC
                                                    LOC: JPMorgan Chase Bank

                                                      4.370% 02/01/35(c)                          8,000,000        8,000,000

                         PINEVIEW ESTATES LC
                                                    LOC: Fifth Third Bank

                                                      4.440% 01/01/23(c)                          3,000,000        3,000,000

                     POMEROY INVESTMENTS LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 06/01/22(c)                          2,275,000        2,275,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
CORPORATE BONDS - (CONTINUED)

                  PRECISION RADIOTHERAPY LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 08/01/18(c)                          2,300,000        2,300,000

     PREMIER ASSET COLLATERALIZED ENTITY LLC

                                                      4.329% 01/17/06(c)(e)                      60,000,000       60,000,000
                                                      4.358% 09/01/06(c)(e)                      50,000,000       49,996,671
                                                      4.379% 09/06/06(c)(e)                      50,000,000       49,996,593
                                                      4.435% 02/15/06(c)(e)                      13,000,000       12,999,763

                         PREVEA CLINIC, INC.
                                                    LOC: Wells Fargo & Co.

                                                      4.440% 12/01/34(c)                          4,000,000        4,000,000

                                   PRL CORP.
                                                    LOC: Fifth Third Bank

                                                      4.370% 07/01/21(c)                          4,898,000        4,898,000

                          PS GREETINGS, INC.
                                                    LOC: ABN AMRO Bank of Chicago

                                                      4.480% 12/01/33(c)                            965,000          965,000

                                      RACERS

                                                      4.390% 08/21/06(c)(e)                     184,000,000      184,000,000

                      RDR INVESTMENT CO. LLC
                                                    LOC: Wachovia Bank

                                                      4.600% 11/01/19(c)                          1,500,000        1,500,000

      RED LION EVANGELICAL ASSOCIATION, INC.
                                                    LOC: Wachovia Bank

                                                      4.600% 01/01/25(c)                          1,085,000        1,085,000

                          REDCAY FUNDING LLC
                                                    LOC: Royal Bank of Scotland

                                                      4.390% 09/01/30(c)                         12,590,000       12,590,000

                                                    LOC: SunTrust Bank:

                                                      4.390% 11/01/25(c)                          2,145,000        2,145,000
                                                      4.390% 10/01/30(c)                          1,675,000        1,675,000

                       RH SHEPPARD CO., INC.
                                                    LOC: Wachovia Bank

                                                      4.400% 06/01/11(c)                         27,380,000       27,380,000

                          ROBB & STUCKY LTD.
                                                    LOC: Wachovia Bank

                                                      4.450% 09/04/18(c)                          8,900,000        8,900,000

                                ROGERS, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/39(c)                          2,835,000        2,835,000

                    ROYCE G. PULLIAM M&A LLC
                                                    LOC: Fifth Third Bank:

                                                      4.380% 08/01/23(c)                          5,700,000        5,700,000
                                                      4.380% 08/01/25(c)                          1,060,000        1,060,000

                             RT ANDERSON LLC
                                                    LOC: Regions Bank

                                                      4.540% 01/01/29(c)                          5,880,000        5,880,000

                         S&S FIRESTONE, INC.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
CORPORATE BONDS - (CONTINUED)
                                                    LOC: JPMorgan Chase Bank

                                                      4.370% 12/01/33(c)                          9,130,000        9,130,000

                                SAHTOOMA LLC
                                                    LOC: Wachovia Bank

                                                      4.500% 04/01/15(c)                          4,100,000        4,100,000

               SCHLITZ PARK ASSOCIATES II LP
                                                    LOC: US Bank N.A.

                                                      4.320% 12/01/21(c)                          6,600,000        6,600,000

                               SCHULTE CORP.
                                                    LOC: Fifth Third Bank

                                                      4.490% 09/01/24(c)                          2,900,000        2,900,000

                 SECURITY SELF-STORAGE, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/35(c)                          2,800,000        2,800,000

                         SEDNA FINANCE, INC.

                                                      4.435% 10/16/06(c)(e)                     194,500,000      194,491,453

                               SERVAAS, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 03/01/13(c)                          5,190,000        5,190,000

                   SEVENTH AVENUE ASSOCIATES
                                                    LOC: National City Bank

                                                      4.380% 01/01/27(c)                          6,595,000        6,595,000

                       SHEPHARD FAMILY TRUST
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.560% 05/01/24(c)                          9,115,000        9,115,000

                        SHEPHERD CAPITAL LLC
                                                    LOC: Wachovia Bank

                                                      4.550% 03/15/49(c)                          1,875,000        1,875,000

                         SIGMA FINANCE, INC.

                                                      4.000% 08/11/06(e)                         15,000,000       14,991,500
                                                      4.430% 05/18/06(c)(e)                     200,000,000      200,000,000
                                                      4.320% 11/16/06(c)(e)                     400,000,000      399,974,026
                                                      4.320% 11/17/06(c)(e)                     100,000,000       99,991,233
                                                      4.320% 11/22/06(c)(e)                     100,000,000       99,991,096
                                                      4.324% 01/27/06(c)(e)                     200,000,000      199,995,738
                                                      4.425% 08/14/06(c)(e)                     100,000,000       99,993,819
                                                      4.430% 05/18/06(c)(e)                     173,000,000      172,993,507
                                                      4.430% 08/17/06(c)(e)                     250,000,000      249,988,365
                                                      4.450% 05/23/06(c)(e)                      50,000,000       49,998,055

                             SJD SERVICE CO.
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/23(c)                          2,745,000        2,745,000

                     SKELETAL PROPERTIES LLC
                                                    LOC: Fifth Third Bank:

                                                      4.490% 11/01/14(c)                          1,820,000        1,820,000
                                                      4.490% 06/01/34(c)                            900,000          900,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                   SLM CORP.

                                                      4.341% 06/30/06(c)                        100,000,000      100,000,000
                                                      4.490% 01/19/07(c)(e)                     162,000,000      162,015,475

                        SMITH OF GEORGIA LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/24(c)                         11,170,000       11,170,000

                                   SMM TRUST

                                                      4.110% 01/10/06(c)(e)                      66,736,000       66,736,000

                           SOUTH BEND MAC LP
                                                    LOC: LaSalle National Bank

                                                      4.350% 12/01/27(c)                          6,832,000        6,832,000

         SOUTH GEORGIA MOTOR SPORTS PARK LLC
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.460% 06/01/24(c)                          3,775,000        3,775,000

                        SOUTHLAND TUBE, INC.
                                                    LOC: Wachovia Bank

                                                      4.580% 06/01/10(c)                          5,375,000        5,375,000

                      SOUTHTOWN PARTNERS LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/44(c)                          1,922,500        1,922,500

                    SPARTAN MEDICAL FACILITY
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/26(c)                          1,500,000        1,500,000

    SPRINGSIDE CORP. EXCHANGE PARTNERS I LLC
                                                    LOC: US Bank N.A.

                                                      4.380% 02/01/36(c)                          2,160,000        2,160,000

                  ST. GEORGE WELLNESS CENTER
                                                    LOC: Northern Trust Co.

                                                      4.300% 09/01/40(c)                         20,000,000       20,000,000

              STANFIELD VICTORIA FUNDING LLC

                                                      4.329% 03/27/06(c)(e)                     100,000,000       99,995,426
                                                      4.329% 04/21/06(c)(e)                     100,000,000       99,993,786
                                                      4.339% 11/27/06(c)(e)                     100,000,000       99,982,162
                                                      4.380% 03/10/06 (e)                       100,000,000       99,998,137

                            STATE CREST LTD.
                                                    LOC: Fifth Third Bank

                                                      4.490% 06/12/23 (c)                         1,200,000        1,200,000

                 STEPHENS & STEPHENS XII LLC
                                                    LOC: Bank of the West

                                                      4.360% 01/01/35(c)                          2,700,000        2,700,000

                    SUMNER MEDICAL PLAZA LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 10/01/10(c)                          3,335,000        3,335,000

                  SUNCOAST BEVERAGE SALES LP
                                                    LOC: Wachovia Bank

                                                      4.430% 06/01/16(c)(e)                      16,720,000       16,720,000

                        SUPREME BEVERAGE CO.
                                                    LOC: AmSouth Bank N.A.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
CORPORATE BONDS - (CONTINUED)

                                                      4.590% 04/01/19(c)                          5,400,000        5,400,000

                                 SUSPA, INC.
                                                    LOC: Fifth Third Bank

                                                      4.540% 02/01/25(c)                            750,000          750,000

                            TACK CAPITAL CO.
                                                    LOC: Wachovia Bank

                                                      4.400% 06/01/31(c)                          9,435,000        9,435,000

                             TALONS LAKE LLC
                                                    LOC: Columbus Bank & Trust Co.

                                                      4.560% 06/01/29(c)                            540,000          540,000

                         TANGO FINANCE CORP.

                                                      4.140% 01/17/06(c)(e)                      20,000,000       20,000,111
                                                      4.300% 11/13/06(c)(e)                      87,000,000       86,992,570
                                                      4.329% 01/17/06(c)(e)                      75,000,000       74,999,670
                                                      4.330% 01/20/06(c)(e)                      50,000,000       49,999,739
                                                      4.360% 08/08/06(c)(e)                      50,000,000       49,997,000
                                                      4.475% 03/22/06(c)(e)                      66,000,000       65,999,277

                             TEMPLE BETH AHM
                                                    LOC: Wachovia Bank

                                                      4.550% 12/01/21(c)                          2,030,000        2,030,000

                      TEXAS DISPOSAL SYSTEMS
                                                    LOC: JPMorgan Chase Bank

                                                      4.330% 05/01/12(c)                          6,700,000        6,700,000

                               TIM-BAR CORP.
                                                    LOC: Wachovia Bank

                                                      4.500% 08/01/07(c)                          4,985,000        4,985,000

                              TIRELESS CORP.
                                                    LOC: Fifth Third Bank

                                                      4.490% 04/01/19(c)                          2,310,000        2,310,000

                    TITAN HOLDINGS GROUP LLC
                                                    LOC: Fifth Third Bank

                                                      4.490% 05/01/12(c)                          1,350,000        1,350,000

                           TURF VALLEY, INC.
                                                    LOC: Wachovia Bank

                                                      4.480% 08/01/14(c)                          7,492,000        7,492,000

                        UNION HOSPITAL, INC.
                                                    LOC: Fifth Third Bank

                                                      4.490% 09/01/25(c)                          2,100,000        2,100,000

                     UNITED STEEL DECK, INC.
                                                    LOC: Wachovia Bank

                                                      4.450% 10/01/14(c)                          6,100,000        6,100,000

                   VALLEYDALE BAPTIST CHURCH
                                                    LOC: AmSouth Bank N.A.

                                                      4.590% 12/01/23(c)                         15,130,000       15,130,000

               VANCOUVER CLINIC BUILDING LLC
                                                    LOC: US Bank N.A.

                                                      4.400% 02/01/25(c)                          5,000,000        5,000,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)       VALUE ($)
CORPORATE BONDS - (CONTINUED)

                      VENEZIA ENTERPRISES LP
                                                    LOC: Wachovia Bank

                                                      4.450% 06/01/21(c)                          3,825,000        3,825,000

                         WELLSTONE MILLS LLC
                                                    LOC: PNC Bank Co.

                                                      4.490% 12/15/24(c)(e)                       9,200,000        9,200,000

                         WEST COAST PACK LLC
                                                    LOC: LaSalle National Bank

                                                      4.360% 07/01/35(c)                          3,400,000        3,400,000

                      WEST RIDGE ENTERPRISES
                                                    LOC: Wachovia Bank

                                                      4.500% 12/01/13(c)                          6,300,000        6,300,000

                   WHISTLEJACKET CAPITAL LLC

                                                      4.320% 05/15/06(c)(e)                      11,000,000       10,999,595
                                                      4.374% 11/09/06(c)(e)                     100,000,000       99,987,178

                      WHITE PINE FINANCE LLC

                                                      4.339% 02/27/06(c)(e)                      45,000,000       44,998,524
                                                      4.339% 04/25/06(c)(e)                      85,000,000       84,997,906
                                                      4.358% 02/06/06(c)(e)                      50,000,000       49,999,531
                                                      4.400% 03/13/06(c)(e)                      50,000,000       49,998,053
                                                      4.420% 08/15/06(c)(e)                     150,000,000      149,981,425
                                                      4.430% 02/15/06(c)(e)                     128,000,000      127,997,389
                                                      4.450% 04/20/06(c)(e)                      50,000,000       49,998,581
                                                      4.561% 04/20/06(c)(e)                       7,000,000        6,999,599

                       WILSON REAL ESTATE II
                                                    LOC: National City Bank

                                                      4.380% 10/01/30(c)                          2,925,000        2,925,000

      WORD OF DELIVERANCE MINISTRIES FOR THE
                                       WORLD
                                                    LOC: Fifth Third Bank

                                                      4.490% 12/01/24(c)                          2,000,000        2,000,000

                         YMBK AT BEAVERCREEK
                                                    LOC: Fifth Third Bank

                                                      4.490% 07/01/30(c)                          4,890,000        4,890,000

                         ZANG SKIDMORE, INC.
                                                    LOC: Fifth Third Bank

                                                      4.400% 09/01/23(c)                          2,100,000        2,100,000

          ZOOLOGICAL SOCIETY OF PHILADELPHIA
                                                    LOC: Wachovia Bank

                                                      4.450% 06/01/18(c)                          8,970,000        8,970,000


                                                        TOTAL CORPORATE BONDS
                                                        (COST OF $16,480,151,233)                             16,480,151,233
CERTIFICATES OF DEPOSIT - 22.7%

                   AMERICAN EXPRESS BANK FSB

                                                      4.440% 04/18/06(c)                        100,500,000      100,500,000

             AMERICAN EXPRESS CENTURION BANK


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
CERTIFICATES OF DEPOSIT - (CONTINUED)

                                                      4.440% 04/18/06(c)                         94,500,000       94,500,000

                  BANK TOKYO MITSUBISHI LTD.

                                                      4.770% 12/29/06                           600,000,000      600,000,000

                    BANK TOKYO MITSUBISHI NY

                                                      4.850% 01/03/07                           480,650,000      480,650,000

                           BARCLAYS BANK PLC

                                                      4.200% 02/17/06(c)                        550,000,000      550,000,000

                                                      4.060% 07/25/06                           250,000,000      250,000,000

                        BARCLAYS BANK PLC NY

                                                      4.453% 06/21/06(c)                         20,000,000       19,998,581

                                      CALYON

                                                      4.220% 01/03/06(c)                        300,000,000      300,000,000

          CANADIAN IMPERIAL BANK OF COMMERCE

                                                      4.803% 12/05/06                            50,000,000       49,991,879
                                                      4.800% 12/05/06                           382,250,000      382,258,555
                                                      4.530% 03/15/08(c)                         20,000,000       20,000,000

                      CITIBANK NEW YORK N.A.

                                                      4.340% 02/17/06                            91,500,000       91,500,000

               CREDIT SUISSE FIRST BOSTON NY

                                                      4.330% 05/10/06(c)                        100,000,000      100,009,928
                                                      4.575% 10/18/06(c)                        800,000,000      800,000,000
                                                      4.750% 11/07/06                           583,000,000      583,000,000

                              DEPFA BANK PLC

                                                      4.800% 12/05/06(c)                        371,250,000      371,250,000
                                                      4.501% 12/15/06(c)                        125,000,000      125,032,594

                            DEUTSCHE BANK NY

                                                      4.010% 02/28/06                           100,000,000      100,000,000
                                                      4.105% 08/25/06                           492,000,000      492,015,434

                  HBOS TREASURY SERVICES PLC

                                                      3.290% 03/15/06                           420,000,000      420,000,000
                                                      3.370% 03/20/06                           175,000,000      175,000,000

               LANDESBANK BADEN-WUERTTEMBERG
                                GIROZENTRALE

                                                      4.467% 09/29/06(c)                         75,000,000       74,971,285

    LANDESBANK HESSEN THURINGEN GIROZENTRALE

                                                      3.250% 02/17/06                           885,000,000      885,000,000
                                                      3.300% 03/10/06                           450,000,000      450,000,000
                                                      3.373% 03/20/06                           250,000,000      250,001,306

                  NATEXIS BANQUES POPULAIRES

                                                      4.000% 02/28/06                           500,000,000      500,000,000
                                                      4.105% 07/31/06                           250,000,000      249,992,813


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)       VALUE ($)
CERTIFICATES OF DEPOSIT - (CONTINUED)

                     ROYAL BANK OF CANADA NY

                                                      4.431% 12/22/06(c)                        453,500,000      453,345,231

                      ROYAL BANK OF SCOTLAND

                                                      4.329% 08/30/06(c)                        200,000,000      199,973,695

                            SOCIETE GENERALE

                                                      4.200% 09/01/06                           500,000,000      500,000,000
                                                      4.250% 09/06/06                           575,000,000      575,000,000

                       SVENSKA HANDELSBANKEN

                                                      4.430% 09/20/06(c)                        800,000,000      799,885,955

                      UNICREDITO ITALIANO NY

                                                      4.005% 02/22/06(c)                        835,000,000      835,005,767
                                                      4.459% 03/28/06(c)                         80,000,000       79,986,530
                                                      4.366% 08/30/06(c)                        380,000,000      380,000,000
                                                      4.490% 10/03/06(c)                        405,000,000      404,954,641

                                US BANK N.A.

                                                      4.310% 02/17/06(c)                         17,000,000       16,999,981

                           WELLS FARGO & CO.

                                                      4.390% 01/12/06(c)                        275,000,000      275,000,000
                                                      4.460% 01/12/07(c)(e)                      10,000,000       10,000,000


                                                        TOTAL CERTIFICATES OF DEPOSIT
                                                        (COST OF $13,045,824,175)                             13,045,824,175
EXTENDIBLE COMMERCIAL NOTES - 5.6%

                   AJAX BAMBINO FUNDING LTD.

                                                      4.150% 01/20/06(b)                        102,000,000      101,776,592

                        BRAHMS FUNDING CORP.

                                                      4.270% 01/18/06(a)(b)                      93,255,000       93,066,962
                                                      4.280% 01/23/06(a)(b)                      70,799,000       70,613,821
                                                      4.280% 01/25/06(a)(b)                     105,193,000      104,892,849
                                                      4.380% 02/06/06(a)(b)                     100,000,000       99,562,000

         CITIBANK CREDIT CARD ISSUANCE TRUST

                                                      3.970% 01/05/06(a)(b)                     200,000,000      199,911,778
                                                      3.970% 01/17/06(a)(b)                      72,145,000       72,014,177

                      GEORGETOWN FUNDING CO.

                                                      4.260% 01/17/06(a)(b)                     303,882,000      303,306,650
                                                      4.270% 01/18/06(a)(b)                     318,740,000      318,097,296

                          HSBC FINANCE CORP.

                                                      4.330% 01/27/06(a)(b)                     150,000,000      149,530,917
                                                      4.330% 01/31/06(a)(b)                     100,000,000       99,639,167
                                                      4.350% 02/21/06(a)                         50,000,000       49,691,875

                         IVORY FUNDING CORP.

                                                      4.000% 01/03/06(a)(b)                       4,735,000        4,733,948

                         KKR PAC FUNDING LLC


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
EXTENDIBLE COMMERCIAL NOTES - (CONTINUED)

                                                      4.350% 01/18/06(a)(b)                     149,422,000      149,115,062

                     MONUMENT GARDEN FUNDING

                                                      (d) 01/12/06(b)                            25,000,000       24,968,681
                                                      4.470% 03/23/06(a)(b)                     225,000,000      222,737,062

                            RAMS FUNDING LLC

                                                      4.400% 01/23/06(a)(b)                     101,464,000      101,191,175

    THORNBURG MORTGAGE CAPITAL RESOURCES LLC

                                                      4.240% 01/17/06(a)(b)                     300,000,000      299,434,667

                                                      4.300% 01/05/06(a)(b)                     200,000,000      199,904,444

                                                      4.320% 01/06/06(a)(b)                     270,000,000      269,838,000

                                                      4.340% 01/12/06(a)(b)                     123,000,000      122,836,888

                                                      4.350% 01/17/06(a)(b)                     200,000,000      199,613,333


                                                        TOTAL EXTENDIBLE COMMERCIAL NOTES
                                                        (COST OF $3,256,477,344)                               3,256,477,344
ASSET-BACKED SECURITIES - 4.9%

                CARLYLE LOAN INVESTMENT LTD.

                                                      4.221% 11/15/06(c)(e)                     125,000,000      125,000,000
                                                      4.551% 01/15/07(c)(e)                      25,000,000       25,000,000

             CHEYNE HIGH GRADE ABS CDO, LTD.

                                                      4.330% 11/10/06(c)(e)                     300,000,000      300,000,000

                   DAVIS SQUARE FUNDING LTD.
                                                    LOC: AIG SunAmerica Institutional Fund II

                                                      4.440% 10/16/38(c)(e)                     150,000,000      150,000,000

                   GRANITE MASTER ISSUER PLC
                                                    LOC: Northern Rock PLC

                                                      4.450% 09/20/54(c)                        250,000,000      250,000,000

                         MOUND FINANCING PLC

                                                      4.379% 11/08/06(c)(e)                     280,000,000      280,000,000

                       PARAGON MORTGAGES PLC
                                                    LOC: Paragon

                                                      4.470% 06/15/41(c)(e)                     620,000,000      620,000,000

                     PERMANENT FINANCING PLC

                                                      4.380% 06/12/06(c)                        330,000,000      330,000,000
                                                      4.380% 03/10/06(c)                        160,000,000      160,000,000

               PUTNAM STRUCTURED PRODUCT CDO

                                                      4.494% 11/25/05(c)(e)                      50,000,000       50,000,000

             RESIDENTIAL MORTGAGE SECURITIES
                                                    LOC: Barclays Bank PLC

                                                      4.452% 05/13/27(c)(e)                      39,401,733       39,401,733

                                    RMAC PLC
                                                    LOC: AMBAC

                                                      4.440% 12/12/25(c)(e)                     116,857,256      116,857,257

                    SATURN VENTURES II, INC.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
ASSET-BACKED SECURITIES - (CONTINUED)

                                                      4.391% 05/08/06(b)(c)                     100,000,000      100,000,000

                              STRIPS III LLC

                                                      4.429% 02/24/06(b)(c)                      39,276,682       39,276,682

                 WHITEHAWK CDO FUNDING, LTD.

                                                      4.511% 06/15/06(c)(e)                      90,000,000       90,000,000

                        WINSTON FUNDING LTD.

                                                      4.431% 04/23/09(c)(e)                     121,400,000      121,400,000


                                                        TOTAL ASSET-BACKED SECURITIES
                                                        (COST OF $2,796,935,672)                               2,796,935,672
MUNICIPAL BONDS - 2.5%

ALABAMA - 0.1%

       AL ALBERTVILLE INDUSTRIAL DEVELOPMENT
                                      BOARD
                                                    Mitchell Grocery Group,
                                                      Series 2004,
                                                        LOC: Regions Bank

                                                        4.420% 05/01/24(c)                        8,055,000        8,055,000

                           AL CITY OF ATMORE
                                                    Series 2004,
                                                      LOC: Wachovia Bank N.A.

                                                        4.450% 01/01/34(c)                        2,655,000        2,655,000

                               AL MONTGOMERY
                                                    Series 2003,
                                                      LOC: SouthTrust Bank N.A.

                                                        4.390% 11/01/23(c)                        7,500,000        7,500,000

        AL PELL CITY SPECIAL CARE FACILITIES
                         FINANCING AUTHORITY
                                                    Noland Health Services, Inc.,
                                                      Series 2004,
                                                        LOC: Allied Irish Bank LLC

                                                        4.380% 12/01/34(c)                       18,500,000       18,500,000

                    AL UNIVERSITY OF ALABAMA
                                                    Series 2004 B,
                                                      Insured: MBIA,
                                                        SPA: SouthTrust Bank N.A.

                                                        4.390% 07/01/09(c)                        5,640,000        5,640,000

                                                                                              ALABAMA TOTAL       42,350,000

ARKANSAS - 0.0%

     AK NORTHWEST REGIONAL AIRPORT AUTHORITY
                                                    Series 2004 C,
                                                      LOC: Regions Bank

                                                        4.390% 02/01/21(c)                       16,000,000       16,000,000

                                                                                             ARKANSAS TOTAL       16,000,000

CALIFORNIA - 0.3%

     CA ABAG FINANCE AUTHORITY FOR NONPROFIT
                                      CORPS.
                                                    Gaia Building LLC,
                                                      Series 2000,
                                                        LOC: FNMA

                                                        4.450% 09/15/32(c)                        2,375,000        2,375,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

     CA ACCESS TO LOANS FOR LEARNING STUDENT
                                       CORP.
                                                    Series 2001 II-A-6,
                                                      LOC: State Street Bank & Trust Co.

                                                          4.330% 07/01/36(a)                     12,300,000       12,300,000

         CA EDUCATIONAL FACILITIES AUTHORITY
                                     REVENUE
                                                    University of Judaism,
                                                      Series 1998 B,
                                                          LOC: Allied Irish Bank

                                                          4.500% 12/01/28(c)                      5,900,000        5,900,000

        CA LOS ANGELES DEPARTMENT OF WATER &
                                       POWER
                                                    Waterworks Revenue,
                                                      Series 2004 B-1,
                                                        SPA: Dexia Credit Local

                                                        4.450% 07/01/25(c)                       57,210,000       57,210,000
                                                    Waterworks Revenue,
                                                      Series 2004 B-2,

                                                        4.450% 07/01/25(c)                       25,000,000       25,000,000

         CA ORANGE COUNTY BOARD OF EDUCATION
               CERTIFICATES OF PARTICIPATION
                                                    Series 2002,
                                                      Insured: FSA,
                                                          SPA: Dexia Credit Local

                                                          4.380% 06/01/32(c)                     17,600,000       17,600,000

    CA SAN DIEGO METROPOLITAN TRANSPORTATION
                           DEVELOPMENT BOARD
                                                    Series 2004 B,
                                                      Insured: MBIA,
                                                        SPA: Dexia Credit Local

                                                        4.380% 12/01/33(c)                       17,595,000       17,595,000

    CA SAN JOSE REDEVELOPMENT AGENCY REVENUE
                                                    Series 2003 A,
                                                      LOC: JPMorgan Chase Bank

                                                        4.450% 08/01/28(c)                       22,500,000       22,500,000

                     CA SANTA ROSA RANCHERIA
                                                    Series 2004,
                                                      LOC: Bank One N.A.,

                                                        4.450% 09/01/19(c)                       22,000,000       22,000,000

                                                                                                 CALIFORNIA
                                                                                                      TOTAL      182,480,000

COLORADO - 0.2%

     CO DENVER CITY & COUNTY CERTIFICATES OF
                               PARTICIPATION
                                                    Series 2002 B,
                                                      LOC: JPMorgan Chase Bank

                                                        4.320% 12/01/21(c)                        1,000,000        1,000,000

              CO HOUSING & FINANCE AUTHORITY
                                                    Series 2003 B-2,
                                                      SPA: JPMorgan Chase Bank

                                                        4.450% 11/01/32(c)                       31,125,000       31,125,000
                                                    Series 2003 I-A-1,
                                                      SPA: FHLMC


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

COLORADO - (CONTINUED)

                                                        4.450% 10/01/33(c)                       19,500,000       19,500,000
                                                    Series 2003,
                                                      SPA: JPMorgan Chase Bank

                                                        4.450% 11/01/33(c)                       46,320,000       46,320,000
                                                    Series 2004 I-A1,
                                                      SPA: Dexia Credit Local

                                                        4.450% 11/01/34(c)                       26,420,000       26,420,000

                                                                                             COLORADO TOTAL      124,365,000

CONNECTICUT - 0.0%

           CT INDUSTRIAL DEVELOPMENT REVENUE
                                                    Series 2002,
                                                      LOC: Wachovia Bank N.A.

                                                        4.450% 01/01/10(c)                        8,160,000        8,160,000

                                                                                          CONNECTICUT TOTAL        8,160,000

DISTRICT OF COLUMBIA - 0.0%

                                    DC STATE
                                                    National Association of Realtors,
                                                      Series 2003 B,
                                                        LOC: SunTrust Bank

                                                        4.350% 12/01/23(c)                       13,500,000       13,500,000

                                                                                                DISTRICT OF
                                                                                             COLUMBIA TOTAL       13,500,000

FLORIDA - 0.3%

                                FL HOMESTEAD
                                                    Series 2003,
                                                      LOC: SunTrust Bank

                                                        4.350% 11/01/18(c)                        6,290,000        6,290,000

                   FL HOUSING FINANCE AGENCY
                                                    Series 1993,
                                                      Insured: MBIA,
                                                        SBPA: Westdeutsche Landesbank

                                                        4.380% 01/01/34(c)                       35,000,000       35,000,000

                    FL HOUSING FINANCE CORP.
                                                    Series 1999 A,
                                                      Insured: MBIA,
                                                        SPA: Westdeutsche Landesbank,

                                                        4.380% 01/01/44(c)                       25,000,000       25,000,000
                                                    Series 2000 A,
                                                      Insured: AMBAC,
                                                        SPA: Westdeutsche Landesbank,

                                                        4.380% 01/01/45(c)                       39,550,000       39,550,000
                                                    Series 2002 A,
                                                      Insured: AMBAC,
                                                        SPA: Dexia Credit Local

                                                        4.450% 01/01/47(c)                       42,000,000       42,000,000
                                                    Waterford Pointe Apartments Ltd.,
                                                      Series E-2,
                                                        LOC: FNMA

                                                        4.430% 02/15/33(c)                        1,150,000        1,150,000

                                                                                              FLORIDA TOTAL      148,990,000

GEORGIA - 0.1%

          GA ATHENS CLARKE COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                    Leucadia, Inc. Project,


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

GEORGIA - (CONTINUED)
                                                      LOC: First Citizens Bank And Trust

                                                        4.430% 07/01/07(c)                        5,000,000        5,000,000

      GA BURKE COUNTY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                    Fleetguard, Inc.,
                                                      Series 2003,
                                                    Emory University,
                                                        LOC: Fifth Third Bank

                                                        4.380% 08/01/18(c)                        1,425,000        1,425,000

           GA COLUMBUS DEVELOPMENT AUTHORITY
                                                    Sunbelt-Columbus LLC,
                                                      Series 2003,
                                                        LOC: Regions Bank

                                                        4.440% 08/01/23(c)                        3,400,000        3,400,000
                                                    Woodmont Properties,
                                                      Series 2004,
                                                        LOC: Columbia Bank & Trust

                                                        4.440% 12/01/24(c)                        6,360,000        6,360,000

     GA DE KALB COUNTY DEVELOPMENT AUTHORITY
                                                    Series 1995 B,

                                                        4.380% 11/01/25(c)                       12,170,000       12,170,000

          GA PRIVATE COLLEGES & UNIVERSITIES
                                   AUTHORITY
                                                    Emory University,
                                                      Series 1999 B,

                                                        4.380% 11/01/29(c)                        9,350,000        9,350,000

      GA TALBOT COUNTY DEVELOPMENT AUTHORITY
              INDUSTRIAL DEVELOPMENT REVENUE
                                                    Junction City Mining Co., LLC,
                                                      Series 2000,
                                                        LOC: Wachovia Bank N.V.

                                                        4.480% 03/01/13(c)                       11,760,000       11,760,000

                                                                                                    GEORGIA
                                                                                                      TOTAL       49,465,000

ILLINOIS - 0.1%

           IL CHICAGO MIDWAY AIRPORT REVENUE
                                                    Series 2002 A,
                                                      Insured: FSA,
                                                        SPA: JPMorgan Chase Bank,

                                                        4.450% 01/01/21(c)                       19,400,000       19,400,000

                        IL FINANCE AUTHORITY
                                                    Midwest Molding, Inc.,
                                                      Series 2005,
                                                        LOC: Federal Home Loan Bank

                                                        4.460% 07/01/40(c)                        7,000,000        7,000,000

                   IL MEMORIAL HEALTH SYSTEM
                                                    Memorial Health System,
                                                      Series 2004,
                                                        LOC: JPMorgan Chase Bank

                                                        4.380% 10/01/24(c)                       20,780,000       20,780,000

           IL UPPER RIVER VALLEY DEVELOPMENT
    AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE
                                                    Series 2003 B,
                                                      LOC: LaSalle Bank N.A.,

                                                        4.420% 06/01/17(c)                        2,600,000        2,600,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)

              IL WINNEBAGO COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                    Series 2001, AMT,
                                                      LOC: Alpine Bank of Illinois,
                                                        LOC: Federal Home Loan Bank

                                                        4.470% 04/01/26(c)                        4,000,000        4,000,000

                                                                                             ILLINOIS TOTAL       53,780,000

INDIANA - 0.0%

            IN DEVELOPMENT FINANCE AUTHORITY
              INDUSTRIAL DEVELOPMENT REVENUE
                                                    Series 2003 B,
                                                      LOC: Fifth Third Bank

                                                        4.380% 07/01/23(c)                        1,000,000        1,000,000

       IN MICHIGAN CITY ECONOMIC DEVELOPMENT
                                     REVENUE
                                                    Consolidated Biscuit Co.,
                                                      Series 1998,
                                                        LOC: Fifth Third Bank

                                                        4.380% 10/01/13(c)                        1,920,000        1,920,000

                                                                                              INDIANA TOTAL        2,920,000

KANSAS - 0.0%

         KS MANHATTAN INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                    Series 2003,
                                                      LOC: Harris Trust Company of California

                                                        4.430% 04/01/28(c)                        7,200,000        7,200,000

                                                                                               KANSAS TOTAL        7,200,000

KENTUCKY - 0.0%

    KY COVINGTON INDUSTRIAL BUILDING REVENUE
                                                    Series 2004,
                                                      LOC: Fifth Third Bank

                                                        4.380% 10/01/27(c)                        2,090,000        2,090,000

            KY HENDERSON REGIONAL INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                    Series 2003,
                                                      LOC: Fifth Third Bank

                                                        4.380% 07/01/23(c)                        1,670,000        1,670,000

      KY PIONEER VILLAGE INDUSTRIAL BUILDING
                                     REVENUE
                                                    Series 2003 B,
                                                      LOC: Fifth Third Bank

                                                        4.380% 08/01/23(c)                        1,915,000        1,915,000

        KY WEBSTER COUNTY INDUSTRIAL REVENUE
                                                    Green River Collieries LLC,
                                                      Series 2004,
                                                        LOC: Regions Bank

                                                        4.460% 11/01/24(c)                        7,800,000        7,800,000

                                                                                             KENTUCKY TOTAL       13,475,000

LOUISIANA - 0.1%

              LA NEW ORLEANS PENSION REVENUE
                                                    Series 2000,
                                                      Insured: AMBAC,
                                                        SPA: Bank One Louisiana


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

LOUISIANA - (CONTINUED)

                                                      4.700% 09/01/30(c)                         46,394,000       46,394,000

                                                                                            LOUISIANA TOTAL       46,394,000

MARYLAND - 0.1%

          MD BALTIMORE COMMUNITY DEVELOPMENT
                             FINANCING CORP.
                                                    Series 2000,
                                                      Insured: MBIA,
                                                        LIQ FAC: First Union National Bank

                                                        4.450% 08/15/30(c)                       21,910,000       21,910,000

                                MD BALTIMORE
                                                    Series 2002,
                                                      Insured: FGIC,
                                                        SPA: Dexia Credit Local

                                                        4.440% 07/01/32(c)                       22,920,000       22,920,000

              MD HEALTH & HIGHER EDUCATIONAL
                        FACILITIES AUTHORITY
                                                    Charlestown Community, Inc.,
                                                      Series 1998 B,
                                                        LOC: First Union National Bank

                                                        4.400% 01/01/28(c)                        8,705,000        8,705,000
                                                    Glen Meadows Retirement Community,
                                                      Series 1999 B,
                                                        LOC: Wachovia Bank N.A.

                                                        4.380% 07/01/29(c)                       11,870,000       11,870,000

         MD INDUSTRIAL DEVELOPMENT FINANCING
                                   AUTHORITY
                                                    Series 1998,
                                                      LOC: Wachovia Bank N.A.

                                                        4.500% 08/01/18(c)                        2,265,000        2,265,000

                                                                                             MARYLAND TOTAL       67,670,000

MASSACHUSETTS - 0.1%

             MA DEVELOPMENT FINANCING AGENCY
                                                    Whalers Cove LP,
                                                      Series 2001 B,
                                                        LOC: Wachovia Bank N.A.

                                                        4.600% 09/01/34(c)                        1,750,000        1,750,000

   MA HOUSING FINANCE AGENCY HOUSING REVENUE
                                                    Avalon Upper Falls LLC,
                                                      Series 2004 A,
                                                        LOC: JPMorgan Chase Bank

                                                        4.450% 12/01/34(c)                        4,700,000        4,700,000
                                                    Avalonbay Ledges, Inc.,
                                                      Series 2004 A,
                                                        LOC: JPMorgan Chase Bank

                                                        4.450% 06/01/34(c)                       19,290,000       19,290,000

                                                                                              MASSACHUSETTS
                                                                                                      TOTAL       25,740,000

MICHIGAN - 0.0%

            MI HOUSING DEVELOPMENT AUTHORITY
                                                    Canterbury Apartments Kalamazoo,
                                                      Series 2003,
                                                        LOC: FHLB


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MICHIGAN - (CONTINUED)

                                                      4.510% 06/01/38(c)                            950,000          950,000

                                                                                             MICHIGAN TOTAL          950,000

MINNESOTA - 0.0%

    MN HIGHER EDUCATION FACILITIES AUTHORITY
                                                    Concordia University,
                                                      Series 2003,
                                                        LOC: U.S. Bank N.A.

                                                        4.440% 04/01/27(c)                        6,700,000        6,700,000

         MN LAKE CITY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                    Valley Craft, Inc.,
                                                      Series 1997,
                                                        LOC: US Bank Trust N.A.

                                                        4.480% 10/01/17(c)                        2,000,000        2,000,000

       MN PLYMOUTH HEALTH FACILITIES REVENUE
                                                    Healthspan Health System,
                                                      Series 1994 B,
                                                        Insured: FSA,
                                                          SPA: U.S. Bank Trust N.A.

                                                        4.380% 06/01/24(c)                        7,350,000        7,350,000

                                                                                            MINNESOTA TOTAL       16,050,000

MISSISSIPPI - 0.1%

                   MS BUSINESS FINANCE CORP.
                                                    Series 1997 B,
                                                      LOC: First Union National Bank

                                                        4.500% 04/01/22(c)                        9,305,000        9,305,000
                                                    Series 2005,
                                                      LOC: Wachovia Bank N.A.

                                                        4.460% 01/14/15(c)                       10,000,000       10,000,000
                                                    Telepak, Inc.,
                                                      Series 2000,
                                                        LOC: First Union National Bank

                                                        4.400% 09/01/15(c)                       15,000,000       15,000,000

              MS PEARL URBAN RENEWAL REVENUE
                                                    Bloomfield Equities LLC,
                                                      Series 2004 A,
                                                        LOC: First Tennessee Bank

                                                        4.390% 11/01/19(c)                       41,050,000       41,050,000

                                                                                          MISSISSIPPI TOTAL       75,355,000

MISSOURI - 0.1%

      MO KANSAS CITY TAX INCREMENT FINANCING
                                  COMMISSION
                                                    Series 2005,
                                                      LOC: LaSalle National Bank

                                                        4.400% 11/01/28(c)                       36,170,000       36,170,000

                                                                                             MISSOURI TOTAL       36,170,000

NEW JERSEY - 0.0%

           NJ ECONOMIC DEVELOPMENT AUTHORITY
                                                    Melrich Road Development Co. LLC,
                                                      Series 2002 B,
                                                        LOC: Wachovia Bank N.A.


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW JERSEY - (CONTINUED)

                                                      4.600% 05/01/09(c)                            650,000          650,000

                                                                                           NEW JERSEY TOTAL          650,000

NEW YORK - 0.2%

    NY CLINTON COUNTY INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                    Series 1997 A,
                                                      LOC: Marine Midland Bank

                                                        3.850% 12/01/10(c)                        2,300,000        2,300,000

             NY DORMITORY AUTHORITY REVENUES
                                                    Series 2005 A,
                                                      Insured: MBIA,
                                                        LOC: Dexia Credit Local

                                                        4.460% 12/15/14(c)                       12,490,000       12,490,000

                   NY HOUSING FINANCE AGENCY
                                                    1010 Sixth Associates LLC,
                                                      Series 2000 B,
                                                        LOC: FNMA

                                                        4.480% 05/15/33(c)                       22,300,000       22,300,000
                                                    23rd Chelsea Associates,
                                                      Series 2001 B,
                                                        LOC: FNMA

                                                        4.480% 05/15/33(c)                        8,000,000        8,000,000
                                                    Series 2004 B,
                                                      LOC: JPMorgan Chase Bank

                                                        4.450% 11/01/36(c)                        7,500,000        7,500,000

        NY NEW YORK CITY HOUSING DEVELOPMENT
                                       CORP.
                                                    155 West 21st Street LLC,
                                                      Series 2005 B,
                                                        LOC: Bank of New York

                                                        4.400% 05/01/38(c)                        4,800,000        4,800,000
                                                    200 West 26 LLC & 220 West 26 LLC,
                                                      Series 2002,
                                                        LOC: Bayerische Landesbank

                                                        4.400% 06/01/33(c)                       20,465,000       20,465,000

                                                                                             NEW YORK TOTAL       77,855,000

NORTH CAROLINA - 0.0%

               NC DOWNTOWN RENAISSANCE, INC.
                                                    Imperial Centre Partners LP,
                                                      Series 2004,
                                                        LOC: RBC Centura Bank

                                                        4.360% 02/01/25(c)                       10,200,000       10,200,000

      NC WAKE COUNTY INDUSTRIAL FACILITIES &
       POLLUTION CONTROL FINANCING AUTHORITY
                                                    Series 1997 A,
                                                      LOC: First Union National Bank

                                                        4.400% 04/01/18(c)                        2,635,000        2,635,000

                                                                                                      NORTH
                                                                                             CAROLINA TOTAL       12,835,000

PENNSYLVANIA - 0.0%

                     PA DONEGAL CROSSING LLC
                                                    Series 2002,
                                                      LOC: Federal Home Loan Bank


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)         VALUE ($)

MUNICIPAL BONDS - (CONTINUED)

PENNSYLVANIA - (CONTINUED)

                                                      4.380% 08/15/27(c)                         13,380,000       13,380,000

                                                                                               PENNSYLVANIA
                                                                                                      TOTAL       13,380,000

SOUTH CAROLINA - 0.0%

      SC JOBS-ECONOMIC DEVELOPMENT AUTHORITY
                                                    Cannon Memorial Hospital,
                                                      Series 2004 B,
                                                        LOC: National Bank of South Carolina

                                                        4.460% 06/01/09(c)                          810,000          810,000

                                                                                                      SOUTH
                                                                                             CAROLINA TOTAL          810,000

TENNESSEE - 0.0%

         TN COFFEE COUNTY REVENUE INDUSTRIAL
                                 BOARD, INC.
                                                    Stamtec, Inc.,
                                                      Series 1999,
                                                        LOC: JPMorgan Chase Bank

                                                        4.500% 09/01/14(c)                        1,760,000        1,760,000

               TN HAMILTON COUNTY INDUSTRIAL
    DEVELOPMENT BOARD INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                    Series 1999,
                                                      LOC: First Union National Bank

                                                        4.550% 02/01/14(c)                        3,650,000        3,650,000

     TN MEMPHIS HEALTH EDUCATIONAL & HOUSING
                            FACILITIES BOARD
                                                    Series 2003 B,
                                                      LOC: First Tennessee Bank

                                                        4.600% 01/01/35(c)                          450,000          450,000

                                                                                            TENNESSEE TOTAL        5,860,000

TEXAS - 0.3%

   TX HARRIS COUNTY-HOUSTON SPORTS AUTHORITY
                                                    Series 2001 D,
                                                      Insured: MBIA,
                                                        SPA: Morgan Guaranty Trust

                                                        4.410% 11/15/30(c)                       43,185,000       43,185,000

   TX NORTH TEXAS HIGHER EDUCATION AUTHORITY
                                                    United Student Aid Funds, Inc.,
                                                      Series 2005 B,
                                                        Insured: AMBAC,
                                                          LOC: DEPFA Bank PLC

                                                        4.380% 12/01/44(c)                       30,000,000       30,000,000

   TX SAN ANTONIO EDUCATION FACILITIES CORP.
                                                    St. Anthony Catholic High
                                                      School, Series 2003 B,
                                                        LOC: Bank One N.A.

                                                        4.380% 12/01/23(c)                          810,000          810,000

                                    TX STATE
                                                    Series 1994 A-2,
                                                      SPA: DEPFA Bank PLC:

                                                        4.380% 12/01/09(c)                       21,395,000       21,395,000

                                                        4.400% 12/01/33(c)                       46,100,000       46,100,000
                                                    Series 1997 B-2,
                                                      SPA: DEPFA Bank PLC


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS - (CONTINUED)
                                                        LOC: DEPFA Bank PLC

                                                        4.400% 12/01/29(c)                       15,000,000       15,000,000
                                                    Series 2003,:
                                                      LOC: Dexia Credit Local

                                                        4.380% 06/01/21(c)                        1,683,000        1,683,000
                                                      SPA: State Street Bank & Trust Co.

                                                        4.450% 12/01/23(c)                        9,085,000        9,085,000
                                                    Series 2004,
                                                      SPA: Dexia Credit Local

                                                        4.400% 12/01/24(c)                       17,600,000       17,600,000

                                                                                                      TEXAS
                                                                                                      TOTAL      184,858,000

UTAH - 0.0%

    UT BOARD OF REGENTS STUDENT LOAN REVENUE
                                                    Series 2005 X,
                                                      Insured: AMBAC,

                                                        4.380% 11/01/44                          17,000,000    17,000,000(c)

                                                                                                 UTAH TOTAL       17,000,000

VIRGINIA - 0.3%

            VA HOUSING DEVELOPMENT AUTHORITY
                                                    Series 1996 E,

                                                        4.450% 01/01/46(c)                      140,000,000      140,000,000

         VA RICHMOND REDEVELOPMENT & HOUSING
                                   AUTHORITY
                                                    Series 1995 B,
                                                      LOC : Wachovia Bank N.A.

                                                        4.300% 12/01/25(c)                        2,310,000        2,310,000

                                                                                             VIRGINIA TOTAL      142,310,000

WASHINGTON - 0.0%

               WA HOUSING FINANCE COMMISSION
                                                    MWSH Arlinton LLC,
                                                      Series 2003 B,
                                                        LOC: US Bank N.A.

                                                        4.440% 11/01/36(c)                        3,175,000        3,175,000
                                                    Rainier Court Associates LLC,
                                                      Series 2003 B,
                                                        Insured: FNMA

                                                        4.440% 12/15/36(c)                        4,250,000        4,250,000

                                                                                           WASHINGTON TOTAL        7,425,000

WISCONSIN - 0.1%

                       WI HEART HOSPITAL LLC
                                                    Prairie Lakes Apartments,
                                                      Series 2003,
                                                        LOC: Bank One N.A.,

                                                        4.480% 11/01/23(c)                       18,000,000       18,000,000

           WI HOUSING & ECONOMIC DEVELOPMENT
                                   AUTHORITY
                                                    Series 2003 D,
                                                      SPA: Westdeutsche Landsbank


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)        VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

WISCONSIN - (CONTINUED)

                                                      4.480% 03/01/28(c)                         19,160,000       19,160,000

                                                                                            WISCONSIN TOTAL       37,160,000

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $1,431,157,000)                               1,431,157,000
FUNDING AGREEMENTS - 1.7%

      GENERAL ELECTRIC CAPITAL ASSURANCE CO.

                                                      4.440% 05/16/06(c)(f)(g)                  100,000,000      100,000,000

        JACKSON NATIONAL LIFE GLOBAL FUNDING

                                                      4.580% 01/01/50(c)(f)(g)                   50,000,000       50,000,000

                             MONUMENTAL LIFE

                                                      4.440% 08/22/06(c)(f)(g)                  300,000,000      300,000,000

      TRANSAMERICA OCCIDENTAL LIFE INSURANCE
                                         CO.

                                                      4.210% 08/29/06(c)(f)(g)                  100,000,000      100,000,000
                                                      4.380% 08/29/06(c)(f)(g)                   20,000,000       20,000,000
                                                      4.470% 08/29/06(c)(f)(g)                  125,000,000      125,000,000
                                                      4.530% 08/29/06(c)(f)(g)                  117,000,000      117,000,000

                         TRAVELERS INSURANCE

                                                      4.330% 07/27/06(c)(f)(g)                  182,000,000      182,000,000

                                                        TOTAL FUNDING AGREEMENTS
                                                        (COST OF $994,000,000)                                   994,000,000
U.S. GOVERNMENT OBLIGATIONS - 0.0%

       FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                                      4.000% 01/03/06(a)                         13,000,000       12,997,111


                                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                        (COST OF $12,997,111)                                     12,997,111
                                                                                                  PAR ($)
REPURCHASE AGREEMENTS - 2.6%

                                                        Repurchase agreement
                                                         with Credit Suisse
                                                         First Boston, dated
                                                         12/30/05, due on
                                                         01/03/06, at 4.300%
                                                         collateralized by
                                                         corporate bonds with
                                                         maturities to
                                                         10/20/50, market
                                                         value $515,002,883
                                                         (repurchase
                                                         proceeds $500,238,889)                 500,000,000      500,000,000

                                                        Repurchase agreement
                                                         with Deutsche Bank
                                                         Securities, dated
                                                         12/30/05, due on
                                                         01/03/06, at 4.320%
                                                         collateralized by
                                                         corporate bonds and
                                                         asset-backed
                                                         securities with
                                                         maturities to
                                                         09/30/53, market
                                                         value $515,000,001
                                                         (repurchase
                                                         proceeds $500,240,000)                 500,000,000      500,000,000


________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                                                                  PAR ($)       VALUE ($)
REPURCHASE AGREEEMENTS - (CONTINUED)

                                                        Repurchase agreement with Goldman
                                                         Sachs & Co., dated 12/30/05,
                                                         due on 01/03/06, at 4.340%
                                                         collateralized by commercial
                                                         papers with maturities to
                                                         01/31/06, market value
                                                         $517,410,917 (repurchase
                                                         proceeds $507,503,612)                 507,259,000      507,259,000


                                                        TOTAL REPURCHASE AGREEMENTS
                                                        (COST OF $1,507,259,000)                               1,507,259,000


                                                        TOTAL INVESTMENTS - 99.7%
                                                        (COST OF $57,398,409,943)(H)                          57,398,409,943


                                                        OTHER ASSETS & LIABILITIES, NET - 0.3%                   146,648,473


                                                        NET ASSETS - 100.0%                                   57,545,058,416


                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *   Security Valuation:

                                                        Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

                                                        (a) The rate shown represents the annualized yield at the date of purchase.

                                                        (b) Security exempt from registration under Section 4(2) of the Securities
                                                            Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule
                                                            144A under the Securities Act of 1933. At December 31, 2005, these securities, which did not include any illiquid securities except the following, amounted to $19,999,859,302, which represents 34.8% of net assets.




                                                                                                  ACQUISITION    ACQUISITION
                                                             SECURITY                                DATE            COST
                                                             -----------------------------------------------------------------
                                                             Saturn Ventures II, Inc.              11/07/05     $  100,000,000
                                                               4.391% 05/08/06
                                                             Goldman Sachs Group, Inc.
                                                               4.502% 09/13/07                     03/07/05        510,000,000
                                                               4.570% 04/21/06                     07/19/05        430,000,000
                                                                                                                --------------
                                                                                                                $1,040,000,000
                                                                                                                ==============



                                                        (c) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

                                                        (d) Zero coupon bond.

________________________________________________________________________________

December 31, 2005 (Unaudited)                             Columbia Cash Reserves



                                                        (e) Security exempt from registration pursuant to Rule 144A under the
                                                            Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
                                                            December 31, 2005, these securities, which did not include any illiquid securities except the following, amounted to $12,300,638,462, which represents21.4% of net assets.


                                                                                                 ACQUISITION    ACQUISITION
                                                            SECURITY                                DATE            COST
                                                            -----------------------------------------------------------------
                                                            Carlyle Loan Investment Ltd.          10/18/05     $  125,000,000
                                                              4.221% 11/15/06
                                                            Corsair Trust
                                                              4.627% 06/30/06                     06/20/05        300,000,000
                                                            Davis Square Funding Ltd.
                                                              4.440% 10/16/38                     10/15/03        150,000,000
                                                            New Media Technology LLC
                                                              4.420 10/01/35                      11/01/05         20,000,000
                                                            Putnam Structured Product CDO
                                                              4.494% 11/25/05                     11/22/02         50,000,000
                                                            Racers
                                                              4.390% 08/21/06                     08/29/05        184,000,000
                                                            Winston Funding Ltd.
                                                              4.431% 04/23/09                     05/28/03        121,400,000
                                                                                                               --------------
                                                                                                               $  950,400,000
                                                                                                               ==============


                                                        (f) Illiquid security.

                                                        (g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

                                                        (h) Cost for federal income tax purposes is $57,398,409,943.



                                                        ACRONYM    NAME
                                                        -------    ----
                                                        AMBAC      Ambac Assurance Corp.
                                                        AMT        Alternative Minimum Tax
                                                        CIFG       CIFG Assurance North America, Inc.
                                                        FGIC       Financial Guaranty Insurance Co.
                                                        FHLB       Federal Home Loan Bank
                                                        FHLMC      Federal Home Loan Mortgage Corp.
                                                        FNMA       Federal National Mortgage Association
                                                        FSA        Financial Security Assurance, Inc.
                                                        LIQ FAC    Liquidity Facility
                                                        LOC        Letter of Credit
                                                        MBIA       MBIA Insurance Corp.
                                                        SBPA       Stand-by Bond Purchase Agreement
                                                        SPA        Stand-by Purchase Agreement


INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 98.9%

EDUCATION - 5.2%

         EDUCATION - 2.9%

                DC HOWARD UNIVERSITY REVENUE
                                                  Refunding,
                                                    Series 1996,
                                                      Insured: MBIA,

                                                      5.750% 10/01/17                             3,985,000        4,132,405

         IL EDUCATIONAL FACILITIES AUTHORITY
         STUDENT HOUSING ADVANCEMENT FUNDING
                                     REVENUE
                                                  University Center Project,
                                                    Series 2002,

                                                      6.625% 05/01/17                             4,500,000        5,033,790

           IN IVY TECH STATE COLLEGE REVENUE
                                                  Series 1997 E,
                                                    Insured: AMBAC,

                                                      5.125% 07/01/12                             2,000,000        2,081,000

            IN ST. JOSEPH COUNTY EDUCATIONAL
                          FACILITIES REVENUE
                                                  University of Notre Dame - Du Lac Project,
                                                    Series 1996,

                                                      5.500% 03/01/26                             2,000,000        2,046,140

            TX UNIVERSITY OF TEXAS PERMANENT
          UNIVERSITY FUND FINANCE DEPARTMENT
                                     REVENUE
                                                  Refunding,
                                                    Series 2004 B,

                                                      5.000% 07/01/26                             2,500,000        2,618,100

      TX UNIVERSITY SYSTEM FINANCING REVENUE
                                                  Refunding,
                                                    Series 2002,
                                                      Insured: FSA,

                                                      5.000% 03/15/17                             1,500,000        1,585,665

                                                                                            Education Total       17,497,100

         STUDENT LOAN - 2.3%

             IA STUDENT LOAN LIQUIDITY CORP.
                                                  Series 1998 J, AMT,
                                                    Insured: AMBAC,

                                                      4.800% 06/01/09                             2,750,000        2,828,705

         WY STUDENT LOAN CORPORATION REVENUE
                                   REFUNDING
                                                  Refunding,
                                                  Series 1999 A,

                                                      6.250% 06/01/29                            10,000,000       10,661,100

                                                                                         Student Loan Total       13,489,805

                                                                                            EDUCATION TOTAL       30,986,905

HEALTH CARE - 14.8%

         HEALTH SERVICES - 0.6%

         MN MINNEAPOLIS & ST. PAUL HOUSING &
         REDEVELOPMENT AUTHORITY HEALTH CARE
                             SYSTEMS REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HEALTH SERVICES - (CONTINUED)
                                                  Health Partners Obligation Group Project,
                                                    Series 2003:

                                                      5.250% 12/01/16                             1,250,000        1,323,950

                                                      6.000% 12/01/17                             1,650,000        1,825,098

                                                                                      Health Services Total        3,149,048

         HOSPITALS - 14.2%

         AL HUNTSVILLE HEALTH CARE AUTHORITY
                                     REVENUE
                                                  Series 2003 A,

                                                      5.750% 06/01/31                             5,000,000        5,276,500

    AZ UNIVERSITY MEDICAL CENTER CORPORATION
                            HOSPITAL REVENUE
                                                  Refunding,
                                                    Series 2004,

                                                      5.250% 07/01/13                             1,000,000        1,065,650

      CO HEALTH FACILITIES AUTHORITY REVENUE
                                                  Catholic Health Initiatives,
                                                    Series 2002 A,

                                                      5.000% 03/01/11                             1,350,000        1,427,517

      CT STATE HEALTH & EDUCATIONAL FACILITY
                                   AUTHORITY
                                                  Unrefunded Balance,

                                                      6.000% 07/01/25                             1,740,000        1,889,918

          DC ASSOCIATION OF AMERICAN MEDICAL
                            COLLEGES REVENUE
                                                  Refunding,
                                                    Series 1997 A,
                                                      Insured: AMBAC,

                                                      5.375% 02/15/17                             4,200,000        4,406,052

           FL CORAL GABLES HEALTH FACILITIES
                  AUTHORITY HOSPITAL REVENUE
                                                  Baptist Health South Florida,
                                                    Series 2004,
                                                      Insured: FSA,

                                                      5.000% 08/15/34                             5,000,000        5,316,450

       FL HIGHLANDS COUNTY HEALTH FACILITIES
                           AUTHORITY REVENUE
                                                  Hospital Adventist Health Systems,
                                                    Series 2003 D,

                                                      5.375% 11/15/35                             3,450,000        3,570,612

        GA CHATHAM COUNTY HOSPITAL AUTHORITY
                                     REVENUE
                                                  Hospital Improvement-Memorial Health University Project,
                                                    Series 2004 A,

                                                      5.500% 01/01/34                             2,500,000        2,627,025
                                                  Memorial Health Medical Center Project,
                                                    Series 2001 A,

                                                      6.125% 01/01/24                             3,000,000        3,287,940

       GA GAINESVILLE & HALL COUNTY HOSPITAL
                           AUTHORITY REVENUE
                                                  Anticipation Certificates,
                                                    Northeast Georgia Health System Income Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)
                                                      Series 2001:

                                                      5.000% 05/15/11                             1,435,000        1,505,272

                                                      5.000% 05/15/12                             1,610,000        1,679,906

                                                      5.000% 05/15/13                             1,560,000        1,618,890

    IN HEALTH FACILITIES FINANCING AUTHORITY
                            HOSPITAL REVENUE
                                                  Refunding,
                                                    Clarian Health Partners, Inc. Project,
                                                      Series 1996 A,

                                                      5.500% 02/15/16                             2,000,000        2,086,780

          MI UNIVERSITY OF MICHIGAN HOSPITAL
                                     REVENUE
                                                  Refunding,
                                                    Series 2002,

                                                      5.250% 12/01/20                             6,310,000        6,696,298

          MO HEALTH & EDUCATIONAL FACILITIES
                           AUTHORITY REVENUE
                                                  Refunding,
                                                    SSM Health Care Corporation Project,
                                                      Series 2002 A:

                                                      5.000% 06/01/11                             2,000,000        2,115,180

                                                      5.250% 06/01/12                             2,500,000        2,692,150

           SC GREENVILLE HOSPITAL FACILITIES
                            SYSTEMS REVENUE,
                                                  Series 1996 B,

                                                      5.250% 05/01/17                             2,000,000        2,047,600

           SC GREENVILLE HOSPITAL FACILITIES
                             SYSTEMS REVENUE
                                                  Series 2001,
                                                    Insured: AMBAC,

                                                      5.500% 05/01/26                             5,000,000        5,383,950

        TN KNOX COUNTY HEALTH, EDUCATIONAL &
                    HOUSING FACILITIES BOARD
                                                  University Health Systems, Inc.,
                                                    Series 1999,

                                                      5.750% 04/01/19                             5,500,000        5,734,355

          TX HARRIS COUNTY HEALTH FACILITIES
           DEVELOPMENT CORPORATION AUTHORITY
                            HOSPITAL REVENUE
                                                  Memorial Herman Hospital Systems Project,
                                                    Series 1998,
                                                      Insured: FSA,

                                                      5.500% 06/01/11                             3,335,000        3,620,076
                                                  St. Luke's Episcopal Hospital Project,
                                                    Series 2001 A,

                                                      5.500% 02/15/11                             1,000,000        1,073,150

             UT MURRAY CITY HOSPITAL REVENUE
                                                  Refunding,
                                                    IHC Health Services, Inc. Project,
                                                      Series 1996,
                                                        Insured: MBIA,

                                                      5.000% 05/15/22                             4,000,000        4,058,880


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)

    VA AUGUSTA COUNTY INDUSTRIAL DEVELOPMENT
                           AUTHORITY REVENUE
                                                  Augusta Health Care, Inc. Project,
                                                    Series 2003,

                                                      5.250% 09/01/20                             1,325,000        1,436,724

          WI HEALTH & EDUCATIONAL FACILITIES
                                   AUTHORITY
                                                  Aurora Health Care, Inc. Project,
                                                    Series 1999 A,

                                                      5.600% 02/15/29                             4,000,000        4,105,880

    WI STATE HEALTH & EDUCATIONAL FACILITIES
                           AUTHORITY REVENUE
                                                  Aurora Health Care, Inc. Project,
                                                    Series 1999 B:

                                                      5.500% 02/15/15                             3,500,000        3,620,400

                                                      5.625% 02/15/20                             5,500,000        5,682,160

                                                                                            Total Hospitals       84,025,315

                                                                                          HEALTH CARE TOTAL       87,174,363

HOUSING - 2.1%

         MULTI-FAMILY - 1.8%

    CA ABAG FINANCE AUTHORITY FOR NON-PROFIT
                                      CORPS.
                                                  Winterland San Francisco Partners LP,
                                                    Series 2000 B,

                                                      6.250% 08/15/30                             2,000,000        2,103,320

     CA ABAG FINANCE AUTHORITY FOR NONPROFIT
                                      CORPS.
                                                  Northbay Properties II LP:,
                                                    Series 2000 A, AMT,

                                                      6.400% 08/15/30                             5,000,000        5,253,650

               MD STATE ECONOMIC DEVELOPMENT
         CORPORATION STUDENT HOUSING REVENUE
                                                  Salisbury Collegiate Housing Project,
                                                    Series 1999 A,

                                                      6.000% 06/01/30                             3,000,000        3,135,060

                                                                                         Total Multi-Family       10,492,030

         SINGLE-FAMILY - 0.3%

               NM MORTGAGE FINANCE AUTHORITY
              SINGLE-FAMILY MORTGAGE REVENUE
                                                  Series 1997 C, AMT,
                                                    Insured: GNMA,

                                                      6.050% 07/01/28                               490,000          494,694

    SD HOUSING DEVELOPMENT AUTHORITY REVENUE
                                                  Series 2002 E, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HOUSING - (CONTINUED)

         SINGLE-FAMILY - (CONTINUED)

                                                      5.550% 05/01/31                             1,135,000        1,165,112

                                                                                        Single-Family Total        1,659,806

                                                                                              HOUSING TOTAL       12,151,836

INDUSTRIALS - 4.3%

         CHEMICALS - 0.9%

   SC YORK COUNTY EXEMPT FACILITY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Hoechst Celanese Corporation Project,
                                                    Series 1994, AMT,

                                                      5.700% 01/01/24                             2,000,000        1,936,620

     TX PORT OF BAY CITY AUTHORITY MATAGORDA
                              COUNTY REVENUE
                                                  Hoechst Celanese Corporation Project,
                                                    Series 1996, AMT,

                                                      6.500% 05/01/26                             3,000,000        3,042,030

                                                                                            Chemicals Total        4,978,650

         FOREST PRODUCTS & PAPER - 1.4%

                           MS LOWNDES COUNTY
                                                  Weyerhaeuser Co.,
                                                    Series 1992 A,

                                                      6.800% 04/01/22                             2,470,000        2,957,084

          SC GEORGETOWN COUNTY ENVIRONMENTAL
                         IMPROVEMENT REVENUE
                                                  Refunding,
                                                    International Paper Company Project,
                                                      Series 2000 A,

                                                      5.950% 03/15/14                             4,000,000        4,289,080

            SC RICHLAND COUNTY ENVIRONMENTAL
                         IMPROVEMENT REVENUE
                                                  Refunding,
                                                    International Paper Company Project,
                                                      Series 2003, AMT,

                                                      6.100% 04/01/23                             1,000,000        1,073,760

                                                                              Forest Products & Paper Total        8,319,924

         MANUFACTURING - 0.9%

    AL MCINTOSH INDUSTRIAL DEVELOPMENT BOARD
           ENVIRONMENTAL IMPROVEMENT REVENUE
                                                  Series 1998 C,

                                                      5.375% 06/01/28                             1,000,000        1,023,010

       MO SAINT LOUIS INDUSTRIAL DEVELOPMENT
         AUTHORITY POLLUTION CONTROL REVENUE
                                                  Anheuser Busch Company Project,
                                                    Series 1991,

                                                      6.650% 05/01/16                             1,400,000        1,690,346

      TN MAURY COUNTY INDUSTRIAL DEVELOPMENT
         BOARD MULTI-MODEL POLLUTION CONTROL
                                     REVENUE
                                                  General Motors Corp.-Saturn Corp.,
                                                    Series 1997,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

         MANUFACTURING - (CONTINUED)

                                                      6.500% 09/01/24                             3,000,000        2,307,990

                                                                                        Manufacturing Total        5,021,346

         OIL, GAS & CONSUMABLE FUELS  - 1.1%

      TN MAURY COUNTY INDUSTRIAL DEVELOPMENT
          BOARD SOLID WASTE DISPOSAL REVENUE
                                                  Occidental Petroleum Corporation,
                                                    Series 2001 A, AMT,

                                                      6.250% 08/01/18                             4,000,000        4,385,600

        TX TEXAS CITY INDUSTRIAL DEVELOPMENT
                                 CORPORATION
                                                  Arco Pipe Line Co.,
                                                    Series 1990,

                                                      7.375% 10/01/20                             2,000,000        2,593,280

                                                                                   Oil & Gas Services Total        6,978,880

                                                                                          INDUSTRIALS TOTAL       25,298,800

OTHER - 13.5%

         POOL / BOND BANK - 0.2%

         MI MUNICIPAL BOND AUTHORITY REVENUE
                                                  Series 2001,

                                                      5.250% 10/01/19                             1,000,000        1,073,700

                                                                                           Pool / Bond Bank
                                                                                                      Total        1,073,700

         REFUNDED / ESCROWED (A) - 11.5%

    AL PHOENIX COUNTY INDUSTRIAL DEVELOPMENT
             BOARD ENVIRONMENTAL IMPROVEMENT
                                     REVENUE
                                                  Refunding,
                                                    Mead Coated Board Project,
                                                      Series 1998 B,
                                                        Pre-refunded 04/01/08,

                                                      5.250% 04/01/28                             6,750,000        7,129,755

          AZ TUCSON & PIMA COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Single-Family Mortgage Revenue,
                                                    Series 1983 A,
                                                      Escrowed to Maturity,
                                                        12/01/14,

                                                      (b) 12/01/14                                5,000,000        3,476,250

           CO DOUGLAS COUNTY SALES & USE TAX
                                     REVENUE
                                                  Series 1996,
                                                      Pre-refunded 10/15/06,
                                                        Insured: MBIA,

                                                      5.500% 10/15/11                             2,500,000        2,543,625


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED / ESCROWED (A) - (CONTINUED)

      CT STATE HEALTH & EDUCATIONAL FACILITY
                                   AUTHORITY
                                                  Pre-refunded,

                                                      6.000% 07/01/25                             3,260,000        3,623,262

                         DC HOSPITAL REVENUE
                                                  Refunding,
                                                    Medlantic Healthcare Group Project,
                                                      Series 1997 A, Escrowed to Maturity,
                                                        Insured: MBIA,

                                                      5.375% 08/15/15                             9,000,000        9,455,310

       GA ATLANTA AIRPORT FACILITIES REVENUE
                                                  Refunding,
                                                    Series 2000 A,
                                                      Pre-refunded 01/01/10,
                                                        Insured: FGIC,

                                                      5.600% 01/01/30                             5,000,000        5,450,150

           GA DE KALB COUNTY SCHOOL DISTRICT
                                                  GO,
                                                    Series 1993 A,
                                                      Escrowed to Maturity,

                                                      6.250% 07/01/09                             1,000,000        1,093,710

               IL CHICAGO METROPOLITAN WATER
                        RECLAMATION DISTRICT
                                                  GO,
                                                    Series 1993,
                                                      Escrowed to Maturity,

                                                      5.500% 12/01/12                             3,000,000        3,284,640

        IL GLENDALE HEIGHTS HOSPITAL REVENUE
                                                  Refunding,
                                                    Glendale Heights Project,
                                                      Series 1985 B,
                                                        Escrowed to Maturity,

                                                      7.100% 12/01/15                             1,440,000        1,690,114

 IL METROPOLITAN PIER & EXPOSITION AUTHORITY
                 DEDICATED STATE TAX REVENUE
                                                  Series 1993,
                                                    Escrowed to Maturity,
                                                      Insured: FGIC,

                                                      (b) 06/15/13                                8,750,000        6,498,800

      IN HAMILTON/SOUTHEASTERN INDIANA NORTH
        DELAWARE SCHOOL BUILDING CORPORATION
                      FIRST MORTGAGE REVENUE
                                                  Series 1996,
                                                    Pre-refunded 01/15/07,
                                                      Insured: AMBAC:

                                                      5.000% 07/15/07                             1,000,000        1,037,090

                                                      5.100% 07/15/09                             1,000,000        1,038,100

    IN HEALTH FACILITIES FINANCING AUTHORITY
                            HOSPITAL REVENUE
                                                  Charity Obligation Group,
                                                    Series 1997 D,
                                                      Pre-refunded 11/01/07,

                                                      5.000% 11/01/26                             3,295,000        3,382,219

                MI CORNELL TOWNSHIP ECONOMIC
             DEVELOPMENT CORPORATION REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED / ESCROWED (A) - (CONTINUED)
                                                  Refunding,
                                                    Meadwestvaco-Escanaba Project,
                                                      Series 2002,  Pre-refunded 05/01/12,

                                                      5.875% 05/01/18                             1,000,000        1,127,020

     NE OMAHA PUBLIC POWER DISTRICT ELECTRIC
                                     REVENUE
                                                  Series 1992 B,
                                                    Escrowed to Maturity,

                                                      6.200% 02/01/17                             1,600,000        1,860,160

                  NJ STATE HIGHWAY AUTHORITY
                                                  Garden State Parkway General Revenue,
                                                    Series 1971,
                                                      Escrowed to Maturity,

                                                      6.500% 01/01/11                               665,000          709,242

                            TX DALLAS COUNTY
                                                  GO,
                                                    Series 1996,
                                                      Pre-refunded 08/15/07,

                                                      5.250% 08/15/16                             1,750,000        1,804,897

          TX NORTH CENTRAL HEALTH FACILITIES
            DEVELOPMENT CORPORATION HOSPITAL
                                     REVENUE
                                                  Presbyterian Healthcare Project,
                                                    Series 1991 A,
                                                      Escrowed to Maturity,

                                                      6.625% 06/01/11                             2,000,000        2,197,440

                  UT COUNTY HOSPITAL REVENUE
                                                  Series 1997,
                                                    Pre-refunded 08/15/07,
                                                      Insured: MBIA,

                                                      5.250% 08/15/26                             2,500,000        2,601,550

                   UT PROVO ELECTRIC REVENUE
                                                  Series 1980,
                                                    Escrowed to Maturity,

                                                      10.125% 04/01/15                            1,580,000        2,045,168

                                  WA SEATTLE
                                                  GO,
                                                    Series 1997,
                                                      Pre-refunded 01/15/06,

                                                      5.300% 08/01/17                             1,795,000        1,851,381

        WA STATE PUBLIC POWER SUPPLY SYSTEMS
                                     REVENUE
                                                  Refunding,
                                                    Nuclear Project Number 1,
                                                      Series 1990 B,
                                                        Escrowed to Maturity,

                                                      7.250% 07/01/09                             1,115,000        1,194,455

      WV JEFFERSON COUNTY BOARD OF EDUCATION
                                                  GO,
                                                    Series 1989,
                                                      Escrowed to Maturity,
                                                        Insured: FGIC:

                                                      6.850% 07/01/07                             1,450,000        1,525,429


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED / ESCROWED (A) - (CONTINUED)

                                                      6.850% 07/01/08                             1,560,000        1,691,835

                                                                                  Total Refunded / Escrowed       68,311,602

         TOBACCO - 1.8%

             SC TOBACCO SETTLEMENT FINANCING
                                 CORPORATION
                                                  Series 2001 B,

                                                      6.375% 05/15/28                             4,500,000        4,818,285

             VA TOBACCO SETTLEMENT FINANCING
                                 CORPORATION
                                                  Series 2005,

                                                      5.500% 06/01/26                             3,000,000        3,063,990

          WI BADGER TOB ASSET SECURITIZATION
                                 CORPORATION
                                                  Asset-Backed Revenue,
                                                    Series 2002,

                                                      5.750% 06/01/12                             2,450,000        2,588,254

                                                                                              Tobacco Total       10,470,529

                                                                                                OTHER TOTAL       79,855,831

RESOURCE RECOVERY - 0.4%

         DISPOSAL - 0.4%

     NC HAYWOOD COUNTY INDUSTRIAL FACILITIES
     & POLLUTION CONTROL FINANCING AUTHORITY
                SOLID WASTE DISPOSAL REVENUE
                                                  Champion International Corporation Project,
                                                    Series 1999, AMT,

                                                      6.400% 11/01/24                             2,425,000        2,556,823

                                                                                             Disposal Total        2,556,823

                                                                                    RESOURCE RECOVERY TOTAL        2,556,823

TAX - BACKED -
34.5%

         LOCAL APPROPRIATED - 1.5%

             SC SCAGO EDUCATIONAL FACILITIES
                                 CORPORATION
                                                  School District Number 5 Spartanburg County,
                                                    Insured: FSA,

                                                      4.600% 04/01/22                             8,885,000        9,021,296

                                                                                   Local Appropriated Total        9,021,296

         LOCAL GENERAL OBLIGATIONS
         - 13.8%

              AK NORTH SLOPE BOROUGH CAPITAL
                                APPRECIATION
                                                  GO,
                                                    Series 2000 B,
                                                      Insured: MBIA,

                                                      (b) 06/30/11                               15,000,000       12,154,050

                               AL BIRMINGHAM
                                                  GO,
                                                    Refunding,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)
                                                      Series 2003,
                                                        Insured: AMBAC,

                                                      5.250% 06/01/17                             2,130,000        2,323,212

          AL JEFFERSON COUNTY SCHOOL REVENUE
                                                  Series 2004 A,

                                                      5.250% 01/01/19                             2,790,000        2,975,647

           CA CLOVIS UNIFIED SCHOOL DISTRICT
                                                  GO:
                                                    Capital Appreciation-Election 2004, Series 2004 A,
                                                      Insured: FGIC,

                                                      (b) 08/01/20                                7,000,000        3,621,310

                                                      (b) 08/01/19                                8,350,000        4,543,402

                   HI HONOLULU CITY & COUNTY
                                                  GO,
                                                    Refunding,
                                                      Series 1993 B,

                                                      (b) 8.000% 10/01/10                         1,180,000        1,403,433

                              IL COOK COUNTY
                                                  GO:
                                                    Forest Preservation District, Series 2004,
                                                      Insured: AMBAC,

                                                      5.250% 11/15/21                             2,000,000        2,175,780
                                                    High School District No. 209, Provisional Township,
                                                      Series 2004,
                                                        Insured FSA,

                                                      (b) 12/01/15                                1,750,000        1,704,325
                                                    Refunding,
                                                      Series 1997 A,
                                                        Insured: MBIA,

                                                      5.625% 11/15/22                             5,000,000        5,244,750

                           IL DU PAGE COUNTY
                                                  GO:
                                                    Jail Project, Series 1993,

                                                      5.600% 01/01/21                             2,565,000        2,896,475
                                                    School District No. 41, Glen Ellyn,
                                                      Series 2004,
                                                        Insured: FSA,

                                                      5.000% 02/01/17                             1,750,000        1,900,185

                  IL KANE & DE KALB COUNTIES
                                                  GO,
                                                    Community Unit School District Number 302,
                                                      Insured: FGIC,

                                                      (b) 02/01/21                                3,165,000        1,579,652

                           IL MCHENRY COUNTY
                                                  GO,
                                                    Community Unit School District Number 200,
                                                      Series 1996 A,
                                                        Insured: FSA,

                                                      5.750% 01/01/13                             1,535,000        1,608,526


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED -
(CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)

                            IN MARION COUNTY
                                                  GO,
                                                    Public Library,
                                                      Series 2002 A,

                                                      4.700% 07/01/19                             2,260,000        2,324,500

                                MN ELK RIVER
                                                  GO,
                                                    Independent School District No. 728,
                                                      Series 2004 A,
                                                        Insured: FGIC,

                                                      5.000% 02/01/19                             1,950,000        2,084,608

                             MO INDEPENDENCE
                                                  GO,
                                                    School District,
                                                      Series 1991,

                                                      6.250% 03/01/11                             1,000,000        1,065,970

                           MO JEFFERSON CITY
                                                  GO,
                                                    School District, Series 1991 A,

                                                      6.700% 03/01/11                             1,450,000        1,611,414

                       NC NEW HANOVER COUNTY
                                                  GO,
                                                    Series 2001,

                                                      5.000% 06/01/20                             2,500,000        2,658,800

                        SC DARLINGTON COUNTY
                                                  GO,
                                                    School District,
                                                      Insured: FSA,

                                                      5.000% 03/01/24                             2,100,000        2,223,354

                               TX BRAZOSPORT
                                                  GO,
                                                    Independent School District,
                                                      Series 2003 C,
                                                        Insured: PSFG,

                                                      5.000% 02/15/16                             1,150,000        1,226,947

                           TX GRANDE PRAIRIE
                                                  GO,
                                                    Refunding,
                                                      Independent School District,
                                                        Series 2002,

                                                      5.000% 02/15/22                             2,220,000        2,327,959

                            TX HARRIS COUNTY
                                                  GO,
                                                    Refunding,
                                                      Series 2002,
                                                        Insured: MBIA,

                                                      (b) 08/15/19                                8,000,000        4,339,600

                                  TX LEANDER
                                                  GO,
                                                    Refunding,
                                                      Independent School District,
                                                        Series 2002,

                                                      5.375% 08/15/17                             1,900,000        2,057,529


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS
         - (CONTINUED)

                                 TX MCKINNEY
                                                  GO,
                                                    Independent School District,
                                                      Series 2001,
                                                        Insured: PSFG,

                                                      5.125% 02/15/17                             4,155,000        4,420,463

                        TX WILLIAMSON COUNTY
                                                  GO,
                                                    Refunding,
                                                      Series 2004,
                                                        Insured: MBIA,

                                                      5.000% 02/15/16                             3,490,000        3,731,403

                              WA KING COUNTY
                                                  GO,
                                                    Refunding,
                                                      Sewer Revenue,
                                                        Series 1996 C,

                                                      5.250% 01/01/17                             3,000,000        3,097,290

                             WA PORT SEATTLE
                                                  GO,
                                                    Series 2000 B, AMT,

                                                      6.000% 12/01/11                             2,405,000        2,625,298

                            WA SKAGIT COUNTY
                                                  GO,
                                                    Refunding,
                                                      School District Number 320,
                                                        Series 1996,

                                                      5.500% 12/01/12                             1,525,000        1,555,226

                                                                            Local General Obligations Total       81,481,108

         SPECIAL NON - PROPERTY TAX
         - 6.9%

     CA SAN FRANCISCO BAY AREA RAPID TRANSIT
                  DISTRICT SALES TAX REVENUE
                                                  Refunding,
                                                    Series 1990,
                                                      Insured: AMBAC,

                                                      6.750% 07/01/11                             2,500,000        2,903,475

          FL LEON COUNTY CAPITAL IMPROVEMENT
                                     REVENUE
                                                  Refunding,
                                                    Series 2005,
                                                      Insured: AMBAC:

                                                      5.000% 10/01/14                             4,440,000        4,843,685

                                                      5.000% 10/01/15                             5,000,000        5,461,450

    FL ORANGE COUNTY TOURIST DEVELOPMENT TAX
                                     REVENUE
                                                  Refunding,
                                                    Series 1998 A,
                                                      Insured: AMBAC,

                                                      4.750% 10/01/24                             2,000,000        2,027,300


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         SPECIAL NON - PROPERTY TAX
         - (CONTINUED)

       FL TALLAHASSEE BLUE PRINT 2000 INTERN
                          GOVERNMENT REVENUE
                                                  Series 2003,
                                                    Insured: FSA,

                                                      5.000% 10/01/13                             1,000,000        1,074,830

 IL METROPOLITAN PIER & EXPOSITION AUTHORITY
                 DEDICATED STATE TAX REVENUE
                                                  Refunding,
                                                    McCormick Place Expansion Project,
                                                      Series 2002 B,
                                                        Insured: MBIA,

                                                      5.000% 06/15/21                             3,000,000        3,155,460
                                                  Capital Appreciation, Unrefunded Balance,
                                                    Series 1993 A,
                                                      Insured: FGIC,

                                                      (b) 06/15/13                               11,640,000        8,607,431

       MI STATE COMPREHENSIVE TRANSPORTATION
                                     REVENUE
                                                  Refunding,
                                                    Series 1996 A,
                                                      Insured: MBIA,

                                                      5.250% 08/01/13                             3,000,000        3,064,440

       NY NEW YORK CITY TRANSITIONAL FINANCE
                                   AUTHORITY
                                                  Series 2002 A,

                                                      5.500% 11/01/26                             5,000,000        5,449,100

               NY SALES TAX ASSET RECEIVABLE
                                 CORPORATION
                                                  Refunding,
                                                    Series 2004 A,
                                                      Insured: AMBAC,

                                                      5.000% 10/15/32                             3,950,000        4,150,383

                                                                           Special Non - Property Tax Total       40,737,554

         STATE APPROPRIATED - 1.3%

         MI ENVIRONMENTAL PROTECTION PROGRAM
                                                  GO,
                                                    Series 1992,

                                                      6.250% 11/01/12                             5,435,000        6,100,896

     VA PORT AUTHORITY PORT FACILITY REVENUE
                                                  Series 2003, AMT,
                                                    Insured: MBIA,

                                                      5.250% 07/01/16                             1,505,000        1,620,840

                                                                                   State Appropriated Total        7,721,736

         STATE GENERAL OBLIGATIONS - 11.0%

                 FL STATE BOARD OF EDUCATION
                                                  GO,
                                                    Capital Outlay,
                                                      Unrefunded Balance,
                                                        Series 1985,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         STATE GENERAL OBLIGATIONS - (CONTINUED)

                                                      9.125% 06/01/14                             1,735,000        2,217,937

          FL STATE TRANSPORTATION DEPARTMENT
                                                  GO,
                                                    Series 2002,

                                                      5.000% 07/01/23                             4,425,000        4,685,500

                                    GA STATE
                                                  GO:
                                                    Refunding,
                                                      Series 2004 C,

                                                      5.500% 07/01/16                             2,000,000        2,241,220
                                                    Series 1992 B,

                                                      6.250% 03/01/11                             3,000,000        3,396,570

                                    IL STATE
                                                  GO,
                                                    Series 2004 A,

                                                      5.000% 03/01/34                             3,000,000        3,103,500

                                    MA STATE
                                                  GO,
                                                    Series 2004 A,

                                                      5.250% 08/01/20                             3,650,000        4,098,694
                                                  Refunding,
                                                    Series A Ambac TCRS-BNY,
                                                      Insured: AMBAC,

                                                      5.250% 08/01/21                             9,675,000       10,946,779

       PR PUBLIC BUILDINGS AUTHORITY REVENUE
                                                  Guaranteed, Government Facilities,
                                                    Series 2002 F,

                                                      5.250% 07/01/20                             2,000,000        2,196,640

                  SC STATE SCHOOL FACILITIES
                                                  GO,
                                                    Series 2001 A,

                                                      3.500% 01/01/16                             1,000,000          959,110

                                    TX STATE
                                                  GO,
                                                    Series 1996,

                                                      5.500% 08/01/15                             1,000,000        1,013,100

                                    WA STATE
                                                  GO:
                                                    Series 1990 A,

                                                      6.750% 02/01/15                            12,700,000       14,875,510
                                                    Series 2000 A,

                                                      5.625% 07/01/21                            10,000,000       10,785,300
                                                    Unrefunded Balance,
                                                      Series 1992-93 A,

                                                      5.750% 10/01/12                             2,955,000        3,237,291

                                    WI STATE
                                                  GO,
                                                    Refunding,
                                                      Series 1993-1,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX - BACKED - (CONTINUED)

         STATE GENERAL OBLIGATIONS - (CONTINUED)

                                                      5.800% 11/01/08                             1,000,000        1,065,510

                                                                                  State General Obligations
                                                                                                      Total       64,822,661

                                                                                         TAX - BACKED TOTAL      203,784,355

TRANSPORTATION - 9.0%

         AIR TRANSPORTATION - 1.4%

      AK STATE INTERNATIONAL AIRPORT REVENUE
                                                  Series 2002 B,
                                                    Insured: AMBAC,

                                                      5.500% 10/01/11                             1,250,000        1,367,250

           IN INDIANAPOLIS AIRPORT AUTHORITY
                                                  FedEx Corp.,
                                                    Series 2004, AMT,

                                                      5.100% 01/15/17                             1,000,000        1,039,370

        OH DAYTON SPECIAL FACILITIES REVENUE
                                                  Refunding,
                                                    Air Freight Corporation,
                                                      Series 1988 D, AMT,

                                                      6.200% 10/01/09                             5,250,000        5,689,110

                                                                                   Air Transportation Total        8,095,730

         AIRPORTS - 5.3%

       FL MIAMI-DADE COUNTY AVIATION REVENUE
                                                  Miami International Airport,
                                                    Series 2002, AMT,
                                                      Insured: FGIC,

                                                      5.750% 10/01/20                             2,095,000        2,276,364

     IL CHICAGO O'HARE INTERNATIONAL AIRPORT
                                     REVENUE
                                                  Refunding:
                                                    Second Lien, Series 1993 C,
                                                      Insured: MBIA,

                                                      5.000% 01/01/18                             3,000,000        3,003,780
                                                    Second Lien, Series 1999, AMT,
                                                      Insured: AMBAC,

                                                      5.500% 01/01/10                             7,000,000        7,437,990
                                                    Senior Lien, Series 1993 A,

                                                      5.000% 01/01/16                             2,640,000        2,640,951

          NV CLARK COUNTY PASSENGER FACILITY
                                     REVENUE
                                                  Refunding,
                                                    Series 2002, AMT,
                                                      Insured: MBIA,

                                                      5.250% 07/01/11                             1,960,000        2,086,910

          OK TULSA AIRPORT IMPROVEMENT TRUST
                             GENERAL REVENUE
                                                  Tulsa International Airport,
                                                    Series 2004 A, AMT,
                                                      Insured: FGIC,

                                                      5.000% 06/01/10                             1,220,000        1,279,365


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

         AIRPORTS - (CONTINUED)

  TX DALLAS-FORT WORTH INTERNATIONAL AIRPORT
                                     REVENUE

                                                  Series 2003 A, AMT,
                                                    Insured: AMBAC,

                                                      5.500% 11/01/15                             3,210,000        3,470,427

           TX HOUSTON AIRPORT SYSTEM REVENUE
                                                  Series 1998 B, AMT,
                                                    Insured: FGIC,

                                                      5.000% 07/01/16                             5,000,000        5,104,550

                     WA PORT SEATTLE REVENUE
                                                  Series 1999 B, AMT,
                                                    Insured: FGIC,

                                                      5.500% 09/01/13                             3,885,000        4,178,240

                                                                                             Airports Total       31,478,577

         TOLL FACILITIES - 1.7%

         TX TURNPIKE AUTHORITY CENTRAL TEXAS
                    TURNPIKE SYSTEMS REVENUE
                                                  Capital Appreciation-First Tier,
                                                  Series 2002 A,
                                                    Insured: AMBAC,

                                                      (b) 08/15/19                               10,330,000        5,596,071

                                                      (b) 08/15/16                                7,000,000        4,408,740

                                                                                      Toll Facilities Total       10,004,811

         TRANSPORTATION - 0.6%

       GA METROPOLITAN ATLANTA RAPID TRANSIT
                           AUTHORITY REVENUE
                                                  Refunding,
                                                    Series 1992 P,
                                                      Insured: AMBAC,

                                                      6.250% 07/01/20                             2,000,000        2,377,980

       SC TRANSPORTATION INFRASTRUCTURE BANK
                                     REVENUE
                                                  Refunding,
                                                    Series 2004 B,
                                                      Insured: AMBAC,

                                                      5.250% 10/01/15                             1,000,000        1,109,440

                                                                                       Transportation Total        3,487,420

                                                                                       TRANSPORTATION TOTAL       53,066,538

UTILITIES - 15.1%

         INVESTOR OWNED - 1.1%

      GA MONROE COUNTY DEVELOPMENT AUTHORITY
                   POLLUTION CONTROL REVENUE
                                                  Oglethorpe Power Corporation Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         INVESTOR OWNED - (CONTINUED)
                                                    Series 1992 A,

                                                      6.800% 01/01/11                             2,000,000        2,268,100

         TX BRAZOS RIVER AUTHORITY POLLUTION
                             CONTROL REVENUE
                                                  Refunding,
                                                    Texus Energy Company LLC Project,
                                                      Series 2003 A, AMT,

                                                      6.750% 04/01/38                             1,900,000        2,143,713

   UT EMERY COUNTY POLLUTION CONTROL REVENUE
                                                  Refunding,
                                                    Pacificorp Project,
                                                      Series 1993 A,
                                                        Insured: AMBAC,

                                                      5.650% 11/01/23                             2,000,000        2,003,680

                                                                                       Investor Owned Total        6,415,493

         JOINT POWER AUTHORITY - 3.4%

       GA MUNICIPAL ELECTRIC AUTHORITY POWER
                                     REVENUE
                                                  Refunding,
                                                    Series 2002 A,
                                                      Insured: FSA,

                                                      5.000% 01/01/18                             3,750,000        3,976,050

       MO ENVIRONMENTAL IMPROVEMENT & ENERGY
        RESOURCE AUTHORITY POLLUTION CONTROL
                                     REVENUE
                                                  Associated Electrical Cooperation Thomas Hill Project,
                                                    Series 1996:

                                                      5.500% 12/01/10                             3,425,000        3,526,140

                                                      5.500% 12/01/11                             2,000,000        2,058,320

          SC PIEDMONT MUNICIPAL POWER AGENCY
                            ELECTRIC REVENUE
                                                  Refunding,
                                                    Capital Appreciation,
                                                      Series 2004 A,
                                                        Insured: FGIC,
                                                      (b) 01/01/24                                5,000,000        2,138,450

         SC PUBLIC SERVICE AUTHORITY REVENUE
                                                  Refunding,
                                                    Series 2002 D,
                                                      Insured: FSA,

                                                      5.000% 01/01/18                             3,095,000        3,294,071

        WA STATE PUBLIC POWER SUPPLY SYSTEMS
                                     REVENUE
                                                  Refunding,
                                                    Nuclear Project Number 1,
                                                      Series 1996 A,
                                                        Insured: MBIA,

                                                      5.750% 07/01/11                             5,000,000        5,159,700

                                                                                Joint Power Authority Total       20,152,731

         MUNICIPAL ELECTRIC - 3.4%

     AK ANCHORAGE ELECTRIC UTILITIES REVENUE
                                                  Refunding,
                                                    Senior Lien,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         MUNICIPAL ELECTRIC - (CONTINUED)
                                                      Series 1993,
                                                        Insured: MBIA,

                                                      8.000% 12/01/09                             1,000,000        1,161,560

      CA STATE DEPARTMENT OF WATER RESOURCES
                        POWER SUPPLY REVENUE
                                                  Series 2002 A:

                                                      5.125% 05/01/18                             2,500,000        2,738,125
                                                    Insured: AMBAC,

                                                      5.375% 05/01/18                             1,000,000        1,109,310

         FL REEDY CREEK IMPROVEMENT DISTRICT
                           UTILITIES REVENUE
                                                  Refunding,
                                                    Series 2004,
                                                      Insured: MBIA,

                                                      5.250% 10/01/14                             2,000,000        2,218,820

         PR ELECTRIC POWER AUTHORITY REVENUE
                                                  Series 2002,
                                                    Insured: MBIA,

                                                      5.000% 07/01/20                             1,700,000        1,875,831

       TX SAM RAYBURN MUNICIPAL POWER AGENCY
                                     REVENUE
                                                  Refunding,
                                                    Series 2002,

                                                      6.000% 10/01/16                             5,000,000        5,354,050

      TX SAN MARCOS ELECTRIC UTILITY SYSTEMS
                                     REVENUE
                                                  Refunding,
                                                    Series 2002,
                                                      Insured: FSA,

                                                      5.250% 11/01/16                             1,000,000        1,075,300

  WA CHELAN COUNTY PUBLIC UTILITIES DISTRICT
                        DIVISION III REVENUE
                                                  Series 1997 A, AMT,

                                                      5.600% 07/01/32                             2,310,000        2,386,576

          WA TACOMA ELECTRIC SYSTEMS REVENUE
                                                  Refunding,
                                                    Series 1997,
                                                      Insured: AMBAC,

                                                      5.250% 01/01/15                             2,000,000        2,074,640

                                                                                   Municipal Electric Total       19,994,212

         WATER & SEWER - 7.2%

           AL JEFFERSON COUNTY SEWER REVENUE
                                                  Refunding,
                                                    Unrefunded Balance, Series 1997 A,
                                                      Insured: FGIC:

                                                      5.625% 02/01/22                               570,000          588,867

                                                      5.625% 02/01/18                             1,020,000        1,053,762

     FAIRFAX COUNTY VIRGINIA WATER AUTHORITY
                               WATER REVENUE
                                                  Refunding,


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         WATER & SEWER - (CONTINUED)
                                                    Sub Series B,

                                                      5.250% 04/01/24                             6,175,000        7,046,540

                    IL CHICAGO WATER REVENUE
                                                  Senior Lien, Series 2000,
                                                    Insured: AMBAC,

                                                      5.750% 11/01/10                             4,800,000        5,271,936

                MA WATER RESOURCES AUTHORITY
                                                  Series 1993 C,
                                                    Insured: AMBAC,

                                                      5.250% 12/01/15                             3,000,000        3,299,220

    NY NEW YORK CITY MUNICIPAL WATER FINANCE
     AUTHORITY WATER & SEWER SYSTEMS REVENUE
                                                  Refunding,
                                                    Series 2001 D,

                                                      5.250% 06/15/25                             3,520,000        3,753,763

          SC WESTERN CAROLINA REGIONAL SEWER
                   AUTHORITY SYSTEMS REVENUE
                                                  Refunding,
                                                    Series 2005 B,
                                                      Insured: FSA:

                                                      5.250% 03/01/18                             7,810,000        8,734,938

                                                      5.250% 03/01/21                             4,400,000        4,951,144

      TN METROPOLITAN GOVERNMENT NASHVILLE &
       DAVIDSON COUNTY WATER & SEWER SYSTEMS
                                     REVENUE
                                                  Refunding,
                                                  Series 1993,
                                                    Insured: FGIC,

                                                      5.200% 01/01/13                             2,500,000        2,735,925

         TX BEXAR METROPLITAN WATER DISTRICT
                          WATERWORKS REVENUE
                                                  Unrefunded Balance,
                                                    Series 1995,
                                                      Insured: MBIA,

                                                      6.000% 05/01/15                             2,070,000        2,115,975

             VA FAIRFAX COUNTY WATER & SEWER
                           AUTHORITY REVENUE
                                                  Unrefunded Balance,
                                                    Series 1992,

                                                      6.000% 04/01/22                             2,830,000        2,973,679

                                                                                        Water & Sewer Total       42,525,749

                                                                                            UTILITIES TOTAL       89,088,185

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $548,491,423)                                   583,963,636
                                                                                                   SHARES
INVESTMENT COMPANY - 0.7%

                                                        Columbia Tax-Exempt Reserves
                                                           Capital Class (c)                      4,296,000        4,296,000

                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $4,296,000)                                       4,296,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                     Columbia Municipal Income Fund



                                                        TOTAL INVESTMENTS - 99.6%
                                                        (COST OF $552,787,423)(D)(E)                             588,259,636

                                                        OTHER ASSETS & LIABILITIES, NET - 0.4%                     2,140,255

                                                        NET ASSETS - 100.0%                                      590,399,891

                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *     Security Valuation:

                                                              Debt securities generally are valued by pricing services
                                                              approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                              techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are
                                                              valued at an over-the-counter or exchange bid quotation.
                                                              Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental
                                                              analysis of the financial condition of the issuer and the
                                                              estimated value of any collateral. Valuations developed
                                                              through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential
                                                              variation may be greater for those securities valued using fundamental analysis.

                                                              Investments in other investment companies are valued at net asset value.

                                                              Investments for which market quotations are not readily
                                                              available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.
                                                              If a security is valued at a "fair value", such value is
                                                              likely to be different from the last quoted market price for the security.

                                                        (a)   The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (b)   Zero coupon bond.

                                                        (c)   Money market mutual fund registered under the Investment
                                                              Company Act of 1940, as amended, and advised by Columbia
                                                              Management Advisors LLC.

                                                        (d)   Cost for federal income tax purposes is $552,787,423.

                                                        (e)   Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                                 Unrealized            Unrealized          Net Unrealized
                                                                APPRECIATION          DEPRECIATION          APPRECIATION
                                                                ------------          ------------         --------------
                                                                $36,287,127            $(814,914)            $35,472,213


                                                        ACRONYM       NAME
                                                        -------       ----

                                                        ABAG          Association of Bay Area Government.
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FSA           Financial Security Assurance, Inc.
                                                        GNMA          Government National Mortgage Association
                                                        GO            General Obligation
                                                        MBIA          MBIA Insurance Corp.
                                                        PSFG          Permanent School Fund Guaranteed
                                                        TOB           Tender Option Bond
                                                        VA            Veterans Administration


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 99.0%

EDUCATION - 3.8%

         EDUCATION - 3.8%

         TX ALAMO COMMUNITY COLLEGE DISTRICT
                                                  Refunding,
                                                    Insured: FSA

                                                      5.375% 11/01/16                             1,000,000        1,081,690

         TX HOUSTON COMMUNITY COLLEGE SYSTEM
                                     REVENUE
                                                  Refunding,
                                                    Junior Lien, Student Fee Project,
                                                      Series 2001 A,
                                                        Insured: MBIA

                                                      5.375% 04/15/15                             1,000,000        1,077,780

         TX PUBLIC FINANCE AUTHORITY REVENUE
                                                  Series 2005,
                                                    Stephen F. Austin University,
                                                      Insured: MBIA

                                                      5.000% 10/15/19                             2,000,000        2,133,860

              TX UNIVERSITY OF TEXAS REVENUE
                                                  Refunding,
                                                    Series 2004 A,

                                                      5.250% 08/15/17                             2,000,000        2,228,140

          TX UNIVERSITY OF TEXAS, UNIVERSITY
                   FINANCING SYSTEMS REVENUE
                                                  Series 2003 A,

                                                      5.375% 08/15/15                             1,000,000        1,096,500

                                                                                            Education Total        7,617,970

                                                                                            EDUCATION TOTAL        7,617,970

HEALTH CARE - 5.7%

         HOSPITALS - 5.7%

     TN CHATTANOOGA-HAMILTON COUNTY HOSPITAL
                                   AUTHORITY
                                                  Refunding, Erlanger Medical Center Project,
                                                    Series 1993,
                                                      Insured: FSA,

                                                      5.500% 10/01/07                             3,135,000        3,248,644

          TX NORTH CENTRAL HEALTH FACILITIES
                   DEVELOPMENT CORP. REVENUE
                                                  Refunding, Baylor Health Care Systems Project,
                                                    Series 1995,

                                                      5.500% 05/15/13                             3,000,000        3,080,700

         TX TARRANT COUNTY HEALTH FACILITIES
                   DEVELOPMENT CORP. REVENUE
                                                  Refunding, Texas Health Resources Systems
                                                    Project, Series 1997 A,
                                                      Insured: MBIA,

                                                      5.750% 02/15/08                             3,300,000        3,453,384

         TX TARRANT COUNTY HOSPITAL DISTRICT
                                     REVENUE
                                                  Series 2002,
                                                    Insured: MBIA,


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)

                                                      5.500% 08/15/13                             1,355,000        1,475,893

                                                                                                      Total
                                                                                                  Hospitals       11,258,621

                                                                                          HEALTH CARE TOTAL       11,258,621

INDUSTRIALS - 1.9%

         FOREST PRODUCTS & PAPER - 1.4%

              MS WARREN COUNTY ENVIRONMENTAL
                         IMPROVEMENT REVENUE
                                                  Refunding, International Paper Company Project,
                                                    Series 2000 A, AMT,

                                                      6.700% 08/01/18                             2,600,000        2,803,606

                                                                              Forest Products & Paper Total        2,803,606

         MANUFACTURING - 0.5%

                  TX TRINITY RIVER AUTHORITY
                                                  Texas Instruments Project,
                                                    Series 1996, AMT,

                                                      6.200% 03/01/20                             1,000,000        1,022,630

                                                                                        Manufacturing Total        1,022,630

                                                                                          INDUSTRIALS TOTAL        3,826,236

OTHER - 20.3%

         POOL/BOND BANK -
         2.4%

          TX WATER DEVELOPMENT BOARD REVENUE
                                                  Series 1997,

                                                      5.000% 07/15/12                             3,000,000        3,097,080
                                                  Series 1999 B,

                                                      5.625% 07/15/21                             1,500,000        1,606,815

                                                                                             Pool/Bond Bank
                                                                                                      Total        4,703,895

         REFUNDED/ESCROWED (A) -
         17.9%

                                   TX AUSTIN
                                                  GO,
                                                    Series 1999,
                                                      Pre-refunded 09/01/09,

                                                      5.375% 09/01/18                               500,000          533,185

   TX CEDAR HILL INDEPENDENT SCHOOL DISTRICT
                                                  Series 2000,
                                                    Pre-refunded 08/15/09,
                                                      Insured: PSFG

                                                      (b) 08/15/16                                2,655,000        1,483,402

                                                      (b) 08/15/17                                1,835,000          957,558

      TX FORT WORTH HIGHER EDUCATION FINANCE
                                       CORP.
                                                  Texas Christus University Project,
                                                    Series 1997,


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED/ESCROWED (A) - (CONTINUED)
                                                      Pre-refunded 03/15/08,

                                                      5.000% 03/15/17                               400,000          414,468

                                TX GRAPEVINE
                                                  GO,
                                                    Series 2000,
                                                      Pre-refunded 08/15/10,
                                                        Insured: FGIC

                                                      5.800% 08/15/19                             1,000,000        1,097,610

          TX HARRIS COUNTY HEALTH FACILITIES
                   DEVELOPMENT CORP. REVENUE
                                                  Christian Health Project,
                                                    Series 1999 A,
                                                      Pre-refunded 08/15/11,
                                                        Insured: MBIA

                                                      5.500% 07/01/10                             2,000,000        2,151,240
                                                  St. Lukes Episcopal Hospital Project,
                                                    Series 2001 A,
                                                      Pre-refunded 08/15/11,

                                                      5.625% 02/15/16                             2,780,000        3,050,132

        TX KLEIN INDEPENDENT SCHOOL DISTRICT
                                                  Series 1999 A,
                                                    Pre-refunded 08/01/09,
                                                      Insured: PSFG

                                                      5.125% 08/01/15                             2,000,000        2,113,620

         TX NORTH CENTRAL, HEALTH FACILITIES
                   DEVELOPMENT CORP. REVENUE
                                                  Refunding, Presbyterian Healthcare Residential
                                                    Project, Series 1996 B,
                                                      Pre-refunded 06/01/06,
                                                        Insured: MBIA

                                                      5.500% 06/01/16                             5,000,000        5,688,650

        TX NORTH HARRIS MONTGOMERY COMMUNITY
                            COLLEGE DISTRICT
                                                  GO,
                                                    Series 2001,
                                                      Pre-refunded 02/15/10,
                                                        Insured: MBIA

                                                      5.375% 02/15/16                             1,080,000        1,158,829

                              TX SAN ANTONIO
                                                  GO,
                                                    Series 2001,
                                                      Escrowed to Maturity,

                                                      5.000% 08/01/09                               120,000          126,316

                                                      5.250% 08/01/13                                20,000           22,010
                                                    Series 2002,
                                                      Escrowed to Maturity,

                                                      5.000% 02/01/11                                30,000           32,003

         TX TARRANT COUNTY HEALTH FACILITIES
                   DEVELOPMENT CORP. REVENUE
                                                  Harris Methodist Health Systems Project,
                                                    Series 1994,
                                                      Escrowed to Maturity,
                                                        Insured: MBIA

                                                      6.000% 09/01/10                             1,000,000        1,080,860

             TX TEXAS A&M UNIVERSITY REVENUE


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED/ESCROWED (A) -
         (CONTINUED)
                                                  Series 1999,
                                                    Pre-refunded 05/15/09,

                                                      5.500% 05/15/20                             3,500,000        3,731,210

          TX TRAVIS COUNTY HEALTH FACILITIES
                           DEVELOPMENT CORP.
                                                  Ascension Health Credit,
                                                    Series 1999 A,
                                                      Pre-refunded 11/15/09,
                                                        Insured: AMBAC

                                                      5.875% 11/15/24                               500,000          547,410

       TX TURNPIKE AUTHORITY OF DALLAS NORTH
                             TOLLWAY REVENUE
                                                  President George Bush Turnpike Project,
                                                    Series 1996,
                                                      Escrowed to Maturity,
                                                        Insured: AMBAC

                                                      (b) 01/01/09                                3,250,000        2,918,955

    TX UNIVERSITY OF TEXAS FINANCING SYSTEMS
                                     REVENUE
                                                  Series 2002 A,
                                                    Pre-refunded 08/15/11,

                                                      5.375% 08/15/15                             2,500,000        2,711,450

   TX WAXAHACHIE INDEPENDENT SCHOOL DISTRICT
                                                  GO, Capital Appreciation,
                                                    Series 2000,
                                                      Pre-refunded 08/15/10,
                                                        Insured: PSFG

                                                      (b) 08/15/15                                4,545,000        2,788,403

                                                      (b) 08/15/17                                5,365,000        2,869,631

                                                                                                      Total
                                                                                          Refunded/Escrowed       35,476,942

                                                                                                OTHER TOTAL       40,180,837

RESOURCE RECOVERY - 1.0%

         DISPOSAL - 1.0%

      TX GULF COAST WASTE DISPOSAL AUTHORITY
                                     REVENUE
                                                  Refunding,
                                                    Bayport Area System Project,
                                                      Series 2002,
                                                        Insured: AMBAC


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

RESOURCE RECOVERY - (CONTINUED)

         DISPOSAL - (CONTINUED)

                                                      5.000% 10/01/12                             1,875,000        2,014,144

                                                                                             Disposal Total        2,014,144

                                                                                          RESOURCE RECOVERY
                                                                                                      TOTAL        2,014,144

TAX-BACKED - 48.0%

         LOCAL APPROPRIATED - 0.6%

                             TX BEXAR COUNTY
                                                  GO,
                                                    Refunding,
                                                      Insured: FSA

                                                      5.000% 06/15/15                             1,000,000        1,079,150

                                                                                   Local Appropriated Total        1,079,150

         LOCAL GENERAL OBLIGATIONS - 37.5%

       TX ALDINE INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: PSFG

                                                      5.250% 02/15/15                             1,655,000        1,804,778

        TX ALLEN INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2004,
                                                      Insured: PSFG

                                                      5.000% 02/15/17                             1,000,000        1,065,030

    TX ARLINGTON INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2004,
                                                      Insured: PSFG

                                                      5.000% 02/15/16                             2,025,000        2,165,069

       TX AUSTIN INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2004,
                                                      Insured: PSFG

                                                      5.000% 08/01/12                             1,000,000        1,075,640

          TX BARBERS HILL INDEPENDENT SCHOOL
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2003,
                                                      Insured: PSFG

                                                      5.000% 02/15/22                             1,030,000        1,081,294

                             TX BEXAR COUNTY
                                                  GO, Refunding,
                                                    Insured: FSA

                                                      5.000% 06/15/17                             1,180,000        1,262,647

           TX BROWNSVILLE INDEPENDENT SCHOOL
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: PSFG

                                                      5.000% 08/15/15                             1,000,000        1,082,100


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)

    TX BROWNWOOD INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: FGIC

                                                      5.250% 02/15/17                             1,310,000        1,430,743

   TX CARROLLTON INDEPENDENT SCHOOL DISTRICT
                                                  Farmers Branch,
                                                    GO,
                                                      Series 2005,
                                                        Insured: MBIA

                                                      5.000% 02/15/14                             1,280,000        1,381,350

   TX CEDAR HILL INDEPENDENT SCHOOL DISTRICT
                                                  GO, Capital Appreciation,
                                                    Series 2000,
                                                      Insured: PSFG

                                                      (b) 08/15/16                                1,460,000          805,219

                                                      (b) 08/15/17                                1,005,000          517,665

       TX CONROE INDEPENDENT SCHOOL DISTRICT
                                                  Schoolhouse,
                                                    Series 2005 C,
                                                      Insured: PSFG,

                                                      5.000% 02/15/19                             1,650,000        1,760,732

                           TX CORPUS CHRISTI
                                                  GO, Series 2002,
                                                    Insured: FSA

                                                      5.500% 09/01/15                             1,655,000        1,824,720

           TX DUNCANVILLE INDEPENDENT SCHOOL
                                    DISTRICT
                                                  GO, Refunding, Capital Appreciation,
                                                    Insured: PSFG

                                                      (b) 02/15/22                                2,000,000          941,260

     TX EAGLE MOUNTAIN & SAGINAW INDEPENDENT
                             SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2005 C,
                                                      Insured: PSFG

                                                      5.000% 08/15/14                             2,000,000        2,162,780

                                  TX EL PASO
                                                  GO, Refunding,
                                                    Insured: FGIC

                                                      5.250% 08/15/14                             2,000,000        2,199,140

    TX FORT BEND INDEPENDENT SCHOOL DISTRICT
                                                  GO,
                                                    Series 2000,
                                                      Insured: PSFG

                                                      5.250% 08/15/19                             1,000,000        1,061,800


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)

   TX HARLANDALE INDEPENDENT SCHOOL DISTRICT
                                                  GO,
                                                    Refunding,
                                                      Series 2004,
                                                        Insured: PSFG

                                                      5.250% 08/15/16                             4,870,000        5,306,790

              TX HARRIS COUNTY REVENUE TAX &
                   SUBORDINATED LIEN REVENUE
                                                  Refunding,
                                                    Series 2004 B,
                                                      Insured: FSA

                                                      5.000% 08/15/32                             2,000,000        2,126,300

                                  TX HOUSTON
                                                  GO,
                                                    Series 2005 D,
                                                      Insured: AMBAC

                                                      5.000% 03/01/17                             1,000,000        1,071,870
                                                  Series 2005 E,
                                                    Insured: AMBAC

                                                      5.000% 03/01/20                             2,525,000        2,679,252

                                   TX IRVING
                                                  GO, Refunding,
                                                    Series 2005 A,

                                                      5.000% 11/15/18                             2,000,000        2,152,120

                         TX JEFFERSON COUNTY
                                                  GO, Refunding,
                                                    Series 2002,
                                                      Insured: FGIC

                                                      5.750% 08/01/14                             1,000,000        1,115,660

          TX JOHNSON CITY INDEPENDENT SCHOOL
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2003,
                                                      Insured: PSFG

                                                      3.000% 02/15/09                                50,000           49,506

      TX LA JOYA INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Insured: PSFG

                                                      5.000% 02/15/20                             1,000,000        1,061,630

    TX LA MARQUE INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2003,
                                                      Insured: PSFG

                                                      5.000% 02/15/21                             1,740,000        1,817,239

                                   TX LAREDO
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: AMBAC

                                                      5.000% 08/15/20                             1,065,000        1,134,438

         TX MISSION CONSOLIDATED INDEPENDENT
                             SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Insured: PSFG


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)

                                                      5.000% 02/15/17                             1,245,000        1,334,229

        TX NORTH HARRIS MONTGOMERY COMMUNITY
                            COLLEGE DISTRICT
                                                  GO, Refunding,
                                                  Series 2001,
                                                    Insured: MBIA

                                                      5.375% 02/15/16                               420,000          446,502
                                                    Series 2002,
                                                      Insured: FGIC

                                                      5.375% 02/15/16                             1,000,000        1,087,060

    TX NORTHSIDE INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2002 A,
                                                      Insured: PSFG,

                                                      5.250% 02/15/20                             3,285,000        3,505,949

                                 TX PEARLAND
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: MBIA,

                                                      5.000% 03/01/24                             2,525,000        2,649,811

          TX PFLUGERVILLE INDEPENDENT SCHOOL
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: PSFG,

                                                      5.000% 08/15/12                             1,560,000        1,676,516

                               TX RICHARDSON
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: MBIA,

                                                      5.250% 02/15/13                             1,000,000        1,091,020

             TX RIO GRANDE CITY CONSERVATIVE
                 INDEPENDENT SCHOOL DISTRICT
                                                  GO,
                                                    Series 2002,
                                                      Insured: PSFG,

                                                      5.000% 08/15/19                             1,190,000        1,253,784

                              TX SAN ANTONIO
                                                  GO, Refunding,
                                                    Series 2005,

                                                      5.250% 02/01/12                             3,000,000        3,258,540
                                                  GO,
                                                    Forward Series 2001,

                                                      5.250% 08/01/13                             1,480,000        1,618,913

      TX SAN BENITO CONSOLIDATED INDEPENDENT
                             SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: PSFG,

                                                      5.000% 02/15/16                             2,260,000        2,432,325

      TX SHERMAN INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL GENERAL OBLIGATIONS - (CONTINUED)
                                                    Series 2005 A,
                                                      Insured: PSFG

                                                      5.000% 02/15/16                             1,000,000        1,076,250

      TX SOCORRO INDEPENDENT SCHOOL DISTRICT
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: PSFG

                                                      5.250% 08/15/13                             2,500,000        2,735,300

   TX WAXAHACHIE INDEPENDENT SCHOOL DISTRICT
                                                  GO, Capital Appreciation,
                                                    Series 2000,
                                                      Insured: PSFG

                                                      (b) 08/15/15                                  210,000          124,841

                                                      (b) 08/15/17                                  245,000          128,544

                              TX WEBB COUNTY
                                                  GO, Refunding,
                                                    Series 2005,
                                                      Insured: AMBAC

                                                      5.000% 02/01/17                             1,600,000        1,714,288

          TX WEST UNIVERSITY PLACE PERMANENT
                                 IMPROVEMENT
                                                  GO, Refunding,
                                                    Series 2002,

                                                      5.500% 02/01/15                             1,440,000        1,579,550

      TX WHITE SETTLEMENT INDEPENDENT SCHOOL
                                    DISTRICT
                                                  GO, Refunding,
                                                    Series 2003,
                                                      Insured: PSFG

                                                      5.375% 08/15/19                             1,910,000        2,081,041

                        TX WILLIAMSON COUNTY
                                                  GO,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      5.000% 02/15/16                             1,985,000        2,131,652

                                                                            Local General Obligations Total       74,062,887

         SPECIAL NON-PROPERTY TAX -
         6.6%

    PR COMMONWEALTH OF PUERTO RICO HIGHWAY &
                    TRANSPORTATION AUTHORITY
                                                  Series 2005 BB,
                                                    Insured: FSA

                                                      5.250% 07/01/22                             2,000,000        2,258,400
                                                  Series 2005,

                                                      5.250% 07/01/18                             2,000,000        2,258,820

              PR COMMONWEALTH OF PUERTO RICO
          INFRASTRUCTURE FINANCING AUTHORITY
                         SPECIAL TAX REVENUE
                                                  Refunding,


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         SPECIAL NON-PROPERTY TAX - (CONTINUED)
                                                    Series 2005 C,
                                                      Insured: FGIC

                                                      5.500% 07/01/21                             2,000,000        2,313,900

            TX CORPUS CHRISTI BUSINESS & JOB
         DEVELOPMENT CORP. SALES TAX REVENUE
                                                  Arena Project,
                                                    Series 2002,
                                                      Insured: AMBAC

                                                      5.500% 09/01/14                             2,065,000        2,284,386

                                                      5.500% 09/01/18                             1,250,000        1,375,312

           TX HOUSTON, HOTEL OCCUPANCY TAX &
                             SPECIAL REVENUE
                                                  Series 2001 B,
                                                    Insured: AMBAC

                                                      5.250% 09/01/19                             1,195,000        1,276,905

                                                      5.250% 09/01/20                             1,265,000        1,348,389

                                                                                   Special Non-Property Tax
                                                                                                      Total       13,116,112

         STATE GENERAL OBLIGATIONS - 3.3%

           TX COLLEGE STUDENT LOAN AUTHORITY
                                                  GO,
                                                    Series 1994, AMT,

                                                      5.750% 08/01/11                             1,000,000        1,001,480

                        TX WATER DEVELOPMENT
                                                  GO, Series 1997,

                                                      5.250% 08/01/28                             5,000,000        5,120,550

               TX WATER FINANCIAL ASSISTANCE
                                                  Series 1999,

                                                      5.250% 08/01/21                               455,000          478,310

                                                                                  State General Obligations
                                                                                                      Total        6,600,340

                                                                                                 TAX-BACKED
                                                                                                      TOTAL       94,858,489

TRANSPORTATION - 0.7%

         AIRPORTS - 0.3%

       TX DALLAS-FORT WORTH REGIONAL AIRPORT
                                     REVENUE
                                                  Refunding,
                                                    Series 1994 A,
                                                      Insured: MBIA

                                                      6.000% 11/01/09                               500,000          501,025

                                                                                             Airports Total          501,025

         TOLL FACILITIES - 0.4%

         TX HARRIS COUNTY, TOLL ROAD REVENUE
                                                  Senior Lien, Refunding,
                                                    Series 2002,
                                                      Insured: FSA


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

         TOLL FACILITIES - (CONTINUED)

                                                      5.375% 08/15/11                               735,000          800,202

                                                                                      Toll Facilities Total          800,202

                                                                                       TRANSPORTATION TOTAL        1,301,227

UTILITIES - 17.6%

         MUNICIPAL ELECTRIC - 9.0%

      TN METROPOLITAN GOVERNMENT NASHVILLE &
                             DAVIDSON COUNTY
                                                  Series 1998 B,

                                                      5.500% 05/15/13                             1,000,000        1,114,520

          TX AUSTIN ELECTRIC UTILITY SYSTEMS
                                     REVENUE
                                                  Refunding,
                                                    Series 1992,
                                                      Insured: AMBAC

                                                      (b) 11/15/09                                2,500,000        2,171,800
                                                  Subordinated Lien,
                                                    Series 1998,
                                                      Insured: MBIA

                                                      5.250% 05/15/18                             1,100,000        1,219,504
                                                  Series 2002,
                                                    Insured: FSA

                                                      5.500% 11/15/12                             3,410,000        3,772,449
                                                  Series 2002 A,
                                                    Insured: AMBAC

                                                      5.500% 11/15/13                             2,000,000        2,225,840

       TX SAM RAYBURN MUNICIPAL POWER AGENCY
                                     REVENUE
                                                  Refunding,
                                                    Series 2002,

                                                      6.000% 10/01/16                             3,000,000        3,212,430

       TX SAN ANTONIO ELECTRIC & GAS REVENUE
                                                  GO,
                                                    Refunding,
                                                      Series 1998 A,

                                                      5.250% 02/01/12                             2,250,000        2,441,362

                                                      5.250% 02/01/16                             1,500,000        1,582,365

                                                                                         Municipal Electric
                                                                                                      Total       17,740,270

         WATER & SEWER - 8.6%

    TX CORPUS CHRISTI UTILITY SYSTEM REVENUE
                                                  Series 2002,
                                                    Insured: FSA

                                                      5.000% 07/15/14                             1,000,000        1,070,230
                                                  Series 2005,
                                                    Insured: AMBAC

                                                      5.000% 07/15/19                             2,000,000        2,131,160


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         WATER & SEWER - (CONTINUED)

         TX DALLAS WATERWORKS & SEWER SYSTEM
                                     REVENUE
                                                  Refunding,
                                                    Series 2001,

                                                      5.000% 10/01/12                             1,300,000        1,379,612
                                                    Series 2002,

                                                      5.500% 10/01/12                             1,000,000        1,096,130

        TX HOUSTON AREA WATER CORP. CONTRACT
                                     REVENUE
                                                  Northeast Water Purification Project,
                                                    Series 2002,
                                                      Insured: FGIC

                                                      5.500% 03/01/18                             3,000,000        3,259,080

          TX HOUSTON UTILITY SYSTEMS REVENUE
                                                  Refunding,
                                                    Combined First Lien,
                                                      Series 2004 A,
                                                        Insured: MBIA

                                                      5.250% 05/15/14                             2,265,000        2,487,514

       TX MCKINNEY WATERWORKS & SEWER SYSTEM
                                     REVENUE
                                                  GO,
                                                    Insured: FGIC

                                                      5.250% 08/15/17                             1,125,000        1,232,426

      TX NUECES RIVER AUTHORITY WATER SUPPLY
                                     REVENUE
                                                  Refunding, Facilities Corpus Christi Project,
                                                    Series 2005,
                                                      Insured: FSA

                                                      5.000% 07/15/15                             1,000,000        1,081,790

                TX SAN ANTONIO WATER REVENUE
                                                  Refunding,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      5.000% 05/15/14                             1,000,000        1,080,500

          TX TRINITY RIVER AUTHORITY REVENUE
                                                  Refunding,Tarrant County Water Project,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      5.000% 02/01/17                             1,000,000        1,074,650

                                                      5.000% 02/01/18                             1,000,000        1,070,550

                                                                                        Water & Sewer Total       16,963,642

                                                                                                  UTILITIES
                                                                                                      TOTAL       34,703,912


                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $189,325,064)                                   195,761,436


________________________________________________________________________________

December 31, 2005 (Unaudited)              Columbia Texas Intermediate Municipal
                                                                       Bond Fund



                                                                                                   SHARES          VALUE ($)

INVESTMENT COMPANY - 1.6%

                                                        Columbia Tax-Exempt Reserves,
                                                         Capital Class (c)                        3,167,000        3,167,000

                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $3,167,000)                                       3,167,000

                                                        TOTAL INVESTMENTS - 100.6%
                                                        (COST OF $192,492,064)(D)(E)                             198,928,436

                                                        OTHER ASSETS & LIABILITIES, NET - (0.6)%                  (1,273,479)

                                                        NET ASSETS - 100.0%                                      197,654,957



                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *   Security Valuation:

                                                            Debt securities generally are valued by pricing services
                                                            approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                            techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the
                                                            financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the
                                                            securities, and the potential variation may be greater for those securities valued using fundamental analysis.

                                                            Investments in other investment companies are valued at net asset value.

                                                            Investments for which market quotations are not readily
                                                            available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

                                                        (a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (b) Zero coupon bond.

                                                        (c) Money market mutual fund registered under the Investment Company
                                                            Act of 1940, as amended, and advised by Columbia Management
                                                            Advisors, LLC.

                                                        (d) Cost for federal income tax purposes is $192,492,064.

                                                        (e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:




                                                              Unrealized        Unrealized        Net Unrealized
                                                             Appreciation      Depreciation        Appreciation
                                                             ------------      ------------       --------------
                                                              $6,720,627         $(284,255)         $6,436,372




                                                        ACRONYM    NAME
                                                        -------    ----
                                                        AMBAC      Ambac Assurance Corp.
                                                        AMT        Alternative Minimum Tax
                                                        FGIC       Financial Guaranty Insurance Co.
                                                        FSA        Financial Security Assurance, Inc.
                                                        GO         General Obligation
                                                        MBIA       MBIA Insurance Corp.
                                                        PSFG       Permanent School Fund Guaranteed


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 98.3%

EDUCATION - 4.7%

         EDUCATION - 4.7%

               VA COLLEGE BUILDING AUTHORITY
              EDUCATIONAL FACILITIES REVENUE
                                                 University Richmond Project,
                                                    Series 2002 A,

                                                      5.000% 03/01/32                             5,000,000        5,209,200

        VA PUBLIC SCHOOL FINANCING AUTHORITY
                                                 Refunding,
                                                    Series 2004 C,

                                                      5.000% 08/01/16                             8,425,000        9,200,774

    VA ROANOKE COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                 Hollins College Project,
                                                    Series 1998,

                                                      5.200% 03/15/17                             1,115,000        1,156,311

                                                                                            Education Total       15,566,285

                                                                                            EDUCATION TOTAL       15,566,285

HEALTH CARE - 3.4%

         HOSPITALS - 3.4%

    AZ UNIVERSITY MEDICAL CENTER CORPORATION
                            HOSPITAL REVENUE
                                                 GO,
                                                    Series 2004,

                                                      5.250% 07/01/14                             1,000,000        1,067,430

       FL MIAMI-DADE COUNTY HEALTH AUTHORITY
                            HOSPITAL REVENUE
                                                 Refunding, Miami Children's Hospital Project,
                                                    Series 2001,
                                                      Insured: AMBAC

                                                      4.375% 08/15/10                             1,195,000        1,232,702

          MS HOSPITAL FACILITIES & EQUIPMENT
                           AUTHORITY REVENUE
                                                 Forrest County General Hospital Project,
                                                    Series 2000,
                                                      Insured: FSA

                                                      5.625% 01/01/20                             1,285,000        1,391,180

    VA FAIRFAX COUNTY INDUSTRIAL DEVELOPMENT
               AUTHORITY HEALTH CARE REVENUE
                                                 Refunding, Inova Health Systems Project,
                                                    Series 1993,
                                                      Insured: MBIA

                                                      5.250% 08/15/19                             1,000,000        1,108,050

     VA MEDICAL COLLEGE OF VIRGINIA HOSPITAL
                   AUTHORITY GENERAL REVENUE
                                                 Series 1998,
                                                    Insured: MBIA

                                                      4.800% 07/01/11                             1,000,000        1,045,050

           VA ROANOKE INDUSTRIAL DEVELOPMENT
                  AUTHORITY HOSPITAL REVENUE
                                                 Carilion Health System Project,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HOSPITALS - (CONTINUED)
                                                    Series 2002 A,
                                                      Insured: MBIA

                                                      5.250% 07/01/12                             4,000,000        4,338,600

          WI HEALTH & EDUCATIONAL FACILITIES
                                     REVENUE
                                                 Agnesian Healthcare Project,
                                                    Series 2001,

                                                      6.000% 07/01/21                             1,000,000        1,069,380

                                                                                                      Total
                                                                                                  Hospitals       11,252,392

                                                                                          HEALTH CARE TOTAL       11,252,392

HOUSING - 3.6%

         MULTI-FAMILY - 3.3%

       VA ALEXANDRIA REDEVELOPMENT & HOUSING
     AUTHORITY MULTI-FAMILY HOUSING MORTGAGE
                                     REVENUE
                                                 Buckingham Village Apartments Project,
                                                    Series 1996 A, AMT,

                                                      6.050% 07/01/16                             2,000,000        2,040,380

    VA HOUSING DEVELOPMENT AUTHORITY REVENUE
                                                 Rental Housing Project,
                                                    Series 2000 B, AMT,

                                                      5.875% 08/01/15                             2,655,000        2,783,688

          VA SUFFOLK REDEVELOPMENT & HOUSING
      AUTHORITY MULTI-FAMILY HOUSING REVENUE
                                                 Refunding, Windsor Ltd. Partnership Project,
                                                    Series 2001,

                                                      4.850% 07/01/31                             5,800,000        6,098,352

                                                                                                      Total
                                                                                               Multi-family       10,922,420

         SINGLE-FAMILY - 0.3%

            VA HOUSING DEVELOPMENT AUTHORITY
               COMMONWEALTH MORTGAGE REVENUE
                                                 Series 2001 D-D-1,

                                                      4.750% 07/01/12                             1,035,000        1,084,193

                                                                                              Single-family
                                                                                                      Total        1,084,193

                                                                                              HOUSING TOTAL       12,006,613

INDUSTRIALS - 1.5%

         CHEMICALS - 0.2%

      VA GILES COUNTY INDUSTRIAL DEVELOPMENT
           AUTHORITY EXEMPT FACILITY REVENUE
                                                 Hoechst Celanese Corporation Project,
                                                    Series 1995, AMT,

                                                      5.950% 12/01/25                               550,000          553,971

                                                                                            Chemicals Total          553,971


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

         FOREST PRODUCTS & PAPER - 1.3%

      AL MOBILE INDUSTRIAL DEVELOPMENT BOARD
                   POLLUTION CONTROL REVENUE
                                                 Refunding, International Paper Company Project,
                                                    Series 1998 B,

                                                      4.750% 04/01/10                             2,250,000        2,289,713

    GA RICHMOND COUNTY DEVELOPMENT AUTHORITY
           ENVIRONMENTAL IMPROVEMENT REVENUE
                                                 International Paper Company Project,
                                                    Series 2001 A,

                                                      5.150% 03/01/15                             1,450,000        1,499,155

              MS WARREN COUNTY ENVIRONMENTAL
                         IMPROVEMENT REVENUE
                                                 Refunding, International Paper Company Project,
                                                    Series 2000 A, AMT,

                                                      6.700% 08/01/18                               500,000          539,155

                                                                              Forest Products & Paper Total        4,328,023

                                                                                          INDUSTRIALS TOTAL        4,881,994

OTHER - 25.3%

         OTHER - 3.1%

       VA BEACH DEVELOPMENT AUTHORITY PUBLIC
                            FACILITY REVENUE
                                                 Refunding,
                                                    Series 2005 A,

                                                      5.000% 05/01/21                             4,465,000        4,766,745

          VA NORFOLK PARKING SYSTEMS REVENUE
                                                 Refunding,
                                                    Series 2005 A,
                                                      Insured: MBIA

                                                      5.000% 02/01/21                             5,170,000        5,511,737

                                                                                                      Other
                                                                                                      Total       10,278,482

         POOL/BOND BANK - 4.0%

    AK MUNICIPAL BOND BANK AUTHORITY REVENUE
                                                 Series 2003,
                                                    Insured: MBIA

                                                      5.250% 12/01/18                             1,385,000        1,493,875

     VA RESOURCES AUTHORITY AIRPORTS REVENUE
                                                 Series 2001 A,

                                                      5.250% 08/01/18                             1,205,000        1,281,638

       VA RESOURCES AUTHORITY INFRASTRUCTURE
                                     REVENUE
                                                 Pooled Financing Program,
                                                    Series 2000 A,
                                                      Insured: MBIA

                                                      5.500% 05/01/21                             1,070,000        1,161,485

                                                      5.500% 05/01/22                             1,120,000        1,215,760
                                                    Series 2002 B,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         POOL/BOND BANK - (CONTINUED)

                                                      5.000% 11/01/09                             1,000,000        1,056,930
                                                      5.000% 11/01/13                             1,175,000        1,273,618
                                                    Series 2003,

                                                      5.000% 11/01/18                             1,075,000        1,149,669
                                                      5.000% 11/01/19                             1,125,000        1,201,567
                                                      5.000% 11/01/21                             1,185,000        1,258,434
                                                      5.000% 11/01/22                             1,100,000        1,167,056
                                                    Series 2005 B,

                                                      5.000% 11/01/18                             1,030,000        1,112,421

                                                                                             Pool/Bond Bank
                                                                                                      Total       13,372,453

         REFUNDED/ESCROWED (A) - 17.3%

          AZ SCHOOL FACILITIES BOARD REVENUE
                                                 State School Improvement,
                                                    Series 2002,
                                                      Pre-refunded 07/01/12,

                                                      5.250% 07/01/14                             2,030,000        2,220,191

    FL VOLUSIA COUNTY EDUCATIONAL FACILITIES
                           AUTHORITY REVENUE
                                                 Series 1996 A,
                                                    Pre-refunded 10/15/06,

                                                      6.125% 10/15/16                             2,100,000        2,185,932

    TX TRINITY RIVER AUTHORITY WATER REVENUE
                                                 Tarrant County Water Project,
                                                    Series 2003,
                                                      Insured: MBIA
                                                        Pre-refunded 02/01/13,

                                                      5.500% 02/01/14                             2,795,000        3,108,375

              VA ARLINGTON COUNTY INDUSTRIAL
    DEVELOPMENT AUTHORITY FACILITIES REVENUE
                                                 The Nature Conservancy Project,
                                                    Series 1997 A,
                                                      Pre-refunded 07/01/07,

                                                      5.450% 07/01/27                             1,000,000        1,050,920

              VA ARLINGTON COUNTY INDUSTRIAL
     DEVELOPMENT AUTHORITY HOSPITAL FACILITY
                                     REVENUE
                                                 Virginia Hospital Center, Arlington Health
                                                    Systems, Series 2001,
                                                      Pre-refunded 07/01/11,

                                                      5.500% 07/01/13                             1,000,000        1,099,150

                         VA ARLINGTON COUNTY
                                                 GO,
                                                    Series 1999,
                                                      Pre-refunded 06/01/09,

                                                      5.250% 06/01/16                             3,865,000        4,101,190

    VA BIOTECHNOLOGY RESEARCH PARK AUTHORITY
                               LEASE REVENUE
                                                 Biotech Two Project,
                                                    Series 1996,
                                                      Pre-refunded 09/01/06,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED/ESCROWED (A) - (CONTINUED)

                                                      5.300% 09/01/13                             1,000,000        1,023,290

               VA COLLEGE BUILDING AUTHORITY
              EDUCATIONAL FACILITIES REVENUE
                                                 Public Higher Educational Financing Program,
                                                    Series 1999 A,
                                                      Pre-refunded 09/01/09,

                                                      5.375% 09/01/12                             2,300,000        2,456,745

        VA COMMONWEALTH TRANSPORTATION BOARD
                           AUTHORITY REVENUE
                                                 Northern Virginia Transportation District Project,
                                                    Series 1996 A,
                                                      Pre-refunded 05/15/06,

                                                      5.125% 05/15/21                             2,345,000        2,384,044

    VA FAIRFAX COUNTY INDUSTRIAL DEVELOPMENT
               AUTHORITY HEALTH CARE REVENUE
                                                 Refunding, Inova Health Systems Project,
                                                    Series 1996,
                                                      Pre-refunded 08/15/06,

                                                      5.500% 08/15/10                               500,000          516,480

        VA FAIRFAX COUNTY PUBLIC IMPROVEMENT
                                     REVENUE
                                                 GO,
                                                    Series 1999 B,
                                                        Pre-refunded 12/01/07,

                                                      5.500% 12/01/16                             1,000,000        1,060,310

   VA FAIRFAX COUNTY WATER & SEWER AUTHORITY
                                                 Water Revenue,
                                                    Series 2000,
                                                      Pre-refunded 04/01/10,

                                                      5.625% 04/01/25                             3,000,000        3,288,060

                           VA FAIRFAX COUNTY
                                                 GO,
                                                    Series 1998,
                                                      Pre-refunded 04/01/08,

                                                      4.800% 04/01/10                             1,000,000        1,051,290

        VA LOUDOUN COUNTY PUBLIC IMPROVEMENT
                                                 GO,
                                                    Series 2000 B,
                                                      Pre-refunded 01/01/10,

                                                      5.250% 01/01/17                             2,600,000        2,803,346
                                                    Series 2001 C,
                                                      Pre-refunded 11/01/11,

                                                      5.000% 11/01/14                               510,000          553,166

             VA LYNCHBURG PUBLIC IMPROVEMENT
                                                 GO,
                                                    Series 1997,
                                                      Pre-refunded 05/01/06,

                                                      5.400% 05/01/17                             1,140,000        1,170,438

             VA MONTGOMERY COUNTY INDUSTRIAL
         DEVELOPMENT AUTHORITY LEASE REVENUE
                                                 Series 2000 B,
                                                    Pre-refunded 01/15/11,
                                                      Insured: AMBAC

                                                      5.500% 01/15/22                             2,000,000        2,190,260


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         REFUNDED/ESCROWED (A) - (CONTINUED)

                                  VA NORFOLK
                                                 GO,
                                                    Series 1998,
                                                      Pre-refunded 07/01/08,
                                                        Insured: FSA

                                                      5.000% 07/01/11                             1,050,000        1,102,479
                                                      5.000% 07/01/13                               475,000          498,740

    VA PORTSMOUTH PUBLIC IMPROVEMENT REVENUE
                                                 GO, Refunding,
                                                    Series 2001 A,
                                                      Pre-refunded 06/01/08,
                                                        Insured: FGIC

                                                      5.500% 06/01/17                             2,680,000        2,816,787

        VA PUBLIC SCHOOL FINANCING AUTHORITY
                                     REVENUE
                                                 Series 1998 A,
                                                    Pre-refunded 08/01/08,

                                                      4.875% 08/01/14                             1,095,000        1,147,637

         VA RESOURCE AUTHORITY WATER & SEWER
                             SYSTEMS REVENUE
                                                 Suffolk Project,
                                                    Series 1996 A,
                                                      Pre-refunded 04/01/07,

                                                      5.500% 04/01/17                             1,020,000        1,067,359

      VA RICHMOND PUBLIC IMPROVEMENT REVENUE
                                                 GO, Refunding,
                                                    Series 1999 A,
                                                      Pre-refunded 01/15/10,
                                                        Insured: FSA

                                                      5.000% 01/15/19                             2,855,000        3,050,682

        VA VIRGINIA BEACH PUBLIC IMPROVEMENT
                                                 GO,
                                                    Series 2000,
                                                      Pre-refunded 03/01/10,

                                                      5.500% 03/01/17                             3,060,000        3,332,646
                                                      5.500% 03/01/18                             3,805,000        4,144,025

     VA VIRGINIA BEACH WATER & SEWER REVENUE
                                                    Series 2000,
                                                      Pre-refunded 08/01/10,

                                                      5.250% 08/01/17                             1,790,000        1,926,076
                                                      5.250% 08/01/18                             1,935,000        2,082,099
                                                      5.250% 08/01/19                             2,035,000        2,189,701
                                                      5.250% 08/01/20                             2,145,000        2,308,063

                                                                                                      Total
                                                                                          Refunded/Escrowed       57,929,481

         TOBACCO - 0.9%

             VA TOBACCO SETTLEMENT FINANCING
                                 CORPORATION
                                                 Series 2005,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

         TOBACCO - (CONTINUED)

                                                      5.500% 06/01/26                             3,000,000        3,063,990

                                                                                              Tobacco Total        3,063,990

                                                                                                OTHER TOTAL       84,644,406

RESOURCE RECOVERY - 4.2%

         DISPOSAL - 3.1%

              VA ARLINGTON COUNTY INDUSTRIAL
               DEVELOPMENT AUTHORITY REVENUE
                                                 Ogden Martin Systems of Union-Alexandria Arlington Project,
                                                    Series 1998 B, AMT,
                                                      Insured: FSA

                                                      5.250% 01/01/09                             3,280,000        3,427,994

                                                      5.250% 01/01/10                             1,855,000        1,940,052

    VA SOUTHEASTERN PUBLIC SERVICE AUTHORITY
                                     REVENUE
                                                 Refunding,
                                                    Series 1993 A,
                                                      Insured: MBIA

                                                      5.100% 07/01/08                             5,000,000        5,213,300

                                                                                             Disposal Total       10,581,346

         RESOURCE RECOVERY - 1.1%

      VA FAIRFAX COUNTY ECONOMIC DEVELOPMENT
        AUTHORITY RESOURCES RECOVERY REVENUE
                                                 Refunding,
                                                    Series 1998 A, AMT,
                                                      Insured: AMBAC

                                                      6.050% 02/01/09                             3,385,000        3,613,521

                                                                                          Resource Recovery
                                                                                                      Total        3,613,521

                                                                                          RESOURCE RECOVERY
                                                                                                      TOTAL       14,194,867

TAX-BACKED - 46.7%

         LOCAL APPROPRIATED - 3.9%

              VA ARLINGTON COUNTY INDUSTRIAL
         DEVELOPMENT AUTHORITY LEASE REVENUE
                                                 Virginia Capital Project,
                                                    Series 2004,

                                                      5.000% 08/01/17                             1,205,000        1,291,616

                                                      5.000% 08/01/18                             1,205,000        1,288,000

         VA CULPEPPER INDUSTRIAL DEVELOPMENT
   AUTHORITY PUBLIC FACILITIES LEASE REVENUE
                                                 School Facilities Project,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      5.000% 01/01/21                             2,060,000        2,187,246


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         LOCAL APPROPRIATED - (CONTINUED)

      VA FAIRFAX COUNTY ECONOMIC DEVELOPMENT
                AUTHORITY FACILITIES REVENUE
                                                 School Board Administration Building Project,
                                                    Series 2005  I-A,

                                                      5.000% 04/01/19                             1,380,000        1,480,243

    VA HAMPTON ROADS REGIONAL JAIL AUTHORITY
                            FACILITY REVENUE
                                                 Series 2004,
                                                    Insured: MBIA

                                                      5.000% 07/01/14                             1,750,000        1,898,715

                                                      5.000% 07/01/15                             1,685,000        1,816,767

                                                      5.000% 07/01/16                             1,930,000        2,074,422

         VA PRINCE WILLIAM COUNTY INDUSTRIAL
         DEVELOPMENT AUTHORITY LEASE REVENUE
                                                 ATCC Project,
                                                    Series 1996,

                                                      6.000% 02/01/14                             1,000,000        1,021,340

                                                                                   Local Appropriated Total       13,058,349

         LOCAL GENERAL OBLIGATIONS - 20.5%

                         VA ARLINGTON COUNTY
                                                 GO, Refunding,
                                                    Series 1993,

                                                      6.000% 06/01/12                             3,285,000        3,746,313
                                                    Series 2004 B,

                                                      5.000% 11/01/10                             1,000,000        1,071,670

                               VA CHESAPEAKE
                                                 GO,
                                                    Series 1998,

                                                      4.650% 08/01/11                             1,000,000        1,045,820

   VA CHESTERFIELD COUNTY PUBLIC IMPROVEMENT
                                                 GO,
                                                    Series 2005,

                                                      5.000% 01/01/17                             3,995,000        4,332,258

                           VA FAIRFAX COUNTY
                                                 GO,
                                                    Series 2002 A,

                                                      5.000% 06/01/10                             5,000,000        5,334,650

               VA HAMPTON PUBLIC IMPROVEMENT
                                                 GO, Refunding,
                                                    Series 2004,

                                                      5.000% 02/01/15                             1,275,000        1,378,313

                           VA HENRICO COUNTY
                                                 GO,
                                                    Series 2002,

                                                      5.000% 04/01/15                             1,300,000        1,403,077


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

     LOCAL GENERAL OBLIGATIONS - (CONTINUED)

     VA JAMES CITY COUNTY PUBLIC IMPROVEMENT
                                                 GO, Refunding,
                                                    Series 2003,

                                                      5.000% 12/15/12                             2,335,000        2,529,062

                                                      5.000% 12/15/13                             2,175,000        2,365,530

                           VA LOUDOUN COUNTY
                                                 GO, Refunding,
                                                    Series 1998 B,

                                                      5.250% 12/01/15                             1,000,000        1,119,130
                                                    Series 2005 A,

                                                      5.000% 07/01/09                             3,245,000        3,426,071

                             VA NEWPORT NEWS
                                                 GO,
                                                    Series 1998,

                                                      5.000% 03/01/18                             1,000,000        1,049,360

                                  VA NORFOLK
                                                 GO, Refunding,
                                                    Capital Improvement,
                                                      Series 1998,
                                                        Insured: FSA

                                                      5.000% 07/01/11                             2,450,000        2,563,998

                                                      5.000% 07/01/13                               525,000          549,428
                                                    Series 2002 B,
                                                      Insured: FSA

                                                      5.250% 07/01/11                             4,960,000        5,391,024
                                                    Series 2003,
                                                      Insured: FSA

                                                      4.000% 12/01/08                             3,770,000        3,844,156

                               VA PORTSMOUTH
                                                 GO, Refunding,
                                                    Series 2003,
                                                      Insured: FSA

                                                      5.000% 07/01/17                             4,385,000        4,718,085

                                                      5.000% 07/01/19                             2,060,000        2,202,655
                                                 GO,
                                                    Series 2001 A,
                                                      Insured: FGIC

                                                         5.500% 06/01/17                          1,030,000        1,077,844

              VA RICHMOND PUBLIC IMPROVEMENT
                                                 GO, Refunding,
                                                    Series 2005 A,
                                                      Insured: FSA

                                                      5.000% 07/15/15                             8,840,000        9,643,733
                                                 GO,
                                                    Series 1993 B,

                                                      5.500% 07/15/09                             1,430,000        1,531,215
                                                    Series 2002 A,
                                                      Insured: FSA

                                                      5.250% 07/15/11                             2,150,000        2,337,781

                      VA SPOTSYLVANIA COUNTY
                                                 GO, Refunding,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

     LOCAL GENERAL OBLIGATIONS - (CONTINUED)
                                                    Series 1998,
                                                      Insured: FSA

                                                      4.400% 07/15/07                             2,000,000        2,033,920

                           VA VIRGINIA BEACH
                                                 GO, Refunding,
                                                    Series 1992,

                                                      5.400% 07/15/08                             2,300,000        2,416,679
                                                    Series 2004 B,

                                                      5.000% 05/01/13                             1,305,000        1,414,202

                                                                            Local General Obligations Total       68,525,974

         SPECIAL NON-PROPERTY TAX - 2.7%

           IL METROPOLITAN PIER & EXPOSITION
       AUTHORITY DEDICATED STATE TAX REVENUE
                                                 Refunding, McCormick Plant Expansion,
                                                    Series 2002 B,
                                                      Insured: MBIA

                                                      5.250% 06/15/11                             4,500,000        4,865,850

       VA GREATER RICHMOND CONVENTION CENTER
                 AUTHORITY HOTEL TAX REVENUE
                                                 Refunding,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      5.000% 06/15/18                             3,800,000        4,069,230

                                                                                   Special Non-Property Tax
                                                                                                      Total        8,935,080

         SPECIAL PROPERTY TAX - 0.9%

      VA FAIRFAX COUNTY ECONOMIC DEVELOPMENT
            AUTHORITY TRANSPORTATION REVENUE
                                                 Series 2004,
                                                    Insured: MBIA

                                                      5.000% 04/01/24                             2,865,000        3,017,160

                                                                                 Special Property Tax Total        3,017,160

         STATE APPROPRIATED - 6.9%

    VA BIOTECHNOLOGY RESEARCH PARK AUTHORITY
                               LEASE REVENUE
                                                 Consolidated Laboratories Project, Series 2001,

                                                      5.125% 09/01/16                             1,100,000        1,174,228

               VA COLLEGE BUILDING AUTHORITY
              EDUCATIONAL FACILITIES REVENUE
                                                 21st Century Catalogue & Equipment Program Project,
                                                    Series 2002 A,

                                                      5.000% 02/01/15                             1,270,000        1,356,627
                                                 Public Higher Education Financing Program,
                                                    Series 2003 A,

                                                      5.000% 09/01/11                             1,800,000        1,934,802

        VA COMMONWEALTH TRANSPORTATION BOARD
                           AUTHORITY REVENUE
                                                 Oak Grove Connector Project,
                                                    Series 1997 A,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         STATE APPROPRIATED - (CONTINUED)

                                                      5.250% 05/15/22                             1,000,000        1,032,640
                                                 U.S. Route 58 Corridor Development Project,
                                                    Series 1997 C,

                                                      5.125% 05/15/19                             1,245,000        1,284,242
                                                      Insured: MBIA

                                                      5.000% 05/15/13                             3,375,000        3,478,815

    VA PORT AUTHORITY COMMONWEALTH PORT FUND
                                     REVENUE
                                                 Series 1996, AMT,

                                                      5.550% 07/01/12                             2,465,000        2,509,961
                                                 Series 1997, AMT,
                                                    Insured: MBIA

                                                      5.650% 07/01/17                             1,000,000        1,035,780

   VA PORT AUTHORITY PORT FACILITIES REVENUE
                                                 Series 2003, AMT,
                                                    Insured: MBIA

                                                      5.125% 07/01/14                             1,360,000        1,462,014
                                                      5.125% 07/01/15                             1,430,000        1,531,516
                                                      5.250% 07/01/17                             1,585,000        1,701,703

         VA PUBLIC BUILDING AUTHORITY PUBLIC
                          FACILITIES REVENUE
                                                 Series 2002 A,

                                                      5.000% 08/01/14                             2,790,000        2,998,329

        VA PUBLIC SCHOOL FINANCING AUTHORITY
                                     REVENUE
                                                 Series 1998 A,

                                                      4.875% 08/01/14                             1,445,000        1,503,494

                                                                                   State Appropriated Total       23,004,151

         STATE GENERAL OBLIGATIONS - 11.8%

                                    VA STATE
                                                 GO,
                                                    Series 2002,

                                                      4.000% 06/01/09                            10,230,000       10,460,584
                                                    Series 2003 A,

                                                      5.000% 06/01/08                             5,000,000        5,202,250
                                                    Series 2004 B,

                                                      5.000% 06/01/15                             7,725,000        8,401,865
                                                      5.000% 06/01/16                             9,205,000        9,989,450

                   WA MOTOR VEHICLE FUEL TAX
                                                 GO,
                                                    Series 1997 F,


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

         STATE GENERAL OBLIGATIONS - (CONTINUED)

                                                      5.375% 07/01/22                             5,035,000        5,167,924

                                                                                  State General Obligations
                                                                                                      Total       39,222,073

                                                                                                 TAX-BACKED
                                                                                                      TOTAL      155,762,787

TRANSPORTATION - 2.0%

         AIR TRANSPORTATION - 0.6%

            TN MEMPHIS-SHELBY COUNTY AIRPORT
                                   AUTHORITY
                                                 Federal Express Corp.,
                                                    Series 2001,

                                                      5.000% 09/01/09                             2,000,000        2,073,740

                                                                                   Air Transportation Total        2,073,740

         AIRPORTS - 1.1%

        DC DISTRICT OF COLUMBIA METROPOLITAN
                   AIRPORT AUTHORITY REVENUE
                                                 Refunding,
                                                    Series 1998 B, AMT,
                                                      Insured: MBIA

                                                      5.250% 10/01/10                             1,000,000        1,046,380

             FL HILLSBOROUGH COUNTY AVIATION
                           AUTHORITY REVENUE
                                                 Refunding,
                                                    Tampa International Airport,
                                                      Series 2003 D, AMT,
                                                        Insured: MBIA

                                                      5.500% 10/01/10                             2,265,000        2,434,422

                                                                                             Airports Total        3,480,802

         TOLL FACILITIES - 0.3%

          VA RICHMOND METROPOLITAN AUTHORITY
                          EXPRESSWAY REVENUE
                                                 Series 1998,
                                                    Insured: FGIC

                                                      5.250% 07/15/17                             1,000,000        1,101,040

                                                                                      Toll Facilities Total        1,101,040

                                                                                       TRANSPORTATION TOTAL        6,655,582

UTILITIES - 6.9%

         INVESTOR OWNED - 0.6%

     KS BURLINGTON ENVIRONMENTAL IMPROVEMENT
                                     REVENUE
                                                 Refunding, Kansas City Power & Light Project,
                                                    Series 1998 K,

                                                      4.750% 09/01/15                             2,000,000        2,032,020

                                                                                       Investor Owned Total        2,032,020


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         JOINT POWER AUTHORITY - 0.3%

                WA ENERGY NORTHWEST ELECTRIC
                                                 Refunding, Series 2002 A,
                                                    Insured: MBIA

                                                      5.750% 07/01/18                             1,000,000        1,107,780

                                                                                Joint Power Authority Total        1,107,780

         MUNICIPAL ELECTRIC - 0.6%

       TX SAM RAYBURN MUNICIPAL POWER AGENCY
                                     REVENUE
                                                 Refunding,
                                                    Series 2002,

                                                      6.000% 10/01/16                             2,000,000        2,141,620

                                                                                         Municipal Electric
                                                                                                      Total        2,141,620

         WATER & SEWER - 5.4%

             VA FAIRFAX COUNTY WATER & SEWER
                           AUTHORITY REVENUE
                                                 Series 2005 B,

                                                      5.250% 04/01/19                             1,835,000        2,069,054
                                                 Un-refunded Balance,
                                                    Series 1992,

                                                      6.000% 04/01/22                             3,000,000        3,152,310

                    VA NORFOLK WATER REVENUE
                                                 Series 1995,
                                                    Insured: MBIA

                                                      5.700% 11/01/10                             2,000,000        2,043,920

            VA PRINCE WILLIAM COUNTY SERVICE
      AUTHORITY WATER & SEWER SYSTEM REVENUE
                                                 Refunding,
                                                    Series 2003,

                                                      5.000% 07/01/13                             3,350,000        3,633,041

         VA RESOURCE AUTHORITY SEWER SYSTEMS
                                     REVENUE
                                                 Refunding,
                                                    Harrisonburg-Rockingham Project,
                                                      Series 1998,

                                                      5.000% 05/01/18                             2,970,000        3,091,592
                                                    Hopewell Regional Wastewater Facilities Project,
                                                      Series 1995 A, AMT,

                                                      6.000% 10/01/15                             1,750,000        1,785,578

      VA RESOURCES AUTHORITY SYSTEMS REVENUE
                                                 Refunding,
                                                    Series 1998,

                                                      5.000% 05/01/22                             2,000,000        2,076,400

                                                                                        Water & Sewer Total       17,851,895

                                                                                                  UTILITIES
                                                                                                      TOTAL       23,133,315

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $321,194,876)                                   328,098,241


________________________________________________________________________________

December 31, 2005 (Unaudited)           Columbia Virginia Intermediate Municipal
                                                                       Bond Fund



                                                                                                  SHARES           VALUE ($)
INVESTMENT COMPANY - 0.5%

                                                        Columbia Tax-Exempt Reserves,
                                                           Capital Class (b)                      1,847,000        1,847,000


                                                        TOTAL INVESTMENT COMPANY
                                                        (COST OF $1,847,000)                                       1,847,000


                                                        TOTAL INVESTMENTS - 98.8%
                                                        (COST OF $323,041,876)(C)(D)                             329,945,241


                                                        OTHER ASSETS & LIABILITIES, NET - 1.2%                     3,910,424


                                                        NET ASSETS - 100.0%                                      333,855,665



                                                        NOTES TO INVESTMENT PORTFOLIO:
                                                        *   Security Valuation:

                                                            Debt securities generally are valued by pricing services
                                                            approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                            techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the
                                                            financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the
                                                            securities, and the potential variation may be greater for those securities valued using fundamental analysis.

                                                            Investments in other investment companies are valued at net asset value.

                                                            Investments for which market quotations are not readily
                                                            available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

                                                        (a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

                                                        (b) Money market mutual fund registered under the Investment Company
                                                            Act of 1940, as amended, and advised by Columbia Management
                                                            Advisors, LLC.

                                                        (c) Cost for federal income tax purposes is $323,041,876.

                                                        (d) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:




                                                             Unrealized        Unrealized        Net Unrealized
                                                            Appreciation      Depreciation        Appreciation
                                                            ------------      ------------        ------------
                                                             $8,894,093        $(1,990,728)        $6,903,365



                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FSA           Financial Security Assurance, Inc.
                                                        GO            General Obligation
                                                        MBIA          MBIA Insurance Corp.


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - 67.5%

CONSUMER DISCRETIONARY - 11.3%

         HOTELS, RESTAURANTS & LEISURE - 4.4%

                 CAESARS ENTERTAINMENT, INC.

                                                      4.150% 04/15/24(a)                          3,680,000        4,689,461

             FAIRMONT HOTELS & RESORTS, INC.

                                                      3.750% 12/01/23                            12,755,000       14,811,744

               FOUR SEASONS HOTELS & RESORTS

                                                      1.875% 07/30/24                            11,320,000       10,980,400

                         HILTON HOTELS CORP.

                                                      3.375% 04/15/23                            14,803,000       17,412,029

                      SCIENTIFIC GAMES CORP.

                                                      0.750% 12/01/24                            10,137,000       10,859,261

                                                                        Hotels, Restaurants & Leisure Total       58,752,895

         INTERNET & CATALOG RETAIL - 1.7%

                            AMAZON.COM, INC.

                                                      4.750% 02/01/09                            23,637,000       22,721,066

                                                                            Internet & Catalog Retail Total       22,721,066

         MEDIA - 4.6%

               ECHOSTAR COMMUNICATIONS CORP.

                                                      5.750% 05/15/08                             9,010,000        8,784,750

                       LAMAR ADVERTISING CO.

                                                      2.875% 12/31/10                            14,795,000       15,627,219

                         LIBERTY MEDIA CORP.

                                                      3.250% 03/15/31                            12,310,000        9,278,662

              LIONS GATE ENTERTAINMENT CORP.

                                                      2.938% 10/15/24                             5,486,000        4,765,962

                                                      3.625% 03/15/25                             5,865,000        5,036,569

                   PLAYBOY ENTERPRISES, INC.

                                                      3.000% 03/15/25                             5,000,000        5,000,000

                             WALT DISNEY CO.

                                                      2.125% 04/15/23                            12,835,000       12,835,000

                                                                                                Media Total       61,328,162

         SPECIALTY RETAIL - 0.6%

                              CSK AUTO CORP.

                                                      3.375% 08/15/25                             2,987,000        2,762,975

                                                      4.625% 12/15/25(b)                          1,990,000        2,038,755

                       MEN'S WEARHOUSE, INC.


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

         SPECIALTY RETAIL - (CONTINUED)

                                                      3.125% 10/15/23                             2,940,000        3,410,400

                                                                                     Specialty Retail Total        8,212,130

                                                                               CONSUMER DISCRETIONARY TOTAL      151,014,253

CONSUMER STAPLES - 0.6%

         FOOD & STAPLES RETAILING - 0.2%

                     WILD OATS MARKETS, INC.

                                                      3.250% 05/15/34                             2,250,000        2,030,625

                                                                             Food & Staples Retailing Total        2,030,625

         HOUSEHOLD PRODUCTS - 0.4%

                             CHURCH & DWIGHT

                                                      5.250% 08/15/33                             4,915,000        5,916,431

                                                                                   Household Products Total        5,916,431

                                                                                     CONSUMER STAPLES TOTAL        7,947,056

ENERGY - 4.7%

         ENERGY EQUIPMENT & SERVICES - 3.8%

                             HALLIBURTON CO.

                                                      3.125% 07/15/23                            11,938,000       20,413,980

                        HANOVER COMPRESS CO.

                                                      4.750% 01/15/14                             2,460,000        2,804,400

                         MAVERICK TUBE CORP.

                                                      1.875% 11/15/25(b)                            995,000        1,129,325

                   PRIDE INTERNATIONAL, INC.

                                                      3.250% 05/01/33                             7,393,000        9,740,278

                           SCHLUMBERGER LTD.

                                                      2.125% 06/01/23                            11,725,000       15,183,875

                            TRANSOCEAN, INC.

                                                      1.500% 05/15/21                               780,000          829,725

                                                                          Energy Equipment & Services Total       50,101,583

         OIL, GAS & CONSUMABLE FUELS - 0.9%

                       CHENIERE ENERGY, INC.

                                                      2.250% 08/01/12                             1,987,000        2,394,335

                                   OMI CORP.

                                                      2.875% 12/01/24                            10,457,000        9,359,015

                                                                                Oil, Gas & Consumable Fuels
                                                                                                      Total       11,753,350

                                                                                               ENERGY TOTAL       61,854,933

FINANCIALS - 4.7%

         CAPITAL MARKETS - 0.4%

                               E*TRADE GROUP


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

FINANCIALS - (CONTINUED)

         CAPITAL MARKETS - (CONTINUED)

                                                      6.000% 02/01/07                             5,500,000        5,555,000

                                                                                      Capital Markets Total        5,555,000

         COMMERCIAL BANKS - 0.4%

                           WELLS FARGO & CO.

                                                      4.000% 05/01/33(a)                          4,820,000        4,774,837

                                                                                     Commercial Banks Total        4,774,837

         CONSUMER FINANCE - 1.1%

                        AMERICAN EXPRESS CO.

                                                      1.850% 12/01/33                            14,385,000       15,266,081

                                                                                     Consumer Finance Total       15,266,081

         DIVERSIFIED FINANCIAL SERVICES - 0.6%

                         CAPITALSOURCE, INC.

                                                      3.500% 07/15/34                             8,955,000        8,596,800

                                                                       Diversified Financial Services Total        8,596,800

         INSURANCE - 0.7%

             AMERICAN EQUITY INVESTMENT LIFE
                               INSURANCE CO.

                                                      5.250% 12/06/24                             3,488,000        4,024,280

                               CONSECO, INC.

                                                      3.500% 09/30/35(b)                          4,677,000        4,963,466

                                                                                            Insurance Total        8,987,746

         REAL ESTATE - 1.5%

                         HOST MARRIOTT CORP.

                                                      3.250% 04/15/24(b)                         17,040,000       19,872,900

                                                                                          Real Estate Total       19,872,900

                                                                                           FINANCIALS TOTAL       63,053,364

HEALTH CARE - 16.6%

         BIOTECHNOLOGY - 5.0%

                      AMYLIN PHARMACEUTICALS

                                                      2.500% 04/15/11                             5,965,000        7,635,200

                      CUBIST PHARMACEUTICALS

                                                      5.500% 11/01/08                             7,820,000        7,360,575

                       CV THERAPEUTICS, INC.

                                                      2.000% 05/16/23                             4,855,000        4,102,475

                                                      3.250% 08/16/13                               180,000          200,025

                    DOV PHARMACEUTICAL, INC.

                                                      2.500% 01/15/25                             2,500,000        2,137,500

                                  ICOS CORP.

                                                      2.000% 07/01/23                            12,760,000       10,271,800

                            INVITROGEN CORP.

                                                      2.000% 08/01/23                            10,910,000       11,837,350


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         BIOTECHNOLOGY - (CONTINUED)

                                                      2.250% 12/15/06                             6,700,000        6,540,875

            MILLENNIUM PHARMACEUTICALS, INC.

                                                      5.500% 01/15/07                             3,346,000        3,312,540

                   PROTEIN DESIGN LABS, INC.

                                                      2.000% 02/15/12                             3,210,000        4,257,262

                                                      2.750% 08/16/23                             2,906,000        4,315,410

                      VERTEX PHARMACEUTICALS

                                                      5.000% 09/19/07                             4,400,000        4,400,000

                                                                                        Biotechnology Total       66,371,012

         HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%

               ADVANCED MEDICAL OPTICS, INC.

                                                      2.500% 07/15/24                            14,920,000       15,162,450

                         BAUSCH & LOMB, INC.

                                                      4.422% 08/01/23(a)                          4,950,000        6,664,729

                                 CYTYC CORP.

                                                      2.250% 03/15/24                             1,962,000        2,163,105

       FISHER SCIENTIFIC INTERNATIONAL, INC.

                                                      3.250% 03/01/24                            15,532,000       15,434,925

                             MEDTRONIC, INC.

                                                      1.250% 09/15/21                            11,636,000       11,781,450

                      ST. JUDE MEDICAL, INC.

                                                      2.800% 12/15/35                             3,440,000        3,427,100

                                                                     Health Care Equipment & Supplies Total       54,633,759

         HEALTH CARE PROVIDERS & SERVICES - 4.8%

                APRIA HEALTHCARE GROUP, INC.

                                                      3.375% 09/01/33                             6,130,000        5,923,113

          HEALTH MANAGEMENT ASSOCIATES, INC.

                                                      1.500% 08/01/23                            12,880,000       12,896,100

                          HENRY SCHEIN, INC.

                                                      3.000% 08/15/34                             3,980,000        4,457,600

                   LIFEPOINT HOSPITALS, INC.

                                                      3.250% 08/15/25                             7,795,000        7,103,194

                      LINCARE HOLDINGS, INC.

                                                      3.000% 06/15/33                            12,890,000       12,906,112

                            MANOR CARE, INC.

                                                      2.125% 08/01/35                             2,500,000        2,575,000

                              OMNICARE, INC.

                                                      3.250% 12/15/35                             9,981,000        9,906,142

                                 WEBMD CORP.


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)

                                                      1.750% 06/15/23                             9,690,000        7,885,238

                                                                     Health Care Providers & Services Total       63,652,499

         PHARMACEUTICALS - 2.7%

                              ALPHARMA, INC.

                                                      3.000% 06/01/06                             1,080,000        1,414,800

                              SEPRACOR, INC.

                                                      5.000% 02/15/07                            19,060,000       18,940,875

                WATSON PHARMACEUTICALS, INC.

                                                      1.750% 03/15/23                             5,600,000        5,334,000

                                       WYETH

                                                      3.320% 01/15/24(a)                          9,925,000       10,238,035

                                                                                      Pharmaceuticals Total       35,927,710

                                                                                          HEALTH CARE TOTAL      220,584,980

INDUSTRIALS - 7.3%

         AEROSPACE & DEFENSE - 2.1%

                              CERADYNE, INC.

                                                      2.875% 12/15/35                             1,962,000        2,003,692

           L-3 COMMUNICATIONS HOLDINGS, INC.

                                                      3.000% 08/01/35                            11,095,000       10,970,181

                       LOCKHEED MARTIN CORP.

                                                      4.090% 08/15/33(a)                         13,594,000       14,496,370

                     UNITED INDUSTRIAL CORP.

                                                      3.750% 09/15/24                               685,000          856,250

                                                                                  Aerospace & Defense Total       28,326,493

         CONSTRUCTION & ENGINEERING - 0.9%

                                 FLUOR CORP.

                                                      1.500% 02/15/24                             8,315,000       11,859,269

                                                                           Construction & Engineering Total       11,859,269

         ELECTRICAL EQUIPMENT - 0.6%

                     MEDIS TECHNOLOGIES LTD.

                                                      6.000% 07/15/10                             2,303,000        2,231,031

                      ROPER INDUSTRIES, INC.

                                                      1.481% 01/15/34                            10,860,000        5,945,850

                                                                                 Electrical Equipment Total        8,176,881

         INDUSTRIAL CONGLOMERATES - 1.4%

                     TYCO INTERNATIONAL LTD.


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

         INDUSTRIAL CONGLOMERATES - (CONTINUED)

                                                      3.125% 01/15/23                            13,366,000       18,211,175

                                                                             Industrial Conglomerates Total       18,211,175

         MACHINERY - 0.9%

                                KAYDON CORP.

                                                      4.000% 05/23/23                             6,915,000        8,090,550

                                   SPX CORP.

                                                      (c) 02/06/21                                4,840,000        3,194,400

                                                                                            Machinery Total       11,284,950

         ROAD & RAIL - 1.2%

                                YELLOW CORP.

                                                      3.375% 11/25/23                             5,759,000        7,076,372

                                                      5.000% 08/08/23                             5,935,000        8,724,450

                                                                                          Road & Rail Total       15,800,822

         TRADING COMPANIES & DISTRIBUTORS - 0.2%

                                  GATX CORP.

                                                      5.000% 08/15/23                             1,965,000        3,016,275

                                                                     Trading Companies & Distributors Total        3,016,275

                                                                                          INDUSTRIALS TOTAL       96,675,865

INFORMATION TECHNOLOGY - 14.0%

         COMMUNICATIONS EQUIPMENT - 3.5%

                                ANDREW CORP.

                                                      3.250% 08/15/13                             5,910,000        5,924,775

            AT&T CORP. - LIBERTY MEDIA GROUP

                                                      3.500% 01/15/31                             7,255,000        7,418,237

                         LIBERTY MEDIA CORP.

                                                      3.500% 01/15/31                             8,650,000        8,844,625

                   LUCENT TECHNOLOGIES, INC.

                                                      8.000% 08/01/31                            15,700,000       15,935,500

                POWERWAVE TECHNOLOGIES, INC.

                                                      1.875% 11/15/24                             3,723,000        4,690,980

                               SAFENET, INC.

                                                      2.500% 12/15/10(b)                          3,483,000        3,452,524

                                                                             Communications Equipment Total       46,266,641

         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%

                VISHAY INTERTECHNOLOGY, INC.

                                                      3.625% 08/01/23                            11,640,000       11,349,000

                                                                   Electronic Equipment & Instruments Total       11,349,000


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         INTERNET SOFTWARE & SERVICES - 0.4%

                         CNET NETWORKS, INC.

                                                      0.750% 04/15/24                             4,975,000        5,248,625

                                                                         Internet Software & Services Total        5,248,625

         IT SERVICES - 4.0%

                           BISYS GROUP, INC.

                                                      4.000% 03/15/06                             8,475,000        8,390,250

                                 CIBER, INC.

                                                      2.875% 12/15/23                             8,282,000        7,029,347

             CSG SYSTEMS INTERNATIONAL, INC.

                                                      2.500% 06/15/24                             9,920,000        9,684,400

                           DST SYSTEMS, INC.

                                                      4.125% 08/15/23                            11,910,000       15,780,750

               ELECTRONIC DATA SYSTEMS CORP.

                                                      3.875% 07/15/23                            12,940,000       12,907,650

                                                                                          IT Services Total       53,792,397

         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%

                         AGERE SYSTEMS, INC.

                                                      6.500% 12/15/09                             3,200,000        3,148,000

                        ASM INTERNATIONAL NV

                                                      4.250% 12/06/11                             2,990,000        2,874,138

               FAIRCHILD SEMICONDUCTOR CORP.

                                                      5.000% 11/01/08                             9,470,000        9,233,250

                                 INTEL CORP.

                                                      2.950% 12/15/35(b)                          5,965,000        5,823,331

                      ON SEMICONDUCTOR CORP.

                                                      1.875% 12/15/25(b)                          2,982,000        2,899,995

                    SKYWORKS SOLUTIONS, INC.

                                                      4.750% 11/15/07                             9,040,000        8,780,100

                                                             Semiconductors & Semiconductor Equipment Total       32,758,814

         SOFTWARE - 2.8%

                           BEA SYSTEMS, INC.

                                                      4.000% 12/15/06                            10,232,000       10,052,940

                            FAIR ISAAC CORP.

                                                      1.500% 08/15/23                             8,855,000        9,817,981

                       MENTOR GRAPHICS CORP.

                                                      6.875% 06/15/07                             1,285,000        1,276,969

                        OPEN SOLUTIONS, INC.

                                                      1.467% 02/02/35                             5,480,000        2,870,150

                                SYBASE, INC.

                                                      1.750% 02/22/25                            11,420,000       11,705,500


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         SOFTWARE - (CONTINUED)

                      VERITAS SOFTWARE CORP.

                                                      0.250% 08/01/13                             1,980,000        1,915,650

                                                                                             Software Total       37,639,190

                                                                               INFORMATION TECHNOLOGY TOTAL      187,054,667

MATERIALS - 1.2%

         CONTAINERS & PACKAGING - 1.2%

                            SEALED AIR CORP.

                                                      3.000% 06/30/33(b)                         16,070,000       16,029,825

                                                                                     Containers & Packaging
                                                                                                      Total       16,029,825

                                                                                            MATERIALS TOTAL       16,029,825

TELECOMMUNICATION SERVICES - 4.5%

         DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%

    COMMONWEALTH TELEPHONE ENTERPRISES, INC.

                                                      3.250% 07/15/23                             5,473,000        5,356,699

                         LIBERTY MEDIA CORP.

                                                      4.000% 11/15/29                             7,320,000        4,291,350

                                                               Diversified Telecommunication Services Total        9,648,049

         WIRELESS TELECOMMUNICATION SERVICES - 3.8%

                        AMERICAN TOWER CORP.

                                                      3.000% 08/15/12                            13,770,000       19,828,800

                                                      5.000% 02/15/10                               100,000           99,125

            LOGIX COMMUNICATIONS ENTERPRISES

                                                      1.500% 10/01/25(b)                          3,975,000        3,681,844

                 NEXTEL COMMUNICATIONS, INC.

                                                      5.250% 01/15/10                            18,950,000       18,926,312

                          NII HOLDINGS, INC.

                                                      2.750% 08/15/25(b)                          7,460,000        8,103,425

                                                                           Total Wireless Telecommunication
                                                                                                   Services       50,639,506

                                                                           TELECOMMUNICATION SERVICES TOTAL       60,287,555

UTILITIES - 2.6%

         ELECTRIC UTILITIES - 1.7%

                    CENTERPOINT ENERGY, INC.

                                                      2.875% 01/15/24                             2,979,000        3,206,149

                                                      3.750% 05/15/23                             5,580,000        6,556,500

                      PPL ENERGY SUPPLY, LLC

                                                      2.625% 05/15/23                             4,674,000        5,597,115

                        RELIANT ENERGY, INC.


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                  PAR ($)         VALUE ($)*
CONVERTIBLE BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

         ELECTRIC UTILITIES - (CONTINUED)

                                                      5.000% 08/15/10                             5,801,000        7,120,727

                                                                                   Electric Utilities Total       22,480,491

         MULTI - UTILITIES - 0.9%

                            CMS ENERGY CORP.

                                                      2.875% 12/01/24                             1,950,000        2,269,313

                    DOMINION RESOURCES, INC.

                                                      2.125% 12/15/23                             9,355,000       10,196,950

                                                                                          Multi - Utilities
                                                                                                      Total       12,466,263

                                                                                                  UTILITIES
                                                                                                      TOTAL       34,946,754


                                                        TOTAL CONVERTIBLE BONDS
                                                        (COST OF $855,760,203)                                   899,449,252
                                                                                                   SHARES
CONVERTIBLE PREFERRED STOCKS - 18.8%

CONSUMER DISCRETIONARY - 0.1%

         MEDIA - 0.1%

                                                        Interpublic Group of Cos., Inc. (b)             998          918,410

                                                                                                Media Total          918,410

                                                                               CONSUMER DISCRETIONARY TOTAL          918,410

CONSUMER STAPLES - 1.5%

         BEVERAGES - 0.6%

                                                        Constellation Brands, Inc.                  210,350        8,203,650

                                                                                            Beverages Total        8,203,650

         FOOD PRODUCTS - 0.9%

                                                        Lehman Brothers Holdings, Inc.              450,500       11,825,625

                                                                                        Food Products Total       11,825,625

                                                                                     CONSUMER STAPLES TOTAL       20,029,275

ENERGY - 2.2%

         OIL, GAS & CONSUMABLE FUELS - 2.2%

                                                        Amerada Hess Corp.                           76,170        8,178,754

                                                        Chesapeake Energy Corp.                       1,679        3,315,185

                                                        Chesapeake Energy Corp.                     100,000       13,712,500

                                                        Chesapeake Energy Corp.                      24,500        2,318,312


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                   SHARES          VALUE ($)
CONVERTIBLE PREFERRED STOCKS - (CONTINUED)

ENERGY - (CONTINUED)

         OIL, GAS & CONSUMABLE FUELS - (CONTINUED)

                                                        Goodrich Petroleum Corp. (b)                 39,760        1,988,080

                                                                                Oil, Gas & Consumable Fuels
                                                                                                      Total       29,512,831

                                                                                               ENERGY TOTAL       29,512,831

FINANCIALS - 6.7%

         CAPITAL MARKETS - 0.1%

                                                        E*Trade Financial Corp.                      24,630          701,955

                                                                                      Capital Markets Total          701,955

         INSURANCE - 4.3%

                                                        Aspen Insurance Holdings Ltd.               172,400        8,533,800

                                                        Citigroup Funding, Inc.                     389,000       12,584,150

                                                        Conseco, Inc.                               186,200        5,283,425

                                                        Fortis Insurance (b)                          1,490        1,797,313

                                                        Hartford Financial Services Group,
                                                           Inc.                                      47,700        3,678,862

                                                        Metlife, Inc.                                78,000        2,154,750

                                                        Reinsurance Group of America, Inc.           66,000        4,017,750

                                                        Unumprovident Corp.                          97,600        3,440,400

                                                        UnumProvident Corp.                          57,610        2,506,035

                                                        XL Capital Ltd.                             632,950       14,089,467

                                                                                            Insurance Total       58,085,952

         REAL ESTATE - 1.1%

                                                        Citigroup Regency Centers                   294,000       14,261,940

                                                                                          Real Estate Total       14,261,940

         THRIFTS & MORTGAGE FINANCE - 1.2%

                                                        Sovereign Capital Trust IV                  161,850        7,080,937

                                                        Washington Mutual                            76,800        4,153,498

                                                        Washington Mutual                           101,200        5,473,098

                                                                           Thrifts & Mortgage Finance Total       16,707,533

                                                                                           FINANCIALS TOTAL       89,757,380

HEALTH CARE - 3.1%

         HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%

                                                        Baxter International                        276,060       14,803,717

                                                                     Health Care Equipment & Supplies Total       14,803,717

         HEALTH CARE PROVIDERS & SERVICES - 0.9%

                                                        Omnicare Capital Trust II                   157,850       11,641,438

                                                                     Health Care Providers & Services Total       11,641,438


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                   SHARES          VALUE ($)
CONVERTIBLE PREFERRED STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         PHARMACEUTICALS - 1.1%

                                                        Schering-Plough Corp.                       267,650       14,319,275

                                                                                      Pharmaceuticals Total       14,319,275

                                                                                          HEALTH CARE TOTAL       40,764,430

INDUSTRIALS - 0.4%

         AEROSPACE & DEFENSE - 0.4%

                                                        Northrop Grumman Corp.                       40,000        5,085,000

                                                                                  Aerospace & Defense Total        5,085,000

                                                                                          INDUSTRIALS TOTAL        5,085,000

INFORMATION TECHNOLOGY - 0.7%

         OFFICE ELECTRONICS - 0.7%

                                                        Xerox Corp.                                  80,090        9,791,003

                                                                                   Office Electronics Total        9,791,003

                                                                               INFORMATION TECHNOLOGY TOTAL        9,791,003

MATERIALS - 1.6%

         CHEMICALS - 0.8%

                                                        Celanese Corp.                              228,000        6,384,000

                                                        Huntsman Corp.                              108,238        4,343,050

                                                                                            Chemicals Total       10,727,050

         CONTAINERS & PACKAGING - 0.2%

                                                        Smurfit-Stone Container Corp.                96,000        2,148,000

                                                                                     Containers & Packaging
                                                                                                      Total        2,148,000

         METALS & MINING - 0.6%

                                                        Freeport-McMoRan Copper & Gold,
                                                          Inc.                                        6,270        7,346,872

                                                        Freeport-McMoRan Copper & Gold,
                                                           Inc.                                         460          539,005

                                                                                            Metals & Mining
                                                                                                      Total        7,885,877

                                                                                            MATERIALS TOTAL       20,760,927

TELECOMMUNICATION SERVICES - 1.3%

         WIRELESS TELECOMMUNICATION SERVICES - 1.3%

                                                        Crown Castle International Corp.            336,185       17,733,759

                                                                           Total Wireless Telecommunication
                                                                                                   Services       17,733,759

                                                                           TELECOMMUNICATION SERVICES TOTAL       17,733,759

UTILITIES - 1.2%

         ELECTRIC UTILITIES - 0.5%

                                                        Entergy Corp.                                98,200        4,848,625

                                                        FPL Group, Inc.                              32,900        2,035,688

                                                                                   Electric Utilities Total        6,884,313


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                   SHARES          VALUE ($)
CONVERTIBLE PREFERRED STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)

         GAS UTILITIES - 0.4%

                                                        Southern Union Co.                           92,920        4,541,465

                                                                                        Gas Utilities Total        4,541,465

         INDEPENDENT POWER PRODUCERS - 0.1%

                                                        NRG Energy, Inc.                              1,358        1,765,230

                                                                          Independent Power Producers Total        1,765,230

         MULTI - UTILITIES - 0.2%

                                                        Dominion Resources, Inc.                     49,200        2,555,448

                                                                                          Multi - Utilities
                                                                                                      Total        2,555,448

                                                                                                  UTILITIES
                                                                                                      TOTAL       15,746,456


                                                        TOTAL CONVERTIBLE PREFERRED STOCKS
                                                        (COST OF $219,529,282)                                   250,099,471
COMMON STOCKS - 10.6%

CONSUMER DISCRETIONARY - 0.3%

         HOTELS, RESTAURANTS & LEISURE - 0.1%

                                                        Centerplate, Inc.                            93,000        1,207,140

                                                                        Hotels, Restaurants & Leisure Total        1,207,140

         MULTILINE RETAIL - 0.2%

                                                        Federated Department Stores, Inc.            40,000        2,653,200

                                                                                     Multiline Retail Total        2,653,200

                                                                               CONSUMER DISCRETIONARY TOTAL        3,860,340

CONSUMER STAPLES - 0.5%

         HOUSEHOLD PRODUCTS - 0.5%

                                                        Procter & Gamble Co.                        100,000        5,788,000

                                                                                   Household Products Total        5,788,000

                                                                                     CONSUMER STAPLES TOTAL        5,788,000

ENERGY - 2.1%

         OIL, GAS & CONSUMABLE FUELS - 2.1%

                                                        Exxon Mobil Corp.                           158,400        8,897,328

                                                        Massey Energy Co.                           133,184        5,043,678

                                                        Williams Companies, Inc.                    603,676       13,987,173

                                                                                Oil, Gas & Consumable Fuels
                                                                                                      Total       27,928,179

                                                                                               ENERGY TOTAL       27,928,179

FINANCIALS - 0.7%

         INSURANCE - 0.5%

                                                        Prudential Financial, Inc.                   94,078        6,885,569

                                                                                            Insurance Total        6,885,569


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

         REAL ESTATE - 0.2%

                                                        ProLogis Trust, REIT                         60,000        2,803,200

                                                                                          Real Estate Total        2,803,200

                                                                                           FINANCIALS TOTAL        9,688,769

HEALTH CARE - 0.4%

         BIOTECHNOLOGY - 0.4%

                                                        Amgen, Inc. (d)                              70,300        5,543,858

                                                                                        Biotechnology Total        5,543,858

                                                                                          HEALTH CARE TOTAL        5,543,858

INDUSTRIALS - 3.4%

         AEROSPACE & DEFENSE - 0.6%

                                                        L-3 Communications Holdings, Inc.            62,677        4,660,035

                                                        Northrop Grumman Corp.                       47,038        2,827,454

                                                                                  Aerospace & Defense Total        7,487,489

         BUILDING PRODUCTS - 0.8%

                                                        Lennox International, Inc.                  386,599       10,902,092

                                                                                    Building Products Total       10,902,092

         INDUSTRIAL CONGLOMERATES - 0.6%

                                                        Tyco International Ltd.                     260,000        7,503,600

                                                                             Industrial Conglomerates Total        7,503,600

         MACHINERY - 1.4%

                                                        Cummins, Inc.                               151,000       13,549,230

                                                        Danaher Corp.                               100,000        5,578,000

                                                                                            Machinery Total       19,127,230

                                                                                          INDUSTRIALS TOTAL       45,020,411

INFORMATION TECHNOLOGY - 2.5%

         COMMUNICATIONS EQUIPMENT - 0.1%

                                                        SafeNet, Inc. (d)                            30,000          966,600

                                                                             Communications Equipment Total          966,600

         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%

                                                        Trimble Navigation Ltd. (d)                 255,000        9,049,950

                                                                   Electronic Equipment & Instruments Total        9,049,950

         INTERNET SOFTWARE & SERVICES - 0.7%

                                                        Yahoo!, Inc. (d)                            255,600       10,014,408

                                                                         Internet Software & Services Total       10,014,408

         IT SERVICES - 0.6%

                                                        Automatic Data Processing, Inc.             176,000        8,076,640

                                                                                          IT Services Total        8,076,640


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%

                                                        NVIDIA Corp. (d)                            150,000        5,484,000

                                                             Semiconductors & Semiconductor Equipment Total        5,484,000

                                                                               INFORMATION TECHNOLOGY TOTAL       33,591,598

MATERIALS - 0.7%

         CONTAINERS & PACKAGING - 0.7%

                                                        Temple-Inland, Inc.                         205,016        9,194,967

                                                                                     Containers & Packaging
                                                                                                      Total        9,194,967

                                                                                            MATERIALS TOTAL        9,194,967


                                                        TOTAL COMMON STOCKS
                                                        (COST OF $101,883,790)                                   140,616,122
                                                                                                    UNITS
WARRANTS - 0.0%

INFORMATION TECHNOLOGY - 0.0%

         COMMUNICATIONS EQUIPMENT - 0.0%

                                                        Lucent Technologies, Inc.
                                                           Expires 12/10/07 (d)                      12,396            7,004

                                                                             Communications Equipment Total            7,004

                                                                               INFORMATION TECHNOLOGY TOTAL            7,004


                                                        TOTAL WARRANTS
                                                        (COST OF $14,503)                                              7,004
                                                                                                  PAR ($)
SHORT-TERM OBLIGATION - 2.5%

                                                        Repurchase agreement with State
                                                           Street Bank & Trust Co., dated
                                                           12/30/05, due 01/03/06 at
                                                           4.080%, collateralized by a
                                                           Government Agency Obligation
                                                           maturing 02/23/07, market value
                                                           of $34,548,233 (repurchase
                                                           proceeds $33,884,354)                 33,869,000       33,869,000


                                                        TOTAL SHORT-TERM OBLIGATION
                                                        (COST OF $33,869,000)                                     33,869,000


                                                        TOTAL INVESTMENTS - 99.4%
                                                        (COST OF $1,211,056,778)(E)(F)                         1,324,040,849


                                                        OTHER ASSETS & LIABILITIES, NET - 0.6%                     8,601,597


                                                        NET ASSETS - 100.0%                                    1,332,642,446


________________________________________________________________________________

December 31, 2005 (Unaudited)               Columbia Convertible Securities Fund



                                                        NOTES TO INVESTMENT PORTFOLIO:
                                                        *     Security Valuation:

                                                              Debt securities generally are valued by pricing services
                                                              approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing
                                                              techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are
                                                              valued at an over-the-counter or exchange bid quotation.
                                                              Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental
                                                              analysis of the financial condition of the issuer and the
                                                              estimated value of any collateral. Valuations developed
                                                              through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential
                                                              variation may be greater for those securities valued using fundamental analysis.

                                                              Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for
                                                              securities traded on the NASDAQ, which are valued at the
                                                              NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or
                                                              over-the-counter markets.

                                                              Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

                                                              Investments for which market quotations are not readily
                                                              available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.
                                                              If a security is valued at a "fair value", such value is
                                                              likely to be different from the last quoted market price for the security.

                                                        (a)   The interest rate shown on floating rate or variable rate
                                                              securities reflects the rate at December 31, 2005.

                                                        (b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $70,711,113, which represents 5.3% of net assets.

                                                        (c)   Zero coupon bond.

                                                        (d)   Non-income producing security.

                                                        (e)   Cost for federal income tax purposes is $1,211,056,778.

                                                        (f)   Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                                   Unrealized        Unrealized      Net Unrealized
                                                                  APPRECIATION      DEPRECIATION      APPRECIATION
                                                                  ------------      -------------    --------------
                                                                  $139,236,403      $(26,252,332)     $112,984,071

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        REIT          Real Estate Investment Trust


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Global Value Fund



                                                                                                   SHARES         VALUE ($)*
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 14.8%

         AUTO COMPONENTS - 0.6%

                                                        Goodyear Tire & Rubber Co. (a)              135,100        2,348,038

                                                                                      Auto Components Total        2,348,038

         AUTOMOBILES - 8.9%

                                                        DaimlerChrysler AG, Registered
                                                           Shares                                   156,800        8,008,316

                                                        Ford Motor Co.                            1,190,800        9,192,976

                                                        General Motors Corp.                        482,400        9,368,208

                                                        Volkswagen AG                               107,173        5,660,210

                                                                                          Automobiles Total       32,229,710

         LEISURE EQUIPMENT & PRODUCTS - 2.5%

                                                        Eastman Kodak Co.                           212,290        4,967,586

                                                        Fuji Photo Film Co., Ltd.                   121,000        4,001,357

                                                                         Leisure Equipment & Products Total        8,968,943

         MULTILINE RETAIL - 2.8%

                                                        Marks & Spencer Group PLC                 1,180,219       10,254,369

                                                                                     Multiline Retail Total       10,254,369

                                                                               CONSUMER DISCRETIONARY TOTAL       53,801,060

CONSUMER STAPLES - 20.0%

         FOOD & STAPLES RETAILING - 11.6%

                                                        Albertson's, Inc.                           345,900        7,384,965

                                                        J Sainsbury PLC                           1,079,400        5,854,536

                                                        Koninklijke Ahold NV (a)                    557,080        4,174,806

                                                        Koninklijke Ahold NV (a) (b)                136,120        1,020,095

                                                        Kroger Co. (a)                              386,919        7,305,031

                                                        Safeway, Inc.                               534,200       12,639,172

                                                        Wm. Morrison Supermarkets PLC             1,179,232        3,925,863

                                                                             Food & Staples Retailing Total       42,304,468

         FOOD PRODUCTS - 6.8%

                                                        Nestle SA, Registered Shares                 37,600       11,245,234

                                                        Unilever NV                                 162,400       11,122,550

                                                        Unilever PLC                                246,100        2,440,990

                                                                                        Food Products Total       24,808,774


________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Global Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

         TOBACCO - 1.6%

                                                        Altria Group, Inc.                           75,500        5,641,360

                                                                                              Tobacco Total        5,641,360

                                                                                     CONSUMER STAPLES TOTAL       72,754,602

ENERGY - 1.0%

         OIL, GAS & CONSUMABLE FUELS - 1.0%

                                                        El Paso Corp.                               288,100        3,503,296

                                                                                Oil, Gas & Consumable Fuels
                                                                                                      Total        3,503,296

                                                                                               ENERGY TOTAL        3,503,296

FINANCIALS - 13.6%

         COMMERCIAL BANKS - 8.5%

                                                        ABN AMRO Holding NV                         238,774        6,244,501

                                                        Banca Intesa S.p.A.                         890,178        4,716,120

                                                        Banco Santander Central Hispano SA          121,100        1,598,579

                                                        Mitsubishi UFJ Financial Group,
                                                          Inc.                                         422        5,725,188

                                                        Sumitomo Mitsui Financial Group,
                                                           Inc.                                         376        3,985,246

                                                        UniCredito Italiano SpA                   1,290,500        8,861,372

                                                                                     Commercial Banks Total       31,131,006

         DIVERSIFIED FINANCIAL SERVICES - 0.8%

                                                        JPMorgan Chase & Co.                         72,700        2,885,463

                                                                       Diversified Financial Services Total        2,885,463

         INSURANCE - 4.3%

                                                        Aegon NV                                    237,751        3,870,259

                                                        Loews Corp.                                  28,700        2,722,195

                                                        Millea Holdings, Inc.                           296        5,095,010

                                                        Zurich Financial Services AG,
                                                           Registered Shares (a)                     18,877        4,022,343

                                                                                            Insurance Total       15,709,807

                                                                                           FINANCIALS TOTAL       49,726,276

HEALTH CARE - 16.5%

         HEALTH CARE PROVIDERS & SERVICES - 0.9%

                                                        Tenet Healthcare Corp. (a)                  413,200        3,165,112

                                                                     Health Care Providers & Services Total        3,165,112

         PHARMACEUTICALS - 15.6%

                                                        Bristol-Myers Squibb Co.                    422,900        9,718,242

                                                        Daiichi Sankyo Co.,  Ltd. (a)               318,900        6,151,673

                                                        GlaxoSmithKline PLC                         209,400        5,292,409

                                                        Merck & Co., Inc.                           362,400       11,527,944

                                                        Pfizer, Inc.                                484,800       11,305,536

                                                        Sanofi-Aventis                               61,949        5,427,265


________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Global Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         PHARMACEUTICALS - (CONTINUED)

                                                        Schering-Plough Corp.                       353,000        7,360,050

                                                                                      Pharmaceuticals Total       56,783,119

                                                                                          HEALTH CARE TOTAL       59,948,231

INFORMATION TECHNOLOGY - 11.1%

         COMMUNICATIONS EQUIPMENT - 3.8%

                                                        Alcatel SA (a)                              697,000        8,639,616

                                                        Lucent Technologies, Inc. (a)             1,972,860        5,247,808

                                                                             Communications Equipment Total       13,887,424

         ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%

                                                        Hitachi Ltd.                              1,298,000        8,749,820

                                                                   Electronic Equipment & Instruments Total        8,749,820

         IT SERVICES - 0.3%

                                                        Unisys Corp. (a)                            201,500        1,174,745

                                                                                          IT Services Total        1,174,745

         OFFICE ELECTRONICS - 1.4%

                                                        Xerox Corp. (a)                             348,600        5,106,990

                                                                                   Office Electronics Total        5,106,990

         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%

                                                        Micron Technology, Inc. (a)                 330,000        4,392,300

                                                        STMicroelectronics NV                       403,300        7,243,172

                                                             Semiconductors & Semiconductor Equipment Total       11,635,472

                                                                               INFORMATION TECHNOLOGY TOTAL       40,554,451

MATERIALS - 1.0%

         CHEMICALS - 1.0%

                                                        Akzo Nobel NV                                80,800        3,745,054

                                                                                            Chemicals Total        3,745,054

                                                                                            MATERIALS TOTAL        3,745,054

TELECOMMUNICATION SERVICES - 21.7%

         DIVERSIFIED TELECOMMUNICATION SERVICES - 21.7%

                                                        AT&T, Inc.                                  285,500        6,991,895

                                                        BellSouth Corp.                             312,800        8,476,880

                                                        Brasil Telecom Participacoes SA,
                                                           ADR                                       49,700        1,856,295

                                                        BT Group PLC                              1,664,893        6,380,563

                                                        Contax Participacoes SA, ADR (a)            342,100          411,615

                                                        Deutsche Telekom AG, Registered
                                                           Shares                                   492,603        8,211,352

                                                        KT Corp.                                     22,790          918,885

                                                        KT Corp., ADR                               272,820        5,879,271

                                                        Nippon Telegraph & Telephone Corp.            2,231       10,139,619


________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Global Value Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

TELECOMMUNICATION SERVICES - (CONTINUED)

         DIVERSIFIED TELECOMMUNICATION SERVICES -
         (CONTINUED)

                                                        Tele Norte Leste Participacoes SA,
                                                           ADR                                      342,100        6,130,432

                                                        Telecom Italia S.p.A.                     1,911,493        5,567,020

                                                        Telefonica SA                               518,274        7,798,660

                                                        Telefonos de Mexico SA de CV, ADR,
                                                           Class L                                  303,100        7,480,508

                                                        Verizon Communications, Inc.                 92,800        2,795,136

                                                               Diversified Telecommunication Services Total       79,038,131

                                                                           TELECOMMUNICATION SERVICES TOTAL       79,038,131

                                                        TOTAL COMMON STOCKS
                                                        (COST OF $310,943,930)                                   363,071,101

                                                                                                  PAR ($)

SHORT-TERM OBLIGATION - 0.3%

                                                        Repurchase agreement with State
                                                           Street Bank & Trust Co., dated
                                                           12/30/05, due 01/03/06 at
                                                           4.080%, collateralized by a
                                                           U.S. Government Agency
                                                           Obligation maturing 06/08/07,
                                                           market value of $1,217,538
                                                           (repurchase proceeds $1,190,539)       1,190,000        1,190,000

                                                        TOTAL SHORT-TERM OBLIGATION
                                                        (COST OF $1,190,000)                                       1,190,000

                                                        TOTAL INVESTMENTS - 100.0%
                                                        (COST OF $312,133,930)(C)(D)                             364,261,101

                                                        OTHER ASSETS & LIABILITIES, NET - 0.0%                      (127,994)

                                                        NET ASSETS - 100.0%                                      364,133,107


________________________________________________________________________________

December 31, 2005 (Unaudited)                         Columbia Global Value Fund



                                                        NOTES TO INVESTMENT PORTFOLIO:
                                                        *     Security Valuation:

                                                              Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

                                                              Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

                                                              Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

                                                              Investments for which market quotations are not readily
                                                              available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the
                                                              security.

                                                              Generally, trading in foreign securities is substantially
                                                              completed each day at various times prior to the close of the
                                                              New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's (Funds' )
                                                              shares are determined as of such times. Foreign currency
                                                              exchange rates are generally determined at 2:00 p.m. Eastern
                                                              (U.S.) time. Events affecting the values of such foreign
                                                              securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events
                                                              materially affecting the values of such foreign securities occur and it is determined that market quotations are not
                                                              reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

                                                        (a)   Non-income producing security.

                                                        (b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of this security, which was not illiquid, represents 0.3% of net
                                                              assets.

                                                        (c)   Cost for federal income tax purposes is $312,133,930.

                                                        (d)   Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                                Unrealized           Unrealized         Net Unrealized
                                                               APPRECIATION         DEPRECIATION         APPRECIATION
                                                               ------------         ------------        --------------
                                                               $74,041,347          $(21,914,176)         $52,127,171

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        ADR           American Depositary Receipt


INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES         VALUE ($)*
COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 10.6%

         AUTO COMPONENTS - 0.2%

                                                        Cooper Tire & Rubber Co.                     12,910          197,781

                                                        Dana Corp.                                   31,750          227,965

                                                        Goodyear Tire & Rubber Co. (a)               37,230          647,058

                                                        Johnson Controls, Inc.                       40,720        2,968,895

                                                                                      Auto Components Total        4,041,699

         AUTOMOBILES - 0.3%

                                                        Ford Motor Co.                              392,225        3,027,977

                                                        General Motors Corp.                        119,420        2,319,136

                                                        Harley-Davidson, Inc.                        57,985        2,985,648

                                                                                          Automobiles Total        8,332,761

         DISTRIBUTORS - 0.1%

                                                        Genuine Parts Co.                            36,605        1,607,692

                                                                                         Distributors Total        1,607,692

         DIVERSIFIED CONSUMER SERVICES - 0.1%

                                                        Apollo Group, Inc., Class A (a)              30,740        1,858,540

                                                        H&R Block, Inc.                              69,180        1,698,369

                                                                        Diversified Consumer Services Total        3,556,909

         HOTELS, RESTAURANTS & LEISURE - 1.5%

                                                        Carnival Corp.                               91,490        4,891,970

                                                        Darden Restaurants, Inc.                     27,650        1,075,032

                                                        Harrah's Entertainment, Inc.                 38,755        2,762,844

                                                        Hilton Hotels Corp.                          69,240        1,669,376

                                                        International Game Technology                71,170        2,190,613

                                                        Marriott International, Inc.,
                                                           Class A                                   34,720        2,325,198

                                                        McDonald's Corp.                            265,690        8,959,067

                                                        Starbucks Corp. (a)                         162,260        4,869,423

                                                        Starwood Hotels & Resorts
                                                           Worldwide, Inc.                           46,325        2,958,314

                                                        Wendy's International, Inc.                  24,495        1,353,594

                                                        Yum! Brands, Inc.                            59,725        2,799,908

                                                                        Hotels, Restaurants & Leisure Total       35,855,339

         HOUSEHOLD DURABLES - 0.7%

                                                        Black & Decker Corp.                         16,525        1,437,014

                                                        Centex Corp.                                 26,985        1,929,158

                                                        D.R. Horton, Inc.                            57,520        2,055,190

                                                        Fortune Brands, Inc.                         30,825        2,404,966

                                                        KB Home                                      16,490        1,198,163

                                                        Leggett & Platt, Inc.                        38,870          892,455

                                                        Lennar Corp., Class A                        29,000        1,769,580


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

         HOUSEHOLD DURABLES - (CONTINUED)

                                                        Maytag Corp.                                 16,875          317,588

                                                        Newell Rubbermaid, Inc.                      58,160        1,383,045

                                                        Pulte Homes, Inc.                            45,290        1,782,614

                                                        Snap-On, Inc.                                12,260          460,486

                                                        Stanley Works                                15,350          737,414

                                                        Whirlpool Corp.                              14,275        1,195,674

                                                                                   Household Durables Total       17,563,347

         INTERNET & CATALOG RETAIL - 0.5%

                                                        Amazon.com, Inc. (a)                         64,800        3,055,320

                                                        eBay, Inc. (a)                              241,270       10,434,927

                                                                            Internet & Catalog Retail Total       13,490,247

         LEISURE EQUIPMENT & PRODUCTS - 0.2%

                                                        Brunswick Corp.                              20,355          827,634

                                                        Eastman Kodak Co.                            60,650        1,419,210

                                                        Hasbro, Inc.                                 37,615          759,071

                                                        Mattel, Inc.                                 85,220        1,348,180

                                                                         Leisure Equipment & Products Total        4,354,095

         MEDIA - 3.3%

                                                        Clear Channel Communications, Inc.          114,075        3,587,659

                                                        Comcast Corp., Class A (a)                  458,506       11,902,816

                                                        Dow Jones & Co., Inc.                        12,425          440,963

                                                        EW Scripps Co.                               18,000          864,360

                                                        Gannett Co., Inc.                            50,630        3,066,659

                                                        Interpublic Group of Companies,
                                                           Inc. (a)                                  90,860          876,799

                                                        Knight-Ridder, Inc.                          14,700          930,510

                                                        Live Nation (a)(b)                               --                5

                                                        McGraw-Hill Companies, Inc.                  79,150        4,086,514

                                                        Meredith Corp.                                8,870          464,256

                                                        New York Times Co., Class A                  30,650          810,693

                                                        News Corp., Class A                         513,740        7,988,657

                                                        Omnicom Group, Inc.                          38,055        3,239,622

                                                        Time Warner, Inc.                           984,385       17,167,674

                                                        Tribune Co.                                  55,250        1,671,865

                                                        Univision Communications, Inc.,
                                                           Class A (a)                               47,250        1,388,678

                                                        Viacom, Inc., Class B                       326,250       10,635,750

                                                        Walt Disney Co.                             406,160        9,735,655

                                                                                                Media Total       78,859,135


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

         MULTILINE RETAIL - 1.1%

                                                        Big Lots, Inc. (a)                           24,095          289,381

                                                        Dillard's, Inc., Class A                     13,025          323,281

                                                        Dollar General Corp.                         66,840        1,274,639

                                                        Family Dollar Stores, Inc.                   32,790          812,864

                                                        Federated Department Stores, Inc.            57,434        3,809,597

                                                        J.C. Penney Co., Inc.                        49,070        2,728,292

                                                        Kohl's Corp. (a)                             72,805        3,538,323

                                                        Nordstrom, Inc.                              46,180        1,727,132

                                                        Sears Holdings Corp. (a)                     21,090        2,436,528

                                                        Target Corp.                                185,650       10,205,180

                                                                                     Multiline Retail Total       27,145,217

         SPECIALTY RETAIL - 2.2%

                                                        Autonation, Inc. (a)                         38,225          830,629

                                                        AutoZone, Inc. (a)                           11,685        1,072,099

                                                        Bed Bath & Beyond, Inc. (a)                  62,725        2,267,509

                                                        Best Buy Co., Inc.                           86,325        3,753,411

                                                        Circuit City Stores, Inc.                    33,020          745,922

                                                        Gap, Inc.                                   121,180        2,137,615

                                                        Home Depot, Inc.                            448,515       18,155,887

                                                        Limited Brands                               73,515        1,643,060

                                                        Lowe's Companies, Inc.                      165,045       11,001,899

                                                        Office Depot, Inc. (a)                       65,240        2,048,536

                                                        OfficeMax, Inc.                              14,975          379,766

                                                        RadioShack Corp.                             28,465          598,619

                                                        Sherwin-Williams Co.                         23,735        1,078,044

                                                        Staples, Inc.                               154,462        3,507,832

                                                        Tiffany & Co.                                30,075        1,151,572

                                                        TJX Companies, Inc.                          97,305        2,260,395

                                                                                     Specialty Retail Total       52,632,795

         TEXTILES, APPAREL & LUXURY
         GOODS
         - 0.4%

                                                        Coach, Inc. (a)                              80,240        2,675,202

                                                        Jones Apparel Group, Inc.                    24,620          756,326

                                                        Liz Claiborne, Inc.                          22,505          806,129

                                                        NIKE, Inc., Class B                          40,115        3,481,581

                                                        Reebok International Ltd.                    11,135          648,391


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

         TEXTILES, APPAREL & LUXURY
         GOODS
         - (CONTINUED)

                                                        V.F. Corp.                                   18,805        1,040,669

                                                                     Textiles, Apparel & Luxury Goods Total        9,408,298

                                                                               CONSUMER DISCRETIONARY TOTAL      256,847,534

CONSUMER STAPLES - 9.4%

         BEVERAGES - 2.1%

                                                        Anheuser-Busch Companies, Inc.              163,895        7,040,929

                                                        Brown-Forman Corp., Class B                  17,565        1,217,606

                                                        Coca-Cola Co.                               437,035       17,616,881

                                                        Coca-Cola Enterprises, Inc.                  64,010        1,227,071

                                                        Constellation Brands, Inc., Class
                                                           A (a)                                     41,570        1,090,381

                                                        Molson Coors Brewing Co., Class B            11,925          798,856

                                                        Pepsi Bottling Group, Inc.                   28,970          828,832

                                                        PepsiCo, Inc.                               350,310       20,696,315

                                                                                            Beverages Total       50,516,871

         FOOD & STAPLES RETAILING - 2.4%

                                                        Albertson's, Inc.                            77,900        1,663,165

                                                        Costco Wholesale Corp.                       99,705        4,932,406

                                                        CVS Corp.                                   171,900        4,541,598

                                                        Kroger Co. (a)                              153,025        2,889,112

                                                        Safeway, Inc.                                94,900        2,245,334

                                                        SUPERVALU, Inc.                              28,760          934,125

                                                        Sysco Corp.                                 130,995        4,067,395

                                                        Wal-Mart Stores, Inc.                       527,480       24,686,064

                                                        Walgreen Co.                                213,650        9,456,149

                                                        Whole Foods Market, Inc.                     29,100        2,252,049

                                                                             Food & Staples Retailing Total       57,667,397

         FOOD PRODUCTS - 1.0%

                                                        Archer-Daniels-Midland Co.                  137,880        3,400,121

                                                        Campbell Soup Co.                            39,330        1,170,854

                                                        ConAgra Foods, Inc.                         109,600        2,222,688

                                                        General Mills, Inc.                          75,000        3,699,000

                                                        H.J. Heinz Co.                               70,635        2,381,812

                                                        Hershey Co.                                  38,275        2,114,694

                                                        Kellogg Co.                                  54,260        2,345,117

                                                        McCormick & Co., Inc.                        28,285          874,572

                                                        Sara Lee Corp.                              160,360        3,030,804

                                                        Tyson Foods, Inc., Class A                   53,100          908,010


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

         FOOD PRODUCTS - (CONTINUED)

                                                        Wrigley (Wm.) Jr. Co.                        37,920        2,521,301

                                                                                        Food Products Total       24,668,973

         HOUSEHOLD PRODUCTS - 2.3%

                                                        Clorox Co.                                   31,850        1,811,947

                                                        Colgate-Palmolive Co.                       109,415        6,001,413

                                                        Kimberly-Clark Corp.                         98,670        5,885,665

                                                        Procter & Gamble Co.                        707,646       40,958,550

                                                                                   Household Products Total       54,657,575

         PERSONAL PRODUCTS - 0.1%

                                                        Alberto-Culver Co., Class B                  15,977          730,948

                                                        Avon Products, Inc.                          96,805        2,763,782

                                                                                    Personal Products Total        3,494,730

         TOBACCO - 1.5%

                                                        Altria Group, Inc.                          439,615       32,848,033

                                                        Reynolds American, Inc.                      18,020        1,717,847

                                                        UST, Inc.                                    34,540        1,410,268

                                                                                              Tobacco Total       35,976,148

                                                                                     CONSUMER STAPLES TOTAL      226,981,694

ENERGY - 9.2%

         ENERGY EQUIPMENT & SERVICES - 1.7%

                                                        Baker Hughes, Inc.                           72,170        4,386,493

                                                        BJ Services Co.                              68,080        2,496,494

                                                        Halliburton Co.                             108,235        6,706,241

                                                        Nabors Industries Ltd. (a)                   33,375        2,528,156

                                                        National-Oilwell Varco, Inc. (a)             36,780        2,306,106

                                                        Noble Corp.                                  28,910        2,039,311

                                                        Rowan Companies, Inc.                        23,105          823,462

                                                        Schlumberger Ltd.                           124,375       12,083,031

                                                        Transocean, Inc. (a)                         69,730        4,859,484

                                                        Weatherford International Ltd. (a)           73,400        2,657,080

                                                                          Energy Equipment & Services Total       40,885,858

         OIL, GAS & CONSUMABLE FUELS -
         7.5%

                                                        Amerada Hess Corp.                           16,940        2,148,331

                                                        Anadarko Petroleum Corp.                     50,040        4,741,290

                                                        Apache Corp.                                 69,541        4,764,949

                                                        Burlington Resources, Inc.                   79,815        6,880,053

                                                        Chevron Corp.                               474,011       26,909,604

                                                        ConocoPhillips                              293,004       17,046,973

                                                        Devon Energy Corp.                           93,780        5,865,001

                                                        El Paso Corp.                               139,160        1,692,186


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

ENERGY - (CONTINUED)


         OIL, GAS & CONSUMABLE FUELS -
         (CONTINUED)

                                                        EOG Resources, Inc.                          50,990        3,741,136

                                                        Exxon Mobil Corp.                         1,313,770       73,794,461

                                                        Kerr-McGee Corp.                             24,470        2,223,344

                                                        Kinder Morgan, Inc.                          22,205        2,041,750

                                                        Marathon Oil Corp.                           77,341        4,715,481

                                                        Murphy Oil Corp.                             34,900        1,884,251

                                                        Occidental Petroleum Corp.                   84,855        6,778,217

                                                        Sunoco, Inc.                                 28,700        2,249,506

                                                        Valero Energy Corp.                         130,760        6,747,216

                                                        Williams Companies, Inc.                    120,935        2,802,064

                                                        XTO Energy, Inc.                             76,715        3,370,857

                                                                                Oil, Gas & Consumable Fuels
                                                                                                      Total      180,396,670

                                                                                               ENERGY TOTAL      221,282,528

FINANCIALS - 21.0%

         CAPITAL MARKETS - 3.2%

                                                        Ameriprise Financial, Inc.                   51,945        2,129,745

                                                        Bank of New York Co., Inc.                  162,645        5,180,243

                                                        Bear Stearns Companies, Inc.                 23,945        2,766,366

                                                        Charles Schwab Corp.                        217,755        3,194,466

                                                        E*TRADE Financial Corp. (a)                  86,350        1,801,261

                                                        Federated Investors, Inc., Class B           17,890          662,646

                                                        Franklin Resources, Inc.                     31,370        2,949,094

                                                        Goldman Sachs Group, Inc.                    95,175       12,154,799

                                                        Janus Capital Group, Inc.                    45,550          848,596

                                                        Lehman Brothers Holdings, Inc.               56,535        7,246,091

                                                        Mellon Financial Corp.                       88,285        3,023,761

                                                        Merrill Lynch & Co., Inc.                   194,035       13,141,990

                                                        Morgan Stanley                              227,635       12,916,010

                                                        Northern Trust Corp.                         39,135        2,027,976

                                                        State Street Corp.                           69,270        3,840,329

                                                        T. Rowe Price Group, Inc.                    27,620        1,989,469

                                                                                      Capital Markets Total       75,872,842

         COMMERCIAL BANKS - 5.6%

                                                        AmSouth Bancorp                              73,635        1,929,973

                                                        Bank of America Corp. (c)                   847,920       39,131,508

                                                        BB&T Corp.                                  114,505        4,798,905

                                                        Comerica, Inc.                               34,865        1,978,937

                                                        Compass Bancshares, Inc.                     26,320        1,270,993


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

         COMMERCIAL BANKS - (CONTINUED)

                                                        Fifth Third Bancorp                         117,175        4,419,841

                                                        First Horizon National Corp.                 26,570        1,021,351

                                                        Huntington Bancshares, Inc.                  48,190        1,144,513

                                                        KeyCorp                                      86,145        2,836,755

                                                        M&T Bank Corp.                               16,830        1,835,312

                                                        Marshall & Ilsley Corp.                      44,185        1,901,722

                                                        National City Corp.                         116,400        3,907,548

                                                        North Fork Bancorporation, Inc.             100,417        2,747,409

                                                        PNC Financial Services Group, Inc.           61,660        3,812,438

                                                        Regions Financial Corp.                      96,695        3,303,101

                                                        SunTrust Banks, Inc.                         76,270        5,549,405

                                                        Synovus Financial Corp.                      65,965        1,781,715

                                                        U.S. Bancorp                                383,450       11,461,320

                                                        Wachovia Corp.                              328,029       17,339,613

                                                        Wells Fargo & Co.                           353,075       22,183,702

                                                        Zions Bancorporation                         22,040        1,665,342

                                                                                     Commercial Banks Total      136,021,403

         CONSUMER FINANCE - 1.3%

                                                        American Express Co.                        262,125       13,488,952

                                                        Capital One Financial Corp.                  63,205        5,460,912

                                                        MBNA Corp.                                  264,952        7,193,447

                                                        SLM Corp.                                    88,110        4,853,980

                                                                                     Consumer Finance Total       30,997,291

         DIVERSIFIED FINANCIAL SERVICES - 3.6%

                                                        CIT Group, Inc.                              42,160        2,183,045

                                                        Citigroup, Inc.                           1,068,085       51,834,165

                                                        JPMorgan Chase & Co.                        738,817       29,323,647

                                                        Moody's Corp.                                52,410        3,219,022

                                                                       Diversified Financial Services Total       86,559,879

         INSURANCE - 5.0%

                                                        Ace Ltd.                                     68,050        3,636,592

                                                        AFLAC, Inc.                                 105,660        4,904,737

                                                        Allstate Corp.                              136,975        7,406,238

                                                        Ambac Financial Group, Inc.                  22,180        1,709,191

                                                        American International Group, Inc.          548,015       37,391,063

                                                        Aon Corp.                                    67,530        2,427,704

                                                        Chubb Corp.                                  42,195        4,120,342

                                                        Cincinnati Financial Corp.                   36,922        1,649,675

                                                        Genworth Financial, Inc., Class A            79,500        2,749,110

                                                        Hartford Financial Services Group,
                                                           Inc.                                      63,450        5,449,720


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

         INSURANCE - (CONTINUED)

                                                        Jefferson-Pilot Corp.                        28,310        1,611,688

                                                        Lincoln National Corp.                       36,605        1,941,163

                                                        Loews Corp.                                  28,665        2,718,875

                                                        Marsh & McLennan Companies, Inc.            114,965        3,651,288

                                                        MBIA, Inc.                                   28,335        1,704,634

                                                        MetLife, Inc.                               159,850        7,832,650

                                                        Principal Financial Group, Inc.              59,150        2,805,485

                                                        Progressive Corp.                            41,610        4,859,216

                                                        Prudential Financial, Inc.                  106,575        7,800,224

                                                        SAFECO Corp.                                 26,060        1,472,390

                                                        St. Paul Travelers Companies, Inc.          146,156        6,528,789

                                                        Torchmark Corp.                              21,930        1,219,308

                                                        UnumProvident Corp.                          62,925        1,431,544

                                                        XL Capital Ltd., Class A                     36,850        2,482,953

                                                                                            Insurance Total      119,504,579

         REAL ESTATE - 0.7%

                                                        Apartment Investment & Management
                                                           Co., Class A, REIT                        20,240          766,489

                                                        Archstone-Smith Trust, REIT                  44,760        1,874,996

                                                        Equity Office Properties Trust,
                                                           REIT                                      85,770        2,601,404

                                                        Equity Residential Property Trust,
                                                           REIT                                      60,860        2,380,843

                                                        Plum Creek Timber Co., Inc., REIT            38,870        1,401,264

                                                        ProLogis Trust, REIT                         51,395        2,401,174

                                                        Public Storage, Inc., REIT                   17,500        1,185,100

                                                        Simon Property Group, Inc., REIT             39,325        3,013,475

                                                        Vornado Realty Trust, REIT                   24,900        2,078,403

                                                                                          Real Estate Total       17,703,148

         THRIFTS & MORTGAGE FINANCE - 1.6%

                                                        Countrywide Financial Corp.                 126,098        4,311,291

                                                        Fannie Mae                                  204,315        9,972,615

                                                        Freddie Mac                                 145,930        9,536,525

                                                        Golden West Financial Corp.                  53,810        3,551,460

                                                        MGIC Investment Corp.                        19,115        1,258,149

                                                        Sovereign Bancorp, Inc.                      75,375        1,629,608


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

         THRIFTS & MORTGAGE FINANCE - (CONTINUED)

                                                        Washington Mutual, Inc.                     208,297        9,060,920

                                                                           Thrifts & Mortgage Finance Total       39,320,568

                                                                                           FINANCIALS TOTAL      505,979,710

HEALTH CARE - 13.1%

         BIOTECHNOLOGY - 1.5%

                                                        Amgen, Inc. (a)                             260,577       20,549,102

                                                        Applera Corp. - Applied Biosystems
                                                           Group                                     39,695        1,054,299

                                                        Biogen Idec, Inc. (a)                        71,622        3,246,625

                                                        Chiron Corp. (a)                             23,125        1,028,138

                                                        Genzyme Corp. (a)                            54,480        3,856,095

                                                        Gilead Sciences, Inc. (a)                    96,640        5,086,163

                                                        MedImmune, Inc. (a)                          51,930        1,818,589

                                                                                        Biotechnology Total       36,639,011

         HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%

                                                        Bausch & Lomb, Inc.                          11,310          767,949

                                                        Baxter International, Inc.                  131,655        4,956,811

                                                        Becton, Dickinson & Co.                      53,180        3,195,054

                                                        Biomet, Inc.                                 52,580        1,922,850

                                                        Boston Scientific Corp. (a)                 124,540        3,049,984

                                                        C.R. Bard, Inc.                              22,155        1,460,458

                                                        Fisher Scientific International,
                                                           Inc. (a)                                  25,845        1,598,772

                                                        Guidant Corp.                                70,080        4,537,680

                                                        Hospira, Inc. (a)                            33,932        1,451,611

                                                        Medtronic, Inc.                             255,430       14,705,105

                                                        Millipore Corp. (a)                          10,995          726,110

                                                        PerkinElmer, Inc.                            27,635          651,081

                                                        St. Jude Medical, Inc. (a)                   77,350        3,882,970

                                                        Stryker Corp.                                61,600        2,736,888

                                                        Thermo Electron Corp. (a)                    34,215        1,030,898

                                                        Waters Corp. (a)                             23,345          882,441

                                                        Zimmer Holdings, Inc. (a)                    52,305        3,527,449

                                                                     Health Care Equipment & Supplies Total       51,084,111

         HEALTH CARE PROVIDERS & SERVICES - 3.2%

                                                        Aetna, Inc.                                  60,400        5,696,324

                                                        AmerisourceBergen Corp.                      43,960        1,819,944

                                                        Cardinal Health, Inc.                        90,460        6,219,125

                                                        Caremark Rx, Inc. (a)                        94,990        4,919,532

                                                        CIGNA Corp.                                  26,535        2,963,960

                                                        Coventry Health Care, Inc. (a)               34,250        1,950,880

                                                        Express Scripts, Inc. (a)                    30,750        2,576,850


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

         HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)

                                                        HCA, Inc.                                    89,495        4,519,497

                                                        Health Management Associates,
                                                           Inc., Class A                             52,230        1,146,971

                                                        Humana, Inc. (a)                             34,340        1,865,692

                                                        IMS Health, Inc.                             48,900        1,218,588

                                                        Laboratory Corp. of America
                                                           Holdings (a)                              28,110        1,513,724

                                                        Manor Care, Inc.                             16,690          663,761

                                                        McKesson Corp.                               65,000        3,353,350

                                                        Medco Health Solutions, Inc. (a)             64,921        3,622,592

                                                        Patterson Companies, Inc. (a)                29,200          975,280

                                                        Quest Diagnostics, Inc.                      35,030        1,803,344

                                                        Tenet Healthcare Corp. (a)                   99,092          759,045

                                                        UnitedHealth Group, Inc.                    287,740       17,880,164

                                                        WellPoint, Inc. (a)                         139,280       11,113,151

                                                                     Health Care Providers & Services Total       76,581,774

         PHARMACEUTICALS - 6.3%

                                                        Abbott Laboratories                         327,525       12,914,311

                                                        Allergan, Inc.                               27,760        2,996,970

                                                        Bristol-Myers Squibb Co.                    413,045        9,491,774

                                                        Eli Lilly & Co.                             239,955       13,579,053

                                                        Forest Laboratories, Inc. (a)                71,320        2,901,298

                                                        Johnson & Johnson                           628,105       37,749,110

                                                        King Pharmaceuticals, Inc. (a)               51,015          863,174

                                                        Merck & Co., Inc.                           461,675       14,685,882

                                                        Mylan Laboratories, Inc.                     46,145          921,054

                                                        Pfizer, Inc.                              1,556,375       36,294,665

                                                        Schering-Plough Corp.                       312,075        6,506,764

                                                        Watson Pharmaceuticals, Inc. (a)             21,405          695,876

                                                        Wyeth                                       283,390       13,055,777

                                                                                      Pharmaceuticals Total      152,655,708

                                                                                          HEALTH CARE TOTAL      316,960,604

INDUSTRIALS - 11.2%


         AEROSPACE & DEFENSE - 2.2%

                                                        Boeing Co.                                  170,465       11,973,462

                                                        General Dynamics Corp.                       42,460        4,842,563

                                                        Goodrich Corp.                               25,920        1,065,312

                                                        Honeywell International, Inc.               177,945        6,628,451

                                                        L-3 Communications Holdings, Inc.            25,320        1,882,542


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS -
(CONTINUED)

         AEROSPACE & DEFENSE - (CONTINUED)

                                                        Lockheed Martin Corp.                        75,505        4,804,383

                                                        Northrop Grumman Corp.                       75,013        4,509,031

                                                        Raytheon Co.                                 94,290        3,785,744

                                                        Rockwell Collins, Inc.                       36,430        1,692,902

                                                        United Technologies Corp.                   215,100       12,026,241

                                                                                  Aerospace & Defense Total       53,210,631

         AIR FREIGHT & LOGISTICS - 1.0%

                                                        FedEx Corp.                                  63,990        6,615,926

                                                        Ryder System, Inc.                           13,560          556,231

                                                        United Parcel Service, Inc., Class
                                                           B                                        233,015       17,511,078

                                                                              Air Freight & Logistics Total       24,683,235

         AIRLINES - 0.1%

                                                        Southwest Airlines Co.                      147,250        2,419,317

                                                                                             Airlines Total        2,419,317

         BUILDING PRODUCTS - 0.2%

                                                        American Standard Companies, Inc.            38,555        1,540,272

                                                        Masco Corp.                                  89,485        2,701,552

                                                                                    Building Products Total        4,241,824

         COMMERCIAL SERVICES & SUPPLIES - 0.7%

                                                        Allied Waste Industries, Inc. (a)            46,045          402,433

                                                        Avery Dennison Corp.                         23,330        1,289,449

                                                        Cendant Corp.                               216,265        3,730,571

                                                        Cintas Corp.                                 29,050        1,196,279

                                                        Equifax, Inc.                                27,385        1,041,178

                                                        Monster Worldwide, Inc. (a)                  25,995        1,061,116

                                                        Pitney Bowes, Inc.                           48,165        2,034,971

                                                        R.R. Donnelley & Sons Co.                    45,925        1,571,094

                                                        Robert Half International, Inc.              35,990        1,363,661

                                                        Waste Management, Inc.                      116,510        3,536,079

                                                                             Commercial Services & Supplies
                                                                                                      Total       17,226,831

         CONSTRUCTION & ENGINEERING - 0.1%

                                                        Fluor Corp.                                  18,315        1,415,017

                                                                           Construction & Engineering Total        1,415,017

         ELECTRICAL EQUIPMENT - 0.4%

                                                        American Power Conversion Corp.              36,330          799,260

                                                        Cooper Industries Ltd., Class A              19,365        1,413,645

                                                        Emerson Electric Co.                         86,745        6,479,851

                                                        Rockwell Automation, Inc.                    37,805        2,236,544

                                                                                 Electrical Equipment Total       10,929,300


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)


         INDUSTRIAL CONGLOMERATES - 4.4%

                                                        3M Co.                                      160,430       12,433,325

                                                        General Electric Co. (d)                  2,230,840       78,190,942

                                                        Textron, Inc.                                27,985        2,154,285

                                                        Tyco International Ltd.                     425,005       12,265,645

                                                                             Industrial Conglomerates Total      105,044,197

         MACHINERY - 1.4%

                                                        Caterpillar, Inc.                           143,640        8,298,083

                                                        Cummins, Inc.                                 9,870          885,635

                                                        Danaher Corp.                                50,060        2,792,347

                                                        Deere & Co.                                  50,880        3,465,437

                                                        Dover Corp.                                  42,760        1,731,352

                                                        Eaton Corp.                                  31,200        2,093,208

                                                        Illinois Tool Works, Inc.                    43,235        3,804,248

                                                        Ingersoll-Rand Co., Ltd., Class A            69,830        2,819,037

                                                        ITT Industries, Inc.                         19,465        2,001,391

                                                        Navistar International Corp. (a)             13,010          372,346

                                                        Paccar, Inc.                                 35,730        2,473,588

                                                        Pall Corp.                                   26,270          705,612

                                                        Parker Hannifin Corp.                        25,295        1,668,458

                                                                                            Machinery Total       33,110,742

         ROAD & RAIL - 0.7%

                                                        Burlington Northern Santa Fe Corp.           78,840        5,583,449

                                                        CSX Corp.                                    45,825        2,326,535

                                                        Norfolk Southern Corp.                       85,780        3,845,517

                                                        Union Pacific Corp.                          55,895        4,500,107

                                                                                          Road & Rail Total       16,255,608

         TRADING COMPANIES & DISTRIBUTORS - 0.0%

                                                        W.W. Grainger, Inc.                          16,015        1,138,667

                                                                     Trading Companies & Distributors Total        1,138,667

                                                                                          INDUSTRIALS TOTAL      269,675,369

INFORMATION TECHNOLOGY - 14.9%

         COMMUNICATIONS EQUIPMENT - 2.7%

                                                        ADC Telecommunications, Inc. (a)             24,587          549,273

                                                        Andrew Corp. (a)                             34,315          368,200

                                                        Avaya, Inc. (a)                              88,380          943,015

                                                        CIENA Corp. (a)                             122,035          362,444

                                                        Cisco Systems, Inc. (a)                   1,296,850       22,202,072

                                                        Comverse Technology, Inc. (a)                42,635        1,133,665


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         COMMUNICATIONS EQUIPMENT - (CONTINUED)

                                                        Corning, Inc. (a)                           321,760        6,325,802

                                                        JDS Uniphase Corp. (a)                      348,845          823,274

                                                        Lucent Technologies, Inc. (a)               938,440        2,496,250

                                                        Motorola, Inc.                              525,880       11,879,629

                                                        QUALCOMM, Inc.                              347,140       14,954,791

                                                        Scientific-Atlanta, Inc.                     32,400        1,395,468

                                                        Tellabs, Inc. (a)                            94,650        1,031,685

                                                                             Communications Equipment Total       64,465,568

         COMPUTERS & PERIPHERALS - 3.6%

                                                        Apple Computer, Inc. (a)                    177,890       12,788,512

                                                        Dell, Inc. (a)                              496,925       14,902,781

                                                        EMC Corp. (a)                               504,770        6,874,967

                                                        Gateway, Inc. (a)                            55,950          140,434

                                                        Hewlett-Packard Co.                         604,866       17,317,314

                                                        International Business Machines
                                                          Corp.                                    333,500       27,413,700

                                                        Lexmark International, Inc., Class
                                                           A (a)                                     24,485        1,097,662

                                                        NCR Corp. (a)                                38,770        1,315,854

                                                        Network Appliance, Inc. (a)                  78,600        2,122,200

                                                        QLogic Corp. (a)                             16,990          552,345

                                                        Seagate Technology, Inc., Escrow
                                                           Shares (a)                                64,266              643

                                                        Sun Microsystems, Inc. (a)                  720,905        3,020,592

                                                                              Computers & Peripherals Total       87,547,004

         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%

                                                        Agilent Technologies, Inc. (a)               86,835        2,890,737

                                                        Jabil Circuit, Inc. (a)                      36,695        1,361,017

                                                        Molex, Inc.                                  30,265          785,377

                                                        Sanmina-SCI Corp. (a)                       111,015          472,924

                                                        Solectron Corp. (a)                         192,865          705,886

                                                        Symbol Technologies, Inc.                    52,996          679,409

                                                        Tektronix, Inc.                              17,615          496,919

                                                                   Electronic Equipment & Instruments Total        7,392,269

         INTERNET SOFTWARE & SERVICES - 0.5%

                                                        Yahoo!, Inc. (a)                            266,610       10,445,780

                                                                         Internet Software & Services Total       10,445,780

         IT SERVICES - 1.0%

                                                        Affiliated Computer Services,
                                                           Inc., Class A (a)                         26,210        1,551,108

                                                        Automatic Data Processing, Inc.             121,725        5,585,960

                                                        Computer Sciences Corp. (a)                  39,020        1,975,973

                                                        Convergys Corp. (a)                          29,525          467,971


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         IT SERVICES - (CONTINUED)

                                                        Electronic Data Systems Corp.               110,075        2,646,203

                                                        First Data Corp.                            161,345        6,939,449

                                                        Fiserv, Inc. (a)                             38,920        1,684,068

                                                        Paychex, Inc.                                70,460        2,685,935

                                                        Sabre Holdings Corp., Class A                27,710          668,088

                                                        Unisys Corp. (a)                             72,095          420,314

                                                                                          IT Services Total       24,625,069

         OFFICE ELECTRONICS - 0.1%

                                                        Xerox Corp. (a)                             202,725        2,969,921

                                                                                   Office Electronics Total        2,969,921

         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -
         3.2%

                                                        Advanced Micro Devices, Inc. (a)             85,355        2,611,863

                                                        Altera Corp. (a)                             76,575        1,418,935

                                                        Analog Devices, Inc.                         77,475        2,779,028

                                                        Applied Materials, Inc.                     342,555        6,145,437

                                                        Applied Micro Circuits Corp. (a)             63,115          162,206

                                                        Broadcom Corp., Class A (a)                  61,100        2,880,865

                                                        Freescale Semiconductor, Inc.,
                                                           Class B (a)                               86,605        2,179,848

                                                        Intel Corp.                               1,272,975       31,773,456

                                                        KLA-Tencor Corp.                             41,645        2,054,348

                                                        Linear Technology Corp.                      64,340        2,320,744

                                                        LSI Logic Corp. (a)                          82,740          661,920

                                                        Maxim Integrated Products, Inc.              69,180        2,507,083

                                                        Micron Technology, Inc. (a)                 130,455        1,736,356

                                                        National Semiconductor Corp.                 72,560        1,885,109

                                                        Novellus Systems, Inc. (a)                   28,185          679,822

                                                        NVIDIA Corp. (a)                             36,190        1,323,106

                                                        PMC-Sierra, Inc. (a)                         38,730          298,608

                                                        Teradyne, Inc. (a)                           41,570          605,675

                                                        Texas Instruments, Inc.                     341,670       10,957,357

                                                        Xilinx, Inc.                                 73,535        1,853,817

                                                             Semiconductors & Semiconductor Equipment Total       76,835,583

         SOFTWARE - 3.5%

                                                        Adobe Systems, Inc.                         126,970        4,692,811

                                                        Autodesk, Inc.                               48,690        2,091,235

                                                        BMC Software, Inc. (a)                       45,700          936,393

                                                        Citrix Systems, Inc. (a)                     37,205        1,070,760

                                                        Computer Associates International,
                                                           Inc.                                      96,904        2,731,724


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

         SOFTWARE - (CONTINUED)

                                                        Compuware Corp. (a)                          81,790          733,656

                                                        Electronic Arts, Inc. (a)                    63,490        3,321,162

                                                        Intuit, Inc. (a)                             37,370        1,991,821

                                                        Mercury Interactive Corp. (a)                18,265          507,584

                                                        Microsoft Corp.                           1,932,820       50,543,243

                                                        Novell, Inc. (a)                             80,665          712,272

                                                        Oracle Corp. (a)                            794,065        9,695,534

                                                        Parametric Technology Corp. (a)              57,495          350,720

                                                        Siebel Systems, Inc.                        111,675        1,181,522

                                                        Symantec Corp. (a)                          228,330        3,995,775

                                                                                             Software Total       84,556,212

                                                                               INFORMATION TECHNOLOGY TOTAL      358,837,406

MATERIALS - 2.9%

         CHEMICALS - 1.5%

                                                        Air Products & Chemicals, Inc.               46,815        2,770,980

                                                        Ashland, Inc.                                15,150          877,185

                                                        Dow Chemical Co.                            203,725        8,927,229

                                                        E.I. du Pont de Nemours & Co.               194,095        8,249,037

                                                        Eastman Chemical Co.                         17,250          889,928

                                                        Ecolab, Inc.                                 38,925        1,411,810

                                                        Engelhard Corp.                              25,295          762,644

                                                        Hercules, Inc. (a)                           23,770          268,601

                                                        International Flavors &
                                                           Fragrances, Inc.                          17,090          572,515

                                                        Monsanto Co.                                 56,722        4,397,657

                                                        PPG Industries, Inc.                         35,305        2,044,159

                                                        Praxair, Inc.                                68,005        3,601,545

                                                        Rohm and Haas Co.                            30,395        1,471,726

                                                        Sigma-Aldrich Corp.                          14,200          898,718

                                                                                            Chemicals Total       37,143,734

         CONSTRUCTION MATERIALS - 0.1%

                                                        Vulcan Materials Co.                         21,455        1,453,576

                                                                               Construction Materials Total        1,453,576

         CONTAINERS & PACKAGING - 0.2%

                                                        Ball Corp.                                   21,955          872,053

                                                        Bemis Co., Inc.                              22,205          618,853

                                                        Pactiv Corp. (a)                             30,250          665,500

                                                        Sealed Air Corp. (a)                         17,165          964,158

                                                        Temple-Inland, Inc.                          23,720        1,063,842

                                                                                     Containers & Packaging
                                                                                                      Total        4,184,406


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

         METALS & MINING - 0.8%

                                                        Alcoa, Inc.                                 183,760        5,433,783

                                                        Allegheny Technologies, Inc.                 17,940          647,275

                                                        Freeport-McMoRan Copper & Gold,
                                                           Inc., Class B                             38,830        2,089,054

                                                        Newmont Mining Corp.                         94,300        5,035,620

                                                        Nucor Corp.                                  32,840        2,191,085

                                                        Phelps Dodge Corp.                           21,455        3,086,731

                                                        United States Steel Corp.                    23,970        1,152,238

                                                                                      Metals & Mining Total       19,635,786

         PAPER & FOREST PRODUCTS - 0.3%

                                                        International Paper Co.                     103,595        3,481,828

                                                        Louisiana-Pacific Corp.                      22,370          614,504

                                                        MeadWestvaco Corp.                           38,295        1,073,409

                                                        Weyerhaeuser Co.                             51,355        3,406,891

                                                                              Paper & Forest Products Total        8,576,632

                                                                                            MATERIALS TOTAL       70,994,134

TELECOMMUNICATION SERVICES - 3.0%

         DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%

                                                        ALLTEL Corp.                                 80,830        5,100,373

                                                        AT&T, Inc.                                  824,816       20,199,744

                                                        BellSouth Corp.                             386,060       10,462,226

                                                        CenturyTel, Inc.                             27,635          916,377

                                                        Citizens Communications Co.                  70,495          862,154

                                                        Qwest Communications
                                                           International, Inc. (a)                  325,985        1,841,815

                                                        Sprint Nextel Corp.                         623,745       14,570,683

                                                        Verizon Communications, Inc.                583,795       17,583,905

                                                               Diversified Telecommunication Services Total       71,537,277

                                                                           TELECOMMUNICATION SERVICES TOTAL       71,537,277

UTILITIES - 3.3%



         ELECTRIC UTILITIES - 1.6%

                                                        Allegheny Energy, Inc. (a)                   34,390        1,088,444

                                                        American Electric Power Co., Inc.            83,115        3,082,735

                                                        Cinergy Corp.                                42,145        1,789,477

                                                        Edison International                         68,830        3,001,676

                                                        Entergy Corp.                                43,785        3,005,840


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                   SHARES          VALUE ($)
COMMON STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)


         ELECTRIC UTILITIES - (CONTINUED)

                                                        Exelon Corp.                                140,850        7,484,769

                                                        FirstEnergy Corp.                            69,605        3,409,949

                                                        FPL Group, Inc.                              83,330        3,463,195

                                                        Pinnacle West Capital Corp.                  20,855          862,354

                                                        PPL Corp.                                    80,290        2,360,526

                                                        Progress Energy, Inc.                        53,130        2,333,470

                                                        Southern Co.                                156,515        5,404,463

                                                                                         Electric Utilities
                                                                                                      Total       37,286,898

         GAS UTILITIES - 0.0%

                                                        Nicor, Inc.                                   9,345          367,352

                                                        Peoples Energy Corp.                          8,070          283,015

                                                                                        Gas Utilities Total          650,367

         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -
         0.6%

                                                        AES Corp. (a)                               137,910        2,183,115

                                                        Constellation Energy Group, Inc.             37,655        2,168,928

                                                        Duke Energy Corp.                           195,845        5,375,945

                                                        Dynegy, Inc., Class A (a)                    63,620          307,921

                                                        TXU Corp.                                   101,930        5,115,867

                                                               Independent Power Producers & Energy Traders
                                                                                                      Total       15,151,776


         MULTI - UTILITIES - 1.1%

                                                        Ameren Corp.                                 43,085        2,207,675

                                                        CenterPoint Energy, Inc.                     65,450          841,033

                                                        CMS Energy Corp. (a)                         46,425          673,627

                                                        Consolidated Edison, Inc.                    51,680        2,394,334

                                                        Dominion Resources, Inc.                     73,345        5,662,234

                                                        DTE Energy Co.                               37,555        1,622,000

                                                        KeySpan Corp.                                36,830        1,314,463

                                                        NiSource, Inc.                               57,520        1,199,867

                                                        PG&E Corp.                                   72,475        2,690,272

                                                        Public Service Enterprise Group,
                                                           Inc.                                      52,890        3,436,263

                                                        Sempra Energy                                54,240        2,432,122

                                                        TECO Energy, Inc.                            43,910          754,374

                                                        Xcel Energy, Inc.                            85,105        1,571,038

                                                                                          Multi - Utilities
                                                                                                      Total       26,799,302

                                                                                                  UTILITIES
                                                                                                      TOTAL       79,888,343

                                                        TOTAL COMMON STOCKS
                                                        (COST OF $1,835,259,098)                               2,378,984,599


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund



                                                                                                  PAR ($)          VALUE ($)
SHORT-TERM OBLIGATION - 1.7%

                                                        Repurchase agreement with State
                                                           Street Bank & Trust Co., dated
                                                           12/30/05, due 01/03/06 at
                                                           4.080%, collateralized by a
                                                           U.S. Government Agency
                                                           Obligation maturing 02/15/07,
                                                           market value of $41,435,883
                                                           (repurchase proceeds
                                                           $40,641,416)                          40,623,000       40,623,000

                                                        TOTAL SHORT-TERM OBLIGATION
                                                        (COST OF $40,623,000)                                     40,623,000

                                                        TOTAL INVESTMENTS - 100.3%
                                                        (COST OF $1,875,882,098)(E)(F)                         2,419,607,599

                                                        OTHER ASSETS & LIABILITIES, NET - (0.3)%                  (7,674,733)

                                                        NET ASSETS - 100.0%                                    2,411,932,866

                                                        Notes to Investment Portfolio:

                                                        *     Security Valuation:

                                                              Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for
                                                              securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter
                                                              markets.

                                                              Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

                                                              Investments in other investment companies are valued at net asset value.

                                                              Futures contracts are valued at the settlement price
                                                              established each day by the board of trade or exchange on which they are traded.

                                                              Investments for which market quotations are not readily
                                                              available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the
                                                              security.

                                                        (a)   Non-income producing security.

                                                        (b)   Rounds to less than 1 share.

                                                        (c)   Investments in Affiliates as of December 31, 2005:

                                                              Security Name: Bank of America Corp.,

                                                              Shares at 04/01/05:               557,850

                                                              Shares purchased:                 324,570

                                                              Shares sold:                      (34,500)

                                                              Shares at 12/31/05:               847,920

                                                              Dividend income earned       $  1,159,423

                                                              Net realized gain/loss:      $   (213,620)

                                                              Value at end of Period       $ 39,131,508

                                                        (d)   Security pledged as collateral for open futures contracts.

                                                        (e)   Cost for federal income tax purposes is $1,875,882,098.

                                                        (f)   Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

                                                                 UNREALIZED          UNREALIZED       NET UNREALIZED
                                                                APPRECIATION        DEPRECIATION       APPRECIATION
                                                                ------------       -------------      --------------
                                                                $735,538,334       ($191,812,833)      $543,725,501


________________________________________________________________________________

December 31, 2005 (Unaudited)                      Columbia Large Cap Index Fund

At December 31, 2005, the Fund held the following open long futures contracts:



                                                                                  Expiration        Unrealized
TYPE                 CONTRACTS         VALUE          AGGREGATE FACE VALUE           DATE           DEPRECIATION
----------------------------------------------------------------------------------------------------------------
S & P 500 Index         113         $35,835,575           $35,448,100               Mar-06           $(387,475)


                          ACRONYM    NAME
                          REIT       Real Estate Investment Trust

INVESTMENT PORTFOLIO____________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES       VALUE ($)*
COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 15.9%

      AUTO COMPONENTS - 1.0%
                                        Arvin Meritor, Inc.                                        105,650        1,520,304
                                        Bandag, Inc.                                                17,550          748,859
                                        BorgWarner, Inc.                                            85,650        5,192,959
                                        Gentex Corp.                                               233,550        4,554,225
                                        Lear Corp.                                                 100,975        2,873,748
                                        Modine Manufacturing Co.                                    51,825        1,688,977
                                                                                     Auto Components Total       16,579,072

      AUTOMOBILES - 0.1%
                                        Thor Industries, Inc.                                       51,925        2,080,635
                                                                                         Automobiles Total        2,080,635

      DIVERSIFIED CONSUMER
      SERVICES - 1.3%
                                        Career Education Corp. (a)                                 147,250        4,965,270
                                        Corinthian Colleges, Inc. (a)                              137,400        1,618,572
                                        DeVry, Inc. (a)                                             88,025        1,760,500
                                        Education Management Corp. (a)                             100,550        3,369,430
                                        ITT Educational Services, Inc. (a)                          57,125        3,376,659
                                        Laureate Education, Inc. (a)                                74,825        3,929,061
                                        Regis Corp.                                                 67,975        2,621,796
                                        Sotheby's Holdings, Class A (a)                             67,425        1,237,923
                                                                       Diversified Consumer Services Total       22,879,211

      HOTELS, RESTAURANTS &
      LEISURE - 2.0%
                                        Applebee's International, Inc.                             114,612        2,589,085
                                        Bob Evans Farms, Inc.                                       53,825        1,241,205
                                        Boyd Gaming Corp.                                           65,700        3,131,262
                                        Brinker International, Inc.                                129,275        4,997,771
                                        CBRL Group, Inc.                                            70,325        2,471,924
                                        Cheesecake Factory, Inc. (a)                               118,000        4,412,020
                                        GTECH Holdings Corp.                                       188,050        5,968,707
                                        International Speedway Corp., Class A                       52,925        2,535,107
                                        Outback Steakhouse, Inc.                                    98,775        4,110,028
                                        Ruby Tuesday, Inc.                                          94,075        2,435,602
                                                                       Hotels, Restaurants & Leisure Total       33,892,711

      HOUSEHOLD DURABLES - 2.5%
                                        American Greetings Corp., Class A                           98,750        2,169,537

                                        Beazer Homes USA, Inc.                                      61,900        4,508,796

                                        Blyth Industries, Inc.                                      40,000          838,000

                                        Furniture Brands International, Inc.                        76,475        1,707,687

                                        Harman International Industries, Inc.                       99,000        9,687,150


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

      HOUSEHOLD DURABLES - (CONTINUED)

                                        Hovnanian Enterprises, Inc., Class A (a)                    53,850        2,673,114
                                        Mohawk Industries, Inc. (a)                                 79,450        6,910,561
                                        Ryland Group, Inc.                                          70,250        5,067,132
                                        Toll Brothers, Inc. (a)                                    177,850        6,160,724
                                        Tupperware Brands Corp.                                     80,275        1,798,160
                                                                                  Household Durables Total       41,520,861

      LEISURE EQUIPMENT &
      PRODUCTS - 0.1%
                                        Callaway Golf Co.                                           98,850        1,368,084
                                                                        Leisure Equipment & Products Total        1,368,084

      MEDIA - 1.7%
                                        Belo Corp., Class A                                        142,325        3,047,178
                                        Catalina Marketing Corp.                                    59,200        1,500,720
                                        Emmis Communications Corp., Class A (a)                     55,400        1,103,014
                                        Entercom Communications Corp. (a)                           57,275        1,699,349
                                        Harte-Hanks, Inc.                                           85,325        2,251,727
                                        Lee Enterprises, Inc.                                       68,350        2,522,798
                                        Media General, Inc., Class A                                36,150        1,832,805
                                        Reader's Digest Association, Inc.                          148,125        2,254,463
                                        Scholastic Corp. (a)                                        53,600        1,528,136
                                        Valassis Communications, Inc. (a)                           71,550        2,079,959
                                        Washington Post Co., Class B                                 8,825        6,751,125
                                        Westwood One, Inc.                                          98,550        1,606,365
                                                                                               Media Total       28,177,639

      MULTILINE RETAIL - 0.5%
                                        99 Cents Only Stores (a)                                    72,151          754,699
                                        Dollar Tree Stores, Inc. (a)                               159,850        3,826,809
                                        Saks, Inc. (a)                                             208,875        3,521,633
                                                                                    Multiline Retail Total        8,103,141

      SPECIALTY RETAIL - 6.2%
                                        Abercrombie & Fitch Co., Class A                           131,725        8,585,835
                                        Advance Auto Parts, Inc. (a)                               162,600        7,066,596
                                        Aeropostale, Inc. (a)                                       81,650        2,147,395
                                        American Eagle Outfitters, Inc.                            197,700        4,543,146
                                        AnnTaylor Stores Corp. (a)                                 109,225        3,770,447
                                        Barnes & Noble, Inc.                                        79,150        3,377,331
                                        Borders Group, Inc.                                        100,375        2,175,126
                                        CarMax, Inc. (a)                                           157,375        4,356,140
                                        Chico's FAS, Inc. (a)                                      272,000       11,948,960


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER DISCRETIONARY - (CONTINUED)

      SPECIALTY RETAIL - (CONTINUED)

                                        Claire's Stores, Inc.                                      149,325        4,363,276
                                        Foot Locker, Inc.                                          234,525        5,532,445
                                        GameStop Corp., Class A (a)                                 85,900        2,733,338
                                        Michaels Stores, Inc.                                      200,900        7,105,833
                                        O'Reilly Automotive, Inc. (a)                              168,450        5,392,084
                                        Pacific Sunwear of California, Inc. (a)                    111,475        2,777,957
                                        Payless Shoesource, Inc. (a)                               103,100        2,587,810
                                        PETsMART, Inc.                                             211,000        5,414,260
                                        Pier 1 Imports, Inc.                                       130,325        1,137,737
                                        Rent-A-Center, Inc. (a)                                    106,625        2,010,948
                                        Ross Stores, Inc.                                          217,250        6,278,525
                                        Urban Outfitters, Inc. (a)                                 165,850        4,197,664
                                        Williams-Sonoma, Inc. (a)                                  173,525        7,487,604
                                                                                    Specialty Retail Total      104,990,457

      TEXTILES, APPAREL & LUXURY
      GOODS - 0.5%
                                        Polo Ralph Lauren Corp.                                     91,400        5,131,196
                                        Timberland Co., Class A (a)                                 82,450        2,683,747
                                                                    Textiles, Apparel & Luxury Goods Total        7,814,943
                                                                              CONSUMER DISCRETIONARY TOTAL      267,406,754

CONSUMER STAPLES - 2.3%

      BEVERAGES - 0.1%
                                        PepsiAmericas, Inc.                                         92,400        2,149,224
                                                                                           Beverages Total        2,149,224

      FOOD & STAPLES RETAILING - 0.3%
                                        BJ's Wholesale Club, Inc. (a)                              101,650        3,004,774
                                        Ruddick Corp.                                               52,350        1,114,008
                                                                            Food & Staples Retailing Total        4,118,782

      FOOD PRODUCTS - 1.3%
                                        Dean Foods Co. (a)                                         202,262        7,617,187
                                        Hormel Foods Corp.                                         109,725        3,585,813
                                        J. M. Smucker Co.                                           87,775        3,862,100
                                        Lancaster Colony Corp.                                      38,225        1,416,236
                                        Smithfield Foods, Inc. (a)                                 148,625        4,547,925
                                        Tootsie Roll Industries, Inc.                               37,777        1,092,889
                                                                                       Food Products Total       22,122,150

      HOUSEHOLD PRODUCTS - 0.5%
                                        Church & Dwight Co., Inc.                                   96,700        3,194,001
                                        Energizer Holdings, Inc. (a)                                98,175        4,888,133
                                                                                  Household Products Total        8,082,134


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

CONSUMER STAPLES - (CONTINUED)

      TOBACCO - 0.1%
                                        Universal Corp.                                             38,625        1,674,780
                                                                                             Tobacco Total        1,674,780
                                                                                    CONSUMER STAPLES TOTAL       38,147,070

ENERGY - 9.4%

      ENERGY EQUIPMENT &
      SERVICES - 4.0%
                                        Cooper Cameron Corp. (a)                                   171,600        7,104,240
                                        ENSCO International, Inc. (b)                              230,375       10,217,131
                                        FMC Technologies, Inc. (a)                                 103,525        4,443,293
                                        Grant Prideco, Inc. (a)                                    193,200        8,523,984
                                        Hanover Compressor Co. (a)                                 138,006        1,947,265
                                        Helmerich & Payne, Inc.                                     78,150        4,838,266
                                        Patterson-UTI Energy, Inc.                                 259,725        8,557,939
                                        Pride International, Inc. (a)                              238,125        7,322,344
                                        Smith International, Inc.                                  301,150       11,175,676
                                        Tidewater, Inc.                                             90,875        4,040,303
                                                                         Energy Equipment & Services Total       68,170,441

      OIL,  GAS & CONSUMABLE
      FUELS - 5.4%
                                        Arch Coal, Inc.                                             97,275        7,733,363
                                        Denbury Resources, Inc. (a)                                172,200        3,922,716
                                        Forest Oil Corp. (a)                                        82,150        3,743,576
                                        Newfield Exploration Co. (a)                               191,200        9,573,384
                                        Noble Energy, Inc.                                         262,950       10,596,885
                                        Overseas Shipholding Group, Inc.                            44,425        2,238,576
                                        Peabody Energy Corp.                                       197,600       16,286,192
                                        Pioneer Natural Resources Co.                              193,150        9,902,800
                                        Plains Exploration & Production Co. (a)                    117,825        4,681,187
                                        Pogo Producing Co.                                          90,025        4,484,145
                                        Quicksilver Resources, Inc. (a)                            100,500        4,222,005
                                        Southwestern Energy Co. (a)                                251,000        9,020,940
                                        Western Gas Resources, Inc.                                 86,400        4,068,576
                                                                         Oil, Gas & Consumable Fuels Total       90,474,345
                                                                                              ENERGY TOTAL      158,644,786

FINANCIALS - 18.2%

      CAPITAL MARKETS - 3.0%
                                        A.G. Edwards, Inc.                                         115,325        5,404,129
                                        Eaton Vance Corp.                                          196,200        5,368,032
                                        Investors Financial Services Corp.                          97,675        3,597,370
                                        Jefferies Group, Inc.                                       74,225        3,338,640


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      CAPITAL MARKETS - (CONTINUED)

                                        LaBranche & Co., Inc. (a)                                   91,125          921,274
                                        Legg Mason, Inc.                                           183,137       21,919,668
                                        Raymond James Financial, Inc.                               85,487        3,220,295
                                        SEI Investments Co.                                         95,450        3,531,650
                                        Waddell & Reed Financial, Inc., Class A                    125,850        2,639,075
                                                                                     Capital Markets Total       49,940,133

      COMMERCIAL BANKS - 3.8%
                                        Associated Banc Corp.                                      205,162        6,678,023
                                        Bank of Hawaii Corp.                                        77,175        3,977,600
                                        Cathay General Bancorp                                      75,400        2,709,876
                                        City National Corp.                                         62,450        4,523,878
                                        Colonial BancGroup, Inc.                                   231,800        5,521,476
                                        Commerce Bancorp, Inc.                                     260,950        8,979,289
                                        Cullen/Frost Bankers, Inc.                                  70,950        3,808,596
                                        FirstMerit Corp.                                           124,925        3,236,807
                                        Greater Bay Bancorp                                         75,900        1,944,558
                                        Mercantile Bankshares Corp.                                123,400        6,964,696
                                        SVB Financial Group (a)                                     53,300        2,496,572
                                        TCF Financial Corp.                                        170,825        4,636,190
                                        Texas Regional Bancshares, Inc., Class A                    62,000        1,754,600
                                        Westamerica Bancorporation                                  48,250        2,560,628
                                        Wilmington Trust Corp.                                     101,925        3,965,902
                                                                                    Commercial Banks Total       63,758,691

      CONSUMER FINANCE - 0.3%
                                        AmeriCredit Corp. (a)                                      207,150        5,309,254
                                                                                    Consumer Finance Total        5,309,254

      DIVERSIFIED FINANCIAL
      SERVICES - 0.3%
                                        Leucadia National Corp.                                    123,450        5,858,937
                                                                      Diversified Financial Services Total        5,858,937

      INSURANCE - 5.0%
                                        Allmerica Financial Corp. (a)                               80,675        3,369,795
                                        American Financial Group, Inc.                              69,900        2,677,869
                                        AmerUs Group Co.                                            58,125        3,293,944
                                        Arthur J. Gallagher & Co.                                  143,100        4,418,928
                                        Brown & Brown, Inc.                                        167,150        5,104,761
                                        Everest Re Group Ltd.                                       93,025        9,335,059
                                        Fidelity National Financial, Inc.                          260,840        9,596,303
                                        First American Corp.                                       143,825        6,515,272
                                        HCC Insurance Holdings, Inc.                               158,975        4,718,378


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

      INSURANCE - (CONTINUED)
                                        Horace Mann Educators Corp.                                 64,550        1,223,868
                                        Mercury General Corp.                                       53,300        3,103,126
                                        Ohio Casualty Corp.                                         95,625        2,708,100
                                        Old Republic International Corp.                           275,387        7,231,663
                                        Protective Life Corp.                                      104,700        4,582,719
                                        Stancorp Financial Group, Inc.                              82,050        4,098,397
                                        Unitrin, Inc.                                               68,275        3,075,789
                                        W.R Berkley Corp.                                          168,580        8,027,780
                                                                                           Insurance Total       83,081,751

      REAL ESTATE - 3.6%
                                        AMB Property Corp., REIT                                   128,425        6,314,657
                                        Developers Diversified Realty Corp., REIT                  163,600        7,692,472
                                        Highwoods Properties, Inc., REIT                            81,200        2,310,140
                                        Hospitality Properties Trust, REIT                         108,075        4,333,808
                                        Liberty Property Trust, REIT                               132,625        5,682,981
                                        Macerich Co., REIT                                          90,100        6,049,314
                                        Mack-Cali Realty Corp., REIT                                92,975        4,016,520
                                        New Plan Excel Realty Trust, REIT                          156,675        3,631,727
                                        Rayonier, Inc., REIT                                       113,985        4,542,302
                                        Regency Centers Corp., REIT                                102,000        6,012,900
                                        United Dominion Realty Trust, Inc., REIT                   206,175        4,832,742
                                        Weingarten Realty Investors, REIT                          120,800        4,567,448
                                                                                         Real Estate Total       59,987,011

      THRIFTS & MORTGAGE FINANCE - 2.2%
                                        Astoria Financial Corp.                                    132,800        3,904,320
                                        Independence Community Bank Corp.                          110,925        4,407,050
                                        IndyMac Bancorp, Inc.                                       96,525        3,766,406
                                        New York Community Bancorp, Inc.                           356,003        5,881,170
                                        PMI Group, Inc.                                            134,550        5,525,968
                                        Radian Group, Inc.                                         124,750        7,309,102
                                        Washington Federal, Inc.                                   130,727        3,005,414
                                        Webster Financial Corp.                                     80,875        3,793,038
                                                                          Thrifts & Mortgage Finance Total       37,592,468
                                                                                          FINANCIALS TOTAL      305,528,245
HEALTH CARE - 11.6%

      BIOTECHNOLOGY - 2.3%
                                        Affymetrix, Inc. (a)                                       100,400        4,794,100


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      BIOTECHNOLOGY - (CONTINUED)
                                        Cephalon, Inc. (a)                                          87,275        5,650,183
                                        Charles River Laboratories International, Inc. (a)         108,750        4,607,738
                                        Invitrogen Corp. (a)                                        79,450        5,294,548
                                        Martek Biosciences Corp. (a)                                47,700        1,173,897
                                        Millennium Pharmaceuticals, Inc. (a)                       466,575        4,525,778
                                        Protein Design Labs, Inc. (a)                              169,600        4,820,032
                                        Techne Corp. (a)                                            58,400        3,279,160
                                        Vertex Pharmaceuticals, Inc. (a)                           148,975        4,122,138
                                                                                       Biotechnology Total       38,267,574

      HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
                                        Advanced Medical Optics, Inc. (a)                          100,300        4,192,540
                                        Beckman Coulter, Inc.                                       93,400        5,314,460
                                        Cytyc Corp. (a)                                            171,250        4,834,387
                                        Dentsply International, Inc.                               118,175        6,344,816
                                        Edwards Lifesciences Corp. (a)                              89,750        3,734,497
                                        Gen-Probe, Inc. (a)                                         76,400        3,727,556
                                        Hillenbrand Industries, Inc.                                91,800        4,535,838
                                        INAMED Corp. (a)                                            54,600        4,787,328
                                        Intuitive Surgical, Inc. (a)                                53,300        6,250,491
                                        STERIS Corp.                                               102,725        2,570,180
                                        Varian Medical Systems, Inc. (a)                           197,700        9,952,218
                                        Varian, Inc. (a)                                            46,750        1,860,183
                                                                    Health Care Equipment & Supplies Total       58,104,494

      HEALTH CARE PROVIDERS & SERVICES - 3.7%
                                        Apria Healthcare Group, Inc. (a)                            74,450        1,794,990
                                        Community Health Systems, Inc. (a)                         133,050        5,101,137
                                        Covance, Inc. (a)                                           94,050        4,566,127
                                        Health Net, Inc. (a)                                       172,125        8,873,044
                                        Henry Schein, Inc. (a)                                     131,050        5,719,022
                                        LifePoint Hospitals, Inc. (a)                               85,800        3,217,500
                                        Lincare Holdings, Inc. (a)                                 146,100        6,123,051
                                        Omnicare, Inc.                                             179,425       10,266,698
                                        Renal Care Group, Inc. (a)                                 102,700        4,858,737
                                        Triad Hospitals, Inc. (a)                                  129,475        5,079,304
                                        UnitedHealth Group, Inc. (c)                                     1               31
                                        Universal Health Services, Inc., Class B                    82,000        3,832,680
                                        VCA Antech, Inc. (a)                                       124,200        3,502,440
                                                                    Health Care Providers & Services Total       62,934,761


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

      PHARMACEUTICALS - 2.1%
                                        Barr Pharmaceuticals, Inc. (a)                             161,730       10,074,162
                                        IVAX Corp. (a)                                             329,131       10,311,674
                                        Par Pharmaceutical Companies, Inc. (a)                      51,475        1,613,226
                                        Perrigo Co.                                                124,925        1,862,632
                                        Sepracor, Inc. (a)                                         159,425        8,226,330
                                        Valeant Pharmaceuticals International                      139,275        2,518,092
                                                                                     Pharmaceuticals Total       34,606,116
                                                                                         HEALTH CARE TOTAL      193,912,945

INDUSTRIALS - 13.1%

      AEROSPACE & DEFENSE - 0.9%
                                        Alliant Techsystems, Inc. (a)                               55,075        4,195,062
                                        Precision Castparts Corp.                                  199,700       10,346,457
                                        Sequa Corp., Class A (a)                                     9,675          668,059
                                                                                 Aerospace & Defense Total       15,209,578

      AIR FREIGHT & LOGISTICS - 1.2%
                                        C.H. Robinson Worldwide, Inc.                              256,850        9,511,156
                                        Expeditors International of Washington, Inc.               160,250       10,818,477
                                                                             Air Freight & Logistics Total       20,329,633

      AIRLINES - 0.5%
                                        AirTran Holdings, Inc. (a)                                 131,950        2,115,159
                                        Alaska Air Group, Inc. (a)                                  50,050        1,787,786
                                        JetBlue Airways Corp. (a)                                  226,781        3,487,884
                                                                                            Airlines Total        7,390,829

      COMMERCIAL SERVICES & SUPPLIES - 3.7%
                                        Adesa, Inc.                                                134,575        3,286,322
                                        Banta Corp.                                                 36,075        1,796,535
                                        Brink's Co.                                                 88,275        4,229,255
                                        ChoicePoint, Inc. (a)                                      134,802        6,000,037
                                        Copart, Inc. (a)                                           104,675        2,413,806
                                        Corporate Executive Board Co.                               59,400        5,328,180
                                        Deluxe Corp.                                                76,200        2,296,668
                                        Dun & Bradstreet Corp. (a)                                  99,825        6,684,282
                                        Herman Miller, Inc.                                        103,825        2,926,827
                                        HNI Corp.                                                   82,325        4,522,112
                                        Kelly Services, Inc., Class A                               29,100          763,002
                                        Korn/Ferry International (a)                                63,325        1,183,544
                                        Manpower, Inc.                                             131,275        6,104,287


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      COMMERCIAL SERVICES & SUPPLIES - (CONTINUED)

                                        Mine Safety Appliances Co.                                  39,600        1,433,916
                                        Navigant Consulting, Inc. (a)                               75,900        1,668,282
                                        Republic Services, Inc.                                    183,425        6,887,609
                                        Rollins, Inc.                                               44,118          869,566
                                        Stericycle, Inc. (a)                                        66,275        3,902,272
                                                                      Commercial Services & Supplies Total       62,296,502

      CONSTRUCTION & ENGINEERING - 0.6%
                                        Granite Construction                                        49,475        1,776,647
                                        Jacobs Engineering Group, Inc. (a)                          87,450        5,935,231
                                        Quanta Services, Inc. (a)                                  177,375        2,336,029
                                                                          Construction & Engineering Total       10,047,907

      ELECTRICAL EQUIPMENT - 0.7%
                                        AMETEK, Inc.                                               105,450        4,485,843
                                        Hubbell, Inc., Class B                                      91,225        4,116,072
                                        Thomas & Betts Corp. (a)                                    79,600        3,340,016
                                                                                Electrical Equipment Total       11,941,931

      INDUSTRIAL CONGLOMERATES - 0.4%
                                        Carlisle Companies, Inc.                                    45,800        3,167,070
                                        Teleflex, Inc.                                              60,850        3,954,033
                                                                            Industrial Conglomerates Total        7,121,103

      MACHINERY - 3.0%
                                        AGCO Corp. (a)                                             136,075        2,254,763
                                        Crane Co.                                                   75,000        2,645,250
                                        Donaldson Co., Inc.                                        102,600        3,262,680
                                        Federal Signal Corp.                                        72,325        1,085,598
                                        Flowserve Corp. (a)                                         83,125        3,288,425
                                        Graco, Inc.                                                102,987        3,756,966
                                        Harsco Corp.                                                62,750        4,236,252
                                        Joy Global, Inc.                                           182,600        7,304,000
                                        Kennametal, Inc.                                            57,950        2,957,768
                                        Nordson Corp.                                               49,125        1,990,054
                                        Pentair, Inc.                                              152,075        5,249,629
                                        SPX Corp.                                                   98,925        4,527,797
                                        Tecumseh Products Co., Class A                              27,750          635,753
                                        Timken Co.                                                 125,100        4,005,702
                                        Trinity Industries, Inc.                                    65,500        2,886,585
                                                                                           Machinery Total       50,087,222

      MARINE - 0.2%
                                        Alexander & Baldwin, Inc.                                   66,000        3,579,840
                                                                                              Marine Total        3,579,840


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

      ROAD & RAIL - 0.9%
                                        CNF, Inc.                                                   78,450        4,384,570
                                        J.B. Hunt Transport Services, Inc.                         185,950        4,209,908
                                        Swift Transportation Co., Inc. (a)                          78,825        1,600,148
                                        Werner Enterprises, Inc.                                    77,543        1,527,597
                                        YRC Worldwide, Inc. (a)                                     87,300        3,894,453
                                                                                         Road & Rail Total       15,616,676

      TRADING COMPANIES &
      DISTRIBUTORS - 1.0%
                                        Fastenal Co.                                               186,200        7,297,178
                                        GATX Corp.                                                  76,075        2,744,786
                                        MSC Industrial Direct Co.                                   81,100        3,261,842
                                        United Rentals, Inc. (a)                                   100,650        2,354,203
                                                                    Trading Companies & Distributors Total       15,658,009
                                                                                         INDUSTRIALS TOTAL      219,279,230

INFORMATION TECHNOLOGY - 15.4%

      COMMUNICATIONS EQUIPMENT - 1.8%
                                        3Com Corp. (a)(b)                                          581,600        2,093,760
                                        ADTRAN, Inc.                                               101,775        3,026,788
                                        Avocent Corp. (a)                                           73,550        1,999,825
                                        CommScope, Inc. (a)                                         82,675        1,664,248
                                        Dycom Industries, Inc. (a)                                  60,350        1,327,700
                                        F5 Networks, Inc. (a)                                       59,200        3,385,648
                                        Harris Corp.                                               201,050        8,647,160
                                        Plantronics, Inc.                                           71,225        2,015,667
                                        Polycom, Inc. (a)                                          141,400        2,163,420
                                        Powerwave Technologies, Inc. (a)                           166,225        2,089,448
                                        UTStarcom, Inc. (a)                                        158,025        1,273,682
                                                                            Communications Equipment Total       29,687,346

      COMPUTERS & PERIPHERALS - 1.8%
                                        Diebold, Inc.                                              104,225        3,960,550
                                        Imation Corp.                                               51,575        2,376,060
                                        McDATA Corp. (a)                                           229,975          873,905
                                        SanDisk Corp. (a)                                          276,700       17,382,294
                                        Western Digital Corp. (a)                                  324,200        6,033,362
                                                                             Computers & Peripherals Total       30,626,171

      ELECTRONIC EQUIPMENT &
      INSTRUMENTS - 2.1%
                                        Amphenol Corp., Class A                                    133,600        5,913,136
                                        Arrow Electronics, Inc. (a)                                179,675        5,754,990
                                        Avnet, Inc. (a)                                            219,350        5,251,239


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

      ELECTRONIC EQUIPMENT & INSTRUMENTS - (CONTINUED)

                                        CDW Corp.                                                   94,325        5,430,290
                                        KEMET Corp. (a)                                            130,325          921,398
                                        National Instruments Corp.                                  83,262        2,668,547
                                        Newport Corp. (a)                                           60,025          812,739
                                        Plexus Corp. (a)                                            65,475        1,488,901
                                        Tech Data Corp. (a)                                         84,850        3,366,848
                                        Vishay Intertechnology, Inc. (a)                           276,775        3,808,424
                                                                  Electronic Equipment & Instruments Total       35,416,512

      IT SERVICES - 3.4%
                                        Acxiom Corp.                                               113,875        2,619,125
                                        Alliance Data Systems Corp. (a)                            103,025        3,667,690
                                        Anteon International Corp. (a)                              49,200        2,674,020
                                        BISYS Group,  Inc. (a)                                     181,550        2,543,515
                                        Ceridian Corp. (a)                                         218,325        5,425,376
                                        Certegy, Inc.                                               93,425        3,789,318
                                        CheckFree Corp. (a)                                        136,250        6,253,875
                                        Cognizant Technology Solutions Corp., Class A (a)          207,725       10,458,954
                                        CSG Systems International, Inc. (a)                         73,025        1,629,918
                                        DST Systems, Inc. (a)                                       94,700        5,673,477
                                        Gartner, Inc. (a)                                           87,025        1,122,623
                                        Ingram Micro, Inc., Class A (a)                            174,200        3,471,806
                                        MoneyGram International, Inc.                              127,975        3,337,588
                                        MPS Group, Inc. (a)                                        152,025        2,078,182
                                        SRA International, Inc., Class A (a)                        55,900        1,707,186
                                                                                         IT Services Total       56,452,653

      OFFICE ELECTRONICS - 0.3%
                                        Zebra Technologies Corp., Class A (a)                      105,775        4,532,459
                                                                                  Office Electronics Total        4,532,459

      SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT - 3.4%
                                        Atmel Corp. (a)                                            639,150        1,974,974
                                        Cabot Microelectronics Corp. (a)                            36,475        1,069,812
                                        Credence Systems Corp. (a)                                 149,425        1,039,998
                                        Cree Research, Inc. (a)                                    114,075        2,879,253
                                        Cypress Semiconductor Corp. (a)                            203,475        2,899,519
                                        Fairchild Semiconductor International, Inc. (a)            180,550        3,053,100
                                        Integrated Device Technology, Inc. (a)                     300,092        3,955,213
                                        International Rectifier Corp. (a)                          106,375        3,393,362
                                        Intersil Corp., Class A                                    232,200        5,777,136


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

      SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT - (CONTINUED)

                                        Lam Research Corp. (a)                                     204,375        7,292,100
                                        Lattice Semiconductor Corp. (a)                            170,775          737,748
                                        MEMC Electronic Materials, Inc. (a)                        248,200        5,502,594
                                        Micrel, Inc. (a)                                            98,050        1,137,380
                                        Microchip Technology, Inc.                                 315,950       10,157,792
                                        RF Micro Devices, Inc. (a)                                 284,100        1,536,981
                                        Semtech Corp. (a)                                          109,500        1,999,470
                                        Silicon Laboratories, Inc. (a)                              67,375        2,469,967
                                        TriQuint Semiconductor, Inc. (a)                           210,450          936,503
                                                            Semiconductors & Semiconductor Equipment Total       57,812,902

      SOFTWARE - 2.6%
                                        Activision, Inc. (a)                                       411,321        5,651,551
                                        Advent Software, Inc. (a)                                   24,225          700,345
                                        Cadence Design Systems, Inc. (a)                           426,375        7,214,265
                                        Fair Isaac Corp.                                            98,300        4,341,911
                                        Jack Henry & Associates, Inc.                              112,425        2,145,069
                                        Macrovision Corp. (a)                                       76,500        1,279,845
                                        McAfee, Inc. (a)                                           252,175        6,841,508
                                        Mentor Graphics Corp. (a)                                  118,975        1,230,202
                                        Reynolds & Reynolds Co., Class A                            76,900        2,158,583
                                        RSA Security, Inc. (a)                                     106,625        1,197,399
                                        Sybase, Inc. (a)                                           136,975        2,994,273
                                        Synopsys, Inc. (a)                                         216,925        4,351,515
                                        Transaction Systems Architects, Inc., Class A (a)           55,900        1,609,361
                                        Wind River Systems, Inc. (a)                               112,325        1,659,040
                                                                                            Software Total       43,374,867
                                                                              INFORMATION TECHNOLOGY TOTAL      257,902,910

MATERIALS - 4.2%

      CHEMICALS - 2.8%
                                        Airgas, Inc.                                               100,675        3,312,208
                                        Albemarle Corp.                                             57,425        2,202,249
                                        Cabot Corp.                                                 93,225        3,337,455
                                        Chemtura Corp.                                             360,600        4,579,620
                                        Cytec Industries, Inc.                                      59,575        2,837,557
                                        Ferro Corp.                                                 63,025        1,182,349
                                        FMC Corp. (a)                                               57,050        3,033,349
                                        Lubrizol Corp.                                             102,200        4,438,546


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

      CHEMICALS - (CONTINUED)

                                        Lyondell Chemical Co.                                      308,075        7,338,346
                                        Minerals Technologies, Inc.                                 30,200        1,687,878
                                        Olin Corp.                                                 107,825        2,121,996
                                        RPM International, Inc.                                    177,000        3,074,490
                                        Scotts Miracle-Gro Co., Class A                             67,850        3,069,534
                                        Sensient Technologies Corp.                                 70,700        1,265,530
                                        Valspar Corp.                                              152,150        3,753,540
                                                                                           Chemicals Total       47,234,647

      CONSTRUCTION MATERIALS - 0.3%
                                        Martin Marietta Materials, Inc.                             69,675        5,345,466
                                                                              Construction Materials Total        5,345,466

      CONTAINERS & PACKAGING - 0.5%
                                        Longview Fibre Co.                                          76,750        1,597,168
                                        Packaging Corp. of America                                  94,275        2,163,611
                                        Sonoco Products Co.                                        149,000        4,380,600
                                                                              Containers & Packaging Total        8,141,379

      METALS & MINING - 0.3%
                                        Steel Dynamics, Inc.                                        57,700        2,048,927
                                        Worthington Industries, Inc.                               107,400        2,063,154
                                                                                     Metals & Mining Total        4,112,081

      PAPER & FOREST PRODUCTS - 0.3%
                                        Bowater, Inc.                                               84,100        2,583,552
                                        Glatfelter                                                  66,200          939,378
                                        Potlatch Corp.                                              43,850        2,235,473
                                                                             Paper & Forest Products Total        5,758,403
                                                                                           MATERIALS TOTAL       70,591,976

TELECOMMUNICATION SERVICES - 0.4%

      DIVERSIFIED TELECOMMUNICATION
      SERVICES - 0.1%
                                        Cincinnati Bell, Inc. (a)(b)                               369,975        1,298,612
                                                              Diversified Telecommunication Services Total        1,298,612

      WIRELESS TELECOMMUNICATION
      SERVICES - 0.3%
                                        Telephone & Data Systems, Inc.                             154,241        5,557,303
                                                                 Wireless Telecommunication Services Total        5,557,303
                                                                          TELECOMMUNICATION SERVICES TOTAL        6,855,915

UTILITIES - 7.3%

      ELECTRIC UTILITIES - 2.2%
                                        DPL, Inc.                                                  191,625        4,984,166
                                        Duquesne Light Holdings, Inc.                              117,150        1,911,888
                                        Great Plains Energy, Inc.                                  112,275        3,139,209


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)

      ELECTRIC UTILITIES - (CONTINUED)

                                        Hawaiian Electric Industries, Inc.                         121,700        3,152,030
                                        IDACORP, Inc.                                               63,600        1,863,480
                                        Northeast Utilities Co.                                    225,575        4,441,572
                                        Pepco Holdings, Inc.                                       284,250        6,358,672
                                        Puget Energy, Inc.                                         173,525        3,543,381
                                        Sierra Pacific Resources (a)                               275,700        3,595,128
                                        Westar Energy, Inc.                                        130,325        2,801,988
                                                                                  Electric Utilities Total       35,791,514

      GAS UTILITIES - 1.8%
                                        AGL Resources, Inc.                                        116,725        4,063,197
                                        Equitable Resources, Inc.                                  181,700        6,666,573
                                        National Fuel Gas Co.                                      126,975        3,960,350
                                        ONEOK, Inc.                                                146,700        3,906,621
                                        Questar Corp.                                              128,150        9,700,955
                                        WGL Holdings, Inc.                                          73,225        2,201,144
                                                                                       Gas Utilities Total       30,498,840

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
                                        Black Hills Corp.                                           49,800        1,723,578
                                                        Independent Power Producers & Energy Traders Total        1,723,578

      MULTI - UTILITIES - 2.9%
                                        Alliant Energy Corp.                                       175,575        4,923,123
                                        Aquila, Inc. (a)                                           561,175        2,020,230
                                        Energy East Corp.                                          222,025        5,062,170
                                        MDU Resources Group, Inc.                                  180,137        5,897,685
                                        NSTAR                                                      160,500        4,606,350
                                        OGE Energy Corp.                                           136,150        3,647,459
                                        PNM Resources, Inc.                                        103,350        2,531,042
                                        Scana Corp.                                                172,075        6,776,314
                                        Vectren Corp.                                              114,400        3,107,104
                                        Wisconsin Energy Corp.                                     175,825        6,867,724
                                        WPS Resources Corp.                                         60,075        3,322,748
                                                                                   Multi - Utilities Total       48,761,949


________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund



                                                                                                    SHARES        VALUE ($)
COMMON STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)

      WATER UTILITIES - 0.3%
                                        Aqua America, Inc.                                         193,375        5,279,128
                                                                                     Water Utilities Total        5,279,128
                                                                                           UTILITIES TOTAL      122,055,009
                                        TOTAL COMMON STOCKS
                                        (COST OF $1,187,691,865)                                              1,640,324,840

                                                                                                   PAR ($)

SHORT-TERM OBLIGATIONS - 1.4%

                                        Repurchase agreement with State
                                          Street Bank & Trust Co., dated
                                          12/30/05, due 01/03/06 at
                                          4.080%, collateralized by a
                                          U.S. Government Agency
                                          Obligation maturing 02/15/07,
                                          market value of $23,404,850
                                          (repurchase proceeds
                                          $22,955,402)                                          22,945,000       22,945,000

                                        TOTAL SHORT-TERM OBLIGATIONS
                                        (COST OF $22,945,000)                                                    22,945,000

                                        TOTAL INVESTMENTS - 99.2%
                                        (COST OF $1,210,636,865)(D)(E)                                        1,663,269,840

                                        OTHER ASSETS & LIABILITIES, NET - 0.8%                                   12,968,806

                                        NET ASSETS - 100.0%                                                   1,676,238,646


NOTES TO INVESTMENT PORTFOLIO:

*     Security Valuation:

      Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

      Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

      Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

      Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

(a)   Non-income producing security.

(b) The security or a portion of the security pledged as collateral for open futures contracts. At December 31, 2005, the total market value of securities pledged amounted to $13,609,503.

(c)   Rounds to less than 1 share.

(d)   Cost for federal income tax purposes is $1,210,636,865.

(e) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

________________________________________________________________________________

December 31, 2005 (Unaudited)                        Columbia Mid Cap Index Fund

       UNREALIZED         UNREALIZED         NET UNREALIZED
      APPRECIATION       DEPRECIATION         APPRECIATION
      ------------       ------------        --------------
      $527,400,309      ($74,887,827)         $452,512,482

At December 31, 2005, the Fund held the following open long futures contracts:



                                                                               Expiration     Unrealized
TYPE                      CONTRACTS        VALUE       AGGREGATE FACE VALUE       DATE       DEPRECIATION
----------------------------------------------------------------------------------------------------------
S & P Midcap 400 Index       95         $35,422,493        $35,302,000          Mar-2005      ($120,493)


      ACRONYM       NAME
      -------       ----
      REIT          Real Estate Investment Trust

INVESTMENT PORTFOLIO____________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)         VALUE ($)*
MUNICIPAL BONDS - 99.5%

ALABAMA - 1.1%

        AL BIRMINGHAM INDUSTRIAL DEVELOPMENT
                                       BOARD
                                                  Solid Waste Disposal Revenue,
                                                    American Cast Iron Pipe Co.,
                                                      Series 2000, AMT,
                                                        LOC: SouthTrust Bank N.A.

                                                      3.620% 05/01/25(a)                          5,000,000        5,000,000

          AL BIRMINGHAM MEDICAL CLINIC BOARD
                                                  Medical Advancement Foundation,
                                                    Series 2000 A,
                                                      LOC: Columbus Bank & Trust

                                                      3.920% 09/01/30(a)                         21,105,000       21,105,000

           AL BIRMINGHAM PRIVATE EDUCATIONAL
                          BUILDING AUTHORITY
                                                  The Altamont School,
                                                    Series 1998,
                                                      LOC: AmSouth Bank of Alabama

                                                      3.560% 04/01/13(a)                          2,815,000        2,815,000

            AL BIRMINGHAM PUBLIC EDUCATIONAL
                          BUILDING AUTHORITY
                                                  CHF-UAB II,
                                                    Series 2005 A,
                                                      LOC: Regions Bank

                                                      3.510% 07/01/37(a)                          6,000,000        6,000,000

                       AL BOARD OF EDUCATION
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      LIQ FAC: JPMorgan Chase Bank

                                                      3.550% 11/01/12(a)                          1,995,000        1,995,000

     AL DAPHNE YMCA PUBLIC PARK & RECREATION
                                       BOARD
                                                  YMCA of Mobile,
                                                    Series 2002,
                                                      LOC: Regions Bank

                                                      3.560% 10/01/22(a)                          2,900,000        2,900,000

            AL DOTHAN HOUSTON COUNTY AIRPORT
                                   AUTHORITY
                                                  PEMCO Aviation Group, Inc.,
                                                    Series 2002, AMT,
                                                      LOC: SouthTrust Bank

                                                      3.670% 10/01/17(a)                          1,070,000        1,070,000

     AL GENEVA COUNTY INDUSTRIAL DEVELOPMENT
                                       BOARD
                                                  Brooks AG Co., Inc.,
                                                    Series 2002, AMT,
                                                      LOC: Regions Bank

                                                      3.630% 03/01/14(a)                          2,995,000        2,995,000

        AL HUNTSVILLE INDUSTRIAL DEVELOPMENT
                                       BOARD
                                                  Brown Precision, Inc.,
                                                    Series 2001, AMT,
                                                      LOC: First Commercial Bank

                                                      3.610% 12/01/19(a)                          3,500,000        3,500,000

          AL HUNTSVILLE SOLID WASTE DISPOSAL
                                   AUTHORITY


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ALABAMA - (CONTINUED)
                                                  Series 2003, AMT,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.000% 10/01/12(a)(c)                       3,450,000        3,450,000

                         AL JEFFERSON COUNTY
                                                  YMCA of Birmingham,
                                                    Series 2005,
                                                      LOC: AmSouth Bank

                                                      3.580% 09/01/25(a)                          5,000,000        5,000,000

        AL SCOTTSBORO INDUSTRIAL DEVELOPMENT
                                       BOARD
                                                  Hisan, Inc,
                                                    Series 2005, AMT,
                                                      LOC: AmSouth Bank

                                                      3.610% 05/01/27(a)                          3,150,000        3,150,000

   AL STEVENSON INDUSTRIAL DEVELOPMENT BOARD
                                                  Smurfit-Stone Container,
                                                    Series 1996, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.630% 01/01/31(a)                         15,700,000       15,700,000

                                                                                              ALABAMA TOTAL       74,680,000

ALASKA - 0.8%

                    AK HOUSING FINANCE CORP.
                                                  Series 2002 A, AMT,
                                                    Insured: FSA,
                                                      SPA: Dexia Credit Local

                                                      3.600% 12/01/36(a)                          7,000,000        7,000,000
                                                  Series 2005,
                                                    Insured: FGIC

                                                      3.550% 12/01/34(a)                          4,980,000        4,980,000

           AK MUNICIPAL BOARD BANK AUTHORITY
                                                  Series 2004,
                                                    Insured: MBIA:

                                                      3.550% 02/15/12(a)                          5,310,000        5,310,000

                                                      3.550% 01/01/24(a)                          5,780,000        5,780,000

                      AK NORTH SLOPE BOROUGH
                                                  Series 2000 A,
                                                    Insured: MBIA,
                                                      SPA: Dexia Credit Local France

                                                      3.570% 06/30/10(a)                         10,900,000       10,900,000

                                   AK VALDEZ
                                                  Marine Terminal Revenue,
                                                    BP Pipeline, Inc.,
                                                      Series 2003 B,

                                                      3.780% 07/01/37(a)                         17,130,000       17,130,000

                                                                                               ALASKA TOTAL       51,100,000

ARIZONA - 0.6%

        AZ COCONINO COUNTY POLLUTION CONTROL
                                       CORP.
                                                  Arizona Public Services Co.,
                                                    Series 1994, AMT,
                                                      LOC: KBC Bank N.V.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ARIZONA - (CONTINUED)
                                                      3.750% 10/01/29(a)                          3,600,000        3,600,000

               AZ MARICOPA COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Series  2003 A, AMT,
                                                    LOC: Wells Fargo Bank N.A.

                                                      3.630% 12/01/39(a)                          1,000,000        1,000,000
                                                  Series 2004,

                                                      3.540% 12/01/31(a)                          1,770,000        1,770,000
                                                  Series 2005, AMT,
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.300% 01/01/36(a)(c)                       7,555,000        7,555,000

        AZ MARICOPA COUNTY POLLUTION CONTROL
                                       CORP.
                                                  Series 2005 R-407,
                                                    Insured: FGIC,
                                                      LOC: Citibank N.A.

                                                      3.560% 08/01/40(a)                          4,300,000        4,300,000

           AZ PHOENIX INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Phoenix Broadway Associates,
                                                    Series 2003 A, AMT,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.630% 06/01/31(a)                          5,015,000        5,015,000
                                                  Series 2005 MT-156,
                                                    LIQ FAC: Landesbank Hessen-Thuringen

                                                      3.600% 08/01/08(a)                         10,740,000       10,740,000
                                                  Spring Air Mattress Co,
                                                    Series 1999, AMT,
                                                      LOC: Bank One N.A.

                                                      3.710% 04/01/19(a)                          1,370,000        1,370,000

       AZ PIMA COUNTY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Series 2004,
                                                    LOC: Branch Banking & Trust

                                                      3.550% 04/01/38(a)                          6,000,000        6,000,000

                                                                                              ARIZONA TOTAL       41,350,000

ARKANSAS - 0.2%

    AR LOWELL INDUSTRIAL DEVELOPMENT REVENUE
                                                  Little Rock Newspapers, Inc.,
                                                    Series 1996, AMT,
                                                      LOC: Bank of New York

                                                      3.650% 06/01/31(a)                          6,500,000        6,500,000

          AR SHERIDAN INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Centria Project,
                                                    Series 2000 A, AMT,
                                                      LOC: PNC Bank

                                                      3.650% 08/01/20(a)                          2,600,000        2,600,000
                                                  H. Robertson Co. Project,
                                                    Series 1998 B, AMT,
                                                      LOC: Sheridan Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ARKANSAS - (CONTINUED)
                                                      3.600% 08/01/16(a)                          1,000,000        1,000,000

                                                                                             ARKANSAS TOTAL       10,100,000

CALIFORNIA - 3.7%

     CA ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 2005,
                                                    Insured: MBIA,
                                                      SPA: ABN AMRO Bank N.V.

                                                      3.530% 06/01/13(a)                          9,995,000        9,995,000

                        CA ECONOMIC RECOVERY
                                                  Series 2004 C-6,
                                                    LOC: Citibank N.A.

                                                      3.750% 07/01/23(a)                         11,890,000       11,890,000

                   CA HOUSING FINANCE AGENCY

                                                  Series 2000 C, AMT,
                                                      3.800% 02/01/33(a)                         40,000,000       40,000,000
                                                  Series 2003 K, AMT,

                                                      3.600% 08/01/34(a)                         19,435,000       19,435,000
                                                  Series 2005 III D, AMT,
                                                    SPA: DEPFA Bank PLC

                                                      3.800% 08/01/38(a)                         57,335,000       57,335,000

     CA LOS ANGELES COUNTY HOUSING AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Series 2002 PT-639, AMT,
                                                      LIQ FAC: FHLMC

                                                      3.590% 10/01/31(a)                         68,785,000       68,785,000

           CA METROPOLITAN WATER DISTRICT OF
                         SOUTHERN CALIFORNIA
                                                  Series 2001 C-1,
                                                    LOC: Lloyds TSB Bank PLC

                                                      3.750% 07/01/36(a)                         24,460,000       24,460,000

        CA SOUTHERN HOME FINANCING AUTHORITY

                                                  Series 2004 B, AMT,
                                                      3.530% 02/01/34                            20,075,000       20,075,000

                                                                                           CALIFORNIA TOTAL      251,975,000

COLORADO - 3.0%

                           CO BOULDER COUNTY
                                                  Boulder Medical Center, Inc.,
                                                    Series 1998, AMT,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.680% 01/01/17(a)                          1,320,000        1,320,000

     CO DENVER CITY & COUNTY AIRPORT REVENUE
                                                  Series 2004 B, AMT,
                                                    Insured: AMBAC,

                                                      3.520% 11/15/24(a)                         15,000,000       15,000,000
                                                  Series 2005 1023,
                                                    Insured: XLCA,
                                                      LIQ FAC: JPMorgan Chase Bank

                                                      3.550% 05/15/13(a)                          5,995,000        5,995,000
                                                  Series 2005 C-1,
                                                    Insured: CIFG,
                                                      SPA: Morgan Stanley


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

COLORADO - (CONTINUED)

                                                      3.600% 11/15/25(a)                         43,800,000       43,800,000
                                                  Series 2005, AMT,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.590% 11/15/09(a)                          4,160,000        4,160,000

    CO DENVER CITY & COUNTY SPECIAL FACILITY
                           APARTMENT REVENUE
                                                  Series 1999 A, AMT,

                                                      5.250% 01/01/06                             1,545,000        1,545,000

      CO DOUGLAS COUNTY MULTI-FAMILY REVENUE
                                     HOUSING
                                                  Lincoln Pointe Loft Projects,
                                                    Series 2003, AMT,
                                                      LOC: US Bank N.A.

                                                      3.800% 02/01/37(a)                          9,585,000        9,585,000

        CO EDUCATIONAL & CULTURAL FACILITIES
                                   AUTHORITY
                                                  EOP Charlotte JW LLC,
                                                    Series 2005 A,
                                                      LOC: Sovereign Bank FSB,
                                                        LOC: KBC Bank N.V.

                                                      3.550% 09/01/35(a)                         10,000,000       10,000,000

              CO HEALTH FACILITIES AUTHORITY
                                                  Colorado West Regional Mental Health Center,
                                                    Series 2005,
                                                      LOC: JPMorgan Chase Bank

                                                      3.540% 03/01/30(a)                          7,655,000        7,655,000
                                                  Crossroads at Delta Alf,
                                                    Series 2004 A,
                                                      LOC: US Bank N.A.

                                                      3.600% 11/01/28(a)                          2,800,000        2,800,000

              CO HOUSING & FINANCE AUTHORITY
                                                  Series 2002 A-1, AMT,
                                                    SPA: FHLMC

                                                      3.600% 10/01/22(a)                          9,090,000        9,090,000
                                                  Series 2002 C-3, AMT,
                                                    SPA: Lloyds TSB Bank PLC

                                                      3.600% 05/01/22(a)                         15,685,000       15,685,000
                                                  Series 2002 I-C2, AMT,
                                                    SPA: FHLMC

                                                      3.600% 10/01/32(a)                         19,000,000       19,000,000
                                                  Series 2002, AMT,
                                                    SPA: FHLMC

                                                      3.600% 11/01/21(a)                          2,005,000        2,005,000
                                                  Series 2003 B-3, AMT,
                                                    SPA: JPMorgan Chase Bank

                                                      3.600% 11/01/26(a)                         17,000,000       17,000,000
                                                  Series 2004 I-A, AMT,
                                                    SPA: FHLMC

                                                      3.600% 04/01/45(a)                         10,785,000       10,785,000
                                                  Series 2005 I-A-4, AMT,

                                                      2.550% 03/29/06                            11,300,000       11,300,000

                            CO MOFFAT COUNTY
                                                  Pollution Control Revenue,
                                                    National Rural Utility Cooperative Finance Corp.,
                                                      Series 1984,
                                                        Insured: AMBAC


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

COLORADO - (CONTINUED)
                                                      3.400% 07/01/10(a)                         10,900,000       10,900,000

     CO PITKIN COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Aspen Skiing Co.,
                                                    Series 1994 B, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.750% 04/01/14(a)                          1,000,000        1,000,000

                     CO SCA TAX EXEMPT TRUST
                                                  Series 2005 PT-2522,
                                                    Insured: FSA,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.560% 01/01/30(a)                          6,150,000        6,150,000

                                                                                             COLORADO TOTAL      204,775,000

CONNECTICUT - 0.1%

                CT HOUSING FINANCE AUTHORITY
                                                  Series 2005, AMT,

                                                      3.560% 11/15/09(a)                          6,770,000        6,770,000

                                                                                          CONNECTICUT TOTAL        6,770,000

DELAWARE - 0.2%

           DE ECONOMIC DEVELOPMENT AUTHORITY
                                                  Industrial Development Revenue,
                                                    Series 1998, AMT,
                                                      LOC: PNC Bank Delaware

                                                      3.650% 09/01/18(a)                          1,500,000        1,500,000

                        DE NEW CASTLE COUNTY
                                                  Fairfield English VLG LLC,
                                                    Series 2005, AMT,
                                                      Insured: FNMA

                                                      3.600% 09/15/38(a)                          8,500,000        8,500,000
                                                  Flight Safety International, Inc.,
                                                    Series 2002, AMT,

                                                      3.550% 12/01/32(a)                          5,185,000        5,185,000

                                                                                             DELAWARE TOTAL       15,185,000

DISTRICT OF COLUMBIA - 1.9%

         DC COLUMBIA ENTERPRISE ZONE REVENUE
                                                  House on F Street Project,
                                                    Series 2001, AMT,
                                                      LOC: Bank of New York

                                                      3.600% 05/01/15(a)                          7,500,000        7,500,000
                                                  Series 2004, AMT,
                                                    LOC: Bank of Scotland,

                                                      3.610% 12/01/29(a)                          5,000,000        5,000,000

                   DC HOUSING FINANCE AGENCY
                                                  Multi-Family Housing Revenue,
                                                    Series 1995 A, AMT,

                                                      3.650% 08/01/25(a)                          5,000,000        5,000,000

    DC METROPOLITAN AIRPORT AUTHORITY SYSTEM
                                                  Series 2004, AMT,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.590% 10/01/12(a)                          2,750,000        2,750,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

DISTRICT OF COLUMBIA - (CONTINUED)

         DC METROPOLITAN AREA TRANSPORTATION
                                   AUTHORITY
                                                  Series 2003,
                                                    Insured: MBIA

                                                      3.560% 01/01/10(a)(c)                       8,360,000        8,360,000

            DC METROPOLITAN COLUMBIA AIRPORT
                            AUTHORITY SYSTEM
                                                  Series 2004, AMT,
                                                    Insured: MBIA,
                                                      SPA: Dexia Credit Local

                                                      3.450% 10/01/21(a)                         78,170,000       78,170,000

         DC METROPOLITAN WASHINGTON AIRPORTS
                                   AUTHORITY
                                                  Airport System Revenue,
                                                    Series 2005 1017, AMT,
                                                      Insured: FGIC,
                                                        LIQ FAC: JPMorgan Chase Bank

                                                      3.580% 10/01/11(a)                          4,795,000        4,795,000

                                  DC REVENUE
                                                  National Association of Realtors,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 12/01/23(a)                          7,500,000        7,500,000

                                    DC STATE
                                                  Series 2003 D-2,
                                                    Insured: FSA,
                                                      SPA: DEPFA Bank PLC

                                                      3.550% 06/01/26(a)                          9,600,000        9,600,000

                                                                                 DISTRICT OF COLUMBIA TOTAL      128,675,000

FLORIDA - 3.1%

                       FL BOARD OF EDUCATION
                                                  Series 2003,
                                                    Insured: MBIA,

                                                      3.540% 01/01/12(a)                          7,630,000        7,630,000

           FL BREVARD COUNTY HOUSING FINANCE
                                   AUTHORITY
                                                  Series 2005 MT-112, AMT,
                                                    SPA: Merrill Lynch Capital Services,
                                                      GTY AGMT: IXIS Municipal Products, Inc.

                                                      3.600% 11/01/14(a)                         13,780,000       13,780,000
                                                  Series 2005 PT-2815,
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.600% 11/01/14(a)                          9,900,000        9,900,000

   FL BROWARD COUNTY PORT FACILITIES REVENUE
                                                  Series 1998, AMT,
                                                    Insured: AMBAC

                                                      3.450% 09/01/27(a)                         28,500,000       28,500,000

      FL COLLIER HEALTH FACILITIES AUTHORITY
                                                  Cleveland Clinic Health,
                                                    Series 2003 C-1,
                                                      LOC: JPMorgan Chase Bank

                                                      3.600% 09/01/29(a)                          4,635,000        4,635,000

             FL FORT WALTON BEACH INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Burton Golf, Inc.,
                                                    Series 1996, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)         VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

FLORIDA - (CONTINUED)
                                                      LOC: Columbus Bank & Trust

                                                      3.850% 10/01/11(a)                          1,080,000        1,080,000

      FL HILLSBOROUGH COUNTY HOUSING FINANCE
                                   AUTHORITY
                                                  Multi-Family Revenue,
                                                    Series 2005 R-366, AMT,
                                                      Insured: FNMA,
                                                        LOC: Citibank N.A.

                                                      3.590% 07/01/22(a)                          3,380,000        3,380,000

           FL HOUSING FINANCE AGENCY REVENUE
                                                  Multi-Family Housing Revenue,
                                                    Lakes of Northdale Project,
                                                      Series 1984 D,
                                                        LOC: SouthTrust Bank of Alabama

                                                      3.550% 05/15/12(a)                          7,545,000        7,545,000

                    FL HOUSING FINANCE CORP.
                                                  Hunters Run Partners II, Ltd.,
                                                    Series 2003 G, AMT,
                                                      Insured: FSA

                                                      3.530% 06/15/36(a)                          6,925,000        6,925,000
                                                  Mango Grove LLC,
                                                    Series 2005 A, AMT,
                                                      LOC: Citibank N.A.

                                                      3.440% 09/15/37(a)                          8,400,000        8,400,000
                                                  Tuscany Lakes Ltd,
                                                    Series 2002 1, AMT,
                                                      Insured: FNMA

                                                      3.590% 11/15/35(a)                          3,500,000        3,500,000

            FL JACKSONVILLE AVIATION REVENUE
                                                  Series 2005, AMT,
                                                    Insured: FGIC,
                                                      LOC: Wachovia Bank N.A.

                                                      3.380% 10/01/24(a)                         15,500,000       15,500,000

       FL LAKE COUNTY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Senniger Irrigation, Inc.,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 11/01/24(a)                          5,225,000        5,225,000

        FL LEE COUNTY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  North Fort Myers Utilities,
                                                    Series 2003 A, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 06/01/22(a)                          5,000,000        5,000,000

    FL MANATEE COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Gammerler LLC,
                                                    Series 2005, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.650% 10/01/35(a)                          4,750,000        4,750,000

                        FL MIAMI DADE COUNTY

                                                      3.250% 01/19/06                             3,000,000        3,000,000
                                                  Series 2005 MT-177,
                                                    Insured: XLCA,
                                                      LIQ FAC: Merrill Lynch Capital Services


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

FLORIDA - (CONTINUED)

                                                      3.330% 10/01/13(a)(c)                      14,805,000       14,805,000

            FL ORANGE COUNTY HOUSING FINANCE
                                   AUTHORITY
                                                  Northbridge at Millenia,
                                                    Series 2003, AMT,
                                                      LOC: SouthTrust Bank N.A.

                                                      3.530% 09/15/36(a)                          2,000,000        2,000,000

          FL PINELLAS COUNTY HOUSING FINANCE
                                   AUTHORITY
                                                  Alta Largo LLC,
                                                    Series 2004, AMT,
                                                      LOC: AmSouth Bank

                                                      3.590% 06/01/42(a)                          8,400,000        8,400,000
                                                  Eurobake LP,
                                                    Series 2005, AMT,
                                                      LOC: AmSouth Bank

                                                      3.600% 03/01/26(a)                          5,500,000        5,500,000
                                                  Series 2005, AMT,

                                                      3.600% 05/01/14(a)                         23,555,000       23,555,000

              FL ST. JOHNS COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Rulon Co.,
                                                    Series 2004, AMT,
                                                      LOC: Coastal Bank of Georgia

                                                      3.660% 11/01/34(a)                          7,000,000        7,000,000

    FL SUNSHINE STATE GOVERNMENTAL FINANCING
                                  COMMISSION

                                                      3.220% 02/02/06                             7,500,000        7,500,000

         ROARING FORK MUNICIPAL PRODUCTS LLC
                                                  Series 2004 A, AMT,
                                                    Insured: MBIA,
                                                      SPA: Bank of New York

                                                      3.660% 10/01/15(a)                         12,480,000       12,480,000

                                                                                              FLORIDA TOTAL      209,990,000

GEORGIA - 5.1%

                     GA ATHENS CLARKE COUNTY
                                                      3.300% 03/01/06                             2,000,000        2,000,000

                  GA ATLANTA AIRPORT REVENUE
                                                  Series 2001, AMT,
                                                    Insured: FGIC,

                                                      3.590% 01/01/08(a)                         12,960,000       12,960,000
                                                  Series 2003, AMT,
                                                    Insured: FGIC:

                                                      3.590% 01/01/14(a)                          5,390,000        5,390,000

                                                      3.590% 11/01/14(a)                         10,000,000       10,000,000
                                                  Series 2004 C14, AMT,
                                                    Insured: FSA,
                                                      SPA: Wachovia Bank N.A.

                                                      3.590% 01/01/18(a)                          4,220,000        4,220,000
                                                  Series 2004, AMT,
                                                    Insured: FGIC

                                                      3.590% 01/01/14(a)                          4,470,000        4,470,000
                                                  Series 2005, AMT,
                                                    Insured: FGIC


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

GEORGIA - (CONTINUED)
                                                      3.590% 01/01/17(a)                         12,155,000       12,155,000

        GA ATLANTA URBAN RESIDENTIAL FINANCE
                                   AUTHORITY
                                                  Multi-Family Revenue:
                                                    Collegetown Harris Project,
                                                      Series 2003 I, AMT,

                                                      3.600% 10/15/36(a)                          5,650,000        5,650,000
                                                    Housing Market District Project,
                                                      Series 2004 A, AMT,
                                                        LOC: Wachovia Bank N.A.

                                                      3.570% 11/01/34(a)                          9,600,000        9,600,000
                                                    M Street Apartments Project,
                                                      Series 2003, AMT,
                                                        LOC: Regions Bank

                                                      3.580% 03/01/38(a)                         14,000,000       14,000,000
                                                    Park District Atlantic Project,
                                                      Series 2002 A, AMT,
                                                        LOC: SouthTrust Bank

                                                      3.630% 12/01/37(a)                         25,100,000       25,100,000
                                                  Northside Plaza Group LP,
                                                    Series 2002, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.570% 11/01/27(a)                          3,800,000        3,800,000
                                                  Series 2005, AMT:
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.300% 12/01/43(a)(c)                      11,995,000       11,995,000
                                                    SPA: Merrill Lynch Capital Services

                                                      3.300% 12/01/30(a)(c)                       5,035,000        5,035,000

      GA BARTOW COUNTY DEVELOPMENT AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Series 2002, AMT,
                                                      LOC: PNC Bank N.A.

                                                      3.630% 02/01/35(a)                          5,000,000        5,000,000

     GA CARROLL COUNTY DEVELOPMENT AUTHORITY
                                                  Industrial Revenue,
                                                    Royal Metal Products Project,
                                                      Series 2004, AMT,
                                                        LOC: SunTrust Bank

                                                      3.600% 06/01/24(a)                          5,940,000        5,940,000

       GA CARTERSVILLE DEVELOPMENT AUTHORITY
                                                  Gerdau Ameristeel UC, Inc.,
                                                    Series 1988, AMT,
                                                      LOC: Bank of America N.A.

                                                      3.700% 12/01/18(a)                          2,000,000        2,000,000

     GA CLAYTON COUNTY DEVELOPMENT AUTHORITY
                                                  Delta Airlines, Inc.,
                                                    Series 2000 C, AMT,
                                                      LOC: General Electric Capital Corp.

                                                      3.630% 05/01/35(a)                         10,000,000       10,000,000
                                                  Wilson Holdings, Inc.,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.650% 11/01/13(a)                          3,440,000        3,440,000

            GA COBB COUNTY HOUSING AUTHORITY
                                                  Multi-Family Revenue,
                                                    Woodchase Village Apartments Project,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

GEORGIA - (CONTINUED)
                                                      Series 2003, AMT,
                                                        LOC: Regions Bank

                                                      3.630% 03/15/36(a)                          3,900,000        3,900,000
                                                  Series 2005,
                                                    SPA: Merrill Lynch Capital Services

                                                      3.300% 01/01/49(a)(c)                      10,290,000       10,290,000

    GA COLUMBIA COUNTY DEVELOPMENT AUTHORITY
                                                  Multi-Family Revenue,
                                                    Westwood Club Apartment Project,
                                                      Series 2002, AMT,
                                                        LOC: KeyBank N.A.

                                                      3.540% 11/15/35(a)                          9,215,000        9,215,000

              GA COLUMBUS HOSPITAL AUTHORITY
                                                  St. Francis Hospital, Inc.,
                                                    Series 2000 A,
                                                      LOC: Columbus Bank & Trust

                                                      3.550% 01/01/31(a)                         11,450,000       11,450,000

                            GA COWETA COUNTY
                                                  Residential Care Facilities for The Elderly Authority Revenue,
                                                    Wesley Woods of Newnan,
                                                      LOC: Branch Banking & Trust

                                                      3.550% 10/01/36(a)                         22,600,000       22,600,000

          GA DEKALB COUNTY HOUSING AUTHORITY
                                                  Multi-Family Revenue,
                                                    Stone Mill Run Apartments Project,
                                                      Series 1995 A, AMT,
                                                        LOC: First Tennessee Bank N.A.

                                                      3.600% 08/01/27(a)                          7,475,000        7,475,000

      GA DOOLY COUNTY INDUSTRIAL DEVELOPMENT
                           AUTHORITY REVENUE
                                                  Hambug Enterprises Project,
                                                    Series 2003, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 12/01/17(a)                          3,240,000        3,240,000

     GA DOUGLAS COUNTY DEVELOPMENT AUTHORITY
                                                  Colonial Hills School Property Project,
                                                    Series 2004,
                                                      LOC: Branch Banking & Trust

                                                      3.550% 06/01/24(a)                          3,000,000        3,000,000

             GA EAST POINT HOUSING AUTHORITY
                        MULTI-FAMILY REVENUE
                                                  Village Highlands Apartments Project,
                                                    Series 2004, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 07/01/37(a)                          8,000,000        8,000,000

      GA FRANKLIN COUNTY INDUSTRIAL BUILDING
                           AUTHORITY REVENUE
                                                  Bosal Industries Georgia, Inc. Project,
                                                    Series 1995,
                                                      LOC: Standard Federal Bank

                                                      3.550% 08/01/10(a)                          4,620,000        4,620,000

      GA FULTON COUNTY DEVELOPMENT AUTHORITY
                                     REVENUE
                                                  Leggett & Platt, Inc. Project,
                                                    Series 1992 A, AMT,
                                                      LOC: Wachovia Bank of Georgia


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

GEORGIA - (CONTINUED)
                                                      3.750% 06/01/27(a)                          3,900,000        3,900,000

      GA FULTON COUNTY DEVELOPMENT AUTHORITY
                                                  Industrial Laser Solutions LLC,
                                                    Series 2003, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.630% 05/01/18(a)                          3,000,000        3,000,000
                                                  OBH, Inc.,
                                                    Series 1999 B, AMT:

                                                      3.550% 12/01/18(a)                         34,770,000       34,770,000

                                                      3.550% 12/01/28(a)                          9,350,000        9,350,000

                  GA GAINESVILLE HALL COUNTY
                                                  Fieldale Farms Corp.,
                                                    Series 2002, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.570% 08/01/27(a)                          1,500,000        1,500,000

    GA GWINNETT COUNTY DEVELOPMENT AUTHORITY
                                                  Certificates of Participation,
                                                    Series 2004,
                                                      Insured: MBIA

                                                      3.560% 01/01/21(a)                          6,660,000        6,660,000

     GA HOUSTON COUNTY DEVELOPMENT AUTHORITY
                                                  Perdue Farms, Inc.,
                                                    Series 2005, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 01/01/18(a)                          6,000,000        6,000,000

   GA KENNESAW DEVELOPMENT AUTHORITY HOUSING
                                                  Walton Ridenour Apartments Project,
                                                    Series 2004, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 04/01/37(a)                          5,000,000        5,000,000

       GA METROPOLITAN ATLANTA RAPID TRANSIT
                                   AUTHORITY
                                                  Georgia Sales Tax Revenue,
                                                    Series 2005 A,
                                                      Insured: FGIC,
                                                        LOC: Citibank N.A.

                                                      3.560% 07/01/13(a)                          6,280,000        6,280,000

                          GA PORTS AUTHORITY
                                                  Series 2003, AMT,
                                                    LOC: SunTrust Bank

                                                      3.600% 10/01/23(a)                          2,400,000        2,400,000

          GA PRIVATE COLLEGES & UNIVERSITIES
                                   AUTHORITY
                                                  Mercer University Project,
                                                    Series 2003,
                                                      LOC: Branch Banking & Trust

                                                      3.600% 10/01/32(a)                          7,205,000        7,205,000

    GA STEPHENS COUNTY DEVELOPMENT AUTHORITY
                                                  Series 2005, AMT,
                                                    LOC: Provident Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

GEORGIA - (CONTINUED)

                                                      3.650% 02/01/20(a)                          2,920,000        2,920,000

          GA THOMASVILLE PAYROLL DEVELOPMENT
                                   AUTHORITY
                                                  Scruggs Co. Project,
                                                    Series 2000,
                                                      LOC: First Union National Bank

                                                      3.670% 08/01/10(a)                            475,000          475,000

      GA TOOMBS COUNTY DEVELOPMENT AUTHORITY
              INDUSTRIAL DEVELOPMENT REVENUE
                                                  Series 2005, AMT,
                                                    LOC: National City Bank

                                                      3.650% 08/01/30(a)                          6,800,000        6,800,000

       GA UNION COUNTY DEVELOPMENT AUTHORITY
                                                  Applewood Doors & Windows,
                                                    Series 2005, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 12/01/22(a)                          3,585,000        3,585,000

      GA URBAN RESIDENTIAL FINANCE AUTHORITY
                                                  Lindbergh City Center Apartment,
                                                    Series 2004,
                                                      LOC: Regions Bank

                                                      3.580% 11/01/44(a)                          7,500,000        7,500,000

      GA WAYNE COUNTY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Absorption Corp.,
                                                    Series 2004, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 09/01/19(a)                          4,700,000        4,700,000

                                                                                              GEORGIA TOTAL      348,590,000

HAWAII - 0.4%

     HI ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 2004,
                                                    Insured: MBIA,

                                                      3.560% 07/01/12(a)                         12,000,000       12,000,000

                  HI AIRPORTS SYSTEM REVENUE
                                                  Series 2004, AMT,

                                                      3.590% 01/01/10(a)                          2,675,000        2,675,000

                HI APARTMENTS SYSTEM REVENUE
                                                  Series 2004, AMT,
                                                    Insured: FGIC,

                                                      3.590% 01/01/10(a)                          1,690,000        1,690,000

                   HI HONOLULU CITY & COUNTY
                                                  Multi-Family Revenue,
                                                    Series 2005 PT-3151,
                                                      Insured: GNMA,
                                                        SPA: Merrill Lynch Capital Services

                                                      3.590% 06/20/35(a)                          4,175,000        4,175,000

                                    HI STATE
                                                  Series 2004,
                                                    Insured: MBIA


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

HAWAII - (CONTINUED)
                                                      3.560% 10/01/24(a)                          3,980,000        3,980,000

                                                                                               HAWAII TOTAL       24,520,000

IDAHO - 1.4%

       ID EAGLE INDUSTRIAL DEVELOPMENT CORP.
                                                  Rose Cottage LLC,
                                                    Series 2001, AMT,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.730% 09/01/21(a)                          4,160,000        4,160,000

            ID HOUSING & FINANCE ASSOCIATION
                                                  Series 2002 A-38, AMT,
                                                    LOC: Wachovia Bank N.A.

                                                      3.590% 07/01/32(a)                          4,100,000        4,100,000
                                                  Series 2002 D, AMT,
                                                    SPA: Bayerische Landesbank

                                                      3.600% 07/01/33(a)                         13,485,000       13,485,000
                                                  Single Family Mortgage Revenue:
                                                    Series 2003 C, AMT,
                                                      SPA: Bayerische Landesbank

                                                      3.600% 07/01/34(a)                          9,945,000        9,945,000
                                                    Series 2004 C, AMT,
                                                      LIQ FAC: Lloyds TSB Bank PLC

                                                      3.600% 01/01/36(a)                         15,000,000       15,000,000
                                                    Series 2004 D,
                                                      LIQ FAC: Lloyds TSB Bank PLC

                                                      3.600% 01/01/36(a)                         18,900,000       18,900,000
                                                    Series 2005 B, AMT,
                                                      LOC: Lloyds TSB Bank PLC,
                                                        GTY AGMT: Transamerica Occid Life Insurance, Inc.

                                                      2.830% 07/01/36(a)                         10,000,000       10,000,000
                                                    Series 2005 D, AMT,
                                                      SPA: Lloyds TSB Bank PLC

                                                      3.600% 01/01/37(a)                          8,900,000        8,900,000
                                                    Series 2005 E,
                                                      LOC: Lloyds TSB Bank PLC

                                                      3.600% 01/01/37(a)                          9,450,000        9,450,000

      ID POWER COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  FMC Corp.,
                                                    Series 2001, AMT,
                                                      LOC: Wachovia Bank N.A,

                                                      3.570% 04/01/14(a)                          2,000,000        2,000,000

                                                                                                IDAHO TOTAL       95,940,000

ILLINOIS - 4.6%

   IL ADDISON INDUSTRIAL DEVELOPMENT REVENUE
                                                  Series 1996, AMT,
                                                    LOC: LaSalle Bank N.A.

                                                      3.650% 07/01/21(a)                          1,795,000        1,795,000

          IL BOONE MCHENRY & DEKALB COUNTIES
      COMMUNITY UNIT SCHOOL DISTRICT NO. 100
                                                  Series 2005 PZ-50,
                                                    Insured: MBIA,
                                                      LIQ FAC: Merrill Lynch Capital Services


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)

                                                      3.590% 12/01/23(a)                          2,735,000        2,735,000

      IL CAROL STREAM INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Series 1999, AMT,
                                                    LOC: Northern Trust Co.

                                                      3.700% 04/01/24(a)                            830,000          830,000

          IL CHICAGO ENTERPRISE ZONE REVENUE
                                                  Gas Plus, Inc.,
                                                    Series 2002, AMT,
                                                      LOC: Northern Trust Co.

                                                      3.850% 11/01/22(a)                          1,450,000        1,450,000
                                                  Series 2002 A, AMT,
                                                    LOC: LaSalle National Bank

                                                      3.650% 12/01/32(a)                          6,850,000        6,850,000

               IL CHICAGO HEIGHTS INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Series 1998 A, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.670% 12/01/18(a)                          1,140,000        1,140,000

   IL CHICAGO INDUSTRIAL DEVELOPMENT REVENUE
                                                  Bullen Midwest Inc.,
                                                    Series 1997, AMT,

                                                      3.630% 11/01/17(a)                          1,040,000        1,040,000
                                                  Eli's Chicago's Finest Inc.,
                                                    Series 1996, AMT,
                                                      LOC: LaSalle Bank

                                                      3.560% 11/01/26(a)                          1,300,000        1,300,000
                                                  Flying Food Fare Midway,
                                                    Series 1999, AMT,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.600% 12/01/28(a)                          5,100,000        5,100,000

           IL CHICAGO MIDWAY AIRPORT REVENUE
                                                  Series 1998 A, AMT,
                                                    Insured: MBIA,

                                                      3.750% 01/01/29(a)                         15,295,000       15,295,000
                                                  Series 1998 B, AMT,
                                                    Insured: MBIA,

                                                      3.750% 01/01/29(a)                          7,650,000        7,650,000

     IL CHICAGO MULTI-FAMILY HOUSING REVENUE
                                                  Concordia Place Apartments LP,
                                                    Series 2003, AMT,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.590% 07/01/34(a)                         13,790,000       13,790,000
                                                  North Larabee LP,
                                                    Series 2001 B,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.530% 04/01/09(a)                          2,150,000        2,150,000
                                                  North Larrabee LP,
                                                    Series 2001 A, AMT,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.530% 04/01/36(a)                          1,470,000        1,470,000
                                                  Renaissance Saint Luke LP,
                                                    Series 2004 A, AMT,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.530% 01/01/39(a)                          3,780,000        3,780,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)

     IL CHICAGO O'HARE INTERNATIONAL AIRPORT
                                     REVENUE

                                                      2.850% 01/18/06                             1,500,000        1,500,000
                                                  Series 2003, AMT,
                                                    Insured: FSA:

                                                      3.590% 07/01/11(a)                          5,500,000        5,500,000

                                                      3.600% 01/01/22(a)                          5,200,000        5,200,000
                                                  Series 2003,AMT,
                                                    Insured: MBIA

                                                      3.590% 07/01/08(a)                          3,145,000        3,145,000
                                                  Series 2003,
                                                    Insured: FSA

                                                      3.590% 07/01/11(a)                          9,995,000        9,995,000
                                                  Series 2004, AMT,
                                                    Insured: AMBAC

                                                      3.590% 11/08/08(a)                         12,105,000       12,105,000
                                                  Series 2004,
                                                    Insured: MBIA

                                                      3.590% 01/01/17(a)                          4,000,000        4,000,000

    IL CHICAGO SOLID WASTE DISPOSAL FACILITY
                                     REVENUE
                                                  Groot Industries, Inc.,
                                                    Series 1995, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.680% 12/01/15(a)                          1,100,000        1,100,000

          IL CHICAGO WASTEWATER TRANSMISSION
                                     REVENUE
                                                  Series 2004,
                                                    Insured: MBIA

                                                      3.590% 01/01/22(a)                          2,010,000        2,010,000

                                  IL CHICAGO
                                                  Equipment Notes,
                                                    Series 1997,
                                                      LOC: Harris Trust & Savings Bank

                                                      2.350% 01/01/06(a)                          3,000,000        3,000,000

                      IL CITY OF BLOOMINGTON
                                                  Series 2005, AMT,
                                                    SPA: Merrill Lynch Capital Services

                                                      3.300% 01/01/44(a)(c)                       4,395,000        4,395,000

                              IL COOK COUNTY
                                                  Series 2003,
                                                    Insured: MBIA,

                                                      3.560% 11/15/21(a)                          2,805,000        2,805,000

            IL DEVELOPMENT FINANCE AUTHORITY
              INDUSTRIAL DEVELOPMENT REVENUE
                                                  Campagna-Turano Bakery,
                                                    Series 2000, AMT,
                                                      LOC: American National Bank & Trust

                                                      3.680% 08/01/25(a)                          1,400,000        1,400,000
                                                  Clingan Steel, Inc.,
                                                    Series 2003, AMT,
                                                      LOC: LaSalle National Bank

                                                      3.760% 12/01/23(a)                          3,950,000        3,950,000
                                                  Feltes Sand & Grave Co.,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)
                                                    Series 2003, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.560% 12/01/18(a)                          3,640,000        3,640,000
                                                  Forty Foot High Realty LLC,
                                                    Series 2002, AMT,
                                                      LOC: National City Bank

                                                      3.650% 12/01/27(a)                          4,310,000        4,310,000
                                                  HSU Properties LLC,
                                                    Series 2003, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 08/01/33(a)                          1,015,000        1,015,000
                                                  Knead Dough Banking Co.,
                                                    Series 2000, AMT,
                                                      LOC: Bank One N.A.

                                                      3.680% 09/01/25(a)                          1,150,000        1,150,000
                                                  Rainbow Graphics, Inc.,
                                                    Series 2003, AMT,
                                                      Bank One N.A.

                                                      3.860% 08/01/23(a)                          2,340,000        2,340,000
                                                  Royal Continental Box,
                                                    Series 1995 B, AMT,
                                                      LOC: LaSalle National Bank

                                                      3.560% 04/01/10(a)                          1,550,000        1,550,000
                                                  Ruebenson Real Estate LLC,
                                                    Series 1999 A,
                                                        LOC: National City Bank N.A.

                                                      3.650% 06/01/24(a)                          4,005,000        4,005,000
                                                  Series 1990 A, AMT,
                                                    LOC: Bank One Kentucky N.A.
                                                      3.590% 01/01/10(a)                          3,100,000        3,100,000

                                                  Unique Building Corp.,
                                                    Series 1989, AMT,
                                                      LOC: American National Bank & Trust Co.,
                                                      3.730% 05/01/19(a)                          2,800,000        2,800,000

                                                  WM Plastics Project,
                                                    Series 2001, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.560% 08/01/26(a)                          4,100,000        4,100,000

            IL DEVELOPMENT FINANCE AUTHORITY
                                                  Affordable Housing Revenue,
                                                    Lake Towers Associates II LP,
                                                      Series 1997, AMT,
                                                        LOC: Bank One N.A.

                                                      3.630% 04/15/37(a)                          2,500,000        2,500,000
                                                  Groot Industries, Inc.,
                                                    Series 2003,
                                                      LOC: Bank One N.A.

                                                      3.680% 12/01/23(a)                          5,130,000        5,130,000
                                                  Jewish Council Youth Service,
                                                    Series 2003,
                                                      LOC: Harris Trust Bank

                                                      3.480% 09/01/28(a)                          1,100,000        1,100,000
                                                  Lifesource Project,
                                                    Series 2000,
                                                      LOC: PNC Bank N.A.

                                                      3.530% 06/01/20(a)                          6,000,000        6,000,000
                                                  Multi-Family Revenue,
                                                    West Chicago Senior Apartment,
                                                      Series 2003, AMT,
                                                        LOC: Citibank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)

                                                      3.620% 02/01/38(a)                          6,700,000        6,700,000
                                                  Sexton Energy,
                                                    Series 2003, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.590% 10/01/23(a)                          7,500,000        7,500,000

         IL EDUCATIONAL FACILITIES AUTHORITY
                                     REVENUE
                                                  Chaplin Hall Center Children Project,
                                                    Series 2003,

                                                      3.580% 07/01/24(a)                          3,045,000        3,045,000

     IL ELGIN INDUSTRIAL DEVELOPMENT REVENUE
                                                  Nelson Graphic, Inc. Project,
                                                    Series 2000, AMT,

                                                      3.560% 05/01/20(a)                          2,270,000        2,270,000

          IL ELMHURST INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  John Sakash Co. Project,
                                                    Series 2000, AMT,
                                                      LOC: Citibank N.A.

                                                      3.560% 02/01/25(a)                          1,900,000        1,900,000

             IL FINANCE AUTHORITY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Merug LLC,
                                                    Series 2004 A,
                                                      LOC: JPMorgan Chase Bank

                                                      3.680% 12/01/18(a)                          2,435,000        2,435,000
                                                  Pollman North America,
                                                    Series 2005, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.580% 12/15/35(a)                          5,000,000        5,000,000
                                                  Series 2005, AMT,
                                                    LOC: National City Bank

                                                      3.650% 11/01/18(a)                          1,295,000        1,295,000

                        IL FINANCE AUTHORITY
                                                  Multi-Family Revenue,
                                                    Waterton Vistas II LLC,
                                                      Series 2004, AMT,
                                                        Insured: FNMA

                                                      3.600% 10/15/34(a)                          8,500,000        8,500,000

                                 IL FREEPORT
                                                  Multi-Family Revenue,
                                                    Series 2005, AMT,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.300% 01/01/44(a)(c)                       3,995,000        3,995,000

    IL GURNEE INDUSTRIAL DEVELOPMENT REVENUE
                                                  Kenall Manufacturing Co.,
                                                    Series 1998,
                                                      3.530% 03/01/18(a)                            810,000          810,000
                                                  Little Lady Foods, Inc.,
                                                    Series 2002, AMT,
                                                      LOC: LaSalle Bank

                                                      3.560% 12/01/22(a)                          5,630,000        5,630,000

              IL HEALTH FACILITIES AUTHORITY
                                                  University of Chicago Hospital,
                                                    Series 1994 C,
                                                      Insured: MBIA,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)
                                                        LOC: JPMorgan Chase Bank

                                                      3.750% 08/15/26(a)                         15,640,000       15,640,000

            IL HOUSING DEVELOPMENT AUTHORITY
                                                  Multi-Family Revenue:
                                                    Mattoon Towers Associates II,
                                                      Series 2004, AMT,
                                                        LOC: First National Bank

                                                      3.580% 01/01/34(a)                          3,325,000        3,325,000
                                                    Pontiac Tower Associates III,
                                                      Series 2005, AMT,
                                                        LOC: Harris N.A.

                                                      3.590% 09/01/35(a)                          4,500,000        4,500,000
                                                    Precor Investments-2004-LXXI LP,
                                                      Series 2004 A,
                                                        LOC: LaSalle Bank N.A.

                                                      3.560% 12/01/39(a)                          2,200,000        2,200,000
                                                    Spring Creek Associates,
                                                      Series 2004, AMT,
                                                        LOC: LaSalle Bank N.A.

                                                      3.590% 04/01/34(a)                          6,300,000        6,300,000

           IL INDUSTRIAL DEVELOPMENT REVENUE
                                                  Enterprise Center X Project,
                                                    Series 1992, AMT,
                                                      Insured: LaSalle National Bank

                                                      3.560% 06/01/22(a)                          4,300,000        4,300,000

      IL LOMBARD VILLAGE INDUSTRIAL PROJECTS
                                                  B&H Partnership Project,
                                                    Series 1995,
                                                      LOC: LaSalle Bank N.A.

                                                      3.910% 10/01/13(a)                          1,500,000        1,500,000

        IL MCLEAN & WOODFORD COUNTIES SCHOOL
                            DISTRICT NO. 005
                                                  Series 2003,
                                                    Insured: FSA

                                                      3.550% 12/01/09(a)                          9,780,000        9,780,000

           IL METROPOLITAN PIER & EXPOSITION
               AUTHORITY DEDICATED STATE TAX
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.590% 05/22/24(a)                          8,065,000        8,065,000

         IL NEW LENOX INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Panduit Corp.,
                                                    Series 1990, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.520% 07/01/15(a)                          4,500,000        4,500,000

       IL ORLAND PARK INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Panduit Corp.,
                                                    Series 1996, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.520% 04/01/31(a)                          2,000,000        2,000,000

         IL PALOS HILLS MULTI-FAMILY HOUSING
                                     REVENUE
                                                  Green Oaks Project,
                                                    Series 1998, AMT,

                                                      3.560% 08/01/29(a)                          3,670,000        3,670,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - (CONTINUED)

   IL SAVANNA INDUSTRIAL DEVELOPMENT REVENUE
                                                  Metform Corp. Project,
                                                    Series 1994 B, AMT,
                                                      LOC: Bank One N.A.

                                                      3.630% 06/01/09(a)                          1,700,000        1,700,000

    IL SKOKIE INDUSTRIAL DEVELOPMENT REVENUE
                                                  Series 2003, AMT,
                                                    LOC: LaSalle Bank N.A.

                                                      3.650% 12/01/33(a)                          2,400,000        2,400,000

       IL TINLEY PARK INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  8300 West 185th Street LLC,
                                                    Series 1997 A, AMT,
                                                      LOC: American National Bank & Trust

                                                      3.750% 09/01/17(a)                          1,940,000        1,940,000

               IL UNIVERSITY CERTIFICATES OF
                               PARTICIPATION
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.550% 03/01/11(a)                          5,265,000        5,265,000

           IL UPPER RIVER VALLEY DEVELOPMENT
    AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE
                                                  Clover Properties LLC Project,
                                                    Series 2000, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.560% 07/01/20(a)                          2,275,000        2,275,000

      IL URBANA MULTI-FAMILY HOUSING REVENUE
                                                  Prarie Green II Apartment Project,
                                                    Series 2000, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.560% 06/01/29(a)                          1,375,000        1,375,000

    IL WILL COUNTY COMMUNITY SCHOOL DISTRICT
                         NO. 161 SUMMIT HILL
                                                  Series PT-2862,
                                                    Insured: FGIC,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.550% 01/01/25(a)                         14,945,000       14,945,000

                                                                                             ILLINOIS TOTAL      313,980,000

INDIANA - 4.2%

        IN ALLEN COUNTY MULTI-FAMILY HOUSING
                               REDEVELOPMENT
                                                  Woodland Crest Hill Project,
                                                    Series 1999, AMT,

                                                      3.760% 08/01/17(a)                          2,800,000        2,800,000

         IN BLOOMINGTON MULTI-FAMILY REVENUE
                                                  Willow Manor Apartments Project,
                                                    Series 2002, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 11/01/32(a)                          2,765,000        2,765,000

                                IN BOND BANK
                                                  Series 2005 A,

                                                      3.250% 01/26/06                            24,850,000       24,849,540


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDIANA - (CONTINUED)

        IN BURNS HARBOR ECONOMIC DEVELOPMENT
                                     REVENUE
                                                  Dennen Steel Corp.,
                                                    Series 2003, AMT,
                                                      LOC: Standard Federal Bank

                                                      3.560% 12/01/23(a)                          1,630,000        1,630,000

      IN CRAWFORDSVILLE ECONOMIC DEVELOPMENT
                                     REVENUE
                                                  Precision Plastics of Indiana,
                                                    Series 1992, AMT,
                                                      LOC: Northern Trust Co.

                                                      3.650% 06/01/07(a)                            200,000          200,000

            IN DEVELOPMENT FINANCE AUTHORITY
                                                  Economic Development Revenue,
                                                    Berry Holdings Co. LLC,
                                                      Series 1999, AMT,
                                                        LOC: Bank One N.A.

                                                      3.880% 01/01/09(a)                            600,000          600,000
                                                  Environmental Revenue,
                                                    Republic Services Inc.,
                                                      Series 2001, AMT,
                                                        LOC: SunTrust Bank

                                                      3.820% 09/01/31(a)                          6,000,000        6,000,000

     IN ELKHART ECONOMIC DEVELOPMENT REVENUE
                                                  Crossroads Apartments LLC,
                                                    Series 1998 A, AMT,
                                                      LOC: FHLB
                                                      3.730% 04/01/28(a)                            825,000          825,000
                                                  Vahala Foam Enterprises Project,
                                                    Series 2002, AMT,
                                                      LOC: Bank One N.A.

                                                      3.760% 09/01/17(a)                          1,500,000        1,500,000

   IN ELKHART INDUSTRIAL DEVELOPMENT REVENUE
                                                  Kibbe Properties LLC,
                                                    Series 2002, AMT,
                                                      LOC: National City Bank of Indiana

                                                      3.650% 06/01/27(a)                          2,075,000        2,075,000

          IN EVANSVILLE ECONOMIC DEVELOPMENT
                                     REVENUE
                                                  B & M Plastics, Inc. Project,
                                                    Series 2002, AMT,
                                                      LOC: Fifth Third Bank N.A.

                                                      3.650% 12/01/17(a)                          1,660,000        1,660,000

                        IN FINANCE AUTHORITY
                                                  Psi Energy, Inc.,
                                                    Series 2005 B, AMT,
                                                      LOC: Calyon Bank
                                                      3.540% 10/01/40(a)                         10,500,000       10,500,000
                                                  Series 2005, AMT,
                                                    LOC: National City Bank

                                                      3.650% 10/01/12(a)                          4,000,000        4,000,000

     IN GARRETT ECONOMIC DEVELOPMENT REVENUE
                                                  Series 2005, AMT,
                                                    LOC: National City Bank

                                                      3.650% 01/01/21(a)                          5,700,000        5,700,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDIANA - (CONTINUED)

          IN GIBSON COUNTY POLLUTION CONTROL
                                     REVENUE
                                                  Toyota Motor Manufacturing Project:
                                                    Series 1997, AMT,

                                                      3.590% 10/01/27(a)                          5,000,000        5,000,000
                                                    Series 1999, AMT,

                                                      3.590% 01/01/29(a)                          7,000,000        7,000,000
                                                    Series 2000 A, AMT:

                                                      3.590% 01/01/28(a)                         10,000,000       10,000,000

                                                      3.590% 01/01/30(a)                          6,000,000        6,000,000
                                                    Series 2001 B, AMT,

                                                      3.590% 09/01/31(a)                          5,000,000        5,000,000

         IN GREENCASTLE ECONOMIC DEVELOPMENT
                                     REVENUE
                                                  Crown Equipment Corp. Project,
                                                    Series 1996, AMT,
                                                      LOC: Key Bank N.A.

                                                      3.600% 02/01/11(a)                          2,000,000        2,000,000
                                                  Round Barn Manor Project,
                                                    Series 2003 A, AMT,

                                                      3.560% 01/01/28(a)                          3,182,000        3,182,000

       IN HARTFORD CITY ECONOMIC DEVELOPMENT
                                                  Series 2001, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 10/01/16(a)                          1,865,000        1,865,000

      IN HEALTH FACILITY FINANCING AUTHORITY
                                                  Cardinal Center, Inc. Project,
                                                    Series 1996 A,
                                                      LOC: Key Bank N.A.

                                                      3.590% 12/01/16(a)                            550,000          550,000

          IN HOUSING & COMMUNITY DEVELOPMENT
                                   AUTHORITY
                                                  Series 2005 C-3,
                                                    LOC: DEPFA Bank PLC

                                                      3.350% 07/01/36(a)                         30,500,000       30,500,000

                IN HOUSING FINANCE AUTHORITY
                                                  Multi-Family Revenue,
                                                    Series 1997 M-A, AMT,
                                                      LOC: FHLB

                                                      3.610% 01/01/29(a)                          8,310,000        8,310,000

           IN INDIANAPOLIS AIRPORT AUTHORITY

                                                      3.250% 02/22/06                             8,500,000        8,500,000

    IN INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT
                                   BOND BANK
                                                  Series 2004, AMT,
                                                    Insured: MBIA

                                                      3.590% 01/01/17(a)                          4,585,000        4,585,000
                                                  Series 2005 H,
                                                    LOC: DEPFA Bank PLC

                                                      3.520% 01/01/37(a)                          7,000,000        7,000,000
                                                  Series 2006 B,

                                                      4.500% 07/06/06                            24,325,000       24,474,842


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDIANA - (CONTINUED)

        IN INDIANAPOLIS MULTI-FAMILY REVENUE
                                                  Nora Commons LP,
                                                    Series 2004 A, AMT,
                                                      LOC: ABN AMRO Bank N.V.

                                                      3.560% 12/01/39(a)                          7,000,000        7,000,000
                                                  Washington POointe LP,
                                                    Series 2005, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.580% 08/15/40(a)                          2,750,000        2,750,000

      IN JEFFERSONVILLE ECONOMIC DEVELOPMENT
                                     REVENUE
                                                  Series 2001, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 08/01/21(a)                          2,665,000        2,665,000
                                                  Series 2003, AMT,
                                                    LOC: National City Bank of Kentucky

                                                      3.650% 04/01/23(a)                          5,195,000        5,195,000

    IN LAGRANGE ECONOMIC DEVELOPMENT REVENUE
                                                  LA Investments LLC,
                                                    Series 1999, AMT,
                                                      LOC: Bank One Indiana N.A.

                                                      3.680% 08/01/13(a)                          1,000,000        1,000,000

               IN ST. JOSEPH COUNTY ECONOMIC
                         DEVELOPMENT REVENUE
                                                  Pine Oak Apartments LP,
                                                    Series 1997 A, AMT,
                                                      LOC: FHLB

                                                      3.630% 06/01/27(a)                          2,365,000        2,365,000

         IN TRANSPORTATION FINANCE AUTHORITY
                                                  Highway Revenue,
                                                    Series 2004,
                                                      Insured: FGIC:

                                                      3.550% 12/01/25(a)                          6,000,000        6,000,000

                                                      3.560% 12/01/14(a)                          6,105,000        6,105,000

         IN VIGO COUNTY ECONOMIC DEVELOPMENT
                                     REVENUE
                                                  Monninger Corp.,
                                                    Series 2002, AMT,
                                                      LOC: Old National Bank

                                                      3.730% 12/01/17(a)                          2,290,000        2,290,000

    IN WASHINGTON COUNTY INDUSTRIAL ECONOMIC
                         DEVELOPMENT REVENUE
                                                  Series 2001,AMT,
                                                    LOC: National City Bank of Indiana

                                                      3.650% 08/01/16(a)                          4,600,000        4,600,000

         IN WHITING ENVIRONMENTAL FACILITIES
                                     REVENUE
                                                  BP PLC,
                                                    Series 2002 C, AMT,

                                                      3.850% 07/01/34(a)                         49,500,000       49,500,000
                                                  BP Products North America, Inc.,
                                                    Series 2005, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

INDIANA - (CONTINUED)

                                                      3.850% 07/01/40(a)                          7,900,000        7,900,000

                                                                                              INDIANA TOTAL      286,441,382

IOWA - 1.2%

   IA CLINTON INDUSTRIAL DEVELOPMENT REVENUE
                                                  Series 1991, AMT,
                                                    LOC: Northern Trust Co.

                                                      3.650% 09/01/06(a)                            500,000          500,000
                                                  Series 2004,
                                                    LOC: Northern Trust Co.

                                                      3.650% 12/01/22(a)                          4,500,000        4,500,000
                                                  Sethness Products Co.,
                                                    Series 1996, AMT,
                                                      LOC: Northern Trust Co.

                                                      3.650% 09/01/11(a)                          2,500,000        2,500,000

             IA FINANCE AUTHORITY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Ramsgate Corp.,
                                                    Series 2002, AMT,
                                                      LOC: US Bank N.A.

                                                      3.650% 12/01/22(a)                          5,550,000        5,550,000
                                                  US Filter Operating Services Inc.,
                                                    Series 2001 A,
                                                      LOC: Societe Generale

                                                      3.600% 11/01/17(a)                          3,720,000        3,720,000

                        IA FINANCE AUTHORITY
                                                  Childserve, Inc.,
                                                    Series 2002 B,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.630% 06/01/17(a)                            990,000          990,000
                                                  Single Family Mortgage Revenue:
                                                    Series 2002 A-46, AMT,

                                                      3.590% 07/01/24(a)                          6,880,000        6,880,000
                                                    Series 2003 F,
                                                      Insured: GNMA/FNMA,
                                                        LOC: Wells Fargo Bank N.A.

                                                      3.450% 01/01/33(a)                          5,405,000        5,405,000
                                                    Series 2004 B, AMT,
                                                      Insured: GNMA/FNMA,
                                                        SPA: DEFPA Bank PLC

                                                      3.590% 07/01/34(a)                         12,500,000       12,500,000
                                                    Series 2005 H,
                                                      LOC: State Street Bank & Trust Co.

                                                      3.160% 07/01/36(a)                         24,000,000       24,000,000
                                                  Single Family Revenue,
                                                    Series 2004, AMT,
                                                      Insured: GNMA/FNMA

                                                      3.590% 07/01/34(a)                         11,000,000       11,000,000

       IA LINN COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Swiss Valley Farms Co.,
                                                    Series 2001,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.630% 05/01/21(a)                          4,800,000        4,800,000

               IA WEST BURLINGTON INDUSTRIAL
                         DEVELOPMENT REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

IOWA - (CONTINUED)
                                                  Borhi Oil Hydraulic,
                                                    Series 2001 B, AMT,
                                                      LOC: American National Bank & Trust

                                                      3.680% 01/01/11(a)                          1,000,000        1,000,000

                                                                                                 IOWA TOTAL       83,345,000

KANSAS - 0.3%

            KS DEVELOPMENT FINANCE AUTHORITY
                                                  Exempt Facilities Revenue,
                                                    Seaboard Project,
                                                      Series 1995 A, AMT,
                                                        LOC: Bank of New York

                                                      3.600% 12/01/25(a)                          9,200,000        9,200,000
                                                  Multi-Family Revenue,
                                                    Delaware Highlands,
                                                      Series 2005 C, AMT,
                                                        LOC: Arvest Bank

                                                      3.610% 12/01/36(a)                          2,200,000        2,200,000

                         KS FREDONIA REVENUE
                                                  Systech Environmental Corp.,
                                                    Series 1989, AMT,
                                                      LOC: Banque National de Paris

                                                      3.570% 02/01/07(a)                          5,400,000        5,400,000

                KS SEDGWICK & SHAWNEE COUNTY
                                                  Single Family Revenue,
                                                    Series 2002,

                                                      3.590% 12/01/14(a)                          1,135,000        1,135,000

                                                                                               KANSAS TOTAL       17,935,000

KENTUCKY - 1.5%

     KY ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 2005,
                                                    Insured: FGIC,

                                                      3.560% 05/15/12(a)                          9,995,000        9,995,000

             KY CAMPBELLSVILLE-TAYLOR COUNTY
              INDUSTRIAL DEVELOPMENT REVENUE
                                                  Airguard Industrial, Inc.,
                                                    Series 2001, AMT,
                                                      LOC: Northern Trust Co.

                                                      3.650% 05/01/31(a)                          7,410,000        7,410,000

    KY CARROLL COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Kentucky Ladder Co.,
                                                    Series 1990,AMT,
                                                      LOC: Bankers Trust Co.

                                                      3.720% 09/01/10(a)                          5,000,000        5,000,000

       KY DAVIESS COUNTY HEALTH CARE REVENUE
                                                  Wendell Fosters Campus for Development,
                                                    Series 2001, AMT,
                                                      LOC: National City Bank

                                                      3.600% 05/01/21(a)                          4,000,000        4,000,000

       KY DAVIESS COUNTY INDUSTRIAL BUILDING
                                     REVENUE
                                                  Series 2003, AMT,
                                                    LOC: National Bank of Kentucky

                                                      3.650% 05/01/18(a)                          4,090,000        4,090,000

      KY GLASGOW INDUSTRIAL BUILDING REVENUE


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

KENTUCKY - (CONTINUED)
                                                  Poly-Tech Corp.,
                                                    Series 1994,
                                                      LOC: Fifth Third Bank

                                                      3.670% 05/01/14(a)                          2,250,000        2,250,000

                   KY GREENUP COUNTY REVENUE
                                                  Pathways, Inc.,
                                                    Series 2004,
                                                      LOC: Fifth Third Bank

                                                      3.580% 12/01/18(a)                          1,880,000        1,880,000

                            KY HOUSING CORP.
                                                  Series 2005 L, AMT,
                                                    SPA: BNP Paribas

                                                      3.530% 07/01/36(a)                         11,235,000       11,235,000

     KY JEFFERSON COUNTY INDUSTRIAL BUILDING
                                     REVENUE
                                                  Dant Growth LLC,
                                                    Series 2002, AMT,
                                                      LOC: Bank One Kentucky N.A.

                                                      3.910% 09/01/22(a)                          3,650,000        3,650,000
                                                  Seven Counties Services Inc.,
                                                    Series 1996,
                                                      Bank One of Kentucky N.A.

                                                      3.600% 06/01/11(a)                            765,000          765,000

              KY JEFFERSON COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  WHIP-Mix Corp.,
                                                    Series 1997, AMT,
                                                      LOC: National City Bank Kentucky

                                                      3.750% 06/01/12(a)                            765,000          765,000

         KY JEFFERSON COUNTY RETIREMENT HOME
                                     REVENUE
                                                  Nazareth Library Project,
                                                    Series 1999,
                                                      LOC: Fifth Third Bank

                                                      3.580% 10/01/19(a)                            900,000          900,000

        KY JEFFERSONTOWN INDUSTRIAL BUILDING
                                     REVENUE
                                                  Rague Food Systems, Inc.,
                                                    Series 1995, AMT,
                                                      LOC: PNC Bank N.A.

                                                      3.650% 04/01/20(a)                            150,000          150,000

        KY KENTON COUNTY INDUSTRIAL BUILDING
                                     REVENUE
                                                  Baptist Convalescent Center,
                                                    Series 1998,
                                                      LOC: Fifth Third Bank

                                                      3.500% 07/01/18(a)                          1,045,000        1,045,000
                                                  Series 2002,
                                                    LOC: Fifth Third Bank

                                                      3.650% 04/01/17(a)                          2,090,000        2,090,000

           KY LEXINGTON-FAYETTE URBAN COUNTY
                               AIRPORT CORP.
                                                  Series 1998 A, AMT,
                                                    Insured: MBIA,
                                                      LOC: Dexia Credit Local

                                                      3.750% 07/01/28(a)                          1,300,000        1,300,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

KENTUCKY - (CONTINUED)
                                                  Series 1998 C, AMT,
                                                    Insured: MBIA,
                                                      LOC: Dexia Credit Local

                                                      3.750% 07/01/13(a)                          1,000,000        1,000,000

           KY LEXINGTON-FAYETTE URBAN COUNTY
              EDUCATIONAL FACILITIES REVENUE
                                                  Series 2003,

                                                      3.580% 05/01/25(a)                          2,475,000        2,475,000

            KY LOUISVILLE & JEFFERSON COUNTY
                     METROPOLITAN GOVERNMENT
                                                  First Trust Restoration Partners,
                                                    Series 2005 A, AMT,
                                                      LOC: Regions Bank

                                                      3.610% 01/01/11(a)                          2,000,000        2,000,000

           KY MINOR LANE HEIGHTS SOLID WASTE
                            DISPOSAL REVENUE
                                                  Waste Management Kentucky LLC Project,
                                                    Series 2003, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.600% 03/01/21(a)                          6,000,000        6,000,000

          KY PROPERTY & BUILDINGS COMMISSION
                                                  Series 2003 No.77,
                                                    Insured: MBIA

                                                      5.000% 08/01/06                             2,000,000        2,026,671
                                                  Series 2004,
                                                    Insured: FSA

                                                      3.560% 10/01/18(a)                          3,000,000        3,000,000
                                                  Series 2005 A,
                                                    Insured: FSA,
                                                      LIQ FAC: IXIS Municipal Products, Inc.

                                                      3.550% 10/01/19(a)                         15,000,000       15,000,000

     KY RURAL ECONOMIC DEVELOPMENT AUTHORITY
                                     REVENUE
                                                  Heaven Hill Project,
                                                    Series 1991, AMT,
                                                      LOC: PNC Bank N.A.

                                                      3.600% 10/01/16(a)                          1,000,000        1,000,000

       KY SHELBY INDUSTRIAL BUILDING REVENUE
                                                  Shelby Trust Co., Inc.,
                                                    Series 1998, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.670% 06/01/18(a)                          2,230,000        2,230,000

         KY WEST BUECHEL INDUSTRIAL BUILDING
                                     REVENUE
                                                  Berby Fabricating LLC Project,
                                                    Series 2004, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 06/01/24(a)                          2,100,000        2,100,000

         ROARING FORK MUNICIPAL PRODUCTS LLC
                                                  Series 2003, AMT,
                                                    Insured: FSA,
                                                      SPA: Bank of New York


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

KENTUCKY - (CONTINUED)

                                                      3.660% 07/01/17(a)                          8,640,000        8,640,000

                                                                                             KENTUCKY TOTAL      101,996,671

LOUISIANA - 1.1%

        LA CALCASIEU PARISH, INC. INDUSTRIAL
                           DEVELOPMENT BOARD
                                                  Hydroserve Westlake Project,
                                                    Series 1999, AMT,
                                                      LOC: Bank One Chicago N.A.

                                                      3.650% 12/01/24(a)                          5,100,000        5,100,000

      LA DENHAM SPRINGS-LIVINGSTON HOUSING &
                  MORTGAGE FINANCE AUTHORITY
                                                  Series 2004 A,

                                                      3.820% 12/01/07(a)                          4,000,000        4,000,000

                       LA PLAQUEMINES PARISH
                                                  Environmental Revenue,
                                                    BP Exploration & Oil, Inc.,
                                                      Series 1994, AMT,

                                                      3.850% 05/01/25(a)                         24,300,000       24,300,000

       LA PLAQUEMINES PORT HARBOR & TERMINAL
                                    DISTRICT
                                                  Port Facilities Revenue,
                                                    International Marine Terminal Partnership:
                                                      Series 1984 A,
                                                        LOC: KBC Bank N.V.

                                                      2.600% 03/15/25(a)                          2,000,000        1,992,842
                                                      Series B,

                                                      2.600% 03/15/25(a)                         20,000,000       20,000,000

                                    LA STATE
                                                  Series 2005 MT-158,
                                                    Insured: AMBAC,
                                                      LIQ FAC: BNP Paribas

                                                      3.140% 10/15/18(a)(c)                      20,920,000       20,920,000

                                                                                            LOUISIANA TOTAL       76,312,842

MAINE - 0.8%

                        ME HOUSING AUTHORITY
                                                  General Housing Revenue,
                                                    Series 2005, AMT,
                                                      LIQ FAC: Landesbank Hessen-Thuringen

                                                      3.600% 12/01/10(a)                         15,595,000       15,595,000
                                                  Mortgage Revenue,
                                                    Series 2004 B-3, AMT:

                                                      3.550% 11/15/35(a)                          9,000,000        9,000,000

                                                      3.550% 11/15/38(a)                          5,000,000        5,000,000
                                                      LOC: State Street Bank & Trust Co.

                                                      3.550% 11/15/27(a)                         11,000,000       11,000,000

            ME PUBLIC UTILITY FINANCING BANK
                                                  Public Utility Revenue,
                                                    Maine Public Service Co. Project,
                                                      Series 1996, AMT,
                                                        LOC: Bank of New York


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MAINE - (CONTINUED)

                                                      3.650% 04/01/21(a)                         11,600,000       11,600,000

                                                                                                MAINE TOTAL       52,195,000

MARYLAND - 0.8%

    MD CARROLL COUNTY COMMISSIONERS ECONOMIC
                         DEVELOPMENT REVENUE
                                                  Shelter System Limited Facility,
                                                    Series 2004, AMT,
                                                      LOC: Branch & Banking Trust

                                                      3.650% 07/01/24(a)                          5,350,000        5,350,000

     MD COMMUNITY DEVELOPMENT ADMINISTRATION
              DEPARTMENT HOUSING & COMMUNITY
                                 DEVELOPMENT
                                                  Fort Washington Manor LP,
                                                    Series 2005 A, AMT,
                                                      LOC: Citibank N.A.

                                                      3.540% 11/15/38(a)                         14,000,000       14,000,000
                                                  Series 2005 G, AMT,

                                                      3.200% 11/24/06                            23,205,000       23,205,000

                MD MONTGOMERY COUNTY HOUSING
                    OPPORTUNITIES COMMISSION
                                                  Series 2005 F, AMT,

                                                      4.500% 12/29/06                             9,500,000        9,596,255

                                                                                             MARYLAND TOTAL       52,151,255

MASSACHUSETTS - 0.1%

               MA DEVELOPMENT FINANCE AGENCY
                                                  Series 2004 A,
                                                    LOC: PNC Bank N.A.

                                                      3.590% 12/01/37(a)                          7,510,000        7,510,000

                   MA HOUSING FINANCE AGENCY
                                                  Series 2005 T, AMT,
                                                    GIC: AIG

                                                      2.700% 01/31/06                             1,500,000        1,500,000

                                                                                        MASSACHUSETTS TOTAL        9,010,000

MICHIGAN - 3.7%

            MI DETROIT CITY SCHOOL DISTRICT,
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.540% 11/01/20(a)                          4,460,000        4,460,000

            MI HOUSING DEVELOPMENT AUTHORITY
                                                  Multi-Family Revenue,
                                                    Canterbury Project,
                                                      Series 2003 A, AMT,
                                                        LOC: LaSalle Bank

                                                      3.550% 06/01/38(a)                          9,500,000        9,500,000
                                                  Rental Housing Revenue,
                                                    Series 2000 A, AMT,
                                                      Insured: MBIA,
                                                        LIQ FAC: Morgan Guaranty Trust Co.

                                                      3.590% 10/01/37(a)                         39,800,000       39,800,000
                                                  Single Family Mortgage Revenue,
                                                    Series 2005 B, AMT:
                                                      LOC: DEPFA Bank PLC

                                                      3.600% 06/01/30(a)                         20,870,000       20,870,000
                                                      SPA: DEPFA Bank PLC


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MICHIGAN - (CONTINUED)
                                                      3.450% 12/01/25(a)                         13,635,000       13,635,000

                                    MI STATE
                                                  Series 2005,
                                                    LIQ FAC: Lehman Liquidity Co.

                                                      3.530% 09/29/06(a)                         60,000,000       60,000,000

        MI STRATEGIC FUND LIMITED OBLIGATION
                                                  American Autocoat, Inc.,
                                                    Series 2002, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 10/01/22(a)                          5,970,000        5,970,000
                                                  B & C Leasing LLC,
                                                    Series 1999, AMT,
                                                      LOC: LaSalle Bank

                                                      3.550% 07/01/24(a)                          3,050,000        3,050,000
                                                  Home, Inc.,
                                                    Series 2002, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 11/01/22(a)                          2,010,000        2,010,000
                                                  LRV Enterprises LLC,
                                                    Series 1996, AMT,
                                                      LOC: National City Bank

                                                      3.750% 09/01/21(a)                            575,000          575,000
                                                  Michigan Turkey Producers,
                                                    Series 2000 A, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.670% 05/01/15(a)                          1,600,000        1,600,000
                                                  Series 2003, AMT:
                                                    LOC: Fifth Third Bank

                                                      3.650% 08/01/23(a)                          1,000,000        1,000,000
                                                    LOC: National City Bank

                                                      3.650% 12/01/28(a)                          3,005,000        3,005,000

      MI STRATEGIC FUND SOLID WASTE DISPOSAL
                                     REVENUE
                                                  Grayling Generating,
                                                    Series 1990, AMT,
                                                      LOC: Barclays Bank of New York

                                                      3.580% 01/01/14(a)                         15,200,000       15,200,000

           MI WAYNE COUNTY AIRPORT AUTHORITY
                                                  Series 2005 MT-115,
                                                    Insured: MBIA,
                                                      LIQ FAC: Svenska Handelsbank

                                                      3.590% 12/01/17(a)                         18,140,000       18,140,000
                                                  Series 2005 PT-2667, AMT,
                                                    Insured: MBIA,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.590% 12/01/23(a)                         18,360,000       18,360,000
                                                  Series 2005, AMT,
                                                    Insured: MBIA,
                                                      LIQ FAC: Citibank N.A.:

                                                      3.600% 12/01/34(a)                          6,600,000        6,600,000

                                                      3.660% 12/01/34(a)                         19,000,000       19,000,000

         ROARING FORK MUNICIPAL PRODUCTS LLC
                                                  Series 2003, AMT,
                                                    Insured: AMBAC,
                                                      SPA: Bank of New York


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MICHIGAN - (CONTINUED)
                                                      3.600% 03/01/24(a)                         10,035,000       10,035,000

                                                                                             MICHIGAN TOTAL      252,810,000

MINNESOTA - 1.9%

       MN BLOOMINGTON INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Watkins Pattern Co., Inc.,
                                                    Series 2001, AMT,
                                                      LOC: US Bank N.A.

                                                      3.750% 07/01/21(a)                          1,780,000        1,780,000

      MN EDEN PRAIRIE INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  SWB LLC,
                                                    Series 2000 A, AMT,
                                                      LOC: US Bank N.A.

                                                      3.750% 11/01/20(a)                          2,035,000        2,035,000

    MN HIGHER EDUCATION FACILITIES AUTHORITY
                                     REVENUE
                                                  Hamline University,
                                                    Series 2005 6-E1,
                                                      LOC: Harris Bank N.A.

                                                      3.530% 10/01/16(a)                          3,900,000        3,900,000

                   MN HOUSING FINANCE AGENCY
                                                  Residential Housing Revenue:
                                                    Series 2005 E, AMT,
                                                      LOC: IXISFunding Corp.

                                                      2.950% 05/18/06                            40,605,000       40,605,000
                                                    Series 2005 F, AMT,

                                                      2.950% 05/18/06                            15,000,000       15,000,000
                                                    Series 2005 I, AMT,
                                                      SPA: Lloyds TSB Bank PLC

                                                      3.450% 01/01/36(a)                         34,500,000       34,500,000

         MN MINNEAPOLIS MULTI-FAMILY HOUSING
                                     REVENUE
                                                  Driftwood Apartments,
                                                    Series 2002, AMT,
                                                      LOC: US Bank

                                                      3.650% 10/01/24(a)                          2,000,000        2,000,000
                                                  Gateway Real Estate,
                                                    Series 2002, AMT,
                                                      LOC: LaSalle Bank

                                                      3.600% 10/01/32(a)                          3,000,000        3,000,000

        MN MINNEAPOLIS ST. PAUL METROPOLITAN
                         AIRPORTS COMMISSION
                                                  Airport Revenue:
                                                    Series 2004, AMT,
                                                      Insured: FGIC

                                                      3.590% 09/03/09(a)                         11,670,000       11,670,000
                                                    Series 2005 PT-2834, AMT,
                                                      Insured: AMBAC,
                                                        LOC: Merrill Lynch Capital Services

                                                      3.590% 01/01/14(a)                          2,570,000        2,570,000

       MN SPRINGFIELD INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  OCHS Brick Co.,
                                                    Series 2001, AMT,
                                                      LOC: Wells Fargo Bank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MINNESOTA - (CONTINUED)
                                                      3.660% 05/01/16(a)                          4,525,000        4,525,000

              MN WASHINGTON COUNTY HOUSING &
                     REDEVELOPMENT AUTHORITY
                                                  Multi-Family Revenue,
                                                    Series 2005 MT-154,
                                                      LOC: FHLMC

                                                      3.580% 12/31/25(a)                          7,000,000        7,000,000

                                                                                            MINNESOTA TOTAL      128,585,000

MISSISSIPPI - 0.2%

                   MS BUSINESS FINANCE CORP.
                                                  Hamlin Sheet Metal Co., Inc.:
                                                    Series 2005 A, AMT,
                                                      LOC: Branch Banking & Trust Co.

                                                      3.650% 03/01/15(a)                          1,740,000        1,740,000
                                                    Series 2005, AMT,
                                                      LOC: Branch Banking & Trust Co.

                                                      3.650% 03/01/25(a)                          2,260,000        2,260,000
                                                  Jackson Academy LLC,
                                                    Series 2005,
                                                      LOC: AmSouth Bank

                                                      3.540% 08/01/25(a)                          7,500,000        7,500,000

                                                                                          MISSISSIPPI TOTAL       11,500,000

MISSOURI - 1.8%

     MO DEVELOPMENT FINANCE BOARD FACILITIES
                                     REVENUE
                                                  St. Louis Air Project,
                                                    Series 2000, AMT,
                                                      LOC: National Bank & Trust

                                                      3.600% 03/01/30(a)                          1,500,000        1,500,000

                MO DEVELOPMENT FINANCE BOARD
                                                  Southeast Missouri State University,
                                                    Series 2003 B,
                                                      LOC: US Bank N.A.

                                                      3.550% 10/01/23(a)                         13,880,000       13,880,000

          MO HEALTH & EDUCATIONAL FACILITIES
                                   AUTHORITY
                                                  Missouri Valley College:
                                                    Series 2005 C,
                                                      LOC: US Bank N.A.

                                                      4.000% 04/25/06                             1,200,000        1,204,007
                                                    Series 2005 D,
                                                      LOC: US Bank N.A.

                                                      4.000% 04/25/06                               500,000          501,669

          MO HIGHER EDUCATION LOAN AUTHORITY
                        STUDENT LOAN REVENUE
                                                  Series 1991 B, AMT,
                                                    Insured: MBIA,

                                                      3.620% 03/01/20(a)                         28,400,000       28,400,000

         MO INDUSTRIAL DEVELOPMENT AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Crook Creek Apartments II:
                                                      Series 2004 A, AMT,
                                                        LOC: LaSalle National Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MISSOURI - (CONTINUED)


                                                      3.550% 09/01/39(a)                          5,600,000        5,600,000
                                                      Series 2004 B, AMT,
                                                        LOC: FHLB

                                                      3.590% 09/01/39(a)                            750,000          750,000

              MO JEFFERSON COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Sunset Pointe Apartments LP,
                                                      Series 2000, AMT,
                                                        LOC: LaSalle Bank

                                                      3.600% 10/01/30(a)                          2,000,000        2,000,000

       MO KANSAS CITY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Ethans Apartments Associates,
                                                      Series 2004,
                                                        LOC: Citibank N.A.

                                                      3.540% 02/01/39(a)                         14,000,000       14,000,000

    MO MOUNTAIN GROVE INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Health Care Facility Revenue,
                                                    Mountain Grove #1, Inc.,
                                                      Series 1997, AMT,
                                                        LOC: Wahovia Bank

                                                      3.630% 11/01/13(a)                          1,830,000        1,830,000

           MO NODAWAY INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Educational Facilities Revenue,
                                                    Northwest Foundation, Inc.,
                                                      Series 2002,
                                                        LOC: US Bank N.A.

                                                      3.600% 11/01/32(a)                          4,055,000        4,055,000

                     MO SCA TAX EXEMPT TRUST
                                                  Series 2005 PT-2525,
                                                    Insured: FSA,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.560% 01/01/30(a)                          8,765,000        8,765,000

            MO ST. CHARLES COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Peine Lakes LP,
                                                    Series 2004, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.570% 02/01/39(a)                          4,150,000        4,150,000

              MO ST. LOUIS COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  General Grant Apartments,
                                                    Series 2003, AMT,
                                                      LOC: US Bank

                                                      3.640% 03/01/38(a)                         20,000,000       20,000,000
                                                  United States Tape & Label Corp.,
                                                    Series 1999, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.550% 08/01/19(a)                          2,500,000        2,500,000

         MO ST. LOUIS INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    Metro Lofts Apartments,
                                                      Series 2003 A, AMT,
                                                        Insured: FNMA


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

MISSOURI - (CONTINUED)
                                                      3.620% 03/15/36(a)                         13,250,000       13,250,000

           MO WRIGHT CITY INDUSTRIAL REVENUE
                                                  Series 2002, AMT,
                                                    LOC: LaSalle Bank N.A.

                                                      3.590% 04/01/32(a)                          2,000,000        2,000,000

                                                                                             MISSOURI TOTAL      124,385,676

MONTANA - 0.6%

       MT BOARD INVESTMENT RESOURCE RECOVERY
                                     REVENUE
                                                  Colstrip Energy LP,
                                                    Series 1989, AMT,
                                                      LOC: Dexia Credit Local de France

                                                      2.450% 12/30/15(a)                         41,150,000       41,150,000

                                                                                              MONTANA TOTAL       41,150,000

NEBRASKA - 0.3%

             NE INVESTMENT FINANCE AUTHORITY
                                                  Single Family Housing Revenue,
                                                    Series 2005 D, AMT,
                                                      SPA: FHLB

                                                      3.600% 09/01/35(a)                         18,300,000       18,300,000

              NE LANCASTER COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  MLLC LLC,
                                                    Series 2000 A, AMT,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.660% 11/01/20(a)                          4,790,000        4,790,000

                                                                                             NEBRASKA TOTAL       23,090,000

NEVADA - 1.3%

             NV CLARK COUNTY AIRPORT REVENUE
                                                  Series 2004, AMT,
                                                    Insured: FGIC,

                                                      3.600% 07/01/22(a)                          5,020,000        5,020,000
                                                  Series 2005 E-2,
                                                    Insured: FGIC,
                                                      LOC: Bayerische Landesbank

                                                      3.580% 07/01/36(a)                          8,795,000        8,795,000
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      SPA: Deutsche Bank A.G.

                                                      3.550% 07/01/40(a)                          3,440,000        3,440,000

      NV CLARK COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Nevada Cogeneration Associates I:
                                                    Series 1990, AMT,
                                                      LOC: Canadian Imperial Bank of Commerce

                                                      3.000% 11/01/20(a)                         19,400,000       19,400,000
                                                    Series 1991, AMT,
                                                      LOC: Canadian Imperial Bank of Commerce

                                                      3.000% 11/01/21(a)                            425,000          425,000
                                                  Series 2005,
                                                    Insured: FGIC

                                                      3.580% 12/01/12(a)                          2,495,000        2,495,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEVADA - (CONTINUED)

                             NV CLARK COUNTY
                                                  Airport Revenue,
                                                    Series 2005 D-1,
                                                      Insured: FGIC,
                                                        LOC: Bayerische Landesbank

                                                      3.500% 07/01/40(a)                         30,225,000       30,225,000

      NV DIRECTOR OF THE STATE DEPARTMENT OF
       BUSINESS & INDUSTRY POLLUTION CONTROL
                                     REVENUE
                                                  Barrick Gold Corp.,
                                                    Series 1999, AMT,
                                                      LOC: Royal Bank of Canada

                                                      3.600% 06/01/29(a)                         11,500,000       11,500,000

                         NV HOUSING DIVISION
                                                  Multi-Unit Housing Revenue:
                                                    L'Octaine LP,
                                                      Series 2003, AMT,
                                                        LOC: Citibank N.A.

                                                      3.550% 04/01/36(a)                          4,120,000        4,120,000
                                                    Studio 3 LP Project,
                                                      Series 1999 A, AMT,
                                                        LOC: US Bank N.A.

                                                      3.550% 10/01/30(a)                          4,355,000        4,355,000

                                                                                               NEVADA TOTAL       89,775,000

NEW HAMPSHIRE - 0.2%

        NH BUSINESS FINANCE AUTHORITY EXEMPT
                          FACILITIES REVENUE
                                                  Waste Management of New Hampshire, Inc. Project,
                                                    Series 2000, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.570% 09/01/12(a)                          3,500,000        3,500,000

                NH HOUSING FINANCE AUTHORITY
                                                  Multi-Family Revenue,
                                                    Series 2005 PT-3150, AMT,
                                                      Insured: FHA,
                                                        SPA: Merrill Lynch Capital Services

                                                      3.590% 01/01/38(a)                          7,360,000        7,360,000

                                                                                        NEW HAMPSHIRE TOTAL       10,860,000

NEW JERSEY - 0.3%

           NJ ECONOMIC DEVELOPMENT AUTHORITY
                                                  Series 2005 115,
                                                    Insured: AMBAC,
                                                      SPA: BNP Paribas

                                                      3.540% 03/01/19(a)                         18,965,000       18,965,000

                                                                                           NEW JERSEY TOTAL       18,965,000

NEW MEXICO - 1.0%

                        NM FINANCE AUTHORITY
                                                  State Transition Revenue,
                                                    Series 2004,

                                                      3.560% 06/15/23(a)                          5,200,000        5,200,000

          NM HOSPITAL EQUIPMENT LOAN COUNCIL
                                                  Hospital Revenue,
                                                    Presbyterian Healthcare Services
                                                      Series 2005 A,
                                                        Insured: FSA


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW MEXICO - (CONTINUED)

                                                      3.600% 08/01/30(a)                         62,975,000       62,975,000

                                                                                           NEW MEXICO TOTAL       68,175,000

NEW YORK - 5.5%

            NY ENERGY RESEARCH & DEVELOPMENT
                                   AUTHORITY
                                                  Consolidated Edison Co. of New York Inc.,
                                                    Series 2004 C-2,
                                                      LOC: Citibank N.A.

                                                      3.570% 11/01/39(a)                          5,500,000        5,500,000

         NY FOREST CITY NEW ROCHELLE REVENUE
                       CERTIFICATES OF TRUST
                                                  FC Washington-Lincoln LLC,
                                                    Series 2003,
                                                      LOC: Wachovia Bank N.A.

                                                      3.450% 06/01/11(a)                          8,465,000        8,465,000

                   NY HOUSING FINANCE AGENCY
                                                  101 West End LLC,
                                                    Series 1999, AMT,
                                                      Insured: FNMA

                                                      3.520% 05/15/31(a)                         10,800,000       10,800,000
                                                  35-39 West 33rd Street,
                                                    Series 2003 A, AMT,
                                                      Insured: FNMA

                                                      3.600% 11/15/36(a)                         25,700,000       25,698,715
                                                  East 102nd Street Realty LLC,
                                                    Series 2002 A, AMT,
                                                      LIQ FAC: FHLMC

                                                      3.690% 11/01/35(a)                         40,000,000       40,000,000
                                                  Lexington Belvedere LLC,
                                                    Series 2000 A, AMT,
                                                      Insured: FNMA

                                                      3.520% 05/15/32(a)                         17,000,000       17,000,000
                                                  Series 2000, AMT,
                                                    LIQ FAC: FHLMC

                                                      3.600% 11/01/32(a)                         11,050,000       11,050,000

                            NY NEW YORK CITY

                                                      3.300% 01/06/06                            25,000,000       25,000,000

        NY NEW YORK CITY HOUSING DEVELOPMENT
                                       CORP.
                                                  125 Court Street LLC,
                                                    Series 2005 A, AMT,
                                                      Insured: FHLMC

                                                      3.600% 12/01/35(a)                         23,100,000       23,100,000
                                                  One Columbus Place Partners LLC,
                                                    Series 1998 A, AMT,
                                                      Insured: FNMA

                                                      3.600% 11/15/28(a)                         21,800,000       21,800,000
                                                  Series 1999 A, AMT,
                                                    Insured: FNMA,

                                                      3.600% 04/15/29(a)                         26,800,000       26,798,660
                                                  Series 2005 A, AMT,
                                                    Insured: FNMA

                                                      3.600% 11/15/35(a)                         22,200,000       22,200,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)

     NY NEW YORK CITY INDUSTRIAL DEVELOPMENT
                                      AGENCY
                                                  Korean Airlines Co.,
                                                    Series 1997 A, AMT,
                                                      LOC: Rabobank Nederland

                                                      3.510% 11/01/24(a)                         25,700,000       25,700,000

    NY NEW YORK CITY MUNICIPAL WATER FINANCE
                                   AUTHORITY
                                                  Water & Sewer Systems Revenue,
                                                    Series 2004 PT-2114,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.540% 12/15/11(a)                         18,425,000       18,425,000

         NY PORT AUTHORITY OF NEW YORK & NEW
                                      JERSEY
                                                  Series 2003, AMT,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Citibank N.A.

                                                      3.590% 12/15/32(a)                          1,945,000        1,945,000

                        NY THRUWAY AUTHORITY
                                                  Series 2005 PT-3146,
                                                    Insured: ABMAC,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.540% 04/01/19(a)                         32,460,000       32,460,000

     NY TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
                                                  Series 1997,

                                                      5.000% 01/01/07                             7,475,000        7,539,238
                                                  Series 2005 B-4,
                                                    LOC: Landesbank Baden-Wurttemberg

                                                      3.360% 01/01/32(a)                         49,000,000       49,000,000

                                                                                             NEW YORK TOTAL      372,481,613

NORTH CAROLINA - 1.7%

            NC AGRICULTURE FINANCE AUTHORITY
                         DEVELOPMENT REVENUE
                                                  McGill Environment System,
                                                    Series 2003, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 12/01/15(a)                          3,000,000        3,000,000

      NC BURKE INDUSTRIAL FACILITY POLLUTION
                             CONTROL REVENUE
                                                  Cox Manufacturing Co.,
                                                    Series 2003, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 06/01/24(a)                          1,670,000        1,670,000

     NC CATAWBA COUNTY INDUSTRIAL FACILITIES
                         & POLLUTION CONTROL
                                                  Von Drehle Properties LLC,
                                                    Series 2001, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 12/01/21(a)                          2,870,000        2,870,000

     NC DAVIDSON COUNTY INDUSTRIAL POLLUTION
                             CONTROL REVENUE
                                                  Childress Winery LLC,
                                                    Series 2004, AMT,

                                                      3.650% 04/01/26(a)                          5,000,000        5,000,000

           NC EDUCATION ASSISTANCE AUTHORITY
                                                  Series 2005 A-2, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NORTH CAROLINA - (CONTINUED)
                                                    Insured: AMBAC,
                                                      LOC: Branch Banking & Trust

                                                      3.570% 09/01/35(a)                         70,000,000       70,000,000

     NC GUILFORD COUNTY MULTI-FAMILY HOUSING
                                     REVENUE
                                                  Brentwood Crossings Apartments,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 12/01/35(a)                          5,140,000        5,140,000

     NC IREDELL COUNTY INDUSTRIAL FACILITIES
     & POLLUTION CONTROL FINANCING AUTHORITY
                                                  Sullivan Corp. Project,
                                                    Series 1996, AMT,
                                                      LOC: Bank One Milwaukee N.A.

                                                      3.680% 01/01/11(a)                          1,495,000        1,495,000

    NC JOHNSTON COUNTY INDUSTRIAL FACILITIES
       & POLLUTION CONTROL FINANCE AUTHORITY
                                                  Autry Mills,
                                                    Series 1999, AMT,
                                                      LOC: Branch & Banking Trust

                                                      3.650% 02/01/13(a)                          4,075,000        4,075,000
                                                  Hamlin Sheet Metal Co.,
                                                    Series 1997, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 11/01/17(a)                          1,900,000        1,900,000

          NC MECKLENBURG COUNTY MULTI-FAMILY
                             HOUSING REVENUE
                                                  Barrington Oaks LLC,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.650% 09/01/35(a)                          4,640,000        4,640,000

         NC PORT AUTHORITY EXEMPT FACILITIES
                                     REVENUE
                                                  Wilmington Bulk LLC:
                                                    Series 2001 A, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 09/01/22(a)                          2,500,000        2,500,000
                                                    Series 2001 B, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 09/01/22(a)                          4,335,000        4,335,000

       NC ROWAN COUNTY INDUSTRIAL FACILITIES
       POLLUTION CONTROL FINANCING AUTHORITY
                                                  PHC LLC Project,
                                                    Series 1999, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 03/01/14(a)                          3,960,000        3,960,000

                                    NC STATE
                                                  Series 2005 A,
                                                    LIQ FAC: IXIS Municipal Products, Inc.

                                                      3.560% 04/01/17(a)                          3,650,000        3,650,000

                              NC WAKE COUNTY
                                                  Series 2003 B,
                                                    SPA: Lloyds TSB Bank PLC


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

NORTH CAROLINA - (CONTINUED)

                                                      4.000% 04/01/16(a)                          1,000,000        1,003,141

                                                                                       NORTH CAROLINA TOTAL      115,238,141

NORTH DAKOTA - 0.4%

       ND GRAND FORKS HEALTH CARE FACILITIES
                                     REVENUE
                                                  Series 2004 MT-050,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.600% 12/01/24(a)(c)                      15,980,000       15,980,000

           ND HOUSING FINANCE AGENCY REVENUE
                                                  Series 2002 B, AMT,
                                                    Insured: FSA,
                                                      SPA: FHLMC

                                                      3.540% 01/01/34(a)                         10,600,000       10,600,000

                                                                                         NORTH DAKOTA TOTAL       26,580,000

OHIO - 1.6%

        OH AIR QUALITY DEVELOPMENT AUTHORITY
                                                  Ohio Edison Co.,
                                                    Series 1998, AMT,
                                                      LOC: Wachovia Bank

                                                      3.850% 09/01/18(a)                          1,885,000        1,885,000

      OH AKRON BATH COPLEY TOWNSHIP HOSPITAL
                                    DISTRICT
                                                  Summa Health System,
                                                    Series 2004 B,
                                                      LOC: Bank One N.A.

                                                      3.560% 11/01/34(a)                          9,800,000        9,800,000

     OH AKRON METROPOLITAN HOUSING AUTHORITY
                                                  Series 1998,
                                                    LOC: Fifth Third Bank

                                                      3.600% 04/01/18(a)                          4,750,000        4,750,000

                 OH CENTERVILLE CARE REVENUE
                                                  Series 1994,
                                                    LOC: National City Bank

                                                      3.570% 11/01/13(a)                            835,000          835,000

      OH COLUMBUS REGIONAL AIRPORT AUTHORITY
                                                  Series 2004 A,
                                                    LOC: US Bank Trust N.A.

                                                      3.520% 01/01/30(a)                          9,100,000        9,100,000

              OH CUYAHOGA COUNTY HEALTH CARE
                          FACILITIES REVENUE
                                                  Series 2005,
                                                    LOC: KeyBank N.A.

                                                      3.540% 08/01/32(a)                         19,630,000       19,630,000

     OH FRANKLIN COUNTY MULTI-FAMILY HOUSING
                                    REVENUE,
                                                  Series 2005, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 08/01/35(a)                          3,700,000        3,700,000

     OH GREENE COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Series 1995, AMT,
                                                    LOC: KeyBank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OHIO - (CONTINUED)
                                                      3.660% 09/01/16(a)                            270,000          270,000

              OH HAMILTON COUNTY HEALTH CARE
                          FACILITIES REVENUE
                                                  Talbert Services Inc.,
                                                    Series 2002,
                                                      LOC: Fifth Third Bank

                                                      3.580% 07/01/27(a)                          4,475,000        4,475,000

    OH HANCOCK COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Koehler Brothers, Inc.,
                                                    Series 1999, AMT,
                                                      LOC: National City Bank

                                                      3.660% 06/01/14(a)                          1,080,000        1,080,000

      OH HANCOCK COUNTY MULTI-FAMILY REVENUE
                                                  Pedcor Investments,
                                                    Series 1998 B, AMT,
                                                      LOC: FHLB

                                                      3.690% 01/01/31(a)                            735,000          735,000

           OH LORAIN COUNTY HOSPITAL REVENUE
                                                  Series 2005,
                                                    Insured: AMBAC,
                                                      SPA: JPMorgan Chase Bank

                                                      3.530% 11/01/21(a)                         25,000,000       25,000,000

      OH LUCAS COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Series 1997,

                                                      3.700% 07/01/09(a)                            845,000          845,000

    OH MEDINA INDUSTRIAL DEVELOPMENT REVENUE
                                                  Series 2003 A, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 09/01/23(a)                          1,375,000        1,375,000

         OH MUSKINGHAM WATERSHED CONSERVANCY
                                    DISTRICT
                                                  Series 2003,
                                                    LOC: Fifth Third Bank

                                                      3.580% 05/01/23(a)                          2,000,000        2,000,000

                      OH SOLID WASTE REVENUE
                                                  BP Amoco PLC,
                                                    Series 2000, AMT,

                                                      3.850% 08/01/34(a)                          6,100,000        6,100,000

     OH SUMMIT COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Quality Mold, Inc.,
                                                    Series 1999, AMT,
                                                      LOC: KeyBank N.A.

                                                      3.660% 06/01/19(a)                          2,675,000        2,675,000

       OH TOLEDO LUCAS COUNTY PORT AUTHORITY
                 AIRPORT DEVELOPMENT REVENUE
                                                  Flight Safety International Inc. Project,
                                                    Series1998-1, AMT,

                                                      3.550% 01/01/18(a)                         15,800,000       15,800,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OHIO - (CONTINUED)

       OH WOOD COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Series 2001, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 09/01/16(a)                          1,395,000        1,395,000

                                                                                                 OHIO TOTAL      111,450,000

OKLAHOMA - 0.5%

     OK CLAREMORE INDUSTRIAL & REDEVELOPMENT
    INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE
                                                  Whirlwind Steel Buildings Project,
                                                    Series 2001, AMT,
                                                      LOC: Chase Manhattan Bank

                                                      3.680% 09/01/16(a)                          1,660,000        1,660,000

    OK DEVELOPMENT FINANCE AUTHORITY REVENUE
                                                  ConocoPhillips Holding Co.,
                                                    Series 2002, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.600% 06/01/37(a)                         17,000,000       17,000,000
                                                  Series 1997, AMT,
                                                    LOC: Bank of New York

                                                      3.600% 03/01/27(a)                          8,800,000        8,800,000

     OK HOUSING FINANCE AGENCY SINGLE FAMILY
                                     REVENUE
                                                  Series 2001 PT-1288, AMT,
                                                    SPA: Merrill Lynch Capital Services

                                                      3.590% 09/01/29(a)                          1,655,000        1,655,000

            OK INDUSTRIAL AUTHORITY ECONOMIC
                         DEVELOPMENT REVENUE
                                                  Series 2003, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 10/01/23(a)                          1,890,000        1,890,000

    OK PITTSBURG COUNTY ECONOMIC DEVELOPMENT
                                   AUTHORITY
                                                  Simonton Building Products, Inc.,
                                                    Series 2001, AMT,
                                                        LOC: PNC Bank N.A.

                                                      3.620% 10/01/21(a)                          5,000,000        5,000,000

                                                                                             OKLAHOMA TOTAL       36,005,000

OREGON - 0.5%

             OR ECONOMIC DEVELOPMENT REVENUE
                                                  KRC Western, Inc.,
                                                    Series 1997 178, AMT,
                                                      LOC: Wachovia Bank

                                                      3.570% 01/01/17(a)                          7,650,000        7,650,000
                                                  LD McFarland Cascade Co. Ltd.,
                                                    Series 1996, AMT,
                                                      LOC: US Bank of Washington

                                                      3.650% 11/01/16(a)                          1,000,000        1,000,000
                                                  SP Newsprint Co.,
                                                    Series 2001 203, AMT,
                                                      LOC: Toronto-Dominion Bank

                                                      3.820% 12/01/26(a)                         18,000,000       18,000,000

         ROARING FORK MUNICIPAL PRODUCTS LLC
                                                  Series 2003 A, AMT,
                                                    Insured: FGIC,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves

                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

OREGON - (CONTINUED)
                                                      SPA: Bank of New York

                                                      3.660% 07/01/15(a)                          7,815,000        7,815,000

                                                                                               OREGON TOTAL       34,465,000

PENNSYLVANIA - 5.1%

     PA ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 2005,
                                                    Insured: FGIC,

                                                      3.540% 11/15/12(a)                         10,130,000       10,130,000

    PA ALLEGHENY COUNTY HOSPITAL DEVELOPMENT
                                   AUTHORITY
                                                  Covenant at South Hills,
                                                    Series 2001 B,
                                                      LOC: KeyBank N.A.

                                                      3.710% 02/01/08(a)                          1,600,000        1,600,000
                                                  University of Pittsburgh Medical Center,
                                                    Series 2005 B-2,

                                                      3.630% 12/01/35(a)                         21,900,000       21,900,000

     PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Goldenberg Candy Co.,
                                                    Series 1997, AMT,
                                                      LOC: Wachovia Bank

                                                      3.600% 01/01/13(a)                          2,270,000        2,270,000

        PA CHESTER COUNTY HEALTH & EDUCATION
                        FACILITIES AUTHORITY
                                                  Simpson Meadows,
                                                    Series 2000,
                                                      LOC: Wachovia Bank N.A.

                                                      3.560% 10/01/30(a)                          7,945,000        7,945,000

               PA DELAWARE COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  General Electric Capital Corp.,
                                                    Series 2005 G,

                                                      3.500% 12/01/31(a)                          7,640,000        7,640,000

         PA DELAWARE VALLEY REGIONAL FINANCE
                                   AUTHORITY
                                                  Series 2004 PT-936,
                                                    SPA: BNP Paribas

                                                      3.250% 11/07/10(a)(c)                      16,995,000       16,995,000

       PA DELAWARE VALLEY REGIONAL FINANCIAL
                                   AUTHORITY
                                                  Series 2002:
                                                    SPA: Merrill Lynch Capital Services

                                                      3.540% 01/01/26(a)                         26,995,000       26,995,000
                                                    SPA: Merrill Lynch Capital Services

                                                      3.540% 01/01/14(a)                         12,495,000       12,495,000
                                                  Series 2004,
                                                    Insured: AMBAC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.540% 07/01/27(a)                          4,995,000        4,995,000

           PA ECONOMIC DEVELOPMENT FINANCING
                                   AUTHORITY
                                                  Pennsylvania Bar Institute,
                                                    Series 1996 B, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

PENNSYLVANIA - (CONTINUED)
                                                      LOC: PNC Bank
                                                      3.530% 04/01/15(a)                            700,000          700,000
                                                  Series 2004,

                                                      3.580% 11/01/21(a)                          3,000,000        3,000,000
                                                  Series 2005 R-394,
                                                    Insured: AMBAC,
                                                      LOC: Citibank N.A.

                                                      3.580% 12/01/18(a)                          2,495,000        2,495,000

        PA ELK COUNTY INDUSTRIAL DEVELOPMENT
                           AUTHORITY REVENUE
                                                  Clarion Sintered Metals,
                                                    Series1998, AMT,
                                                      LOC: PNC Bank N.A.

                                                      3.650% 03/01/09(a)                          1,240,000        1,240,000

       PA GROVE CITY AREA HOSPITAL AUTHORITY
                                                  Grove Manor,
                                                    Series 2005,
                                                      LOC: Fifth Third Bank

                                                      3.120% 12/01/29(a)                          9,775,000        9,775,000

       PA HIGHER EDUCATION ASSISTANCE AGENCY
                                                  Series 1995 A,
                                                    Insured: AMBAC,
                                                      SPA: Morgan Stanley Bank

                                                      3.430% 12/01/25(a)                         46,000,000       46,000,000

                   PA HOUSING FINANCE AGENCY
                                                  Series 2005 87-C, AMT,
                                                    SPA: DEPFA Bank PLC

                                                      3.420% 10/01/35(a)                         11,500,000       11,500,000
                                                  Series 2005 91-B, AMT,
                                                    SPA: DEPFA Bank PLC

                                                      3.570% 10/01/36(a)                         70,000,000       69,996,501

            PA LEHIGH COUNTY GENERAL PURPOSE
                                   AUTHORITY
                                                  Series 2003 PT-855,
                                                    Insured: AMBAC,
                                                      SPA: Merrill Lynch Capital Services

                                                      2.950% 07/01/18(a)(c)                      11,000,000       11,000,000

             PA MONTGOMERY COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Exelon Generation Co. LLC,
                                                    Series 1999 A,
                                                      LOC: Wachovia Bank N.A.

                                                      3.550% 10/01/30(a)                         53,700,000       53,700,000

    PA MOON INDUSTRIAL DEVELOPMENT AUTHORITY
                                                  One Thorn Run Associates,
                                                    Series 1995 A, AMT,
                                                      LOC: National City Bank

                                                      3.650% 11/01/15(a)                          5,030,000        5,030,000

     PA PHILADELPHIA REDEVELOPMENT AUTHORITY
                                                  Series 2005, AMT,
                                                    Insured: FGIC

                                                      3.560% 04/15/24(a)                         10,255,000       10,255,000

           PA WESTMORELAND COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Rhodin Enterprises,
                                                    Series 1997, AMT,
                                                      LOC: National City Bank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

PENNSYLVANIA - (CONTINUED)


                                                      3.600% 04/01/17(a)                          3,095,000        3,095,000
                                                  Series 1998 A, AMT,
                                                    LOC: National City Bank N.A.

                                                      3.650% 10/01/13(a)                          2,670,000        2,670,000

                                                                                         PENNSYLVANIA TOTAL      343,421,501

RHODE ISLAND - 0.2%

     RI HOUSING & MORTGAGE FINANCE AUTHORITY
                                                  Series 2003 43-B,

                                                      1.470% 06/15/06                            15,000,000       14,865,031

                                                                                         RHODE ISLAND TOTAL       14,865,031

SOUTH CAROLINA - 2.6%

     SC ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 1998, AMT,
                                                    Insured: FSA

                                                      3.610% 07/05/06(a)(b)                       9,000,000        9,000,000

          SC BERKELEY COUNTY EXEMPT FACILITY
                                                  BP PLC
                                                    Series 2003, AMT,

                                                      3.850% 05/01/38(a)                         15,000,000       15,000,000

   SC CHARLESTON COUNTY RESIDENTIAL RECOVERY
                                                  Foster Wheeler Charleston,
                                                    Series 1997,
                                                      Insured: AMBAC

                                                      4.950% 01/01/06                             3,240,000        3,240,000

            SC HOUSING FINANCE & DEVELOPMENT
                                   AUTHORITY
                                                  Arrington Place Apartment LP,
                                                    Series 2001, AMT,
                                                      LOC: SunTrust Bank

                                                      3.650% 12/01/33(a)                          1,295,000        1,295,000
                                                  Improvement Bayside Apartments,
                                                    LOC: Wachovia Bank N.A.

                                                      3.570% 07/15/39(a)                         17,250,000       17,250,000
                                                  Oakfield Ltd. Co.,
                                                    Series 2004, AMT,
                                                      LOC: National Bank of South Carolina

                                                      3.660% 10/01/25(a)                          2,740,000        2,740,000
                                                  Series 2005 R-398,
                                                    Insured: FSA,
                                                      LIQ FAC: Citibank N.A.

                                                      3.600% 07/01/34(a)                          2,100,000        2,100,000
                                                  Spring Groven LP,
                                                    Series 2000,
                                                      LOC: SunTrust Bank

                                                      3.600% 12/01/34(a)                          7,325,000        7,325,000

      SC JOBS ECONOMIC DEVELOPMENT AUTHORITY
                                                  Abraham Industries LLC,
                                                    Series 1999, AMT,
                                                      LOC: PNC Bank N.A.

                                                      3.650% 05/01/14(a)                          5,125,000        5,125,000
                                                  Banks Construction Co.,
                                                    Series 1999, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

SOUTH CAROLINA - (CONTINUED)
                                                      LOC: Wachovia Bank of North Carolina
                                                      3.620% 05/01/09(a)                          1,400,000        1,400,000
                                                  Imagepoint, Inc.,
                                                    Series 2005, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.620% 12/01/23(a)                          3,910,000        3,910,000
                                                  Kravet Fabrics, Inc.,
                                                    Series 1997,AMT,
                                                      LOC: Bank of New York

                                                      3.600% 03/01/12(a)                          2,390,000        2,390,000
                                                  Mancor Industries, Inc.,
                                                    Series 1999, AMT,
                                                      LOC: PNC Bank N.A.

                                                      3.650% 05/01/14(a)                          1,300,000        1,300,000
                                                  Performance Friction Corp.,
                                                    Series 2001, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.570% 06/01/12(a)                          3,680,000        3,680,000
                                                  Personal, Inc. Project,
                                                    Series 1998, AMT,
                                                      LOC: LaSalle National Bank

                                                      3.570% 04/01/18(a)                          1,770,000        1,770,000
                                                  Pine River Plastics, Inc. Project,
                                                    Series 2000, AMT,
                                                      LOC: Comerica

                                                      3.620% 03/01/11(a)                          3,000,000        3,000,000
                                                  Quoize, Inc. Project,
                                                    Series1996, AMT,
                                                      LOC: Bank of New York

                                                      3.650% 05/01/16(a)                          4,675,000        4,675,000
                                                  Raynor USA Southeast,
                                                    Series 2000, AMT,
                                                      LOC: LaSalle Bank

                                                      3.560% 05/01/20(a)                          5,005,000        5,005,000
                                                  Rock Tennessee Converting Co.,
                                                    Series 2002, AMT,
                                                      LOC: SunTrust Bank

                                                      3.650% 04/01/32(a)                          2,500,000        2,500,000
                                                  Sargent Metal Fabricators,
                                                    Series 2002, AMT,
                                                      LOC: Branch Banking & Trust

                                                      3.650% 11/01/22(a)                          1,070,000        1,070,000
                                                  Series 2000, AMT,
                                                    Southeastern Fly Ash Co.,
                                                      LOC: Wachovia Bank N.A.

                                                      3.570% 01/01/14(a)                          9,500,000        9,500,000
                                                  Spartanburg YMCA,
                                                    Series 1996,
                                                      LOC: First Union National Bank

                                                      3.550% 06/01/18(a)                          2,580,000        2,580,000
                                                  Titan Wheel International, Inc.,
                                                    Series 1995, AMT,
                                                      LOC: LaSalle Bank

                                                      3.560% 02/01/10(a)                          1,500,000        1,500,000
                                                  Vista Hotel Partners LLC,
                                                    Series 2005, AMT,
                                                      LOC: SunTrust Bank

                                                      3.600% 12/01/35(a)                         11,300,000       11,300,000
                                                  Waste Management South Carolina,
                                                    Series 2003, AMT,
                                                      LOC: Wachovia Bank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

SOUTH CAROLINA - (CONTINUED)
                                                      3.600% 07/01/24(a)                          5,000,000        5,000,000

    SC KERSHAW COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  DeRoyal Textiles, Inc.,
                                                    Series 1994, AMT,
                                                      LOC: SunTrust Bank of Nashville

                                                      3.600% 12/01/07(a)                          2,000,000        2,000,000

          SC PIEDMONT MUNICIPAL POWER AGENCY
                                                  Series 2004 B-3,
                                                    Insured: AMBAC,
                                                      SPA: JPMorgan Chase Bank

                                                      3.550% 01/01/34(a)                         11,785,000       11,785,000
                                                  Series 2004 B-6,
                                                    Insured: MBIA,
                                                      SPA: Dexia Credit Local

                                                      3.550% 01/01/31(a)                         35,775,000       35,775,000

                                                                                       SOUTH CAROLINA TOTAL      173,215,000

SOUTH DAKOTA - 1.9%

           SD ECONOMIC DEVELOPMENT FINANCING
    AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE
                                                  Lomar Development Co. Project,
                                                    Series1996 B, AMT,
                                                      LOC: US Bank N.A.

                                                      3.750% 08/01/08(a)                            300,000          300,000

            SD HOUSING DEVELOPMENT AUTHORITY
                                                  Series 2004 G, AMT,
                                                    SPA: Landesbank Hessen-Thuringen

                                                      3.540% 05/01/34(a)                         10,000,000       10,000,000
                                                  Series 2005 G, AMT,
                                                    SPA: DEFPA Bank PLC

                                                      3.540% 05/01/35(a)                          8,300,000        8,300,000
                                                  Series 2005 I, AMT,

                                                      4.500% 12/15/06                           110,000,000      111,070,833

                                                                                         SOUTH DAKOTA TOTAL      129,670,833

TENNESSEE - 2.3%

     TN BLOUNT COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Arrowhead Partners LP,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.650% 12/01/13(a)                          3,700,000        3,700,000

       TN BROWNSVILLE INDUSTRIAL DEVELOPMENT
        BOARD INDUSTRIAL DEVELOPMENT REVENUE
                                                  Dynametal Technologies, Inc.,
                                                    Series 1997, AMT,
                                                      LOC: Union Planters Bank

                                                      3.150% 06/01/12(a)                          4,840,000        4,840,000

             TN CUMBERLAND COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Dalbar Products, Inc.,
                                                    Series 1997, AMT,
                                                      LOC: PNC Bank

                                                      3.650% 07/01/12(a)                            850,000          850,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TENNESSEE - (CONTINUED)

     TN FRANKLIN COUNTY HEALTH & EDUCATIONAL
                                  FACILITIES
                                                  University of the South,
                                                    Series 1998 B,
                                                      LOC:AmSouth Bank of Alabama

                                                      3.550% 09/01/18(a)                          6,005,000        6,005,000

               TN FRANKLIN COUNTY INDUSTRIAL
    DEVELOPMENT BOARD INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Zanini Tennessee, Inc.,
                                                    Series 2005 A, AMT,
                                                      LOC: Regions Bank

                                                      3.660% 12/01/20(a)                          1,000,000        1,000,000

       TN GREENEVILLE INDUSTRIAL DEVELOPMENT
        BOARD INDUSTRIAL DEVELOPMENT REVENUE
                                                  Packaging Services Inc.,
                                                    Series 2003, AMT,
                                                      LOC: SunTrust Bank

                                                      3.650% 05/01/18(a)                          3,400,000        3,400,000

               TN HOUSING DEVELOPMENT AGENCY
                                                  Single Family Mortgage Revenue,
                                                    Series 2005 R-2, AMT,

                                                      4.132% 07/15/35(a)                         33,095,000       33,095,000

    TN JEFFERSON CITY INDUSTRIAL DEVELOPMENT
        BOARD INDUSTRIAL DEVELOPMENT REVENUE
                                                  Nashua Corp.,
                                                    Series 2004 B, AMT,
                                                      LOC: LaSalle Bank N.A.

                                                      3.560% 12/01/24(a)                          1,800,000        1,800,000

       TN KNOX COUNTY FIRST UTILITY DISTRICT
                       WATER & SEWER REVENUE
                                                  Series 2003,
                                                    LOC: AmSouth Bank

                                                      3.630% 12/01/10(a)                          6,330,000        6,330,000

      TN MEMPHIS CENTER CITY REVENUE FINANCE
                                       CORP.
                                                  Multi-Family Housing Revenue,
                                                    Series 2000 PT-1220,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.560% 11/06/29(a)(b)                       4,000,000        4,000,000

     TN MEMPHIS HEALTH EDUCATIONAL & HOUSING
                            FACILITIES BOARD
                                                  Alco Breezy Point Partners,
                                                    Series 2005 A, AMT,
                                                      LOC: AmSouth Bank

                                                      3.630% 12/01/35(a)                          3,250,000        3,250,000
                                                  Alco Knollcrest Partners,
                                                    Series 2005 A, AMT,
                                                      LOC: AmSouth Bank

                                                      3.630% 12/01/35(a)                          2,225,000        2,225,000
                                                  Springdale Creek Apartments Project,
                                                    Series 2003 A, AMT,
                                                      LOC: First Tennessee

                                                      3.800% 01/01/35(a)                          5,350,000        5,350,000

      TN METROPOLITAN GOVERNMENT NASHVILLE &
                             DAVIDSON COUNTY
                                                  Health & Educational Facilities Board,
                                                    Wedgewood Towers LP,
                                                      Series 2004 A,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TENNESSEE - (CONTINUED)
                                                        LOC: AmSouth Bank

                                                      3.700% 06/01/34(a)                          1,000,000        1,000,000
                                                  Industrial Development Board,
                                                    Series 1989,
                                                      LOC: AmSouth Bank of Alabama

                                                      3.550% 12/01/14(a)                          4,895,000        4,895,000

           TN METROPOLITAN NASHVILLE AIRPORT
                                   AUTHORITY
                                                  Series 2003, AMT,
                                                    LOC: SunTrust Bank

                                                      3.600% 07/01/12(a)                          1,500,000        1,500,000
                                                    Embraer Aircraft Services Inc.,
                                                      Series 2005, AMT,
                                                        LOC: Regions Bank

                                                      3.690% 04/01/30(a)                          4,000,000        4,000,000

                     TN SCA TAX EXEMPT TRUST
                                                  Series 2005 PT-2524,
                                                    Insured: FSA,
                                                      LOC: Merrill Lynch Capital Services

                                                      3.560% 01/01/30(a)                         12,470,000       12,470,000

       TN SHELBY COUNTY HEALTH EDUCATIONAL &
                    HOUSING FACILITIES BOARD
                                                  Multi-Family Housing Revenue:
                                                    Series 1995, AMT,
                                                      LOC: FHLB

                                                      3.580% 01/01/23(a)                          3,010,000        3,010,000
                                                    Spring Creek Apartments,
                                                      Series 1995, AMT,
                                                        LOC: First Tennessee Bank

                                                      3.800% 12/01/20(a)                          2,700,000        2,700,000

                            TN SHELBY COUNTY
                                                  Series 2004 B,
                                                    SPA: Landesbank Hessen-Thuringen,

                                                      3.550% 04/01/30(a)                         45,200,000       45,200,000

       TN SPRINGFIELD INDUSTRIAL DEVELOPMENT
                                       BOARD
                                                  All American Homes of Tennessee,
                                                    Series 1994, AMT,
                                                      LOC: Bank One of Michigan N.A.

                                                      3.680% 11/01/09(a)                            800,000          800,000

               TN SULLIVAN COUNTY INDUSTRIAL
                           DEVELOPMENT BOARD
                                                  Series 1990, AMT,
                                                    LOC: Northern Trust

                                                      3.520% 07/01/10(a)                          5,000,000        5,000,000

      TN UNION COUNTY INDUSTRIAL DEVELOPMENT
                                       BOARD
                                                  Cooper Container Corp.,
                                                    Series 2004,
                                                      LOC: SunTrust Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TENNESSEE - (CONTINUED)
                                                      3.600% 12/01/14(a)                          2,900,000        2,900,000

                                                                                            TENNESSEE TOTAL      159,320,000

TEXAS
- 14.1%

     TX ABN AMRO MUNITOPS CERTIFICATES TRUST
                                                  Series 2004,
                                                    Insured: PSFG

                                                      3.560% 02/01/11(a)                          8,960,000        8,960,000
                                                  Series 2005,
                                                    Insured: MBIA

                                                      3.560% 09/01/13(a)                          9,735,000        9,735,000

        TX ALEDO INDEPENDENT SCHOOL DISTRICT
                                                  Series 2005 PT-2769,
                                                    Insured: PSFG,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.550% 02/15/25(a)                          6,165,000        6,165,000

        TX ALLEN INDEPENDENT SCHOOL DISTRICT
                                                  Series 2005,
                                                    Insured: MBIA,

                                                      3.550% 02/15/13(a)                          4,300,000        4,300,000

   TX ARLINGTON INDUSTRIAL DEVELOPMENT CORP.
                                                  Universal Forest Products,
                                                    Series 1999, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.670% 07/01/29(a)                          1,000,000        1,000,000

            TX AUSTIN AIRPORT SYSTEM REVENUE
                                                  Financial Services Department,
                                                    Series 1995 A,
                                                      LOC: JPMorgan Chase Bank

                                                      3.550% 11/15/17(a)                         24,700,000       24,700,000

          TX BARBERS HILL INDEPENDENT SCHOOL
                                    DISTRICT
                                                  Series 2005 PT-2981,
                                                    Insured: PSFG,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.550% 02/15/26(a)                          6,860,000        6,860,000

       TX BELL COUNTY INDUSTRIAL DEVELOPMENT
                                       CORP.
                                                  Industrial Development Revenue,
                                                    Metal Sales Manufacturing Corp. Project,
                                                      Series 1998, AMT,
                                                        LOC: Firstar Bank N.A.

                                                      3.680% 08/01/08(a)                            700,000          700,000

              TX BEXAR HOUSING FINANCE CORP.
                                                  Multi-Family Housing Revenue,
                                                    Perrin Park Apartment Project,
                                                      Series 1996,
                                                        LOC: Northern Trust Co.

                                                      3.670% 06/01/28(a)                         10,375,000       10,375,000

      TX BRAZOS COUNTY HOUSING FINANCE CORP.
                                                  Single Family Mortgage Revenue,
                                                    Series 2005, AMT,
                                                      Insured: FGIC

                                                      3.590% 03/01/11(a)                         10,245,000       10,245,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS
- (CONTINUED)

         TX BRAZOS RIVER AUTHORITY POLLUTION
                             CONTROL REVENUE
                                                  Series  2001,
                                                    LOC: Wachovia  Bank N.A.

                                                      3.630% 10/01/30(a)                         17,000,000       17,000,000
                                                  TXU Energy Co. LLC:
                                                    Series 2001 D-1, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.560% 05/01/33(a)                         41,610,000       41,610,000
                                                    Series 2001, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.560% 05/01/33(a)                         22,320,000       22,320,000
                                                    Series 2002 A, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.630% 05/01/37(a)                         23,730,000       23,730,000

   TX BRIDGEPORT INDEPENDENT SCHOOL DISTRICT
                                                  Series 2004,

                                                      3.550% 08/15/08(a)                          6,480,000        6,480,000

     TX CALHOUN COUNTY NAVIGATION INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  British Petroleum Company,
                                                    Series 1998, AMT,

                                                      3.880% 01/01/24(a)                         30,000,000       30,000,000

       TX CAMP COUNTY INDUSTRIAL DEVELOPMENT
                                       CORP.
                                                  Pilgrims Pride Corp.,
                                                    Series 1999, AMT,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.600% 07/01/29(a)                         15,000,000       15,000,000

          TX CAPITAL AREA CULTURAL EDUCATION
                    FACILITIES FINANCE CORP.
                                                  Roman Catholic Diocese Austin,
                                                    Series 2005,
                                                      LOC: Wachovia Bank N.A.

                                                      3.550% 04/01/45(a)                         41,300,000       41,300,000

       TX CAPITAL AREA HOUSING FINANCE CORP.
                                                  Series 2005 AA, AMT,
                                                    LIQ FAC: Goldman Sachs

                                                      3.580% 01/02/06(a)                         21,240,000       21,240,000

     TX CAPITAL INDUSTRIAL DEVELOPMENT CORP.
                SOLID WASTE DISPOSAL REVENUE
                                                  Texas Disposal Systems, Inc.,
                                                    Series 2001, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.630% 05/01/16(a)                         11,860,000       11,860,000

    TX CORSICANA INDEPENDENT SCHOOL DISTRICT
                                                  Series 2004,

                                                      3.550% 02/15/24(a)                          5,215,000        5,215,000

          TX DALLAS FORT WORTH INTERNATIONAL
                             AIRPORT REVENUE
                                                  Flight Safety Project,
                                                    Series 1999, AMT,

                                                      3.550% 07/01/32(a)                         16,180,000       16,180,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS
- (CONTINUED)
                                                  Series 2003 PT-825, AMT,
                                                    Insured: MBIA,
                                                      SPA: Lloyds TSB Bank PLC

                                                      2.990% 05/01/11(a)(c)                       9,995,000        9,995,000
                                                  Series 2003, AMT,

                                                      3.590% 05/01/11(a)                          9,840,000        9,840,000
                                                  Series 2004,AMT,
                                                    Insured: MBIA

                                                      3.600% 11/01/33(a)                          3,000,000        3,000,000
                                                  Series 2005, AMT,
                                                    Insured: FGIC,
                                                      LIQ FAC: Svenska Handelsbanken

                                                      3.590% 11/01/19(a)                         30,665,000       30,665,000

             TX DALLAS HOUSING FINANCE CORP.
                                                  Multi-Family Housing Revenue:
                                                    Cherry Crest Villas Apartments,
                                                      Series 2005, AMT,
                                                        LOC: Wachovia Bank

                                                      3.630% 03/01/38(a)                          4,800,000        4,800,000
                                                    The Masters Apartments Project,
                                                      Series 2004, AMT,
                                                        Insured: FNMA

                                                      3.600% 07/15/37(a)                          8,000,000        8,000,000

        TX DEPARTMENT OF HOUSING & COMMUNITY
                                     AFFAIRS

                                                      3.250% 06/01/06                            57,250,000       57,250,000
                                                  Multi-Family Revenue,
                                                    Series 2002, AMT,

                                                      3.640% 12/01/40(a)                          4,400,000        4,400,000
                                                  Series 2005, AMT,
                                                    SPA: Merrill Lynch Capital Services

                                                      3.300% 03/01/45(a)(c)                      13,995,000       13,995,000
                                                  Series 2005,
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.300% 07/01/45(a)(c)                      10,290,000       10,290,000
                                                  Series 2005,
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.300% 03/01/36(a)(c)                       8,795,000        8,795,000

    TX DICKINSON INDEPENDENT SCHOOL DISTRICT
                                                  Series 2005 DB-146,
                                                    Insured: PSFG,
                                                      LIQ FAC: Deutsche Bank A.G.

                                                      3.550% 02/15/19(a)                          8,470,000        8,470,000
                                                  Series 2005 DB-147,
                                                    Insured: PSFG,
                                                      LIQ FAC: Deutsche Bank A.G.

                                                      3.550% 02/15/21(a)                          9,290,000        9,290,000

   TX GALVESTON COUNTY HOUSING FINANCE CORP.
                                                  Single Family Mortgage Revenue,
                                                    Series 2004 A, AMT,

                                                      3.910% 12/01/37(a)                          2,587,642        2,587,642

            TX GARLAND HOUSING FINANCE CORP.
                                                  Multi-Family Housing Revenue,
                                                    Primrose at Crist Apartments,
                                                      Series 2005,
                                                        LOC: Wachovia Bank


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS
- (CONTINUED)

                                                      3.630% 03/01/38(a)                          6,900,000        6,900,000

        TX GULF COAST INDUSTRIAL DEVELOPMENT
                                   AUTHORITY
                                                  Environmental Facilities Revenue,
                                                    Citgo Petroleum Corp.,
                                                      Series 2002, AMT,
                                                        LOC: Royal Bank of Scotland

                                                      3.850% 02/01/32(a)                          6,300,000        6,300,000
                                                  Exempt Facilities Industrial Revenue,
                                                    BP PLC
                                                      Series 2003, AMT,
                                                        LOC: BP PLC

                                                      3.850% 04/01/38(a)                          6,700,000        6,700,000
                                                  Harsco Corp.,
                                                    Series 2000, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.670% 05/01/10(a)                          1,500,000        1,500,000

      TX GULF COAST WASTE DISPOSAL AUTHORITY
                                                  Environmental Facilities Revenue:
                                                    BP Amoco Chemical,
                                                      Series B, AMT,

                                                      3.850% 09/01/38(a)                         11,365,000       11,365,000
                                                    BP PLC
                                                      Series 2003, AMT,

                                                      3.850% 07/01/34(a)                         17,900,000       17,900,000
                                                    BP Products North America, Inc.,
                                                      Series 2004, AMT,

                                                      3.850% 12/01/31(a)                            700,000          700,000
                                                  Pollution Control Revenue,
                                                    Amoco Oil Co.,
                                                      Series 1994, AMT,

                                                      3.850% 06/01/24(a)                         13,500,000       13,500,000
                                                  Solid Waste Disposal Revenue,
                                                    Amoco Oil Co.,
                                                      Series 1995, AMT,

                                                      3.850% 07/01/27(a)                         21,550,000       21,550,000

            TX HARRIS COUNTY HEALTH FACILITY
                           DEVELOPMENT CORP.
                                                  Blood Center Gulf Coast Regional,
                                                    Series 1992,
                                                      LOC: JP Morgan Chase Bank

                                                      3.630% 04/01/17(a)                          2,450,000        2,450,000

     TX HARRIS COUNTY INDUSTRIAL DEVELOPMENT
                                       CORP.
                                                  Industrial Development Revenue:
                                                    North American Galvanizing,
                                                      Series 2000, AMT,
                                                        LOC: JPMorgan Chase Bank

                                                      3.680% 03/01/25(a)                          2,325,000        2,325,000
                                                    Series 2000, AMT,
                                                      LOC: Bank One Oklahoma N.A.

                                                      3.620% 04/01/08(a)                          5,000,000        5,000,000
                                                  Solid Waste Disposal Revenue,
                                                    Deer Park Refining LP,
                                                      Series 2004 A, AMT,

                                                      3.850% 03/01/23(a)                         40,300,000       40,300,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS
- (CONTINUED)

     TX HAYS CONSOLIDATED INDEPENDENT SCHOOL
                                    DISTRICT
                                                  Series 2005:

                                                      3.550% 08/15/26(a)                          4,015,000        4,015,000
                                                    Insured: PSFG,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.550% 08/15/25(a)                          7,360,000        7,360,000

         TX HILLSBORO INDUSTRIAL DEVELOPMENT
                               CORP. REVENUE
                                                  Lamcraft LP Project,
                                                    Series 1997, AMT,
                                                      LOC: First Commercial Bank

                                                      3.850% 07/01/13(a)                            965,000          965,000

                                  TX HOUSTON

                                                      2.860% 01/18/06                             2,000,000        2,000,000

         TX HOUSTON COMMUNITY COLLEGE SYSTEM
                                     REVENUE
                                                  Series 2005 PT-2741,
                                                    Insured: FSA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.550% 04/15/17(a)                          6,380,000        6,380,000

                            TX HOUSTON EAGLE
                                                  Series 2004 A,
                                                    Insured: MBIA

                                                      3.560% 03/01/08(a)                          4,850,000        4,850,000

          TX HOUSTON HOUSING FINANCIAL CORP.
                                                  Series 2004, AMT,
                                                    Insured: FNMA

                                                      3.600% 04/15/37(a)                          3,500,000        3,500,000

      TX HOUSTON INDEPENDENT SCHOOL DISTRICT
                                                  Series 2004 PT-979,
                                                    Insured: FSA,
                                                      LIQ FAC: Landesbank Hessen-Thuringen

                                                      2.950% 02/13/10(a)(c)                       9,995,000        9,995,000

          TX HOUSTON UTILITY SYSTEMS REVENUE
                                                  Series 2004:
                                                    Insured: FGIC

                                                      3.550% 05/15/12(a)                          5,200,000        5,200,000
                                                    Insured: MBIA

                                                      3.550% 05/15/14(a)                          5,675,000        5,675,000

        TX KLEIN INDEPENDENT SCHOOL DISTRICT
                                                  Series 2003,

                                                      3.550% 02/15/11(a)                          5,585,000        5,585,000

    TX LAREDO SPORTS VENUE SALES TAX REVENUE
                                                  Series 2005 PT-2757,
                                                    Insured: AMBAC,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.550% 03/15/24(a)                          6,260,000        6,260,000

   TX LEWISVILLE INDEPENDENT SCHOOL DISTRICT
                                                  Series 2004,

                                                      3.550% 08/15/08(a)                          3,960,000        3,960,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS
- (CONTINUED)

           TX LOWER COLORADO RIVER AUTHORITY
                                                  Transmission Contract Revenue,
                                                    Series 2003,
                                                      Insured: AMBAC

                                                      3.560% 05/15/22(a)                          1,885,000        1,885,000

        TX MIDLOTHIAN INDUSTRIAL DEVELOPMENT
                                       CORP.
                                                  Environmental Facilities Revenue,
                                                    Holnam Texas LP,
                                                      Series 1999, AMT,
                                                        LOC: JPMorgan Chase Bank

                                                      3.540% 09/01/31(a)                         13,900,000       13,900,000

         TX MONTGOMERY HOUSING FINANCE CORP.
                                                  Woodline Park Apartments LP,
                                                    Series 2005, AMT,
                                                      LOC: Citibank N.A.

                                                      3.690% 02/01/38(a)                          7,500,000        7,500,000

                   TX NUECES RIVER AUTHORITY
                                                  Series 2005 PT-2823,
                                                    Insured: FSA,
                                                      LIQ FAC: Merrill Lynch Capital Services

                                                      3.550% 07/15/22(a)                          6,215,000        6,215,000

     TX PANHANDLE REGIONAL HOUSING FINANCING
                                                  Series 2002, AMT,

                                                      3.640% 09/01/14(a)                          6,060,000        6,060,000

        TX PANHANDLE-PLAINS HIGHER EDUCATION
                             AUTHORITY, INC.
                                                  Series 1992 A,
                                                    Insured: MBIA,

                                                      3.540% 06/01/21(a)                         25,000,000       25,000,000
                                                  Series 1993 A, AMT,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.540% 06/01/23(a)                         25,000,000       25,000,000

       TX PLANO INDEPENDENT SCHOOL DISTRICT,
                                                  Series 2004,

                                                      3.560% 02/15/18(a)                          3,955,000        3,955,000

           TX PORT CORPUS CHRISTI INDUSTRIAL
                           DEVELOPMENT CORP.
                                                  Citgo Petroleum Corp.,
                                                    Series 1998, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.850% 08/01/28(a)                         22,200,000       22,200,000

      TX SAN ANTONIO CONVENTION CENTER HOTEL
                               FINANCE CORP.
                                                  Series 2005 R-363,
                                                    Insured: AMBAC,
                                                      LIQ FAC: Citibank N.A.

                                                      3.600% 07/15/39(a)                          5,925,000        5,925,000

       TX SAN ANTONIO ELECTRIC & GAS REVENUE
                                                  Series 1992,

                                                      5.800% 02/01/06                             1,715,000        1,719,526


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

TEXAS
- (CONTINUED)

          TX SOUTHEAST HOUSING FINANCE CORP.
                                                  TX Garth Housing LP,
                                                    Series 2005, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.630% 03/01/38(a)                          7,140,000        7,140,000

        TX SOUTHMOST JUNIOR COLLEGE DISTRICT
                                                  Series 2005 PT-2582,
                                                    Insured: MBIA,
                                                      SPA: Merrill Lynch Capital Services

                                                      3.550% 02/15/25(a)                          6,205,000        6,205,000

       TX SPRING INDEPENDENT SCHOOL DISTRICT
                                                  Series 2005,
                                                    Insured: FGIC,

                                                      3.550% 08/15/12(a)                          8,480,000        8,480,000

                                    TX STATE
                                                  Veterans Housing Assistance:
                                                    Series 2004 II-B, AMT,
                                                      LOC: DEPFA Bank PLC

                                                      3.590% 12/01/34(a)                         15,900,000       15,900,000
                                                    Series 2005 II-B, AMT,
                                                      SPA: State Street Bank & Trust Co.,

                                                      3.600% 06/01/36(a)                         40,000,000       40,000,000

      TX TRAVIS COUNTY HOUSING FINANCE CORP.
                                                  Multi-Family Housing Revenue,
                                                    Rosemont at Old Manor Apartments,
                                                      Series 2004, AMT,
                                                        Insured: FNMA

                                                      3.600% 08/15/37(a)                          6,700,000        6,700,000
                                                  Single Family Mortgage Revenue,
                                                    Series 2001,
                                                      Insured: GNMA

                                                      3.590% 09/01/18(a)                          3,595,000        3,595,000

                  TX TRINITY RIVER AUTHORITY
                                                  Solid Waste Disposal Revenue,
                                                    Community Waste Disposal, Inc.,
                                                      Series 2001, AMT,
                                                        LOC: Wells Fargo Bank N.A.

                                                      3.580% 05/01/21(a)                         10,170,000       10,170,000

           TX WEST SIDE CALHOUN COUNTY NAVAL
                                    DISTRICT
                                                  BP Amoco PLC
                                                    Series 2000, AMT,

                                                      3.850% 10/01/30(a)                         19,000,000       19,000,000

        TX WYLIE INDEPENDENT SCHOOL DISTRICT
                                                  Series 2004,

                                                      3.550% 08/15/08(a)                          6,500,000        6,500,000

                                                                                                TEXAS TOTAL      961,637,168

UTAH - 4.8%

    UT BOARD OF REGENTS STUDENT LOAN REVENUE
                                                  Series 1997 R, AMT,
                                                    Insured: AMBAC,
                                                      LOC: DEPFA Bank PLC

                                                      3.450% 11/01/31(a)                          6,355,000        6,355,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTAH - (CONTINUED)

       UT BOARD REGENTS STUDENT LOAN REVENUE
                                                  Series 1988 C, AMT,
                                                    Insured: AMBAC,
                                                      SPA: DEPFA Bank PLC

                                                      3.450% 11/01/13(a)                         21,200,000       21,200,000
                                                  Series 1995, AMT,
                                                    Insured: AMBAC,
                                                      SPA: DEFPA Bank PLC

                                                      3.450% 11/01/25(a)                         56,100,000       56,100,000

           UT DAVIS COUNTY HOUSING AUTHORITY
                                                  Multi-Family Housing Revenue,
                                                    PTR Multi-Family Holdings, Inc.,
                                                      Series 1997 A,
                                                        LOC: Bank One N.A.

                                                      3.550% 08/15/39(a)                          4,240,000        4,240,000

                            UT HOUSING CORP.
                                                  Multi-Family Revenue,
                                                    BP-UT 2 LLC,
                                                      Series 2004 A, AMT,
                                                        LOC: Citibank N.A.

                                                      3.560% 07/01/35(a)                          9,000,000        9,000,000
                                                  Single Family Mortgage Revenue:
                                                    Series 2001 B, AMT,

                                                      3.600% 07/01/32(a)                         15,395,000       15,395,000
                                                    Series 2002 C-2, AMT,

                                                      3.600% 07/01/31(a)                          9,995,000        9,995,000
                                                    Series 2004 A-I, AMT,

                                                      3.600% 07/01/35(a)                          9,305,000        9,305,000
                                                    Series 2004 C-I, AMT,
                                                      LIQ FAC: Bayerische Landesbank

                                                      3.600% 07/01/35(a)                          9,880,000        9,880,000
                                                    Series 2004 D-I, AMT,
                                                      LIQ FAC: Bayerische Landesbank

                                                      3.600% 07/01/35(a)                         13,290,000       13,290,000
                                                    Series 2004 F, AMT,
                                                      LIQ FAC: Bayerische Landesbank

                                                      3.600% 01/01/36(a)                         14,360,000       14,360,000
                                                    Series 2004 G-I, AMT,
                                                      LIQ FAC: Bayerische Landesbank

                                                      3.600% 01/01/36(a)                         16,560,000       16,560,000
                                                    Series 2004 H-1, AMT,
                                                      LIQ FAC: Bayerische Landesbank

                                                      3.600% 01/01/36(a)                          4,300,000        4,300,000
                                                    Series 2005 1, AMT,
                                                      GIC: Transamerica Occid Life Insurance Co.

                                                      3.600% 07/01/36(a)                         24,125,000       24,125,000
                                                    Series 2005 A,
                                                      LOC: Bayerische Landesbank

                                                      3.600% 07/01/36(a)                          9,400,000        9,400,000
                                                    Series 2005 D, AMT,
                                                      LIQ FAC: Bayerische Landesbank

                                                      3.600% 07/01/36(a)                         11,100,000       11,100,000
                                                    Series 2005 E, AMT,
                                                      SPA: DEFPA Bank PLC

                                                      3.600% 01/01/37(a)                          9,000,000        9,000,000
                                                    Series 2005 F, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

UTAH - (CONTINUED)
                                                      SPA: DEFPA Bank PLC

                                                      3.600% 01/01/37(a)                         14,160,000       14,160,000
                                                    Series 2005 G, AMT,
                                                      LIQ FAC: DEPFA Bank PLC

                                                      3.600% 01/01/37(a)                         14,065,000       14,065,000
                                                    Series 2005, AMT,
                                                      LIQ FAC: DEFPA Bank PLC

                                                      3.600% 01/01/37(a)                         14,470,000       14,470,000
                                                    Series 22005, AMT,

                                                      3.630% 01/01/37(a)                         22,005,000       22,005,000

       UT MURRAY CITY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Hunter Douglas Real Property,
                                                    Series 1994, AMT,
                                                      LOC: ABN AMRO Bank N.V.

                                                      3.600% 09/01/14(a)                          3,200,000        3,200,000
                                                  Zvex Project,
                                                    Series 1996, AMT,
                                                      LOC: Bank One Arizona

                                                      3.680% 10/01/16(a)                          1,200,000        1,200,000

    UT SALT LAKE CITY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Spring Air Project,
                                                    Series 2003, AMT,

                                                      3.580% 07/01/23(a)                          3,505,000        3,505,000

       UT TOOELE CITY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Encon Utah Project,
                                                    Series 2002 A, AMT,
                                                      LOC: US Bank N.A.

                                                      3.650% 10/01/22(a)                          3,100,000        3,100,000

             UT WATER FINANCE AGENCY REVENUE
                                                  Series 2005 A-14,
                                                    Insured: AMBAC,
                                                      SPA: JPMorgan Chase Bank

                                                      3.550% 10/01/35(a)                          8,100,000        8,100,000

       UT WEST JORDAN INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Vesper Corp.,
                                                    Series 1994 A, AMT,
                                                      LOC: PNC Bank

                                                      3.650% 04/01/14(a)                          1,000,000        1,000,000

                                                                                                 UTAH TOTAL      328,410,000

VERMONT - 0.4%

                   VT HOUSING FINANCE AGENCY
                                                  Series 2005 23, AMT,
                                                    Insured: FSA,
                                                      SPA: DEPFA Bank PLC

                                                      3.450% 11/01/34(a)                         14,300,000       14,300,000

         VT INDUSTRIAL DEVELOPMENT AUTHORITY
                                                  Ryegate Wood Energy Company,
                                                    Series 1990, AMT,
                                                      LOC: ABN AMRO Bank N.V.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

VERMONT - (CONTINUED)

                                                      3.550% 12/01/15(a)                         11,800,000       11,800,000

                                                                                              VERMONT TOTAL       26,100,000

VIRGINIA - 4.0%

      MORGAN KEEGAN MUNICIPAL PRODUCTS, INC.
                                                  Series 2005 C, AMT,
                                                    LIQ FAC: BNP Paribas:

                                                      3.570% 12/01/10(a)                         39,505,000       39,505,000

                                                      3.610% 08/09/07(a)                        155,700,000      155,700,000

          VA CHESAPEAKE ECONOMIC DEVELOPMENT
                                   AUTHORITY
                                                  Tidewater Fibre Corp.,
                                                    Series 2005, AMT,
                                                      LOC: Wachovia Bank N.A.

                                                      3.600% 12/01/14(a)                         12,250,000       12,250,000

    VA FREDERICKSBURG INDUSTRIAL DEVELOPMENT
      AUTHORITY MULTI-FAMILY HOUSING REVENUE
                                                  Forest Village Apartments Project,
                                                    Series 2001 A-1, AMT,
                                                      LOC: SunTrust Bank

                                                      3.800% 01/01/33(a)                          4,500,000        4,500,000

            VA KING GEORGE COUNTY INDUSTRIAL
                       DEVELOPMENT AUTHORITY
                                                  Birchwood Power Partners,
                                                    Series 1994 B,
                                                      LOC: Bank of Nova Scotia

                                                      3.570% 12/01/24(a)                          6,500,000        6,500,000

    VA MADISON COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Madison Wood Preservers,
                                                    Series 1998, AMT,
                                                      LOC: Wachovia Bank of North Carolina

                                                      3.580% 06/01/13(a)                          3,925,000        3,925,000

                           VA PORT AUTHORITY
                                                  Commonwealth Port Fund Revenue,
                                                    Series 2005 PT-2662, AMT,
                                                      Insured: FSA,
                                                        LIQ FAC: Merrill Lynch Capital Services

                                                      3.570% 07/01/24(a)                          3,105,000        3,105,000

         VA PRINCE WILLIAM COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Dale Scott Corp. Project,
                                                    Series 2001, AMT,
                                                      LOC: First Union National Bank

                                                      3.600% 12/01/21(a)                          8,600,000        8,600,000

         VA RICHMOND REDEVELOPMENT & HOUSING
                                   AUTHORITY
                                                  Tobacco Row Revenue:
                                                    Series 1989 B-10, AMT,

                                                      3.600% 10/01/24(a)                          7,000,000        7,000,000
                                                    Series 1989 B-3, AMT,
                                                      GIC: Bayerische Landesbank

                                                      3.600% 10/01/24(a)                          2,000,000        2,000,000
                                                    Series 1989 B-5, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

VIRGINIA - (CONTINUED)

                                                      3.600% 10/01/24(a)                          4,750,000        4,750,000
                                                    Series 1989 B-6, AMT,
                                                      GIC: Bayerische Landesbank

                                                      3.600% 10/01/24(a)                          3,555,000        3,555,000
                                                    Series 1989 B-7, AMT,
                                                      GIC: Bayerische Landesbank

                                                      3.600% 10/01/24(a)                         10,660,000       10,660,000
                                                    Series 1989 B-8, AMT,
                                                      GIC: Bayerische Landesbank

                                                      3.600% 10/01/24(a)                          3,555,000        3,555,000
                                                    Series1989 B-5, AMT,

                                                      3.600% 10/01/24(a)                          5,910,000        5,910,000

           VA WESTMORELAND COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Economic Development Revenue,
                                                    Second Development LLC Project,
                                                      Series 2003,
                                                        LOC: Wells Fargo Bank N.A.

                                                      3.650% 08/01/19(a)                          3,750,000        3,750,000

                                                                                             VIRGINIA TOTAL      275,265,000

WASHINGTON - 2.6%

                                  WA CENTRAL
                                                  Washington University,
                                                    Series 2004,
                                                      Insured: FGIC

                                                      3.560% 05/01/21(a)                          4,170,000        4,170,000

   WA ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                                                  Four Corners Capital LLC,
                                                    Series 2005 G, AMT,
                                                      LOC: General Electric Capital Corp.

                                                      3.570% 01/01/26(a)(b)                       7,500,000        7,500,000
                                                  RMI Investors LLC,
                                                    Series 2001, AMT,
                                                      LOC: Wells Fargo Bank N.A.

                                                      3.630% 08/01/26(a)                          3,850,000        3,850,000

                     WA GOAT HILL PROPERTIES
                                                  Washington Lease Revenue,
                                                    Series 2005,
                                                      Insured: MBIA

                                                      3.560% 12/01/23(a)                          1,340,000        1,340,000

               WA HOUSING FINANCE COMMISSION
                                                  Multi-Family Housing Revenue:
                                                    Columbia Heights Project,
                                                      2004 A,
                                                        LOC: Wells Fargo Bank N.A.

                                                      3.690% 10/01/39(a)                          9,045,000        9,045,000
                                                    Mallard Lakes Apartment Projects,
                                                      Series 2002 A, AMT,

                                                      3.800% 05/15/35(a)                         13,600,000       13,600,000
                                                    MWSH Arlington LLC,
                                                      Series 2003, AMT,
                                                        LOC: Washington Trust Bank

                                                      3.630% 11/01/36(a)                          1,300,000        1,300,000
                                                    Pacific Inn Apartments Project,
                                                      Series 1996 A, AMT,
                                                        LOC: US Bank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

WASHINGTON - (CONTINUED)

                                                      3.650% 05/01/28(a)                          1,350,000        1,350,000
                                                    Rosemont Apartments Projects,
                                                      Series 2003 A, AMT,
                                                        LOC: Umpua Bank & Bank of the West

                                                      3.830% 10/01/36(a)                          2,885,000        2,885,000
                                                    Series 2005 A, AMT,
                                                      Insured: FNMA

                                                      3.600% 09/15/39(a)                         11,570,000       11,570,000
                                                    Sisters of Providence Project,
                                                      Series 1995, AMT,

                                                      3.650% 12/01/15(a)                          1,950,000        1,950,000
                                                  Multi-Family Mortgage Revenue:
                                                    Inglebrook Court Project,
                                                      Series 1995, AMT,

                                                      3.650% 07/01/25(a)                          8,300,000        8,300,000
                                                    Sherwood Springs Apartments Project,
                                                      Series 1997 A, AMT,
                                                        LOC: US Bank N.A.

                                                      3.650% 09/01/27(a)                          2,000,000        2,000,000

            WA KING COUNTY HOUSING AUTHORITY
                                                  Auburn North Associates,
                                                    Series 1997, AMT,
                                                      Insured: FNMA

                                                      3.600% 12/01/27(a)                          3,370,000        3,370,000

                WA KING COUNTY SEWER REVENUE
                                                  Series 2003,
                                                    Insured: FGIC

                                                      3.560% 01/01/20(a)                          5,585,000        5,585,000

       WA PIERCE COUNTY ECONOMIC DEVELOPMENT
                                                  McFarland Cascade Project,
                                                    Series 1996, AMT,
                                                      LOC: US Bank N.A.

                                                      3.650% 12/01/17(a)                          2,000,000        2,000,000

               WA PORT BELLINGHAM INDUSTRIAL
                           DEVELOPMENT CORP.
                                                  BP West Coast Products LLC:
                                                    Series 2002, AMT,

                                                      3.850% 12/01/33(a)                         18,000,000       18,000,000
                                                    Series 2003, AMT,

                                                      3.850% 03/01/38(a)                         16,750,000       16,750,000

                  WA PORT OF SEATTLE REVENUE

                                                      3.160% 02/06/06                             6,785,000        6,785,000
                                                  Series 2003, AMT,
                                                    Insured: MBIA

                                                      3.130% 08/17/06(a)(c)                       4,320,000        4,320,000
                                                  Series 2005 122, AMT,
                                                    Insured: MBIA,
                                                      LIQ FAC: BNP Paribas

                                                      3.590% 02/01/21(a)                          9,080,000        9,080,000
                                                  Series 2005 123, AMT,
                                                    LOC: BNP Paribas

                                                      3.590% 12/01/21(a)                         14,835,000       14,835,000
                                                  Series 2005 139, AMT,
                                                    Insured: FGIC,
                                                      LIQ FAC: BNP Paribas


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

WASHINGTON - (CONTINUED)
                                                      3.590% 09/01/12(a)                          2,875,000        2,875,000
                                                  Series 2005, AMT,
                                                    Insured: FGIC

                                                      3.510% 04/01/16(a)                            985,000          985,000

        WA SEATTLE HOUSING AUTHORITY REVENUE
                                                  Lower Income Housing Assistance Revenue,
                                                    Bayview Manor Project,
                                                      Series 1994 B,
                                                        LOC:US Bank of Washington

                                                      3.600% 05/01/19(a)                          2,395,000        2,395,000
                                                  Rainier Vista Project, Phase I,
                                                    Series 2003,
                                                      LOC: KeyBank N.A.

                                                      3.580% 12/01/36(a)                         11,250,000       11,250,000

                                    WA STATE
                                                  Series 2003,
                                                    Insured: FSA

                                                      3.560% 07/01/19(a)                          5,125,000        5,125,000

       WA TACOMA CONVENTION CENTER & PARKING
                                     REVENUE
                                                  Series 2004,
                                                    Insured: MBIA

                                                      3.550% 12/01/24(a)                          6,050,000        6,050,000

                                                                                           WASHINGTON TOTAL      178,265,000

WEST VIRGINIA - 0.5%

                WV BECKLEY REVENUE REFUNDING
                                                  Beckley Water Co.,
                                                    Series 2003, AMT,
                                                      LOC: Bank One West Virginia

                                                      3.680% 10/01/16(a)                          7,120,000        7,120,000

       WV HARRISON COUNTY BOARD OF EDUCATION
                                                  Series 2001,
                                                    LIQ FAC: Wachovia Bank N.A.

                                                      3.720% 05/01/07(a)                          7,680,000        7,680,000

     WV MARION COUNTY COMMISSION SOLID WASTE
                   DISPOSAL FACILITY REVENUE
                                                  Grantown Project,
                                                    Series 1990 C, AMT,
                                                      LOC: National Westminster

                                                      3.470% 10/01/17(a)                          1,200,000        1,200,000

     WV MERCER COUNTY INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Series 2006,
                                                    LOC: First National Bank

                                                      3.760% 05/01/06(a)                          1,000,000        1,000,000

              WV PLEASANTS COUNTY COMMISSION
              INDUSTRIAL DEVELOPMENT REVENUE
                                                  Simex, Inc.,
                                                    Series 1999,
                                                      LOC: PNC Bank N.A.

                                                      3.620% 12/01/19(a)                          7,055,000        7,055,000

       WV PUTNAM COUNTY SOLID WASTE DISPOSAL
                                     REVENUE
                                                  Toyota Motor Manufacturing Project,
                                                    Series 2000 A, AMT,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

WEST VIRGINIA - (CONTINUED)

                                                      3.590% 04/01/30(a)                          5,000,000        5,000,000

                       WV UNIVERSITY REVENUE
                                                  Series 2004,
                                                    Insured: FGIC

                                                      3.560% 10/01/24(a)                          2,345,000        2,345,000

                                                                                        WEST VIRGINIA TOTAL       31,400,000

WISCONSIN - 1.9%

    WI CHIPPEWA FALLS INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Series 2003, AMT,
                                                    LOC: Fifth Third Bank

                                                      3.650% 04/01/33(a)                          1,595,000        1,595,000

          WI HEALTH & EDUCATIONAL FACILITIES
                                   AUTHORITY
                                                  Series 2003,
                                                    Insured: MBIA:

                                                      3.200% 08/15/19(a)(c)                      23,515,000       23,515,000

                                                      3.350% 08/15/19(a)(c)                      16,740,000       16,740,000

           WI HOUSING & ECONOMIC DEVELOPMENT
                                   AUTHORITY
                                                  Home Ownership Revenue:
                                                    Series 2004 D, AMT,
                                                      LOC: Dexia Credit Local

                                                      3.540% 09/01/35(a)                         10,350,000       10,350,000
                                                    Series 2004 E, AMT,

                                                      3.590% 09/01/35(a)                         17,800,000       17,800,000
                                                    Series 2005 C, AMT,
                                                      LOC: Lloyds TSB Bank PLC:

                                                      3.590% 03/01/28(a)                         15,000,000       15,000,000

                                                      3.590% 09/01/33(a)                         12,000,000       12,000,000

   WI KENOSHA INDUSTRIAL DEVELOPMENT REVENUE
                                                  Monarch Plastics, Inc.,
                                                    Series 1994, AMT,
                                                      LOC: JPMorgan Chase Bank

                                                      3.680% 12/01/09(a)                            700,000          700,000

    WI MARATHON CITY REDEVELOPMENT AUTHORITY
              INDUSTRIAL DEVELOPMENT REVENUE
                                                  Maratech Calvin Frost Project,
                                                    Series 2003, AMT,
                                                      LOC: Fifth Third Bank

                                                      3.650% 10/01/35(a)                          2,965,000        2,965,000

               WI MENOMONEE FALLS INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Series 1994,
                                                    LOC: Bank One Milwaukee N.A.

                                                      3.680% 09/01/14(a)                          2,700,000        2,700,000

         WI OCONOMOWOC COMMUNITY DEVELOPMENT
                                   AUTHORITY
                                                  85 Oconomowoc LLC,
                                                    Series 2004, AMT,
                                                      LOC: LaSalle Bank N.A.


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

WISCONSIN - (CONTINUED)
                                                      3.630% 12/01/44(a)                          1,500,000        1,500,000

    WI OCONTO INDUSTRIAL DEVELOPMENT REVENUE
                                                  Unlimited Services of Wisconsin,
                                                    Series 2000, AMT,
                                                      LOC: Bank One Wisconsin

                                                      3.750% 11/01/12(a)                          1,050,000        1,050,000

        WI PARK FALLS INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Shield Brothers, Inc.,
                                                    Series 2000, AMT,
                                                      LOC: Bank One Wisconsin

                                                      3.680% 08/01/20(a)                            700,000          700,000

          WI PEWAUKEE INDUSTRIAL DEVELOPMENT
                                                  Gunner Press & Finishing,
                                                    Series 2000, AMT,
                                                      LOC: Bank One Wisconsin

                                                      3.680% 09/01/20(a)                            800,000          800,000

              WI PLEASANT PRAIRIE INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Series 1995, AMT,
                                                    LOC: American National Bank & Trust

                                                      3.630% 02/01/22(a)                          2,650,000        2,650,000

              WI SAUKVILLE VILLAGE COMMUNITY
            DEVELOPMENT AUTHORITY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Calibre, Inc.,
                                                    Series 2004, AMT,
                                                      LOC: US Bank N.A.

                                                      3.680% 09/01/29(a)                          1,815,000        1,815,000

         WI SHEBOYGAN INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  SBCO Foods of Wisconsin,
                                                    Series 2002, AMT,
                                                      LOC: National Bank & Trust

                                                      3.760% 08/01/12(a)                          3,000,000        3,000,000

                                    WI STATE
                                                  Series 2004,
                                                    Insured: FSA

                                                      3.550% 05/01/10(a)                          3,440,000        3,440,000

        WI WHITEWATER INDUSTRIAL DEVELOPMENT
                                     REVENUE
                                                  Husco International, Inc.,
                                                    Series 1997, AMT,
                                                      LOC: LaSalle Bank

                                                      3.560% 12/01/12(a)                          3,500,000        3,500,000

                       WI WIND POINT REVENUE
                                                  The Johnson Foundation,
                                                    Series 2000,
                                                      LOC: Harris Trust & Savings Bank

                                                      3.430% 09/01/35(a)                          8,365,000        8,365,000

                                                                                            WISCONSIN TOTAL      130,185,000

WYOMING - 1.4%

               WY CAMPBELL COUNTY INDUSTRIAL
                         DEVELOPMENT REVENUE
                                                  Series 2005 B,


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                                                                  PAR ($)          VALUE ($)
MUNICIPAL BONDS - (CONTINUED)

WYOMING - (CONTINUED)

                                                      3.550% 12/01/35(a)                         56,180,000       56,180,000
                                                  Two Elk Power Generation Partners,
                                                    Series 2003, AMT,

                                                      3.350% 12/01/30(a)                         40,000,000       40,000,000

                                                                                              WYOMING TOTAL       96,180,000

                                                        TOTAL MUNICIPAL BONDS
                                                        (COST OF $6,770,467,113)                               6,770,467,113
                                                                                                   SHARES
MUNICIPAL PREFERRED STOCKS - 2.7%

             CHARTER MAC EQUITY ISSUER TRUST
                                                  AMT,

                                                      3.640% 07/01/17                            38,520,000       38,520,000

                                                      3.640% 10/15/23                            89,695,000       89,695,000

                                                      3.640% 11/15/25                            55,040,000       55,040,000

                                                        TOTAL MUNICIPAL PREFERRED STOCKS
                                                        (COST OF $183,255,000)                                   183,255,000
                                                                                                  PAR ($)
SHORT-TERM OBLIGATIONS - 1.4%

VARIABLE RATE DEMAND
NOTES
(D) - 1.3%

              MUNIMAE TE BOND SUBSIDIARY LLC

                                                      3.640% 11/25/25                            11,905,000       11,905,000

         PUTTABLE FLOATING OPTION TAX-EXEMPT
                                    RECEIPTS
                                                  Series 2005, AMT,
                                                    SPA: Merrill Lynch Capital Services

                                                      3.660% 05/01/32                            61,165,000       61,165,000
                                                  Series 2005:
                                                    LIQ FAC: Merrill Lynch Capital Services

                                                      3.610% 09/01/31                             5,915,000        5,915,000
                                                    SPA: Merrill Lynch Capital Services:

                                                      3.660% 09/01/26                            10,890,000       10,890,000

                                                      3.660% 08/01/28                             9,850,000        9,850,000

                                                                           VARIABLE RATE DEMAND NOTES TOTAL       99,725,000

                                                        TOTAL SHORT-TERM OBLIGATIONS
                                                        (COST OF $99,725,000)                                     99,725,000


________________________________________________________________________________
December 31, 2005 (Unaudited)                        Columbia Municipal Reserves



                                                        TOTAL INVESTMENTS - 103.6%
                                                        (COST OF $7,053,447,113)(E)                            7,053,447,113

                                                        OTHER ASSETS & LIABILITIES, NET - (3.6)%                (247,077,089)

                                                        NET ASSETS - 100.0%                                    6,806,370,024

                                                        NOTES TO INVESTMENT PORTFOLIO:

                                                        *     Security Valuation:

                                                              Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and
                                                              thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the
                                                              instrument is not significant. Restricted securities and
                                                              certain other assets may be valued under procedures adopted by the Board of Trustees.

                                                        (a)   The interest rate shown on floating rate or variable rate
                                                              securities reflects the rate at December 31, 2005.

                                                        (b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which did not include any illiquid securities, amounted to
                                                              $20,500,000, which represents 0.3% of net assets.

                                                        (c)   Illiquid security.

                                                        (d)   Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change
                                                              periodically and the interest rates shown reflect the rates at
                                                              December 31, 2005.

                                                        (e)   Cost for federal income tax purposes is $7,053,447,113.

                                                        ACRONYM       NAME
                                                        -------       ----
                                                        AMBAC         Ambac Assurance Corp.
                                                        AMT           Alternative Minimum Tax
                                                        CIFG          CIFG Assurance North America, Inc.
                                                        FHA           Federal Housing Administration
                                                        FGIC          Financial Guaranty Insurance Co.
                                                        FHLB          Federal Home Loan Bank
                                                        FHLMC         Federal Home Loan Mortgage Corp.
                                                        FNMA          Federal National Mortgage Association
                                                        FSA           Financial Security Assurance, Inc.
                                                        GIC           Guaranteed Investment Contract
                                                        GNMA          Government National Mortgage Association
                                                        GTY AGMT      Guaranty Agreement
                                                        LIQ FAC       Liquidity Facility
                                                        LOC           Letter of Credit
                                                        MBIA          MBIA Insurance Corp.
                                                        PSFG          Permanent School Fund Guaranteed
                                                        SPA           Stand-by Purchase Agreement
                                                        XLCA          XL Capital Assurance, Inc.


Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust


By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                February 28, 2006
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                February 28, 2006
    --------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                February 28, 2006
    --------------------------------------------------------------------------